DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2025
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund
Dimensional 2065 Target Date Retirement Income Fund
Dimensional 2070 Target Date Retirement Income Fund
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
World Core Equity Portfolio
DFA LTIP Portfolio
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
U.S. Sustainability Targeted Value Portfolio
International Sustainability Core 1 Portfolio
International Social Core Equity Portfolio
Global Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
Dimensional VA U.S. Targeted Value Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
BAM	Build America Mutual
CPI	Consumer Price Index
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
SOFR	Secured Overnight Financing Rate
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NZD	New Zealand Dollars
SGD	Singapore Dollars
USD	United States Dollars

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
Ɏ	Represents 7 Day subsidized yield as of 7/31/25.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of July 31, 2025.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
Δ	Zero Coupon Security.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

*	Non-Income Producing Securities.

CONTINUED
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
††	Security valued using significant unobservable inputs (Level 3).

Dimensional 2045 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (55.6%)
U.S. Large Company Portfolio	1,438,223	$60,520,443
U.S. Core Equity 1 Portfolio	1,311,350	60,440,118
TOTAL DOMESTIC EQUITIES		120,960,561
INTERNATIONAL EQUITIES — (21.5%)
Large Cap International Portfolio	687,862	21,413,137
Emerging Markets Core Equity 2 Portfolio	553,611	14,726,063
International Core Equity 2 Portfolio	590,223	10,765,676
TOTAL INTERNATIONAL EQUITIES		46,904,876
FIXED INCOME (DOMESTIC) — (2.2%)
DFA LTIP Portfolio	897,463	4,684,755
FIXED INCOME (INTERNATIONAL) — (20.6%)
DFA Short-Term Extended Quality Portfolio	2,136,412	22,432,321
DFA Two-Year Global Fixed Income Portfolio	2,279,857	22,410,999
TOTAL FIXED INCOME (INTERNATIONAL)		44,843,320
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $150,925,667)		$217,393,512
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.250% (Cost $282,960)	282,960	282,960
TOTAL INVESTMENTS — (100.0%) (Cost $151,208,627)^^		$217,676,472
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$217,393,512	—	—	$217,393,512
Temporary Cash Investments	282,960	—	—	282,960
Total Investments in Securities	$217,676,472	—	—	$217,676,472

Dimensional 2050 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (65.3%)
U.S. Large Company Portfolio	1,490,098	$62,703,339
U.S. Core Equity 1 Portfolio	1,358,936	62,633,340
TOTAL DOMESTIC EQUITIES		125,336,679
INTERNATIONAL EQUITIES — (25.3%)
Large Cap International Portfolio	712,097	22,167,582
Emerging Markets Core Equity 2 Portfolio	570,429	15,173,413
International Core Equity 2 Portfolio	608,513	11,099,268
TOTAL INTERNATIONAL EQUITIES		48,440,263
FIXED INCOME (INTERNATIONAL) — (9.3%)
DFA Two-Year Global Fixed Income Portfolio	905,809	8,904,107
DFA Short-Term Extended Quality Portfolio	847,717	8,901,028
TOTAL FIXED INCOME (INTERNATIONAL)		17,805,135
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $128,197,127)		$191,582,077
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.250% (Cost $210,382)	210,382	210,382
TOTAL INVESTMENTS — (100.0%) (Cost $128,407,509)^^		$191,792,459
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$191,582,077	—	—	$191,582,077
Temporary Cash Investments	210,382	—	—	210,382
Total Investments in Securities	$191,792,459	—	—	$191,792,459

Dimensional 2055 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
DOMESTIC EQUITIES — (68.3%)
U.S. Large Company Portfolio	1,074,126	$45,199,211
U.S. Core Equity 1 Portfolio	980,556	45,193,846
TOTAL DOMESTIC EQUITIES		90,393,057
INTERNATIONAL EQUITIES — (26.4%)
Large Cap International Portfolio	513,510	15,985,578
Emerging Markets Core Equity 2 Portfolio	411,207	10,938,107
International Core Equity 2 Portfolio	438,717	8,002,190
TOTAL INTERNATIONAL EQUITIES		34,925,875
FIXED INCOME (INTERNATIONAL) — (5.0%)
DFA Short-Term Extended Quality Portfolio	317,587	3,334,666
DFA Two-Year Global Fixed Income Portfolio	339,035	3,332,708
TOTAL FIXED INCOME (INTERNATIONAL)		6,667,374
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $93,610,462)		$131,986,306
TEMPORARY CASH INVESTMENTS — (0.3%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.250% (Cost $397,434)	397,434	397,434
TOTAL INVESTMENTS — (100.0%) (Cost $94,007,896)^^		$132,383,740
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$131,986,306	—	—	$131,986,306
Temporary Cash Investments	397,434	—	—	397,434
Total Investments in Securities	$132,383,740	—	—	$132,383,740

Dimensional 2060 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
DOMESTIC EQUITIES — (68.3%)
U.S. Large Company Portfolio	882,225	$37,124,028
U.S. Core Equity 1 Portfolio	805,372	37,119,617
TOTAL DOMESTIC EQUITIES		74,243,645
INTERNATIONAL EQUITIES — (26.4%)
Large Cap International Portfolio	421,785	13,130,158
Emerging Markets Core Equity 2 Portfolio	337,783	8,985,026
International Core Equity 2 Portfolio	360,368	6,573,119
TOTAL INTERNATIONAL EQUITIES		28,688,303
FIXED INCOME (INTERNATIONAL) — (5.1%)
DFA Short-Term Extended Quality Portfolio	260,662	2,736,953
DFA Two-Year Global Fixed Income Portfolio	278,263	2,735,320
TOTAL FIXED INCOME (INTERNATIONAL)		5,472,273
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $77,098,080)		$108,404,221
TEMPORARY CASH INVESTMENTS — (0.2%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.250% (Cost $270,420)	270,420	270,420
TOTAL INVESTMENTS — (100.0%) (Cost $77,368,500)^^		$108,674,641
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$108,404,221	—	—	$108,404,221
Temporary Cash Investments	270,420	—	—	270,420
Total Investments in Securities	$108,674,641	—	—	$108,674,641

Dimensional 2065 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
DOMESTIC EQUITIES — (68.3%)
U.S. Large Company Portfolio	326,060	$13,720,609
U.S. Core Equity 1 Portfolio	297,656	13,718,979
TOTAL DOMESTIC EQUITIES		27,439,588
INTERNATIONAL EQUITIES — (26.4%)
Large Cap International Portfolio	155,913	4,853,578
Emerging Markets Core Equity 2 Portfolio	124,907	3,322,511
International Core Equity 2 Portfolio	133,241	2,430,318
TOTAL INTERNATIONAL EQUITIES		10,606,407
FIXED INCOME (INTERNATIONAL) — (5.0%)
DFA Two-Year Global Fixed Income Portfolio	102,559	1,008,160
DFA Short-Term Extended Quality Portfolio	95,957	1,007,545
TOTAL FIXED INCOME (INTERNATIONAL)		2,015,705
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $33,104,664)		$40,061,700
TEMPORARY CASH INVESTMENTS — (0.3%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.250% (Cost $121,438)	121,438	121,438
TOTAL INVESTMENTS — (100.0%) (Cost $33,226,102)^^		$40,183,138
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$40,061,700	—	—	$40,061,700
Temporary Cash Investments	121,438	—	—	121,438
Total Investments in Securities	$40,183,138	—	—	$40,183,138

Dimensional 2070 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (68.3%)
U.S. Large Company Portfolio	151	$6,373
U.S. Core Equity 1 Portfolio	138	6,356
TOTAL DOMESTIC EQUITIES		12,729
INTERNATIONAL EQUITIES — (26.7%)
Large Cap International Portfolio	72	2,236
Emerging Markets Core Equity 2 Portfolio	59	1,576
International Core Equity 2 Portfolio	65	1,174
TOTAL INTERNATIONAL EQUITIES		4,986
FIXED INCOME (INTERNATIONAL) — (5.0%)
DFA Two-Year Global Fixed Income Portfolio	47	464
DFA Short-Term Extended Quality Portfolio	44	464
TOTAL FIXED INCOME (INTERNATIONAL)		928
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $17,554)^^		$18,643
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$18,643	—	—	$18,643
Total Investments in Securities	$18,643	—	—	$18,643
8

Dimensional 2015 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (17.7%)
U.S. Large Company Portfolio	49,298	$2,074,443
U.S. Core Equity 1 Portfolio	44,942	2,071,387
TOTAL DOMESTIC EQUITIES		4,145,830
INTERNATIONAL EQUITIES — (6.8%)
Large Cap International Portfolio	23,589	734,344
Emerging Markets Core Equity 2 Portfolio	18,860	501,684
International Core Equity 2 Portfolio	20,156	367,639
TOTAL INTERNATIONAL EQUITIES		1,603,667
FIXED INCOME (DOMESTIC) — (75.5%)
DFA Inflation-Protected Securities Portfolio	1,572,146	17,497,983
DFA LTIP Portfolio	50,794	265,144
TOTAL FIXED INCOME (DOMESTIC)		17,763,127
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $20,361,532)		$23,512,624
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.250% (Cost $11,583)	11,583	11,583
TOTAL INVESTMENTS — (100.0%) (Cost $20,373,115)^^		$23,524,207
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$23,512,624	—	—	$23,512,624
Temporary Cash Investments	11,583	—	—	11,583
Total Investments in Securities	$23,524,207	—	—	$23,524,207

Dimensional 2020 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (18.1%)
U.S. Large Company Portfolio	141,215	$5,942,339
U.S. Core Equity 1 Portfolio	128,376	5,916,844
TOTAL DOMESTIC EQUITIES		11,859,183
INTERNATIONAL EQUITIES — (7.1%)
Large Cap International Portfolio	68,574	2,134,721
Emerging Markets Core Equity 2 Portfolio	55,448	1,474,911
International Core Equity 2 Portfolio	58,887	1,074,093
TOTAL INTERNATIONAL EQUITIES		4,683,725
FIXED INCOME (DOMESTIC) — (74.7%)
DFA Inflation-Protected Securities Portfolio	3,801,865	42,314,761
DFA LTIP Portfolio	1,267,876	6,618,312
TOTAL FIXED INCOME (DOMESTIC)		48,933,073
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $58,685,041)		$65,475,981
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.250% (Cost $60,860)	60,860	60,860
TOTAL INVESTMENTS — (100.0%) (Cost $58,745,901)^^		$65,536,841
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$65,475,981	—	—	$65,475,981
Temporary Cash Investments	60,860	—	—	60,860
Total Investments in Securities	$65,536,841	—	—	$65,536,841

Dimensional 2025 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (17.9%)
U.S. Large Company Portfolio	261,859	$11,019,017
U.S. Core Equity 1 Portfolio	239,048	11,017,706
TOTAL DOMESTIC EQUITIES		22,036,723
INTERNATIONAL EQUITIES — (6.9%)
Large Cap International Portfolio	125,159	3,896,206
Emerging Markets Core Equity 2 Portfolio	100,158	2,664,210
International Core Equity 2 Portfolio	106,888	1,949,629
TOTAL INTERNATIONAL EQUITIES		8,510,045
FIXED INCOME (DOMESTIC) — (75.1%)
DFA Inflation-Protected Securities Portfolio	6,222,597	69,257,505
DFA LTIP Portfolio	4,459,766	23,279,979
TOTAL FIXED INCOME (DOMESTIC)		92,537,484
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $112,196,957)		$123,084,252
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.250% (Cost $109,851)	109,851	109,851
TOTAL INVESTMENTS — (100.0%) (Cost $112,306,808)^^		$123,194,103
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$123,084,252	—	—	$123,084,252
Temporary Cash Investments	109,851	—	—	109,851
Total Investments in Securities	$123,194,103	—	—	$123,194,103

Dimensional 2030 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (26.5%)
U.S. Large Company Portfolio	530,726	$22,332,945
U.S. Core Equity 1 Portfolio	484,281	22,320,496
TOTAL DOMESTIC EQUITIES		44,653,441
INTERNATIONAL EQUITIES — (10.2%)
Large Cap International Portfolio	253,766	7,899,737
Emerging Markets Core Equity 2 Portfolio	203,144	5,403,618
International Core Equity 2 Portfolio	216,896	3,956,186
TOTAL INTERNATIONAL EQUITIES		17,259,541
FIXED INCOME (DOMESTIC) — (58.6%)
DFA LTIP Portfolio	9,678,904	50,523,882
DFA Inflation-Protected Securities Portfolio	4,342,314	48,329,955
TOTAL FIXED INCOME (DOMESTIC)		98,853,837
FIXED INCOME (INTERNATIONAL) — (4.7%)
DFA Short-Term Extended Quality Portfolio	376,006	3,948,067
DFA Two-Year Global Fixed Income Portfolio	401,250	3,944,287
TOTAL FIXED INCOME (INTERNATIONAL)		7,892,354
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $148,065,855)^^		$168,659,173
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$168,659,173	—	—	$168,659,173
Total Investments in Securities	$168,659,173	—	—	$168,659,173

Dimensional 2035 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (36.5%)
U.S. Large Company Portfolio	847,711	$35,671,694
U.S. Core Equity 1 Portfolio	773,865	35,667,436
TOTAL DOMESTIC EQUITIES		71,339,130
INTERNATIONAL EQUITIES — (14.5%)
Large Cap International Portfolio	411,119	12,798,119
Emerging Markets Core Equity 2 Portfolio	341,242	9,077,041
International Core Equity 2 Portfolio	359,007	6,548,287
TOTAL INTERNATIONAL EQUITIES		28,423,447
FIXED INCOME (DOMESTIC) — (39.4%)
DFA LTIP Portfolio	11,836,787	61,788,028
DFA Inflation-Protected Securities Portfolio	1,380,628	15,366,383
TOTAL FIXED INCOME (DOMESTIC)		77,154,411
FIXED INCOME (INTERNATIONAL) — (9.6%)
DFA Short-Term Extended Quality Portfolio	894,425	9,391,461
DFA Two-Year Global Fixed Income Portfolio	953,590	9,373,794
TOTAL FIXED INCOME (INTERNATIONAL)		18,765,255
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $162,081,009)^^		$195,682,243
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$195,682,243	—	—	$195,682,243
Total Investments in Securities	$195,682,243	—	—	$195,682,243

Dimensional 2040 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
DOMESTIC EQUITIES — (45.8%)
U.S. Large Company Portfolio	1,125,437	$47,358,378
U.S. Core Equity 1 Portfolio	1,026,168	47,296,100
TOTAL DOMESTIC EQUITIES		94,654,478
INTERNATIONAL EQUITIES — (17.9%)
Large Cap International Portfolio	540,616	16,829,373
Emerging Markets Core Equity 2 Portfolio	440,415	11,715,032
International Core Equity 2 Portfolio	466,297	8,505,254
TOTAL INTERNATIONAL EQUITIES		37,049,659
FIXED INCOME (DOMESTIC) — (21.0%)
DFA LTIP Portfolio	8,293,150	43,290,243
FIXED INCOME (INTERNATIONAL) — (15.0%)
DFA Short-Term Extended Quality Portfolio	1,477,779	15,516,677
DFA Two-Year Global Fixed Income Portfolio	1,577,021	15,502,119
TOTAL FIXED INCOME (INTERNATIONAL)		31,018,796
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $150,230,384)		$206,013,176
TEMPORARY CASH INVESTMENTS — (0.3%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.250% (Cost $568,177)	568,177	568,177
TOTAL INVESTMENTS — (100.0%) (Cost $150,798,561)^^		$206,581,353
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$206,013,176	—	—	$206,013,176
Temporary Cash Investments	568,177	—	—	568,177
Total Investments in Securities	$206,581,353	—	—	$206,581,353

DFA Short-Duration Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.3%)
Federal Home Loan Mortgage Corp.
(r)	SOFR + 0.220%, FRN, 4.540%, 07/07/28		5,000	$4,998,385
Federal National Mortgage Association
(r)	SOFR + 0.260%, FRN, 4.580%, 11/05/27		2,100	2,104,542
TOTAL AGENCY OBLIGATIONS				7,102,927
BONDS — (79.8%)
AUSTRALIA — (6.1%)
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	600	636,529
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.560%, FRN, 4.932%, 03/18/26		4,401	4,407,990
(r)	3M Swap + 0.830%, FRN, 4.434%, 03/31/26	AUD	1,900	1,224,576
(r)	3M Swap + 0.800%, FRN, 4.650%, 02/05/27	AUD	1,800	1,161,860
(r)Ω	SOFR + 0.680%, FRN, 5.058%, 07/16/27		7,700	7,739,329
(r)Ω	SOFR + 0.650%, FRN, 5.028%, 09/30/27		8,176	8,207,606
(r)Ω	SOFR + 0.850%, FRN, 5.218%, 12/16/29		500	505,160
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	200	214,472
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.630%, FRN, 4.996%, 09/12/25		3,100	3,101,857
(r)Ω	SOFR + 0.750%, FRN, 5.117%, 03/13/26		1,100	1,103,413
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)Ω	SOFR + 0.520%, FRN, 4.888%, 06/15/26		1,050	$1,052,265
(r)	3M Swap + 0.700%, FRN, 4.417%, 01/14/27	AUD	3,200	2,062,917
(r)	3M Swap + 1.020%, FRN, 4.828%, 08/18/27	AUD	2,500	1,621,197
(r)	SOFR + 0.640%, FRN, 5.008%, 03/14/28		33	33,156
(r)	3M Swap + 0.950%, FRN, 4.758%, 08/17/28	AUD	2,500	1,620,378
Glencore Funding LLC
Ω	1.625%, 09/01/25		521	519,612
Ω	1.625%, 04/27/26		1,748	1,708,764
Ω	4.000%, 03/27/27		2,000	1,980,346
(r)Ω	SOFR + 1.060%, FRN, 5.407%, 04/04/27		5,000	5,023,202
Ω	5.371%, 04/04/29		800	819,212
Macquarie Bank Ltd.
(r)Ω	SOFR + 1.200%, FRN, 5.562%, 12/07/26		12,620	12,731,836
(r)Ω	SOFR + 0.920%, FRN, 5.297%, 07/02/27		3,440	3,469,962
Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	340	415,644
National Australia Bank Ltd.
(r)Ω	SOFR + 0.650%, FRN, 5.014%, 12/10/25		2,880	2,884,604
(r)	3M Swap + 0.780%, FRN, 4.580%, 05/12/26	AUD	4,151	2,676,577
(r)	3M Swap + 0.410%, FRN, 4.120%, 08/24/26	AUD	3,400	2,184,529
(r)	3M Swap + 0.850%, FRN, 4.647%, 11/16/26	AUD	7,900	5,102,269
(r)	3M Swap + 1.200%, FRN, 4.910%, 11/25/27	AUD	3,650	2,376,565

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 1.000%, FRN, 4.800%, 05/12/28	AUD	1,800	$1,167,193
	4.901%, 01/14/30		8,900	9,109,615
Norfina Ltd., 3M Swap + 0.930%, FRN
(r)	4.660%, 08/22/25	AUD	1,200	771,365
Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	2,250	2,355,291
Rio Tinto Finance USA PLC, SOFR + 0.840%, FRN
(r)	5.189%, 03/14/28		1,000	1,007,466
Stockland Trust
	1.625%, 04/27/26	EUR	750	848,112
Toyota Finance Australia Ltd.
	3.386%, 03/18/30	EUR	150	175,386
Westpac Banking Corp.
(r)	3M Swap + 0.750%, FRN, 4.550%, 08/10/26	AUD	6,400	4,126,533
(r)	3M Swap + 0.820%, FRN, 4.534%, 12/15/26	AUD	6,700	4,325,432
(r)	3M Swap + 0.700%, FRN, 4.420%, 01/25/27	AUD	9,600	6,186,036
(r)	3M Swap + 1.050%, FRN, 4.844%, 05/20/27	AUD	600	388,883
(r)	3M Swap + 1.230%, FRN, 5.030%, 11/11/27	AUD	2,100	1,368,027
(r)	3M Swap + 0.980%, FRN, 4.777%, 02/16/28	AUD	14,300	9,265,711
(r)	3M Swap + 0.930%, FRN, 4.624%, 09/19/28	AUD	4,200	2,716,782
	1.953%, 11/20/28		235	218,594
TOTAL AUSTRALIA				120,616,253
BELGIUM — (0.5%)
Anheuser-Busch InBev SA
	4.000%, 09/24/25	GBP	330	435,448
Belfius Bank SA
	3.750%, 01/22/29	EUR	1,000	1,172,235
	3.375%, 05/28/30	EUR	5,900	6,787,708
KBC Group NV
	0.750%, 01/24/30	EUR	400	417,337
			Face Amount^	Value†
			(000)

BELGIUM — (Continued)
	Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	1,500	$1,522,501
	TOTAL BELGIUM			10,335,229
CANADA — (4.3%)
Bank of Montreal
(r)	SOFR + 0.950%, FRN, 5.302%, 09/25/25		1,483	1,484,794
(r)	SOFR + 0.620%, FRN, 4.969%, 09/15/26		690	691,897
(r)	SOFR + 0.760%, FRN, 5.106%, 06/04/27		7,000	7,038,570
	Bank of Nova Scotia
	5.450%, 08/01/29		400	414,478
	Brookfield Finance, Inc.
	4.850%, 03/29/29		100	100,895
	Canada Government Bonds
	3.500%, 08/01/25	CAD	9,000	6,496,485
Canadian Imperial Bank of Commerce
(r)	SOFR + 1.220%, FRN, 5.569%, 10/02/26		2,000	2,018,392
	3.807%, 07/09/29	EUR	351	413,890
Canadian Natural Resources Ltd.
Ω	5.000%, 12/15/29		7,930	7,982,424
	CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)	5.596%, 03/11/26		1,485	1,493,752
	Enbridge, Inc.
	3.125%, 11/15/29		630	594,192
	Export Development Canada, SOFR + 0.330%, FRN
(r)	4.676%, 08/01/28		5,040	5,041,844
Federation des Caisses Desjardins du Quebec
#Ω	5.250%, 04/26/29		1,160	1,189,814
	3.467%, 09/05/29	EUR	1,200	1,397,016
	Magna International, Inc.
	4.150%, 10/01/25		1,900	1,897,980
National Bank of Canada
	5.296%, 11/03/25	CAD	15,400	11,175,892
	3.750%, 05/02/29	EUR	300	353,877
	Province of Ontario
#	4.200%, 01/18/29		5,000	5,024,294
	Province of Quebec
	4.500%, 04/03/29		5,000	5,072,860

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	Rogers Communications, Inc.
	3.250%, 05/01/29	CAD	1,300	$923,407
Royal Bank of Canada
(r)	SOFR + 0.570%, FRN, 4.915%, 04/27/26		4,583	4,591,269
(r)	SOFR + 1.080%, FRN, 5.423%, 07/20/26		2,000	2,014,902
(r)	SOFR + 0.710%, FRN, 5.054%, 01/21/27		500	501,454
Toronto-Dominion Bank
(r)	SOFR + 1.080%, FRN, 5.424%, 07/17/26		4,963	4,997,073
(r)	SOFR + 0.730%, FRN, 5.077%, 04/05/27		5,000	5,026,032
	4.994%, 04/05/29		930	947,001
	4.783%, 12/17/29		800	807,959
	1.952%, 04/08/30	EUR	4,600	5,010,497
	TOTAL CANADA			84,702,940
DENMARK — (0.7%)
	Carlsberg Breweries AS
	3.000%, 08/28/29	EUR	2,200	2,529,804
	DSV Finance BV
	3.500%, 06/26/29	EUR	210	246,496
	Kommunekredit
Δ	0.000%, 11/17/29	EUR	600	616,252
Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	2,280	2,690,288
	3.375%, 01/10/30	EUR	3,070	3,548,656
	3.625%, 07/24/30	EUR	2,100	2,445,098
	Orsted AS
	3.750%, 03/01/30	EUR	2,000	2,337,237
	TOTAL DENMARK			14,413,831
FINLAND — (1.2%)
	Fingrid OYJ
	2.750%, 12/04/29	EUR	380	433,820
	Neste OYJ
	3.750%, 03/20/30	EUR	1,700	1,986,128
Nordea Bank Abp
(r)	SOFR + 0.740%, FRN, 5.090%, 03/19/27		3,900	3,919,438
	2.750%, 05/02/30	EUR	8,700	9,910,474
	OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	4,709	4,875,328
	Stora Enso OYJ
	4.250%, 09/01/29	EUR	1,920	2,282,682
			Face Amount^	Value†
			(000)

FINLAND — (Continued)
Teollisuuden Voima OYJ
	4.750%, 06/01/30	EUR	100	$122,187
TOTAL FINLAND				23,530,057
FRANCE — (4.3%)
Abertis France SAS
	3.375%, 04/21/29	EUR	2,100	2,429,967
	1.625%, 09/18/29	EUR	300	323,490
	4.250%, 03/18/30	EUR	300	359,216
Aeroports de Paris SA
	2.750%, 04/02/30	EUR	400	453,021
Agence Francaise de Developpement EPIC
	0.500%, 05/25/30	EUR	900	921,999
Alstom SA
Δ	0.000%, 01/11/29	EUR	800	832,059
APRR SA
	3.125%, 01/24/30	EUR	500	577,816
Ayvens SA
	3.875%, 07/16/29	EUR	3,800	4,495,653
	3.250%, 02/19/30	EUR	2,200	2,534,852
Banque Federative du Credit Mutuel SA
(r)Ω	SOFR + 1.400%, FRN, 5.744%, 07/13/26		4,670	4,717,530
(r)Ω	SOFR + 1.130%, FRN, 5.474%, 01/23/27		900	906,259
	2.625%, 11/06/29	EUR	2,600	2,925,190
	1.250%, 06/03/30	EUR	2,000	2,095,688
BNP Paribas SA
	1.375%, 05/28/29	EUR	1,100	1,189,737
	3.625%, 09/01/29	EUR	1,000	1,175,910
BPCE SA
	3.875%, 01/11/29	EUR	1,300	1,533,233
Caisse d'Amortissement de la Dette Sociale
	0.600%, 11/25/29	EUR	3,700	3,883,224
	3.125%, 03/01/30	EUR	400	466,202
	2.875%, 05/25/30	EUR	5,000	5,757,169
Cie de Saint-Gobain SA
	3.375%, 04/08/30	EUR	600	698,311
Cie Generale des Etablissements Michelin SCA
	0.875%, 09/03/25	EUR	400	456,371
Covivio SA
	1.625%, 06/23/30	EUR	800	856,610
Credit Agricole SA
(r)Ω	SOFR + 0.870%, FRN, 5.218%, 03/11/27		6,321	6,338,332
	5.301%, 07/12/28		250	256,323
	4.125%, 03/07/30	EUR	2,500	3,011,431

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

FRANCE — (Continued)
Credit Mutuel Arkea SA
1.125%, 05/23/29	EUR	800	$859,281
Electricite de France SA
4.625%, 04/26/30	EUR	700	855,977
Engie SA
3.625%, 01/11/30	EUR	300	352,662
French Republic Government Bonds OAT
2.750%, 02/25/30	EUR	800	919,339
2.500%, 05/25/30	EUR	700	794,840
Gecina SA
1.625%, 03/14/30	EUR	600	649,641
ICADE
1.000%, 01/19/30	EUR	2,400	2,487,898
JCDecaux SE
1.625%, 02/07/30	EUR	2,000	2,138,929
Kering SA
3.125%, 11/27/29	EUR	400	456,984
1.875%, 05/05/30	EUR	400	432,456
Klepierre SA
2.000%, 05/12/29	EUR	300	332,927
La Banque Postale SA
4.375%, 01/17/30	EUR	5,300	6,393,687
LVMH Moet Hennessy Louis Vuitton SE
3.375%, 02/05/30	EUR	100	117,256
Pernod Ricard SA
1.750%, 04/08/30	EUR	900	974,586
Praemia Healthcare SACA
0.875%, 11/04/29	EUR	1,400	1,458,339
RCI Banque SA
3.375%, 07/26/29	EUR	1,346	1,551,765
4.875%, 10/02/29	EUR	2,390	2,908,794
Societe Generale SA
1.750%, 03/22/29	EUR	500	548,049
0.875%, 09/24/29	EUR	3,000	3,151,185
1.250%, 06/12/30	EUR	2,000	2,096,524
Suez SACA
2.375%, 05/24/30	EUR	2,500	2,762,701
TotalEnergies Capital Canada Ltd.
2.125%, 09/18/29	EUR	300	334,659
Unibail-Rodamco-Westfield SE
3.500%, 09/11/29	EUR	300	349,373
1.375%, 04/15/30	EUR	3,000	3,176,811
TOTAL FRANCE			85,300,256
GERMANY — (5.2%)
Bayer AG
4.250%, 08/26/29	EUR	330	395,036
1.125%, 01/06/30	EUR	5,800	6,092,820
Bayer Capital Corp. BV
2.125%, 12/15/29	EUR	800	879,928
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
BMW U.S. Capital LLC
(r)Ω	SOFR + 0.620%, FRN, 4.959%, 08/11/25		12,500	$12,501,775
(r)Ω	SOFR + 0.550%, FRN, 4.899%, 04/02/26		4,000	4,003,013
(r)Ω	SOFR + 0.800%, FRN, 5.140%, 08/13/26		1,800	1,804,575
Ω	4.900%, 04/02/29		400	404,824
Continental AG
	3.500%, 10/01/29	EUR	1,227	1,432,807
Daimler Truck Finance Canada, Inc.
	5.180%, 09/19/25	CAD	4,500	3,255,485
Daimler Truck Finance North America LLC, SOFR + 0.840%, FRN
(r)Ω	5.184%, 01/13/28		4,830	4,834,574
Daimler Truck International Finance BV
	3.875%, 06/19/29	EUR	700	829,369
Deutsche Bahn AG
	1.875%, 05/24/30	EUR	100	110,741
Deutsche Bank AG
	4.100%, 01/13/26		1,000	996,494
Deutsche Boerse AG
	3.750%, 09/28/29	EUR	100	118,896
Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	1,200	1,395,062
	4.000%, 05/21/30	EUR	1,000	1,201,877
Deutsche Post AG
	3.000%, 03/24/30	EUR	2,500	2,876,679
E.ON SE
	3.125%, 03/05/30	EUR	520	603,709
EnBW International Finance BV
	3.000%, 05/20/29	EUR	1,300	1,501,790
Fresenius Medical Care AG
	1.250%, 11/29/29	EUR	333	357,532
	1.500%, 05/29/30	EUR	410	439,223
Fresenius SE & Co. KGaA
	5.000%, 11/28/29	EUR	1,300	1,600,275
Grand City Properties SA
	4.375%, 01/09/30	EUR	400	476,748
Hamburg Commercial Bank AG
	3.500%, 01/31/30	EUR	1,503	1,737,504
Heidelberg Materials Finance Luxembourg SA
	3.000%, 07/10/30	EUR	6,100	6,958,938
HOCHTIEF AG
	4.250%, 05/31/30	EUR	2,920	3,507,572

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
HOWOGE Wohnungsbaugesellschaft GmbH
	3.875%, 06/05/30	EUR	2,500	$2,930,430
Infineon Technologies AG
	2.875%, 02/13/30	EUR	1,300	1,479,901
Kreditanstalt fuer Wiederaufbau
	0.375%, 04/23/30	EUR	3,800	3,947,161
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	1,700	1,092,511
Mercedes-Benz Finance Canada, Inc.
	1.650%, 09/22/25	CAD	5,000	3,601,689
Mercedes-Benz Finance North America LLC
(r)Ω	SOFR + 0.570%, FRN, 4.911%, 08/01/25		7,350	7,350,000
Ω	5.375%, 08/01/25		200	200,000
#Ω	1.450%, 03/02/26		480	471,454
(r)Ω	SOFR + 0.630%, FRN, 5.014%, 07/31/26		3,200	3,208,683
Ω	4.850%, 01/11/29		400	403,688
Ω	4.300%, 02/22/29		200	198,356
Ω	5.100%, 11/15/29		400	407,068
NRW Bank
	1.050%, 03/31/26	AUD	580	365,715
Sixt SE
	3.250%, 01/22/30	EUR	700	806,265
State of Lower Saxony
	0.125%, 01/10/30	EUR	381	391,556
State of Rhineland-Palatinate
	0.050%, 01/23/30	EUR	2,000	2,046,262
State of Saxony-Anhalt
	2.450%, 02/13/30	EUR	200	227,680
Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	1,400	1,427,101
Volkswagen Financial Services AG
	3.625%, 05/19/29	EUR	500	581,062
Volkswagen Group of America Finance LLC
(r)Ω	SOFR + 0.930%, FRN, 5.278%, 09/12/25		4,300	4,303,827
Ω	5.250%, 03/22/29		500	505,424
#,Ω	4.950%, 08/15/29		6,900	6,910,516
TOTAL GERMANY				103,173,595
			Face Amount^	Value†
			(000)

IRELAND — (0.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	4.450%, 10/01/25		150	$149,919
#	1.750%, 01/30/26		12,800	12,626,580
	4.450%, 04/03/26		150	149,694
	4.625%, 09/10/29		350	348,975
	Dell Bank International DAC
	3.625%, 06/24/29	EUR	1,620	1,893,508
	TOTAL IRELAND			15,168,676
ITALY — (0.9%)
	AMCO - Asset Management Co. SpA
	3.250%, 04/02/30	EUR	3,400	3,916,907
	Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	1,080	1,188,325
	Banco BPM SpA
	3.375%, 01/21/30	EUR	2,160	2,516,872
Eni SpA
	3.750%, 09/12/25	EUR	350	400,062
	0.625%, 01/23/30	EUR	1,600	1,655,900
	Iccrea Banca SpA
	3.375%, 01/30/30	EUR	800	929,130
	Intesa Sanpaolo SpA
	5.250%, 01/13/30	EUR	4,760	5,972,681
Italgas SpA
	2.875%, 03/06/30	EUR	400	454,954
	0.875%, 04/24/30	EUR	300	312,274
Snam SpA
Δ	0.000%, 12/07/28	EUR	300	314,137
	4.000%, 11/27/29	EUR	900	1,076,922
	TOTAL ITALY			18,738,164
JAPAN — (2.1%)
	Japan Government Five Year Bonds
	0.005%, 09/20/26	JPY	360,000	2,369,172
	Japan Government Two Year Bonds
	0.400%, 07/01/26	JPY	360,000	2,381,968
Mitsubishi UFJ Financial Group, Inc.
#	3.741%, 03/07/29		1,600	1,567,787
	3.195%, 07/18/29		800	762,465
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	1,900	1,971,734
	0.797%, 04/15/30	EUR	5,000	5,172,397
Nomura Holdings, Inc.
	1.653%, 07/14/26		5,528	5,381,917
	2.329%, 01/22/27		2,000	1,934,327
	5.605%, 07/06/29		400	412,456
	3.103%, 01/16/30		800	744,730
	3.459%, 05/28/30	EUR	1,300	1,503,066

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
	NTT Finance Corp., SOFR + 1.310%, FRN
(r)Ω	5.688%, 07/16/30		800	$814,120
	ORIX Corp.
	4.650%, 09/10/29		800	801,735
Sumitomo Mitsui Financial Group, Inc.
	1.902%, 09/17/28		800	740,515
	5.316%, 07/09/29		800	822,260
(r)	SOFR + 1.170%, FRN, 5.546%, 07/09/29		6,200	6,260,760
	0.632%, 10/23/29	EUR	5,400	5,628,762
	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%, FRN
(r)Ω	5.341%, 09/10/27		3,000	3,030,360
	TOTAL JAPAN			42,300,531
LUXEMBOURG — (0.4%)
	ArcelorMittal SA
	3.125%, 12/13/28	EUR	2,860	3,292,755
	Eurofins Scientific SE
	4.000%, 07/06/29	EUR	2,470	2,909,535
	Prologis International Funding II SA
	3.625%, 03/07/30	EUR	130	151,638
	SELP Finance SARL
	0.875%, 05/27/29	EUR	560	588,712
	TOTAL LUXEMBOURG			6,942,640
NETHERLANDS — (3.0%)
ABN AMRO Bank NV
	0.500%, 09/23/29	EUR	3,300	3,424,072
	4.250%, 02/21/30	EUR	7,600	9,142,533
	ASN Bank NV
	4.875%, 03/07/30	EUR	1,500	1,832,220
	BNG Bank NV, SOFR + 1.000%, FRN
(r)	5.342%, 08/05/26		8,200	8,255,776
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 5.054%, 01/09/26		10,377	10,400,053
(r)	3M Swap + 0.870%, FRN, 4.580%, 02/26/27	AUD	3,300	2,129,843
(r)	SOFR + 0.710%, FRN, 5.056%, 03/05/27		3,000	3,012,562
(r)	3M Swap + 1.180%, FRN, 4.862%, 01/19/28	AUD	4,300	2,794,594
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
(r)	3M Swap + 1.150%, FRN, 4.883%, 11/21/28	AUD	3,950	$2,568,041
Heineken NV
	2.875%, 08/04/25	EUR	1,000	1,141,199
ING Groep NV
	4.550%, 10/02/28		800	801,560
JDE Peet's NV
	4.125%, 01/23/30	EUR	990	1,177,229
Koninklijke Philips NV
	3.250%, 05/23/30	EUR	200	230,667
Sandoz Finance BV
	3.250%, 09/12/29	EUR	800	925,471
	4.220%, 04/17/30	EUR	2,200	2,649,032
Shell International Finance BV
	3.875%, 11/13/28		6,000	5,944,538
Stedin Holding NV
	0.500%, 11/14/29	EUR	1,440	1,493,770
	2.375%, 06/03/30	EUR	1,200	1,339,860
TOTAL NETHERLANDS				59,263,020
NEW ZEALAND — (0.1%)
New Zealand Government Bonds
	4.500%, 05/15/30	NZD	2,000	1,212,592
NORWAY — (1.3%)
Aker BP ASA
Ω	3.750%, 01/15/30		2,600	2,480,692
Equinor ASA
	3.625%, 09/10/28		400	392,698
#Ω	6.500%, 12/01/28		3,300	3,525,151
Kommunalbanken AS
(r)Ω	SOFR + 1.000%, FRN, 5.348%, 06/17/26		4,000	4,023,217
(r)Ω	SOFR + 0.400%, FRN, 4.747%, 03/03/28		13,200	13,208,314
Statnett SF
	1.250%, 04/26/30	EUR	2,500	2,654,497
Var Energi ASA
	5.500%, 05/04/29	EUR	210	257,742
TOTAL NORWAY				26,542,311
SINGAPORE — (1.0%)
DBS Group Holdings Ltd.
(r)Ω	SOFR + 0.600%, FRN, 4.970%, 03/21/28		20,000	20,065,800

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

SPAIN — (1.0%)
Acciona Energia Financiacion Filiales SA
3.750%, 04/25/30	EUR	5,900	$6,927,262
Amadeus IT Group SA
3.375%, 03/25/30	EUR	400	463,601
Banco Bilbao Vizcaya Argentaria SA
3.625%, 06/07/30	EUR	1,000	1,179,929
Banco Santander SA
5.147%, 08/18/25		1,400	1,399,897
Cellnex Telecom SA
1.875%, 06/26/29	EUR	1,100	1,212,655
Criteria Caixa SA
3.500%, 10/02/29	EUR	1,400	1,628,847
Inmobiliaria Colonial Socimi SA
3.250%, 01/22/30	EUR	900	1,039,461
Telefonica Emisiones SA
4.103%, 03/08/27		3,339	3,311,720
Werfen SA
4.250%, 05/03/30	EUR	2,900	3,462,288
TOTAL SPAIN			20,625,660
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.5%)
Asian Development Bank
0.800%, 11/06/25	AUD	5,650	3,602,760
(r) SOFR + 1.000%, FRN, 5.348%, 06/16/26		269	270,751
(r) SOFR + 0.300%, FRN, 4.649%, 06/20/28		20,230	20,208,282
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	12,500	7,863,947
(r) SOFR + 0.620%, FRN, 4.960%, 08/16/27		2,000	2,013,952
Council of Europe Development Bank
0.050%, 01/21/30	EUR	200	204,745
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.350%, 05/21/29	AUD	2,500	1,565,994
European Bank for Reconstruction & Development
(r) SOFR + 0.190%, FRN, 4.534%, 04/14/26		378	377,894
(r) SOFR + 0.330%, FRN, 4.671%, 02/20/28		10,460	10,471,056
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.300%, FRN, 4.641%, 02/16/29		17,200	$17,182,840
European Financial Stability Facility
	0.125%, 03/18/30	EUR	57	58,429
European Investment Bank
(r)	SOFR + 0.320%, FRN, 4.659%, 08/14/29		2,600	2,601,925
	4.000%, 04/15/30	EUR	700	852,927
European Union
	1.625%, 12/04/29	EUR	1,300	1,436,587
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 4.518%, 09/16/26		11,600	11,600,232
(r)	SOFR + 0.280%, FRN, 4.624%, 04/12/27		16,900	16,906,233
(r)	SOFR + 0.350%, FRN, 4.702%, 10/04/27		4,000	4,007,609
(r)	SOFR + 0.350%, FRN, 4.702%, 10/05/28		3,000	3,002,760
(r)	SOFR + 0.300%, FRN, 4.639%, 02/15/29		20,000	19,957,400
(r)	SOFR + 0.370%, FRN, 4.716%, 08/01/29		2,600	2,602,075
Inter-American Investment Corp.
	4.250%, 02/14/29		4,100	4,122,845
International Bank for Reconstruction & Development
(r)	SOFR + 0.370%, FRN, 4.714%, 01/12/27		1,400	1,402,367
(r)	SOFR + 0.280%, FRN, 4.622%, 02/23/27		9,600	9,608,832
(r)	SOFR + 0.430%, FRN, 4.762%, 08/19/27		19,525	19,586,699
International Finance Corp.
(r)	SOFR + 0.280%, FRN, 4.628%, 03/16/26		23,700	23,710,665

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.360%, FRN, 4.703%, 08/28/29		2,430	$2,428,635
	Nordic Investment Bank, SOFR + 0.290%, FRN
(r)	4.642%, 10/04/27		300	299,913
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			187,948,354
SWEDEN — (2.4%)
	Autoliv, Inc.
	3.625%, 08/07/29	EUR	2,230	2,602,683
	Electrolux AB
	2.500%, 05/18/30	EUR	1,800	1,959,355
	Lansforsakringar Bank AB
	3.250%, 01/22/30	EUR	300	345,845
	Molnlycke Holding AB
	0.875%, 09/05/29	EUR	870	911,507
	Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	2,695	3,173,929
	Skandinaviska Enskilda Banken AB
	3.375%, 03/19/30	EUR	3,000	3,479,670
Svensk Exportkredit AB
(r)	SOFR + 1.000%, FRN, 5.342%, 08/03/26		6,000	6,045,150
(r)	SOFR + 1.000%, FRN, 5.342%, 05/05/27		9,750	9,864,075
	Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	5.599%, 06/15/26		5,585	5,629,435
Swedbank AB
	2.875%, 04/30/29	EUR	1,200	1,370,532
	3.250%, 09/24/29	EUR	6,107	7,046,773
	Tele2 AB
	3.750%, 11/22/29	EUR	310	364,565
	Volvo Treasury AB
	3.125%, 08/26/29	EUR	4,318	5,001,170
	TOTAL SWEDEN			47,794,689
SWITZERLAND — (0.9%)
	ABB Finance BV
Δ	0.000%, 01/19/30	EUR	1,140	1,154,793
	Firmenich Productions Participations SAS
	1.750%, 04/30/30	EUR	1,410	1,536,402
	Sika Capital BV
	3.750%, 05/03/30	EUR	2,057	2,435,929
			Face Amount^	Value†
			(000)

SWITZERLAND — (Continued)
	UBS AG
	5.800%, 09/11/25		3,709	$3,713,212
UBS Group AG
	4.125%, 09/24/25		3,000	2,997,123
	4.125%, 04/15/26		5,000	4,989,050
	1.250%, 09/01/26	EUR	580	655,476
	TOTAL SWITZERLAND			17,481,985
UNITED KINGDOM — (2.9%)
	Barclays PLC
	4.375%, 01/12/26		11,400	11,391,409
	BAT International Finance PLC
	2.250%, 01/16/30	EUR	2,200	2,430,051
	Cadent Finance PLC
	0.625%, 03/19/30	EUR	2,600	2,664,885
	CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	900	934,848
	CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	400	436,575
	GlaxoSmithKline Capital PLC
	1.375%, 09/12/29	EUR	120	130,535
	Imperial Brands Finance PLC
Ω	5.500%, 02/01/30		2,755	2,832,455
	Lloyds Bank Corporate Markets PLC
	3.250%, 03/24/30	EUR	500	580,555
	Lloyds Banking Group PLC
	3.750%, 01/11/27		1,070	1,058,563
	Motability Operations Group PLC
	4.000%, 01/17/30	EUR	6,340	7,535,173
	National Grid PLC
	0.553%, 09/18/29	EUR	1,800	1,870,158
Nationwide Building Society
	1.500%, 10/13/26		1,000	965,500
Ω	5.127%, 07/29/29		400	408,449
	3.250%, 09/05/29	EUR	700	813,140
	3.000%, 03/03/30	EUR	9,089	10,414,430
NatWest Markets PLC
(r)Ω	SOFR + 1.140%, FRN, 5.481%, 05/17/29		4,000	4,030,445
	3.125%, 01/10/30	EUR	3,300	3,800,310
	Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	2,000	2,353,125
	Santander U.K. PLC
	3.346%, 03/25/30	EUR	700	811,292
	Sky Ltd.
	2.250%, 11/17/25	EUR	600	684,866

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
SSE PLC
	0.875%, 09/06/25	EUR	1,000	$1,139,747
WPP Finance 2013
	3.625%, 09/12/29	EUR	400	464,458
TOTAL UNITED KINGDOM				57,750,969
UNITED STATES — (31.2%)
3M Co.
	2.375%, 08/26/29		1,400	1,295,393
	1.750%, 05/15/30	EUR	150	162,339
Accenture Capital, Inc.
	4.050%, 10/04/29		10,525	10,409,456
AEP Texas, Inc.
Ω	3.850%, 10/01/25		2,200	2,196,828
AES Corp.
	1.375%, 01/15/26		3,000	2,952,601
Aircastle Ltd.
	4.250%, 06/15/26		1,930	1,922,481
Ω	5.950%, 02/15/29		400	413,778
Albemarle New Holding GmbH
	1.625%, 11/25/28	EUR	700	764,560
Allstate Corp.
	5.050%, 06/24/29		600	611,786
Ally Financial, Inc.
	2.200%, 11/02/28		640	590,725
American Electric Power Co., Inc.
	2.300%, 03/01/30		200	180,324
American Express Co.
(r)	SOFR + 0.760%, FRN, 5.100%, 02/13/26		7,682	7,696,462
(r)	SOFR + 0.650%, FRN, 4.991%, 11/04/26		9,290	9,313,147
American Honda Finance Corp.
(r)	SOFR + 0.600%, FRN, 4.941%, 08/14/25		510	510,058
(r)	SOFR + 0.790%, FRN, 5.138%, 10/03/25		4,000	4,004,360
(r)	SOFR + 0.710%, FRN, 5.054%, 01/09/26		5,200	5,209,241
(r)	SOFR + 0.920%, FRN, 5.264%, 01/12/26		5,000	5,013,257
(r)	SOFR + 0.770%, FRN, 5.118%, 03/12/27		1,000	1,001,314
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
(r)	SOFR + 0.720%, FRN, 5.064%, 10/22/27		2,190	$2,186,427
	4.900%, 03/13/29		170	172,282
	4.400%, 09/05/29		400	398,261
	American National Group, Inc.
	5.750%, 10/01/29		400	408,092
American Tower Corp.
	1.300%, 09/15/25		580	577,406
	5.200%, 02/15/29		7,000	7,140,999
	0.875%, 05/21/29	EUR	250	265,699
	3.800%, 08/15/29		360	349,561
	2.900%, 01/15/30		400	371,469
	3.900%, 05/16/30	EUR	1,300	1,544,133
	American Water Capital Corp.
	3.450%, 06/01/29		326	315,387
ARES Capital Corp.
	2.875%, 06/15/28		210	198,443
	5.875%, 03/01/29		2,100	2,144,636
	5.950%, 07/15/29		3,400	3,482,705
	Arrow Electronics, Inc.
	5.150%, 08/21/29		5,400	5,474,822
AT&T, Inc.
	2.600%, 12/17/29	EUR	1,200	1,357,161
	3.150%, 06/01/30	EUR	1,717	1,979,371
	Autodesk, Inc.
	2.850%, 01/15/30		400	373,043
Aviation Capital Group LLC
Ω	4.125%, 08/01/25		7,150	7,150,000
Ω	5.375%, 07/15/29		930	945,842
	Bank of America Corp.
	3.875%, 08/01/25		140	140,000
	BG Energy Capital PLC
	2.250%, 11/21/29	EUR	1,000	1,114,788
	BlackRock Funding, Inc.
	4.700%, 03/14/29		400	406,643
	Boardwalk Pipelines LP
	5.950%, 06/01/26		1,033	1,040,032
Boeing Co.
	2.600%, 10/30/25		200	198,880
	3.200%, 03/01/29		400	381,017
	2.950%, 02/01/30		200	185,734
	BorgWarner, Inc.
	4.950%, 08/15/29		400	404,630
Boston Properties LP
	4.500%, 12/01/28		400	396,077
	3.400%, 06/21/29		10,600	10,042,191
	Bristol-Myers Squibb Co., SOFR + 0.490%, FRN
(r)	4.832%, 02/20/26		6,500	6,508,450
	Brunswick Corp.
	5.850%, 03/18/29		4,600	4,727,912
	Bunge Ltd. Finance Corp.
	1.630%, 08/17/25		167	166,741

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Camden Property Trust
3.150%, 07/01/29		800	$761,359
Capital One Financial Corp.
4.500%, 01/30/26		578	577,444
3.750%, 03/09/27		5,000	4,947,396
Capital One NA
3.450%, 07/27/26		910	900,571
2.700%, 02/06/30		6,700	6,189,325
Cargill, Inc.
3.875%, 04/24/30	EUR	400	476,863
Carrier Global Corp.
2.722%, 02/15/30		800	742,283
Caterpillar Financial Services Corp.
(r) SOFR + 0.455%, FRN, 4.794%, 08/11/25		10,750	10,750,443
(r) SOFR + 0.460%, FRN, 4.805%, 02/27/26		4,700	4,705,205
(r) SOFR + 0.690%, FRN, 5.035%, 10/16/26		2,000	2,010,518
Charles Schwab Corp.
(r) SOFR + 0.520%, FRN, 4.860%, 05/13/26		12,867	12,872,876
(r) SOFR + 1.050%, FRN, 5.397%, 03/03/27		4,094	4,130,289
Choice Hotels International, Inc.
3.700%, 12/01/29		800	756,891
Chubb INA Holdings LLC
0.875%, 12/15/29	EUR	1,500	1,574,863
Cigna Group
5.000%, 05/15/29		6,900	7,030,216
Citigroup, Inc.
1.250%, 04/10/29	EUR	800	870,665
Citizens Financial Group, Inc.
2.500%, 02/06/30		400	362,478
CNO Financial Group, Inc.
5.250%, 05/30/29		3,740	3,772,215
Comcast Corp.
4.550%, 01/15/29		4,100	4,128,350
Conagra Brands, Inc.
4.600%, 11/01/25		730	729,139
ConocoPhillips Co.
4.700%, 01/15/30		600	606,407
COPT Defense Properties LP
2.250%, 03/15/26		3,400	3,340,665
Crown Castle, Inc.
2.900%, 03/15/27		8,000	7,778,276
4.900%, 09/01/29		800	805,726
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
CVS Health Corp.
	5.400%, 06/01/29		2,800	$2,874,115
	5.125%, 02/21/30		800	812,884
	Danaher Corp.
	2.500%, 03/30/30	EUR	3,500	3,959,050
	Darden Restaurants, Inc.
	4.550%, 10/15/29		2,000	1,989,735
	Dollar General Corp.
	3.500%, 04/03/30		1,300	1,232,603
	DuPont de Nemours, Inc.
	4.493%, 11/15/25		201	200,774
	DXC Technology Co.
#	1.800%, 09/15/26		15,069	14,582,532
	Eaton Capital ULC
	0.577%, 03/08/30	EUR	485	501,416
	Elevance Health, Inc.
	5.150%, 06/15/29		400	408,201
	Emerson Electric Co.
	2.000%, 10/15/29	EUR	1,500	1,658,337
	Energy Transfer LP
	4.150%, 09/15/29		200	196,142
	Entergy Corp.
	0.900%, 09/15/25		2,700	2,687,637
	Enterprise Products Operating LLC
	3.125%, 07/31/29		800	763,026
	EPR Properties
	3.750%, 08/15/29		2,400	2,279,540
	ERAC USA Finance LLC
Ω	3.800%, 11/01/25		3,750	3,740,631
	Estee Lauder Cos., Inc.
	2.375%, 12/01/29		3,400	3,127,686
	Eversource Energy
	4.250%, 04/01/29		400	394,981
	Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	450	489,558
	Fiserv, Inc.
	3.500%, 07/01/29		800	767,608
Flex Ltd.
	3.750%, 02/01/26		7,612	7,572,002
	4.875%, 06/15/29		375	376,808
	FMC Corp.
	3.450%, 10/01/29		1,060	986,307
	Fortive Corp.
	3.700%, 08/15/29	EUR	1,200	1,416,467
	GATX Corp.
	3.850%, 03/30/27		850	838,903
General Electric Co.
(r)	TSFR3M + 0.642%, FRN, 4.902%, 05/05/26		1,400	1,402,327
	1.500%, 05/17/29	EUR	120	131,877
	General Mills, Inc.
	4.875%, 01/30/30		200	202,447

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
General Motors Co.
6.125%, 10/01/25		1,376	$1,377,686
General Motors Financial Co., Inc.
(r) SOFR + 1.040%, FRN, 5.384%, 02/26/27		3,000	2,999,970
(r) SOFR + 1.350%, FRN, 5.689%, 05/08/27		1,600	1,605,974
5.800%, 01/07/29		320	329,919
4.300%, 04/06/29		310	304,400
4.900%, 10/06/29		310	309,500
5.350%, 01/07/30		310	314,406
4.000%, 07/10/30	EUR	1,920	2,265,191
Global Payments, Inc.
2.150%, 01/15/27		5,000	4,830,062
3.200%, 08/15/29		2,120	1,993,230
5.300%, 08/15/29		200	202,768
GLP Capital LP/GLP Financing II, Inc.
5.300%, 01/15/29		2,685	2,709,681
Goldman Sachs Group, Inc.
1.250%, 02/07/29	EUR	1,900	2,061,291
HCA, Inc.
5.250%, 03/01/30		1,400	1,430,116
Healthcare Realty Holdings LP
3.100%, 02/15/30		200	185,815
2.400%, 03/15/30		1,100	981,959
Highwoods Realty LP
4.200%, 04/15/29		5,522	5,356,731
3.050%, 02/15/30		400	364,173
Home Depot, Inc., SOFR + 0.330%, FRN
(r) 4.681%, 12/24/25		4,000	4,002,939
Honeywell International, Inc.
3.375%, 03/01/30	EUR	2,500	2,908,780
Host Hotels & Resorts LP
3.375%, 12/15/29		1,000	937,717
HSBC USA, Inc., SOFR + 0.960%, FRN
(r) 5.306%, 03/04/27		1,844	1,856,911
Huntington Bancshares, Inc.
2.550%, 02/04/30		200	182,851
Hyatt Hotels Corp.
5.250%, 06/30/29		6,400	6,511,838
Illinois Tool Works, Inc.
2.125%, 05/22/30	EUR	4,800	5,308,772
Illumina, Inc.
5.800%, 12/12/25		1,100	1,101,971
Intel Corp.
4.875%, 02/10/26		100	100,055
4.000%, 08/05/29		730	710,546
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Intercontinental Exchange, Inc.
3.750%, 12/01/25		1,300	$1,295,866
International Business Machines Corp.
2.900%, 02/10/30	EUR	2,840	3,254,637
Jabil, Inc.
4.250%, 05/15/27		5,000	4,969,420
3.600%, 01/15/30		200	190,312
Jefferies Financial Group, Inc.
6.450%, 06/08/27		5,000	5,152,636
4.000%, 04/16/29	EUR	1,900	2,247,131
John Deere Bank SA
3.300%, 10/15/29	EUR	500	583,456
John Deere Capital Corp.
(r) SOFR + 0.570%, FRN, 4.917%, 03/03/26		600	601,104
(r) SOFR + 0.440%, FRN, 4.787%, 03/06/26		3,700	3,704,289
(r) SOFR + 0.790%, FRN, 5.135%, 06/08/26		9,784	9,816,279
(r) SOFR + 0.680%, FRN, 5.024%, 07/15/27		2,075	2,085,662
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r) 5.346%, 12/08/26		27,240	27,443,234
KeyBank NA
4.150%, 08/08/25		500	499,881
KeyCorp
2.550%, 10/01/29		6,100	5,633,687
Kinder Morgan, Inc.
5.100%, 08/01/29		1,400	1,425,272
Lazard Group LLC
3.625%, 03/01/27		6,000	5,931,803
Lear Corp.
4.250%, 05/15/29		400	392,542
Legg Mason, Inc.
4.750%, 03/15/26		7,000	7,006,021
LPL Holdings, Inc.
6.750%, 11/17/28		200	212,363
Marathon Petroleum Corp.
5.150%, 03/01/30		2,130	2,169,323
Markel Group, Inc.
3.350%, 09/17/29		1,925	1,845,739
Mastercard, Inc.
(r) SOFR + 0.440%, FRN, 4.789%, 03/15/28		1,550	1,552,795
2.950%, 06/01/29		5,000	4,785,092
McDonald's Corp.
4.000%, 03/07/30	EUR	800	955,720

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Medtronic Global Holdings SCA
Δ	0.000%, 10/15/25	EUR	2,547	$2,894,000
Medtronic, Inc.
	3.650%, 10/15/29	EUR	350	413,683
Meta Platforms, Inc.
	4.300%, 08/15/29		200	200,877
Micron Technology, Inc.
	5.327%, 02/06/29		400	407,883
	4.663%, 02/15/30		3,000	2,986,432
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.509%, 10/30/26		300	302,705
MPLX LP
	1.750%, 03/01/26		2,558	2,514,890
Nasdaq, Inc.
	0.875%, 02/13/30	EUR	1,400	1,459,193
National Grid North America, Inc.
	3.247%, 11/25/29	EUR	5,200	6,005,417
	3.150%, 06/03/30	EUR	900	1,030,817
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.800%, FRN, 5.141%, 02/05/27		300	301,147
(r)	SOFR + 0.820%, FRN, 5.169%, 09/16/27		1,100	1,104,146
	5.150%, 06/15/29		71	73,006
Netflix, Inc.
	3.625%, 06/15/30	EUR	2,500	2,960,448
NextEra Energy Capital Holdings, Inc.
	5.749%, 09/01/25		938	938,583
(r)	SOFR + 0.760%, FRN, 5.106%, 01/29/26		2,580	2,585,999
	4.900%, 03/15/29		400	405,580
	3.500%, 04/01/29		800	772,783
	2.750%, 11/01/29		450	419,528
NiSource, Inc.
	0.950%, 08/15/25		2,700	2,696,464
NOV, Inc.
#	3.600%, 12/01/29		200	191,627
Novartis Capital Corp.
	3.800%, 09/18/29		498	491,477
Ovintiv, Inc.
	5.375%, 01/01/26		2,414	2,416,160
Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	360	411,398
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	1.200%, 11/15/25		4,000	3,958,751
Ω	4.450%, 01/29/26		1,572	1,569,972
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
PepsiCo, Inc.
	5.250%, 11/10/25		420	$420,848
(r)	SOFR + 0.400%, FRN, 4.740%, 02/13/26		1,506	1,507,682
	2.625%, 07/29/29		910	856,614
Philip Morris International, Inc.
	4.875%, 02/13/29		600	608,024
	4.625%, 11/01/29		200	201,093
	5.625%, 11/17/29		1,600	1,669,649
Phillips 66 Co.
	3.150%, 12/15/29		800	755,745
Plains All American Pipeline LP/PAA Finance Corp.
	3.550%, 12/15/29		8,400	8,017,074
Principal Financial Group, Inc.
	3.700%, 05/15/29		600	583,226
Prologis Euro Finance LLC
	0.250%, 09/10/27	EUR	828	901,208
Public Service Enterprise Group, Inc.
	0.800%, 08/15/25		100	99,850
Public Storage Operating Co., SOFR + 0.700%, FRN
(r)	5.045%, 04/16/27		10,100	10,118,957
Radian Group, Inc.
	6.200%, 05/15/29		1,411	1,465,260
Realty Income Corp.
	1.875%, 01/14/27	GBP	1,700	2,158,805
	3.200%, 01/15/27		10,000	9,816,235
	4.750%, 02/15/29		800	807,797
	3.100%, 12/15/29		3,388	3,203,356
Revvity, Inc.
	3.300%, 09/15/29		400	377,936
Roche Holdings, Inc.
(r)Ω	SOFR + 0.740%, FRN, 5.080%, 11/13/26		3,600	3,623,367
Ω	5.338%, 11/13/28		1,600	1,651,181
	1.930%, 12/13/28		3,000	2,786,628
Royalty Pharma PLC
	1.200%, 09/02/25		14,691	14,640,592
RTX Corp.
	2.150%, 05/18/30	EUR	1,560	1,709,150
Ryder System, Inc.
	4.300%, 06/15/27		2,140	2,134,277
Santander Holdings USA, Inc.
	3.244%, 10/05/26		6,000	5,900,838
Schlumberger Holdings Corp.
Ω	4.300%, 05/01/29		2,400	2,390,035

DFA Short-Duration Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Sempra
3.700%, 04/01/29	239	$231,820
Shell Finance U.S., Inc.
2.375%, 11/07/29	7,400	6,847,959
Simon Property Group LP
3.500%, 09/01/25	2,395	2,392,633
2.450%, 09/13/29	6,200	5,752,831
State Street Corp.
(r) SOFR + 0.845%, FRN, 5.184%, 08/03/26	5,500	5,524,322
(r) SOFR + 0.640%, FRN, 4.984%, 10/22/27	1,810	1,812,873
Store Capital LLC
4.625%, 03/15/29	400	393,670
Synchrony Financial
5.150%, 03/19/29	4,000	4,017,691
Tapestry, Inc.
5.100%, 03/11/30	1,000	1,013,781
Texas Instruments, Inc.
4.600%, 02/08/29	400	404,983
Timken Co.
4.500%, 12/15/28	400	399,368
T-Mobile USA, Inc.
2.400%, 03/15/29	2,700	2,512,002
Toyota Motor Credit Corp.
3.650%, 08/18/25	2,900	2,898,475
(r) SOFR + 0.890%, FRN, 5.231%, 05/18/26	5,030	5,052,158
(r) SOFR + 0.650%, FRN, 5.000%, 03/19/27	2,000	2,003,785
4.950%, 01/09/30	400	408,227
Truist Bank
4.050%, 11/03/25	5,000	4,992,025
Truist Financial Corp.
1.200%, 08/05/25	160	159,939
UDR, Inc.
3.200%, 01/15/30	400	378,342
UnitedHealth Group, Inc.
(r) SOFR + 0.500%, FRN, 4.844%, 07/15/26	4,332	4,341,888
2.875%, 08/15/29	3,300	3,102,365
4.800%, 01/15/30	400	404,233
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	6,286	6,237,371
Valero Energy Corp.
5.150%, 02/15/30	600	610,626
Ventas Realty LP
4.125%, 01/15/26	2,000	1,993,255
4.400%, 01/15/29	2,900	2,883,307
3.000%, 01/15/30	400	374,120
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Verizon Communications, Inc.
# 3.875%, 02/08/29		400	$394,021
1.875%, 10/26/29	EUR	410	450,864
4.016%, 12/03/29		800	786,163
1.250%, 04/08/30	EUR	2,000	2,119,744
VMware LLC
1.400%, 08/15/26		1,760	1,705,114
Walmart, Inc., SOFR + 0.430%, FRN
(r) 4.775%, 04/28/27		2,000	2,008,145
Waste Management, Inc.
3.875%, 01/15/29		445	438,071
Wells Fargo & Co.
4.150%, 01/24/29		171	169,493
0.625%, 03/25/30	EUR	100	102,613
Wells Fargo Bank NA
(r) SOFR + 1.060%, FRN, 5.399%, 08/07/26		500	503,189
(r) SOFR + 1.070%, FRN, 5.418%, 12/11/26		2,600	2,623,561
Western Union Co.
# 1.350%, 03/15/26		11,347	11,109,840
Westlake Corp.
1.625%, 07/17/29	EUR	4,087	4,397,997
Williams Cos., Inc.
4.000%, 09/15/25		1,500	1,498,042
Wisconsin Power & Light Co.
3.000%, 07/01/29		1,200	1,137,132
WPC Eurobond BV
0.950%, 06/01/30	EUR	1,950	2,006,330
Zimmer Biomet Holdings, Inc.
5.050%, 02/19/30		200	203,948
Zoetis, Inc.
5.400%, 11/14/25		747	748,053
TOTAL UNITED STATES			617,675,279
TOTAL BONDS			1,581,582,831
U.S. TREASURY OBLIGATIONS — (6.1%)
U.S. Treasury Inflation-Indexed Bonds
2.000%, 01/15/26		16,196	16,214,268
U.S. Treasury Inflation-Indexed Notes
0.125%, 04/15/26		7,354	7,284,287
U.S. Treasury Notes
(r) 3M USTMMR + 0.170%, FRN, 4.451%, 10/31/25		16,500	16,506,356
(r) 3M USTMMR + 0.245%, FRN, 4.526%, 01/31/26		32,000	32,031,655

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

(r)	3M USTMMR + 0.160%, FRN, 4.441%, 04/30/27	48,000	$48,028,374
TOTAL U.S. TREASURY OBLIGATIONS			120,064,940
COMMERCIAL PAPER — (13.2%)
AUSTRALIA — (0.9%)
Telstra Group Ltd.
Ω	4.636%, 09/10/25	15,000	14,924,646
Ω	4.633%, 10/31/25	2,750	2,717,660
TOTAL AUSTRALIA			17,642,306
CANADA — (2.7%)
Hydro-Quebec
Ω	4.440%, 09/15/25	20,000	19,888,834
Province of Ontario
	4.461%, 10/10/25	5,000	4,957,301
	4.471%, 10/10/25	6,000	5,948,762
Province of Quebec
Ω	4.465%, 10/08/25	6,015	5,965,011
PSP Capital, Inc.
Ω	4.429%, 10/24/25	12,000	11,877,553
TELUS Corp.
Ω	5.037%, 01/16/26	4,000	3,906,280
TransCanada PipeLines Ltd.
Ω	4.669%, 08/26/25	1,000	996,690
TOTAL CANADA			53,540,431
FRANCE — (0.2%)
Caisse des Depots et Consignations
Ω	4.441%, 10/03/25	1,500	1,488,377
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.451%, 10/14/25	1,750	1,734,159
TOTAL FRANCE			3,222,536
GERMANY — (1.8%)
BASF SE
Ω	4.721%, 08/12/25	2,000	1,996,935
Ω	4.743%, 08/12/25	10,000	9,984,674
Ω	4.720%, 09/30/25	1,250	1,240,106
Ω	4.809%, 11/04/25	5,000	4,937,333
Bayer Corp.
Ω	4.680%, 09/23/25	2,000	1,986,038
Erste Abwicklungsanstalt
Ω	4.460%, 09/12/25	4,570	4,546,341
Kreditanstalt fuer Wiederaufbau
Ω	4.426%, 10/16/25	6,000	5,944,598
NRW Bank
Ω	4.435%, 10/10/25	3,000	2,974,387
		Face Amount^	Value†
		(000)

GERMANY — (Continued)
VW Credit, Inc.
Ω	4.754%, 09/09/25	1,500	$1,492,361
TOTAL GERMANY			35,102,773
UNITED KINGDOM — (0.3%)
BAT International Finance PLC
Ω	4.752%, 08/25/25	500	498,408
LSEGA Financing PLC
Ω	4.546%, 08/08/25	1,800	1,798,220
Ω	4.558%, 08/08/25	2,000	1,998,022
Ω	4.553%, 08/15/25	2,000	1,996,286
TOTAL UNITED KINGDOM			6,290,936
UNITED STATES — (7.3%)
AbbVie, Inc.
Ω	4.776%, 09/10/25	9,125	9,077,365
Ω	4.780%, 09/16/25	9,125	9,070,354
Avangrid, Inc.
Ω	4.659%, 08/20/25	500	498,740
Boston Properties LP
Ω	4.825%, 08/04/25	4,250	4,247,841
CenterPoint Energy, Inc.
Ω	4.611%, 08/12/25	7,000	6,989,401
Ω	4.613%, 08/18/25	5,000	4,988,540
Charles Schwab Corp.
Ω	4.610%, 09/12/25	1,500	1,492,183
CRH America Finance, Inc.
Ω	4.640%, 08/29/25	3,000	2,988,929
Ω	4.669%, 09/05/25	1,500	1,493,127
Dominion Energy, Inc.
Ω	4.616%, 08/07/25	900	899,207
Enbridge U.S., Inc.
Ω	4.635%, 08/29/25	2,000	1,992,620
Entergy Corp.
Ω	4.635%, 08/20/25	800	797,962
Honeywell International, Inc.
Ω	4.607%, 08/19/25	2,750	2,743,722
Ω	4.534%, 09/05/25	12,000	11,947,920
Ω	4.592%, 09/25/25	1,000	993,208
Marriott International, Inc.
Ω	4.640%, 08/25/25	6,500	6,479,056
McCormick & Co., Inc.
Ω	4.593%, 08/20/25	1,000	997,452
Mondelez International, Inc.
Ω	4.632%, 09/19/25	5,000	4,968,472
National Securities Clearing Corp.
Ω	4.425%, 09/25/25	4,250	4,221,184
Nestle Finance International Ltd.
Ω	4.459%, 09/15/25	500	497,214

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
NextEra Energy Capital Holdings, Inc.
Ω	4.709%, 08/28/25	3,000	$2,989,309
Parker-Hannifin Corp.
Ω	4.572%, 08/01/25	2,500	2,499,685
Phillips 66
Ω	4.681%, 08/22/25	3,000	2,991,528
Roche Holdings, Inc.
Ω	4.428%, 09/30/25	8,000	7,941,711
Sanofi SA
Ω	4.459%, 09/04/25	7,000	6,970,509
Ω	4.481%, 09/04/25	8,000	7,966,296
Ω	4.459%, 09/17/25	10,000	9,942,160
Ω	4.439%, 10/07/25	11,000	10,910,032
Ω	4.458%, 10/17/25	10,000	9,906,183
Ω	4.456%, 11/25/25	5,000	4,930,223
Stanley Black & Decker, Inc.
Ω	4.715%, 08/27/25	500	498,267
TOTAL UNITED STATES			144,930,400
TOTAL COMMERCIAL PAPER (Cost $260,760,536)			260,729,382
TOTAL INVESTMENT SECURITIES (Cost $1,965,424,309)			1,969,480,080

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	1,025,765	$11,865,029
TOTAL INVESTMENTS — (100.0%)
(Cost $1,977,289,004)^^			$1,981,345,109
As of July 31, 2025, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	31,632,733	EUR	26,925,107	State Street Bank and Trust	08/01/25	$905,815
USD	4,218,754	EUR	3,599,288	UBS AG	08/01/25	111,248
USD	31,400,649	SGD	40,323,960	HSBC Bank	08/07/25	337,043
USD	5,103,453	EUR	4,468,767	Australia and New Zealand Bank	08/12/25	1,010
USD	11,696,010	EUR	10,194,746	Royal Bank of Canada	08/12/25	55,636
USD	12,884,203	EUR	11,154,755	UBS AG	08/12/25	147,690
USD	32,448,782	EUR	28,106,996	Citibank, N.A.	08/15/25	349,785
USD	4,729,355	EUR	4,075,933	HSBC Bank	08/15/25	74,522
USD	12,387,436	CAD	16,829,187	Royal Bank of Canada	08/15/25	233,405
USD	5,000,482	JPY	716,948,785	Royal Bank of Canada	08/15/25	240,434
USD	8,827,119	EUR	7,593,337	Societe Generale	08/15/25	155,310
USD	10,091,550	EUR	8,723,729	State Street Bank and Trust	08/15/25	128,801
USD	8,547,143	EUR	7,385,340	UBS AG	08/15/25	112,872
USD	61,592,649	EUR	52,310,236	HSBC Bank	08/29/25	1,797,266
USD	11,452,086	EUR	9,739,941	UBS AG	08/29/25	318,443
USD	1,191,516	CAD	1,613,556	Citibank, N.A.	09/05/25	25,007
USD	10,512,924	EUR	9,150,728	HSBC Bank	09/08/25	45,873
USD	21,198,317	EUR	18,150,548	Royal Bank of Canada	09/08/25	436,833
USD	5,615,726	EUR	4,781,223	Societe Generale	09/08/25	146,729

DFA Short-Duration Real Return Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	28,225,621	EUR	24,332,331	State Street Bank and Trust	09/08/25	$393,111
USD	9,975,478	EUR	8,467,810	UBS AG	09/08/25	289,583
USD	15,685,172	CAD	21,372,162	Citibank, N.A.	09/11/25	229,782
USD	41,193,877	EUR	35,074,401	Citibank, N.A.	09/22/25	1,037,013
USD	5,775,891	EUR	4,964,025	UBS AG	09/22/25	92,553
USD	1,742,117	GBP	1,279,513	Citibank, N.A.	09/25/25	51,471
USD	35,312,635	EUR	30,524,395	UBS AG	09/30/25	346,644
USD	1,437,416	GBP	1,055,712	Citibank, N.A.	10/07/25	42,322
USD	11,558,815	EUR	10,072,499	HSBC Bank	10/14/25	10,086
USD	38,655,947	AUD	58,741,480	Royal Bank of Canada	10/14/25	855,802
USD	7,093,411	EUR	6,062,980	State Street Bank and Trust	10/14/25	141,838
USD	35,731,409	AUD	53,945,236	HSBC Bank	10/24/25	1,010,859
USD	1,228,622	NZD	2,077,380	HSBC Bank	10/29/25	1,053
Total Appreciation						$10,125,839
EUR	30,524,395	USD	35,173,260	UBS AG	08/01/25	$(338,837)
SGD	13,338,000	USD	10,344,747	HSBC Bank	08/07/25	(69,805)
SGD	26,985,960	USD	20,853,254	State Street Bank and Trust	08/07/25	(64,590)
EUR	746,219	USD	877,559	Bank of New York Mellon	08/12/25	(25,525)
USD	304,002	EUR	270,480	Citibank, N.A.	08/12/25	(4,832)
EUR	1,104,177	USD	1,288,163	Citibank, N.A.	08/12/25	(27,411)
USD	30,214,563	EUR	26,929,386	HSBC Bank	08/12/25	(533,444)
EUR	4,065,000	USD	4,664,372	HSBC Bank	08/12/25	(22,949)
USD	38,195,879	EUR	33,617,611	State Street Bank and Trust	08/12/25	(188,754)
CAD	135,968	USD	99,705	Citibank, N.A.	08/15/25	(1,509)
CAD	3,928,274	USD	2,848,670	Societe Generale	09/11/25	(7,918)
GBP	344,831	USD	461,333	Citibank, N.A.	09/25/25	(5,701)
Total (Depreciation)						$(1,291,275)
Total Appreciation (Depreciation)						$8,834,564
As of July 31, 2025, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.659%	Fixed	CPI	Maturity	USD	38,000,000	06/02/28	—	—	$117,367	$117,367
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	25,000,000	01/08/26	—	—	149,795	149,795
Bank of America Corp.	2.495%	Fixed	CPI	Maturity	USD	43,000,000	03/16/26	—	—	5,030,807	5,030,807
Bank of America Corp.	2.339%	Fixed	CPI	Maturity	USD	55,000,000	10/25/25	—	—	328,666	328,666
Bank of America Corp.	2.013%	Fixed	CPI	Maturity	USD	60,000,000	10/01/25	—	—	446,765	446,765
Citibank, N.A.	2.979%	Fixed	CPI	Maturity	USD	24,000,000	03/06/26	—	—	52,539	52,539
Citibank, N.A.	2.765%	Fixed	CPI	Maturity	USD	40,000,000	11/26/25	—	—	131,944	131,944
Citibank, N.A.	2.738%	Fixed	CPI	Maturity	USD	22,000,000	02/07/26	—	—	104,102	104,102
Citibank, N.A.	2.668%	Fixed	CPI	Maturity	USD	25,000,000	06/25/28	—	—	79,869	79,869
Citibank, N.A.	2.638%	Fixed	CPI	Maturity	USD	70,000,000	01/24/27	—	—	485,790	485,790
Citibank, N.A.	2.589%	Fixed	CPI	Maturity	USD	57,000,000	06/30/28	—	—	306,107	306,107
Citibank, N.A.	2.548%	Fixed	CPI	Maturity	USD	48,000,000	11/13/25	—	—	229,376	229,376
Citibank, N.A.	2.349%	Fixed	CPI	Maturity	USD	50,000,000	10/21/25	—	—	271,533	271,533
Citibank, N.A.	2.348%	Fixed	CPI	Maturity	USD	50,000,000	11/05/25	—	—	317,260	317,260
Citibank, N.A.	2.344%	Fixed	CPI	Maturity	USD	50,000,000	11/06/25	—	—	321,669	321,669
Citibank, N.A.	2.030%	Fixed	CPI	Maturity	USD	64,000,000	10/02/25	—	—	469,651	469,651
Citibank, N.A.	1.915%	Fixed	CPI	Maturity	USD	44,000,000	08/28/25	—	—	312,956	312,956

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	3.318%	Fixed	CPI	Maturity	USD	25,000,000	11/29/25	—	—	$1,127,769	$1,127,769
Deutsche Bank AG	3.223%	Fixed	CPI	Maturity	USD	20,000,000	12/01/25	—	—	987,486	987,486
Deutsche Bank AG	2.725%	Fixed	CPI	Maturity	USD	22,000,000	11/16/25	—	—	240,869	240,869
Deutsche Bank AG	2.695%	Fixed	CPI	Maturity	USD	32,000,000	09/24/25	—	—	2,303,974	2,303,974
Deutsche Bank AG	2.423%	Fixed	CPI	Maturity	USD	45,000,000	03/08/26	—	—	5,442,787	5,442,787
Deutsche Bank AG	2.325%	Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	5,287,969	5,287,969
Deutsche Bank AG, London Branch	2.777%	Fixed	CPI	Maturity	USD	33,000,000	07/15/28	—	—	17,261	17,261
Deutsche Bank AG, London Branch	2.755%	Fixed	CPI	Maturity	USD	56,000,000	11/25/25	—	—	187,372	187,372
Deutsche Bank AG, London Branch	2.707%	Fixed	CPI	Maturity	USD	27,000,000	05/12/28	—	—	8,309	8,309
Deutsche Bank AG, London Branch	2.649%	Fixed	CPI	Maturity	USD	82,000,000	05/23/29	—	—	53,532	53,532
Deutsche Bank AG, London Branch	2.642%	Fixed	CPI	Maturity	USD	48,000,000	01/16/28	—	—	255,805	255,805
Deutsche Bank AG, London Branch	2.625%	Fixed	CPI	Maturity	USD	30,000,000	12/09/25	—	—	149,493	149,493
Deutsche Bank AG, London Branch	2.624%	Fixed	CPI	Maturity	USD	50,000,000	02/04/26	—	—	287,941	287,941
Deutsche Bank AG, London Branch	2.528%	Fixed	CPI	Maturity	USD	34,000,000	05/07/29	—	—	144,246	144,246
Deutsche Bank AG, London Branch	2.247%	Fixed	CPI	Maturity	USD	40,000,000	10/08/25	—	—	223,250	223,250
Deutsche Bank AG, London Branch	2.227%	Fixed	CPI	Maturity	USD	21,000,000	10/10/25	—	—	124,144	124,144
Deutsche Bank AG, London Branch	1.902%	Fixed	CPI	Maturity	USD	44,000,000	09/05/25	—	—	338,864	338,864
Deutsche Bank AG, London Branch	1.740%	Fixed	CPI	Maturity	USD	30,000,000	08/07/25	—	—	202,553	202,553
Morgan Stanley and Co. International	2.970%	Fixed	CPI	Maturity	USD	32,000,000	10/28/25	—	—	70,999	70,999
Morgan Stanley and Co. International	2.925%	Fixed	CPI	Maturity	USD	34,000,000	03/04/26	—	—	95,757	95,757
Morgan Stanley and Co. International	2.789%	Fixed	CPI	Maturity	USD	34,000,000	08/04/28	—	—	7,017	7,017
Morgan Stanley and Co. International	2.747%	Fixed	CPI	Maturity	USD	60,000,000	07/02/27	—	—	234,584	234,584
Morgan Stanley and Co. International	2.713%	Fixed	CPI	Maturity	USD	27,000,000	02/21/28	—	—	72,390	72,390
Morgan Stanley and Co. International	2.629%	Fixed	CPI	Maturity	USD	65,000,000	06/12/28	—	—	262,820	262,820

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	2.614%	Fixed	CPI	Maturity	USD	50,000,000	06/18/28	—	—	$237,882	$237,882
Morgan Stanley and Co. International	2.602%	Fixed	CPI	Maturity	USD	27,000,000	01/29/26	—	—	159,517	159,517
Morgan Stanley and Co. International	2.580%	Fixed	CPI	Maturity	USD	25,000,000	12/19/25	—	—	137,162	137,162
Morgan Stanley and Co. International	2.575%	Fixed	CPI	Maturity	USD	55,000,000	03/24/28	—	—	231,520	231,520
Morgan Stanley and Co. International	2.564%	Fixed	CPI	Maturity	USD	39,000,000	03/12/28	—	—	225,869	225,869
Total Appreciation										$28,275,337	$28,275,337
Bank of America Corp.	2.812%	Fixed	CPI	Maturity	USD	60,000,000	07/28/28	—	—	(23,384)	(23,384)
Deutsche Bank AG, London Branch	2.805%	Fixed	CPI	Maturity	USD	23,000,000	07/17/28	—	—	(9,028)	(9,028)
Total (Depreciation)										$(32,412)	$(32,412)
Total Appreciation (Depreciation)										$28,242,925	$28,242,925
As of July 31, 2025, the value of Rule 144A securities amounted to $448,299,644 or 22.1% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$7,102,927	—	$7,102,927
Bonds
Australia	—	120,616,253	—	120,616,253
Belgium	—	10,335,229	—	10,335,229
Canada	—	84,702,940	—	84,702,940
Denmark	—	14,413,831	—	14,413,831
Finland	—	23,530,057	—	23,530,057
France	—	85,300,256	—	85,300,256
Germany	—	103,173,595	—	103,173,595
Ireland	—	15,168,676	—	15,168,676
Italy	—	18,738,164	—	18,738,164
Japan	—	42,300,531	—	42,300,531
Luxembourg	—	6,942,640	—	6,942,640
Netherlands	—	59,263,020	—	59,263,020
New Zealand	—	1,212,592	—	1,212,592
Norway	—	26,542,311	—	26,542,311
Singapore	—	20,065,800	—	20,065,800
Spain	—	20,625,660	—	20,625,660
Supranational Organization Obligations	—	187,948,354	—	187,948,354
Sweden	—	47,794,689	—	47,794,689
Switzerland	—	17,481,985	—	17,481,985

DFA Short-Duration Real Return Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	—	$57,750,969	—	$57,750,969
United States	—	617,675,279	—	617,675,279
U.S. Treasury Obligations	—	120,064,940	—	120,064,940
Commercial Paper	—	260,729,382	—	260,729,382
Securities Lending Collateral	—	11,865,029	—	11,865,029
Total Investments in Securities	—	$1,981,345,109	—	$1,981,345,109
Financial Instruments
Assets
Forward Currency Contracts**	—	10,125,839	—	10,125,839
Swap Agreements**	—	28,275,337	—	28,275,337
Liabilities
Forward Currency Contracts**	—	(1,291,275)	—	(1,291,275)
Swap Agreements**	—	(32,412)	—	(32,412)
Total Financial Instruments	—	$37,077,489	—	$37,077,489
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.7%)
Alabama Federal Aid Highway Finance Authority (RB) Series A
¤ 5.000%, 09/01/32 (Pre-refunded @ $100, 9/1/26)	1,220	$1,251,618
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/26)	2,605	2,672,513
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 9/1/26)	4,780	4,903,881
Tuscaloosa City Board of Education (RB)
¤ 5.000%, 08/01/35 (Pre-refunded @ $100, 8/1/26)	780	798,668
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/26)	1,035	1,059,770
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,160	1,203,494
TOTAL ALABAMA		11,889,944
ARIZONA — (3.1%)
Arizona Board of Regents (RB) Series A
5.000%, 07/01/28	1,840	1,842,361
Arizona Board of Regents (RB) Series B
5.000%, 06/01/27	1,000	1,043,695
City of Glendale Water & Sewer Revenue (RB)
5.000%, 07/01/27	835	874,825
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	1,610	1,618,278
City of Phoenix (GO)
5.000%, 07/01/27	1,700	1,781,734
City of Scottsdale (GO) Series 2025
5.000%, 07/01/27	1,525	1,598,321
City of Tempe (GO)
5.000%, 07/01/26	1,750	1,788,658
5.000%, 07/01/27	975	1,020,942
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
City of Tucson (GO) Series 2018-B
5.000%, 07/01/26	4,160	$4,253,422
Coconino County Unified School District No. 1-Flagstaff (GO) Series B
4.000%, 07/01/27	1,000	1,028,515
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/28	1,250	1,339,503
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/26	1,350	1,381,308
5.000%, 07/01/27	2,940	3,081,353
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series A
5.000%, 07/01/26	660	675,306
5.000%, 07/01/27	2,260	2,368,659
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/31	6,115	6,298,317
5.000%, 01/01/34	2,670	2,734,685
5.000%, 01/01/38	13,785	13,962,304
Salt River Project Agricultural Improvement & Power District (RB) Series B
5.000%, 01/01/26	2,825	2,853,955
Town of Gilbert (GO)
5.000%, 07/15/27	1,525	1,599,837
TOTAL ARIZONA		53,145,978
CALIFORNIA — (4.8%)
California State Public Works Board (RB) Series B
5.000%, 05/01/28	1,185	1,266,947
California State Public Works Board (RB) Series D
5.000%, 04/01/27	940	966,609
5.000%, 05/01/28	2,235	2,389,559

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State University (RB) Series A
4.000%, 11/01/36	7,000	$6,934,194
County of Riverside (RN)
5.000%, 06/30/26	4,000	4,094,319
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/26	1,065	1,091,854
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/26	1,110	1,137,988
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
4.000%, 07/01/38	2,160	2,123,519
San Francisco Unified School District (GO)
5.000%, 06/15/28	5,390	5,758,294
State of California (GO)
5.000%, 10/01/25	1,570	1,574,383
5.000%, 08/01/26	9,015	9,249,005
5.000%, 12/01/26	5,535	5,726,705
5.000%, 04/01/27	7,000	7,303,628
5.000%, 03/01/28	1,000	1,066,211
5.000%, 08/01/29	1,000	1,025,369
5.000%, 10/01/29	1,020	1,037,181
5.000%, 08/01/30	1,570	1,607,788
5.000%, 09/01/31	2,900	2,970,252
4.000%, 09/01/32	1,000	1,005,839
5.000%, 08/01/33	1,420	1,446,547
4.000%, 08/01/35	725	725,145
5.000%, 08/01/35	8,335	8,345,107
5.000%, 09/01/35	2,315	2,353,722
4.000%, 08/01/37	3,000	2,950,472
State of California (GO) Series B
5.000%, 09/01/25	3,195	3,201,667
University of California (RB) Series AY
4.000%, 05/15/35	1,895	1,895,889
University of California (RB) Series BX
5.000%, 05/15/26	2,110	2,154,555
University of California (RB) Series BZ
5.000%, 05/15/28	2,110	2,264,357
TOTAL CALIFORNIA		83,667,105
COLORADO — (2.6%)
Adams & Arapahoe Counties Joint School District 28J Aurora (GO) (ST AID WITHHLDG)
5.500%, 12/01/26	1,500	1,560,367
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	660	$665,775
5.000%, 12/15/26	7,640	7,904,234
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG) Series B
5.000%, 12/15/30	1,595	1,639,111
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	3,225	3,255,877
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/26	3,310	3,419,024
5.000%, 12/15/27	3,450	3,653,695
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG)
5.000%, 12/15/25	3,915	3,954,098
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/26)	3,045	3,149,219
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG)
5.000%, 12/01/35	1,815	1,817,083
City of Colorado Springs Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,275	3,380,468
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	3,750	3,780,167
5.000%, 12/01/26	3,175	3,280,383
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	460	475,452

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork (GO) (ST AID WITHHLDG) Series 1
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/25)	710	$716,267
Metro Wastewater Reclamation District (RB) Series A
5.000%, 04/01/27	2,570	2,678,123
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	475	478,885
TOTAL COLORADO		45,808,228
CONNECTICUT — (2.9%)
City of Danbury (GO)
4.000%, 02/23/26	15,000	15,108,777
Town of Cheshire (GO)
4.000%, 04/14/26	10,000	10,094,362
Town of Greenwich (GO)
4.000%, 02/05/26	17,525	17,646,750
Town of Madison (GO)
3.500%, 12/18/25	7,355	7,379,674
TOTAL CONNECTICUT		50,229,563
DISTRICT OF COLUMBIA — (1.0%)
District of Columbia (GO) Series A
5.000%, 06/01/34	2,760	2,836,560
5.000%, 06/01/36	1,000	1,020,583
District of Columbia (GO) Series D
5.000%, 06/01/35	5,335	5,463,971
5.000%, 06/01/38	3,965	4,016,254
District of Columbia (GO) Series E
5.000%, 06/01/26	2,355	2,404,631
District of Columbia Income Tax Revenue (RB) Series A
5.000%, 06/01/28	1,000	1,069,085
TOTAL DISTRICT OF COLUMBIA		16,811,084
FLORIDA — (3.7%)
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/27	455	479,342
5.000%, 10/01/32	1,080	1,084,295
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/25	280	$281,105
5.000%, 10/01/26	180	185,195
County of Broward Water & Sewer Utility Revenue (RB) Series A
5.000%, 10/01/30	1,355	1,360,131
County of Miami-Dade (GO) Series A
5.000%, 07/01/26	2,445	2,501,856
5.000%, 07/01/27	1,060	1,110,492
County of Miami-Dade Transit System (RB)
5.000%, 07/01/27	1,340	1,402,440
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	715	752,168
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,450	1,452,801
School District of Broward County (RN)
4.000%, 06/25/26	18,000	18,223,814
School District of Broward County (GO) (AG)
5.000%, 07/01/27	2,000	2,091,051
State of Florida (GO) Series A
5.000%, 06/01/26	8,175	8,347,970
5.000%, 07/01/26	1,135	1,161,393
5.000%, 07/01/27	1,165	1,192,920
State of Florida (GO) Series C
4.000%, 06/01/31	1,275	1,285,030
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
5.000%, 07/01/26	1,128	1,154,852
5.000%, 07/01/27	619	648,755
5.000%, 07/01/28	2,505	2,681,564
4.000%, 07/01/35	6,726	6,756,799
4.000%, 07/01/36	6,261	6,280,690
Tampa Bay Water (RB)
5.000%, 10/01/27	3,000	3,158,547
TOTAL FLORIDA		63,593,210
GEORGIA — (2.8%)
City of Brookhaven (GO)
5.000%, 07/01/27	1,600	1,676,521

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	3,410	$3,585,644
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	25,255	26,546,738
Richmond County Board of Education (GO) (ST AID WITHHLDG)
5.000%, 10/01/25	1,115	1,119,475
State of Georgia (GO) Series A
5.000%, 07/01/26	1,285	1,316,180
5.000%, 07/01/27	8,200	8,603,196
State of Georgia (GO) Series C
4.000%, 07/01/29	4,000	4,227,782
State of Georgia (GO) Series F
5.000%, 01/01/27	1,350	1,399,697
TOTAL GEORGIA		48,475,233
HAWAII — (2.2%)
City & County of Honolulu (GO) Series A
5.000%, 11/01/25	3,380	3,400,257
5.000%, 07/01/26	90	92,046
City & County of Honolulu (GO) Series B
5.000%, 10/01/25	500	501,904
5.000%, 07/01/26	110	112,500
5.000%, 10/01/26	700	702,665
City & County of Honolulu (GO) Series E
5.000%, 07/01/27	6,475	6,776,376
City & County of Honolulu (GO) Series F
5.000%, 07/01/27	7,100	7,430,467
County of Hawaii (GO)
5.000%, 09/01/27	195	204,963
County of Hawaii (GO) Series A
5.000%, 09/01/31	1,130	1,165,744
County of Kauai (GO)
5.000%, 08/01/25	520	520,000
County of Maui (GO)
5.000%, 09/01/27	2,480	2,604,748
State of Hawaii (GO) Series FG
5.000%, 10/01/28	3,085	3,166,434
4.000%, 10/01/32	1,740	1,749,678
State of Hawaii (GO) Series FH
5.000%, 10/01/26	2,000	2,059,354
	Face Amount	Value†
	(000)
HAWAII — (Continued)
State of Hawaii (GO) Series FK
4.000%, 05/01/32	7,620	$7,706,082
TOTAL HAWAII		38,193,218
ILLINOIS — (0.1%)
County of Will (GO)
¤ 5.000%, 11/15/34 (Pre-refunded @ $100, 11/15/25)	1,060	1,067,366
IOWA — (0.3%)
City of Sioux City (GO) Series A
3.000%, 06/01/27	1,325	1,331,478
City of Urbandale (GO) Series A
5.000%, 06/01/27	1,040	1,084,491
Iowa Valley Community College District (GO)
4.000%, 06/01/28	2,890	3,007,913
TOTAL IOWA		5,423,882
KANSAS — (1.2%)
City of Lawrence (GO) Series I
4.000%, 05/01/26	2,000	2,020,603
City of Merriam (GO)
5.000%, 10/01/25	350	351,363
City of Olathe (GO) Series A
5.000%, 08/01/25	9,290	9,290,000
5.000%, 09/01/26	5,000	5,119,841
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,525	1,568,654
Kansas Development Finance Authority (RB) Series D
5.000%, 05/01/28	2,000	2,131,591
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/28	600	644,874
TOTAL KANSAS		21,126,926
KENTUCKY — (1.2%)
Louisville & Jefferson County Metropolitan Sewer District (RB)
4.000%, 05/15/31	1,430	1,432,862

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
Louisville Water Co. (RB)
5.000%, 11/15/27	4,035	$4,266,218
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/25	6,235	6,287,186
5.000%, 04/01/28	7,885	8,386,907
TOTAL KENTUCKY		20,373,173
LOUISIANA — (0.4%)
St. Tammany Parish Wide School District No. 12 (GO) Series A
5.000%, 03/01/28	1,175	1,247,065
State of Louisiana (GO) Series B
5.000%, 08/01/25	5,025	5,025,000
TOTAL LOUISIANA		6,272,065
MAINE — (0.2%)
City of Portland (GO)
5.000%, 05/01/27	1,015	1,060,154
Maine Turnpike Authority (RB)
5.000%, 07/01/27	2,145	2,247,174
State of Maine (GO) Series D
5.000%, 06/01/28	865	925,985
TOTAL MAINE		4,233,313
MARYLAND — (5.4%)
City of Baltimore (GO) Series A
5.000%, 10/15/26	800	822,896
County of Anne Arundel (GO)
5.000%, 04/01/26	6,685	6,797,495
5.000%, 10/01/32	1,925	1,963,925
5.000%, 10/01/27	5,005	5,279,284
County of Baltimore (GO)
5.000%, 07/01/26	1,310	1,340,463
5.000%, 08/01/26	3,850	3,857,071
County of Charles (GO)
5.000%, 10/01/25	390	391,585
County of Howard (GO) Series A
5.000%, 02/15/27	2,435	2,529,465
County of Montgomery (GO) Series C
5.000%, 10/01/26	5,640	5,808,698
5.000%, 10/01/27	6,710	7,080,638
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
County of Prince George's (GO) Series A
5.000%, 08/01/25	1,265	$1,265,000
5.000%, 08/01/27	2,700	2,838,099
County of Wicomico (GO) Series A
5.000%, 12/01/25	1,000	1,008,437
State of Maryland (GO) Series 2ND
5.000%, 08/01/26	1,060	1,087,396
State of Maryland (GO) Series A
5.000%, 08/01/25	2,695	2,695,000
5.000%, 03/15/26	1,230	1,250,293
4.000%, 08/01/26	5,400	5,410,213
5.000%, 03/15/28	8,100	8,637,235
State of Maryland (GO) Series B
5.000%, 08/01/25	535	535,000
5.000%, 08/01/26	5,640	5,785,766
5.000%, 08/01/27	15,065	15,829,502
State of Maryland Department of Transportation (RB)
5.000%, 10/01/29	9,000	9,238,851
Washington Suburban Sanitary Commission (RB)
3.000%, 06/01/26	2,160	2,165,682
TOTAL MARYLAND		93,617,994
MASSACHUSETTS — (5.3%)
City of Peabody (GO)
4.000%, 07/10/26	5,000	5,059,834
City of Quincy (GO)
5.000%, 07/24/26	4,294	4,396,416
City of Revere (GO)
4.000%, 07/10/26	1,377	1,394,393
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/27	6,215	6,356,525
5.000%, 07/01/28	1,000	1,074,887
Commonwealth of Massachusetts (GO) Series B
5.000%, 07/01/32	800	814,123
Commonwealth of Massachusetts (GO) Series D
5.000%, 07/01/26	740	757,548
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,030	1,090,181

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series I
5.000%, 12/01/31	1,520	$1,560,322
5.000%, 12/01/35	16,550	16,836,178
Massachusetts Development Finance Agency (RB) Series A
5.000%, 10/15/25	2,390	2,401,220
4.000%, 07/15/36	5,375	5,270,647
Massachusetts School Building Authority (RB) Series A
5.000%, 11/15/25	3,240	3,262,516
Town of Easton (GO)
4.000%, 03/05/26	2,019	2,034,662
Town of Hingham (GO)
4.000%, 02/13/26	8,870	8,930,540
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,025,919
Town of Swampscott (GO)
4.000%, 03/05/26	1,584	1,597,140
Town of Westborough (GO)
4.000%, 03/27/26	16,500	16,639,465
Town of Winchester (GO) Series B
4.000%, 03/26/26	10,500	10,595,271
TOTAL MASSACHUSETTS		91,097,787
MICHIGAN — (0.2%)
Michigan State University (RB) Series A
5.000%, 08/15/25	1,545	1,546,422
5.000%, 02/15/27	530	550,071
5.000%, 08/15/27	750	787,234
TOTAL MICHIGAN		2,883,727
MINNESOTA — (3.8%)
County of Hennepin (GO) Series A
5.000%, 12/01/31	4,435	4,593,992
5.000%, 12/01/32	1,185	1,219,595
County of Hennepin (GO) Series C
5.000%, 12/01/31	1,035	1,065,629
Metropolitan Council (GO) Series B
5.000%, 12/01/25	1,925	1,942,277
5.000%, 03/01/27	4,360	4,537,469
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	2,610	2,761,780
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
State of Minnesota (GO) Series A
5.000%, 08/01/25	12,195	$12,195,000
5.000%, 09/01/25	2,130	2,134,298
5.000%, 08/01/27	14,360	15,103,124
5.000%, 08/01/28	6,100	6,558,045
5.000%, 08/01/33	1,065	1,084,319
State of Minnesota (GO) Series B
5.000%, 08/01/25	5,000	5,000,000
5.000%, 08/01/27	1,950	2,050,912
4.000%, 08/01/32	3,715	3,716,842
State of Minnesota (GO) Series D
5.000%, 08/01/25	1,715	1,715,000
University of Minnesota (RB) Series B
5.000%, 10/01/25	810	813,278
TOTAL MINNESOTA		66,491,560
MISSISSIPPI — (0.6%)
State of Mississippi (GO) Series A
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 10/1/25)	5,355	5,368,389
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/26)	4,700	4,843,546
TOTAL MISSISSIPPI		10,211,935
MISSOURI — (0.5%)
City of Kansas City (GO) Series A
4.000%, 02/01/27	1,110	1,131,272
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/29	1,835	1,890,552
Curators of the University of Missouri (RB)
5.000%, 11/01/25	3,000	3,017,652
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/29	150	162,899
North Kansas City School District No. 74 (GO) Series B
4.000%, 03/01/26	2,205	2,223,429
TOTAL MISSOURI		8,425,804
NEBRASKA — (0.5%)
County of Sarpy (GO)
5.000%, 06/01/26	1,110	1,133,300

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEBRASKA — (Continued)
5.000%, 06/01/27	2,535	$2,625,867
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,035	3,096,239
Omaha Public Power District (RB) Series A
5.000%, 02/01/31	1,000	1,010,838
Omaha School District (GO)
5.000%, 12/15/25	1,365	1,377,235
TOTAL NEBRASKA		9,243,479
NEVADA — (1.0%)
Clark County Water Reclamation District (GO)
4.000%, 07/01/34	1,800	1,804,826
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	11,700	12,226,934
5.000%, 06/01/33	1,475	1,496,737
5.000%, 06/01/37	1,005	1,014,766
TOTAL NEVADA		16,543,263
NEW JERSEY — (4.3%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	1,007,053
City of Summit (GO)
4.000%, 07/16/26	1,790	1,813,946
County of Hudson (GO)
4.000%, 02/26/26	10,000	10,074,783
County of Mercer (GO)
4.000%, 02/01/27	3,430	3,513,553
4.000%, 02/01/28	3,290	3,416,750
Monmouth County Improvement Authority (RN)
4.000%, 03/13/26	13,500	13,603,725
New Jersey Economic Development Authority (RB) Series BBB
¤ 5.500%, 06/15/30 (Pre-refunded @ $100, 12/15/26)	6,075	6,315,274
Princeton (GO)
4.000%, 02/19/26	13,000	13,095,233
Township of Livingston (GO)
4.000%, 12/05/25	4,000	4,016,724
Township of Parsippany-Troy Hills (GO)
4.000%, 10/29/25	9,000	9,026,052
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
Township of Toms River (GO)
4.000%, 06/01/27	865	$889,286
4.000%, 06/01/28	1,255	1,307,604
Township of Woodbridge (GO)
4.000%, 03/13/26	6,640	6,693,090
TOTAL NEW JERSEY		74,773,073
NEW MEXICO — (1.0%)
Central New Mexico Community College (GO)
5.000%, 08/15/28	3,370	3,616,632
City of Albuquerque (GO) Series A
5.000%, 07/01/27	730	764,397
State of New Mexico (GO)
5.000%, 03/01/27	7,000	7,284,928
State of New Mexico Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	5,710,782
TOTAL NEW MEXICO		17,376,739
NEW YORK — (9.5%)
City of New York (GO) Series A-1
5.000%, 09/01/27	1,560	1,641,043
5.000%, 08/01/38	1,885	1,901,835
City of New York (GO) Series A-4
2.750%, 09/01/49	5,825	5,825,000
City of New York (GO) Series B-1
5.000%, 10/01/35	2,600	2,682,069
5.000%, 12/01/38	1,610	1,628,349
City of New York (GO) Series B-5
2.800%, 10/01/46	1,025	1,025,000
City of New York (GO) Series C
5.000%, 08/01/25	3,095	3,095,000
5.000%, 08/01/26	4,535	4,651,299
5.000%, 08/01/27	615	646,456
City of New York (GO) Series E
5.000%, 08/01/26	4,035	4,138,477
City of New York (GO) Series F
5.000%, 09/01/27	2,920	3,071,696
City of New York (GO) Series F-1
5.000%, 06/01/34	5	5,008

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series F-5
2.800%, 06/01/44	10,345	$10,345,000
City of New York (GO) Series H
5.000%, 01/01/27	1,525	1,580,056
City of Rochester (GO) Series I
4.000%, 02/26/26	4,920	4,957,068
Corning City School District (GO) Series A
4.000%, 06/18/26	3,820	3,869,848
Empire State Development Corp. (RB) Series A
¤ 5.000%, 03/15/26 (Pre-refunded @ $100, 3/15/26)	1,365	1,386,789
5.000%, 03/15/26	5,645	5,736,869
5.000%, 03/15/32	2,145	2,211,625
5.000%, 03/15/38	3,675	3,682,009
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/25	320	322,333
5.000%, 11/15/26	255	263,234
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/26	1,010	1,026,122
5.000%, 02/15/31	865	894,100
5.000%, 03/15/32	7,495	7,922,253
5.000%, 02/15/33	4,970	5,064,301
5.000%, 03/15/35	5,660	5,756,028
5.000%, 03/15/36	4,395	4,469,898
5.000%, 02/15/37	2,895	2,953,733
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/32	1,500	1,561,350
5.000%, 02/15/37	1,790	1,838,158
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	9,010	9,398,554
5.000%, 03/15/38	4,000	4,094,733
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/27	7,000	7,301,873
New York State Thruway Authority (RB) Series A
5.000%, 03/15/27	7,970	8,299,811
Port Authority of New York & New Jersey (RB) Series 194
5.000%, 10/15/33	1,845	1,849,881
5.000%, 10/15/35	5,090	5,103,043
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Port Authority of New York & New Jersey (RB) Series 248
5.000%, 01/15/28	1,000	$1,063,572
Town of Amherst (GO)
4.000%, 10/30/25	6,710	6,730,494
Town of East Hampton (GO) Series A
4.000%, 08/15/25	5,025	5,027,541
Town of North Hempstead (GO) Series B
4.000%, 09/19/25	13,000	13,024,285
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/36	1,160	1,171,197
Triborough Bridge & Tunnel Authority (RB) Series A-2
5.000%, 11/15/25	775	780,694
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/29	2,530	2,638,341
5.000%, 11/15/30	1,425	1,482,644
TOTAL NEW YORK		164,118,669
NORTH CAROLINA — (1.3%)
Cape Fear Public Utility Authority (RB)
5.000%, 04/01/27	275	286,096
5.000%, 04/01/28	300	319,807
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/27	17,015	17,848,363
County of Cabarrus (RB) Series B
5.000%, 08/01/25	970	970,000
County of Gaston (GO)
5.000%, 02/01/26	2,500	2,531,291
North Carolina Capital Facilities Finance Agency (RB) Series B
¤ 5.000%, 10/01/55 (Pre-refunded @ $100, 10/1/25)	575	577,238
TOTAL NORTH CAROLINA		22,532,795
OHIO — (2.9%)
City of Cincinnati (GO) Series B
5.000%, 12/01/25	1,995	2,011,430

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,360	$4,474,581
City of Columbus (GO) Series A
4.000%, 08/15/25	3,775	3,776,936
5.000%, 08/15/25	1,405	1,406,260
5.000%, 04/01/27	2,080	2,168,440
Ohio Higher Educational Facility Commission (RB)
2.750%, 01/01/43	7,475	7,475,000
Ohio State University (RB) Series A
5.000%, 12/01/25	1,120	1,128,885
State of Ohio (GO) Series A
5.000%, 09/15/25	2,570	2,577,696
5.000%, 09/01/28	2,520	2,712,272
5.000%, 02/01/32	1,920	1,939,504
5.000%, 05/01/32	1,080	1,117,003
5.000%, 02/01/33	1,840	1,857,410
5.000%, 05/01/35	2,630	2,700,183
5.000%, 02/01/36	2,690	2,709,589
State of Ohio (GO) Series B
5.000%, 08/01/25	2,105	2,105,000
5.000%, 09/01/27	1,115	1,173,595
5.000%, 09/15/27	3,985	4,198,146
State of Ohio (GO) Series V
5.000%, 05/01/34	2,000	2,094,609
State of Ohio (GO) Series X
5.000%, 05/01/29	665	724,645
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,585	1,636,695
TOTAL OHIO		49,987,879
OKLAHOMA — (0.2%)
City of Bixby (GO) Series A
4.000%, 06/01/26	790	798,932
4.000%, 06/01/28	1,790	1,857,059
TOTAL OKLAHOMA		2,655,991
OREGON — (1.1%)
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/27	780	812,816
	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas Community College District (GO) (SCH BD GTY)
5.000%, 06/15/28	500	$535,424
County of Washington (GO)
5.000%, 06/01/27	4,110	4,298,120
5.000%, 06/01/28	3,755	4,022,939
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	970	1,014,448
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	2,205	2,252,644
¤ 5.000%, 06/15/36 (Pre-refunded @ $100, 6/15/26)	1,065	1,088,011
Portland Community College District (GO)
5.000%, 06/15/27	1,375	1,398,828
State of Oregon (GO) Series A
5.000%, 05/01/27	695	725,430
State of Oregon (GO) Series F
5.000%, 05/01/29	1,075	1,093,037
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/26	1,930	1,992,822
TOTAL OREGON		19,234,519
PENNSYLVANIA — (0.7%)
County of Chester (GO) Series A
4.000%, 07/15/28	5,330	5,405,498
County of Montgomery (GO)
5.000%, 07/01/28	5,925	6,354,436
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/31	685	696,323
TOTAL PENNSYLVANIA		12,456,257

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
RHODE ISLAND — (0.2%)
State of Rhode Island (GO) Series A
5.000%, 04/01/27	1,145	$1,191,964
State of Rhode Island (GO) Series C
5.000%, 08/01/27	2,425	2,544,177
TOTAL RHODE ISLAND		3,736,141
SOUTH CAROLINA — (1.0%)
Aiken County Consolidated School District (GO)
5.000%, 04/01/26	3,520	3,575,943
5.000%, 04/01/27	2,800	2,916,715
Beaufort County School District (GO) Series A
5.000%, 03/02/26	4,000	4,057,178
Beaufort County School District (GO) Series B
5.000%, 03/01/28	3,000	3,192,212
Charleston County School District (GO) Series A
5.000%, 02/01/27	1,670	1,733,148
County of Beaufort (GO) (ST AID WITHHLDG)
5.000%, 03/01/26	1,475	1,496,497
TOTAL SOUTH CAROLINA		16,971,693
TENNESSEE — (2.1%)
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/27	885	926,307
City of Memphis (GO) Series A
5.000%, 10/01/25	915	918,672
5.000%, 04/01/26	1,310	1,331,695
City of Pigeon Forge (GO) Series B
5.000%, 06/01/27	1,805	1,884,531
City of Sevierville (GO)
5.000%, 06/01/29	3,135	3,415,669
County of Knox (GO) Series C
5.000%, 06/01/26	125	127,634
County of Rutherford (GO)
5.000%, 04/01/26	3,570	3,629,598
County of Rutherford (GO) Series A
5.000%, 04/01/26	2,115	2,150,308
County of Rutherford (GO) Series B
5.000%, 04/01/27	1,735	1,806,164
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
County of Washington (GO) Series A
4.000%, 06/01/26	1,805	$1,826,156
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/26	5,390	5,445,624
Metropolitan Government of Nashville & Davidson County (GO) Series A
4.000%, 01/01/26	4,000	4,024,818
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/27	390	408,727
State of Tennessee (GO) Series A
5.000%, 08/01/27	2,510	2,514,595
5.000%, 09/01/27	1,900	2,001,531
State of Tennessee (GO) Series B
5.000%, 08/01/30	3,440	3,516,102
TOTAL TENNESSEE		35,928,131
TEXAS — (18.8%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	775	802,720
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,000	1,014,711
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	535	535,000
5.000%, 08/01/26	2,400	2,461,144
Birdville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,395	1,449,402
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/25	2,340	2,342,154
5.000%, 08/15/26	9,870	10,125,723
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/27	470	493,429
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/25	13,090	13,102,049

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Anna (GO)
4.000%, 02/15/28	1,350	$1,389,930
City of Arlington (GO)
5.000%, 08/15/25	1,175	1,176,055
City of Austin (GO)
5.000%, 09/01/25	5,845	5,856,511
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/32	530	541,150
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	1,285	1,293,778
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/27	1,220	1,287,640
5.000%, 11/15/31	940	962,481
City of Carrollton (GO)
5.000%, 08/15/25	1,390	1,391,243
5.000%, 08/15/26	1,420	1,455,805
City of Cedar Park (GO)
5.000%, 02/15/26	680	688,719
City of College Station (GO)
5.000%, 02/15/28	530	561,522
City of Corpus Christi (GO) Series A
5.000%, 03/01/26	1,960	1,988,832
City of Dallas (GO) Series A
5.000%, 08/15/25	3,425	3,427,993
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/26	1,275	1,312,886
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/28	1,350	1,354,658
City of Denton (GO)
5.000%, 02/15/28	2,095	2,219,072
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	930	942,594
5.000%, 03/01/27	650	674,328
City of Fort Worth (GO)
5.000%, 03/01/27	5,270	5,452,273
5.000%, 03/01/28	5,015	5,320,772
City of Frisco (GO)
5.000%, 02/15/26	1,500	1,520,284
City of Georgetown (GO)
5.000%, 08/15/25	2,050	2,051,873
City of Houston (GO) Series A
5.000%, 03/01/27	5,670	5,899,280
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Irving (GO)
5.000%, 09/15/27	5,075	$5,337,820
City of Leander (GO) Series A
5.000%, 08/15/25	1,355	1,356,233
City of Lewisville (GO)
5.000%, 02/15/27	800	829,474
5.000%, 02/15/28	745	788,367
City of Lewisville Waterworks & Sewer System Revenue (RB)
4.000%, 02/15/27	1,120	1,144,468
City of McKinney (GO)
5.000%, 08/15/25	3,305	3,308,033
City of Pflugerville (GO)
5.000%, 08/01/26	1,190	1,217,582
City of Plano (GO)
5.000%, 09/01/27	1,535	1,612,466
5.000%, 09/01/28	2,680	2,876,216
City of Richardson (GO)
5.000%, 02/15/27	1,750	1,818,786
5.000%, 02/15/28	2,000	2,116,423
City of San Angelo (GO)
3.000%, 02/15/28	1,165	1,173,089
City of San Antonio (GO)
5.000%, 02/01/26	3,175	3,214,632
5.000%, 02/01/27	1,005	1,042,146
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/26	3,355	3,398,389
4.000%, 02/01/27	1,885	1,928,203
4.000%, 02/01/28	1,450	1,466,980
4.000%, 02/01/36	2,775	2,759,591
City of Temple (GO)
5.000%, 08/01/27	575	602,147
City of Temple (GO) Series A
5.000%, 08/01/28	185	197,611
City of Temple (GO) Series B
5.000%, 08/01/27	205	214,678
5.000%, 08/01/28	165	176,247
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/32	1,025	1,036,172
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	8,827,783
5.000%, 02/15/29	895	969,748
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	1,515	1,623,170

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
County of Collin (GO)
5.000%, 02/15/27	1,000	$1,037,435
5.000%, 02/15/28	1,000	1,060,929
County of Denton (GO)
5.000%, 07/15/27	215	225,298
5.000%, 07/15/28	500	534,779
County of Harris (GO)
5.000%, 10/01/25	810	813,351
County of Harris (GO) Series A
5.000%, 09/15/25	485	486,472
5.000%, 10/01/25	1,495	1,501,185
5.000%, 10/01/30	2,330	2,337,015
County of Tarrant (GO)
5.000%, 07/15/28	610	653,691
5.000%, 07/15/29	365	398,444
County of Travis (GO)
5.000%, 03/01/28	16,330	17,346,729
County of Travis (GO) Series A
5.000%, 03/01/26	1,500	1,522,153
County of Williamson (GO)
5.000%, 02/15/27	8,855	9,198,964
4.000%, 02/15/36	2,915	2,885,944
Crowley Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,040	1,040,000
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	2,880	2,902,739
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	580	602,887
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,135	1,136,024
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,295	1,296,168
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	1,850	1,942,718
5.000%, 08/15/28	1,000	1,073,219
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,020	1,059,149
4.000%, 02/15/28	2,045	2,114,696
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/28	1,565	$1,662,889
Frisco Independent School District (GO) Series A
5.000%, 02/15/28	1,075	1,139,482
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/26	375	379,512
5.000%, 02/01/27	265	274,755
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	2,010	2,013,812
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,015	3,134,904
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/28	2,000	2,025,016
Harris County Flood Control District (GO) Series A
5.000%, 10/01/25	535	536,996
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,155	1,170,806
5.000%, 02/15/27	1,310	1,359,473
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,915	1,941,206
Houston Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/27	1,780	1,847,223
5.000%, 02/15/28	1,000	1,061,787
Humble Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	4,000	4,154,143
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/28	150	160,544
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	375	406,717

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Klein Independent School District (GO) (PSF-GTD)
5.000%, 08/01/36	1,925	$1,950,991
Leander Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	770	807,179
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	600	629,704
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	2,255	2,313,500
Lone Star College System (GO) Series A
5.000%, 02/15/26	7,515	7,616,494
Mansfield Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/39	2,880	2,913,311
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	8,575	8,693,271
New Caney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,600	2,633,757
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/27	1,025	1,077,369
5.000%, 09/01/31	2,300	2,349,131
5.000%, 09/01/35	3,385	3,391,250
Permanent University Fund - Texas A&M University System (RB) Series A
5.000%, 07/01/26	15,725	16,073,353
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/27	8,035	8,420,821
Pflugerville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,500	1,520,365
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	595	642,806
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	235	$243,803
5.000%, 02/15/30	2,500	2,530,328
5.000%, 02/15/31	2,000	2,022,551
Round Rock Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/26	4,125	4,229,265
San Antonio Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/28	2,045	2,189,772
Spring Branch Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	575	609,155
Spring Independent School District (GO) Series B
5.000%, 08/15/26	900	923,067
State of Texas (GO) Series A
5.000%, 10/01/25	1,190	1,194,856
5.000%, 10/01/26	4,930	4,956,632
5.000%, 04/01/27	1,480	1,503,760
5.000%, 10/01/31	3,775	3,947,270
State of Texas (GO) Series B
5.000%, 10/01/29	1,535	1,614,023
5.000%, 10/01/31	3,260	3,408,768
State of Texas (GO) Series C
5.000%, 08/01/27	420	440,221
Tarrant County College District (GO)
5.000%, 08/15/28	1,065	1,138,746
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	570	602,154
Texas Department of Transportation State Highway Fund (RB)
5.000%, 10/01/25	4,560	4,578,531
Texas Tech University System (RB) Series A
5.000%, 02/15/27	625	648,477
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	515	539,725
5.000%, 08/01/28	700	748,761

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	230	$232,722
5.000%, 02/01/27	700	725,348
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	325	341,288
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/26	890	912,626
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/32 (Pre-refunded @ $100, 8/15/25)	2,355	2,357,213
¤ 5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/25)	10,000	10,009,398
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/25)	2,495	2,497,345
TOTAL TEXAS		324,750,826
UTAH — (0.8%)
Alpine School District (GO) (SCH BD GTY)
4.000%, 03/15/31	1,590	1,614,320
Canyons School District (GO) (SCH BD GTY)
5.000%, 06/15/27	2,205	2,308,078
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,185,745
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/29	1,490	1,616,329
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/25	765	768,113
State of Utah (GO)
5.000%, 07/01/26	2,325	2,379,065
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/27	1,275	1,333,593
5.000%, 06/01/28	1,890	2,022,178
Utah Transit Authority (RB)
5.000%, 12/15/27	325	344,189
TOTAL UTAH		13,571,610
	Face Amount	Value†
	(000)
VERMONT — (0.1%)
State of Vermont (GO) Series A
5.000%, 08/15/27	1,270	$1,336,680
VIRGINIA — (1.8%)
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	1,954,157
City of Norfolk Water Revenue (RB)
5.000%, 11/01/25	7,940	7,988,326
City of Roanoke (GO) (ST AID WITHHLDG)
5.000%, 04/01/27	205	213,579
5.000%, 04/01/28	730	778,197
County of Arlington (GO)
5.000%, 08/15/27	7,925	8,337,851
County of Chesterfield (GO) (ST AID WITHHLDG) Series B
5.000%, 01/01/26	2,335	2,361,052
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/25	2,295	2,300,588
5.000%, 10/01/25	2,200	2,208,978
5.000%, 10/01/26	5,620	5,781,530
TOTAL VIRGINIA		31,924,258
WASHINGTON — (8.4%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	5,035	5,067,159
¤ 5.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	4,875	4,906,137
City of Seattle (GO)
5.000%, 06/01/27	5,240	5,485,619
4.000%, 12/01/34	1,165	1,165,113
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 05/01/27	685	715,632
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/27	1,670	1,732,477
5.000%, 07/01/28	6,170	6,608,185
City of Spokane (GO)
5.000%, 12/01/25	1,240	1,250,017

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/26	1,580	$1,632,021
County of King (GO)
5.000%, 12/01/25	1,625	1,638,291
County of King (GO) Series A
5.000%, 12/01/25	2,840	2,863,228
5.000%, 12/01/26	5,945	6,145,500
County of King (GO) Series B
5.000%, 12/01/25	1,455	1,466,900
County of King Sewer Revenue (RB) Series A
5.000%, 01/01/26	410	414,048
4.000%, 07/01/36	12,275	12,279,061
County of Spokane (GO)
5.000%, 12/01/26	4,115	4,250,485
Energy Northwest (RB) Series A
5.000%, 07/01/26	1,405	1,436,382
5.000%, 07/01/28	6,870	7,356,479
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/26	2,210	2,283,648
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/25	2,300	2,319,585
King County School District No. 414 Lake Washington (GO)
5.000%, 12/01/25	905	912,737
North Thurston Public Schools (GO) (SCH BD GTY)
5.000%, 12/01/27	2,240	2,364,940
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	1,215	1,224,488
Snohomish County Public Utility District No. 1 Electric System Revenue (RB) Series A
5.000%, 12/01/27	455	481,441
5.000%, 12/01/28	590	637,682
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
4.000%, 12/01/26	340	$346,674
5.000%, 12/01/29	3,030	3,329,648
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY)
5.000%, 12/01/25	2,830	2,853,907
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY) Series B
4.000%, 12/01/30	6,060	6,200,803
State of Washington (GO) Series D
5.000%, 02/01/35	1,095	1,103,082
State of Washington (GO) Series 2016-B
5.000%, 08/01/36	2,000	2,000,000
State of Washington (GO) Series 2017-A
5.000%, 08/01/26	1,790	1,835,366
State of Washington (GO) Series A
5.000%, 08/01/26	3,930	4,029,603
State of Washington (GO) Series A-1
5.000%, 08/01/26	1,795	1,795,000
State of Washington (GO) Series B
5.000%, 07/01/29	145	146,362
5.000%, 08/01/29	1,115	1,139,702
5.000%, 07/01/30	1,100	1,110,010
5.000%, 07/01/31	10,035	10,121,741
State of Washington (GO) Series C
5.000%, 06/01/38	2,000	2,014,848
State of Washington (GO) Series D
5.000%, 06/01/26	2,460	2,511,639
State of Washington (GO) Series R-2017A
5.000%, 08/01/26	1,090	1,117,625
State of Washington (GO) Series R-2018C
5.000%, 08/01/27	2,440	2,562,024
5.000%, 08/01/31	2,860	2,978,411
State of Washington (GO) Series R-2022C
4.000%, 07/01/27	4,315	4,441,054
State of Washington (GO) Series R-2024C
5.000%, 08/01/25	5,605	5,605,000

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series R-2025A
4.000%, 07/01/26	3,035	$3,077,960
State of Washington (GO) Series R-2025B
5.000%, 07/01/27	3,750	3,929,346
State of Washington (GO) Series R-2025C
5.000%, 07/01/27	3,955	4,144,151
TOTAL WASHINGTON		145,031,211
WEST VIRGINIA — (0.1%)
State of West Virginia (GO) Series B
5.000%, 06/01/33	1,605	1,685,621
WISCONSIN — (1.2%)
City of Madison (GO) Series B
5.000%, 10/01/25	3,760	3,775,280
Germantown School District (GO) Series A
5.000%, 04/01/27	2,215	2,310,247
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/27	995	$1,048,206
State of Wisconsin (GO) Series 1
5.000%, 05/01/26	5,040	5,137,202
State of Wisconsin (GO) Series 2
5.000%, 11/01/26	4,355	4,496,257
State of Wisconsin (GO) Series B
5.000%, 05/01/26	4,140	4,219,844
TOTAL WISCONSIN		20,987,036
TOTAL MUNICIPAL BONDS (Cost $1,724,794,084)		1,727,884,966
TOTAL INVESTMENTS — (100.0%)
(Cost $1,724,794,084)^^		$1,727,884,966
As of July 31, 2025, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.272%	Fixed	CPI	Maturity	USD	15,000,000	11/15/26	—	—	$661,456	$661,456
Bank of America Corp.	3.232%	Fixed	CPI	Maturity	USD	17,000,000	12/01/25	—	—	831,991	831,991
Bank of America Corp.	3.150%	Fixed	CPI	Maturity	USD	20,000,000	11/23/27	—	—	858,848	858,848
Bank of America Corp.	3.063%	Fixed	CPI	Maturity	USD	9,000,000	11/08/26	—	—	500,922	500,922
Bank of America Corp.	3.050%	Fixed	CPI	Maturity	USD	16,000,000	02/15/26	—	—	664,005	664,005
Bank of America Corp.	3.015%	Fixed	CPI	Maturity	USD	14,000,000	01/11/26	—	—	676,072	676,072
Bank of America Corp.	2.975%	Fixed	CPI	Maturity	USD	8,000,000	10/25/29	—	—	344,260	344,260
Bank of America Corp.	2.966%	Fixed	CPI	Maturity	USD	31,000,000	12/13/26	—	—	1,742,216	1,742,216
Bank of America Corp.	2.956%	Fixed	CPI	Maturity	USD	17,000,000	01/14/27	—	—	823,455	823,455
Bank of America Corp.	2.955%	Fixed	CPI	Maturity	USD	8,000,000	11/02/28	—	—	404,365	404,365
Bank of America Corp.	2.929%	Fixed	CPI	Maturity	USD	23,000,000	02/02/27	—	—	1,055,883	1,055,883
Bank of America Corp.	2.920%	Fixed	CPI	Maturity	USD	19,000,000	12/30/26	—	—	1,018,257	1,018,257
Bank of America Corp.	2.909%	Fixed	CPI	Maturity	USD	23,000,000	12/03/26	—	—	1,431,180	1,431,180
Bank of America Corp.	2.874%	Fixed	CPI	Maturity	USD	18,000,000	10/14/26	—	—	1,194,594	1,194,594

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.860%	Fixed	CPI	Maturity	USD	9,000,000	12/17/26	—	—	$545,721	$545,721
Bank of America Corp.	2.826%	Fixed	CPI	Maturity	USD	13,000,000	01/25/27	—	—	688,808	688,808
Bank of America Corp.	2.817%	Fixed	CPI	Maturity	USD	10,000,000	05/19/26	—	—	964,115	964,115
Bank of America Corp.	2.746%	Fixed	CPI	Maturity	USD	12,000,000	08/13/26	—	—	994,603	994,603
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	12,000,000	07/29/26	—	—	1,047,881	1,047,881
Bank of America Corp.	2.719%	Fixed	CPI	Maturity	USD	66,000,000	01/23/26	—	—	306,727	306,727
Bank of America Corp.	2.717%	Fixed	CPI	Maturity	USD	8,000,000	05/25/26	—	—	810,190	810,190
Bank of America Corp.	2.679%	Fixed	CPI	Maturity	USD	13,000,000	07/19/26	—	—	1,203,423	1,203,423
Bank of America Corp.	2.659%	Fixed	CPI	Maturity	USD	31,000,000	06/02/28	—	—	95,869	95,869
Bank of America Corp.	2.585%	Fixed	CPI	Maturity	USD	31,000,000	06/17/28	—	—	176,462	176,462
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	10,000,000	06/10/29	—	—	1,021,237	1,021,237
Bank of America Corp.	2.545%	Fixed	CPI	Maturity	USD	8,000,000	07/01/28	—	—	808,799	808,799
Bank of America Corp.	2.498%	Fixed	CPI	Maturity	USD	10,000,000	06/24/29	—	—	1,041,013	1,041,013
Bank of America Corp.	2.490%	Fixed	CPI	Maturity	USD	9,000,000	06/16/31	—	—	926,248	926,248
Bank of America Corp.	2.490%	Fixed	CPI	Maturity	USD	17,000,000	06/30/31	—	—	1,707,291	1,707,291
Bank of America Corp.	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	2,007,967	2,007,967
Bank of America Corp.	2.350%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	1,592,824	1,592,824
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	1,595,849	1,595,849
Bank of America Corp.	2.244%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	1,903,155	1,903,155
Bank of America Corp.	2.187%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	2,440,729	2,440,729
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	1,586,073	1,586,073
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	2,035,187	2,035,187
Bank of America Corp.	2.070%	Fixed	CPI	Maturity	USD	37,000,000	09/27/25	—	—	254,918	254,918
Citibank, N.A.	2.781%	Fixed	CPI	Maturity	USD	48,000,000	11/22/25	—	—	150,944	150,944
Citibank, N.A.	2.772%	Fixed	CPI	Maturity	USD	42,000,000	02/25/27	—	—	153,722	153,722
Citibank, N.A.	2.736%	Fixed	CPI	Maturity	USD	30,000,000	06/30/27	—	—	122,531	122,531
Citibank, N.A.	2.734%	Fixed	CPI	Maturity	USD	70,000,000	01/15/26	—	—	304,617	304,617
Citibank, N.A.	2.721%	Fixed	CPI	Maturity	USD	30,000,000	03/07/27	—	—	123,751	123,751
Citibank, N.A.	2.617%	Fixed	CPI	Maturity	USD	46,000,000	01/10/26	—	—	248,778	248,778
Citibank, N.A.	2.610%	Fixed	CPI	Maturity	USD	41,000,000	12/20/25	—	—	216,709	216,709
Citibank, N.A.	2.554%	Fixed	CPI	Maturity	USD	69,000,000	11/14/25	—	—	328,523	328,523
Citibank, N.A.	2.539%	Fixed	CPI	Maturity	USD	34,000,000	12/27/25	—	—	204,866	204,866
Citibank, N.A.	2.368%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	1,126,121	1,126,121
Citibank, N.A.	2.313%	Fixed	CPI	Maturity	USD	28,000,000	10/09/25	—	—	139,944	139,944
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	2,426,606	2,426,606
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	1,589,573	1,589,573
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	52,000,000	10/04/25	—	—	360,694	360,694
Citibank, N.A.	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	2,433,996	2,433,996
Citibank, N.A.	2.030%	Fixed	CPI	Maturity	USD	34,000,000	10/02/25	—	—	249,512	249,512
Citibank, N.A.	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	1,785,380	1,785,380
Morgan Stanley and Co. International	3.550%	Fixed	CPI	Maturity	USD	10,000,000	03/04/26	—	—	179,801	179,801
Morgan Stanley and Co. International	3.090%	Fixed	CPI	Maturity	USD	11,000,000	02/25/27	—	—	374,815	374,815

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	2.865%	Fixed	CPI	Maturity	USD	27,000,000	02/13/26	—	—	$94,696	$94,696
Morgan Stanley and Co. International	2.847%	Fixed	CPI	Maturity	USD	51,000,000	07/18/26	—	—	1,114,331	1,114,331
Morgan Stanley and Co. International	2.709%	Fixed	CPI	Maturity	USD	44,000,000	05/29/28	—	—	69,294	69,294
Morgan Stanley and Co. International	2.648%	Fixed	CPI	Maturity	USD	29,000,000	05/09/28	—	—	51,424	51,424
Morgan Stanley and Co. International	2.323%	Fixed	CPI	Maturity	USD	31,000,000	10/17/25	—	—	168,243	168,243
Morgan Stanley and Co. International	2.316%	Fixed	CPI	Maturity	USD	47,000,000	10/22/25	—	—	273,596	273,596
Morgan Stanley and Co. International	1.914%	Fixed	CPI	Maturity	USD	26,000,000	08/14/25	—	—	148,660	148,660
Morgan Stanley and Co. International	1.820%	Fixed	CPI	Maturity	USD	33,000,000	08/23/25	—	—	260,460	260,460
Morgan Stanley and Co. International	1.780%	Fixed	CPI	Maturity	USD	37,000,000	09/11/25	—	—	337,080	337,080
Total Appreciation										$53,001,260	$53,001,260
Bank of America Corp.	2.734%	Fixed	CPI	Maturity	USD	78,000,000	04/07/28	—	—	(94,847)	(94,847)
Morgan Stanley and Co. International	2.857%	Fixed	CPI	Maturity	USD	51,000,000	07/21/28	—	—	(93,224)	(93,224)
Morgan Stanley and Co. International	2.844%	Fixed	CPI	Maturity	USD	33,000,000	08/01/28	—	—	(40,410)	(40,410)
Total (Depreciation)										$(228,481)	$(228,481)
Total Appreciation (Depreciation)										$52,772,779	$52,772,779
*
As of July 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $55,756,736 in connection with open inflation swap contracts.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,727,884,966	—	$1,727,884,966
Total Investments in Securities	—	$1,727,884,966	—	$1,727,884,966

DFA Municipal Real Return Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Swap Agreements**	—	$53,001,260	—	$53,001,260
Liabilities
Swap Agreements**	—	(228,481)	—	(228,481)
Total Financial Instruments	—	$52,772,779	—	$52,772,779
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.8%)
ALASKA — (0.1%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	315	$329,314
ARIZONA — (0.8%)
City of Glendale Water & Sewer Revenue (RB)
5.000%, 07/01/26	635	649,377
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	470	472,417
Maricopa County High School District No. 214 Tolleson Union High School (GO) Series B
5.000%, 07/01/38	150	161,971
Maricopa County Unified School District No. 80 Chandler (GO) Series C
5.000%, 07/01/38	400	433,344
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/38	350	374,251
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/31	1,060	1,091,777
Salt River Project Agricultural Improvement & Power District (RB) Series B
5.000%, 01/01/37	500	558,043
TOTAL ARIZONA		3,741,180
CALIFORNIA — (3.0%)
State of California (GO)
3.500%, 08/01/27	5,000	5,100,357
5.000%, 08/01/27	270	284,033
5.000%, 04/01/29	1,000	1,092,448
4.000%, 09/01/32	1,000	1,005,839
5.000%, 08/01/35	2,000	2,031,208
4.000%, 09/01/35	1,820	1,820,120
5.000%, 09/01/35	600	610,036
4.000%, 10/01/36	1,000	1,000,255
State of California (GO) (BAM)
5.000%, 09/01/35	445	452,443
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series AY
4.000%, 05/15/35	575	$575,270
TOTAL CALIFORNIA		13,972,009
COLORADO — (1.7%)
Adams & Arapahoe Counties Joint School District 28J Aurora (GO) (ST AID WITHHLDG)
5.500%, 12/01/25	1,000	1,009,825
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.250%, 12/15/39	800	874,864
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/26	350	359,414
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/37	200	217,316
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	200	206,719
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	320	322,617
5.000%, 12/01/36	1,090	1,144,591
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
5.000%, 12/01/29	680	746,077
Weld County School District No. RE-7 Platte Valley (GO) (ST AID WITHHLDG)
5.000%, 12/01/38	2,500	2,728,734
TOTAL COLORADO		7,610,157
CONNECTICUT — (0.4%)
City of Danbury (GO)
4.000%, 02/23/26	2,000	2,014,504

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
DISTRICT OF COLUMBIA — (0.1%)
District of Columbia (GO) Series B
5.000%, 06/01/27	550	$575,041
FLORIDA — (9.2%)
City of Fort Lauderdale (GO) Series A
5.000%, 07/01/27	495	519,054
5.000%, 07/01/28	435	466,289
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/38	100	107,181
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	115	123,258
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/31	1,095	1,142,031
City of Lakeland Department of Electric Utilities (RB)
5.000%, 10/01/25	1,010	1,013,933
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/26	255	262,359
5.000%, 10/01/27	120	126,420
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/38	1,500	1,617,298
County of Miami-Dade (GO) Series 2016-A
5.000%, 07/01/28	10,385	11,122,877
County of Miami-Dade (GO) Series A
5.000%, 07/01/26	255	260,930
County of Orange Water Utility System Revenue (RB)
5.000%, 10/01/25	3,315	3,328,472
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,000	1,001,932
Hillsborough County School Board (COP)
5.000%, 07/01/30	65	68,993
JEA Water & Sewer System Revenue (RB) Series A
5.000%, 10/01/38	125	133,332
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/31	4,290	$4,344,972
5.000%, 10/01/36	290	319,668
5.000%, 10/01/39	200	214,983
Orlando Utilities Commission (RB) Series B
5.000%, 10/01/38	1,000	1,084,598
School District of Broward County (RN)
4.000%, 06/25/26	4,750	4,809,062
School District of Broward County (GO) (AG)
5.000%, 07/01/26	1,260	1,287,335
State of Florida (GO) Series A
5.000%, 06/01/29	1,255	1,306,955
State of Florida (GO) Series B
5.000%, 06/01/29	2,523	2,758,651
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
4.000%, 07/01/35	2,034	2,043,314
4.000%, 07/01/36	1,894	1,899,956
Tampa Bay Water (RB)
5.000%, 10/01/26	980	1,008,053
TOTAL FLORIDA		42,371,906
GEORGIA — (1.1%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	1,025	1,033,338
Effingham County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/39	500	542,629
Gwinnett County School District (GO)
4.000%, 02/01/37	2,185	2,200,152
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	1,080	1,082,132
TOTAL GEORGIA		4,858,251

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
HAWAII — (2.1%)
County of Hawaii (GO) Series D
4.000%, 09/01/27	1,100	$1,124,039
County of Maui (GO)
5.000%, 03/01/26	200	202,860
State of Hawaii (GO) Series EY
5.000%, 10/01/27	3,220	3,230,960
State of Hawaii (GO) Series FE
5.000%, 10/01/25	1,010	1,014,070
State of Hawaii (GO) Series FH
4.000%, 10/01/30	4,000	4,036,559
TOTAL HAWAII		9,608,488
ILLINOIS — (0.6%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	2,000	2,015,463
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/25	600	603,195
TOTAL ILLINOIS		2,618,658
IOWA — (0.7%)
City of Des Moines (GO) Series A
4.000%, 06/01/39	2,610	2,556,623
City of Sioux City (GO) Series A
3.000%, 06/01/26	155	155,217
City of Urbandale (GO) Series A
5.000%, 06/01/26	605	616,942
TOTAL IOWA		3,328,782
KANSAS — (1.2%)
City of Leawood (GO) Series A
4.000%, 09/01/26	1,135	1,153,360
City of Merriam (GO)
5.000%, 10/01/25	800	803,115
City of Olathe (GO) Series A
5.000%, 09/01/26	2,000	2,047,936
	Face Amount	Value†
	(000)
KANSAS — (Continued)
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	$231,441
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/26	1,080	1,109,995
TOTAL KANSAS		5,345,847
MAINE — (0.2%)
Maine Turnpike Authority (RB)
5.000%, 07/01/27	415	434,768
State of Maine (GO) Series B
4.000%, 06/01/26	515	521,634
TOTAL MAINE		956,402
MARYLAND — (7.5%)
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,085	2,202,147
County of Anne Arundel (GO)
5.000%, 10/01/25	660	662,548
County of Baltimore (GO)
5.000%, 03/01/28	1,335	1,422,302
County of Charles (GO)
5.000%, 10/01/38	620	670,740
County of Frederick (GO) Series A
4.000%, 04/01/39	5,000	4,950,954
County of Harford (GO)
4.000%, 10/01/39	1,605	1,576,908
County of Harford (GO) Series B
5.000%, 01/15/29	1,020	1,107,649
County of Howard (GO) Series A
5.000%, 08/15/29	840	922,708
5.000%, 08/15/36	1,525	1,682,392
County of Prince George's (GO) Series A
5.000%, 08/01/26	1,030	1,055,384
5.000%, 07/15/29	3,660	4,012,868
County of Wicomico (GO) Series A
5.000%, 12/01/25	905	912,636

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Maryland Stadium Authority (RB) (ST INTERCEPT) Series A
¤ 5.000%, 05/01/47 (Pre-refunded @ $100, 5/1/28)	1,715	$1,831,528
State of Maryland (GO) Series 2ND
5.000%, 08/01/27	730	767,045
State of Maryland (GO) Series A
5.000%, 06/01/37	4,490	4,829,975
State of Maryland (GO) Series B
5.000%, 08/01/27	1,705	1,791,523
State of Maryland (GO) Series C
4.000%, 03/01/29	3,045	3,199,498
State of Maryland Department of Transportation (RB)
5.000%, 10/01/29	1,000	1,026,539
TOTAL MARYLAND		34,625,344
MASSACHUSETTS — (2.9%)
City of Quincy (GO)
5.000%, 07/24/26	1,486	1,521,442
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 03/01/29	1,000	1,088,382
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/38	220	236,104
Commonwealth of Massachusetts (GO) Series B
5.000%, 05/01/39	500	535,676
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/38	2,000	2,160,547
Commonwealth of Massachusetts (GO) Series D
4.000%, 05/01/39	935	909,503
Town of Norwood (GO)
5.000%, 03/15/29	340	372,799
Town of Westborough (GO)
4.000%, 03/27/26	4,000	4,033,810
Town of Winchester (GO)
4.000%, 07/17/26	666	675,509
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Town of Winchester (GO) Series B
4.000%, 03/26/26	2,000	$2,018,147
TOTAL MASSACHUSETTS		13,551,919
MICHIGAN — (0.5%)
Michigan State University (RB) Series A
5.000%, 08/15/38	500	539,654
Troy School District (GO) (Q-SBLF)
5.000%, 05/01/29	1,505	1,638,860
TOTAL MICHIGAN		2,178,514
MINNESOTA — (1.9%)
City of Burnsville (GO) Series A
5.000%, 12/20/26	405	419,076
City of St. Paul (GO) Series A
5.000%, 09/01/29	1,040	1,142,814
Eastern Carver County Schools Independent School District No. 112 (GO) (SD CRED PROG) Series A
4.000%, 02/01/38	2,170	2,134,429
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/39	1,120	1,206,417
South St. Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	1,905	2,066,592
State of Minnesota (GO) Series A
5.000%, 09/01/29	1,500	1,647,064
TOTAL MINNESOTA		8,616,392
MISSOURI — (1.1%)
St. Louis County Reorganized School District No. R-6 (GO)
¤ 5.000%, 02/01/26 (Pre-refunded @ $100, 2/1/26)	2,135	2,159,576
5.000%, 02/01/26	2,955	2,991,100
TOTAL MISSOURI		5,150,676

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEBRASKA — (1.5%)
City of Omaha (GO)
5.000%, 04/15/28	285	$304,085
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/28	1,140	1,231,795
Omaha Public Power District (RB) Series A
5.000%, 02/01/33	1,155	1,198,823
Omaha School District (GO)
5.000%, 12/15/25	2,500	2,522,407
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/25	600	602,825
Sarpy County School District No. 1 (GO)
¤ 5.000%, 12/15/33 (Pre-refunded @ $100, 12/15/27)	1,160	1,227,097
TOTAL NEBRASKA		7,087,032
NEVADA — (1.0%)
Washoe County School District (GO) Series A
5.000%, 10/01/29	1,125	1,233,150
Washoe County School District (GO) Series B
5.000%, 04/01/29	3,010	3,270,297
TOTAL NEVADA		4,503,447
NEW JERSEY — (2.5%)
City of Summit (GO)
4.000%, 07/16/26	470	476,287
County of Hudson (GO)
4.000%, 02/26/26	4,000	4,029,913
County of Union (GO)
4.000%, 06/12/26	3,000	3,035,548
Essex County Improvement Authority (RN)
5.000%, 03/17/26	475	481,989
Hudson County Improvement Authority (RN) Series B
4.000%, 06/24/26	945	955,553
Princeton (GO)
2.000%, 12/15/25	1,815	1,806,979
Township of Montville (GO)
3.000%, 10/01/25	500	500,135
TOTAL NEW JERSEY		11,286,404
	Face Amount	Value†
	(000)
NEW MEXICO — (1.3%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/34	1,950	$2,086,601
City of Albuquerque (GO) Series A
4.000%, 07/01/38	1,245	1,240,921
City of Albuquerque (GO) Series B
5.000%, 07/01/26	200	204,510
State of New Mexico (GO)
5.000%, 03/01/26	1,200	1,217,700
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	1,095	1,149,052
TOTAL NEW MEXICO		5,898,784
NEW YORK — (6.8%)
City of New York (GO) Series A
5.000%, 08/01/25	1,700	1,700,000
City of New York (GO) Series A-1
5.000%, 09/01/27	405	426,040
City of New York (GO) Series B-1
5.000%, 12/01/34	380	387,302
City of New York (GO) Series C
4.000%, 08/01/39	2,500	2,364,980
City of New York (GO) Series E
5.000%, 08/01/39	2,000	2,117,113
City of New York (GO) Series E-5
2.750%, 03/01/48	485	485,000
City of New York (GO) Series F-1
5.000%, 08/01/36	1,225	1,323,897
City of New York (GO) Series F-5
2.800%, 06/01/44	1,490	1,490,000
City of Rochester (GO) Series II
4.000%, 07/30/26	1,000	1,014,332
Corning City School District (GO) Series A
4.000%, 06/18/26	1,000	1,013,049
Empire State Development Corp. (RB) Series E
4.000%, 03/15/34	500	504,155

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	$1,529,616
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/33	2,200	2,323,940
4.000%, 03/15/37	1,435	1,418,285
New York State Dormitory Authority (RB) Series D
4.000%, 02/15/38	1,425	1,393,187
4.000%, 02/15/39	4,240	4,059,582
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/29	3,000	3,264,526
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	295	319,892
Triborough Bridge & Tunnel Authority (RB) Series A-1
5.000%, 11/15/38	4,000	4,324,393
TOTAL NEW YORK		31,459,289
NORTH CAROLINA — (0.5%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/26	2,000	2,047,059
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	100	109,670
County of Durham (GO)
5.000%, 06/01/37	210	230,586
TOTAL NORTH CAROLINA		2,387,315
OHIO — (1.5%)
City of Columbus (GO) Series A
5.000%, 04/01/29	2,030	2,212,991
State of Ohio (GO) Series A
5.000%, 03/01/28	610	649,399
5.000%, 06/15/30	1,460	1,618,699
State of Ohio (GO) Series C
5.000%, 08/01/28	2,120	2,277,842
TOTAL OHIO		6,758,931
	Face Amount	Value†
	(000)
OKLAHOMA — (1.0%)
City of Tulsa (GO)
5.000%, 03/01/26	2,780	$2,820,192
Oklahoma City Water Utilities Trust (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/26)	1,885	1,926,219
TOTAL OKLAHOMA		4,746,411
OREGON — (2.0%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/39	250	259,113
City of Eugene Electric Utility System Revenue (RB)
5.000%, 08/01/38	265	288,335
County of Multnomah (GO) Series A
5.000%, 06/15/29	265	289,344
County of Washington (GO)
5.000%, 06/01/28	1,375	1,473,114
Multnomah County School District No. 1J Portland (GO) (SCH BD GTY)
5.000%, 06/15/29	4,010	4,381,474
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	150	150,296
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	2,010	2,192,256
TOTAL OREGON		9,033,932
PENNSYLVANIA — (0.1%)
Township of Lower Merion (GO)
5.000%, 05/01/29	605	660,626
RHODE ISLAND — (0.5%)
State of Rhode Island (GO) Series B
5.000%, 08/01/29	2,135	2,232,873
SOUTH CAROLINA — (1.7%)
Beaufort County School District (GO) Series B
5.000%, 03/01/27	3,000	3,117,829

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Charleston County School District (GO) Series A
5.000%, 02/01/26	1,200	$1,216,342
County of Spartanburg (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/26	1,500	1,501,984
Richland County School District No. 2 (GO) Series A
5.000%, 03/01/27	855	888,852
5.000%, 03/01/38	1,000	1,070,915
TOTAL SOUTH CAROLINA		7,795,922
TENNESSEE — (3.8%)
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/26	865	885,115
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,000	3,261,628
City of Memphis (GO)
5.000%, 05/01/26	1,020	1,039,058
County of Knox (GO)
4.000%, 06/01/38	1,000	986,174
County of Shelby (GO) Series B
4.000%, 04/01/37	1,400	1,388,123
4.000%, 04/01/39	1,025	999,109
County of Sumner (GO)
5.000%, 06/01/26	1,500	1,530,986
County of Williamson (GO)
5.000%, 04/01/29	3,620	3,933,048
Johnson City Energy Authority (RB)
5.000%, 05/01/28	1,000	1,042,015
Metropolitan Government of Nashville & Davidson County (GO)
4.000%, 07/01/37	2,000	1,972,716
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/26	155	158,533
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	350	366,806
TOTAL TENNESSEE		17,563,311
	Face Amount	Value†
	(000)
TEXAS — (24.7%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/40	315	$332,491
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	215	231,276
Austin Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	210	210,000
Azle Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	500	535,074
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/27	125	131,231
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/25	3,055	3,057,812
Cedar Hill Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,000	1,078,007
5.000%, 02/15/39	1,450	1,548,674
City of Amarillo (GO)
4.000%, 02/15/26	1,685	1,698,372
City of Arlington (GO) Series A
5.000%, 08/15/37	1,000	1,089,432
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,025	1,045,688
City of Austin (GO)
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/26)	10	10,243
5.000%, 09/01/27	2,255	2,370,211
5.000%, 09/01/38	270	287,446
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/39	500	530,857
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/26	550	567,570
City of Bedford (GO)
5.000%, 02/01/38	1,180	1,249,094
City of Carrollton (GO)
5.000%, 08/15/25	1,420	1,421,269

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Cedar Park (GO)
5.000%, 02/15/33	1,825	$1,903,597
City of Celina (GO)
4.125%, 09/01/25	1,415	1,416,648
4.125%, 09/01/26	2,520	2,561,755
City of Dallas (GO) Series A
4.000%, 02/15/37	2,115	2,090,714
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
4.000%, 10/01/34	810	825,262
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/27	2,660	2,669,583
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/25	520	522,116
City of Denton (GO)
5.000%, 02/15/35	1,420	1,555,752
5.000%, 02/15/39	2,000	2,107,881
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/40	1,210	1,258,450
City of Fort Worth (GO)
5.000%, 03/01/28	2,090	2,117,880
5.000%, 03/01/37	1,000	1,061,386
City of Frisco (GO)
5.000%, 02/15/28	3,495	3,706,411
City of Houston (GO) Series A
5.000%, 03/01/26	1,035	1,050,709
City of Irving (GO)
5.000%, 09/15/25	1,820	1,825,095
City of Lewisville (GO)
5.000%, 02/15/37	2,415	2,594,383
City of Pflugerville (GO)
5.000%, 08/01/37	350	371,462
City of Plano (GO)
5.000%, 09/01/26	495	507,852
5.000%, 09/01/38	1,000	1,078,494
City of Richardson (GO)
5.000%, 02/15/39	750	791,382
City of San Antonio (GO)
4.000%, 08/01/36	1,985	2,005,021
City of San Antonio Electric & Gas Systems Revenue (RB) Series 2020
5.000%, 02/01/37	1,615	1,686,052
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/39	500	526,094
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,000	$1,012,939
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,010	1,023,658
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	1,370	1,471,360
County of Bexar (GO)
4.000%, 06/15/26	650	658,805
5.000%, 06/15/26	1,690	1,727,383
County of Collin (GO)
5.000%, 02/15/26	165	167,175
5.000%, 02/15/38	365	390,087
County of Harris (GO)
5.000%, 10/01/26	495	509,940
County of Harris (GO) Series A
5.000%, 10/01/30	710	712,138
5.000%, 09/15/38	1,400	1,509,497
County of Williamson (GO)
4.000%, 02/15/26	4,010	4,042,252
5.000%, 02/15/26	230	233,073
5.000%, 02/15/39	605	643,877
Dallas College (GO)
5.000%, 02/15/28	930	984,842
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	985	1,060,390
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	1,505	1,505,000
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	545	552,488
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	175	181,442
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,000	1,001,897
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/28	1,000	1,071,399

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/27	2,570	$2,697,755
Harris County Flood Control District (GO) Series A
5.000%, 10/01/26	785	806,493
Houston Independent School District (GO) (PSF-GTD) Series REF-A
5.000%, 02/15/39	525	571,537
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/38	750	807,133
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/29 (Pre-refunded @ $100, 8/15/27)	640	670,723
5.000%, 08/15/29	1,195	1,250,207
Lamar Consolidated Independent School District (GO)
5.000%, 02/15/29	2,060	2,224,705
5.000%, 02/15/30	870	953,425
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	125	128,243
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,025	1,093,454
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System (RB)
5.000%, 06/01/39	1,275	1,352,435
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/01/37	400	429,608
Permanent University Fund - Texas A&M University System (RB) Series A
5.000%, 07/01/26	2,010	2,054,527
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/38	500	539,473
	Face Amount	Value†
	(000)
TEXAS — (Continued)
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	880	$901,915
5.000%, 08/15/30	2,850	2,912,153
Spring Independent School District (GO)
5.000%, 08/15/29	1,500	1,631,344
State of Texas (GO) Series A
5.000%, 10/01/25	2,485	2,495,141
5.000%, 10/01/31	985	1,029,950
State of Texas (GO) Series B
5.000%, 08/01/25	350	350,000
State of Texas (GO) Series C
5.000%, 08/01/25	675	675,000
5.000%, 08/01/26	1,420	1,456,273
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/39	780	829,532
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/29	5,760	6,040,248
Texas Tech University System (RB) Series A
5.000%, 02/15/40	1,250	1,332,719
Texas Transportation Commission (GO)
5.000%, 04/01/38	1,010	1,087,372
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	325	328,846
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	375	402,457
Waxahachie Independent School District (GO) (PSF-GTD)
5.000%, 02/15/39	315	335,266
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/38	750	801,767
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	1,200	1,201,128
TOTAL TEXAS		113,479,197

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
UTAH — (1.8%)
Central Valley Water Reclamation Facility (RB)
5.000%, 03/01/39	2,000	$2,166,074
Central Valley Water Reclamation Facility (RB) Series C
4.000%, 03/01/38	3,280	3,229,301
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/38	125	132,577
Timpanogos Special Service District (RB)
5.000%, 06/01/39	750	811,829
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/37	1,645	1,791,001
Utah Transit Authority (RB)
5.000%, 12/15/26	225	232,710
TOTAL UTAH		8,363,492
VIRGINIA — (1.6%)
City of Lynchburg (GO)
5.000%, 08/01/28	1,935	2,080,231
City of Richmond (GO) Series A
5.000%, 09/01/37	1,000	1,091,508
County of Arlington (GO)
5.000%, 06/15/37	2,500	2,706,523
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/27	760	785,354
County of Loudoun (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	504,017
TOTAL VIRGINIA		7,167,633
WASHINGTON — (9.1%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/25	1,115	1,124,045
City of Bellevue (GO) Series A
4.000%, 12/01/25	285	286,364
City of Seattle (GO)
5.000%, 06/01/26	2,825	2,884,612
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 05/01/26	330	$336,348
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/26	410	415,487
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/26	1,155	1,178,131
County of King (GO)
5.000%, 12/01/35	4,000	4,434,192
County of King (GO) Series A
4.000%, 01/01/26	725	729,478
County of King (GO) Series B
5.000%, 12/01/37	1,045	1,139,552
County of King (GO) Series E
5.000%, 12/01/25	480	483,926
County of King Sewer Revenue (RB) Series A
4.000%, 07/01/39	2,485	2,378,531
County of King Sewer Revenue (RB) Series B
5.000%, 07/01/28	1,620	1,651,269
County of Spokane (GO)
5.000%, 12/01/28	1,365	1,474,405
Energy Northwest (RB) Series A
5.000%, 07/01/36	3,610	3,930,160
5.000%, 07/01/37	165	177,904
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	575	625,564
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series B
5.000%, 01/01/39	500	539,329
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,008,011
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	285	306,956
5.000%, 12/01/39	1,000	1,075,935

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	995	$1,028,291
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
4.000%, 12/01/25	1,425	1,432,488
State of Washington (GO) Series R-2023B
5.000%, 07/01/35	1,010	1,115,549
State of Washington (GO) Series A
5.000%, 08/01/36	1,000	1,072,137
State of Washington (GO) Series B
5.000%, 07/01/32	1,030	1,038,388
State of Washington (GO) Series C
5.000%, 02/01/34	2,610	2,631,715
5.000%, 02/01/37	2,155	2,310,547
State of Washington (GO) Series D
5.000%, 02/01/28	1,110	1,151,398
4.000%, 06/01/37	1,115	1,113,780
State of Washington (GO) Series R-2025B
5.000%, 07/01/27	1,750	1,833,695
State of Washington (GO) Series R-2025C
5.000%, 07/01/27	1,045	1,094,978
TOTAL WASHINGTON		42,003,165
WEST VIRGINIA — (0.5%)
State of West Virginia (GO) Series A
5.000%, 12/01/36	2,055	2,149,851
	Face Amount	Value†
	(000)
WISCONSIN — (2.8%)
Appleton Area School District (GO)
5.000%, 03/01/30	2,350	$2,569,468
City of Waukesha (GO) Series C
5.000%, 10/01/25	200	200,715
County of Dane (GO) Series B
5.000%, 06/01/37	2,000	2,186,048
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/25	3,255	3,268,062
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,295	1,414,067
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	555	598,227
State of Wisconsin (GO) Series B
5.000%, 05/01/37	2,370	2,542,437
TOTAL WISCONSIN		12,779,024
TOTAL MUNICIPAL BONDS (Cost $468,625,240)		458,810,023

	Shares
INVESTMENT COMPANIES — (0.2%)
BlackRock Liquidity Funds MuniCash (Cost $1,037,596)	1,037,493	1,037,596
TOTAL INVESTMENTS — (100.0%)
(Cost $469,662,836)^^		$459,847,619
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$458,810,023	—	$458,810,023
Investment Companies	$1,037,596	—	—	1,037,596
Total Investments in Securities	$1,037,596	$458,810,023	—	$459,847,619

World Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (63.3%)
U.S. Core Equity 1 Portfolio	15,580,781	$718,118,186
INTERNATIONAL EQUITIES — (36.7%)
International Core Equity 2 Portfolio	15,683,171	286,061,036
Emerging Markets Core Equity 2 Portfolio	4,900,635	130,356,888
TOTAL INTERNATIONAL EQUITIES		416,417,924
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $573,205,005)		$1,134,536,110
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.250% (Cost $338,543)	338,543	338,543
TOTAL INVESTMENTS — (100.0%) (Cost $573,543,548)^^		$1,134,874,653
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$1,134,536,110	—	—	$1,134,536,110
Temporary Cash Investments	338,543	—	—	338,543
Total Investments in Securities	$1,134,874,653	—	—	$1,134,874,653

DFA LTIP Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50	203,310	$115,910,972
0.125%, 02/15/51	217,213	116,135,581
0.125%, 02/15/52	222,154	116,040,062
1.500%, 02/15/53	63,787	49,595,863
TOTAL U.S. TREASURY OBLIGATIONS Cost ($563,914,829)		397,682,478
TOTAL INVESTMENTS — (100.0%)
(Cost $563,914,829)^^		$397,682,478
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$397,682,478	—	$397,682,478
Total Investments in Securities	—	$397,682,478	—	$397,682,478

U.S. Social Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (10.4%)
	Alphabet, Inc. (GOOG US), Class C	179,062	$34,533,897
	Alphabet, Inc. (GOOGL US), Class A	215,907	41,432,553
*	Altice USA, Inc., Class A	16,327	42,450
*	AMC Networks, Inc., Class A	3,200	19,168
*	Anterix, Inc.	2,629	58,390
	AT&T, Inc.	223,282	6,120,160
*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	363	17,097
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	5,360	238,842
	ATN International, Inc.	2,936	50,352
*	Bandwidth, Inc., Class A	3,555	49,450
*	Boston Omaha Corp., Class A	1,467	19,731
	Cable One, Inc.	630	80,627
*	Cargurus, Inc.	12,627	414,418
*	Cars.com, Inc.	7,031	90,489
#*	Charter Communications, Inc., Class A	10,401	2,801,613
#	Cinemark Holdings, Inc.	19,740	530,414
*	Cineverse Corp.	3,068	15,463
	Comcast Corp., Class A	142,562	4,737,335
*	DallasNews Corp.	100	1,482
*	EchoStar Corp., Class A	2,890	94,185
	Electronic Arts, Inc.	10,581	1,613,497
	Entravision Communications Corp., Class A	4,228	9,344
*	Eventbrite, Inc., Class A	6,468	15,782
*	EverQuote, Inc., Class A	1,294	31,819
*	EW Scripps Co., Class A	12,883	38,520
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Fox Corp. (FOX US), Class B	22,365	$1,143,746
	Fox Corp. (FOXA US), Class A	21,922	1,222,371
*	Frontier Communications Parent, Inc.	30,219	1,110,246
*	fuboTV, Inc.	15,590	62,048
*	Gaia, Inc.	4,112	17,270
*	Gannett Co., Inc.	21,700	82,677
*	GCI Liberty, Inc. (GLBKV US), Class C	2,164	71,953
*	GCI Liberty, Inc. (GLIBA US), Class A	372	12,291
*	Gogo, Inc.	19,177	304,147
	Gray Media, Inc.	16,887	76,160
*	Harte Hanks, Inc.	1,613	5,500
	IDT Corp., Class B	3,200	188,512
*	IMAX Corp.	5,208	134,314
*	Integral Ad Science Holding Corp.	17,442	143,024
	Interpublic Group of Cos., Inc.	44,421	1,092,757
	Iridium Communications, Inc.	11,303	276,471
*	IZEA Worldwide, Inc.	5,497	20,504
	John Wiley & Sons, Inc. (WLY US), Class A	4,487	173,198
*	Liberty Broadband Corp. (LBRDA US), Class A	1,864	113,946
*	Liberty Broadband Corp. (LBRDK US), Class C	10,822	663,605
*	Liberty Global Ltd. (LBTYA US), Class A	16,870	169,037
*	Liberty Global Ltd. (LBTYK US), Class C	20,277	207,434
*	Liberty Latin America Ltd. (LILA US), Class A	12,090	85,235
*	Liberty Latin America Ltd. (LILAK US), Class C	11,097	79,233

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	2,380	$214,486
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	16,793	1,685,178
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	1,829	149,612
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	4,562	384,257
*	Lionsgate Studios Corp.	26,074	154,358
#*	Live Nation Entertainment, Inc.	9,139	1,349,830
*	Lumen Technologies, Inc.	83,793	372,879
*	Madison Square Garden Entertainment Corp.	4,462	168,619
*	Madison Square Garden Sports Corp.	2,119	428,250
*	Magnite, Inc.	27,185	625,527
	Marcus Corp.	4,915	80,459
	Match Group, Inc.	13,410	459,561
	Meta Platforms, Inc., Class A	90,365	69,891,906
*	Netflix, Inc.	6,393	7,412,044
	New York Times Co., Class A	15,361	797,082
	News Corp. (NWS US), Class B	15,297	511,226
	News Corp. (NWSA US), Class A	34,396	1,008,491
	Nexstar Media Group, Inc.	4,719	882,972
#	Omnicom Group, Inc.	16,817	1,211,665
	Paramount Global (PARA US), Class B	6,813	85,639
	Paramount Global (PARAA US), Class A	1,096	20,923
*	Pinterest, Inc., Class A	35,044	1,352,698
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	PubMatic, Inc., Class A	5,258	$63,149
*	QuinStreet, Inc.	6,652	109,159
*	Reddit, Inc., Class A	1,000	160,590
*	Reservoir Media, Inc.	3,267	25,940
*	ROBLOX Corp., Class A	3,481	479,647
*	Roku, Inc.	7,422	698,856
	Saga Communications, Inc., Class A	728	9,173
	Scholastic Corp.	3,111	76,748
	Shenandoah Telecommunications Co.	7,254	106,489
	Shutterstock, Inc.	2,636	50,506
	Sinclair, Inc.	5,284	76,407
*	Snap, Inc., Class A	46,088	434,610
*	Sphere Entertainment Co.	4,238	182,446
	Spok Holdings, Inc.	2,587	47,446
*	Spotify Technology SA	327	204,879
*	Stagwell, Inc.	23,413	134,157
*	Starz Entertainment Corp.	1,737	25,273
	Sunrise Communications AG, ADR, Class A	6,923	367,334
*	Take-Two Interactive Software, Inc.	6,852	1,526,146
*	TechTarget, Inc.	3,475	25,159
	TEGNA, Inc.	34,128	569,938
	Telephone & Data Systems, Inc.	15,952	622,766
*	Thryv Holdings, Inc.	3,300	43,428
	TKO Group Holdings, Inc.	3,042	511,086
	T-Mobile U.S., Inc.	20,652	4,923,643
*	Trade Desk, Inc., Class A	4,976	432,713
*	Travelzoo	2,000	19,980
*	TripAdvisor, Inc.	11,013	192,617
*	U.S. Cellular Corp.	7,373	537,713
	Verizon Communications, Inc.	122,706	5,246,909
*	Vimeo, Inc.	25,441	96,421
	Walt Disney Co.	34,793	4,144,194
*	Warner Bros Discovery, Inc.	129,430	1,704,593
	Warner Music Group Corp., Class A	10,274	300,617
*	WideOpenWest, Inc.	11,172	37,650
*	Yelp, Inc.	5,182	178,416
*	Zedge, Inc., Class B	300	1,206

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Ziff Davis, Inc.	4,622	$143,837
*	ZoomInfo Technologies, Inc.	7,408	80,229
TOTAL COMMUNICATION SERVICES			214,352,489
CONSUMER DISCRETIONARY — (11.1%)
*	1-800-Flowers.com, Inc., Class A	5,186	30,649
*	Abercrombie & Fitch Co., Class A	10,546	1,012,627
	Academy Sports & Outdoors, Inc.	7,922	402,358
#	Acushnet Holdings Corp.	10,245	815,707
*	Adient PLC	8,223	176,301
	ADT, Inc.	68,936	575,616
*	Adtalem Global Education, Inc.	8,366	955,983
	Advance Auto Parts, Inc.	2,745	145,677
*	Airbnb, Inc., Class A	4,773	631,993
	A-Mark Precious Metals, Inc.	3,926	83,545
*	Amazon.com, Inc.	212,268	49,694,061
*	American Axle & Manufacturing Holdings, Inc.	11,539	51,349
	American Eagle Outfitters, Inc.	17,550	189,540
*	American Public Education, Inc.	1,609	47,498
*	America's Car-Mart, Inc.	1,100	49,544
*	Aptiv PLC	15,211	1,044,083
	Aramark	25,829	1,099,282
#*	Arhaus, Inc.	6,381	55,898
	Arko Corp.	3,374	14,070
*	Asbury Automotive Group, Inc.	2,558	568,183
	Autoliv, Inc.	12,799	1,427,728
*	AutoNation, Inc.	7,876	1,517,233
*	AutoZone, Inc.	402	1,514,889
	Bassett Furniture Industries, Inc.	1,200	18,984
	Bath & Body Works, Inc.	13,702	396,810
*	Beazer Homes USA, Inc.	4,424	103,964
	Best Buy Co., Inc.	22,006	1,431,710
*	Biglari Holdings, Inc. (BH US), Class B	39	12,024
*	Biglari Holdings, Inc. (BH/A US), Class A	42	62,412
*	Birkenstock Holding PLC	6,026	301,842
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Booking Holdings, Inc.	574	$3,159,330
*	Boot Barn Holdings, Inc.	3,312	569,333
	BorgWarner, Inc.	23,087	849,602
*	Bright Horizons Family Solutions, Inc.	6,918	782,426
	Brunswick Corp.	7,757	452,156
	Buckle, Inc.	7,748	382,519
	Build-A-Bear Workshop, Inc.	1,856	94,118
*	Burlington Stores, Inc.	6,894	1,881,786
	Caleres, Inc.	4,646	63,790
	Camping World Holdings, Inc., Class A	4,963	68,688
*	Capri Holdings Ltd.	7,065	128,512
*	CarMax, Inc.	11,974	677,848
*	Carnival Corp.	74,528	2,218,699
	Carriage Services, Inc.	2,352	105,652
	Carter's, Inc.	3,820	92,597
*	Carvana Co.	4,734	1,847,065
*	Cava Group, Inc.	2,538	223,369
*	Cavco Industries, Inc.	964	389,138
	Century Communities, Inc.	4,649	261,692
*	Champion Homes, Inc.	7,662	466,616
*	Chewy, Inc., Class A	6,104	224,017
*	Chipotle Mexican Grill, Inc.	47,450	2,034,656
#	Choice Hotels International, Inc.	3,696	472,016
*	Citi Trends, Inc.	1,812	55,302
	Columbia Sportswear Co.	5,631	318,546
*	Cooper-Standard Holdings, Inc.	2,917	70,300
*	Coupang, Inc.	45,250	1,331,707
*	Coursera, Inc.	6,523	82,451
	Cracker Barrel Old Country Store, Inc.	1,300	80,600
*	Crocs, Inc.	5,681	566,566
	Crown Crafts, Inc.	3,514	9,804
*	Culp, Inc.	8,100	34,425
	Dana, Inc.	14,826	236,030
*	Deckers Outdoor Corp.	13,536	1,437,117
	Designer Brands, Inc., Class A	1,992	5,617
	Dick's Sporting Goods, Inc.	8,177	1,729,517

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Dillard's, Inc., Class A	1,315	$614,013
	Dine Brands Global, Inc.	1,500	33,915
	Domino's Pizza, Inc.	1,342	621,628
*	DoorDash, Inc., Class A	7,303	1,827,576
*	Dorman Products, Inc.	3,867	466,438
	DR Horton, Inc.	16,225	2,317,579
*	Dream Finders Homes, Inc., Class A	1,142	28,915
*	Duolingo, Inc.	217	75,201
*	Dutch Bros, Inc., Class A	3,440	203,889
	eBay, Inc.	30,399	2,789,108
*	El Pollo Loco Holdings, Inc.	3,355	34,556
*	Envela Corp.	5,655	30,650
	Escalade, Inc.	1,450	17,821
	Ethan Allen Interiors, Inc.	4,083	121,551
*	Etsy, Inc.	7,486	436,209
	Expedia Group, Inc.	8,806	1,587,017
*	Figs, Inc., Class A	16,422	106,743
*	First Watch Restaurant Group, Inc.	5,169	89,372
*	Five Below, Inc.	3,980	543,350
	Flexsteel Industries, Inc.	1,153	39,214
*	Floor & Decor Holdings, Inc., Class A	7,481	573,344
*	Foot Locker, Inc.	7,900	197,816
	Ford Motor Co.	230,505	2,551,690
*	Fox Factory Holding Corp.	3,696	112,248
*	Frontdoor, Inc.	7,736	452,556
*	Funko, Inc., Class A	4,017	15,425
*	GameStop Corp., Class A	2,800	62,860
	Gap, Inc.	46,468	904,267
	Garmin Ltd.	8,856	1,937,339
	Garrett Motion, Inc.	11,534	150,403
	General Motors Co.	90,575	4,831,270
*	Genesco, Inc.	800	19,248
	Gentex Corp.	32,760	865,519
*	Gentherm, Inc.	4,760	152,510
	Genuine Parts Co.	12,172	1,568,727
*	G-III Apparel Group Ltd.	9,986	235,670
*	Global Business Travel Group I	3,800	24,434
*	Good Times Restaurants, Inc.	639	914
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Goodyear Tire & Rubber Co.	35,081	$360,633
	Graham Holdings Co., Class B	645	615,446
*	Grand Canyon Education, Inc.	3,966	668,787
*	Green Brick Partners, Inc.	5,861	363,030
	Group 1 Automotive, Inc.	1,839	757,944
	Guess?, Inc.	5,802	75,426
	H&R Block, Inc.	12,911	701,584
	Hamilton Beach Brands Holding Co., Class A	1,000	15,570
*	Hanesbrands, Inc.	25,434	104,025
	Harley-Davidson, Inc.	12,970	315,560
	Hasbro, Inc.	13,459	1,011,578
	Haverty Furniture Cos., Inc. (HVT US)	3,679	75,898
*	Helen of Troy Ltd.	2,950	64,841
*	Hilton Grand Vacations, Inc.	9,683	433,992
	Hilton Worldwide Holdings, Inc.	6,100	1,635,288
	Home Depot, Inc.	32,315	11,876,086
	Hooker Furnishings Corp.	1,478	13,967
*	Hovnanian Enterprises, Inc., Class A	369	44,084
	Hyatt Hotels Corp., Class A	3,805	536,391
	Installed Building Products, Inc.	3,833	775,378
	J Jill, Inc.	763	11,964
	JAKKS Pacific, Inc.	706	12,503
	Jerash Holdings U.S., Inc.	681	2,295
	Johnson Outdoors, Inc., Class A	1,404	46,613
	KB Home	9,866	545,195
	Kohl's Corp.	13,574	147,142
	Kontoor Brands, Inc.	7,419	412,942
#	Krispy Kreme, Inc.	13,223	47,867
	Lakeland Industries, Inc.	1,000	13,910
*	Lands' End, Inc.	2,914	34,181
*	Latham Group, Inc.	14,706	99,707
*	Laureate Education, Inc.	25,916	585,702
	La-Z-Boy, Inc.	8,766	315,313
	LCI Industries	2,916	277,020
	Lear Corp.	5,558	524,064

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Legacy Housing Corp.	3,926	$87,864
	Leggett & Platt, Inc.	7,426	70,918
	Lennar Corp. (LEN US), Class A	11,154	1,251,256
	Lennar Corp. (LENB US), Class B	699	74,919
	Levi Strauss & Co., Class A	9,340	183,905
*	LGI Homes, Inc.	2,381	126,836
*	Life Time Group Holdings, Inc.	19,907	571,729
	Lifetime Brands, Inc.	1,970	8,668
*	Lincoln Educational Services Corp.	3,900	89,193
*	Lindblad Expeditions Holdings, Inc.	4,594	54,898
	Lithia Motors, Inc.	2,660	766,080
	LKQ Corp.	19,340	569,950
*	Lovesac Co.	1,399	25,196
	Lowe's Cos., Inc.	6,441	1,440,014
#*	Lucid Group, Inc.	68,308	168,038
*	Lululemon Athletica, Inc.	7,072	1,418,148
	Macy's, Inc.	28,918	365,234
*	Malibu Boats, Inc., Class A	3,621	120,616
	Marine Products Corp.	839	7,207
*	MarineMax, Inc.	1,960	44,453
	Marriott International, Inc., Class A	1,749	461,439
	Marriott Vacations Worldwide Corp.	4,085	304,210
*	MasterCraft Boat Holdings, Inc.	1,200	23,208
*	Mattel, Inc.	33,042	562,044
	Matthews International Corp., Class A	3,692	86,725
	McDonald's Corp.	9,488	2,847,064
	Meritage Homes Corp.	6,570	442,424
*	Mister Car Wash, Inc.	20,787	120,045
*	Mobileye Global, Inc., Class A	6,631	94,425
*	Modine Manufacturing Co.	6,897	928,060
*	Mohawk Industries, Inc.	6,034	690,953
#	Monro, Inc.	4,116	58,015
*	Motorcar Parts of America, Inc.	2,184	22,648
	Movado Group, Inc.	2,400	37,224
	Murphy USA, Inc.	2,038	738,734
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Nathan's Famous, Inc.	600	$57,000
*	National Vision Holdings, Inc.	7,768	188,452
	NIKE, Inc., Class B	22,067	1,648,184
*	Norwegian Cruise Line Holdings Ltd.	45,586	1,165,178
*	NVR, Inc.	279	2,106,308
*	ODP Corp.	2,878	51,344
*	Ollie's Bargain Outlet Holdings, Inc.	7,308	998,492
	OneSpaWorld Holdings Ltd.	15,856	350,735
*	OneWater Marine, Inc., Class A	1,156	17,733
*	O'Reilly Automotive, Inc.	9,360	920,275
	Oxford Industries, Inc.	1,896	72,389
	Papa John's International, Inc.	2,371	100,554
	Patrick Industries, Inc.	4,400	427,856
	Penske Automotive Group, Inc.	6,155	1,030,409
	Perdoceo Education Corp.	10,364	298,276
*	Petco Health & Wellness Co., Inc.	16,353	49,223
	Phinia, Inc.	5,614	284,630
*	Planet Fitness, Inc., Class A	7,032	767,824
	Polaris, Inc.	5,424	286,984
	Pool Corp.	2,924	901,001
*	Portillo's, Inc., Class A	3,567	35,527
*	Potbelly Corp.	4,618	55,555
	PulteGroup, Inc.	24,354	2,750,054
*	Pursuit Attractions & Hospitality, Inc.	2,797	84,581
	PVH Corp.	5,068	372,093
*	QuantumScape Corp.	45,792	393,811
	Ralph Lauren Corp.	5,141	1,535,874
*	Rave Restaurant Group, Inc.	205	617
*	Revolve Group, Inc.	5,809	120,537
*	RH	1,471	302,467
#*	Rivian Automotive, Inc., Class A	78,852	1,014,825
	Rocky Brands, Inc.	402	10,516
	Ross Stores, Inc.	20,159	2,752,510
	Royal Caribbean Cruises Ltd.	23,406	7,440,065
*	Sabre Corp.	20,921	63,391
*	Sally Beauty Holdings, Inc.	12,184	118,672

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Service Corp. International	17,753	$1,354,731
*	Shake Shack, Inc., Class A	3,578	430,577
*	SharkNinja, Inc.	11,583	1,344,786
	Shoe Carnival, Inc.	5,946	121,655
#	Signet Jewelers Ltd.	8,025	634,777
*	Skechers USA, Inc., Class A	13,168	832,876
*	Sleep Number Corp.	6,099	44,706
*	Soho House & Co., Inc.	300	1,905
#	Somnigroup International, Inc.	18,249	1,320,863
	Sonic Automotive, Inc., Class A	4,084	295,477
*	Sonos, Inc.	12,142	131,255
	Standard Motor Products, Inc.	2,454	74,503
	Starbucks Corp.	12,324	1,098,808
	Steven Madden Ltd.	9,277	222,694
*	Stitch Fix, Inc., Class A	19,988	94,543
*	Stoneridge, Inc.	5,645	43,466
	Strategic Education, Inc.	5,466	405,277
*	Strattec Security Corp.	437	27,732
*	Stride, Inc.	7,870	1,009,170
	Superior Group of Cos., Inc.	1,686	16,270
*	Sweetgreen, Inc., Class A	8,610	110,897
	Tandy Leather Factory, Inc.	2,345	8,254
	Tapestry, Inc.	37,120	4,010,074
*	Target Hospitality Corp.	3,637	27,605
*	Taylor Morrison Home Corp.	18,726	1,110,077
*	Tesla, Inc.	23,117	7,126,278
	Thor Industries, Inc.	5,523	502,538
*	Tile Shop Holdings, Inc.	8,472	53,458
	TJX Cos., Inc.	44,208	5,505,222
	Toll Brothers, Inc.	12,854	1,521,399
*	TopBuild Corp.	3,342	1,237,977
*	Topgolf Callaway Brands Corp.	15,000	138,750
	Tractor Supply Co.	29,175	1,661,516
	Travel & Leisure Co.	5,679	336,481
*	Tri Pointe Homes, Inc.	18,514	570,231
*	Ulta Beauty, Inc.	4,070	2,096,091
*	Under Armour, Inc. (UA US), Class C	34,811	219,309
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Under Armour, Inc. (UAA US), Class A	8,157	$54,162
*	Unifi, Inc.	2,302	10,451
*	United Parks & Resorts, Inc.	6,487	307,030
*	Universal Electronics, Inc.	1,080	6,556
*	Universal Technical Institute, Inc.	6,933	223,381
	Upbound Group, Inc.	6,266	129,299
*	Urban Outfitters, Inc.	15,120	1,138,234
	Vail Resorts, Inc.	3,489	524,257
*	Valvoline, Inc.	15,837	558,254
*	Vera Bradley, Inc.	3,191	6,159
	VF Corp.	34,113	399,804
*	Victoria's Secret & Co.	9,405	176,814
*	Visteon Corp.	3,195	355,124
*	Warby Parker, Inc., Class A	8,945	214,233
	Wendy's Co.	24,810	244,378
	Weyco Group, Inc.	1,047	30,447
#	Whirlpool Corp.	5,778	479,805
	Williams-Sonoma, Inc.	10,623	1,987,032
	Wingstop, Inc.	2,160	815,054
	Winmark Corp.	350	132,097
	Winnebago Industries, Inc.	3,180	94,510
	Wolverine World Wide, Inc.	7,020	158,512
	Wyndham Hotels & Resorts, Inc.	9,110	783,460
*	YETI Holdings, Inc.	8,555	314,311
	Yum! Brands, Inc.	9,314	1,342,613
*	Zumiez, Inc.	1,507	20,661
TOTAL CONSUMER DISCRETIONARY			227,883,226
CONSUMER STAPLES — (5.1%)
	Albertsons Cos., Inc., Class A	55,200	1,060,944
	Alico, Inc.	1,900	61,332
	Andersons, Inc.	5,770	207,258
	Archer-Daniels-Midland Co.	25,633	1,388,796
	B&G Foods, Inc.	7,703	31,582
*	BellRing Brands, Inc.	13,094	714,671
*	BJ's Wholesale Club Holdings, Inc.	18,829	1,993,991
	Bunge Global SA	12,980	1,035,285
	Calavo Growers, Inc.	2,336	61,437
	Cal-Maine Foods, Inc.	6,197	688,735
	Campbell's Co.	24,406	779,040
	Casey's General Stores, Inc.	3,887	2,021,745

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Celsius Holdings, Inc.	11,371	$515,561
*	Central Garden & Pet Co. (CENT US)	1,889	73,709
*	Central Garden & Pet Co. (CENTA US), Class A	10,697	379,957
*	Chefs' Warehouse, Inc.	5,711	391,546
	Clorox Co.	7,855	986,274
	Coca-Cola Co.	145,178	9,856,134
	Coca-Cola Consolidated, Inc.	9,510	1,062,742
	Colgate-Palmolive Co.	29,086	2,438,861
	Conagra Brands, Inc.	25,544	466,433
	Costco Wholesale Corp.	13,699	12,872,128
*	Coty, Inc., Class A	78,311	379,808
*	Darling Ingredients, Inc.	15,023	486,445
	Dole PLC	9,230	131,435
	Dollar General Corp.	17,888	1,876,451
*	Dollar Tree, Inc.	18,233	2,070,357
	Edgewell Personal Care Co.	5,967	150,547
*	elf Beauty, Inc.	1,825	221,172
	Energizer Holdings, Inc.	6,887	155,095
	Estee Lauder Cos., Inc., Class A	20,768	1,938,485
	Flowers Foods, Inc.	20,618	326,795
	Fresh Del Monte Produce, Inc.	6,820	256,364
*»	Fresh Market, Inc.	3,200	0
*	Freshpet, Inc.	4,228	288,857
	General Mills, Inc.	24,155	1,183,112
*	Grocery Outlet Holding Corp.	9,446	124,404
*	Herbalife Ltd.	2,000	18,400
*	HF Foods Group, Inc.	3,658	9,913
*	Honest Co., Inc.	12,352	56,943
	Hormel Foods Corp.	35,931	1,009,302
	Ingles Markets, Inc., Class A	2,804	176,456
	Ingredion, Inc.	8,097	1,065,079
	Interparfums, Inc.	3,484	420,170
	J&J Snack Foods Corp.	1,979	223,409
	J.M. Smucker Co.	7,774	834,461
	John B Sanfilippo & Son, Inc.	1,372	86,861
	Kenvue, Inc.	63,300	1,357,152
	Keurig Dr. Pepper, Inc.	59,795	1,952,307
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Kimberly-Clark Corp.	13,146	$1,638,255
	Kraft Heinz Co.	40,543	1,113,311
	Kroger Co.	79,338	5,561,594
*	Laird Superfood, Inc.	1,600	11,120
	Lamb Weston Holdings, Inc.	8,426	480,872
	Lifevantage Corp.	2,233	28,024
*	Lifeway Foods, Inc.	2,012	50,743
	Limoneira Co.	1,403	20,596
*	Mama's Creations, Inc.	3,339	27,580
*	Maplebear, Inc.	12,328	591,374
	Marzetti Co.	3,245	576,831
	McCormick & Co., Inc. (MKC US)	16,577	1,170,833
	McCormick & Co., Inc. (MKC/V US)	180	12,733
*	Medifast, Inc.	1,536	21,151
*	Mission Produce, Inc.	9,248	114,120
*	Monster Beverage Corp.	45,146	2,652,327
*	National Beverage Corp.	7,302	334,578
	Natural Grocers by Vitamin Cottage, Inc.	2,911	110,298
	Natural Health Trends Corp.	2,028	9,450
*	Nature's Sunshine Products, Inc.	1,300	18,213
	Nu Skin Enterprises, Inc., Class A	949	7,953
	Oil-Dri Corp. of America	1,754	98,926
	PepsiCo, Inc.	50,623	6,981,924
	Pilgrim's Pride Corp.	13,041	618,013
*	Post Holdings, Inc.	7,992	845,634
	PriceSmart, Inc.	4,335	466,012
	Reynolds Consumer Products, Inc.	16,881	379,654
	Seaboard Corp.	96	304,049
*	Seneca Foods Corp. (SENEA US), Class A	1,000	104,730
*»	Seneca Foods Corp. (SENEB US), Class B	302	32,157
*	Simply Good Foods Co.	12,954	394,579
	SpartanNash Co.	3,246	86,149
	Spectrum Brands Holdings, Inc.	3,764	201,412
*	Sprouts Farmers Market, Inc.	16,988	2,574,362
	Sysco Corp.	28,563	2,273,615
	Target Corp.	22,217	2,232,808

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Tootsie Roll Industries, Inc.	5,242	$198,829
*	TreeHouse Foods, Inc.	5,903	113,456
	Tyson Foods, Inc., Class A	18,930	990,039
*	U.S. Foods Holding Corp.	31,803	2,650,144
*	United Natural Foods, Inc.	5,924	163,739
	United-Guardian, Inc.	2,622	20,845
*	USANA Health Sciences, Inc.	2,400	70,536
	Utz Brands, Inc.	5,589	72,825
	Village Super Market, Inc., Class A	770	26,488
*	Vita Coco Co., Inc.	7,460	263,040
*	Vital Farms, Inc.	4,758	176,998
	Walmart, Inc.	125,282	12,275,130
	WD-40 Co.	1,559	334,250
	Weis Markets, Inc.	4,404	318,894
	WK Kellogg Co.	7,986	184,077
*	Zevia PBC, Class A	6,596	20,448
TOTAL CONSUMER STAPLES			105,913,659
ENERGY — (1.8%)
	Archrock, Inc.	27,974	653,473
	Aris Water Solutions, Inc., Class A	3,910	83,166
#	Atlas Energy Solutions, Inc.	13,825	179,725
	Baker Hughes Co.	71,609	3,225,985
*	Bristow Group, Inc.	3,445	119,094
	Cactus, Inc., Class A	5,931	250,941
#*	Centrus Energy Corp., Class A	3,218	693,157
	Cheniere Energy, Inc.	16,062	3,788,705
	Core Laboratories, Inc.	6,595	72,149
	CVR Energy, Inc.	9,474	253,714
	Delek U.S. Holdings, Inc.	5,290	118,337
*	DMC Global, Inc.	2,624	21,228
	Energy Services of America Corp.	1,620	17,707
	Epsilon Energy Ltd.	14,303	89,394
	Evolution Petroleum Corp.	4,751	22,947
	Excelerate Energy, Inc., Class A	2,693	69,102
*	Expro Group Holdings NV	11,434	123,259
*	Forum Energy Technologies, Inc.	1,425	28,087
		Shares	Value†
ENERGY — (Continued)
	FutureFuel Corp.	3,578	$14,491
*	Green Plains, Inc.	4,083	33,766
*	Gulf Island Fabrication, Inc.	11,379	76,467
	Halliburton Co.	50,992	1,142,221
*	Helix Energy Solutions Group, Inc.	15,623	92,644
	Helmerich & Payne, Inc.	11,350	183,984
	HF Sinclair Corp.	20,211	888,071
*	Innovex International, Inc.	2,594	42,593
	Kinetik Holdings, Inc.	2,731	118,471
	Kodiak Gas Services, Inc.	7,584	245,191
	Liberty Energy, Inc.	20,081	247,800
*	Mammoth Energy Services, Inc.	3,046	7,920
	Marathon Petroleum Corp.	14,554	2,476,945
*	MIND Technology, Inc.	2,772	26,195
*	Nabors Industries Ltd.	580	20,172
*	Natural Gas Services Group, Inc.	1,338	32,232
*	NCS Multistage Holdings, Inc.	17	518
#	New Fortress Energy, Inc.	24,882	67,803
	Noble Corp. PLC	13,259	355,474
	Nordic American Tankers Ltd.	11,852	33,067
	NOV, Inc.	38,744	487,400
*	Oceaneering International, Inc.	22,527	488,836
*	Oil States International, Inc.	8,483	42,330
	ONEOK, Inc.	34,473	2,830,578
*	OPAL Fuels, Inc., Class A	5,068	12,011
*	Par Pacific Holdings, Inc.	7,346	230,518
	Patterson-UTI Energy, Inc.	6,487	38,338
	PBF Energy, Inc., Class A	12,005	271,313
	Phillips 66	20,283	2,506,573
#*	ProFrac Holding Corp., Class A	2,646	18,575
*	ProPetro Holding Corp.	14,964	80,207
	Ranger Energy Services, Inc., Class A	700	9,373

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	REX American Resources Corp.	2,810	$146,907
	RPC, Inc.	26,585	123,620
	Schlumberger NV	91,025	3,076,645
*	Seadrill Ltd.	6,995	203,974
	Select Water Solutions, Inc.	18,142	174,707
	Sitio Royalties Corp., Class A	8,001	145,378
	Solaris Energy Infrastructure, Inc.	4,135	135,090
*	Stabilis Solutions, Inc.	600	2,760
*»††	Strongbridge Biopharma	6,381	0
	Targa Resources Corp.	16,402	2,729,457
	TechnipFMC PLC	63,942	2,325,571
	Teekay Corp. Ltd.	14,083	101,398
	Teekay Tankers Ltd., Class A	1,224	51,836
*	TETRA Technologies, Inc.	20,544	84,230
	Texas Pacific Land Corp.	1,548	1,498,665
#*	Transocean Ltd.	88,233	257,640
*	Uranium Energy Corp.	41,992	364,071
*	Valaris Ltd.	6,921	336,568
	Valero Energy Corp.	17,983	2,469,246
	Weatherford International PLC	7,101	401,562
	World Kinect Corp.	7,079	193,044
TOTAL ENERGY			37,754,616
FINANCIALS — (18.9%)
	1st Source Corp.	4,346	259,978
*	Acacia Research Corp.	3,887	13,760
	Acadian Asset Management, Inc.	5,920	247,397
	ACNB Corp.	719	30,270
	Affiliated Managers Group, Inc.	5,675	1,191,012
	Affinity Bancshares, Inc.	836	15,884
*	Affirm Holdings, Inc.	12,631	865,981
	Aflac, Inc.	25,498	2,533,481
	Alerus Financial Corp.	296	6,257
	Allstate Corp.	12,199	2,479,447
	Ally Financial, Inc.	35,484	1,343,069
	Amalgamated Financial Corp.	6,957	201,683
*	Ambac Financial Group, Inc.	6,317	53,063
		Shares	Value†
FINANCIALS — (Continued)
	Amerant Bancorp, Inc.	4,494	$86,734
	American Coastal Insurance Corp.	2,127	22,142
	American Express Co.	24,847	7,436,956
	American Financial Group, Inc.	9,291	1,160,446
	American International Group, Inc.	31,687	2,459,862
	Ameriprise Financial, Inc.	7,848	4,066,755
	Ameris Bancorp	9,907	677,143
	AMERISAFE, Inc.	2,201	98,561
	AmeriServ Financial, Inc.	300	843
	Ames National Corp.	629	11,353
	Aon PLC, Class A	5,340	1,899,491
	Apollo Global Management, Inc.	8,763	1,273,439
	Arch Capital Group Ltd.	21,896	1,884,370
#	ARES Management Corp., Class A	3,884	720,599
	Arrow Financial Corp.	2,582	69,198
	Arthur J Gallagher & Co.	4,120	1,183,470
	Artisan Partners Asset Management, Inc., Class A	8,713	394,263
	Associated Banc-Corp.	17,195	425,404
	Assurant, Inc.	5,558	1,041,013
	Assured Guaranty Ltd.	7,136	603,563
	Atlantic Union Bankshares Corp.	23,470	743,999
*	Atlanticus Holdings Corp.	1,700	84,371
	Auburn National BanCorp, Inc.	506	14,148
*	AvidXchange Holdings, Inc.	19,523	192,497
	Axis Capital Holdings Ltd.	14,024	1,316,012
*	Axos Financial, Inc.	7,410	639,853
#*	Baldwin Insurance Group, Inc.	6,123	225,571
	Banc of California, Inc.	20,030	290,836
	BancFirst Corp.	5,329	663,567
*	Bancorp, Inc.	11,054	698,171
	Bank First Corp.	239	28,398

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Bank of America Corp.	191,203	$9,038,166
	Bank of Hawaii Corp.	5,737	355,006
	Bank of Marin Bancorp	927	20,997
	Bank of New York Mellon Corp.	37,803	3,835,114
	Bank of NT Butterfield & Son Ltd.	4,506	205,068
	Bank of the James Financial Group, Inc.	1,236	16,933
	Bank OZK	18,352	904,754
	Bank7 Corp.	1,736	76,887
	BankFinancial Corp.	2,924	32,515
	BankUnited, Inc.	8,806	321,155
	Bankwell Financial Group, Inc.	700	27,930
	Banner Corp.	5,895	365,932
	Bar Harbor Bankshares	1,390	40,366
	BayCom Corp.	742	20,041
	BCB Bancorp, Inc.	1,023	8,552
	Berkshire Hills Bancorp, Inc.	6,234	153,606
	BGC Group, Inc., Class A	49,135	455,481
	Blackrock, Inc.	3,651	4,038,043
	Blackstone, Inc.	11,010	1,904,290
*	Block, Inc.	19,424	1,500,698
*	Blue Foundry Bancorp	2,607	22,290
*	Blue Ridge Bankshares, Inc.	549	2,015
	BOK Financial Corp.	9,387	953,062
	Bread Financial Holdings, Inc.	7,310	448,103
*	Bridgewater Bancshares, Inc.	3,552	55,269
*	Brighthouse Financial, Inc.	9,622	460,413
	Brookline Bancorp, Inc.	9,931	102,488
	Brown & Brown, Inc.	13,262	1,211,749
	Burke & Herbert Financial Services Corp.	812	47,088
	Business First Bancshares, Inc.	3,511	83,386
*	BV Financial, Inc.	732	11,448
	Byline Bancorp, Inc.	5,176	136,129
	C&F Financial Corp.	500	31,925
	Cadence Bank	25,145	876,303
*	California BanCorp	1,165	17,463
		Shares	Value†
FINANCIALS — (Continued)
	Camden National Corp.	3,149	$118,749
	Capital Bancorp, Inc.	758	23,862
	Capital City Bank Group, Inc.	2,300	91,057
	Capital One Financial Corp.	33,071	7,110,265
	Capitol Federal Financial, Inc.	17,901	107,764
	Carlyle Group, Inc.	20,661	1,253,296
*	Carter Bankshares, Inc.	2,267	39,400
	Cass Information Systems, Inc.	1,795	71,818
	Cathay General Bancorp	11,277	509,946
	CB Financial Services, Inc.	824	26,084
	Cboe Global Markets, Inc.	4,819	1,161,572
	Central Pacific Financial Corp.	5,527	147,350
	CF Bankshares, Inc.	840	19,824
	Charles Schwab Corp.	46,611	4,555,293
	Chemung Financial Corp.	400	20,240
	ChoiceOne Financial Services, Inc.	447	13,142
	Chubb Ltd.	11,212	2,982,840
	Cincinnati Financial Corp.	8,325	1,228,021
	Citigroup, Inc.	51,458	4,821,615
	Citizens & Northern Corp.	1,891	35,967
	Citizens Community Bancorp, Inc.	816	12,028
	Citizens Financial Group, Inc.	28,951	1,381,542
	City Holding Co.	2,529	308,791
	Civista Bancshares, Inc.	1,100	21,417
	CME Group, Inc.	6,383	1,776,261
	CNB Financial Corp.	3,605	82,735
	CNO Financial Group, Inc.	8,350	307,614
*	Coastal Financial Corp.	1,994	191,823
	Cohen & Steers, Inc.	7,636	561,704
*	Coinbase Global, Inc., Class A	12,989	4,906,725
	Colony Bankcorp, Inc.	790	12,948
	Columbia Banking System, Inc.	4,004	95,295
*	Columbia Financial, Inc.	10,217	147,023

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Comerica, Inc.	9,560	$645,969
	Commerce Bancshares, Inc.	15,543	951,232
	Community Financial System, Inc.	5,705	300,653
	Community Trust Bancorp, Inc.	3,416	184,396
	Community West Bancshares	1,784	34,342
	ConnectOne Bancorp, Inc.	5,520	127,126
*	Consumer Portfolio Services, Inc.	4,008	31,663
	Corebridge Financial, Inc.	53,762	1,911,777
*	Corpay, Inc.	6,456	2,085,611
	Crawford & Co. (CRD/A US), Class A	2,549	24,394
	Crawford & Co. (CRD/B US), Class B	3,450	31,775
*	Credit Acceptance Corp.	1,774	869,757
	Cullen/Frost Bankers, Inc.	6,459	822,941
*	Customers Bancorp, Inc.	5,789	369,049
	CVB Financial Corp.	14,932	279,079
*	Dave, Inc.	1,716	404,633
	Diamond Hill Investment Group, Inc.	340	46,094
	DigitalBridge Group, Inc.	15,432	165,740
	Dime Community Bancshares, Inc.	5,618	155,675
	Donegal Group, Inc. (DGICA US), Class A	5,426	93,056
*	Donnelley Financial Solutions, Inc.	5,910	312,994
	Eagle Bancorp Montana, Inc.	700	11,284
	Eagle Bancorp, Inc.	4,278	68,833
	East West Bancorp, Inc.	16,498	1,653,924
	Eastern Bankshares, Inc.	7,722	119,305
*	eHealth, Inc.	1,615	5,491
	Employers Holdings, Inc.	4,714	194,594
	Enact Holdings, Inc.	7,302	253,818
*	Encore Capital Group, Inc.	3,038	112,041
*	Enova International, Inc.	5,833	609,898
		Shares	Value†
FINANCIALS — (Continued)
	Enterprise Financial Services Corp.	6,138	$338,756
	Equitable Holdings, Inc.	46,606	2,393,218
	Equity Bancshares, Inc., Class A	2,425	91,132
	Erie Indemnity Co., Class A	2,067	736,348
	Esquire Financial Holdings, Inc.	1,120	107,386
	Essent Group Ltd.	16,067	899,591
*	Euronet Worldwide, Inc.	5,225	507,765
	Evercore, Inc., Class A	3,691	1,111,508
	Everest Group Ltd.	2,821	947,292
	EVERTEC, Inc.	11,376	411,242
*	EZCORP, Inc., Class A	8,301	118,870
	F&G Annuities & Life, Inc.	3,005	95,890
	FactSet Research Systems, Inc.	3,095	1,246,975
	Farmers & Merchants Bancorp, Inc.	978	23,482
	Farmers National Banc Corp.	4,026	54,512
	FB Financial Corp.	8,390	409,096
	Federal Agricultural Mortgage Corp. (AGM US), Class C	1,334	229,808
	Federated Hermes, Inc.	15,549	770,764
	Fidelis Insurance Holdings Ltd.	8,647	130,656
	Fidelity D&D Bancorp, Inc.	535	21,635
	Fidelity National Financial, Inc.	22,945	1,294,786
	Fidelity National Information Services, Inc.	33,627	2,670,320
	Fifth Third Bancorp	41,462	1,723,575
	Financial Institutions, Inc.	2,921	74,456
	Finward Bancorp	365	10,121
*	Finwise Bancorp	1,129	20,175
	First American Financial Corp.	12,730	764,436
	First BanCorp	36,242	754,921
	First Bancorp, Inc.	1,481	37,336
	First Bancorp/Southern Pines NC	7,528	377,078
	First Bank	916	13,648
	First Busey Corp.	12,743	284,424

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Business Financial Services, Inc.	989	$47,096
	First Capital, Inc.	510	18,115
	First Citizens BancShares, Inc., Class A	836	1,667,619
	First Commonwealth Financial Corp.	19,240	317,652
	First Community Bankshares, Inc.	3,590	131,035
	First Community Corp.	2,429	60,178
	First Financial Bancorp	24,442	592,474
	First Financial Bankshares, Inc.	15,209	526,536
	First Financial Corp.	2,421	129,645
*»	First Financial Northwest, Inc.	720	864
	First Hawaiian, Inc.	9,192	222,906
	First Horizon Corp.	71,727	1,564,366
	First Internet Bancorp	637	13,969
	First Interstate BancSystem, Inc., Class A	6,609	190,273
	First Merchants Corp.	8,183	311,936
	First Mid Bancshares, Inc.	2,802	106,392
	First National Corp.	673	14,537
	First Savings Financial Group, Inc.	516	13,199
	First U.S. Bancshares, Inc.	1,038	13,681
	First United Corp.	1,505	49,469
*	First Western Financial, Inc.	1,204	26,061
	FirstCash Holdings, Inc.	6,303	840,127
*	Firstsun Capital Bancorp	599	21,294
*	Fiserv, Inc.	16,167	2,246,243
	Five Star Bancorp	1,778	53,500
	Flagstar Financial, Inc.	26,093	294,590
	Flushing Financial Corp.	5,263	63,103
	FNB Corp.	64,949	995,019
	Franklin Financial Services Corp.	385	15,477
#	Franklin Resources, Inc.	28,998	695,952
	FS Bancorp, Inc.	850	33,227
		Shares	Value†
FINANCIALS — (Continued)
	Fulton Financial Corp.	21,837	$391,974
*	FVCBankcorp, Inc.	1,089	13,950
	GCM Grosvenor, Inc., Class A	2,754	32,470
*	Genworth Financial, Inc.	46,605	366,315
	German American Bancorp, Inc.	5,088	195,481
	Glacier Bancorp, Inc.	13,400	587,322
	Glen Burnie Bancorp	1,200	5,364
	Global Payments, Inc.	12,293	982,825
	Globe Life, Inc.	8,651	1,215,206
	Goldman Sachs Group, Inc.	10,045	7,268,462
	Goosehead Insurance, Inc., Class A	1,923	174,820
	Great Southern Bancorp, Inc.	2,505	142,635
*	Green Dot Corp., Class A	5,362	54,263
	Greene County Bancorp, Inc.	1,200	28,428
*	Greenlight Capital Re Ltd., Class A	3,313	43,069
	Guaranty Bancshares, Inc.	1,320	57,565
	Hamilton Lane, Inc., Class A	4,429	674,537
	Hancock Whitney Corp.	12,778	763,102
	Hanmi Financial Corp.	6,753	154,036
	Hanover Bancorp, Inc.	118	2,456
	Hanover Insurance Group, Inc.	5,119	878,574
	HarborOne Bancorp, Inc.	7,463	88,287
	Hartford Insurance Group, Inc.	30,878	3,840,914
	Hawthorn Bancshares, Inc.	933	26,609
	HBT Financial, Inc.	2,197	54,639
	HCI Group, Inc.	1,487	208,239
	Heritage Commerce Corp.	6,696	61,938
	Heritage Financial Corp.	3,262	73,525
*	Heritage Global, Inc.	650	1,398
*	Heritage Insurance Holdings, Inc.	1,200	25,308
	Hilltop Holdings, Inc.	12,037	356,295
#	Hingham Institution For Savings	290	71,015

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Hippo Holdings, Inc.	2,763	$71,396
	Home Bancorp, Inc.	1,154	60,343
	Home BancShares, Inc.	30,476	858,204
	Home Federal Bancorp, Inc. of Louisiana	208	2,758
*	HomeStreet, Inc.	439	5,742
	HomeTrust Bancshares, Inc.	3,038	118,057
	Hope Bancorp, Inc.	14,344	143,297
	Horace Mann Educators Corp.	6,034	256,626
	Horizon Bancorp, Inc.	6,336	98,145
	Houlihan Lokey, Inc.	6,126	1,167,983
	Huntington Bancshares, Inc.	98,130	1,612,276
	IF Bancorp, Inc.	515	12,875
	Independent Bank Corp. (IBCP US)	4,359	133,167
	Independent Bank Corp. (INDB US)	4,715	299,638
	Interactive Brokers Group, Inc., Class A	3,308	216,872
	Intercontinental Exchange, Inc.	11,802	2,181,364
	International Bancshares Corp.	10,585	721,685
*	International Money Express, Inc.	2,646	23,788
	Invesco Ltd.	39,558	831,114
	Investar Holding Corp.	909	19,725
	Investors Title Co.	166	35,063
	Jack Henry & Associates, Inc.	9,054	1,537,505
	Jackson Financial, Inc., Class A	9,942	870,522
	Janus Henderson Group PLC	26,159	1,132,685
	Jefferies Financial Group, Inc.	24,349	1,403,963
	JPMorgan Chase & Co.	96,524	28,594,270
	Kearny Financial Corp.	8,353	49,533
	Kemper Corp.	7,256	446,897
*	Kentucky First Federal Bancorp	682	2,182
	KeyCorp	73,384	1,315,041
*	Kingstone Cos., Inc.	3,700	60,643
	Kinsale Capital Group, Inc.	1,927	849,210
	KKR & Co., Inc.	15,755	2,309,368
		Shares	Value†
FINANCIALS — (Continued)
*	Lake Shore Bancorp, Inc.	230	$2,831
	Lakeland Financial Corp.	4,557	288,777
	Landmark Bancorp, Inc.	728	17,683
	Lazard, Inc.	12,247	636,599
	LCNB Corp.	700	10,332
*	Lemonade, Inc.	1,049	39,526
*	LendingClub Corp.	13,416	209,155
*	LendingTree, Inc.	1,874	87,478
	Lincoln National Corp.	21,545	821,080
	LINKBANCORP, Inc.	1,774	12,205
	Live Oak Bancshares, Inc.	4,756	150,337
	Loews Corp.	16,173	1,464,303
	LPL Financial Holdings, Inc.	6,551	2,592,427
	M&T Bank Corp.	9,279	1,750,947
	Magyar Bancorp, Inc.	1,027	17,336
	MainStreet Bancshares, Inc.	550	11,110
*	Markel Group, Inc.	744	1,494,168
	MarketAxess Holdings, Inc.	1,931	396,820
*	Marqeta, Inc., Class A	35,275	201,068
	Marsh & McLennan Cos., Inc.	14,875	2,963,100
	Mastercard, Inc., Class A	28,039	15,883,252
	Mercantile Bank Corp.	2,926	133,689
	Merchants Bancorp	5,547	162,527
	Mercury General Corp.	7,544	522,422
	Meridian Corp.	2,200	32,406
	MetLife, Inc.	40,601	3,083,646
	Metrocity Bankshares, Inc.	2,733	75,431
*	Metropolitan Bank Holding Corp.	1,696	119,636
	MGIC Investment Corp.	42,161	1,091,970
	Mid Penn Bancorp, Inc.	1,448	39,748
	Middlefield Banc Corp.	507	14,120
	Midland States Bancorp, Inc.	3,115	52,830
	MidWestOne Financial Group, Inc.	2,900	79,866
	Moelis & Co., Class A	6,667	467,623

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Moody's Corp.	3,992	$2,058,794
	Morgan Stanley	39,147	5,576,882
	Morningstar, Inc.	3,451	954,063
*	Mr. Cooper Group, Inc.	14,074	2,191,603
	MSCI, Inc.	1,830	1,027,289
	MVB Financial Corp.	1,500	34,110
	Nasdaq, Inc.	26,124	2,513,651
	National Bank Holdings Corp., Class A	7,228	267,870
	National Bankshares, Inc.	518	14,380
	Navient Corp.	23,939	309,771
	NBT Bancorp, Inc.	8,357	345,813
*	NCR Atleos Corp.	12,026	367,996
	Nelnet, Inc., Class A	3,729	465,267
*	NerdWallet, Inc., Class A	5,234	55,428
*	NI Holdings, Inc.	1,752	22,320
	Nicolet Bankshares, Inc.	2,562	330,498
*	NMI Holdings, Inc.	11,846	442,093
	Northeast Bank	772	76,559
	Northeast Community Bancorp, Inc.	1,235	25,515
	Northern Trust Corp.	15,041	1,955,330
	Northfield Bancorp, Inc.	4,776	50,864
	Northrim BanCorp, Inc.	900	75,177
	Northwest Bancshares, Inc.	17,704	207,137
	Norwood Financial Corp.	216	5,236
	Oak Valley Bancorp	1,680	44,772
	OceanFirst Financial Corp.	13,247	222,285
	OFG Bancorp	9,654	411,453
	Ohio Valley Banc Corp.	237	7,641
*	Old Market Capital Corp.	801	4,614
	Old National Bancorp	43,118	910,221
	Old Point Financial Corp.	421	16,903
	Old Republic International Corp.	33,486	1,211,189
	Old Second Bancorp, Inc.	5,387	91,417
	OneMain Holdings, Inc.	17,435	1,007,569
*	Onity Group, Inc.	1,900	71,668
	OP Bancorp	1,874	23,987
*	Open Lending Corp.	11,552	25,299
		Shares	Value†
FINANCIALS — (Continued)
*	Oportun Financial Corp.	5,989	$36,713
	Oppenheimer Holdings, Inc., Class A	2,271	172,165
*	OptimumBank Holdings, Inc.	2,800	12,600
	Orange County Bancorp, Inc.	434	10,846
	Origin Bancorp, Inc.	3,487	127,450
	Orrstown Financial Services, Inc.	1,462	48,041
#*	Oscar Health, Inc., Class A	20,028	281,393
	Pacific Premier Bancorp, Inc.	9,877	214,035
*	Palomar Holdings, Inc.	3,351	443,974
	Park National Corp.	2,477	400,952
	Parke Bancorp, Inc.	944	19,494
	Pathward Financial, Inc.	5,524	417,752
*	Paymentus Holdings, Inc., Class A	4,088	113,973
*	Payoneer Global, Inc.	33,740	221,672
*	PayPal Holdings, Inc.	30,923	2,126,265
*	PB Bankshares, Inc.	100	1,831
	PCB Bancorp	783	16,005
	Peapack-Gladstone Financial Corp.	2,762	70,376
	PennyMac Financial Services, Inc.	7,216	672,098
	Peoples Bancorp of North Carolina, Inc.	800	22,968
	Peoples Bancorp, Inc.	6,903	197,702
	Peoples Financial Services Corp.	400	19,484
	Pinnacle Financial Partners, Inc.	9,208	809,291
*	Pioneer Bancorp, Inc.	1,077	13,215
	Piper Sandler Cos.	2,600	819,832
	PJT Partners, Inc., Class A	1,669	298,117
	Plumas Bancorp	618	25,499
	PNC Financial Services Group, Inc.	18,136	3,450,737
*	Ponce Financial Group, Inc.	1,534	21,553
	Popular, Inc.	9,157	1,049,209
*	PRA Group, Inc.	4,169	63,369
	Preferred Bank	2,056	186,726

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Primerica, Inc.	4,299	$1,141,943
	Primis Financial Corp.	1,500	16,785
	Princeton Bancorp, Inc.	613	18,506
	Principal Financial Group, Inc.	21,023	1,636,220
*	Priority Technology Holdings, Inc.	4,823	33,038
*	ProAssurance Corp.	8,341	198,182
	PROG Holdings, Inc.	7,851	249,976
	Progressive Corp.	20,206	4,890,660
	Prosperity Bancshares, Inc.	9,339	622,164
*	Provident Bancorp, Inc.	1,022	12,479
	Provident Financial Holdings, Inc.	1,300	19,923
	Provident Financial Services, Inc.	10,286	187,411
	Prudential Financial, Inc.	17,208	1,782,405
	QCR Holdings, Inc.	2,992	212,432
	Radian Group, Inc.	20,031	653,211
	Raymond James Financial, Inc.	13,610	2,274,639
	RBB Bancorp	2,116	38,321
	Red River Bancshares, Inc.	800	48,136
	Regional Management Corp.	1,515	50,359
	Regions Financial Corp.	63,594	1,610,836
	Reinsurance Group of America, Inc.	6,078	1,169,711
*	Remitly Global, Inc.	13,043	215,210
	RenaissanceRe Holdings Ltd.	5,264	1,283,047
	Renasant Corp.	11,604	425,171
*	Repay Holdings Corp.	7,678	37,776
	Republic Bancorp, Inc., Class A	3,438	236,741
*	Rhinebeck Bancorp, Inc.	1,100	13,959
	Richmond Mutual BanCorp, Inc.	807	11,169
	Riverview Bancorp, Inc.	100	493
	RLI Corp.	11,172	737,240
*	Robinhood Markets, Inc., Class A	45,283	4,666,413
#	Rocket Cos., Inc., Class A	3,417	50,469
*	Root, Inc., Class A	708	85,689
	S&P Global, Inc.	5,091	2,805,650
		Shares	Value†
FINANCIALS — (Continued)
	S&T Bancorp, Inc.	7,189	$263,405
	Safety Insurance Group, Inc.	2,330	163,916
	SB Financial Group, Inc.	1,000	18,810
	Seacoast Banking Corp. of Florida	10,594	298,645
*	Security National Financial Corp., Class A	3,788	32,122
	SEI Investments Co.	15,022	1,323,739
	Selective Insurance Group, Inc.	8,732	680,834
*	Selectquote, Inc.	23,909	42,080
	ServisFirst Bancshares, Inc.	7,036	553,381
#*	Shift4 Payments, Inc., Class A	7,419	764,157
	Shore Bancshares, Inc.	2,792	43,304
	Sierra Bancorp	1,944	56,998
	Silvercrest Asset Management Group, Inc., Class A	800	13,088
	Simmons First National Corp., Class A	20,047	384,301
*	SiriusPoint Ltd.	5,989	117,444
*	Skyward Specialty Insurance Group, Inc.	3,270	165,397
	SLM Corp.	41,993	1,335,377
	SmartFinancial, Inc.	1,389	47,587
*	SoFi Technologies, Inc.	65,071	1,469,303
	Sound Financial Bancorp, Inc.	600	27,630
	South Plains Financial, Inc.	1,322	49,059
*	Southern First Bancshares, Inc.	700	29,092
	Southern Missouri Bancorp, Inc.	1,213	65,611
	Southside Bancshares, Inc.	3,772	111,048
	SouthState Corp.	11,888	1,119,493
	SR Bancorp, Inc.	874	12,166
	State Street Corp.	17,636	1,970,823
	Stellar Bancorp, Inc.	4,848	143,161
	Stewart Information Services Corp.	4,362	283,225
	Stifel Financial Corp.	11,171	1,274,835
	Stock Yards Bancorp, Inc.	3,713	277,584
*	StoneX Group, Inc.	7,800	758,472
	SWK Holdings Corp.	730	10,870

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Synchrony Financial	34,918	$2,432,737
	Synovus Financial Corp.	21,201	1,001,535
	T. Rowe Price Group, Inc.	20,365	2,066,029
*	Texas Capital Bancshares, Inc.	6,742	566,126
	TFS Financial Corp.	13,213	173,222
*	Third Coast Bancshares, Inc.	582	21,912
	Timberland Bancorp, Inc.	500	15,645
	Tiptree, Inc.	5,339	110,944
*	Toast, Inc., Class A	8,037	392,527
	Tompkins Financial Corp.	2,047	132,400
	Towne Bank	9,679	339,055
	Tradeweb Markets, Inc., Class A	4,604	637,884
	Travelers Cos., Inc.	21,083	5,486,640
	TriCo Bancshares	5,850	240,552
*	Triumph Financial, Inc.	3,989	226,256
	Truist Financial Corp.	48,126	2,103,587
*	Trupanion, Inc.	4,699	222,780
	TrustCo Bank Corp.	2,732	91,686
	Trustmark Corp.	12,421	462,682
	U.S. Bancorp	58,066	2,610,647
	U.S. Global Investors, Inc., Class A	4,324	10,334
	UMB Financial Corp.	10,605	1,166,444
	United Bancorp, Inc.	685	9,631
	United Bancshares, Inc.	436	12,797
	United Bankshares, Inc.	34,957	1,241,673
	United Community Banks, Inc.	13,167	401,593
	United Fire Group, Inc.	4,360	115,758
	United Security Bancshares	402	3,437
	Unity Bancorp, Inc.	471	23,131
	Universal Insurance Holdings, Inc.	4,600	108,744
	Univest Financial Corp.	7,001	201,909
	Unum Group	27,292	1,959,839
	USCB Financial Holdings, Inc.	1,231	20,484
	Valley National Bancorp	56,120	520,232
	Value Line, Inc.	213	7,911
*	Velocity Financial, Inc.	3,071	50,979
		Shares	Value†
FINANCIALS — (Continued)
	Veritex Holdings, Inc.	6,725	$213,317
	Victory Capital Holdings, Inc., Class A	6,090	419,662
	Virtu Financial, Inc., Class A	12,280	542,039
	Virtus Investment Partners, Inc.	822	158,901
	Visa, Inc., Class A	55,598	19,207,441
	Voya Financial, Inc.	12,824	897,680
	W.R. Berkley Corp.	17,455	1,201,079
	WaFd, Inc.	13,049	379,791
	Walker & Dunlop, Inc.	5,376	403,254
	Washington Trust Bancorp, Inc.	3,552	95,691
	Waterstone Financial, Inc.	4,026	53,586
	Webster Financial Corp.	18,016	1,038,622
	Wells Fargo & Co.	99,238	8,001,560
	WesBanco, Inc.	15,058	453,698
	West BanCorp, Inc.	1,799	32,364
	Westamerica BanCorp	3,301	158,118
	Western Alliance Bancorp	9,644	747,989
	Western New England Bancorp, Inc.	3,241	34,517
#	Western Union Co.	32,251	259,621
*	WEX, Inc.	3,357	569,616
	White Mountains Insurance Group Ltd.	520	929,656
	Willis Towers Watson PLC	6,479	2,046,133
	Wintrust Financial Corp.	9,293	1,189,318
	WisdomTree, Inc.	27,166	360,493
*	World Acceptance Corp.	1,196	188,155
	WSFS Financial Corp.	9,479	519,828
	Zions Bancorp NA	17,665	947,197
TOTAL FINANCIALS			389,003,663
HEALTH CARE — (4.0%)
*	89bio, Inc.	4,665	44,317
»††	Abiomed, Inc.	1,121	17,499
*	Acadia Healthcare Co., Inc.	9,094	197,976
*	ACADIA Pharmaceuticals, Inc.	18,802	448,052
*	AdaptHealth Corp.	14,192	127,302

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Addus HomeCare Corp.	2,688	$287,025
*	ADMA Biologics, Inc.	19,413	363,023
*	agilon health, Inc.	18,182	32,546
*	Akero Therapeutics, Inc.	2,273	111,036
»††	Albireo Pharma, Inc.	2,691	16,550
*	Align Technology, Inc.	3,680	474,757
*	Alkermes PLC	15,985	423,443
*	Amedisys, Inc.	700	69,020
*	American Shared Hospital Services	2,300	5,796
*	AMN Healthcare Services, Inc.	4,567	83,759
*	AngioDynamics, Inc.	4,532	40,154
*	Anika Therapeutics, Inc.	2,097	17,311
*	Arcturus Therapeutics Holdings, Inc.	4,003	48,877
*	Arcus Biosciences, Inc.	8,959	81,796
*	Artivion, Inc.	5,963	184,316
*	Arvinas, Inc.	8,559	63,679
*	Astrana Health, Inc.	4,906	117,057
*	Atea Pharmaceuticals, Inc.	5,020	18,273
*	AtriCure, Inc.	4,026	141,313
*	aTyr Pharma, Inc.	5,261	24,832
*	Aura Biosciences, Inc.	2,600	17,914
*	Avanos Medical, Inc.	5,968	66,663
*	Avantor, Inc.	46,017	618,468
*	Avidity Biosciences, Inc.	708	25,991
*	Axogen, Inc.	3,119	40,828
*	Azenta, Inc.	5,399	176,547
	Baxter International, Inc.	34,319	746,781
*	Beam Therapeutics, Inc.	5,981	117,885
*	BioLife Solutions, Inc.	6,025	128,091
*	Biote Corp., Class A	2,427	9,878
*	Bioventus, Inc., Class A	11,160	72,763
*	Boston Scientific Corp.	34,401	3,609,353
*	Brookdale Senior Living, Inc.	32,479	251,712
	Bruker Corp.	14,778	567,919
*	Cadrenal Therapeutics, Inc.	711	7,409
	Cardinal Health, Inc.	11,318	1,756,780
*	CareDx, Inc.	6,401	78,636
		Shares	Value†
HEALTH CARE — (Continued)
*	Castle Biosciences, Inc.	4,119	$62,403
*	Catalyst Pharmaceuticals, Inc.	12,779	272,576
	Cencora, Inc.	9,994	2,859,084
*	Centene Corp.	17,446	454,817
*	Certara, Inc.	20,394	200,677
*	Champions Oncology, Inc.	2,279	14,403
	Chemed Corp.	1,762	726,473
*»††	Chinook Therapeutics, Inc.	7,288	0
*	Collegium Pharmaceutical, Inc.	5,115	152,734
	Concentra Group Holdings Parent, Inc.	16,920	337,892
	CONMED Corp.	3,021	154,524
*	CorVel Corp.	6,074	538,156
#*	CRISPR Therapeutics AG	9,846	553,936
*	Cross Country Healthcare, Inc.	7,273	97,822
*	Cullinan Therapeutics, Inc.	6,890	53,535
*	Cumberland Pharmaceuticals, Inc.	331	1,142
	CVS Health Corp.	30,517	1,895,106
*	Cytek Biosciences, Inc.	11,152	40,147
*	DaVita, Inc.	13,037	1,830,004
*	Day One Biopharmaceuticals, Inc.	10,188	68,361
*	Denali Therapeutics, Inc.	16,014	221,474
	Dentsply Sirona, Inc.	1,000	14,310
*	Dexcom, Inc.	2,618	211,456
*	Disc Medicine, Inc.	1,425	85,158
*	Doximity, Inc., Class A	8,334	489,622
*	Dynavax Technologies Corp.	12,642	138,809
*	Edgewise Therapeutics, Inc.	8,157	116,319
*	Edwards Lifesciences Corp.	17,477	1,386,101
*	Elanco Animal Health, Inc.	38,253	523,301
*	Electromed, Inc.	2,532	46,108
*	Eledon Pharmaceuticals, Inc.	3,760	11,844

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Elevance Health, Inc.	7,087	$2,006,188
	Embecta Corp.	4,974	50,536
*	Emergent BioSolutions, Inc.	4,000	23,520
	Encompass Health Corp.	13,306	1,465,124
*	Enhabit, Inc.	10,645	71,534
*	Enovis Corp.	6,649	178,193
	Ensign Group, Inc.	8,218	1,232,700
*	Entrada Therapeutics, Inc.	343	2,017
*	Envista Holdings Corp.	17,275	326,325
*	Evolent Health, Inc., Class A	14,475	145,474
*	Exact Sciences Corp.	5,003	234,891
*	Exelixis, Inc.	29,289	1,060,848
*	FONAR Corp.	1,392	21,729
*	Forte Biosciences, Inc.	1,859	18,553
*	Fortrea Holdings, Inc.	6,933	39,795
*	Fulcrum Therapeutics, Inc.	8,094	54,473
*	Fulgent Genetics, Inc.	1,712	29,412
*	Globus Medical, Inc., Class A	9,475	498,669
*	GoodRx Holdings, Inc., Class A	9,207	44,102
*	Haemonetics Corp.	4,379	324,221
*	Halozyme Therapeutics, Inc.	13,388	802,878
*	Harmony Biosciences Holdings, Inc.	5,209	183,253
*	HealthEquity, Inc.	7,876	763,972
	HealthStream, Inc.	4,104	107,361
*	Henry Schein, Inc.	11,572	782,846
#*	Hims & Hers Health, Inc.	13,953	923,410
*	Hologic, Inc.	15,034	1,004,572
	Humana, Inc.	4,200	1,049,454
*	ICON PLC	3,748	634,124
*	ICU Medical, Inc.	2,561	328,858
*	IDEXX Laboratories, Inc.	3,053	1,631,248
*	ImmuCell Corp.	2,105	13,135
*	Immunovant, Inc.	477	7,670
*	Incyte Corp.	11,384	852,548
*	Innoviva, Inc.	12,963	235,538
*	Insmed, Inc.	1,929	206,943
*	Inspire Medical Systems, Inc.	2,250	280,215
*	Instil Bio, Inc.	806	19,344
*	Insulet Corp.	1,839	530,368
		Shares	Value†
HEALTH CARE — (Continued)
*	Integer Holdings Corp.	5,238	$568,375
*	Integra LifeSciences Holdings Corp.	5,295	69,576
*	Intellia Therapeutics, Inc.	4,713	54,859
*	Intuitive Surgical, Inc.	1,966	945,823
#*	Iovance Biotherapeutics, Inc.	26,559	68,257
*	IQVIA Holdings, Inc.	7,620	1,416,253
	iRadimed Corp.	1,040	60,674
*	iTeos Therapeutics, Inc.	3,190	32,347
*	Jasper Therapeutics, Inc.	820	2,378
*	Kewaunee Scientific Corp.	263	14,554
*	Kiniksa Pharmaceuticals International PLC	5,011	151,633
*	Kodiak Sciences, Inc.	5,861	38,536
*	Krystal Biotech, Inc.	3,235	497,769
*	Kura Oncology, Inc.	2,487	15,046
*	Kymera Therapeutics, Inc.	3,232	141,400
	Labcorp Holdings, Inc.	5,445	1,416,136
*	Lantheus Holdings, Inc.	9,250	658,507
	LeMaitre Vascular, Inc.	2,200	178,728
*	LifeStance Health Group, Inc.	39,928	158,913
*	Ligand Pharmaceuticals, Inc.	2,957	389,082
*	Lipocine, Inc.	2,730	8,818
*	Lisata Therapeutics, Inc.	2,185	5,419
*	LivaNova PLC	5,530	233,311
*	Lyra Therapeutics, Inc.	919	6,157
*	MannKind Corp.	22,327	84,396
*	Masimo Corp.	331	50,904
*	Medpace Holdings, Inc.	2,855	1,219,656
	Medtronic PLC	25,470	2,298,413
#*	MEI Pharma, Inc.	559	2,879
*	Merit Medical Systems, Inc.	6,770	574,502
	Mesa Laboratories, Inc.	700	53,536
*	Mettler-Toledo International, Inc.	695	857,408

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Molina Healthcare, Inc.	4,686	$739,779
*	Myriad Genetics, Inc.	9,336	35,850
*	Natera, Inc.	2,672	357,140
	National HealthCare Corp.	2,964	284,633
	National Research Corp.	2,585	32,312
*	Neogen Corp.	16,877	78,478
*	NeoGenomics, Inc.	11,504	55,679
*	Neurocrine Biosciences, Inc.	6,759	866,707
*	Nexgel, Inc.	1,225	2,781
*	Niagen Bioscience, Inc.	5,350	50,022
*	Nuvation Bio, Inc.	4,506	10,634
*	Olema Pharmaceuticals, Inc.	4,274	21,968
*»	OmniAb, Inc. (2200963D US)	977	0
*»	OmniAb, Inc. (2200964D US)	977	0
*	Omnicell, Inc.	5,151	159,732
#*»††	Opiant Pharmaceuticals, Inc.	1,079	0
*	OptimizeRx Corp.	1,931	24,369
*	Option Care Health, Inc.	19,327	567,247
*	Oramed Pharmaceuticals, Inc.	4,929	10,597
*	OraSure Technologies, Inc.	11,009	35,009
*	Organogenesis Holdings, Inc.	22,325	103,141
*	ORIC Pharmaceuticals, Inc.	8,829	88,025
*	Orthofix Medical, Inc.	2,849	31,453
*	OrthoPediatrics Corp.	3,849	79,751
*	Owens & Minor, Inc.	11,029	76,431
*	Pacira BioSciences, Inc.	5,458	115,109
#*»††	PDL BioPharma, Inc.	20,904	8,780
*	Pediatrix Medical Group, Inc.	11,024	135,044
*	Pennant Group, Inc.	4,180	92,671
*	Penumbra, Inc.	862	217,457
*	Performant Healthcare, Inc.	10,905	38,713
*	Personalis, Inc.	7,748	42,459
	Phibro Animal Health Corp., Class A	3,877	102,740
*	Phreesia, Inc.	4,390	118,354
		Shares	Value†
HEALTH CARE — (Continued)
*	Precipio, Inc.	410	$5,797
	Premier, Inc., Class A	10,276	220,728
*	Prestige Consumer Healthcare, Inc.	8,493	628,057
*	Privia Health Group, Inc.	11,081	216,301
*	Pro-Dex, Inc.	640	32,032
*	Progyny, Inc.	8,383	197,084
*	Protagonist Therapeutics, Inc.	1,543	83,106
*	Prothena Corp. PLC	5,964	40,973
*	PTC Therapeutics, Inc.	4,333	225,793
*	Pulmonx Corp.	3,378	6,216
*	Quanterix Corp.	1,794	10,656
	Quest Diagnostics, Inc.	11,211	1,876,833
*	QuidelOrtho Corp.	7,427	170,970
*	RadNet, Inc.	7,849	429,576
*	Rafael Holdings, Inc., Class B	1,879	3,176
*	Repligen Corp.	4,562	534,073
*	Replimune Group, Inc.	9,525	66,961
#	ResMed, Inc.	7,241	1,969,118
*	Rigel Pharmaceuticals, Inc.	1,707	35,949
*	Roivant Sciences Ltd.	63,867	725,529
	Royalty Pharma PLC, Class A	27,375	1,007,400
*	RxSight, Inc.	1,049	8,161
	Select Medical Holdings Corp.	20,968	310,117
*	Semler Scientific, Inc.	675	24,199
*	Sensus Healthcare, Inc.	2,152	12,030
	SIGA Technologies, Inc.	3,400	22,474
	Simulations Plus, Inc.	1,640	21,353
*	Solid Biosciences, Inc.	520	3,557
*	Sotera Health Co.	28,537	327,890
*	STAAR Surgical Co.	4,512	80,832
	STERIS PLC	6,661	1,508,650
	Stryker Corp.	5,139	2,018,239
*	Supernus Pharmaceuticals, Inc.	5,477	192,243
*	Surmodics, Inc.	2,518	90,396
*	Tactile Systems Technology, Inc.	1,970	19,661
*	Talkspace, Inc.	18,113	44,015

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Tarsus Pharmaceuticals, Inc.	730	$28,339
*	Teladoc Health, Inc.	7,300	52,633
	Teleflex, Inc.	4,026	481,107
*	Terns Pharmaceuticals, Inc.	8,504	49,578
*	Theravance Biopharma, Inc.	1,483	16,550
*	Third Harmonic Bio, Inc.	2,266	12,180
*	TransMedics Group, Inc.	593	70,549
*	TruBridge, Inc.	1,404	29,231
	U.S. Physical Therapy, Inc.	1,478	108,116
*	UFP Technologies, Inc.	884	200,129
	Utah Medical Products, Inc.	296	16,458
*	Varex Imaging Corp.	2,678	19,496
*	Veeva Systems, Inc., Class A	4,620	1,313,004
*	Vericel Corp.	3,106	108,524
»††	Verve Therapeutics, Inc.	6,317	3,980
*	Vicarious Surgical, Inc., Class A	1,493	13,228
*	Vir Biotechnology, Inc.	13,414	68,009
*	Waters Corp.	4,559	1,316,457
	West Pharmaceutical Services, Inc.	3,432	821,140
*	Xencor, Inc.	6,336	52,716
*	Xenon Pharmaceuticals, Inc.	3,049	93,116
*	XOMA Royalty Corp.	476	11,843
	Zimmer Biomet Holdings, Inc.	12,870	1,179,535
*	Zimvie, Inc.	3,415	64,168
	Zoetis, Inc.	15,369	2,240,646
*	Zymeworks, Inc.	9,258	116,280
TOTAL HEALTH CARE			81,992,129
INDUSTRIALS — (13.7%)
	A.O. Smith Corp.	14,567	1,031,198
	AAON, Inc.	5,365	447,977
	ABM Industries, Inc.	11,937	550,654
	ACCO Brands Corp.	10,854	40,702
	Acme United Corp.	700	28,126
	Acuity, Inc.	3,101	965,496
*	ACV Auctions, Inc., Class A	9,511	135,151
	Advanced Drainage Systems, Inc.	8,712	999,702
		Shares	Value†
INDUSTRIALS — (Continued)
*	Aebi Schmidt Holding AG	4,835	$49,800
	AECOM	11,491	1,295,495
*	AerSale Corp.	8,958	54,106
	AGCO Corp.	9,879	1,165,426
*	Air Industries Group	1,705	5,899
	Air Lease Corp.	25,058	1,388,213
	Alamo Group, Inc.	1,571	349,673
*	Alaska Air Group, Inc.	19,118	1,012,489
	Albany International Corp., Class A	4,589	248,678
	Alight, Inc., Class A	51,818	277,744
*	Allegiant Travel Co.	1,956	101,008
	Allegion PLC	9,338	1,549,361
	Allient, Inc.	2,437	98,235
*	Alpha Pro Tech Ltd.	2,405	11,688
	Alta Equipment Group, Inc.	2,593	20,122
*	Ameresco, Inc., Class A	2,313	39,136
*	American Airlines Group, Inc.	39,602	455,027
*	American Woodmark Corp.	1,754	92,278
	AMETEK, Inc.	10,621	1,963,292
*	API Group Corp.	33,373	1,203,764
	Apogee Enterprises, Inc.	3,280	137,727
	Applied Industrial Technologies, Inc.	3,687	1,001,020
	ArcBest Corp.	4,841	354,022
	Arcosa, Inc.	6,353	545,596
	Argan, Inc.	2,682	657,036
	Armstrong World Industries, Inc.	6,729	1,266,196
	Astec Industries, Inc.	2,962	117,473
*	Astronics Corp. (ATRO US)	5,860	211,663
*	Astronics Corp. (ATROB US), Class B	835	30,185
*	Asure Software, Inc.	4,001	38,810
*	ATI, Inc.	16,576	1,275,357
	Atkore, Inc.	5,251	404,432
	Atmus Filtration Technologies, Inc.	6,807	264,860
	Automatic Data Processing, Inc.	15,139	4,685,520
	AZZ, Inc.	3,732	408,654
	Barrett Business Services, Inc.	4,980	228,931
*	BlackSky Technology, Inc.	2,083	40,077
*	Blue Bird Corp.	3,575	160,124
*	BlueLinx Holdings, Inc.	1,267	92,833
	Boise Cascade Co.	6,896	577,954

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Booz Allen Hamilton Holding Corp.	11,644	$1,249,751
*	Bowman Consulting Group Ltd.	675	23,409
	Brady Corp., Class A	6,607	466,256
*	BrightView Holdings, Inc.	10,622	169,421
	Brink's Co.	6,787	592,777
	Broadridge Financial Solutions, Inc.	5,925	1,466,497
*	Builders FirstSource, Inc.	12,850	1,633,620
*	Byrna Technologies, Inc.	1,958	43,487
*	CACI International, Inc., Class A	2,544	1,171,690
*	Cadeler AS (CDLR US), ADR	3,216	67,407
	Cadre Holdings, Inc.	3,427	113,331
	Carlisle Cos., Inc.	4,505	1,597,969
	Carrier Global Corp.	27,107	1,860,082
*	Casella Waste Systems, Inc., Class A	5,164	561,482
	Caterpillar, Inc.	22,053	9,659,655
*	CBIZ, Inc.	563	34,411
*	CECO Environmental Corp.	4,856	218,277
	CH Robinson Worldwide, Inc.	12,585	1,451,302
*	Chart Industries, Inc.	4,297	854,373
*	Cimpress PLC	1,976	109,293
	Cintas Corp.	9,992	2,223,720
	Civeo Corp.	743	18,568
*	Clarivate PLC	57,878	222,830
*	Clean Harbors, Inc.	7,483	1,764,566
	CNH Industrial NV	142,294	1,844,130
	Columbus McKinnon Corp.	4,597	67,346
	Comfort Systems USA, Inc.	3,984	2,801,947
	CompX International, Inc.	811	18,896
	Concentrix Corp.	947	49,216
	Concrete Pumping Holdings, Inc.	2,727	18,625
*	Conduent, Inc.	20,948	55,722
*	Construction Partners, Inc., Class A	3,553	358,320
	Copa Holdings SA, Class A	3,829	423,717
*	Copart, Inc.	21,790	987,741
*	Core & Main, Inc., Class A	17,195	1,094,290
		Shares	Value†
INDUSTRIALS — (Continued)
#»††	Costa Communications, Inc.	99	$12
	Covenant Logistics Group, Inc.	4,800	115,920
*	CPI Aerostructures, Inc.	2,525	8,635
	CRA International, Inc.	1,047	184,963
	Crane Co.	6,315	1,236,288
	CSG Systems International, Inc.	5,476	342,031
	CSW Industrials, Inc.	1,931	501,056
	CSX Corp.	133,714	4,752,196
	Cummins, Inc.	8,566	3,149,033
	Curtiss-Wright Corp.	1,489	729,938
*	Custom Truck One Source, Inc.	17,163	106,239
*	Dayforce, Inc.	8,498	490,080
	Deere & Co.	13,509	7,083,714
	Delta Air Lines, Inc.	63,505	3,379,101
	Deluxe Corp.	4,918	79,180
*	Distribution Solutions Group, Inc.	2,652	79,480
*	DLH Holdings Corp.	1,100	6,171
*	DNOW, Inc.	18,221	283,519
	Donaldson Co., Inc.	17,549	1,263,002
	Douglas Dynamics, Inc.	3,080	88,088
	Dover Corp.	8,318	1,506,723
*	Driven Brands Holdings, Inc.	7,795	131,735
	Dun & Bradstreet Holdings, Inc.	34,496	313,914
*	DXP Enterprises, Inc.	2,319	262,650
*	Dycom Industries, Inc.	3,764	1,011,801
	Eastern Co.	312	7,192
	Eaton Corp. PLC	9,499	3,654,455
	EMCOR Group, Inc.	4,418	2,772,251
	Emerson Electric Co.	13,508	1,965,549
*	Energy Recovery, Inc.	4,025	54,136
	Enerpac Tool Group Corp.	8,520	328,105
	EnerSys	6,282	580,268
	Ennis, Inc.	3,943	70,185
	Enpro, Inc.	3,788	804,609
*	Enviri Corp.	7,026	63,234
	Equifax, Inc.	5,520	1,326,070
	Esab Corp.	5,184	695,537
	ESCO Technologies, Inc.	4,269	826,905
	Espey Mfg. & Electronics Corp.	419	18,436
*	Everus Construction Group, Inc.	4,290	318,575

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	EVI Industries, Inc.	123	$2,742
*	ExlService Holdings, Inc.	10,399	451,629
	Expeditors International of Washington, Inc.	14,498	1,685,248
	Exponent, Inc.	3,661	252,463
	Fastenal Co.	62,020	2,860,983
	Federal Signal Corp.	6,612	836,881
	FedEx Corp.	15,656	3,498,959
	Ferguson Enterprises, Inc.	15,823	3,533,751
*	First Advantage Corp.	5,586	96,582
	Flowserve Corp.	12,579	704,927
*	Fluor Corp.	17,180	975,309
	Fortive Corp.	21,448	1,028,003
	Fortune Brands Innovations, Inc.	9,726	530,456
*	Franklin Covey Co.	2,340	46,121
	Franklin Electric Co., Inc.	6,549	615,279
*	FreightCar America, Inc.	3,484	35,397
*	Frontier Group Holdings, Inc.	16,801	73,588
	FTAI Aviation Ltd.	6,133	843,962
	FTAI Infrastructure, Inc.	8,675	54,392
*	FTI Consulting, Inc.	4,598	764,877
*	Gates Industrial Corp. PLC	34,057	844,614
	GATX Corp.	5,801	885,755
	GE Vernova, Inc.	1,662	1,097,402
*	Gencor Industries, Inc.	1,048	15,280
*	Generac Holdings, Inc.	5,104	993,698
	Genpact Ltd.	21,889	964,210
*	Gibraltar Industries, Inc.	5,712	377,163
	Global Industrial Co.	4,216	143,597
*	GMS, Inc.	6,537	716,717
	Gorman-Rupp Co.	3,516	144,719
	Graco, Inc.	12,465	1,046,811
*	Graham Corp.	467	26,689
	Granite Construction, Inc.	9,618	908,612
*	Great Lakes Dredge & Dock Corp.	8,897	98,579
	Greenbrier Cos., Inc.	4,718	214,669
	Griffon Corp.	5,469	444,466
*	GXO Logistics, Inc.	12,803	636,437
*	Hayward Holdings, Inc.	23,079	354,955
*	Healthcare Services Group, Inc.	5,072	65,987
		Shares	Value†
INDUSTRIALS — (Continued)
	Heartland Express, Inc.	10,100	$78,982
	HEICO Corp. (HEI US)	2,300	751,640
	HEICO Corp. (HEIA US), Class A	2,448	631,804
	Heidrick & Struggles International, Inc.	3,052	135,906
	Helios Technologies, Inc.	3,588	131,644
	Herc Holdings, Inc.	5,540	647,127
	Hexcel Corp.	8,621	516,484
	Hillenbrand, Inc.	7,088	146,792
*	Hillman Solutions Corp.	19,912	157,106
	HireQuest, Inc.	1,219	12,470
	HNI Corp.	6,420	330,245
	Honeywell International, Inc.	20,831	4,631,773
	Howmet Aerospace, Inc.	22,815	4,101,453
	Hub Group, Inc., Class A	10,478	366,940
	Hubbell, Inc.	4,852	2,122,653
*	Hudson Technologies, Inc.	6,390	60,002
*	Hurco Cos., Inc.	876	16,837
*	Huron Consulting Group, Inc.	3,291	434,675
	Hyster-Yale, Inc.	1,643	69,022
*	IBEX Holdings Ltd.	2,196	64,936
	ICF International, Inc.	2,697	226,251
	IDEX Corp.	5,022	821,147
*	IES Holdings, Inc.	2,879	1,016,489
	Illinois Tool Works, Inc.	11,263	2,882,990
	Ingersoll Rand, Inc.	18,887	1,598,407
*	Innodata, Inc.	4,000	219,600
*	Innovative Solutions & Support, Inc.	400	6,216
	Insperity, Inc.	3,427	204,181
	Insteel Industries, Inc.	2,607	94,113
	Interface, Inc.	9,368	193,168
	ITT, Inc.	7,681	1,305,463
	Jacobs Solutions, Inc.	7,932	1,125,313
*	Janus International Group, Inc.	14,818	126,990
	JB Hunt Transport Services, Inc.	9,422	1,357,239
*	JELD-WEN Holding, Inc.	12,376	55,692
	Johnson Controls International PLC	45,220	4,748,100
	Kadant, Inc.	1,292	429,939

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Karat Packaging, Inc.	1,611	$43,868
	KBR, Inc.	12,874	601,731
	Kelly Services, Inc., Class A	5,090	62,352
	Kennametal, Inc.	8,725	216,031
	Kforce, Inc.	3,986	138,912
*	Kirby Corp.	9,704	924,888
	Knight-Swift Transportation Holdings, Inc.	19,235	817,487
	Korn Ferry	8,932	633,011
*	L.B. Foster Co., Class A	876	20,586
	Landstar System, Inc.	4,726	630,307
*	Legalzoom.com, Inc.	13,579	122,075
	Lennox International, Inc.	2,259	1,375,731
*	Limbach Holdings, Inc.	1,470	201,390
	Lincoln Electric Holdings, Inc.	6,532	1,590,542
	Lindsay Corp.	1,070	146,066
*	Liquidity Services, Inc.	3,459	82,601
	LSI Industries, Inc.	3,205	58,651
	Luxfer Holdings PLC	1,401	16,840
*	Lyft, Inc., Class A	16,411	230,739
*	Manitowoc Co., Inc.	5,633	71,821
	ManpowerGroup, Inc.	5,103	210,499
	Marten Transport Ltd.	9,721	118,207
	Masco Corp.	9,187	625,910
*	MasTec, Inc.	7,482	1,415,669
*	Mastech Digital, Inc.	1,950	14,079
*	Masterbrand, Inc.	24,063	265,415
*	Matrix Service Co.	5,354	81,809
	Matson, Inc.	7,363	786,221
	Maximus, Inc.	7,837	578,841
*	Mayville Engineering Co., Inc.	932	15,630
	McGrath RentCorp	842	105,073
*	Middleby Corp.	5,430	788,436
	Miller Industries, Inc.	1,864	75,958
	MillerKnoll, Inc.	7,969	151,252
*	Mistras Group, Inc.	2,600	20,644
*	Mobile Infrastructure Corp.	2,837	10,440
*	Montrose Environmental Group, Inc.	3,965	89,966
*	MRC Global, Inc.	11,394	167,264
	MSA Safety, Inc.	3,825	680,353
	MSC Industrial Direct Co., Inc., Class A	4,919	426,084
		Shares	Value†
INDUSTRIALS — (Continued)
	Mueller Industries, Inc.	13,224	$1,128,933
	Mueller Water Products, Inc., Class A	18,020	446,175
*	MYR Group, Inc.	2,344	453,564
*	NEXTracker, Inc., Class A	9,716	566,054
	NL Industries, Inc.	7,700	47,509
	Nordson Corp.	3,283	703,251
*	NPK International, Inc.	14,184	127,940
*	NV5 Global, Inc.	6,371	143,029
	nVent Electric PLC	17,239	1,351,882
*	NWPX Infrastructure, Inc.	1,465	61,208
	Old Dominion Freight Line, Inc.	9,298	1,387,726
	Omega Flex, Inc.	981	31,294
*	OPENLANE, Inc.	17,417	429,155
*	Orion Group Holdings, Inc.	4,820	35,716
	Otis Worldwide Corp.	14,948	1,280,894
	Owens Corning	13,917	1,940,447
	PACCAR, Inc.	26,651	2,632,053
*	PAMT Corp.	3,004	34,035
	Pangaea Logistics Solutions Ltd.	3,295	16,047
	Park Aerospace Corp.	1,437	25,895
	Parker-Hannifin Corp.	3,739	2,736,574
	Park-Ohio Holdings Corp.	1,783	29,241
*	Parsons Corp.	12,580	933,436
	Paychex, Inc.	19,384	2,797,693
	Paycom Software, Inc.	4,702	1,088,701
*	Paylocity Holding Corp.	2,880	532,454
	Pentair PLC	13,278	1,357,012
*	Perma-Fix Environmental Services, Inc.	1,138	13,110
*	Perma-Pipe International Holdings, Inc.	980	21,717
	Pioneer Power Solutions, Inc.	4,039	12,602
	Pitney Bowes, Inc.	6,691	76,010
*	Planet Labs PBC	30,582	191,137
#	Powell Industries, Inc.	1,301	308,467
	Preformed Line Products Co.	889	137,199
	Primoris Services Corp.	8,827	831,239

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Proto Labs, Inc.	4,392	$189,383
	Quanex Building Products Corp.	3,315	64,576
	Quanta Services, Inc.	5,143	2,088,727
*	Radiant Logistics, Inc.	4,889	28,894
*	RBC Bearings, Inc.	1,865	722,389
*	RCM Technologies, Inc.	1,905	45,930
	Regal Rexnord Corp.	8,462	1,293,671
	Republic Services, Inc.	9,323	2,150,350
*	Resideo Technologies, Inc.	11,980	327,054
	Resources Connection, Inc.	5,098	25,796
	REV Group, Inc.	9,603	475,829
	Robert Half, Inc.	8,841	326,321
#*	Rocket Lab Corp.	32,290	1,482,757
	Rockwell Automation, Inc.	5,616	1,975,203
	Rollins, Inc.	17,303	990,943
	Rush Enterprises, Inc. (RUSHA US), Class A	10,360	560,890
	Rush Enterprises, Inc. (RUSHB US), Class B	2,925	158,857
*	RXO, Inc.	10,941	169,038
	Ryder System, Inc.	8,414	1,495,252
*	Saia, Inc.	1,931	583,625
	Schneider National, Inc., Class B	9,578	234,182
	Sensata Technologies Holding PLC	11,043	339,683
*	SIFCO Industries, Inc.	1,584	7,698
	Simpson Manufacturing Co., Inc.	5,786	1,038,182
*	SiteOne Landscape Supply, Inc.	4,790	660,206
	Snap-on, Inc.	4,102	1,317,521
	Southwest Airlines Co.	40,312	1,246,850
*	SPX Technologies, Inc.	5,136	936,755
	SS&C Technologies Holdings, Inc.	12,250	1,047,130
	Standex International Corp.	1,553	255,841
	Stanley Black & Decker, Inc.	7,633	516,372
	Steelcase, Inc., Class A	10,807	111,636
		Shares	Value†
INDUSTRIALS — (Continued)
*	Sterling Infrastructure, Inc.	3,957	$1,058,854
*	Sun Country Airlines Holdings, Inc.	9,275	107,497
*	Sunrun, Inc.	14,549	149,273
*	Symbotic, Inc.	777	41,919
*	TaskUS, Inc., Class A	1,750	29,890
*	Taylor Devices, Inc.	619	27,917
*	TechPrecision Corp.	1,825	7,847
	Tecnoglass, Inc.	6,489	506,337
	Tennant Co.	3,041	251,004
	Terex Corp.	9,959	506,515
	Tetra Tech, Inc.	21,515	790,461
*	Thermon Group Holdings, Inc.	5,028	142,192
	Timken Co.	9,488	721,942
*	Titan International, Inc.	9,194	77,781
*	Titan Machinery, Inc.	4,124	79,676
	Toro Co.	10,062	747,103
	Trane Technologies PLC	5,705	2,499,246
*	Transcat, Inc.	665	50,826
	TransDigm Group, Inc.	645	1,037,457
	TransUnion	8,471	806,354
*	Trex Co., Inc.	12,672	814,049
	TriNet Group, Inc.	4,840	328,200
	Trinity Industries, Inc.	16,456	383,425
*	TrueBlue, Inc.	2,700	19,494
*	TTEC Holdings, Inc.	5,275	26,269
*	Tutor Perini Corp.	11,511	554,255
	Twin Disc, Inc.	300	2,595
*	Uber Technologies, Inc.	21,477	1,884,607
	UFP Industries, Inc.	8,608	843,584
#*	U-Haul Holding Co. (UHAL US)	1,803	104,322
	U-Haul Holding Co. (UHAL/B US)	14,983	779,116
*	Ultralife Corp.	900	7,173
	UniFirst Corp.	1,651	282,371
	Union Pacific Corp.	24,638	5,468,897
*	United Airlines Holdings, Inc.	29,860	2,636,937
	United Parcel Service, Inc., Class B	25,132	2,165,373
	United Rentals, Inc.	4,431	3,912,307
	Universal Logistics Holdings, Inc.	3,779	90,431
*	Upwork, Inc.	19,919	238,231
*	V2X, Inc.	3,679	174,311
	Valmont Industries, Inc.	2,887	1,050,724
	Veralto Corp.	12,799	1,341,719

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Verisk Analytics, Inc.	8,825	$2,459,616
*	Verra Mobility Corp.	19,952	503,988
	Vertiv Holdings Co., Class A	14,652	2,133,331
*	Vicor Corp.	3,727	165,628
	Virco Mfg. Corp.	4,104	31,765
	VSE Corp.	220	34,439
	Wabash National Corp.	6,958	69,302
	Waste Management, Inc.	18,296	4,192,711
	Watsco, Inc. (WSO US)	2,924	1,318,373
	Watts Water Technologies, Inc., Class A	3,258	854,639
	Werner Enterprises, Inc.	9,253	256,493
	WESCO International, Inc.	5,500	1,138,280
	Westinghouse Air Brake Technologies Corp.	9,503	1,825,051
*	Wilhelmina International, Inc.	2,699	8,340
*	Willdan Group, Inc.	2,029	173,074
	Willis Lease Finance Corp.	856	121,192
	WillScot Holdings Corp.	22,925	672,849
	Worthington Enterprises, Inc.	6,215	385,144
	WW Grainger, Inc.	3,272	3,401,375
*	Xometry, Inc., Class A	3,803	122,989
*	XPO, Inc.	14,411	1,733,499
	Xylem, Inc.	12,883	1,863,139
	Zurn Elkay Water Solutions Corp.	14,653	648,395
TOTAL INDUSTRIALS			282,908,120
INFORMATION TECHNOLOGY — (29.2%)
*	908 Devices, Inc.	2,993	19,604
	A10 Networks, Inc.	8,666	159,628
	Accenture PLC, Class A	21,101	5,636,077
*	ACI Worldwide, Inc.	12,506	532,255
	Adeia, Inc.	15,083	195,325
*	Adobe, Inc.	10,300	3,684,207
	Advanced Energy Industries, Inc.	4,534	629,863
*	Advanced Micro Devices, Inc.	26,105	4,602,573
*	Agilysys, Inc.	1,456	166,100
*	Akamai Technologies, Inc.	10,509	801,942
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Alarm.com Holdings, Inc.	4,698	$256,652
*	Allegro MicroSystems, Inc.	17,058	535,792
*	Alpha & Omega Semiconductor Ltd.	3,451	87,897
*	Ambarella, Inc.	3,098	204,747
	Amdocs Ltd.	9,624	821,505
	Amkor Technology, Inc.	39,490	890,894
	Amphenol Corp., Class A	18,191	1,937,523
*	Amtech Systems, Inc.	531	2,498
	Analog Devices, Inc.	12,059	2,708,813
*	Appfolio, Inc., Class A	865	231,284
	Apple, Inc.	413,306	85,789,926
	Applied Materials, Inc.	19,380	3,489,563
*	Applied Optoelectronics, Inc.	9,009	206,036
*	AppLovin Corp., Class A	11,893	4,646,595
*	Arista Networks, Inc.	8,634	1,063,881
*	Arrow Electronics, Inc.	7,162	830,792
*	ASGN, Inc.	5,295	265,491
*	Astera Labs, Inc.	1,035	141,516
*	AstroNova, Inc.	760	8,588
*	Astrotech Corp.	1,677	9,358
*	Atlassian Corp., Class A	622	119,287
*	Aurora Innovation, Inc.	89,937	522,534
*	Autodesk, Inc.	7,262	2,201,185
*	AvePoint, Inc.	11,542	220,221
*	Aviat Networks, Inc.	1,998	43,157
	Avnet, Inc.	15,306	810,300
*	Axcelis Technologies, Inc.	5,425	367,218
	Badger Meter, Inc.	1,916	361,664
	Bel Fuse, Inc. (BELFA US), Class A	230	26,342
	Bel Fuse, Inc. (BELFB US), Class B	1,646	214,046
	Belden, Inc.	7,461	922,553
	Benchmark Electronics, Inc.	5,652	217,602
	Bentley Systems, Inc., Class B	10,991	637,258
*	Bill Holdings, Inc.	5,085	217,892

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	BK Technologies Corp.	438	$17,012
*	Blackbaud, Inc.	4,814	324,560
*	BlackLine, Inc.	3,104	166,933
*	Box, Inc., Class A	14,613	469,077
	Broadcom, Inc.	65,131	19,128,975
*	C3.ai, Inc., Class A	14,109	332,408
*	Cadence Design Systems, Inc.	2,210	805,700
*	Calix, Inc.	5,648	320,185
*	CCC Intelligent Solutions Holdings, Inc.	39,051	377,623
	CDW Corp.	10,020	1,747,288
*	Cerence, Inc.	4,314	37,100
*	CEVA, Inc.	3,555	75,970
*	Ciena Corp.	15,108	1,402,627
*	Cirrus Logic, Inc.	6,880	692,885
	Cisco Systems, Inc.	177,380	12,076,030
	Clear Secure, Inc., Class A	6,009	176,725
*	Clearfield, Inc.	1,682	73,688
*	Clearwater Analytics Holdings, Inc., Class A	1,015	20,564
	Climb Global Solutions, Inc.	650	76,700
*	Cloudflare, Inc., Class A	1,700	353,056
	Cognex Corp.	11,163	455,115
	Cognizant Technology Solutions Corp., Class A	23,206	1,665,263
*	Coherent Corp.	12,213	1,314,119
*	Cohu, Inc.	4,549	81,245
*	CommScope Holding Co., Inc.	1,105	9,061
*	Commvault Systems, Inc.	1,431	271,818
*	Consensus Cloud Solutions, Inc.	2,448	49,401
*	CoreCard Corp.	622	18,007
*	Corsair Gaming, Inc.	11,100	100,566
*	CPI Card Group, Inc.	578	11,219
#*	Credo Technology Group Holding Ltd.	16,721	1,865,228
*	Crexendo, Inc.	1,953	10,878
*	Crowdstrike Holdings, Inc., Class A	593	269,560
*	CS Disco, Inc.	9,206	36,548
	CSP, Inc.	2,700	27,702
	CTS Corp.	5,074	198,850
*	Daily Journal Corp.	277	110,684
*	Daktronics, Inc.	7,928	128,592
*	Data I/O Corp.	1,818	5,890
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Datadog, Inc., Class A	2,827	$395,723
	Dell Technologies, Inc., Class C	4,859	644,741
*	Diebold Nixdorf, Inc.	3,521	198,197
#*	Digi International, Inc.	4,771	155,582
*	Digital Turbine, Inc.	24,004	130,822
*	DigitalOcean Holdings, Inc.	5,484	152,784
*	Diodes, Inc.	6,214	306,785
*	Docusign, Inc.	8,602	650,655
	Dolby Laboratories, Inc., Class A	5,761	434,034
*	Dropbox, Inc., Class A	10,573	287,268
*	DXC Technology Co.	19,677	267,804
*	Dynatrace, Inc.	14,801	778,681
*	E2open Parent Holdings, Inc.	18,850	62,205
*	Eastman Kodak Co.	10,610	71,087
*	eGain Corp.	6,656	41,134
*	Electro-Sensors, Inc.	1,706	7,566
*	Enphase Energy, Inc.	4,282	138,566
#	Entegris, Inc.	9,093	713,437
*	EPAM Systems, Inc.	2,925	461,302
*	ePlus, Inc.	3,675	238,066
*	Everspin Technologies, Inc.	2,288	13,865
*	Expensify, Inc., Class A	4,897	9,941
*	F5, Inc.	5,895	1,847,611
*	Fabrinet	3,186	1,031,404
*	Fair Isaac Corp.	766	1,100,528
*	First Solar, Inc.	6,484	1,132,949
*	Flex Ltd.	36,408	1,815,667
*	FormFactor, Inc.	10,578	300,521
*	Fortinet, Inc.	17,098	1,708,090
*	Franklin Wireless Corp.	2,368	9,212
	Frequency Electronics, Inc.	400	10,640
*	Freshworks, Inc., Class A	15,433	200,475
*	Gartner, Inc.	3,429	1,161,231
	Gen Digital, Inc.	68,131	2,009,183
#*	GLOBALFOUNDRIES, Inc.	11,948	446,736
*	Globant SA	3,619	304,937
*	GoDaddy, Inc., Class A	8,613	1,391,689
*	Grid Dynamics Holdings, Inc.	10,112	95,963
*	Guidewire Software, Inc.	4,215	953,517
	Hackett Group, Inc.	4,484	104,881
*	Harmonic, Inc.	15,531	132,169

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Hewlett Packard Enterprise Co.	77,801	$1,609,703
	HP, Inc.	31,351	777,505
*	HubSpot, Inc.	457	237,480
*	I3 Verticals, Inc., Class A	2,726	76,273
*	Ichor Holdings Ltd.	3,973	78,626
*	Identiv, Inc.	3,087	11,206
*	Informatica, Inc., Class A	10,105	249,593
*	Inseego Corp.	1,459	9,659
*	Insight Enterprises, Inc.	3,541	419,892
*	Intapp, Inc.	1,178	47,179
	Intel Corp.	74,711	1,479,278
*	Intellinetics, Inc.	872	10,508
	InterDigital, Inc.	6,851	1,768,928
	International Business Machines Corp.	43,593	11,035,568
*	inTEST Corp.	5,028	35,146
	Intuit, Inc.	3,967	3,114,611
*	IPG Photonics Corp.	3,608	270,203
*	Itron, Inc.	7,757	966,057
	Jabil, Inc.	11,056	2,467,368
*	Jamf Holding Corp.	9,944	78,955
*	JFrog Ltd.	10,374	450,335
*	Keysight Technologies, Inc.	11,593	1,900,209
*	Kimball Electronics, Inc.	4,412	82,769
	KLA Corp.	4,302	3,781,587
*	Knowles Corp.	20,867	423,809
	Kulicke & Soffa Industries, Inc.	7,371	241,474
*	KVH Industries, Inc.	6,300	33,327
*	Kyndryl Holdings, Inc.	29,915	1,129,890
	Lam Research Corp.	42,270	4,008,887
*	Lantronix, Inc.	3,593	11,534
*	Lattice Semiconductor Corp.	5,181	258,169
*	LGL Group, Inc.	276	2,008
#*	Life360, Inc.	2,482	190,096
	Littelfuse, Inc.	2,515	647,185
*	LiveRamp Holdings, Inc.	7,883	258,720
*	Lumentum Holdings, Inc.	3,938	433,495
*	MACOM Technology Solutions Holdings, Inc.	5,322	729,859
*	Magnachip Semiconductor Corp.	3,475	14,247
*	Manhattan Associates, Inc.	3,939	865,241
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Marvell Technology, Inc.	35,647	$2,864,949
*	MaxLinear, Inc.	8,581	135,751
*	Meridianlink, Inc.	8,344	133,337
	Methode Electronics, Inc.	3,301	21,655
	Microchip Technology, Inc.	19,191	1,297,120
	Micron Technology, Inc.	30,146	3,290,134
	Microsoft Corp.	236,540	126,194,090
*	Mirion Technologies, Inc.	29,221	653,089
*	Mitek Systems, Inc.	6,206	55,978
	MKS, Inc.	5,471	520,730
*	MongoDB, Inc.	3,297	784,323
	Monolithic Power Systems, Inc.	1,170	832,151
	Motorola Solutions, Inc.	5,910	2,594,372
*	M-Tron Industries, Inc.	138	6,069
*	N-able, Inc.	14,654	118,404
	Napco Security Technologies, Inc.	1,980	60,449
*	nCino, Inc.	9,837	274,698
*	NCR Voyix Corp.	14,556	198,253
	NetApp, Inc.	17,550	1,827,481
*	NETGEAR, Inc.	3,401	79,073
*	NetScout Systems, Inc.	7,631	163,456
*	NetSol Technologies, Inc.	1,773	7,216
*	nLight, Inc.	5,265	110,618
*	Nortech Systems, Inc.	3,549	29,847
*	Novanta, Inc.	2,582	317,638
*	Nutanix, Inc., Class A	11,704	879,790
	NVE Corp.	473	29,955
	NVIDIA Corp.	809,969	144,069,023
	NXP Semiconductors NV	11,611	2,482,083
*	Okta, Inc.	14,404	1,408,711
*	Olo, Inc., Class A	13,458	141,040
*	ON Semiconductor Corp.	30,525	1,720,389
*	ON24, Inc.	5,345	26,511
	OneSpan, Inc.	5,413	79,842
*	Onto Innovation, Inc.	3,664	347,164
*	Ooma, Inc.	1,000	11,380
*	Optical Cable Corp.	2,889	12,943
	Oracle Corp.	57,873	14,686,431
*	OSI Systems, Inc.	2,331	515,174
*	Ouster, Inc.	3,306	77,294
*	Palantir Technologies, Inc., Class A	17,833	2,823,856

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Palo Alto Networks, Inc.	3,924	$681,206
*	PAR Technology Corp.	3,271	198,811
	PC Connection, Inc.	3,863	237,922
*	PDF Solutions, Inc.	5,280	117,374
	Pegasystems, Inc.	15,842	930,084
*	Penguin Solutions, Inc.	6,946	163,717
*	Photronics, Inc.	9,051	184,278
*»	Pivotal Software, Inc.	5,539	0
*	Plexus Corp.	4,564	581,910
	Power Integrations, Inc.	5,310	257,641
*	Powerfleet, Inc. NJ	12,987	52,727
	Progress Software Corp.	5,456	262,324
*	PTC, Inc.	5,222	1,121,738
*	Pure Storage, Inc., Class A	8,392	499,492
*	Q2 Holdings, Inc.	3,553	288,504
*	Qorvo, Inc.	8,781	734,092
	QUALCOMM, Inc.	46,083	6,763,141
*	Qualys, Inc.	3,722	495,287
*	Ralliant Corp.	7,149	326,852
*	Rambus, Inc.	12,364	914,071
	Red Violet, Inc.	1,843	81,700
*	Research Solutions, Inc.	2,175	5,796
*	RF Industries Ltd.	4,019	33,117
*	Ribbon Communications, Inc.	18,693	70,286
	Richardson Electronics Ltd.	900	9,072
*	RingCentral, Inc., Class A	4,170	106,293
*	Riot Platforms, Inc.	15,917	213,447
*	Rogers Corp.	2,176	142,702
	Roper Technologies, Inc.	3,130	1,722,752
	Salesforce, Inc.	21,111	5,453,605
*	Samsara, Inc., Class A	1,489	56,627
*	Sandisk Corp.	6,057	259,966
*	Sanmina Corp.	7,773	901,979
	Sapiens International Corp. NV	6,295	172,546
*	ScanSource, Inc.	6,325	245,663
	Seagate Technology Holdings PLC	11,231	1,763,379
*	SEMrush Holdings, Inc., Class A	10,695	95,827
*	SentinelOne, Inc., Class A	21,233	389,413
*	ServiceNow, Inc.	1,272	1,199,649
*	Silicon Laboratories, Inc.	2,753	362,763
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	SiTime Corp.	1,376	$279,122
*	SkyWater Technology, Inc.	5,481	49,055
	Skyworks Solutions, Inc.	10,153	695,887
*	Snowflake, Inc., Class A	3,909	873,661
*	SolarEdge Technologies, Inc.	1,447	37,130
#*	Sono-Tek Corp.	1,854	6,137
*	SoundThinking, Inc.	695	7,930
*	Sprinklr, Inc., Class A	12,858	115,851
*	SPS Commerce, Inc.	2,405	261,820
*	Synaptics, Inc.	4,261	267,165
*	Synchronoss Technologies, Inc.	1,264	9,252
*	Synopsys, Inc.	1,177	745,594
	Taitron Components, Inc., Class A	908	1,970
	TD SYNNEX Corp.	7,767	1,121,477
	TE Connectivity PLC	14,289	2,939,962
*	Telos Corp.	5,291	13,598
*	Teradata Corp.	7,808	163,421
	Teradyne, Inc.	11,627	1,249,089
	Texas Instruments, Inc.	19,970	3,615,768
*	TransAct Technologies, Inc.	3,396	12,803
*	Trimble, Inc.	11,569	970,523
*	Trio-Tech International	100	544
*	TTM Technologies, Inc.	21,137	998,723
*	Twilio, Inc., Class A	15,846	2,044,134
*	Tyler Technologies, Inc.	1,230	719,009
*	UiPath, Inc., Class A	28,455	334,346
*	Ultra Clean Holdings, Inc.	4,592	103,412
*	Unisys Corp.	4,980	20,567
*	Unity Software, Inc.	14,696	490,259
	Universal Display Corp.	3,827	552,619
*	Veeco Instruments, Inc.	6,990	145,252
*	Verint Systems, Inc.	6,720	143,002
	VeriSign, Inc.	3,157	848,823
*	Vertex, Inc., Class A	3,411	113,143
*	Viant Technology, Inc., Class A	2,000	29,000
*	Viavi Solutions, Inc.	18,540	186,327
*	VirnetX Holding Corp.	704	10,271
	Vishay Intertechnology, Inc.	12,559	205,842

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Vishay Precision Group, Inc.	1,676	$44,448
	Vontier Corp.	21,776	903,051
	Western Digital Corp.	35,100	2,762,019
*	WidePoint Corp.	1,192	3,588
*	Workday, Inc., Class A	3,174	728,052
	Xerox Holdings Corp.	15,597	63,168
*	Xperi, Inc.	5,663	34,091
*	Yext, Inc.	14,477	117,553
*	Zebra Technologies Corp., Class A	3,681	1,247,933
*	Zeta Global Holdings Corp., Class A	7,393	115,700
*	Zoom Communications, Inc.	16,838	1,246,854
*	Zscaler, Inc.	1,433	409,207
TOTAL INFORMATION TECHNOLOGY			602,905,635
MATERIALS — (3.1%)
	Albemarle Corp.	6,034	409,407
	Amcor PLC	295,105	2,759,232
	American Vanguard Corp.	4,707	18,169
*	Ampco-Pittsburgh Corp.	5,501	17,768
	AptarGroup, Inc.	7,061	1,109,566
	Ardagh Metal Packaging SA	15,588	61,729
	Ashland, Inc.	4,470	230,473
*	Aspen Aerogels, Inc.	6,775	51,897
	Avery Dennison Corp.	8,103	1,359,440
	Avient Corp.	9,312	293,980
*	Axalta Coating Systems Ltd.	22,216	629,157
	Balchem Corp.	3,669	559,412
	Ball Corp.	18,207	1,042,533
*	Bioceres Crop Solutions Corp.	1,800	6,156
	Caledonia Mining Corp. PLC	858	16,894
	Carpenter Technology Corp.	6,731	1,678,644
	Celanese Corp.	7,945	414,967
	Chemours Co.	6,237	74,719
*	Clearwater Paper Corp.	2,420	54,595
*	Coeur Mining, Inc.	55,648	483,581
	Commercial Metals Co.	17,936	930,161
*	Compass Minerals International, Inc.	2,432	48,470
		Shares	Value†
MATERIALS — (Continued)
*	Core Molding Technologies, Inc.	1,483	$24,677
	Corteva, Inc.	32,710	2,359,372
	CRH PLC (CRHCF US)	20,930	1,997,769
	Crown Holdings, Inc.	15,246	1,514,843
	Dow, Inc.	35,233	820,577
	DuPont de Nemours, Inc.	14,902	1,071,454
	Eastman Chemical Co.	10,449	758,702
	Ecolab, Inc.	5,534	1,448,580
*	Ecovyst, Inc.	15,043	129,520
	Element Solutions, Inc.	39,809	939,492
	Flexible Solutions International, Inc.	3,352	17,873
*	Flotek Industries, Inc.	1,526	18,388
	FMC Corp.	7,230	282,259
	Fortitude Gold Corp.	2,144	7,547
	Graphic Packaging Holding Co.	41,883	936,504
	Greif, Inc. (GEF US), Class A	3,210	203,610
	Greif, Inc. (GEF/B US), Class B	1,032	67,751
	Hawkins, Inc.	3,498	571,153
	HB Fuller Co.	8,435	474,047
	Hecla Mining Co.	72,126	414,003
	Huntsman Corp.	17,191	166,753
*	Idaho Strategic Resources, Inc.	1,730	28,372
*	Ingevity Corp.	3,805	159,011
	Innospec, Inc.	3,617	288,998
	International Flavors & Fragrances, Inc.	14,041	997,332
	International Paper Co.	34,842	1,628,515
*	Intrepid Potash, Inc.	2,450	81,536
*	James Hardie Industries PLC	14,021	363,705
	Kaiser Aluminum Corp.	1,846	142,714
*	Knife River Corp.	5,135	423,535
	Koppers Holdings, Inc.	2,707	88,952
	Kronos Worldwide, Inc.	6,757	36,150
	Linde PLC	473	217,703
	Louisiana-Pacific Corp.	9,623	870,015
	LyondellBasell Industries NV, Class A	19,965	1,156,573
	Martin Marietta Materials, Inc.	2,807	1,613,688

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Materion Corp.	3,754	$395,296
*	Metallus, Inc.	5,715	90,297
	Minerals Technologies, Inc.	4,401	255,918
	Mosaic Co.	24,802	893,120
*	MP Materials Corp.	3,174	195,201
	Myers Industries, Inc.	5,581	81,762
	NewMarket Corp.	1,553	1,066,911
	Newmont Corp.	58,173	3,612,543
	Nexa Resources SA	11,001	53,245
	Northern Technologies International Corp.	1,079	8,308
	Nucor Corp.	21,412	3,063,415
*	O-I Glass, Inc.	11,203	145,751
	Packaging Corp. of America	8,759	1,697,056
*	Perimeter Solutions, Inc.	7,733	124,733
	PPG Industries, Inc.	10,759	1,135,075
	Quaker Chemical Corp.	1,172	134,100
*	Ranpak Holdings Corp.	9,250	33,763
*	Rayonier Advanced Materials, Inc.	12,807	49,179
	Reliance, Inc.	5,364	1,556,257
»††	Resolute Forest Products, Inc.	12,553	3,343
	Royal Gold, Inc.	5,346	809,491
	RPM International, Inc.	13,525	1,587,970
	Ryerson Holding Corp.	3,589	73,933
	Scotts Miracle-Gro Co.	4,002	250,765
	Sealed Air Corp.	15,314	448,241
	Sensient Technologies Corp.	6,028	676,884
	Sherwin-Williams Co.	8,420	2,786,010
	Silgan Holdings, Inc.	18,127	843,449
	Smurfit WestRock PLC	23,655	1,049,809
	Sonoco Products Co.	11,660	525,516
	Southern Copper Corp.	5,730	539,537
	Steel Dynamics, Inc.	18,048	2,302,203
	Stepan Co.	2,698	136,978
	Sylvamo Corp.	5,906	272,089
*	Tredegar Corp.	2,020	17,594
	TriMas Corp.	6,422	229,458
	U.S. Lime & Minerals, Inc.	3,000	298,740
		Shares	Value†
MATERIALS — (Continued)
	Vulcan Materials Co.	6,953	$1,909,781
	Westlake Corp.	3,759	298,089
	Worthington Steel, Inc.	9,015	275,138
TOTAL MATERIALS			64,499,571
REAL ESTATE — (0.5%)
*	AMREP Corp.	1,504	33,464
*	Anywhere Real Estate, Inc.	7,200	33,264
*	CBRE Group, Inc., Class A	14,192	2,210,262
*	Compass, Inc., Class A	55,723	442,441
*	CoStar Group, Inc.	13,553	1,290,110
*	Cushman & Wakefield PLC	34,988	426,504
	eXp World Holdings, Inc.	5,362	57,802
*	Five Point Holdings LLC, Class A	105	560
*	Forestar Group, Inc.	6,215	154,132
*	FRP Holdings, Inc.	2,900	76,560
*	Howard Hughes Holdings, Inc.	6,943	477,192
*	Jones Lang LaSalle, Inc.	5,248	1,418,849
	Kennedy-Wilson Holdings, Inc.	17,255	126,307
	Marcus & Millichap, Inc.	5,649	176,023
*	Maui Land & Pineapple Co., Inc.	848	14,424
*	Millrose Properties, Inc.	1,300	38,987
	Newmark Group, Inc., Class A	29,807	452,172
*	RE/MAX Holdings, Inc., Class A	1,315	10,112
	RMR Group, Inc., Class A	1,332	21,392
*	Seaport Entertainment Group, Inc.	1,748	40,326
	St. Joe Co.	7,661	386,881
*	Stratus Properties, Inc.	889	14,166
*	Tejon Ranch Co.	3,436	61,711
*	Zillow Group, Inc. (Z US), Class C	17,587	1,399,046
*	Zillow Group, Inc. (ZG US), Class A	5,612	430,721
TOTAL REAL ESTATE			9,793,408

U.S. Social Core Equity 2 Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (1.0%)
American States Water Co.	4,161	$306,208
American Water Works Co., Inc.	6,505	912,261
Artesian Resources Corp., Class A	900	29,385
Atmos Energy Corp.	6,376	994,146
California Water Service Group	4,692	213,345
CenterPoint Energy, Inc.	26,711	1,036,921
Chesapeake Utilities Corp.	1,966	235,684
Clearway Energy, Inc. (CWEN US), Class C	7,141	233,011
Clearway Energy, Inc. (CWENA US), Class A	4,357	134,109
Consolidated Edison, Inc.	11,925	1,234,238
Consolidated Water Co. Ltd.	959	27,897
Constellation Energy Corp.	5,311	1,847,378
Edison International	11,404	594,377
Essential Utilities, Inc.	11,738	431,958
Eversource Energy	14,271	943,313
Exelon Corp.	30,258	1,359,795
Genie Energy Ltd., Class B	2,801	56,916
Global Water Resources, Inc.	1,359	12,978
H2O America	2,694	130,093
MDU Resources Group, Inc.	19,456	335,616
Middlesex Water Co.	1,498	77,297
New Jersey Resources Corp.	14,903	684,197
NiSource, Inc.	5,961	253,044
Northwest Natural Holding Co.	3,500	139,720
NRG Energy, Inc.	24,899	4,163,113
ONE Gas, Inc.	3,622	263,319
Ormat Technologies, Inc.	6,506	581,702
	Shares	Value†
UTILITIES — (Continued)
Public Service Enterprise Group, Inc.	15,919	$1,429,367
* Pure Cycle Corp.	2,551	25,000
RGC Resources, Inc.	150	3,021
Sempra	19,399	1,584,510
Southwest Gas Holdings, Inc.	5,174	404,296
Spire, Inc.	4,326	322,157
UGI Corp.	6,815	246,567
Unitil Corp.	1,532	79,021
York Water Co.	1,162	35,162
TOTAL UTILITIES		21,361,122
TOTAL COMMON STOCKS		2,038,367,638
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*» M-Tron Industries, Inc. Warrants 03/11/2028	138	249
TOTAL RIGHTS/WARRANTS		249
TOTAL INVESTMENT SECURITIES (Cost $892,685,774)		2,038,367,887

TEMPORARY CASH INVESTMENTS — (0.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	3,261,626	3,261,626
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	1,915,821	22,160,298
TOTAL INVESTMENTS — (100.0%)
(Cost $918,107,359)^^			$2,063,789,811

U.S. Social Core Equity 2 Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$214,352,489	—	—	$214,352,489
Consumer Discretionary	227,883,226	—	—	227,883,226
Consumer Staples	105,881,502	$32,157	—	105,913,659
Energy	37,754,616	—	—	37,754,616
Financials	389,002,799	864	—	389,003,663
Health Care	81,933,140	12,180	$46,809	81,992,129
Industrials	282,899,473	8,635	12	282,908,120
Information Technology	602,905,635	—	—	602,905,635
Materials	64,496,228	—	3,343	64,499,571
Real Estate	9,793,408	—	—	9,793,408
Utilities	21,361,122	—	—	21,361,122
Rights/Warrants
Information Technology	—	249	—	249
Temporary Cash Investments	3,261,626	—	—	3,261,626
Securities Lending Collateral	—	22,160,298	—	22,160,298
Total Investments in Securities	$2,041,525,264	$22,214,383	$50,164˂˃	$2,063,789,811

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (10.1%)
	Alphabet, Inc. (GOOG US), Class C	633,075	$122,094,844
	Alphabet, Inc. (GOOGL US), Class A	781,101	149,893,282
*	AMC Networks, Inc., Class A	11,720	70,203
*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	505	23,786
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	7,502	334,289
*	Bandwidth, Inc., Class A	7,440	103,490
*	Boston Omaha Corp., Class A	12,683	170,586
*	Bumble, Inc., Class A	31,032	241,429
*	Cargurus, Inc.	25,092	823,519
*	Cars.com, Inc.	38,098	490,321
#*	Charter Communications, Inc., Class A	27,932	7,523,764
	Cinemark Holdings, Inc.	18,091	486,105
*	Cineverse Corp.	3,509	17,685
	Comcast Corp., Class A	578,715	19,230,699
*	DoubleVerify Holdings, Inc.	43,738	670,066
	Electronic Arts, Inc.	49,195	7,501,746
	Entravision Communications Corp., Class A	22,631	50,015
*	Eventbrite, Inc., Class A	23,633	57,665
*	EverQuote, Inc., Class A	9,016	221,703
*	EW Scripps Co., Class A	1,353	4,045
	Fox Corp. (FOX US), Class B	93,048	4,758,475
	Fox Corp. (FOXA US), Class A	84,539	4,713,895
*	GCI Liberty, Inc. (GLBKV US), Class C	4,296	142,842
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	GCI Liberty, Inc. (GLIBA US), Class A	695	$22,963
	Gray Media, Inc.	33,919	152,975
*	Harte Hanks, Inc.	2,751	9,381
*	IMAX Corp.	15,868	409,236
*	Integral Ad Science Holding Corp.	39,809	326,434
	Interpublic Group of Cos., Inc.	169,705	4,174,743
	Iridium Communications, Inc.	40,340	986,716
*	IZEA Worldwide, Inc.	3,667	13,678
	John Wiley & Sons, Inc. (WLY US), Class A	20,601	795,199
*	Liberty Broadband Corp. (LBRDA US), Class A	3,478	212,610
*	Liberty Broadband Corp. (LBRDK US), Class C	21,483	1,317,338
*	Liberty Global Ltd. (LBTYA US), Class A	67,880	680,158
*	Liberty Global Ltd. (LBTYK US), Class C	57,231	585,473
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	7,494	675,359
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	75,174	7,543,711
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	5,315	434,767
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	12,804	1,078,481
*	Lionsgate Studios Corp.	9,320	55,174
#*	Live Nation Entertainment, Inc.	21,055	3,109,823

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Madison Square Garden Entertainment Corp.	3,901	$147,419
*	Madison Square Garden Sports Corp.	2,528	510,909
*	Magnite, Inc.	62,773	1,444,407
	Match Group, Inc.	108,850	3,730,289
	Meta Platforms, Inc., Class A	399,150	308,718,576
	National CineMedia, Inc.	3,203	15,406
*	Netflix, Inc.	47,504	55,076,138
	New York Times Co., Class A	49,129	2,549,304
#	News Corp. (NWS US), Class B	53,151	1,776,306
	News Corp. (NWSA US), Class A	111,568	3,271,174
	Nexstar Media Group, Inc.	17,313	3,239,435
#	Omnicom Group, Inc.	76,745	5,529,477
	Paramount Global (PARA US), Class B	127,312	1,600,312
	Paramount Global (PARAA US), Class A	1,311	25,027
*	Pinterest, Inc., Class A	166,315	6,419,759
*	PubMatic, Inc., Class A	24,857	298,533
*	QuinStreet, Inc.	17,179	281,907
*	Reddit, Inc., Class A	25,174	4,042,693
*	Reservoir Media, Inc.	7,410	58,835
*	ROBLOX Corp., Class A	38,058	5,244,012
*	Roku, Inc.	18,516	1,743,467
	Scholastic Corp.	12,297	303,367
	Shenandoah Telecommunications Co.	4,587	67,337
	Shutterstock, Inc.	13,380	256,361
	Sinclair, Inc.	23,023	332,913
#	Sirius XM Holdings, Inc.	44,732	944,740
*	Snap, Inc., Class A	360,398	3,398,553
*	Sphere Entertainment Co.	8,869	381,810
	Spok Holdings, Inc.	1,735	31,820
*	Spotify Technology SA	21,828	13,676,115
*	Stagwell, Inc.	94,859	543,542
*	Starz Entertainment Corp.	621	9,036
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Sunrise Communications AG, ADR, Class A	14,507	$769,741
*	Take-Two Interactive Software, Inc.	24,539	5,465,571
*	Teads Holding Co.	2,425	6,135
*	TechTarget, Inc.	6,809	49,297
	TEGNA, Inc.	37,675	629,173
*	Thryv Holdings, Inc.	16,195	213,126
	TKO Group Holdings, Inc.	6,435	1,081,144
*	Trade Desk, Inc., Class A	33,855	2,944,031
*	Travelzoo	800	7,992
*	TripAdvisor, Inc.	39,760	695,402
	Verizon Communications, Inc.	384,117	16,424,843
*	Vimeo, Inc.	62,477	236,788
	Walt Disney Co.	145,942	17,383,152
*	Warner Bros Discovery, Inc.	523,452	6,893,863
	Warner Music Group Corp., Class A	36,986	1,082,210
*	WideOpenWest, Inc.	15,337	51,686
*	Yelp, Inc.	23,492	808,830
*	Zedge, Inc., Class B	148	595
*	Ziff Davis, Inc.	20,403	634,941
*	ZoomInfo Technologies, Inc.	152,126	1,647,525
TOTAL COMMUNICATION SERVICES			824,903,697
CONSUMER DISCRETIONARY — (12.0%)
*	1-800-Flowers.com, Inc., Class A	16,230	95,919
*	1stdibs.com, Inc.	2,009	5,545
*	Abercrombie & Fitch Co., Class A	23,223	2,229,872
	Academy Sports & Outdoors, Inc.	32,906	1,671,296
#	Acushnet Holdings Corp.	27,826	2,215,506
*	Adient PLC	36,199	776,107
	ADT, Inc.	363,352	3,033,989
*	Adtalem Global Education, Inc.	19,656	2,246,091
	Advance Auto Parts, Inc.	10,170	539,722
*	Airbnb, Inc., Class A	53,929	7,140,739
	A-Mark Precious Metals, Inc.	9,904	210,757
*	Amazon.com, Inc.	966,853	226,349,956
	American Eagle Outfitters, Inc.	72,558	783,626
*	American Public Education, Inc.	7,366	217,444

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	America's Car-Mart, Inc.	3,515	$158,316
*	Aptiv PLC	68,538	4,704,448
	Aramark	70,364	2,994,692
	Arko Corp.	5,315	22,164
*	Asbury Automotive Group, Inc.	9,577	2,127,243
	Autoliv, Inc.	20,475	2,283,986
*	AutoNation, Inc.	21,551	4,151,585
*	AutoZone, Inc.	2,132	8,034,186
	Bassett Furniture Industries, Inc.	1,000	15,820
	Bath & Body Works, Inc.	59,968	1,736,673
*	Beazer Homes USA, Inc.	14,436	339,246
	Best Buy Co., Inc.	95,240	6,196,314
*	Birkenstock Holding PLC	19,034	953,413
	Booking Holdings, Inc.	6,994	38,495,396
*	Boot Barn Holdings, Inc.	9,843	1,692,012
	BorgWarner, Inc.	82,428	3,033,350
*	Bright Horizons Family Solutions, Inc.	15,822	1,789,468
	Brightstar Lottery PLC	41,844	620,965
	Brunswick Corp.	18,788	1,095,152
	Buckle, Inc.	25,077	1,238,051
	Build-A-Bear Workshop, Inc.	10,909	553,195
*	Burlington Stores, Inc.	18,386	5,018,643
	Caleres, Inc.	13,712	188,266
	Camping World Holdings, Inc., Class A	21,998	304,452
*	Capri Holdings Ltd.	71,183	1,294,819
*	CarMax, Inc.	60,363	3,417,149
	Carriage Services, Inc.	8,915	400,462
	Carter's, Inc.	17,393	421,606
#*	Carvana Co.	21,574	8,417,528
	Cato Corp., Class A	7,874	22,205
*	Cavco Industries, Inc.	3,956	1,596,918
	Century Communities, Inc.	18,410	1,036,299
*	Champion Homes, Inc.	20,941	1,275,307
	Cheesecake Factory, Inc.	3,813	243,689
*	Chewy, Inc., Class A	42,401	1,556,117
*	Chipotle Mexican Grill, Inc.	130,085	5,578,045
#	Choice Hotels International, Inc.	3,377	431,277
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Citi Trends, Inc.	4,712	$143,810
	Columbia Sportswear Co.	26,447	1,496,107
*	ContextLogic, Inc., Class A	11,775	88,195
*	Coupang, Inc.	182,470	5,370,092
*	Coursera, Inc.	93,866	1,186,466
#*	Crocs, Inc.	31,903	3,181,686
	Crown Crafts, Inc.	1,603	4,472
	Dana, Inc.	36,627	583,102
*	Deckers Outdoor Corp.	81,991	8,704,984
#	Designer Brands, Inc., Class A	23,730	66,919
*	Destination XL Group, Inc.	39,690	51,597
	Dick's Sporting Goods, Inc.	24,989	5,285,423
#	Dillard's, Inc., Class A	5,372	2,508,348
	Domino's Pizza, Inc.	5,390	2,496,702
*	DoorDash, Inc., Class A	53,380	13,358,345
*	Dorman Products, Inc.	9,684	1,168,084
	DR Horton, Inc.	102,854	14,691,665
*	DraftKings, Inc., Class A	3,888	175,115
*	Dream Finders Homes, Inc., Class A	9,383	237,578
*	Duolingo, Inc.	3,062	1,061,136
	eBay, Inc.	141,985	13,027,124
*	El Pollo Loco Holdings, Inc.	8,900	91,670
	Escalade, Inc.	1,044	12,831
*	Etsy, Inc.	45,455	2,648,663
	Expedia Group, Inc.	61,298	11,047,126
*	Figs, Inc., Class A	55,198	358,787
*	Five Below, Inc.	14,838	2,025,684
	Flanigan's Enterprises, Inc.	8	256
	Flexsteel Industries, Inc.	1,661	56,491
*	Floor & Decor Holdings, Inc., Class A	28,457	2,180,944
*	Flutter Entertainment PLC	39,115	11,822,900
*	Foot Locker, Inc.	49,333	1,235,298
	Ford Motor Co.	1,116,514	12,359,810
*	Fox Factory Holding Corp.	4,772	144,926
*	Frontdoor, Inc.	21,292	1,245,582
*	Funko, Inc., Class A	29,673	113,944
#*	GameStop Corp., Class A	64,876	1,456,466
	Gap, Inc.	175,880	3,422,625
	Garmin Ltd.	33,720	7,376,587

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Garrett Motion, Inc.	59,560	$776,662
	General Motors Co.	350,255	18,682,602
*	Genesco, Inc.	5,487	132,017
	Gentex Corp.	47,928	1,266,258
*	Gentherm, Inc.	13,696	438,820
	Genuine Parts Co.	54,014	6,961,324
*	G-III Apparel Group Ltd.	17,412	410,923
*	Global Business Travel Group I	18,277	117,521
*	Good Times Restaurants, Inc.	3,851	5,507
	Graham Holdings Co., Class B	615	586,821
*	Grand Canyon Education, Inc.	5,104	860,687
*	Green Brick Partners, Inc.	19,788	1,225,669
	Group 1 Automotive, Inc.	9,387	3,868,852
	Guess?, Inc.	32,446	421,798
	H&R Block, Inc.	36,473	1,981,943
	Hamilton Beach Brands Holding Co., Class A	2,900	45,153
*	Hanesbrands, Inc.	72,533	296,660
	Harley-Davidson, Inc.	49,499	1,204,311
	Hasbro, Inc.	75,312	5,660,450
*	Helen of Troy Ltd.	7,531	165,531
	Home Depot, Inc.	163,348	60,032,023
	Hooker Furnishings Corp.	4,239	40,059
*	Hovnanian Enterprises, Inc., Class A	1,200	143,364
#	Installed Building Products, Inc.	5,851	1,183,599
	J Jill, Inc.	3,245	50,882
	JAKKS Pacific, Inc.	6,498	115,080
	Johnson Outdoors, Inc., Class A	4,369	145,051
	KB Home	47,050	2,599,983
#	Kohl's Corp.	55,052	596,764
	Kontoor Brands, Inc.	20,717	1,153,108
*	Koss Corp.	2,113	11,157
#	Krispy Kreme, Inc.	20,413	73,895
*	Lands' End, Inc.	15,955	187,152
	Las Vegas Sands Corp.	87,799	4,600,668
*	Latham Group, Inc.	5,809	39,385
*	Laureate Education, Inc.	33,931	766,841
	La-Z-Boy, Inc.	20,910	752,133
	LCI Industries	10,194	968,430
	Lear Corp.	20,731	1,954,726
*	Legacy Housing Corp.	4,151	92,899
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lennar Corp. (LEN US), Class A	70,155	$7,869,988
	Lennar Corp. (LENB US), Class B	6,006	643,723
	Levi Strauss & Co., Class A	33,542	660,442
*	LGI Homes, Inc.	11,406	607,598
	Lifetime Brands, Inc.	8,691	38,240
*	Light & Wonder, Inc.	8,548	823,343
*	Lincoln Educational Services Corp.	8,065	184,447
#	Lithia Motors, Inc.	11,701	3,369,888
	LKQ Corp.	78,125	2,302,344
*	Lovesac Co.	13,762	247,854
	Lowe's Cos., Inc.	60,779	13,588,361
#*	Lucid Group, Inc.	263,266	647,634
*	Lululemon Athletica, Inc.	51,370	10,301,226
*	M/I Homes, Inc.	4,720	567,297
	Macy's, Inc.	144,821	1,829,089
*	Malibu Boats, Inc., Class A	7,718	257,087
	Marine Products Corp.	15,321	131,607
*	MarineMax, Inc.	11,036	250,296
*	MasterCraft Boat Holdings, Inc.	8,081	156,287
*	Mattel, Inc.	87,566	1,489,498
	Matthews International Corp., Class A	9,754	229,121
	McDonald's Corp.	75,135	22,545,759
	Meritage Homes Corp.	14,026	944,511
*	MGM Resorts International	39,579	1,442,655
*	Mister Car Wash, Inc.	70,273	405,827
*	Mobileye Global, Inc., Class A	30,168	429,592
#	Monro, Inc.	16,085	226,718
*	Motorcar Parts of America, Inc.	1,259	13,056
	Movado Group, Inc.	6,505	100,893
*	National Vision Holdings, Inc.	35,815	868,872
	Newell Brands, Inc.	154,964	869,348
	NIKE, Inc., Class B	287,109	21,444,171
*	NVR, Inc.	1,335	10,078,569
*	ODP Corp.	14,226	253,792
*	Ollie's Bargain Outlet Holdings, Inc.	18,614	2,543,231
	OneSpaWorld Holdings Ltd.	18,352	405,946
*	OneWater Marine, Inc., Class A	3,499	53,675
*	O'Reilly Automotive, Inc.	55,155	5,422,840
	Oxford Industries, Inc.	6,265	239,198

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Papa John's International, Inc.	6,127	$259,846
	Penske Automotive Group, Inc.	36,841	6,167,552
	Perdoceo Education Corp.	22,173	638,139
*	Petco Health & Wellness Co., Inc.	109,788	330,462
*	PetMed Express, Inc.	3,207	10,006
	Phinia, Inc.	8,382	424,967
*	Planet Fitness, Inc., Class A	13,639	1,489,242
	Polaris, Inc.	24,191	1,279,946
	Pool Corp.	11,686	3,600,924
*	Potbelly Corp.	2,653	31,916
	PulteGroup, Inc.	80,153	9,050,877
*	Pursuit Attractions & Hospitality, Inc.	7,595	229,673
	PVH Corp.	23,221	1,704,886
	Ralph Lauren Corp.	15,199	4,540,701
*	Rave Restaurant Group, Inc.	2,343	7,052
*	Rent the Runway, Inc., Class A	319	1,554
*	Revolve Group, Inc.	17,746	368,229
*	Rivian Automotive, Inc., Class A	182,043	2,342,893
	Rocky Brands, Inc.	2,430	63,569
	Ross Stores, Inc.	80,186	10,948,596
*	Sabre Corp.	185,386	561,720
*	Sally Beauty Holdings, Inc.	54,172	527,635
*	Savers Value Village, Inc.	13,012	135,455
	Service Corp. International	28,810	2,198,491
*	SharkNinja, Inc.	72,847	8,457,537
#	Shoe Carnival, Inc.	14,453	295,708
#	Signet Jewelers Ltd.	17,900	1,415,890
*	Skechers USA, Inc., Class A	44,778	2,832,208
*	Sleep Number Corp.	6,945	50,907
*	Soho House & Co., Inc.	2,267	14,395
#	Somnigroup International, Inc.	57,575	4,167,278
	Sonic Automotive, Inc., Class A	14,445	1,045,096
*	Sonos, Inc.	63,464	686,046
	Standard Motor Products, Inc.	9,214	279,737
	Starbucks Corp.	60,374	5,382,946
#	Steven Madden Ltd.	35,041	841,159
*	Stitch Fix, Inc., Class A	60,518	286,250
*	Stoneridge, Inc.	8,307	63,964
	Strategic Education, Inc.	2,305	170,904
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Strattec Security Corp.	717	$45,501
*	Stride, Inc.	11,967	1,534,528
	Superior Group of Cos., Inc.	2,597	25,061
*	Sweetgreen, Inc., Class A	26,468	340,908
	Tandy Leather Factory, Inc.	129	454
	Tapestry, Inc.	124,113	13,407,927
*	Taylor Morrison Home Corp.	85,510	5,069,033
*	Tesla, Inc.	215,387	66,397,350
	Texas Roadhouse, Inc.	11,153	2,064,755
#	Thor Industries, Inc.	21,735	1,977,668
*	Tile Shop Holdings, Inc.	27,025	170,528
#*	Tilly's, Inc., Class A	9,617	17,214
	TJX Cos., Inc.	159,841	19,905,000
	Toll Brothers, Inc.	45,066	5,334,012
*	TopBuild Corp.	12,569	4,655,935
#*	Topgolf Callaway Brands Corp.	44,910	415,417
	Tractor Supply Co.	113,320	6,453,574
	Travel & Leisure Co.	11,102	657,793
*	Tri Pointe Homes, Inc.	74,908	2,307,166
*	Ulta Beauty, Inc.	17,524	9,025,035
*	Under Armour, Inc. (UA US), Class C	100,890	635,607
#*	Under Armour, Inc. (UAA US), Class A	100,273	665,813
*	United Parks & Resorts, Inc.	8,096	383,184
*	Universal Electronics, Inc.	3,365	20,426
*	Universal Technical Institute, Inc.	13,937	449,050
	Upbound Group, Inc.	25,061	517,134
#*	Urban Outfitters, Inc.	54,605	4,110,664
*	Valvoline, Inc.	44,467	1,567,462
*	Vera Bradley, Inc.	10,964	21,161
	VF Corp.	118,923	1,393,778
*	Victoria's Secret & Co.	38,989	732,993
*	Visteon Corp.	9,352	1,039,475
*	Warby Parker, Inc., Class A	33,037	791,236
*	Wayfair, Inc., Class A	2,163	141,979
	Wendy's Co.	74,732	736,110
	Weyco Group, Inc.	3,454	100,442
#	Whirlpool Corp.	19,689	1,634,975
	Williams-Sonoma, Inc.	51,004	9,540,298
	Wingstop, Inc.	5,853	2,208,571
	Winmark Corp.	1,315	496,307

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Winnebago Industries, Inc.	14,597	$433,823
	Wolverine World Wide, Inc.	1,418	32,018
	Wynn Resorts Ltd.	10,355	1,129,006
*	YETI Holdings, Inc.	52,458	1,927,307
	Yum! Brands, Inc.	37,862	5,457,807
*	Zumiez, Inc.	11,415	156,500
TOTAL CONSUMER DISCRETIONARY			977,575,638
CONSUMER STAPLES — (4.6%)
	Albertsons Cos., Inc., Class A	207,328	3,984,844
	Andersons, Inc.	7,747	278,272
	B&G Foods, Inc.	19,668	80,639
*	BellRing Brands, Inc.	53,474	2,918,611
*	BJ's Wholesale Club Holdings, Inc.	54,784	5,801,626
*	Boston Beer Co., Inc. , Class A	2,479	513,351
	Brown-Forman Corp. (BF/A US), Class A	12,676	363,041
#	Brown-Forman Corp. (BFB US), Class B	82,361	2,376,115
	Bunge Global SA	4,517	360,276
	Calavo Growers, Inc.	6,792	178,630
	Casey's General Stores, Inc.	11,943	6,211,913
*	Celsius Holdings, Inc.	34,780	1,576,925
*	Central Garden & Pet Co. (CENTA US), Class A	2,116	75,160
*	Chefs' Warehouse, Inc.	13,090	897,450
	Church & Dwight Co., Inc.	51,928	4,869,289
	Clorox Co.	28,028	3,519,196
	Coca-Cola Co.	562,180	38,166,400
	Coca-Cola Consolidated, Inc.	17,630	1,970,153
*	Coffee Holding Co., Inc.	3,144	12,922
	Colgate-Palmolive Co.	120,430	10,098,056
	Conagra Brands, Inc.	64,158	1,171,525
	Constellation Brands, Inc., Class A	43,094	7,198,422
*	Coty, Inc., Class A	447,499	2,170,370
	Dollar General Corp.	65,484	6,869,272
#*	Dollar Tree, Inc.	79,999	9,083,886
	Edgewell Personal Care Co.	22,532	568,482
*	elf Beauty, Inc.	23,894	2,895,714
	Energizer Holdings, Inc.	20,067	451,909
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Estee Lauder Cos., Inc., Class A	45,938	$4,287,853
*	FitLife Brands, Inc.	654	8,175
	Flowers Foods, Inc.	28,277	448,190
*»	Fresh Market, Inc.	1,517	0
#*	Freshpet, Inc.	8,244	563,230
#	General Mills, Inc.	138,525	6,784,955
#*	Grocery Outlet Holding Corp.	41,183	542,380
*	Hain Celestial Group, Inc.	22,336	35,068
*	Herbalife Ltd.	51,567	474,416
*	HF Foods Group, Inc.	4,268	11,566
*	Honest Co., Inc.	53,203	245,266
	Ingles Markets, Inc., Class A	6,895	433,902
#	Interparfums, Inc.	14,569	1,757,021
	J&J Snack Foods Corp.	6,539	738,188
	J.M. Smucker Co.	34,758	3,730,924
	John B Sanfilippo & Son, Inc.	3,357	212,532
	Kenvue, Inc.	544,394	11,671,807
	Keurig Dr. Pepper, Inc.	240,466	7,851,215
	Kraft Heinz Co.	209,682	5,757,868
	Kroger Co.	234,479	16,436,978
#	Lifevantage Corp.	2,374	29,794
*	Lifeway Foods, Inc.	1,321	33,316
*	Mama's Creations, Inc.	2,572	21,245
*	Mannatech, Inc.	805	6,601
*	Maplebear, Inc.	89,588	4,297,536
	Marzetti Co.	5,245	932,351
	McCormick & Co., Inc. (MKC US)	86,728	6,125,599
	McCormick & Co., Inc. (MKC/V US)	400	28,296
*	Mission Produce, Inc.	8,172	100,842
	Molson Coors Beverage Co., Class B	2,000	97,440
*	Monster Beverage Corp.	287,530	16,892,387
*	National Beverage Corp.	12,967	594,148
*	Natural Alternatives International, Inc.	1,014	3,701
	Natural Grocers by Vitamin Cottage, Inc.	14,236	539,402
	Natural Health Trends Corp.	187	871
*	Nature's Sunshine Products, Inc.	6,479	90,771
	Nu Skin Enterprises, Inc., Class A	27,073	226,872

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Oil-Dri Corp. of America	2,366	$133,442
	PepsiCo, Inc.	147,064	20,283,067
	PriceSmart, Inc.	12,402	1,333,215
	Procter & Gamble Co.	234,524	35,288,826
*	Simply Good Foods Co.	62,903	1,916,025
	SpartanNash Co.	4,517	119,881
	Spectrum Brands Holdings, Inc.	11,255	602,255
*	Sprouts Farmers Market, Inc.	58,387	8,847,966
	Sysco Corp.	122,899	9,782,760
	Target Corp.	147,711	14,844,955
	Tootsie Roll Industries, Inc.	4,399	166,854
*	TreeHouse Foods, Inc.	1,733	33,308
*	U.S. Foods Holding Corp.	90,037	7,502,783
*	United Natural Foods, Inc.	35,839	990,590
	United-Guardian, Inc.	1,797	14,286
*	USANA Health Sciences, Inc.	10,221	300,395
	Utz Brands, Inc.	9,526	124,124
	Village Super Market, Inc., Class A	2,601	89,474
*	Vita Coco Co., Inc.	9,423	332,255
*	Vital Farms, Inc.	17,300	643,560
	Walmart, Inc.	615,320	60,289,054
	WD-40 Co.	5,032	1,078,861
	Weis Markets, Inc.	13,792	998,679
	WK Kellogg Co.	3,002	69,196
*	Zevia PBC, Class A	6,995	21,685
TOTAL CONSUMER STAPLES			372,482,651
ENERGY — (1.4%)
	Archrock, Inc.	169,989	3,970,943
	Aris Water Solutions, Inc., Class A	3,497	74,381
#	Atlas Energy Solutions, Inc.	21,760	282,880
	Baker Hughes Co.	298,165	13,432,333
*	Bristow Group, Inc.	13,175	455,460
	Cactus, Inc., Class A	26,090	1,103,868
#*	Centrus Energy Corp., Class A	8,197	1,765,634
	Core Laboratories, Inc.	22,033	241,041
	Delek U.S. Holdings, Inc.	18,229	407,783
*	DMC Global, Inc.	20,221	163,588
	Energy Services of America Corp.	5,812	63,525
		Shares	Value†
ENERGY — (Continued)
*	Expro Group Holdings NV	61,978	$668,123
*	Forum Energy Technologies, Inc.	10,231	201,653
*	Geospace Technologies Corp.	3,600	58,356
*	Gulf Island Fabrication, Inc.	8,500	57,120
	Halliburton Co.	288,257	6,456,957
*	Helix Energy Solutions Group, Inc.	101,210	600,175
	HF Sinclair Corp.	22,156	973,535
*	Innovex International, Inc.	11,710	192,278
	Kodiak Gas Services, Inc.	58,310	1,885,162
*	Mammoth Energy Services, Inc.	2,903	7,548
	Marathon Petroleum Corp.	31,408	5,345,327
*	MIND Technology, Inc.	2,233	21,102
*	Natural Gas Services Group, Inc.	14,200	342,078
*	NCS Multistage Holdings, Inc.	500	15,225
	New Fortress Energy, Inc.	33,694	91,816
	Noble Corp. PLC	13,047	349,790
	NOV, Inc.	181,494	2,283,194
*	Oceaneering International, Inc.	64,732	1,404,684
*	Oil States International, Inc.	58,080	289,819
	ONEOK, Inc.	53,626	4,403,231
	Phillips 66	69,725	8,616,615
#*	ProFrac Holding Corp., Class A	8,893	62,429
*	ProPetro Holding Corp.	15,410	82,598
	Ranger Energy Services, Inc., Class A	2,845	38,095
*	REX American Resources Corp.	11,882	621,191
	RPC, Inc.	130,308	605,932
	Schlumberger NV	602,440	20,362,472
	Select Water Solutions, Inc.	62,039	597,436
	Solaris Energy Infrastructure, Inc.	15,130	494,297
*	Stabilis Solutions, Inc.	1,422	6,541
	TechnipFMC PLC	273,545	9,948,832
*	TETRA Technologies, Inc.	73,498	301,342
	Texas Pacific Land Corp.	7,586	7,344,234

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Transocean Ltd.	145,500	$424,860
#*	Uranium Energy Corp.	202,697	1,757,383
	Valero Energy Corp.	97,300	13,360,263
	Weatherford International PLC	49,221	2,783,448
	World Kinect Corp.	48,709	1,328,294
TOTAL ENERGY			116,344,871
FINANCIALS — (17.9%)
	1st Source Corp.	11,484	686,973
*	Acacia Research Corp.	3,512	12,432
	Acadian Asset Management, Inc.	9,378	391,907
	ACNB Corp.	674	28,375
#	Affiliated Managers Group, Inc.	18,294	3,839,362
	Affinity Bancshares, Inc.	498	9,462
*	Affirm Holdings, Inc.	79,484	5,449,423
	Aflac, Inc.	130,944	13,010,596
	Alerus Financial Corp.	750	15,855
	Allstate Corp.	55,755	11,332,204
	Ally Financial, Inc.	136,692	5,173,792
*	AlTi Global, Inc.	3,745	15,317
	Amalgamated Financial Corp.	19,123	554,376
*	Ambac Financial Group, Inc.	31,288	262,819
	Amerant Bancorp, Inc.	15,767	304,303
	American Coastal Insurance Corp.	1,774	18,467
	American Express Co.	87,992	26,336,886
	American Financial Group, Inc.	29,278	3,656,822
	American International Group, Inc.	189,889	14,741,083
	Ameriprise Financial, Inc.	26,276	13,615,960
	Ameris Bancorp	26,226	1,792,547
	AMERISAFE, Inc.	7,337	328,551
	AmeriServ Financial, Inc.	3,000	8,430
	Ames National Corp.	1,387	25,035
	Aon PLC, Class A	24,485	8,709,559
	Apollo Global Management, Inc.	73,632	10,700,202
	Arch Capital Group Ltd.	113,990	9,809,979
#	ARES Management Corp., Class A	19,661	3,647,705
	Arrow Financial Corp.	6,059	162,381
		Shares	Value†
FINANCIALS — (Continued)
	Arthur J Gallagher & Co.	19,934	$5,726,042
	Artisan Partners Asset Management, Inc., Class A	26,761	1,210,935
	Associated Banc-Corp.	14,907	368,799
	Associated Capital Group, Inc., Class A	670	24,803
	Assurant, Inc.	20,505	3,840,587
	Assured Guaranty Ltd.	31,153	2,634,921
	Atlantic Union Bankshares Corp.	39,744	1,259,885
*	Atlanticus Holdings Corp.	6,885	341,703
	Axis Capital Holdings Ltd.	54,623	5,125,822
*	Axos Financial, Inc.	19,845	1,713,616
#*	B Riley Financial, Inc.	9,799	52,621
#*	Baldwin Insurance Group, Inc.	8,637	318,187
	Banc of California, Inc.	33,351	484,257
	BancFirst Corp.	11,358	1,414,298
*	Bancorp, Inc.	28,459	1,797,470
	Bank First Corp.	192	22,813
	Bank of America Corp.	770,659	36,429,051
	Bank of Hawaii Corp.	9,496	587,612
	Bank of Marin Bancorp	4,276	96,851
	Bank of New York Mellon Corp.	134,198	13,614,387
	Bank of NT Butterfield & Son Ltd.	17,367	790,372
	Bank of the James Financial Group, Inc.	4	55
	Bank OZK	31,281	1,542,153
	Bank7 Corp.	640	28,346
	BankFinancial Corp.	1,550	17,236
	BankUnited, Inc.	17,776	648,291
	Bankwell Financial Group, Inc.	459	18,314
	Banner Corp.	26,042	1,616,557
	Bar Harbor Bankshares	5,537	160,794
	BayCom Corp.	470	12,695
	BCB Bancorp, Inc.	5,700	47,652
	Berkshire Hills Bancorp, Inc.	25,083	618,045
	BGC Group, Inc., Class A	122,947	1,139,719
	Blackrock, Inc.	14,963	16,549,228
	Blackstone, Inc.	90,812	15,706,844

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Block, Inc.	133,686	$10,328,580
*	Blue Foundry Bancorp	1,158	9,901
*	Blue Ridge Bankshares, Inc.	4,047	14,852
	BOK Financial Corp.	20,162	2,047,048
	Bread Financial Holdings, Inc.	20,048	1,228,942
	Bridge Investment Group Holdings, Inc., Class A	2,254	23,081
*	Bridgewater Bancshares, Inc.	6,348	98,775
*	Brighthouse Financial, Inc.	42,897	2,052,621
*	Broadway Financial Corp.	132	1,081
	Brookline Bancorp, Inc.	50,753	523,771
	Brown & Brown, Inc.	30,598	2,795,739
	Business First Bancshares, Inc.	3,343	79,396
*	BV Financial, Inc.	887	13,873
	Byline Bancorp, Inc.	10,918	287,143
	C&F Financial Corp.	215	13,728
	Cadence Bank	42,848	1,493,253
*	California BanCorp	1,248	18,708
	Camden National Corp.	5,650	213,062
	Capital City Bank Group, Inc.	7,273	287,938
	Capital One Financial Corp.	133,649	28,734,535
	Capitol Federal Financial, Inc.	41,795	251,606
	Carlyle Group, Inc.	128,678	7,805,607
*	Carter Bankshares, Inc.	561	9,750
	Cass Information Systems, Inc.	3,680	147,237
	Cathay General Bancorp	24,046	1,087,360
	CB Financial Services, Inc.	318	10,066
	Cboe Global Markets, Inc.	28,710	6,920,258
	Central Pacific Financial Corp.	1,800	47,988
	CF Bankshares, Inc.	1,038	24,497
	Charles Schwab Corp.	187,781	18,351,837
	Chemung Financial Corp.	316	15,990
	ChoiceOne Financial Services, Inc.	484	14,230
	Chubb Ltd.	62,752	16,694,542
		Shares	Value†
FINANCIALS — (Continued)
	Cincinnati Financial Corp.	40,359	$5,953,356
	Citigroup, Inc.	203,528	19,070,574
	Citizens & Northern Corp.	11,409	216,999
	Citizens Community Bancorp, Inc.	4,179	61,598
	Citizens Financial Group, Inc.	126,965	6,058,770
	Citizens Financial Services, Inc.	152	8,161
#*	Citizens, Inc.	4,745	18,126
	City Holding Co.	5,990	731,379
	Civista Bancshares, Inc.	800	15,576
	CME Group, Inc.	33,222	9,245,018
	CNB Financial Corp.	11,504	264,017
	CNO Financial Group, Inc.	35,165	1,295,479
*	Coastal Financial Corp.	3,619	348,148
	Cohen & Steers, Inc.	17,390	1,279,208
*	Coinbase Global, Inc., Class A	21,210	8,012,290
	Colony Bankcorp, Inc.	1,529	25,060
*	Columbia Financial, Inc.	25,991	374,010
	Comerica, Inc.	12,353	834,692
	Commerce Bancshares, Inc.	28,656	1,753,747
	Community Financial System, Inc.	17,580	926,466
	Community Trust Bancorp, Inc.	9,403	507,574
	Community West Bancshares	1,166	22,446
	ConnectOne Bancorp, Inc.	19,617	451,780
*	Consumer Portfolio Services, Inc.	570	4,503
	Corebridge Financial, Inc.	272,628	9,694,652
*	Corpay, Inc.	3,111	1,005,009
	Crawford & Co. (CRD/A US), Class A	2,485	23,781
	Crawford & Co. (CRD/B US), Class B	33,605	309,502
*	Credit Acceptance Corp.	3,733	1,830,215
	Cullen/Frost Bankers, Inc.	13,748	1,751,633
*	Customers Bancorp, Inc.	11,853	755,629
	CVB Financial Corp.	33,527	626,620

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Diamond Hill Investment Group, Inc.	1,753	$237,654
	Dime Community Bancshares, Inc.	10,182	282,143
	Donegal Group, Inc. (DGICA US), Class A	18,392	315,423
*	Donnelley Financial Solutions, Inc.	6,423	340,162
	Eagle Bancorp Montana, Inc.	956	15,411
	Eagle Bancorp, Inc.	7,356	118,358
	Eagle Financial Services, Inc.	362	11,950
	East West Bancorp, Inc.	28,824	2,889,606
	Eastern Bankshares, Inc.	44,552	688,328
*	eHealth, Inc.	11,013	37,444
	Employers Holdings, Inc.	19,411	801,286
	Enact Holdings, Inc.	7,312	254,165
*	Encore Capital Group, Inc.	9,985	368,247
*	Enova International, Inc.	15,456	1,616,079
	Enterprise Financial Services Corp.	14,151	780,994
	Equitable Holdings, Inc.	138,690	7,121,731
	Equity Bancshares, Inc., Class A	7,700	289,366
	Erie Indemnity Co., Class A	10,571	3,765,813
	Esquire Financial Holdings, Inc.	2,258	216,497
	Essent Group Ltd.	62,094	3,476,643
*	Euronet Worldwide, Inc.	6,853	665,975
	Evercore, Inc., Class A	12,439	3,745,880
	Everest Group Ltd.	20,770	6,974,566
*	EZCORP, Inc., Class A	22,641	324,219
	F&G Annuities & Life, Inc.	14,226	453,952
	FactSet Research Systems, Inc.	7,353	2,962,524
	Farmers & Merchants Bancorp, Inc.	406	9,748
	Farmers National Banc Corp.	1,526	20,662
	FB Financial Corp.	16,307	795,129
	Federal Agricultural Mortgage Corp. (AGM US), Class C	5,226	900,283
		Shares	Value†
FINANCIALS — (Continued)
	Federated Hermes, Inc.	37,678	$1,867,698
	Fidelis Insurance Holdings Ltd.	16,353	247,094
	Fidelity National Financial, Inc.	153,244	8,647,559
	Fidelity National Information Services, Inc.	55,664	4,420,278
	Fifth Third Bancorp	75,046	3,119,662
*	Finance of America Cos., Inc., Class A	674	14,511
	Financial Institutions, Inc.	3,311	84,397
	Finward Bancorp	166	4,603
*	Finwise Bancorp	1,434	25,626
	First American Financial Corp.	42,310	2,540,716
	First BanCorp	69,795	1,453,830
	First Bancorp, Inc.	623	15,706
	First Bancorp/Southern Pines NC	13,056	653,975
	First Bank	14,059	209,479
	First Busey Corp.	37,315	832,871
	First Business Financial Services, Inc.	800	38,096
	First Capital, Inc.	400	14,208
	First Citizens BancShares, Inc., Class A	1,538	3,067,941
	First Commonwealth Financial Corp.	50,241	829,479
	First Community Bankshares, Inc.	6,768	247,032
	First Community Corp.	1,016	25,171
	First Financial Bancorp	49,652	1,203,564
	First Financial Bankshares, Inc.	26,317	911,095
	First Financial Corp.	4,517	241,885
*»	First Financial Northwest, Inc.	1,300	1,560
*	First Foundation, Inc.	25,586	124,604
	First Hawaiian, Inc.	30,488	739,334
	First Horizon Corp.	106,926	2,332,056
	First Internet Bancorp	909	19,934
	First Interstate BancSystem, Inc., Class A	24,920	717,447
	First Merchants Corp.	14,255	543,401
	First Mid Bancshares, Inc.	9,963	378,295
	First National Corp.	671	14,494

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Northwest Bancorp	1,253	$9,585
	First Savings Financial Group, Inc.	2,022	51,723
	First U.S. Bancshares, Inc.	626	8,251
	First United Corp.	402	13,214
*	First Western Financial, Inc.	900	19,481
	FirstCash Holdings, Inc.	16,757	2,233,541
*	Firstsun Capital Bancorp	1,557	55,351
*	Fiserv, Inc.	41,030	5,700,708
	Five Star Bancorp	1,408	42,367
#	Flagstar Financial, Inc.	92,351	1,042,643
	Flushing Financial Corp.	12,042	144,384
*	Flywire Corp.	19,884	216,537
	FNB Corp.	121,552	1,862,177
	Franklin Financial Services Corp.	387	15,557
#	Franklin Resources, Inc.	141,434	3,394,416
	FS Bancorp, Inc.	1,212	47,377
	Fulton Financial Corp.	43,358	778,276
*	FVCBankcorp, Inc.	522	6,687
	GCM Grosvenor, Inc., Class A	15,969	188,275
*	Genworth Financial, Inc.	310,878	2,443,501
	German American Bancorp, Inc.	16,733	642,882
	Glacier Bancorp, Inc.	26,968	1,182,007
	Glen Burnie Bancorp	192	858
	Global Payments, Inc.	40,175	3,211,991
	Globe Life, Inc.	36,926	5,186,995
	Goldman Sachs Group, Inc.	60,155	43,527,556
	Goosehead Insurance, Inc., Class A	2,796	254,184
	Great Southern Bancorp, Inc.	2,993	170,421
*	Green Dot Corp., Class A	28,239	285,779
	Greene County Bancorp, Inc.	3,957	93,741
*	Greenlight Capital Re Ltd., Class A	17,379	225,927
	Guaranty Bancshares, Inc.	485	21,151
*	Hagerty, Inc., Class A	948	9,632
*	Hamilton Insurance Group Ltd., Class B	2,036	43,754
		Shares	Value†
FINANCIALS — (Continued)
#	Hamilton Lane, Inc., Class A	13,480	$2,053,004
	Hancock Whitney Corp.	19,258	1,150,088
	Hanmi Financial Corp.	11,684	266,512
	Hanover Bancorp, Inc.	891	18,542
	Hanover Insurance Group, Inc.	16,291	2,796,024
	HarborOne Bancorp, Inc.	17,022	201,370
	Hartford Insurance Group, Inc.	140,951	17,532,895
	Hawthorn Bancshares, Inc.	713	20,335
	HBT Financial, Inc.	898	22,333
	HCI Group, Inc.	4,982	697,679
	Hennessy Advisors, Inc.	1,267	15,787
	Heritage Commerce Corp.	21,289	196,923
	Heritage Financial Corp.	11,021	248,413
*	Heritage Global, Inc.	5,845	12,567
*	Heritage Insurance Holdings, Inc.	9,963	210,120
	Hilltop Holdings, Inc.	10,662	315,595
#	Hingham Institution For Savings	585	143,255
*	Hippo Holdings, Inc.	10,666	275,609
	Home Bancorp, Inc.	898	46,956
	Home BancShares, Inc.	60,447	1,702,188
	Home Federal Bancorp, Inc. of Louisiana	12	159
*	HomeStreet, Inc.	1,466	19,175
	HomeTrust Bancshares, Inc.	3,167	123,070
	Hope Bancorp, Inc.	30,219	301,888
	Horace Mann Educators Corp.	20,290	862,934
	Horizon Bancorp, Inc.	10,721	166,068
	Houlihan Lokey, Inc.	17,383	3,314,243
	Huntington Bancshares, Inc.	248,959	4,090,396
	IF Bancorp, Inc.	1,300	32,500
	Independent Bank Corp. (IBCP US)	6,401	195,551
	Independent Bank Corp. (INDB US)	13,301	845,279
	Interactive Brokers Group, Inc., Class A	41,668	2,731,754
	Intercontinental Exchange, Inc.	31,977	5,910,309

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	International Bancshares Corp.	22,832	$1,556,686
	Invesco Ltd.	177,284	3,724,737
	Investors Title Co.	794	167,709
	Jack Henry & Associates, Inc.	1,780	302,271
	Jackson Financial, Inc., Class A	35,889	3,142,441
	James River Group Holdings Ltd.	21,155	120,584
	Janus Henderson Group PLC	84,862	3,674,525
	Jefferies Financial Group, Inc.	56,976	3,285,236
	JPMorgan Chase & Co.	447,085	132,444,460
	Kearny Financial Corp.	26,285	155,870
	Kemper Corp.	30,748	1,893,769
	KeyCorp	324,154	5,808,840
*	Kingstone Cos., Inc.	9,273	151,984
	Kinsale Capital Group, Inc.	7,512	3,310,463
	KKR & Co., Inc.	77,643	11,380,911
*	Lake Shore Bancorp, Inc.	898	11,054
	Lakeland Financial Corp.	7,837	496,631
	Landmark Bancorp, Inc.	579	14,064
	Lazard, Inc.	36,596	1,902,260
*	Lemonade, Inc.	2,673	100,719
*	LendingClub Corp.	43,453	677,432
	Lincoln National Corp.	92,824	3,537,523
	LINKBANCORP, Inc.	1,873	12,886
	Live Oak Bancshares, Inc.	12,055	381,059
	LPL Financial Holdings, Inc.	32,370	12,809,780
	M&T Bank Corp.	28,111	5,304,546
	Magyar Bancorp, Inc.	1,343	22,670
	MainStreet Bancshares, Inc.	515	10,403
	MarketAxess Holdings, Inc.	11,982	2,462,301
	Marsh & McLennan Cos., Inc.	55,454	11,046,437
	Mastercard, Inc., Class A	114,180	64,679,545
	Mercantile Bank Corp.	6,280	286,933
	Merchants Bancorp	10,662	312,397
	Mercury General Corp.	29,074	2,013,375
	Meridian Corp.	2,100	30,933
	MetLife, Inc.	256,792	19,503,352
		Shares	Value†
FINANCIALS — (Continued)
	Metrocity Bankshares, Inc.	1,072	$29,587
*	Metropolitan Bank Holding Corp.	2,400	169,296
	MGIC Investment Corp.	160,478	4,156,380
	Mid Penn Bancorp, Inc.	13,679	375,489
	Middlefield Banc Corp.	25	696
	Midland States Bancorp, Inc.	8,032	136,223
	MidWestOne Financial Group, Inc.	5,831	160,586
	Moelis & Co., Class A	25,539	1,791,305
	Moody's Corp.	21,596	11,137,705
	Morgan Stanley	195,438	27,842,097
	Morningstar, Inc.	12,666	3,501,642
*	Mr. Cooper Group, Inc.	33,693	5,246,674
	MSCI, Inc.	15,147	8,502,920
	MVB Financial Corp.	8,282	188,333
	Nasdaq, Inc.	100,547	9,674,632
	National Bank Holdings Corp., Class A	17,216	638,025
	National Bankshares, Inc.	507	14,074
	Navient Corp.	88,511	1,145,332
	NBT Bancorp, Inc.	13,822	571,954
*	NCR Atleos Corp.	17,069	522,311
	Nelnet, Inc., Class A	11,354	1,416,639
*	NerdWallet, Inc., Class A	28,448	301,264
*	NI Holdings, Inc.	2,397	30,538
	Nicolet Bankshares, Inc.	4,257	549,153
*	NMI Holdings, Inc.	44,940	1,677,161
	Northeast Bank	1,100	109,087
	Northeast Community Bancorp, Inc.	1,191	24,606
	Northern Trust Corp.	50,538	6,569,940
	Northfield Bancorp, Inc.	15,762	167,865
	Northrim BanCorp, Inc.	480	40,094
	Northwest Bancshares, Inc.	37,821	442,506
	Norwood Financial Corp.	600	14,544
	OceanFirst Financial Corp.	20,138	337,916
	OFG Bancorp	16,491	702,846
	Ohio Valley Banc Corp.	243	7,834
*	Old Market Capital Corp.	2,510	14,458

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Old National Bancorp	99,307	$2,096,371
	Old Point Financial Corp.	614	24,652
	Old Republic International Corp.	157,302	5,689,613
	Old Second Bancorp, Inc.	14,321	243,027
	OneMain Holdings, Inc.	49,318	2,850,087
*	Onity Group, Inc.	3,051	115,084
	OP Bancorp	965	12,352
*	Oportun Financial Corp.	1,980	12,137
	Oppenheimer Holdings, Inc., Class A	4,778	362,220
	OppFi, Inc.	2,742	29,175
*	OptimumBank Holdings, Inc.	2,226	10,017
	Orange County Bancorp, Inc.	492	12,295
	Origin Bancorp, Inc.	7,350	268,643
	Orrstown Financial Services, Inc.	2	66
#*	Oscar Health, Inc., Class A	78,768	1,106,690
	Pacific Premier Bancorp, Inc.	40,646	880,799
*	Palomar Holdings, Inc.	14,019	1,857,377
	Park National Corp.	4,220	683,091
	Parke Bancorp, Inc.	2,561	52,885
	Pathfinder Bancorp, Inc.	900	13,167
	Pathward Financial, Inc.	14,908	1,127,418
*	Payoneer Global, Inc.	113,291	744,322
*	PayPal Holdings, Inc.	299,862	20,618,511
*	Paysafe Ltd.	7,757	94,248
*	Paysign, Inc.	3,895	28,979
*	PB Bankshares, Inc.	705	12,909
	PCB Bancorp	724	14,799
	Peapack-Gladstone Financial Corp.	9,037	230,263
	PennyMac Financial Services, Inc.	25,311	2,357,467
	Peoples Bancorp of North Carolina, Inc.	1,287	36,950
	Peoples Bancorp, Inc.	8,688	248,824
	Peoples Financial Services Corp.	321	15,636
	Perella Weinberg Partners	2,952	58,863
	Pinnacle Financial Partners, Inc.	19,316	1,697,683
*	Pioneer Bancorp, Inc.	1,058	12,982
	Piper Sandler Cos.	5,473	1,725,746
		Shares	Value†
FINANCIALS — (Continued)
#	PJT Partners, Inc., Class A	3,356	$599,449
	Plumas Bancorp	230	9,490
	PNC Financial Services Group, Inc.	31,766	6,044,117
*	Ponce Financial Group, Inc.	1,223	17,183
	Popular, Inc.	21,565	2,470,918
*	PRA Group, Inc.	13,951	212,055
	Preferred Bank	5,666	514,586
	Primerica, Inc.	18,291	4,858,638
	Primis Financial Corp.	3,200	35,808
	Princeton Bancorp, Inc.	272	8,212
	Principal Financial Group, Inc.	88,156	6,861,181
*	Priority Technology Holdings, Inc.	2,039	13,967
*	ProAssurance Corp.	30,967	735,776
	PROG Holdings, Inc.	27,992	891,265
	Progressive Corp.	83,610	20,236,964
	Prosperity Bancshares, Inc.	22,655	1,509,276
*	Provident Bancorp, Inc.	1,077	13,150
	Provident Financial Holdings, Inc.	415	6,360
	Provident Financial Services, Inc.	31,109	566,806
	Prudential Financial, Inc.	145,342	15,054,524
	QCR Holdings, Inc.	7,184	510,064
	Radian Group, Inc.	59,705	1,946,980
	Raymond James Financial, Inc.	42,169	7,047,705
	RBB Bancorp	574	10,395
	Red River Bancshares, Inc.	148	8,905
	Regional Management Corp.	504	16,753
	Regions Financial Corp.	153,621	3,891,220
	Reinsurance Group of America, Inc.	29,244	5,628,008
	RenaissanceRe Holdings Ltd.	29,117	7,096,978
#	Renasant Corp.	46,483	1,703,137
	Republic Bancorp, Inc., Class A	2,971	204,583
*	Rhinebeck Bancorp, Inc.	919	11,662
	Richmond Mutual BanCorp, Inc.	1,351	18,698
	Riverview Bancorp, Inc.	8,460	41,708
	RLI Corp.	45,619	3,010,398

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Robinhood Markets, Inc., Class A	254,180	$26,193,249
#	Rocket Cos., Inc., Class A	10,424	153,962
	S&P Global, Inc.	25,249	13,914,724
	S&T Bancorp, Inc.	17,418	638,196
	Safety Insurance Group, Inc.	8,465	595,513
	SB Financial Group, Inc.	1,702	32,015
	Seacoast Banking Corp. of Florida	18,946	534,088
*	Security National Financial Corp., Class A	1,208	10,244
	SEI Investments Co.	41,800	3,683,416
	Selective Insurance Group, Inc.	26,664	2,078,992
	ServisFirst Bancshares, Inc.	11,268	886,228
	Shore Bancshares, Inc.	835	12,951
	Sierra Bancorp	1,779	52,160
	Silvercrest Asset Management Group, Inc., Class A	953	15,591
	Simmons First National Corp., Class A	43,658	836,924
*	SiriusPoint Ltd.	94,856	1,860,126
*	Skyward Specialty Insurance Group, Inc.	15,871	802,755
	SLM Corp.	135,042	4,294,336
	SmartFinancial, Inc.	2,470	84,622
#*	SoFi Technologies, Inc.	426,847	9,638,205
	Sound Financial Bancorp, Inc.	200	9,210
	South Plains Financial, Inc.	1,718	63,755
*	Southern First Bancshares, Inc.	550	22,858
	Southern Missouri Bancorp, Inc.	1,543	83,461
	Southside Bancshares, Inc.	9,309	274,057
	SouthState Corp.	47,967	4,517,052
	SR Bancorp, Inc.	714	9,939
	State Street Corp.	49,944	5,581,242
	Stellar Bancorp, Inc.	6,481	191,384
*††	Sterling Bancorp, Inc.	817	0
	Stewart Information Services Corp.	13,510	877,204
	Stifel Financial Corp.	37,403	4,268,430
		Shares	Value†
FINANCIALS — (Continued)
	Stock Yards Bancorp, Inc.	10,561	$789,540
*	StoneX Group, Inc.	19,037	1,851,158
	Summit State Bank	922	11,285
	SWK Holdings Corp.	691	10,289
	Synchrony Financial	156,719	10,918,613
	Synovus Financial Corp.	31,059	1,467,227
	T. Rowe Price Group, Inc.	68,484	6,947,702
*	Texas Capital Bancshares, Inc.	15,656	1,314,634
	TFS Financial Corp.	44,125	578,479
*	Third Coast Bancshares, Inc.	659	24,811
	Timberland Bancorp, Inc.	618	19,337
	Tiptree, Inc.	18,783	390,311
*	Toast, Inc., Class A	100,209	4,894,208
	Tompkins Financial Corp.	4,792	309,947
	Towne Bank	31,019	1,086,596
	TPG, Inc.	23,085	1,317,461
	Tradeweb Markets, Inc., Class A	16,600	2,299,930
	Travelers Cos., Inc.	100,675	26,199,662
	TriCo Bancshares	8,028	330,111
*	Triumph Financial, Inc.	7,191	407,874
	Truist Financial Corp.	189,561	8,285,711
*	Trupanion, Inc.	10,726	508,520
	TrustCo Bank Corp.	5,755	193,138
	Trustmark Corp.	41,190	1,534,328
	U.S. Bancorp	138,421	6,223,408
	UMB Financial Corp.	30,421	3,346,006
	Union Bankshares, Inc.	304	8,272
	United Bancorp, Inc.	1,200	16,872
	United Bancshares, Inc.	300	8,805
	United Bankshares, Inc.	61,785	2,194,603
	United Community Banks, Inc.	28,404	866,322
	United Fire Group, Inc.	14,283	379,214
	United Security Bancshares	442	3,779
	Unity Bancorp, Inc.	961	47,195
	Universal Insurance Holdings, Inc.	15,356	363,016
	Univest Financial Corp.	11,777	339,649
	Unum Group	90,874	6,525,662
	USCB Financial Holdings, Inc.	1,422	23,662
	Valley National Bancorp	134,843	1,249,995

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Velocity Financial, Inc.	574	$9,528
	Veritex Holdings, Inc.	12,612	400,053
#	Victory Capital Holdings, Inc., Class A	30,993	2,135,728
	Virginia National Bankshares Corp.	51	1,880
	Virtu Financial, Inc., Class A	40,532	1,789,082
	Virtus Investment Partners, Inc.	3,569	689,923
	Visa, Inc., Class A	220,203	76,073,530
	Voya Financial, Inc.	47,539	3,327,730
	W.R. Berkley Corp.	79,448	5,466,817
	WaFd, Inc.	20,545	597,962
	Walker & Dunlop, Inc.	13,911	1,043,464
	Washington Trust Bancorp, Inc.	7,092	191,058
	Waterstone Financial, Inc.	8,901	118,472
	Webster Financial Corp.	37,019	2,134,145
	Wells Fargo & Co.	284,793	22,962,860
	WesBanco, Inc.	61,461	1,851,820
	West BanCorp, Inc.	2,186	39,326
	Westamerica BanCorp	6,351	304,213
	Western Alliance Bancorp	19,963	1,548,330
	Western New England Bancorp, Inc.	2,300	24,495
#	Western Union Co.	171,816	1,383,119
	Westwood Holdings Group, Inc.	1,000	17,480
*	WEX, Inc.	16,862	2,861,144
	White Mountains Insurance Group Ltd.	1,380	2,467,164
	Willis Towers Watson PLC	29,008	9,161,016
	Wintrust Financial Corp.	14,736	1,885,913
#	WisdomTree, Inc.	68,656	911,065
*	World Acceptance Corp.	2,607	410,133
	WSFS Financial Corp.	20,119	1,103,326
	WVS Financial Corp.	100	1,216
	Zions Bancorp NA	35,169	1,885,762
TOTAL FINANCIALS			1,461,845,806
HEALTH CARE — (9.6%)
*	10X Genomics, Inc., Class A	16,759	225,409
	Abbott Laboratories	109,541	13,822,979
	AbbVie, Inc.	257,703	48,711,021
		Shares	Value†
HEALTH CARE — (Continued)
††	Abiomed, Inc.	5,835	$91,084
*	AdaptHealth Corp.	68,669	615,961
	Agilent Technologies, Inc.	50,093	5,751,177
*	agilon health, Inc.	78,062	139,731
††	Albireo Pharma, Inc.	3,349	20,596
*	Align Technology, Inc.	15,922	2,054,097
*	Alkermes PLC	29,596	783,998
*	Alnylam Pharmaceuticals, Inc.	9,192	3,605,470
*	Amedisys, Inc.	2,407	237,330
*	American Shared Hospital Services	603	1,520
	Amgen, Inc.	87,500	25,821,250
*	AMN Healthcare Services, Inc.	21,352	391,596
*	AngioDynamics, Inc.	20,215	179,105
*	ANI Pharmaceuticals, Inc.	589	37,313
*	Anika Therapeutics, Inc.	5,680	46,888
*	Artivion, Inc.	2,384	73,689
*	Astrana Health, Inc.	16,845	401,922
*	AtriCure, Inc.	14,933	524,148
*	Aura Biosciences, Inc.	2,240	15,434
*	Avanos Medical, Inc.	12,200	136,274
*	Avantor, Inc.	233,272	3,135,176
*	Aveanna Healthcare Holdings, Inc.	2,189	8,690
*	Axogen, Inc.	9,935	130,049
	Becton Dickinson & Co.	30,113	5,367,642
*	Biogen, Inc.	25,719	3,292,032
#*	BioLife Solutions, Inc.	9,105	193,572
*	BioMarin Pharmaceutical, Inc.	53,134	3,073,802
*	Bio-Rad Laboratories, Inc., Class A	6,766	1,637,034
*	Biote Corp., Class A	13,313	54,184
	Bio-Techne Corp.	47,196	2,583,037
*	Boston Scientific Corp.	127,190	13,344,775
	Bristol-Myers Squibb Co.	527,169	22,831,689
*	Brookdale Senior Living, Inc.	46,178	357,880
	Bruker Corp.	59,270	2,277,746
	Cardinal Health, Inc.	63,999	9,933,925
*	CareDx, Inc.	11,257	138,292
*	Castle Biosciences, Inc.	13,600	206,040
	Cencora, Inc.	49,655	14,205,302
*	Centene Corp.	142,712	3,720,502
*	Certara, Inc.	83,543	822,063

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Champions Oncology, Inc.	1,220	$7,710
	Chemed Corp.	2,731	1,125,991
*††	Chinook Therapeutics, Inc.	11,306	0
	Cigna Group	68,560	18,331,573
*	Community Health Systems, Inc.	6,196	16,110
	Concentra Group Holdings Parent, Inc.	13,614	271,872
	CONMED Corp.	10,283	525,975
*	Cooper Cos., Inc.	33,062	2,337,153
*	CorVel Corp.	17,695	1,567,777
*	Coya Therapeutics, Inc.	195	1,160
*	Cross Country Healthcare, Inc.	23,224	312,363
*	CryoPort, Inc.	19,005	139,307
	CVS Health Corp.	163,259	10,138,384
*	Cytek Biosciences, Inc.	43,008	154,829
	Danaher Corp.	57,877	11,411,029
*	DaVita, Inc.	21,110	2,963,211
*	Definitive Healthcare Corp.	38,735	151,067
	Dentsply Sirona, Inc.	75,481	1,080,133
*	Design Therapeutics, Inc.	2,193	8,487
*	Dexcom, Inc.	55,536	4,485,643
*	Doximity, Inc., Class A	62,922	3,696,667
*	Dynavax Technologies Corp.	19,778	217,162
*	Edwards Lifesciences Corp.	88,415	7,012,194
*	Electromed, Inc.	2,300	41,883
*	Eledon Pharmaceuticals, Inc.	3,722	11,724
	Elevance Health, Inc.	56,252	15,923,816
	Eli Lilly & Co.	111,619	82,605,873
	Embecta Corp.	15,701	159,522
*	Emergent BioSolutions, Inc.	9,237	54,314
	Encompass Health Corp.	21,885	2,409,757
*	Enhabit, Inc.	12,300	82,656
*	Enovis Corp.	4,140	110,952
	Ensign Group, Inc.	3,764	564,600
*	Envista Holdings Corp.	69,192	1,307,037
*	Evolent Health, Inc., Class A	44,287	445,084
*	Exact Sciences Corp.	54,662	2,566,381
*	Exagen, Inc.	755	6,342
*	FONAR Corp.	776	12,113
*	Forian, Inc.	487	974
		Shares	Value†
HEALTH CARE — (Continued)
*	Fortrea Holdings, Inc.	26,676	$153,120
*	Fulgent Genetics, Inc.	9,606	165,031
*	GE HealthCare Technologies, Inc.	83,724	5,971,196
	Gilead Sciences, Inc.	255,081	28,643,045
*	Glaukos Corp.	5,220	449,390
*	Globus Medical, Inc., Class A	38,432	2,022,676
*	GoodRx Holdings, Inc., Class A	47,924	229,556
#*	GRAIL, Inc.	3,414	116,793
*	Haemonetics Corp.	9,557	707,600
*	Halozyme Therapeutics, Inc.	15,073	903,928
	HCA Healthcare, Inc.	12,611	4,464,168
*	Health Catalyst, Inc.	37,632	137,357
*	HealthEquity, Inc.	28,074	2,723,178
	HealthStream, Inc.	14,850	388,476
*	Henry Schein, Inc.	50,583	3,421,940
#*	Hims & Hers Health, Inc.	40,757	2,697,298
*	Hologic, Inc.	86,284	5,765,497
	Humana, Inc.	33,772	8,438,610
*	ICON PLC	29,233	4,945,931
*	ICU Medical, Inc.	8,370	1,074,792
*	IDEXX Laboratories, Inc.	14,239	7,608,040
*	Illumina, Inc.	32,161	3,303,256
*	Incyte Corp.	67,123	5,026,841
*	InfuSystem Holdings, Inc.	2,116	11,850
*	Inogen, Inc.	5,653	35,670
*	Insmed, Inc.	20,990	2,251,807
*	Inspire Medical Systems, Inc.	6,870	855,590
*	Insulet Corp.	19,464	5,613,418
*	Integer Holdings Corp.	13,826	1,500,259
*	Integra LifeSciences Holdings Corp.	18,636	244,877
*	Intuitive Surgical, Inc.	21,491	10,339,105
*	IQVIA Holdings, Inc.	52,408	9,740,551
	iRadimed Corp.	1,652	96,378
*	Jazz Pharmaceuticals PLC	991	113,598
	Johnson & Johnson	407,036	67,055,111
*	Kewaunee Scientific Corp.	2,477	137,077
*	Kymera Therapeutics, Inc.	2,093	91,569
	Labcorp Holdings, Inc.	17,811	4,632,285
*	Lantern Pharma, Inc.	2,216	9,839
	LeMaitre Vascular, Inc.	6,941	563,887
*	LifeStance Health Group, Inc.	88,960	354,061

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Lisata Therapeutics, Inc.	1,157	$2,869
*	LivaNova PLC	13,700	578,003
*	Maravai LifeSciences Holdings, Inc., Class A	52,971	123,952
#*	Masimo Corp.	4,100	630,539
*	MaxCyte, Inc.	20,830	42,910
	McKesson Corp.	22,124	15,343,879
*	Medpace Holdings, Inc.	10,625	4,539,000
	Medtronic PLC	164,237	14,820,747
	Merck & Co., Inc.	224,347	17,525,988
*	Merit Medical Systems, Inc.	18,161	1,541,142
*††	Merrimack Pharmaceuticals, Inc.	2,200	0
	Mesa Laboratories, Inc.	1,010	77,245
*	Mettler-Toledo International, Inc.	3,528	4,352,423
*	MiMedx Group, Inc.	48,100	345,839
††	Mirati Therapeutics, Inc.	8,088	24,830
#*	Moderna, Inc.	99,759	2,948,876
*	Molina Healthcare, Inc.	32,531	5,135,669
*	Mural Oncology PLC	5,110	11,498
*	Myriad Genetics, Inc.	50,735	194,822
*	Natera, Inc.	25,177	3,365,158
	National HealthCare Corp.	4,105	394,203
	National Research Corp.	4,399	54,988
*	NeoGenomics, Inc.	54,380	263,199
*	Niagen Bioscience, Inc.	3,862	36,110
*	OmniAb, Inc. (OABI UQ)	65,816	125,709
*	Omnicell, Inc.	23,182	718,874
*	OptimizeRx Corp.	4,481	56,550
*	Option Care Health, Inc.	49,144	1,442,376
*	Orchestra BioMed Holdings, Inc.	3,893	11,913
	Organon & Co.	82,044	795,827
*	Orthofix Medical, Inc.	120	1,325
*	Owens & Minor, Inc.	39,920	276,646
#*††	PDL BioPharma, Inc.	17,391	7,304
*	Pediatrix Medical Group, Inc.	35,058	429,461
*	Pennant Group, Inc.	7,526	166,851
*	Penumbra, Inc.	4,568	1,152,369
*	Performant Healthcare, Inc.	4,894	17,374
	Perrigo Co. PLC	33,259	887,018
#*	Personalis, Inc.	10,588	58,022
		Shares	Value†
HEALTH CARE — (Continued)
	Pfizer, Inc.	492,931	$11,480,363
*	Phreesia, Inc.	4,923	132,724
#	Premier, Inc., Class A	53,836	1,156,397
*	Prestige Consumer Healthcare, Inc.	4,746	350,967
*	Privia Health Group, Inc.	37,755	736,978
*	Pro-Dex, Inc.	1,452	72,673
*	Progyny, Inc.	34,674	815,186
*	Protara Therapeutics, Inc.	4,068	12,611
*	Quanterix Corp.	19,606	116,460
	Quest Diagnostics, Inc.	14,772	2,472,981
*	QuidelOrtho Corp.	7,502	172,696
*	RadNet, Inc.	20,288	1,110,362
*	Rafael Holdings, Inc., Class B	781	1,320
	Regeneron Pharmaceuticals, Inc.	12,687	6,920,251
*	Repligen Corp.	19,422	2,273,734
#	ResMed, Inc.	34,828	9,471,126
#	Revvity, Inc.	39,821	3,500,266
	Royalty Pharma PLC, Class A	59,886	2,203,805
*	Schrodinger, Inc.	17,742	360,695
	Select Medical Holdings Corp.	26,511	392,098
#*	Semler Scientific, Inc.	1,424	51,050
*	Sensus Healthcare, Inc.	2,529	14,137
*	Sight Sciences, Inc.	1,259	4,192
	Simulations Plus, Inc.	4,415	57,483
*	Solventum Corp.	5,592	399,045
*	Sotera Health Co.	22,457	258,031
*	STAAR Surgical Co.	5,882	105,376
	STERIS PLC	14,225	3,221,820
	Stryker Corp.	29,392	11,543,120
#*	Summit Therapeutics, Inc.	17,104	451,032
*	Talkspace, Inc.	39,092	94,994
*	Teladoc Health, Inc.	71,273	513,878
	Teleflex, Inc.	11,518	1,376,401
*	Tenet Healthcare Corp.	14,882	2,400,169
	Thermo Fisher Scientific, Inc.	26,995	12,625,022
*»	Third Harmonic Bio, Inc.	903	4,854
*	TransMedics Group, Inc.	3,274	389,508
*	Treace Medical Concepts, Inc.	3,814	20,481
*	TruBridge, Inc.	7,089	147,593
	U.S. Physical Therapy, Inc.	3,407	249,222

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	UnitedHealth Group, Inc.	147,569	$36,827,320
	Universal Health Services, Inc., Class B	10,663	1,774,856
	Utah Medical Products, Inc.	407	22,629
*	Varex Imaging Corp.	14,775	107,562
*	Veeva Systems, Inc., Class A	30,492	8,665,826
*	Veracyte, Inc.	41,340	971,903
*	Vertex Pharmaceuticals, Inc.	26,492	12,103,400
*	Vicarious Surgical, Inc., Class A	1,311	11,615
*	Waters Corp.	17,328	5,003,633
*	XOMA Royalty Corp.	586	14,580
	Zimmer Biomet Holdings, Inc.	54,328	4,979,161
*	Zimvie, Inc.	8,156	153,251
	Zoetis, Inc.	35,806	5,220,157
TOTAL HEALTH CARE			788,303,402
INDUSTRIALS — (12.9%)
	3M Co.	46,849	6,990,808
	A.O. Smith Corp.	36,485	2,582,773
#	AAON, Inc.	25,528	2,131,588
*	AAR Corp.	12,924	965,552
	ABM Industries, Inc.	38,932	1,795,933
	ACCO Brands Corp.	60,624	227,340
	Acme United Corp.	500	20,090
	Acuity, Inc.	9,944	3,096,064
*	ACV Auctions, Inc., Class A	35,590	505,734
	Advanced Drainage Systems, Inc.	14,676	1,684,071
*	Aebi Schmidt Holding AG	9,518	98,035
#	AECOM	68,108	7,678,496
*	AeroVironment, Inc.	7,310	1,956,448
*	AerSale Corp.	2,003	12,098
	AGCO Corp.	34,492	4,069,021
*	Air Industries Group	2,099	7,263
	Air Lease Corp.	78,701	4,360,035
	Alamo Group, Inc.	4,755	1,058,368
	Albany International Corp., Class A	9,939	538,594
	Alight, Inc., Class A	135,339	725,417
	Allegion PLC	29,714	4,930,147
	Allient, Inc.	4,558	183,733
	Allison Transmission Holdings, Inc.	27,843	2,507,819
*	Alpha Pro Tech Ltd.	1,109	5,390
	Alta Equipment Group, Inc.	6,300	48,888
		Shares	Value†
INDUSTRIALS — (Continued)
*	Amentum Holdings, Inc.	49,866	$1,245,154
*	Ameresco, Inc., Class A	6,493	109,862
*	American Superconductor Corp.	7,237	411,423
*	American Woodmark Corp.	4,726	248,635
	AMETEK, Inc.	40,434	7,474,225
*	API Group Corp.	149,730	5,400,761
	Apogee Enterprises, Inc.	7,743	325,129
	Applied Industrial Technologies, Inc.	13,457	3,653,575
	ArcBest Corp.	5,324	389,344
	Arcosa, Inc.	8,448	725,514
	Argan, Inc.	6,356	1,557,093
	Armstrong World Industries, Inc.	6,878	1,294,233
	Astec Industries, Inc.	9,809	389,025
*	Astronics Corp. (ATRO US)	8,357	301,855
*	Astronics Corp. (ATROB US), Class B	988	35,716
*	Asure Software, Inc.	16,620	161,214
*	ATI, Inc.	32,780	2,522,093
	Atkore, Inc.	13,712	1,056,098
	Atmus Filtration Technologies, Inc.	13,398	521,316
	Automatic Data Processing, Inc.	89,749	27,777,315
	AZZ, Inc.	6,951	761,135
	Barrett Business Services, Inc.	16,800	772,296
*	BGSF, Inc.	2,055	12,597
*	Blue Bird Corp.	7,351	329,251
*	BlueLinx Holdings, Inc.	3,822	280,038
	Boise Cascade Co.	13,711	1,149,119
	Booz Allen Hamilton Holding Corp.	67,032	7,194,545
*	Bowman Consulting Group Ltd.	562	19,490
	Brady Corp., Class A	13,278	937,028
*	BrightView Holdings, Inc.	24,550	391,573
	Brink's Co.	8,720	761,605
	Broadridge Financial Solutions, Inc.	25,671	6,353,829
*	Builders FirstSource, Inc.	52,646	6,692,886
	BWX Technologies, Inc.	19,005	2,887,430
#*	Byrna Technologies, Inc.	3,684	81,822

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	CACI International, Inc., Class A	10,640	$4,900,465
	Cadre Holdings, Inc.	5,404	178,710
	Carlisle Cos., Inc.	16,022	5,683,164
	Carrier Global Corp.	152,496	10,464,276
	Caterpillar, Inc.	81,425	35,665,778
*	CBIZ, Inc.	1,065	65,093
*	CECO Environmental Corp.	8,369	376,187
	CH Robinson Worldwide, Inc.	58,147	6,705,512
*	Chart Industries, Inc.	13,393	2,662,930
*	Cimpress PLC	8,369	462,889
	Cintas Corp.	27,637	6,150,614
	Civeo Corp.	3,841	95,987
*	Clarivate PLC	335,599	1,292,056
*	Clean Harbors, Inc.	1,023	241,234
	CNH Industrial NV	623,814	8,084,629
	Columbus McKinnon Corp.	12,349	180,913
	Comfort Systems USA, Inc.	12,768	8,979,734
	Concentrix Corp.	12,177	632,839
	Concrete Pumping Holdings, Inc.	3,180	21,719
*	Conduent, Inc.	126,948	337,682
*	Construction Partners, Inc., Class A	10,874	1,096,643
*	Copart, Inc.	126,851	5,750,156
*	Core & Main, Inc., Class A	80,137	5,099,919
	Covenant Logistics Group, Inc.	7,938	191,703
*»	CPI Aerostructures, Inc.	3,057	10,455
	CRA International, Inc.	4,534	800,976
	Crane Co.	16,188	3,169,125
	CSG Systems International, Inc.	12,997	811,793
	CSW Industrials, Inc.	2,666	691,774
	CSX Corp.	132,133	4,696,007
	Cummins, Inc.	31,867	11,714,947
	Curtiss-Wright Corp.	11,861	5,814,499
*	Custom Truck One Source, Inc.	4,700	29,093
*	Dayforce, Inc.	69,827	4,026,923
	Deere & Co.	42,641	22,359,661
	Deluxe Corp.	14,964	240,920
*	Distribution Solutions Group, Inc.	5,762	172,687
*	DLH Holdings Corp.	3,807	21,357
*	DNOW, Inc.	50,289	782,497
	Donaldson Co., Inc.	41,807	3,008,850
	Douglas Dynamics, Inc.	9,728	278,221
	Dover Corp.	25,416	4,603,854
		Shares	Value†
INDUSTRIALS — (Continued)
*	Driven Brands Holdings, Inc.	51,740	$874,406
*	Ducommun, Inc.	6,150	559,527
	Dun & Bradstreet Holdings, Inc.	203,069	1,847,928
*	DXP Enterprises, Inc.	8,736	989,439
*	Dycom Industries, Inc.	6,688	1,797,801
	Eastern Co.	406	9,358
	Eaton Corp. PLC	40,786	15,691,190
	EMCOR Group, Inc.	17,726	11,122,888
	Emerson Electric Co.	58,637	8,532,270
*	Energy Recovery, Inc.	16,964	228,166
	Enerpac Tool Group Corp.	18,237	702,307
	EnerSys	11,142	1,029,187
	Ennis, Inc.	9,841	175,170
	Enpro, Inc.	7,904	1,678,889
*	Enviri Corp.	18,453	166,077
	Equifax, Inc.	36,753	8,829,173
	Esab Corp.	17,073	2,290,684
	ESCO Technologies, Inc.	10,261	1,987,556
	Espey Mfg. & Electronics Corp.	1,085	47,740
*	Everus Construction Group, Inc.	17,809	1,322,496
	EVI Industries, Inc.	546	12,170
*	ExlService Holdings, Inc.	54,191	2,353,515
	Expeditors International of Washington, Inc.	73,596	8,554,799
#	Exponent, Inc.	19,713	1,359,408
	Fastenal Co.	233,128	10,754,195
	Federal Signal Corp.	20,117	2,546,209
	FedEx Corp.	37,040	8,278,070
	Ferguson Enterprises, Inc.	62,919	14,051,700
*	First Advantage Corp.	3,204	55,397
	Flowserve Corp.	50,725	2,842,629
*	Fluor Corp.	96,657	5,487,218
*	Forrester Research, Inc.	6,479	63,105
	Fortive Corp.	88,757	4,254,123
	Fortune Brands Innovations, Inc.	50,482	2,753,288
*	Franklin Covey Co.	1,000	19,710
	Franklin Electric Co., Inc.	15,053	1,414,229
*	FreightCar America, Inc.	1,380	14,021
	FTAI Aviation Ltd.	22,983	3,162,691
*	FTI Consulting, Inc.	19,975	3,322,841
*	Gates Industrial Corp. PLC	57,234	1,419,403
	GATX Corp.	14,179	2,164,992
	GE Vernova, Inc.	15,933	10,520,401

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Gencor Industries, Inc.	1,295	$18,881
*	Generac Holdings, Inc.	19,276	3,752,844
	General Dynamics Corp.	36,473	11,365,352
	General Electric Co.	77,199	20,927,105
	Genpact Ltd.	65,648	2,891,794
*	Gibraltar Industries, Inc.	11,471	757,430
	Global Industrial Co.	13,866	472,276
*	GMS, Inc.	23,585	2,585,859
	Gorman-Rupp Co.	10,775	443,499
	Graco, Inc.	50,160	4,212,437
*	Graham Corp.	890	50,864
	Granite Construction, Inc.	10,461	988,251
*	Great Lakes Dredge & Dock Corp.	43,551	482,545
	Greenbrier Cos., Inc.	14,425	656,338
	Griffon Corp.	14,568	1,183,941
*	GXO Logistics, Inc.	42,772	2,126,196
*	Hayward Holdings, Inc.	72,539	1,115,650
*	Healthcare Services Group, Inc.	17,115	222,666
	Heartland Express, Inc.	21,648	169,287
	HEICO Corp. (HEI US)	7,495	2,449,366
	HEICO Corp. (HEIA US), Class A	11,431	2,950,227
	Heidrick & Struggles International, Inc.	16,069	715,553
	Helios Technologies, Inc.	12,985	476,420
	Herc Holdings, Inc.	13,669	1,596,676
	Hexcel Corp.	14,470	866,898
	Hillenbrand, Inc.	30,207	625,587
*	Hillman Solutions Corp.	76,674	604,958
	HireQuest, Inc.	835	8,542
	HNI Corp.	12,569	646,549
	Honeywell International, Inc.	64,598	14,363,365
	Howmet Aerospace, Inc.	44,416	7,984,664
	Hub Group, Inc., Class A	25,147	880,648
	Hubbell, Inc.	17,212	7,529,906
*	Hudson Technologies, Inc.	20,363	191,209
	Huntington Ingalls Industries, Inc.	13,194	3,679,279
*	Hurco Cos., Inc.	600	11,532
*	Huron Consulting Group, Inc.	14,310	1,890,065
		Shares	Value†
INDUSTRIALS — (Continued)
	Hyster-Yale, Inc.	6,410	$269,284
*	IBEX Holdings Ltd.	2,261	66,858
	ICF International, Inc.	11,598	972,956
*	Ideal Power, Inc.	1,218	5,846
	IDEX Corp.	19,690	3,219,512
#*	IES Holdings, Inc.	8,832	3,118,314
	Illinois Tool Works, Inc.	51,313	13,134,589
	Ingersoll Rand, Inc.	57,599	4,874,603
*	Innodata, Inc.	2,967	162,888
*	Innovative Solutions & Support, Inc.	2,956	45,936
	Insperity, Inc.	11,743	699,648
	Insteel Industries, Inc.	6,002	216,672
	Interface, Inc.	32,941	679,243
	ITT, Inc.	17,398	2,956,964
	Jacobs Solutions, Inc.	53,889	7,645,232
*	Janus International Group, Inc.	31,465	269,655
	JB Hunt Transport Services, Inc.	22,305	3,213,035
*	JELD-WEN Holding, Inc.	23,906	107,577
	Johnson Controls International PLC	103,866	10,905,930
#	Kadant, Inc.	3,836	1,276,506
	KBR, Inc.	82,358	3,849,413
	Kelly Services, Inc., Class A	25,820	316,295
	Kennametal, Inc.	17,998	445,630
	Kforce, Inc.	12,033	419,350
*	Kirby Corp.	6,080	579,485
	Korn Ferry	33,969	2,407,383
#*	Kratos Defense & Security Solutions, Inc.	50,196	2,946,505
*	L.B. Foster Co., Class A	1,777	41,760
	L3Harris Technologies, Inc.	37,381	10,273,046
	Landstar System, Inc.	18,182	2,424,933
*	Legalzoom.com, Inc.	65,106	585,303
	Leidos Holdings, Inc.	58,683	9,368,741
	Lennox International, Inc.	6,175	3,760,575
	Leonardo DRS, Inc.	43,788	1,821,581
#*	Limbach Holdings, Inc.	5,502	753,774
	Lincoln Electric Holdings, Inc.	11,675	2,842,862
	Lindsay Corp.	4,477	611,155
*	Liquidity Services, Inc.	12,769	304,924
*	Loar Holdings, Inc.	2,960	218,774
	LSI Industries, Inc.	11,378	208,217
	Luxfer Holdings PLC	2,637	31,697
*	Lyft, Inc., Class A	113,815	1,600,239
*	Manitowoc Co., Inc.	19,017	242,467

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ManpowerGroup, Inc.	28,144	$1,160,940
	Marten Transport Ltd.	18,264	222,090
	Masco Corp.	60,201	4,101,494
*	MasTec, Inc.	25,388	4,803,663
*	Mastech Digital, Inc.	667	4,816
*	Masterbrand, Inc.	30,355	334,816
*	Matrix Service Co.	11,781	180,014
	Maximus, Inc.	34,201	2,526,086
*	Mayville Engineering Co., Inc.	3,376	56,616
	McGrath RentCorp	11,724	1,463,038
*	Mercury Systems, Inc.	21,623	1,137,154
*	Middleby Corp.	22,960	3,333,792
	Miller Industries, Inc.	3,803	154,972
	MillerKnoll, Inc.	28,960	549,661
*	Mistras Group, Inc.	7,899	62,718
*	Mobile Infrastructure Corp.	2,836	10,436
*	Montrose Environmental Group, Inc.	11,869	269,308
	Moog, Inc., Class A	9,335	1,807,069
*	MRC Global, Inc.	41,573	610,292
	MSA Safety, Inc.	13,202	2,348,240
	MSC Industrial Direct Co., Inc., Class A	24,596	2,130,506
	Mueller Industries, Inc.	21,548	1,839,553
	Mueller Water Products, Inc., Class A	29,792	737,650
*	MYR Group, Inc.	7,133	1,380,236
*	Nephros, Inc.	3,337	11,846
*	Net Power, Inc.	4,038	11,629
*	NEXTracker, Inc., Class A	85,500	4,981,230
	NL Industries, Inc.	3,400	20,978
*	NN, Inc.	3,823	7,455
	Nordson Corp.	19,567	4,191,447
	Northrop Grumman Corp.	23,199	13,376,775
*	NPK International, Inc.	88,168	795,275
*	NV5 Global, Inc.	27,400	615,130
	nVent Electric PLC	50,940	3,994,715
*	NWPX Infrastructure, Inc.	1,100	45,958
	Old Dominion Freight Line, Inc.	21,807	3,254,695
	Omega Flex, Inc.	4,891	156,023
*	OPENLANE, Inc.	51,154	1,260,435
*	Optex Systems Holdings, Inc.	711	8,404
*	Orion Group Holdings, Inc.	4,256	31,537
	Oshkosh Corp.	24,608	3,113,650
	Otis Worldwide Corp.	57,097	4,892,642
		Shares	Value†
INDUSTRIALS — (Continued)
	Owens Corning	1,053	$146,820
	PACCAR, Inc.	127,644	12,606,121
*	PAMT Corp.	6,042	68,456
	Park Aerospace Corp.	14,265	257,055
	Parker-Hannifin Corp.	5,938	4,346,022
	Park-Ohio Holdings Corp.	3,500	57,400
#*	Parsons Corp.	56,697	4,206,917
	Paychex, Inc.	100,929	14,567,083
	Paycom Software, Inc.	12,208	2,826,640
*	Paylocity Holding Corp.	23,206	4,290,325
	Pentair PLC	53,787	5,497,031
*	Perma-Pipe International Holdings, Inc.	804	17,817
	Pioneer Power Solutions, Inc.	3,818	11,912
	Pitney Bowes, Inc.	34,383	390,591
*	Planet Labs PBC	160,562	1,003,513
#	Powell Industries, Inc.	4,248	1,007,201
#*	Power Solutions International, Inc.	2,037	190,969
	Preformed Line Products Co.	1,786	275,633
	Primoris Services Corp.	25,253	2,378,075
*	Proto Labs, Inc.	12,400	534,688
	Quad/Graphics, Inc.	7,409	39,490
	Quanex Building Products Corp.	3,969	77,316
	Quanta Services, Inc.	12,053	4,895,085
*	Radiant Logistics, Inc.	10,535	62,262
*	RBC Bearings, Inc.	8,762	3,393,873
*	RCM Technologies, Inc.	4,300	103,673
	Regal Rexnord Corp.	11,978	1,831,197
*	Resideo Technologies, Inc.	72,923	1,990,798
	Resources Connection, Inc.	25,615	129,612
	REV Group, Inc.	27,233	1,349,395
	Robert Half, Inc.	52,513	1,938,255
#*	Rocket Lab Corp.	45,436	2,086,421
	Rockwell Automation, Inc.	26,037	9,157,473
	Rollins, Inc.	46,343	2,654,064
	RTX Corp.	167,010	26,315,766
	Rush Enterprises, Inc. (RUSHA US), Class A	34,148	1,848,773
	Rush Enterprises, Inc. (RUSHB US), Class B	9,332	506,821
*	RXO, Inc.	13,761	212,607
	Ryder System, Inc.	12,008	2,133,942
*	Saia, Inc.	3,772	1,140,049

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Schneider National, Inc., Class B	24,897	$608,732
	Science Applications International Corp.	32,190	3,588,541
	Sensata Technologies Holding PLC	36,028	1,108,221
*	Shoals Technologies Group, Inc., Class A	51,561	277,914
	Simpson Manufacturing Co., Inc.	14,508	2,603,170
*	SiteOne Landscape Supply, Inc.	13,929	1,919,834
*	Skillsoft Corp.	103	1,469
	Snap-on, Inc.	14,497	4,656,291
*	SPX Technologies, Inc.	14,335	2,614,561
	SS&C Technologies Holdings, Inc.	88,272	7,545,491
	Standex International Corp.	4,182	688,943
	Stanley Black & Decker, Inc.	45,559	3,082,066
	Steelcase, Inc., Class A	38,338	396,032
*	Sterling Infrastructure, Inc.	9,785	2,618,368
*	Stratasys Ltd.	17,391	188,345
#*	Sunrun, Inc.	68,635	704,195
#*	Symbotic, Inc.	8,226	443,793
*	TaskUS, Inc., Class A	6,019	102,805
*	Taylor Devices, Inc.	260	11,726
*	Team, Inc.	331	5,438
*	TechPrecision Corp.	3,904	16,787
	Tecnoglass, Inc.	8,735	681,592
	Tennant Co.	6,351	524,212
	Terex Corp.	26,702	1,358,064
	Tetra Tech, Inc.	81,819	3,006,030
	Textron, Inc.	63,236	4,917,864
*	Thermon Group Holdings, Inc.	15,854	448,351
	Timken Co.	16,646	1,266,594
*	Titan International, Inc.	19,800	167,508
*	Titan Machinery, Inc.	12,204	235,781
	Toro Co.	36,446	2,706,116
	Trane Technologies PLC	28,702	12,573,772
*	Transcat, Inc.	2,388	182,515
	TransDigm Group, Inc.	6,038	9,711,881
	TransUnion	81,600	7,767,504
*	Trex Co., Inc.	18,825	1,209,318
	TriNet Group, Inc.	15,778	1,069,906
	Trinity Industries, Inc.	46,807	1,090,603
*	TrueBlue, Inc.	26,951	194,586
*	TTEC Holdings, Inc.	34,998	174,290
		Shares	Value†
INDUSTRIALS — (Continued)
*	Tutor Perini Corp.	27,914	$1,344,059
	Twin Disc, Inc.	3,200	27,680
*	Uber Technologies, Inc.	253,492	22,243,923
	UFP Industries, Inc.	21,281	2,085,538
#*	U-Haul Holding Co. (UHAL US)	9,888	572,120
	U-Haul Holding Co. (UHAL/B US)	76,160	3,960,320
	UL Solutions, Inc., Class A	13,386	978,784
*	Ultralife Corp.	1,376	10,967
	UniFirst Corp.	3,569	610,406
	United Parcel Service, Inc., Class B	65,776	5,667,260
	United Rentals, Inc.	22,220	19,618,927
	Universal Logistics Holdings, Inc.	7,757	185,625
*	Upwork, Inc.	61,455	735,002
*	V2X, Inc.	8,132	385,294
	Valmont Industries, Inc.	4,853	1,766,249
	Veralto Corp.	47,149	4,942,630
	Verisk Analytics, Inc.	47,467	13,229,528
*	Verra Mobility Corp.	74,744	1,888,033
	Vertiv Holdings Co., Class A	60,372	8,790,163
	Vestis Corp.	30,696	186,018
*	Vicor Corp.	3,380	150,207
	Virco Mfg. Corp.	1,602	12,399
*	VirTra, Inc.	3,125	22,156
#	VSE Corp.	7,084	1,108,929
	Wabash National Corp.	13,445	133,912
	Watsco, Inc. (WSO US)	11,059	4,986,282
	Watts Water Technologies, Inc., Class A	9,849	2,583,590
	WESCO International, Inc.	28,735	5,946,996
	Westinghouse Air Brake Technologies Corp.	35,139	6,748,445
*	Willdan Group, Inc.	5,179	441,769
	Willis Lease Finance Corp.	4,099	580,336
	WillScot Holdings Corp.	93,246	2,736,770
	Woodward, Inc.	16,317	4,194,774
	Worthington Enterprises, Inc.	8,300	514,351
	WW Grainger, Inc.	10,298	10,705,183
*	Xometry, Inc., Class A	6,805	220,074
*	XPO, Inc.	24,638	2,963,705
	Xylem, Inc.	38,012	5,497,295

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Zurn Elkay Water Solutions Corp.	32,016	$1,416,708
TOTAL INDUSTRIALS			1,059,238,523
INFORMATION TECHNOLOGY — (26.1%)
	A10 Networks, Inc.	23,192	427,197
	Accenture PLC, Class A	75,290	20,109,959
*	ACCESS Newswire, Inc.	1,103	13,071
*	ACI Worldwide, Inc.	40,380	1,718,573
	Adeia, Inc.	43,637	565,099
*	Adobe, Inc.	53,251	19,047,350
	Advanced Energy Industries, Inc.	8,783	1,220,134
*	Advanced Micro Devices, Inc.	130,422	22,994,703
*	Agilysys, Inc.	6,275	715,852
*	Airgain, Inc.	1,196	5,334
*	Alarm.com Holdings, Inc.	14,108	770,720
#*	Alkami Technology, Inc.	19,008	423,688
*	Ambarella, Inc.	1,946	128,611
	Amdocs Ltd.	35,445	3,025,585
	Amphenol Corp., Class A	96,274	10,254,144
*	Amtech Systems, Inc.	2,892	13,607
	Analog Devices, Inc.	22,305	5,010,372
*	Appfolio, Inc., Class A	5,650	1,510,697
	Apple, Inc.	1,989,308	412,920,481
	Applied Materials, Inc.	98,382	17,714,663
*	AppLovin Corp., Class A	50,092	19,570,944
*	Arista Networks, Inc.	91,537	11,279,189
*	Arrow Electronics, Inc.	24,568	2,849,888
*	ASGN, Inc.	18,356	920,370
*	AstroNova, Inc.	663	7,492
*	Atlassian Corp., Class A	10,969	2,103,635
#*	Aurora Innovation, Inc.	231,463	1,344,800
*	Autodesk, Inc.	40,517	12,281,108
*	AvePoint, Inc.	25,788	492,035
*	Aviat Networks, Inc.	3,288	71,021
	Avnet, Inc.	51,732	2,738,692
*	Axcelis Technologies, Inc.	5,242	354,831
	Badger Meter, Inc.	4,896	924,169
	Bel Fuse, Inc. (BELFA US), Class A	158	18,096
	Bel Fuse, Inc. (BELFB US), Class B	2,606	338,884
	Belden, Inc.	8,794	1,087,378
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Benchmark Electronics, Inc.	15,479	$595,942
	Bentley Systems, Inc., Class B	77,821	4,512,062
*	Bill Holdings, Inc.	37,513	1,607,432
*	BK Technologies Corp.	207	8,040
*	Blackbaud, Inc.	12,890	869,044
#*	BlackLine, Inc.	13,324	716,565
*	Box, Inc., Class A	43,941	1,410,506
	Broadcom, Inc.	485,056	142,460,947
*	C3.ai, Inc., Class A	36,007	848,325
*	Cadence Design Systems, Inc.	28,691	10,459,878
*	Calix, Inc.	11,297	640,427
*	CCC Intelligent Solutions Holdings, Inc.	192,370	1,860,218
	CDW Corp.	35,846	6,250,825
*	Cerence, Inc.	21,011	180,695
*	CEVA, Inc.	9,381	200,472
*	Ciena Corp.	42,877	3,980,701
#*	Cipher Mining, Inc.	81,388	444,378
*	Cirrus Logic, Inc.	16,433	1,654,967
	Cisco Systems, Inc.	538,922	36,689,810
	Clear Secure, Inc., Class A	25,796	758,660
*	Clearfield, Inc.	2,900	127,049
*	Clearwater Analytics Holdings, Inc., Class A	5,371	108,816
	Climb Global Solutions, Inc.	233	27,494
	Cognex Corp.	39,957	1,629,047
	Cognizant Technology Solutions Corp., Class A	91,418	6,560,156
*	Cohu, Inc.	10,806	192,995
*	Commvault Systems, Inc.	6,010	1,141,600
*	Comtech Telecommunications Corp.	5,008	10,867
*	Consensus Cloud Solutions, Inc.	5,537	111,737
*	Corsair Gaming, Inc.	33,081	299,714
#	Crane NXT Co.	8,403	498,634
#*	Credo Technology Group Holding Ltd.	26,279	2,931,422
*	Crexendo, Inc.	3,157	17,584
*	Crowdstrike Holdings, Inc., Class A	8,724	3,965,669
*	CS Disco, Inc.	7,679	30,486
	CSP, Inc.	1,100	11,286
*	CVD Equipment Corp.	115	444
*	Daily Journal Corp.	490	195,794
*	Daktronics, Inc.	24,371	395,298

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Data I/O Corp.	4,622	$14,975
*	Data Storage Corp.	848	4,003
*	Datadog, Inc., Class A	32,401	4,535,492
	Dell Technologies, Inc., Class C	35,057	4,651,713
*	Diebold Nixdorf, Inc.	6,843	385,192
*	Digi International, Inc.	22,292	726,942
*	Digital Turbine, Inc.	31,674	172,623
*	Docusign, Inc.	39,405	2,980,594
	Dolby Laboratories, Inc., Class A	16,919	1,274,677
*	Dropbox, Inc., Class A	60,938	1,655,685
*	DXC Technology Co.	53,632	729,932
*	Dynatrace, Inc.	100,701	5,297,880
*	E2open Parent Holdings, Inc.	94,249	311,022
*	Eastman Kodak Co.	16,868	113,016
*	eGain Corp.	5,400	33,372
*	Electro-Sensors, Inc.	1,026	4,550
*	Enphase Energy, Inc.	2,943	95,235
#	Entegris, Inc.	12,112	950,308
*	EPAM Systems, Inc.	19,586	3,088,908
*	ePlus, Inc.	10,393	673,259
*	EverCommerce, Inc.	109	1,170
*	Evolv Technologies Holdings, Inc.	4,190	27,465
*	Exodus Movement, Inc., Class A	648	19,984
*	Expensify, Inc., Class A	3,177	6,449
*	F5, Inc.	20,962	6,569,910
*	Fair Isaac Corp.	3,517	5,052,944
*	Five9, Inc.	5,368	138,655
*	Flex Ltd.	72,882	3,634,625
*	FormFactor, Inc.	18,445	524,022
*	Fortinet, Inc.	107,422	10,731,458
*	Franklin Wireless Corp.	1,509	5,870
	Frequency Electronics, Inc.	619	16,465
*	Freshworks, Inc., Class A	70,506	915,873
*	Gartner, Inc.	15,965	5,406,547
	Gen Digital, Inc.	213,934	6,308,914
*	Globant SA	19,547	1,647,030
*	GoDaddy, Inc., Class A	25,788	4,166,825
*	Grid Dynamics Holdings, Inc.	37,052	351,623
*	Guidewire Software, Inc.	16,161	3,655,941
	Hackett Group, Inc.	13,798	322,735
*	Harmonic, Inc.	37,729	321,074
	Hewlett Packard Enterprise Co.	470,660	9,737,955
	HP, Inc.	155,240	3,849,952
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	HubSpot, Inc.	5,315	$2,761,940
*	Ichor Holdings Ltd.	8,681	171,797
*	Identiv, Inc.	2,402	8,719
#*	indie Semiconductor, Inc., Class A	72,735	284,394
*	Informatica, Inc., Class A	38,444	949,567
	Information Services Group, Inc.	10,339	44,561
*	Insight Enterprises, Inc.	12,393	1,469,562
*	Intapp, Inc.	5,524	221,236
	Intel Corp.	286,734	5,677,333
*	Intellicheck, Inc.	3,718	18,404
*	Intellinetics, Inc.	379	4,567
#	InterDigital, Inc.	14,728	3,802,770
*	Interlink Electronics, Inc.	231	1,508
	International Business Machines Corp.	152,154	38,517,785
	Intuit, Inc.	27,257	21,400,288
*	Inuvo, Inc.	1,870	9,126
#*	IonQ, Inc.	18,007	717,939
*	Itron, Inc.	14,668	1,826,753
*	Jamf Holding Corp.	30,550	242,567
*	JFrog Ltd.	28,585	1,240,875
*	Key Tronic Corp.	5,838	17,164
*	Keysight Technologies, Inc.	18,937	3,103,964
*	Kimball Electronics, Inc.	1,207	22,643
	KLA Corp.	18,615	16,363,143
*	Klaviyo, Inc., Class A	11,615	361,227
	Kulicke & Soffa Industries, Inc.	16,168	529,664
*	KVH Industries, Inc.	1,119	5,920
*	Kyndryl Holdings, Inc.	55,335	2,090,003
	Lam Research Corp.	95,115	9,020,707
*	Lantronix, Inc.	3,255	10,449
*	Lattice Semiconductor Corp.	22,535	1,122,919
*	LGL Group, Inc.	400	2,910
#*	Life360, Inc.	10,515	805,344
*	LiveRamp Holdings, Inc.	31,641	1,038,458
*	Lumentum Holdings, Inc.	1	110
*	MACOM Technology Solutions Holdings, Inc.	7,805	1,070,378
*	Manhattan Associates, Inc.	12,996	2,854,701
	Marvell Technology, Inc.	119,520	9,605,822
*	MaxLinear, Inc.	24,201	382,860
*	Meridianlink, Inc.	17,764	283,869
	Methode Electronics, Inc.	16,000	104,960

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Microsoft Corp.	427,560	$228,103,260
*	Mirion Technologies, Inc.	80,775	1,805,321
*	Mitek Systems, Inc.	19,733	177,992
	MKS, Inc.	12,033	1,145,301
*	MongoDB, Inc.	17,508	4,164,978
	Monolithic Power Systems, Inc.	2,448	1,741,116
	Motorola Solutions, Inc.	24,583	10,791,445
*	N-able, Inc.	60,486	488,727
	Napco Security Technologies, Inc.	7,858	239,905
*	nCino, Inc.	37,974	1,060,424
*	NCR Voyix Corp.	10,124	137,889
	NetApp, Inc.	64,864	6,754,288
*	NETGEAR, Inc.	11,673	271,397
*	NetScout Systems, Inc.	26,543	568,551
*	NetSol Technologies, Inc.	26,556	108,083
*	Nortech Systems, Inc.	126	1,060
*	Novanta, Inc.	9,669	1,189,480
*	Nutanix, Inc., Class A	70,027	5,263,930
	NVIDIA Corp.	3,243,880	576,988,936
*	Okta, Inc.	55,708	5,448,242
*	ON24, Inc.	32,970	163,531
*	One Stop Systems, Inc.	3,548	19,124
	OneSpan, Inc.	14,569	214,893
*	Onto Innovation, Inc.	3,608	341,858
*	Optical Cable Corp.	1,610	7,213
	Oracle Corp.	190,145	48,253,097
*	Palantir Technologies, Inc., Class A	104,386	16,529,523
*	Palo Alto Networks, Inc.	72,181	12,530,622
*	PAR Technology Corp.	13,916	845,814
	PC Connection, Inc.	13,067	804,797
*	PDF Solutions, Inc.	9,700	215,631
	Pegasystems, Inc.	52,808	3,100,358
#*	Penguin Solutions, Inc.	24,297	572,680
*	Perfect Corp.	3,929	7,701
*	Photronics, Inc.	24,055	489,760
*»	Pivotal Software, Inc.	6,142	0
*	Plexus Corp.	7,348	936,870
	Power Integrations, Inc.	14,868	721,395
*	Powerfleet, Inc. NJ	40,837	165,798
*	Procore Technologies, Inc.	19,528	1,398,791
	Progress Software Corp.	21,830	1,049,586
*	PTC, Inc.	26,806	5,758,197
*	Pure Storage, Inc., Class A	52,181	3,105,813
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Q2 Holdings, Inc.	10,502	$852,762
	QUALCOMM, Inc.	193,091	28,338,035
*	Qualys, Inc.	7,529	1,001,884
*	Ralliant Corp.	29,585	1,352,626
*	Rambus, Inc.	31,354	2,318,001
	Red Violet, Inc.	1,433	63,525
*	Research Solutions, Inc.	1,852	4,936
*	RF Industries Ltd.	3,146	25,923
*	Ribbon Communications, Inc.	11,503	43,251
	Richardson Electronics Ltd.	500	5,040
*	RingCentral, Inc., Class A	22,898	583,670
	Roper Technologies, Inc.	15,316	8,429,926
	Salesforce, Inc.	90,094	23,273,983
*	Samsara, Inc., Class A	19,671	748,088
	Sapiens International Corp. NV	19,558	536,085
*	ScanSource, Inc.	10,764	418,074
*	SEMrush Holdings, Inc., Class A	29,843	267,393
*	Semtech Corp.	3,358	171,594
*	SentinelOne, Inc., Class A	79,907	1,465,494
*	ServiceNow, Inc.	13,978	13,182,931
*	Silicon Laboratories, Inc.	8,102	1,067,601
*	SiTime Corp.	4,276	867,387
	Skyworks Solutions, Inc.	26,331	1,804,727
#*	SolarEdge Technologies, Inc.	22,090	566,829
*	SoundThinking, Inc.	2,086	23,801
*	Sprinklr, Inc., Class A	33,445	301,339
*	SPS Commerce, Inc.	8,128	884,855
*	Synaptics, Inc.	14,903	934,418
*	Synchronoss Technologies, Inc.	12,000	87,840
*	Synopsys, Inc.	13,408	8,493,566
	TD SYNNEX Corp.	30,383	4,387,001
	TE Connectivity PLC	28,590	5,882,393
*	Teledyne Technologies, Inc.	7,412	4,084,160
*	Telos Corp.	10,632	27,324
*	Teradata Corp.	27,074	566,659
	Teradyne, Inc.	47,370	5,088,959
#*	Terawulf, Inc.	33,030	170,435
*	TransAct Technologies, Inc.	300	1,131
*	Trimble, Inc.	69,639	5,842,016
*	Trio-Tech International	1,792	9,748
*	Twilio, Inc., Class A	55,937	7,215,873

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Tyler Technologies, Inc.	6,533	$3,818,930
*	UiPath, Inc., Class A	106,997	1,257,215
*	Ultra Clean Holdings, Inc.	11,669	262,786
*	Unisys Corp.	24,085	99,471
#*	Unity Software, Inc.	146,398	4,883,837
	Universal Display Corp.	13,224	1,909,546
*	Veeco Instruments, Inc.	3,623	75,286
*	Verint Systems, Inc.	25,544	543,576
*	Vertex, Inc., Class A	18,063	599,150
*	Viant Technology, Inc., Class A	1,806	26,187
*	Viasat, Inc.	5,260	86,422
*	Viavi Solutions, Inc.	40,117	403,176
*	Vishay Precision Group, Inc.	335	8,884
	Vontier Corp.	69,072	2,864,416
*	WidePoint Corp.	3,408	10,258
*	Workday, Inc., Class A	14,333	3,287,704
	Xerox Holdings Corp.	36,283	146,946
*	Xperi, Inc.	22,459	135,203
*	Yext, Inc.	35,168	285,564
*	Zebra Technologies Corp., Class A	18,078	6,128,804
*	Zeta Global Holdings Corp., Class A	32,133	502,881
*	Zoom Communications, Inc.	53,211	3,940,275
*	Zscaler, Inc.	7,378	2,106,862
TOTAL INFORMATION TECHNOLOGY			2,137,118,167
MATERIALS — (2.4%)
	Albemarle Corp.	18,782	1,274,359
	Amcor PLC	874,068	8,172,536
	American Vanguard Corp.	32,321	124,759
	AptarGroup, Inc.	25,418	3,994,185
	Ardagh Metal Packaging SA	41,916	165,987
	Ashland, Inc.	9,923	511,630
*	Aspen Aerogels, Inc.	24,830	190,198
	Avery Dennison Corp.	33,516	5,622,979
	Avient Corp.	43,603	1,376,547
*	Axalta Coating Systems Ltd.	120,982	3,426,210
	Balchem Corp.	11,386	1,736,023
	Ball Corp.	103,840	5,945,878
*	Bioceres Crop Solutions Corp.	2,888	9,877
	Caledonia Mining Corp. PLC	1,217	23,963
		Shares	Value†
MATERIALS — (Continued)
	Carpenter Technology Corp.	17,405	$4,340,633
	Celanese Corp.	22,389	1,169,377
*	Coeur Mining, Inc.	45,578	396,073
	Commercial Metals Co.	23,386	1,212,798
*	Compass Minerals International, Inc.	6,323	126,017
	Corteva, Inc.	140,491	10,133,616
	Crown Holdings, Inc.	54,092	5,374,581
	DuPont de Nemours, Inc.	74,802	5,378,264
	Ecolab, Inc.	35,286	9,236,463
	Element Solutions, Inc.	146,782	3,464,055
	Flexible Solutions International, Inc.	3,279	17,484
*	Flotek Industries, Inc.	2,421	29,173
	FMC Corp.	43,715	1,706,634
	Graphic Packaging Holding Co.	95,737	2,140,679
	Greif, Inc. (GEF US), Class A	13,296	843,365
	Greif, Inc. (GEF/B US), Class B	1,339	87,905
	Hawkins, Inc.	11,697	1,909,886
	HB Fuller Co.	26,607	1,495,313
	Hecla Mining Co.	246,700	1,416,058
	Huntsman Corp.	71,859	697,032
*	Ingevity Corp.	8,756	365,913
	Innospec, Inc.	11,994	958,321
	International Flavors & Fragrances, Inc.	70,783	5,027,716
*	Intrepid Potash, Inc.	1,876	62,433
*	Ivanhoe Electric, Inc.	1,297	12,399
*	James Hardie Industries PLC	28,054	727,721
	Kaiser Aluminum Corp.	4,150	320,837
*	Knife River Corp.	15,698	1,294,771
	Koppers Holdings, Inc.	7,836	257,491
	Louisiana-Pacific Corp.	27,192	2,458,429
	Materion Corp.	8,010	843,453
*	McEwen, Inc.	1,454	14,773
	Minerals Technologies, Inc.	17,358	1,009,368
	Mosaic Co.	50,523	1,819,333
#*	MP Materials Corp.	38,889	2,391,674
	Myers Industries, Inc.	11,436	167,537
	NewMarket Corp.	3,038	2,087,106
	Newmont Corp.	118,892	7,383,193
	Nexa Resources SA	1,219	5,900
	Northern Technologies International Corp.	2,004	15,431
	Nucor Corp.	22,524	3,222,509
	Olympic Steel, Inc.	6,698	208,308

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Packaging Corp. of America	18,075	$3,502,031
*	Perimeter Solutions, Inc.	65,395	1,054,821
	PPG Industries, Inc.	56,234	5,932,687
	Quaker Chemical Corp.	3,209	367,174
*	Ranpak Holdings Corp.	39,464	144,044
	Reliance, Inc.	31,395	9,108,631
††	Resolute Forest Products, Inc.	1,960	522
	Royal Gold, Inc.	33,152	5,019,876
	RPM International, Inc.	73,311	8,607,445
	Ryerson Holding Corp.	23,312	480,227
	Scotts Miracle-Gro Co.	20,077	1,258,025
	Sealed Air Corp.	66,640	1,950,553
	Sensient Technologies Corp.	13,086	1,469,427
	Sherwin-Williams Co.	63,108	20,881,175
	Silgan Holdings, Inc.	43,954	2,045,180
	Smurfit WestRock PLC	45,857	2,035,134
	Sonoco Products Co.	33,695	1,518,634
	Southern Copper Corp.	6,270	590,383
	Steel Dynamics, Inc.	26,868	3,427,282
	Stepan Co.	10,334	524,657
	Sylvamo Corp.	21,420	986,819
	TriMas Corp.	29,612	1,058,037
	Vulcan Materials Co.	22,594	6,205,894
	Worthington Steel, Inc.	23,049	703,455
TOTAL MATERIALS			193,277,266
REAL ESTATE — (0.4%)
*	AMREP Corp.	308	6,853
*	CBRE Group, Inc., Class A	53,952	8,402,484
*	Compass, Inc., Class A	129,635	1,029,302
*	CoStar Group, Inc.	58,933	5,609,832
*	Cushman & Wakefield PLC	93,135	1,135,316
	eXp World Holdings, Inc.	14,656	157,992
*	Forestar Group, Inc.	5,260	130,448
*	FRP Holdings, Inc.	237	6,257
*	Howard Hughes Holdings, Inc.	12,620	867,373
*	Jones Lang LaSalle, Inc.	21,099	5,704,326
	Marcus & Millichap, Inc.	13,045	406,482
		Shares	Value†
REAL ESTATE — (Continued)
*	Maui Land & Pineapple Co., Inc.	154	$2,619
	Newmark Group, Inc., Class A	63,825	968,225
*	RE/MAX Holdings, Inc., Class A	6,670	51,292
	RMR Group, Inc., Class A	4,376	70,279
*	Seaport Entertainment Group, Inc.	3,179	73,339
*	Zillow Group, Inc. (Z US), Class C	70,680	5,622,594
*	Zillow Group, Inc. (ZG US), Class A	11,800	905,650
TOTAL REAL ESTATE			31,150,663
UTILITIES — (0.8%)
	American States Water Co.	16,212	1,193,041
	American Water Works Co., Inc.	40,969	5,745,492
	Artesian Resources Corp., Class A	381	12,440
	Atmos Energy Corp.	34,858	5,435,059
	California Water Service Group	24,812	1,128,202
	Chesapeake Utilities Corp.	3,888	466,093
	Consolidated Edison, Inc.	53,991	5,588,068
	Consolidated Water Co. Ltd.	2,963	86,194
	Constellation Energy Corp.	15,832	5,507,003
	Edison International	137,439	7,163,321
	Essential Utilities, Inc.	46,702	1,718,634
	Eversource Energy	130,267	8,610,649
	Exelon Corp.	150,192	6,749,628
	Genie Energy Ltd., Class B	21,350	433,832
	Global Water Resources, Inc.	1,296	12,377
	H2O America	15,217	734,829
	MDU Resources Group, Inc.	24,657	425,333
	Middlesex Water Co.	7,528	388,445
*	Montauk Renewables, Inc.	5,801	12,588
	New Jersey Resources Corp.	62,660	2,876,721
	Northwest Natural Holding Co.	17,207	686,903
	ONE Gas, Inc.	18,334	1,332,882
	Ormat Technologies, Inc.	14,747	1,318,529

U.S. Sustainability Core 1 Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Public Service Enterprise Group, Inc.	22,258	$1,998,546
* Pure Cycle Corp.	11,593	113,611
RGC Resources, Inc.	517	10,412
Southwest Gas Holdings, Inc.	29,363	2,294,425
Spire, Inc.	21,510	1,601,850
UGI Corp.	91,076	3,295,130
Unitil Corp.	4,502	232,213
York Water Co.	1,961	59,340
TOTAL UTILITIES		67,231,790
TOTAL COMMON STOCKS Cost ($4,194,352,875)		8,029,472,474

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	14,788,617	$14,788,617
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	11,594,486	134,113,421
TOTAL INVESTMENTS — (100.0%)
(Cost $4,343,250,519)^^			$8,178,374,512
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$824,903,697	—	—	$824,903,697
Consumer Discretionary	977,575,638	—	—	977,575,638
Consumer Staples	372,482,651	—	—	372,482,651
Energy	116,344,871	—	—	116,344,871
Financials	1,461,844,246	$1,560	—	1,461,845,806
Health Care	788,154,734	4,854	$143,814	788,303,402
Industrials	1,059,228,068	10,455	—	1,059,238,523
Information Technology	2,137,118,167	—	—	2,137,118,167
Materials	193,276,744	—	522	193,277,266
Real Estate	31,150,663	—	—	31,150,663
Utilities	67,231,790	—	—	67,231,790
Temporary Cash Investments	14,788,617	—	—	14,788,617
Securities Lending Collateral	—	134,113,421	—	134,113,421
Total Investments in Securities	$8,044,099,886	$134,130,290	$144,336˂˃	$8,178,374,512

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Sustainability Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (4.2%)
*	Advantage Solutions, Inc.	18,086	$24,778
*	AMC Networks, Inc., Class A	10,306	61,733
*	Angi, Inc.	14,689	238,256
	ATN International, Inc.	4,582	78,581
*	Bandwidth, Inc., Class A	8,289	115,300
*	Boston Omaha Corp., Class A	8,898	119,678
*	Bumble, Inc., Class A	28,410	221,030
	Cable One, Inc.	770	98,545
*	Cars.com, Inc.	20,124	258,996
*	DHI Group, Inc.	11,057	29,412
*	DoubleVerify Holdings, Inc.	23,135	354,428
*	EchoStar Corp., Class A	2,537	82,681
	Entravision Communications Corp., Class A	16,255	35,924
*	Eventbrite, Inc., Class A	5,338	13,025
*	EW Scripps Co., Class A	22,501	67,278
*	Frontier Communications Parent, Inc.	52,610	1,932,891
*	Gambling.com Group Ltd.	5,426	57,353
*	Gannett Co., Inc.	15,544	59,223
*	GCI Liberty, Inc. (GLBKV US), Class C	5,470	181,877
*	GCI Liberty, Inc. (GLIBA US), Class A	883	29,174
	Gray Media, Inc.	28,773	129,766
*	Integral Ad Science Holding Corp.	42,067	344,949
	Interpublic Group of Cos., Inc.	70,426	1,732,480
	John Wiley & Sons, Inc. (WLY US), Class A	9,401	362,879
*	Liberty Broadband Corp. (LBRDA US), Class A	4,419	270,133
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Broadband Corp. (LBRDK US), Class C	27,351	$1,677,163
*	Liberty Global Ltd. (LBTYA US), Class A	44,033	441,211
*	Liberty Global Ltd. (LBTYK US), Class C	43,038	440,279
*	Liberty Latin America Ltd. (LILA US), Class A	9,626	67,863
*	Liberty Latin America Ltd. (LILAK US), Class C	48,846	348,760
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	2,178	178,160
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	1,982	166,944
*	Magnite, Inc.	32,536	748,653
	Marcus Corp.	7,615	124,658
	National CineMedia, Inc.	17,642	84,858
	Nexstar Media Group, Inc.	9,244	1,729,645
*	Nextdoor Holdings, Inc.	13,367	23,392
#	Omnicom Group, Inc.	10,938	788,083
	Paramount Global (PARA US), Class B	36,864	463,380
#	Paramount Global (PARAA US), Class A	4,246	81,056
*	PubMatic, Inc., Class A	11,087	133,155
*	Reservoir Media, Inc.	9,072	72,032
	Saga Communications, Inc., Class A	900	11,340
	Scholastic Corp.	9,082	224,053
	Shenandoah Telecommunications Co.	15,301	224,619
	Shutterstock, Inc.	4,436	84,994
	Sinclair, Inc.	3,295	47,646

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Sirius XM Holdings, Inc.	2,315	$48,893
*	Sphere Entertainment Co.	8,832	380,218
	Spok Holdings, Inc.	3,568	65,437
	Sunrise Communications AG, ADR, Class A	9,421	499,878
*	Teads Holding Co.	2,244	5,677
*	TechTarget, Inc.	2,108	15,262
	TEGNA, Inc.	46,978	784,533
	Telephone & Data Systems, Inc.	28,931	1,129,466
*	TripAdvisor, Inc.	21,699	379,515
*	TrueCar, Inc.	1,711	3,131
*	U.S. Cellular Corp.	15,565	1,135,155
*	Vimeo, Inc.	47,066	178,380
*	Vivid Seats, Inc., Class A	22,764	35,284
*	WideOpenWest, Inc.	6,256	21,083
*	Yelp, Inc.	11,851	408,030
*	Ziff Davis, Inc.	11,082	344,872
*	ZoomInfo Technologies, Inc.	52,410	567,600
TOTAL COMMUNICATION SERVICES			21,064,728
CONSUMER DISCRETIONARY — (16.3%)
*	1-800-Flowers.com, Inc., Class A	12,741	75,299
*	1stdibs.com, Inc.	6,833	18,859
*	Abercrombie & Fitch Co., Class A	8,986	862,836
	Academy Sports & Outdoors, Inc.	21,145	1,073,955
*	Adient PLC	21,740	466,106
	ADT, Inc.	146,394	1,222,390
*	Adtalem Global Education, Inc.	15,236	1,741,018
	Advance Auto Parts, Inc.	13,169	698,879
	A-Mark Precious Metals, Inc.	6,700	142,576
*	American Axle & Manufacturing Holdings, Inc.	34,590	153,926
	American Eagle Outfitters, Inc.	51,762	559,030
*	American Public Education, Inc.	5,674	167,497
*	America's Car-Mart, Inc.	2,589	116,609
*	Aptiv PLC	42,091	2,889,126
	Aramark	34,616	1,473,257
	Arko Corp.	24,049	100,284
*	Asbury Automotive Group, Inc.	5,412	1,202,113
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Autoliv, Inc.	7,799	$869,978
*	AutoNation, Inc.	10,667	2,054,891
	Bassett Furniture Industries, Inc.	2,964	46,891
*	Beazer Homes USA, Inc.	9,699	227,927
*	Biglari Holdings, Inc. (BH US), Class B	62	19,116
*	Birkenstock Holding PLC	10,081	504,957
*	BJ's Restaurants, Inc.	7,274	257,718
	BorgWarner, Inc.	64,192	2,362,266
	Brunswick Corp.	15,355	895,043
*	Caesars Entertainment, Inc.	44,221	1,179,816
	Caleres, Inc.	9,310	127,826
*	Capri Holdings Ltd.	9,512	173,023
*	CarMax, Inc.	2,241	126,863
	Carriage Services, Inc.	3,320	149,134
	Carter's, Inc.	9,555	231,613
	Cato Corp., Class A	6,492	18,307
*	Cavco Industries, Inc.	162	65,395
	Century Communities, Inc.	9,462	532,616
*	Champion Homes, Inc.	3,012	183,431
*	Citi Trends, Inc.	2,972	90,705
	Columbia Sportswear Co.	10,353	585,669
*	ContextLogic, Inc., Class A	5,427	40,648
	Cracker Barrel Old Country Store, Inc.	4,189	259,718
	Cricut, Inc., Class A	5,847	28,650
*	Crocs, Inc.	4,282	427,044
*	Culp, Inc.	4,000	17,000
	Dana, Inc.	41,049	653,500
#	Designer Brands, Inc., Class A	14,068	39,672
*	Destination XL Group, Inc.	7,398	9,617
#	Dillard's, Inc., Class A	533	248,874
*	Dorman Products, Inc.	6,099	735,661
*	Dream Finders Homes, Inc., Class A	5,191	131,436
*	El Pollo Loco Holdings, Inc.	10,787	111,106
	Escalade, Inc.	2,840	34,904
	Ethan Allen Interiors, Inc.	8,291	246,823
*	Figs, Inc., Class A	34,411	223,672

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	First Watch Restaurant Group, Inc.	16,339	$282,501
*	Five Below, Inc.	2,164	295,429
	Flexsteel Industries, Inc.	1,294	44,009
*	Foot Locker, Inc.	26,731	669,344
*	Fox Factory Holding Corp.	2,914	88,498
*	Funko, Inc., Class A	11,017	42,305
	Gap, Inc.	92,358	1,797,287
*	Genesco, Inc.	3,333	80,192
	Gentex Corp.	34,977	924,092
*	Gentherm, Inc.	7,165	229,567
*	G-III Apparel Group Ltd.	13,642	321,951
*	Global Business Travel Group I	5,859	37,673
	Golden Entertainment, Inc.	3,441	96,761
*	Goodyear Tire & Rubber Co.	75,715	778,350
	Graham Holdings Co., Class B	1,065	1,016,202
*	Green Brick Partners, Inc.	12,789	792,151
	Group 1 Automotive, Inc.	4,074	1,679,099
	Guess?, Inc.	15,971	207,623
	Hamilton Beach Brands Holding Co., Class A	3,030	47,177
	Harley-Davidson, Inc.	37,314	907,850
	Haverty Furniture Cos., Inc. (HVT US)	4,883	100,736
*	Helen of Troy Ltd.	3,370	74,073
*	Hilton Grand Vacations, Inc.	22,673	1,016,204
*	Holley, Inc.	35,043	72,889
	Hooker Furnishings Corp.	3,752	35,456
*	Hovnanian Enterprises, Inc., Class A	1,507	180,041
	J Jill, Inc.	1,922	30,137
	JAKKS Pacific, Inc.	2,878	50,969
	Johnson Outdoors, Inc., Class A	2,844	94,421
	KB Home	19,444	1,074,475
#	Kohl's Corp.	15,848	171,792
#	Krispy Kreme, Inc.	22,106	80,024
	Lakeland Industries, Inc.	2,662	37,028
*	Lands' End, Inc.	8,069	94,649
*	Latham Group, Inc.	20,733	140,570
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Laureate Education, Inc.	22,510	$508,726
	La-Z-Boy, Inc.	12,947	465,704
	LCI Industries	6,571	624,245
	Lear Corp.	15,737	1,483,842
*	Legacy Housing Corp.	6,651	148,849
*	LGI Homes, Inc.	6,773	360,798
*	Life Time Group Holdings, Inc.	38,202	1,097,161
	Lifetime Brands, Inc.	6,271	27,592
*	Lincoln Educational Services Corp.	9,167	209,649
	Lithia Motors, Inc.	6,979	2,009,952
	LKQ Corp.	50,904	1,500,141
*	Lovesac Co.	4,311	77,641
	Macy's, Inc.	85,319	1,077,579
*	Malibu Boats, Inc., Class A	5,929	197,495
	Marine Products Corp.	4,814	41,352
*	MarineMax, Inc.	6,679	151,480
	Marriott Vacations Worldwide Corp.	10,340	770,020
*	MasterCraft Boat Holdings, Inc.	4,007	77,495
*	Mattel, Inc.	56,584	962,494
	Matthews International Corp., Class A	8,137	191,138
*	MGM Resorts International	4,892	178,313
*	Mister Car Wash, Inc.	43,904	253,546
*	Mobileye Global, Inc., Class A	28,131	400,585
*	Mohawk Industries, Inc.	17,220	1,971,862
	Monarch Casino & Resort, Inc.	1,391	143,217
#	Monro, Inc.	7,492	105,600
*	Motorcar Parts of America, Inc.	5,047	52,337
	Movado Group, Inc.	5,303	82,250
*	National Vision Holdings, Inc.	21,814	529,208
	Newell Brands, Inc.	117,233	657,677
*	ODP Corp.	8,840	157,706
	OneSpaWorld Holdings Ltd.	14,112	312,157
*	OneWater Marine, Inc., Class A	3,425	52,540
	Oxford Industries, Inc.	3,663	139,853
	Patrick Industries, Inc.	10,439	1,015,088

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Penn Entertainment, Inc.	17,997	$325,026
	Penske Automotive Group, Inc.	14,043	2,350,939
	Perdoceo Education Corp.	20,573	592,091
*	Petco Health & Wellness Co., Inc.	57,671	173,590
*	PetMed Express, Inc.	3,703	11,553
	Phinia, Inc.	12,294	623,306
	Polaris, Inc.	7,733	409,153
*	Portillo's, Inc., Class A	15,113	150,526
*	Pursuit Attractions & Hospitality, Inc.	2,812	85,035
	PVH Corp.	15,087	1,107,688
	RCI Hospitality Holdings, Inc.	1,296	46,436
	Rocky Brands, Inc.	2,544	66,551
*	Sally Beauty Holdings, Inc.	29,185	284,262
	Shoe Carnival, Inc.	9,081	185,797
#	Signet Jewelers Ltd.	11,767	930,770
*	Skechers USA, Inc., Class A	20,139	1,273,792
	Sonic Automotive, Inc., Class A	7,204	521,209
	Standard Motor Products, Inc.	6,747	204,839
	Steven Madden Ltd.	13,150	315,666
*	Stoneridge, Inc.	5,429	41,803
	Strategic Education, Inc.	7,143	529,618
*	Strattec Security Corp.	1,052	66,760
	Superior Group of Cos., Inc.	3,288	31,729
*	Target Hospitality Corp.	13,643	103,550
*	Taylor Morrison Home Corp.	29,782	1,765,477
	Thor Industries, Inc.	14,697	1,337,280
*	Tile Shop Holdings, Inc.	11,776	74,307
#*	Tilly's, Inc., Class A	7,075	12,664
	Toll Brothers, Inc.	28,980	3,430,073
*	Topgolf Callaway Brands Corp.	46,821	433,094
*	Tri Pointe Homes, Inc.	27,021	832,247
*	Under Armour, Inc. (UA US), Class C	56,566	356,366
*	Under Armour, Inc. (UAA US), Class A	51,824	344,111
*	Unifi, Inc.	6,055	27,490
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Universal Electronics, Inc.	3,207	$19,467
	Upbound Group, Inc.	14,779	304,965
#*	Urban Outfitters, Inc.	25,412	1,913,015
*	Vera Bradley, Inc.	3,367	6,498
*	Victoria's Secret & Co.	10,454	196,535
*	Visteon Corp.	5,507	612,103
	Weyco Group, Inc.	3,084	89,683
#	Whirlpool Corp.	9,052	751,678
	Winnebago Industries, Inc.	8,471	251,758
*	Zumiez, Inc.	6,138	84,152
TOTAL CONSUMER DISCRETIONARY			81,776,739
CONSUMER STAPLES — (4.3%)
	Andersons, Inc.	10,801	387,972
	B&G Foods, Inc.	23,175	95,018
*	Boston Beer Co., Inc. , Class A	1,696	351,208
	Bunge Global SA	19,842	1,582,598
	Calavo Growers, Inc.	4,813	126,582
#	Campbell's Co.	40,939	1,306,773
*	Central Garden & Pet Co. (CENT US)	3,200	124,864
*	Central Garden & Pet Co. (CENTA US), Class A	15,767	560,044
	Conagra Brands, Inc.	81,043	1,479,845
*	Coty, Inc., Class A	90,378	438,333
	Dole PLC	24,502	348,908
	Edgewell Personal Care Co.	14,529	366,567
	Flowers Foods, Inc.	26,999	427,934
*	Freshpet, Inc.	345	23,570
*	Grocery Outlet Holding Corp.	21,621	284,749
*	Hain Celestial Group, Inc.	22,082	34,669
	Ingles Markets, Inc., Class A	4,152	261,285
	Ingredion, Inc.	16,778	2,206,978
	J&J Snack Foods Corp.	2,404	271,388
	J.M. Smucker Co.	27,536	2,955,714
	John B Sanfilippo & Son, Inc.	2,247	142,258
	Limoneira Co.	3,134	46,007
*	Medifast, Inc.	755	10,396
*	Mission Produce, Inc.	18,175	224,280
	Molson Coors Beverage Co., Class B	52,744	2,569,688

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Nature's Sunshine Products, Inc.	5,004	$70,106
	Nu Skin Enterprises, Inc., Class A	9,371	78,529
	Oil-Dri Corp. of America	4,158	234,511
	PriceSmart, Inc.	8,462	909,665
*	Seneca Foods Corp. (SENEA US), Class A	1,783	186,734
*	Simply Good Foods Co.	24,138	735,243
	SpartanNash Co.	10,163	269,726
	Spectrum Brands Holdings, Inc.	7,588	406,034
	Tootsie Roll Industries, Inc.	6,546	248,290
*	TreeHouse Foods, Inc.	14,211	273,135
*	United Natural Foods, Inc.	17,075	471,953
*	USANA Health Sciences, Inc.	5,100	149,889
	Utz Brands, Inc.	7,011	91,353
	Village Super Market, Inc., Class A	3,681	126,626
	Walgreens Boots Alliance, Inc.	18,138	211,126
#	Weis Markets, Inc.	7,829	566,898
TOTAL CONSUMER STAPLES			21,657,446
ENERGY — (3.1%)
*	Antero Resources Corp.	59,944	2,093,844
	Archrock, Inc.	32,404	756,957
#	Atlas Energy Solutions, Inc.	20,781	270,153
*	Bristow Group, Inc.	8,628	298,270
	Cactus, Inc., Class A	5,765	243,917
*	Clean Energy Fuels Corp.	64,734	131,410
	Core Laboratories, Inc.	11,534	126,182
	Delek U.S. Holdings, Inc.	7,682	171,846
*	DMC Global, Inc.	7,150	57,844
	Energy Services of America Corp.	3,774	41,250
*	Expro Group Holdings NV	33,282	358,780
*	Forum Energy Technologies, Inc.	3,806	75,016
*	Geospace Technologies Corp.	3,758	60,917
		Shares	Value†
ENERGY — (Continued)
*	Gulf Island Fabrication, Inc.	6,400	$43,008
*	Helix Energy Solutions Group, Inc.	47,280	280,370
	HF Sinclair Corp.	49,727	2,185,004
*	Innovex International, Inc.	10,690	175,530
	Kodiak Gas Services, Inc.	16,886	545,924
*	Kosmos Energy Ltd.	76,896	165,326
*	Mammoth Energy Services, Inc.	8,954	23,280
*	Nabors Industries Ltd.	2,005	69,734
*	National Energy Services Reunited Corp.	14,261	95,121
*	Natural Gas Services Group, Inc.	4,461	107,466
	Noble Corp. PLC	12,022	322,310
#	Northern Oil & Gas, Inc.	27,429	772,401
	NOV, Inc.	103,011	1,295,878
*	Oceaneering International, Inc.	27,718	601,481
*	Oil States International, Inc.	15,718	78,433
	Patterson-UTI Energy, Inc.	120,394	711,529
	PBF Energy, Inc., Class A	22,568	510,037
*	ProPetro Holding Corp.	5,455	29,239
	Range Resources Corp.	214	7,858
	Ranger Energy Services, Inc., Class A	6,338	84,866
*	REX American Resources Corp.	5,981	312,687
	RPC, Inc.	64,111	298,116
	Select Water Solutions, Inc.	32,037	308,516
	Sitio Royalties Corp., Class A	13,642	247,875
	TechnipFMC PLC	14,887	541,440
*	TETRA Technologies, Inc.	29,010	118,941
#*	Transocean Ltd.	91,808	268,079
	Weatherford International PLC	1,704	96,361
	World Kinect Corp.	22,121	603,240
TOTAL ENERGY			15,586,436

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (28.8%)
	1st Source Corp.	5,188	$310,346
*	Acacia Research Corp.	17,209	60,920
	ACNB Corp.	2,280	95,988
	Affiliated Managers Group, Inc.	7,249	1,521,348
	Alerus Financial Corp.	5,021	106,144
	Ally Financial, Inc.	70,800	2,679,780
	Amalgamated Financial Corp.	7,220	209,308
*	Ambac Financial Group, Inc.	13,700	115,080
	Amerant Bancorp, Inc.	7,815	150,830
	American Coastal Insurance Corp.	6,698	69,726
	American Financial Group, Inc.	4,900	612,010
	Ameris Bancorp	15,570	1,064,209
	Ames National Corp.	2,367	42,724
	Arrow Financial Corp.	3,500	93,800
	Associated Banc-Corp.	37,857	936,582
	Associated Capital Group, Inc., Class A	306	11,328
	Assurant, Inc.	2,464	461,507
	Assured Guaranty Ltd.	13,489	1,140,900
	Atlantic Union Bankshares Corp.	32,124	1,018,331
*	Atlanticus Holdings Corp.	3,806	188,892
	Axis Capital Holdings Ltd.	20,660	1,938,734
*	Axos Financial, Inc.	14,261	1,231,437
	Banc of California, Inc.	17,955	260,707
	Bank First Corp.	1,396	165,873
	Bank of Hawaii Corp.	3,106	192,199
	Bank of Marin Bancorp	3,417	77,395
	Bank of NT Butterfield & Son Ltd.	7,131	324,532
	Bank OZK	25,115	1,238,169
	Bank7 Corp.	1,903	84,284
	BankFinancial Corp.	3,100	34,472
	BankUnited, Inc.	16,474	600,807
	Bankwell Financial Group, Inc.	1,826	72,857
	Banner Corp.	7,594	471,398
	Bar Harbor Bankshares	4,147	120,429
		Shares	Value†
FINANCIALS — (Continued)
	BayCom Corp.	3,607	$97,425
	BCB Bancorp, Inc.	4,329	36,190
	Berkshire Hills Bancorp, Inc.	10,733	264,461
*	Blue Foundry Bancorp	4,624	39,535
*	Blue Ridge Bankshares, Inc.	16,260	59,674
	BOK Financial Corp.	13,894	1,410,658
	Bread Financial Holdings, Inc.	10,820	663,266
*	Bridgewater Bancshares, Inc.	5,951	92,598
*	Brighthouse Financial, Inc.	14,152	677,173
	Brookline Bancorp, Inc.	19,919	205,564
	Burke & Herbert Financial Services Corp.	1,631	94,582
	Business First Bancshares, Inc.	6,189	146,989
*	BV Financial, Inc.	912	14,264
	Byline Bancorp, Inc.	9,356	246,063
	C&F Financial Corp.	728	46,483
	Cadence Bank	41,688	1,452,827
*	California BanCorp	5,023	75,295
	Camden National Corp.	3,847	145,070
	Capital Bancorp, Inc.	2,331	73,380
	Capital City Bank Group, Inc.	5,210	206,264
	Capitol Federal Financial, Inc.	30,094	181,166
*	Carter Bankshares, Inc.	6,178	107,374
	Cass Information Systems, Inc.	2,575	103,026
	Cathay General Bancorp	17,782	804,102
	Central Pacific Financial Corp.	7,383	196,831
	Chemung Financial Corp.	1,081	54,699
	ChoiceOne Financial Services, Inc.	2,282	67,091
	Citizens & Northern Corp.	3,770	71,705
	Citizens Financial Services, Inc.	298	16,000
	City Holding Co.	1,843	225,030
	Civista Bancshares, Inc.	3,868	75,310
	CNB Financial Corp.	4,521	103,757
	CNO Financial Group, Inc.	21,516	792,649

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Coastal Financial Corp.	1,706	$164,117
	Colony Bankcorp, Inc.	4,760	78,016
	Columbia Banking System, Inc.	37,230	886,074
*	Columbia Financial, Inc.	13,551	194,999
	Comerica, Inc.	29,493	1,992,842
	Commerce Bancshares, Inc.	12,091	739,969
	Community Financial System, Inc.	10,768	567,474
	Community Trust Bancorp, Inc.	5,338	288,145
	Community West Bancshares	3,839	73,901
	ConnectOne Bancorp, Inc.	13,389	308,349
*	Consumer Portfolio Services, Inc.	5,067	40,029
	Cullen/Frost Bankers, Inc.	8,865	1,129,490
*	Customers Bancorp, Inc.	6,870	437,963
	CVB Financial Corp.	33,015	617,050
	Diamond Hill Investment Group, Inc.	377	51,110
	DigitalBridge Group, Inc.	15,355	164,913
	Dime Community Bancshares, Inc.	10,819	299,794
	Donegal Group, Inc. (DGICA US), Class A	7,840	134,456
	Eagle Bancorp Montana, Inc.	1,400	22,568
	Eagle Bancorp, Inc.	7,731	124,392
	East West Bancorp, Inc.	21,537	2,159,084
	Eastern Bankshares, Inc.	44,994	695,157
*	eHealth, Inc.	4,688	15,939
	Employers Holdings, Inc.	7,389	305,018
	Enact Holdings, Inc.	14,464	502,769
*	Encore Capital Group, Inc.	5,833	215,121
*	Enova International, Inc.	9,073	948,673
	Enterprise Financial Services Corp.	8,183	451,620
	Equity Bancshares, Inc., Class A	4,772	179,332
	Esquire Financial Holdings, Inc.	1,185	113,618
		Shares	Value†
FINANCIALS — (Continued)
	Essent Group Ltd.	23,911	$1,338,777
	Everest Group Ltd.	454	152,453
*	EZCORP, Inc., Class A	12,979	185,859
	F&G Annuities & Life, Inc.	5,898	188,205
	Farmers & Merchants Bancorp, Inc.	2,596	62,330
	Farmers National Banc Corp.	9,576	129,659
	FB Financial Corp.	11,375	554,645
	Federal Agricultural Mortgage Corp. (AGM US), Class C	2,063	355,393
	Fidelis Insurance Holdings Ltd.	7,532	113,809
*	Finance of America Cos., Inc., Class A	1,438	30,960
	Financial Institutions, Inc.	5,106	130,152
	First American Financial Corp.	22,790	1,368,539
	First BanCorp	40,277	838,970
	First Bancorp, Inc.	2,747	69,252
	First Bancorp/Southern Pines NC	9,111	456,370
	First Bank	5,876	87,552
	First Busey Corp.	21,238	474,032
	First Business Financial Services, Inc.	2,501	119,098
	First Commonwealth Financial Corp.	21,455	354,222
	First Community Bankshares, Inc.	4,987	182,026
	First Community Corp.	1,482	36,717
	First Financial Bancorp	25,997	630,167
	First Financial Corp.	3,398	181,963
*	First Foundation, Inc.	18,604	90,601
	First Hawaiian, Inc.	28,186	683,510
	First Horizon Corp.	118,822	2,591,508
	First Internet Bancorp	2,330	51,097
	First Interstate BancSystem, Inc., Class A	23,116	665,510
	First Merchants Corp.	12,819	488,660
	First Mid Bancshares, Inc.	5,521	209,632
	First Northwest Bancorp	1,286	9,838

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Savings Financial Group, Inc.	471	$12,048
	First United Corp.	1,585	52,099
*	First Western Financial, Inc.	1,560	33,766
*	Firstsun Capital Bancorp	411	14,611
	Five Star Bancorp	3,302	99,357
	Flushing Financial Corp.	8,161	97,850
*	Flywire Corp.	8,953	97,498
	FNB Corp.	80,047	1,226,320
#	Franklin Resources, Inc.	94,878	2,277,072
	FS Bancorp, Inc.	2,327	90,962
	Fulton Financial Corp.	39,963	717,336
*	FVCBankcorp, Inc.	731	9,364
*	Genworth Financial, Inc.	110,404	867,775
	German American Bancorp, Inc.	6,638	255,032
	Glacier Bancorp, Inc.	2,279	99,889
	Globe Life, Inc.	11,732	1,647,994
	Great Southern Bancorp, Inc.	3,335	189,895
*	Green Dot Corp., Class A	7,048	71,326
*	Greenlight Capital Re Ltd., Class A	8,700	113,100
	Guaranty Bancshares, Inc.	2,732	119,143
*	Hamilton Insurance Group Ltd., Class B	4,328	93,009
	Hancock Whitney Corp.	19,027	1,136,292
	Hanmi Financial Corp.	8,841	201,663
	Hanover Insurance Group, Inc.	346	59,384
	HarborOne Bancorp, Inc.	9,845	116,466
	HBT Financial, Inc.	6,139	152,677
	Heritage Commerce Corp.	13,437	124,292
	Heritage Financial Corp.	7,764	175,001
*	Heritage Insurance Holdings, Inc.	5,262	110,976
#	Hingham Institution For Savings	293	71,750
*	Hippo Holdings, Inc.	3,054	78,915
	Home Bancorp, Inc.	2,324	121,522
	Home BancShares, Inc.	34,883	982,305
		Shares	Value†
FINANCIALS — (Continued)
*	HomeStreet, Inc.	3,100	$40,548
	HomeTrust Bancshares, Inc.	3,920	152,331
	Hope Bancorp, Inc.	28,605	285,764
	Horace Mann Educators Corp.	8,820	375,115
	Horizon Bancorp, Inc.	10,969	169,910
	Independent Bank Corp. (IBCP US)	6,289	192,129
	Independent Bank Corp. (INDB US)	11,090	704,769
	International Bancshares Corp.	14,332	977,156
*	International Money Express, Inc.	5,193	46,685
	Invesco Ltd.	100,016	2,101,336
	Investar Holding Corp.	2,295	49,802
	Investors Title Co.	499	105,399
	Jackson Financial, Inc., Class A	18,669	1,634,658
	James River Group Holdings Ltd.	10,540	60,078
	Janus Henderson Group PLC	35,256	1,526,585
	Jefferies Financial Group, Inc.	16,803	968,861
	Kearny Financial Corp.	13,977	82,884
	Kemper Corp.	13,896	855,855
*	Kingstone Cos., Inc.	2,445	40,074
	Lakeland Financial Corp.	3,400	215,458
	LCNB Corp.	2,465	36,383
*	LendingClub Corp.	24,990	389,594
	Lincoln National Corp.	5,852	223,020
	Live Oak Bancshares, Inc.	8,537	269,855
	MainStreet Bancshares, Inc.	866	17,493
	Mercantile Bank Corp.	4,671	213,418
	Merchants Bancorp	9,013	264,081
	Mercury General Corp.	12,707	879,960
	Meridian Corp.	1,862	27,427
	Metrocity Bankshares, Inc.	4,512	124,531
*	Metropolitan Bank Holding Corp.	2,679	188,977
	MGIC Investment Corp.	60,822	1,575,290
	Mid Penn Bancorp, Inc.	3,685	101,153

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Midland States Bancorp, Inc.	5,990	$101,590
	MidWestOne Financial Group, Inc.	5,037	138,719
*	Mr. Cooper Group, Inc.	10,331	1,608,743
	MVB Financial Corp.	2,600	59,124
	National Bank Holdings Corp., Class A	8,544	316,641
	National Bankshares, Inc.	833	23,124
	Navient Corp.	31,054	401,839
	NBT Bancorp, Inc.	11,717	484,849
	Nelnet, Inc., Class A	6,405	799,152
*	NerdWallet, Inc., Class A	7,900	83,661
	Nicolet Bankshares, Inc.	3,733	481,557
*	NMI Holdings, Inc.	22,575	842,499
	Northeast Bank	2,260	224,124
	Northeast Community Bancorp, Inc.	3,060	63,220
	Northfield Bancorp, Inc.	10,583	112,709
	Northrim BanCorp, Inc.	1,563	130,557
	Northwest Bancshares, Inc.	35,011	409,629
	Norwood Financial Corp.	406	9,841
	Oak Valley Bancorp	1,180	31,447
	OceanFirst Financial Corp.	16,078	269,789
	OFG Bancorp	12,504	532,920
	Old National Bancorp	75,769	1,599,484
	Old Republic International Corp.	55,350	2,002,009
	Old Second Bancorp, Inc.	11,444	194,205
	OneMain Holdings, Inc.	28,245	1,632,279
*	Onity Group, Inc.	2,286	86,228
	OP Bancorp	4,129	52,851
*	Oportun Financial Corp.	9,172	56,224
	Oppenheimer Holdings, Inc., Class A	2,246	170,269
	Orange County Bancorp, Inc.	1,775	44,357
	Origin Bancorp, Inc.	6,569	240,097
	Orrstown Financial Services, Inc.	5,375	176,623
		Shares	Value†
FINANCIALS — (Continued)
	Pacific Premier Bancorp, Inc.	23,746	$514,576
	Park National Corp.	3,780	611,869
	Parke Bancorp, Inc.	2,375	49,044
	Pathward Financial, Inc.	5,084	384,478
*	Paysafe Ltd.	13,319	161,826
	PCB Bancorp	3,867	79,041
	Peapack-Gladstone Financial Corp.	4,526	115,322
	PennyMac Financial Services, Inc.	12,809	1,193,030
	Peoples Bancorp of North Carolina, Inc.	700	20,097
	Peoples Bancorp, Inc.	8,875	254,180
	Peoples Financial Services Corp.	2,077	101,171
	Pinnacle Financial Partners, Inc.	15,606	1,371,611
*	Ponce Financial Group, Inc.	5,951	83,612
	Popular, Inc.	16,010	1,834,426
*	PRA Group, Inc.	6,174	93,845
	Preferred Bank	3,603	327,224
	Primis Financial Corp.	6,655	74,469
	Princeton Bancorp, Inc.	25	755
*	ProAssurance Corp.	11,478	272,717
	PROG Holdings, Inc.	1,719	54,733
	Prosperity Bancshares, Inc.	21,303	1,419,206
*	Provident Bancorp, Inc.	3,770	46,032
	Provident Financial Services, Inc.	29,907	544,906
	QCR Holdings, Inc.	4,338	307,998
	Radian Group, Inc.	31,438	1,025,193
	RBB Bancorp	4,729	85,642
	Red River Bancshares, Inc.	1,569	94,407
	Regional Management Corp.	2,260	75,122
	Reinsurance Group of America, Inc.	9,365	1,802,294
	RenaissanceRe Holdings Ltd.	7,730	1,884,110
	Renasant Corp.	22,274	816,119
*	Repay Holdings Corp.	21,002	103,330
	Republic Bancorp, Inc., Class A	4,245	292,311
	Richmond Mutual BanCorp, Inc.	550	7,612

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Riverview Bancorp, Inc.	4,900	$24,157
	S&T Bancorp, Inc.	9,881	362,040
	Safety Insurance Group, Inc.	3,522	247,773
	Seacoast Banking Corp. of Florida	18,358	517,512
*	Security National Financial Corp., Class A	2,984	25,304
*	Selectquote, Inc.	34,717	61,102
	Shore Bancshares, Inc.	7,289	113,052
*	Siebert Financial Corp.	2,700	10,989
	Sierra Bancorp	4,635	135,898
	Simmons First National Corp., Class A	28,963	555,221
*	SiriusPoint Ltd.	40,518	794,558
	SmartFinancial, Inc.	4,132	141,562
*	SoFi Technologies, Inc.	86,266	1,947,886
	South Plains Financial, Inc.	3,123	115,895
*	Southern First Bancshares, Inc.	1,200	49,872
	Southern Missouri Bancorp, Inc.	2,534	137,064
	Southside Bancshares, Inc.	6,632	195,246
	SouthState Corp.	22,551	2,123,628
	Stellar Bancorp, Inc.	8,101	239,223
	Stewart Information Services Corp.	6,712	435,810
	Stifel Financial Corp.	4,249	484,896
	Stock Yards Bancorp, Inc.	3,787	283,116
*	StoneX Group, Inc.	10,606	1,031,327
	Synovus Financial Corp.	20,264	957,271
*	Texas Capital Bancshares, Inc.	12,830	1,077,335
	TFS Financial Corp.	24,338	319,071
*	Third Coast Bancshares, Inc.	2,091	78,726
	Timberland Bancorp, Inc.	2,200	68,838
	Tiptree, Inc.	10,446	217,068
	Tompkins Financial Corp.	2,820	182,398
	Towne Bank	16,686	584,511
	TriCo Bancshares	7,053	290,019
*	Triumph Financial, Inc.	3,826	217,011
	TrustCo Bank Corp.	5,545	186,090
	Trustmark Corp.	13,392	498,852
		Shares	Value†
FINANCIALS — (Continued)
	UMB Financial Corp.	12,476	$1,372,235
	United Bankshares, Inc.	32,483	1,153,796
	United Community Banks, Inc.	26,291	801,875
	United Fire Group, Inc.	6,077	161,344
	United Security Bancshares	1,700	14,535
	Unity Bancorp, Inc.	2,451	120,369
	Universal Insurance Holdings, Inc.	7,418	175,362
	Univest Financial Corp.	7,243	208,888
	Unum Group	25,524	1,832,878
	USCB Financial Holdings, Inc.	1,170	19,469
	Valley National Bancorp	121,658	1,127,770
*	Velocity Financial, Inc.	4,705	78,103
	Veritex Holdings, Inc.	11,619	368,555
	Virginia National Bankshares Corp.	813	29,975
	Virtus Investment Partners, Inc.	1,211	234,098
	Voya Financial, Inc.	9,287	650,090
	WaFd, Inc.	17,936	522,027
	Walker & Dunlop, Inc.	7,218	541,422
	Washington Trust Bancorp, Inc.	4,693	126,429
	Waterstone Financial, Inc.	3,929	52,295
	Webster Financial Corp.	37,711	2,174,039
	WesBanco, Inc.	24,512	738,547
	West BanCorp, Inc.	4,789	86,154
	Westamerica BanCorp	3,878	185,756
	Western Alliance Bancorp	17,417	1,350,863
	Western New England Bancorp, Inc.	5,200	55,380
	Westwood Holdings Group, Inc.	546	9,544
	White Mountains Insurance Group Ltd.	584	1,044,075
	Wintrust Financial Corp.	15,229	1,949,007
*	World Acceptance Corp.	1,270	199,796
	WSFS Financial Corp.	14,092	772,805

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Zions Bancorp NA	33,088	$1,774,179
TOTAL FINANCIALS			143,820,952
HEALTH CARE — (8.1%)
*	Acadia Healthcare Co., Inc.	9,818	213,738
*	AdaptHealth Corp.	32,479	291,337
*	Addus HomeCare Corp.	4,928	526,212
*	Alector, Inc.	7,785	11,600
*	Alkermes PLC	10,750	284,767
*	Amedisys, Inc.	5,253	517,946
*	American Well Corp., Class A	1,391	10,224
*	AMN Healthcare Services, Inc.	4,966	91,076
*	Amphastar Pharmaceuticals, Inc.	10,164	212,936
*	Amylyx Pharmaceuticals, Inc.	338	2,714
*	AngioDynamics, Inc.	10,541	93,393
*	ANI Pharmaceuticals, Inc.	1,471	93,188
*	Anika Therapeutics, Inc.	3,278	27,060
*	Annexon, Inc.	14,161	33,986
*	Astrana Health, Inc.	3,228	77,020
*	Atea Pharmaceuticals, Inc.	21,815	79,407
*	Avanos Medical, Inc.	14,601	163,093
*	Avantor, Inc.	150,288	2,019,871
*	Avidity Biosciences, Inc.	2,571	94,381
*	Azenta, Inc.	15,168	495,994
*	Bio-Rad Laboratories, Inc., Class A	6,381	1,543,883
*	Black Diamond Therapeutics, Inc.	4,571	12,159
*	BrightSpring Health Services, Inc.	10,274	212,158
*	Brookdale Senior Living, Inc.	20,019	155,147
*	CareDx, Inc.	2,122	26,069
*	Castle Biosciences, Inc.	8,835	133,850
*	Centene Corp.	7,848	204,597
*	Certara, Inc.	53,118	522,681
*	Charles River Laboratories International, Inc.	9,443	1,601,911
	Concentra Group Holdings Parent, Inc.	7,504	149,855
	CONMED Corp.	4,453	227,771
		Shares	Value†
HEALTH CARE — (Continued)
*	Cross Country Healthcare, Inc.	9,662	$129,954
*	CryoPort, Inc.	11,104	81,392
*	Cullinan Therapeutics, Inc.	17,497	135,952
*	Cytek Biosciences, Inc.	32,597	117,349
*	Day One Biopharmaceuticals, Inc.	18,850	126,484
*	Definitive Healthcare Corp.	11,795	46,001
	Dentsply Sirona, Inc.	40,817	584,091
*	Design Therapeutics, Inc.	5,303	20,523
*	DocGo, Inc.	16,942	23,041
*	Dynavax Technologies Corp.	15,134	166,171
*	Elanco Animal Health, Inc.	138,982	1,901,274
*	Emergent BioSolutions, Inc.	15,077	88,653
*	Enhabit, Inc.	14,914	100,222
*	Enovis Corp.	16,514	442,575
*	Entrada Therapeutics, Inc.	5,442	31,999
*	Envista Holdings Corp.	48,992	925,459
*	Erasca, Inc.	39,690	56,161
*	Evolent Health, Inc., Class A	16,409	164,910
*	Fate Therapeutics, Inc.	11,159	12,275
*	FONAR Corp.	1,044	16,297
*	Fulcrum Therapeutics, Inc.	9,621	64,749
*	Fulgent Genetics, Inc.	10,134	174,102
*	GoodRx Holdings, Inc., Class A	14,514	69,522
*	Harmony Biosciences Holdings, Inc.	5,652	198,837
*	Harvard Bioscience, Inc.	1,007	469
*	Health Catalyst, Inc.	9,996	36,485
	HealthStream, Inc.	8,084	211,477
*	ICON PLC	2,651	448,523
#*	ICU Medical, Inc.	3,357	431,072
*	InfuSystem Holdings, Inc.	3,612	20,227
*	Innoviva, Inc.	23,400	425,178
*	Inogen, Inc.	6,700	42,277
*	Instil Bio, Inc.	1,129	27,096
*	Integer Holdings Corp.	8,105	879,474

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Integra LifeSciences Holdings Corp.	16,736	$219,911
*	Intellia Therapeutics, Inc.	18,157	211,347
*	iTeos Therapeutics, Inc.	8,657	87,782
*	Janux Therapeutics, Inc.	4,922	118,202
*	Jazz Pharmaceuticals PLC	11,311	1,296,580
*	Kewaunee Scientific Corp.	778	43,055
*	Kodiak Sciences, Inc.	14,592	95,942
*	Kura Oncology, Inc.	9,492	57,427
*	LifeStance Health Group, Inc.	64,442	256,479
*	Ligand Pharmaceuticals, Inc.	2,448	322,108
*	LivaNova PLC	6,863	289,550
*	MacroGenics, Inc.	1,996	3,114
*	MaxCyte, Inc.	22,438	46,222
	Mesa Laboratories, Inc.	669	51,165
*	Molina Healthcare, Inc.	4,612	728,096
*	Monte Rosa Therapeutics, Inc.	8,803	43,575
*	Myriad Genetics, Inc.	16,857	64,731
	National HealthCare Corp.	5,192	498,588
*	Neogen Corp.	53,861	250,454
*	NeoGenomics, Inc.	27,938	135,220
*	Nkarta, Inc.	10,722	23,267
#*	Nuvation Bio, Inc.	54,541	128,717
*	Olema Pharmaceuticals, Inc.	11,243	57,789
*»	OmniAb, Inc. (2200963D US)	907	0
*»	OmniAb, Inc. (2200964D US)	907	0
*	OmniAb, Inc. (OABI UQ)	30,768	58,767
*	Omnicell, Inc.	13,043	404,463
*	OptimizeRx Corp.	4,689	59,175
*	OraSure Technologies, Inc.	20,002	63,606
*	Organogenesis Holdings, Inc.	30,657	141,635
*	Orthofix Medical, Inc.	11,879	131,144
#*	OrthoPediatrics Corp.	7,157	148,293
*	Owens & Minor, Inc.	25,614	177,505
*	Pacira BioSciences, Inc.	15,010	316,561
		Shares	Value†
HEALTH CARE — (Continued)
#*»††	PDL BioPharma, Inc.	11,311	$4,751
*	Pediatrix Medical Group, Inc.	19,634	240,516
*	Pennant Group, Inc.	3,780	83,803
	Perrigo Co. PLC	39,740	1,059,866
	Phibro Animal Health Corp., Class A	3,200	84,800
#	Premier, Inc., Class A	28,241	606,617
*	Prestige Consumer Healthcare, Inc.	10,022	741,127
*	Prothena Corp. PLC	10,821	74,340
*	Puma Biotechnology, Inc.	13,575	42,218
*	Quanterix Corp.	7,488	44,479
*	QuidelOrtho Corp.	9,628	221,637
*	REGENXBIO, Inc.	11,500	97,865
*	Relay Therapeutics, Inc.	26,222	92,301
*	Replimune Group, Inc.	8,149	57,287
	Revvity, Inc.	19,132	1,681,703
*»	Sage Therapeutics, Inc.	7,876	68,364
*	Sagimet Biosciences, Inc., Class A	4,432	38,514
*	Sarepta Therapeutics, Inc.	527	8,653
	Select Medical Holdings Corp.	31,404	464,465
*	Sensus Healthcare, Inc.	2,727	15,244
	SIGA Technologies, Inc.	13,013	86,016
*	Sight Sciences, Inc.	4,200	13,986
	Simulations Plus, Inc.	2,700	35,154
*	Solid Biosciences, Inc.	5,367	36,710
*	Supernus Pharmaceuticals, Inc.	15,452	542,365
*	Surgery Partners, Inc.	26,469	580,995
*	Sutro Biopharma, Inc.	11,232	9,045
*	Tactile Systems Technology, Inc.	6,755	67,415
*	Teladoc Health, Inc.	45,970	331,444
	Teleflex, Inc.	6,738	805,191
*	Terns Pharmaceuticals, Inc.	22,833	133,116
*	Tourmaline Bio, Inc.	5,392	119,325
*	TruBridge, Inc.	4,455	92,753
	U.S. Physical Therapy, Inc.	1,509	110,383

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	United Therapeutics Corp.	5,122	$1,407,013
	Universal Health Services, Inc., Class B	10,444	1,738,404
	Utah Medical Products, Inc.	904	50,262
*	Vanda Pharmaceuticals, Inc.	17,253	73,498
*	Varex Imaging Corp.	11,638	84,725
*	Ventyx Biosciences, Inc.	17,612	49,314
*	Veracyte, Inc.	20,468	481,203
»††	Verve Therapeutics, Inc.	14,476	9,120
	Viatris, Inc.	301,921	2,638,790
*	Vir Biotechnology, Inc.	33,339	169,029
*	Voyager Therapeutics, Inc.	13,775	43,942
*	Xencor, Inc.	12,558	104,483
*	Zimvie, Inc.	7,431	139,628
*	Zymeworks, Inc.	613	7,699
TOTAL HEALTH CARE			40,550,323
INDUSTRIALS — (18.3%)
#*	3D Systems Corp.	38,500	62,755
*	AAR Corp.	11,705	874,481
	ABM Industries, Inc.	17,763	819,407
	ACCO Brands Corp.	28,063	105,236
	Acme United Corp.	800	32,144
	Acuity, Inc.	4,107	1,278,714
*	Aebi Schmidt Holding AG	9,897	101,939
*	AerSale Corp.	10,098	60,992
	AGCO Corp.	18,509	2,183,507
	Air Lease Corp.	37,705	2,088,857
	Alamo Group, Inc.	3,558	791,940
	Albany International Corp., Class A	5,059	274,147
	Alight, Inc., Class A	150,175	804,938
	Allient, Inc.	4,747	191,352
*	Alpha Pro Tech Ltd.	1,796	8,729
	Alta Equipment Group, Inc.	5,038	39,095
*	Amentum Holdings, Inc.	3,137	78,331
*	Ameresco, Inc., Class A	8,612	145,715
*	American Woodmark Corp.	4,573	240,586
	Apogee Enterprises, Inc.	6,087	255,593
	ArcBest Corp.	7,233	528,949
	Arcosa, Inc.	13,644	1,171,747
	Astec Industries, Inc.	6,597	261,637
		Shares	Value†
INDUSTRIALS — (Continued)
*	Astronics Corp. (ATRO US)	2,224	$80,331
*	Asure Software, Inc.	7,807	75,728
	Atkore, Inc.	1,500	115,530
	AZZ, Inc.	6,862	751,389
*	BGSF, Inc.	1,600	9,808
*	BlueLinx Holdings, Inc.	2,911	213,289
	Boise Cascade Co.	11,682	979,068
#*	Bowman Consulting Group Ltd.	3,915	135,772
	Brady Corp., Class A	9,439	666,110
*	BrightView Holdings, Inc.	26,888	428,864
*	CACI International, Inc., Class A	2,646	1,218,668
*	Cadeler AS (CDLR US), ADR	1,049	21,987
*	Chart Industries, Inc.	5,402	1,074,080
	Civeo Corp.	3,828	95,662
*	Clarivate PLC	177,030	681,565
	Columbus McKinnon Corp.	9,205	134,853
#	Concentrix Corp.	14,336	745,042
	Concrete Pumping Holdings, Inc.	13,849	94,589
*	Conduent, Inc.	55,327	147,170
	Covenant Logistics Group, Inc.	6,408	154,753
*	Custom Truck One Source, Inc.	47,578	294,508
	Deluxe Corp.	12,913	207,899
*	Distribution Solutions Group, Inc.	4,036	120,959
*	DLH Holdings Corp.	2,945	16,521
*	DNOW, Inc.	35,551	553,174
	Douglas Dynamics, Inc.	4,907	140,340
*	Ducommun, Inc.	5,134	467,091
	Dun & Bradstreet Holdings, Inc.	123,902	1,127,508
*	DXP Enterprises, Inc.	5,281	598,126
	Eastern Co.	1,614	37,203
	EnerSys	8,910	823,017
	Ennis, Inc.	8,289	147,544
	Enpro, Inc.	5,592	1,187,797
*	Enviri Corp.	24,248	218,232
	ESCO Technologies, Inc.	3,302	639,597
	Espey Mfg. & Electronics Corp.	439	19,316
	EVI Industries, Inc.	201	4,480
*	First Advantage Corp.	24,226	418,868
	Flowserve Corp.	4,745	265,910
*	Fluor Corp.	3,110	176,555

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Forrester Research, Inc.	4,277	$41,658
	Fortune Brands Innovations, Inc.	11,404	621,974
	FTAI Infrastructure, Inc.	19,615	122,986
*	FTI Consulting, Inc.	4,054	674,383
*	Gates Industrial Corp. PLC	42,206	1,046,709
#	GATX Corp.	7,870	1,201,670
*	Gencor Industries, Inc.	3,292	47,997
*	Generac Holdings, Inc.	6,961	1,355,237
	Genpact Ltd.	4,851	213,687
*	Gibraltar Industries, Inc.	8,491	560,661
	Global Industrial Co.	4,382	149,251
*	GMS, Inc.	10,857	1,190,361
	Gorman-Rupp Co.	7,266	299,069
*	Graham Corp.	3,300	188,595
	Granite Construction, Inc.	5,824	550,193
*	Great Lakes Dredge & Dock Corp.	21,061	233,356
	Greenbrier Cos., Inc.	9,305	423,377
*	GXO Logistics, Inc.	7,075	351,698
*	Hayward Holdings, Inc.	39,366	605,449
*	Healthcare Services Group, Inc.	17,632	229,392
	Heartland Express, Inc.	23,523	183,950
	Heidrick & Struggles International, Inc.	7,441	331,348
	Helios Technologies, Inc.	9,131	335,016
	Herc Holdings, Inc.	4,686	547,372
	Hexcel Corp.	4,602	275,706
	Hillenbrand, Inc.	17,850	369,673
*	Hillman Solutions Corp.	51,798	408,686
	HNI Corp.	9,979	513,320
	Hub Group, Inc., Class A	17,199	602,309
*	Hudson Global, Inc.	783	7,008
*	Hudson Technologies, Inc.	13,777	129,366
	Huntington Ingalls Industries, Inc.	6,454	1,799,762
*	Hurco Cos., Inc.	1,672	32,136
	Hyster-Yale, Inc.	3,155	132,542
*	IBEX Holdings Ltd.	3,896	115,205
	ICF International, Inc.	4,756	398,981
	Insteel Industries, Inc.	6,591	237,935
		Shares	Value†
INDUSTRIALS — (Continued)
	Interface, Inc.	18,398	$379,367
*	Janus International Group, Inc.	26,034	223,111
	JBT Marel Corp.	859	118,370
*	JELD-WEN Holding, Inc.	9,019	40,586
	Kelly Services, Inc., Class A	9,787	119,891
	Kennametal, Inc.	25,752	637,620
	Knight-Swift Transportation Holdings, Inc.	108	4,590
	Korn Ferry	15,978	1,132,361
*	L.B. Foster Co., Class A	3,570	83,895
	Lindsay Corp.	1,012	138,148
	LSI Industries, Inc.	8,254	151,048
	Luxfer Holdings PLC	7,317	87,950
*	Manitowoc Co., Inc.	10,482	133,646
	ManpowerGroup, Inc.	13,187	543,964
	Marten Transport Ltd.	23,976	291,548
*	Mastech Digital, Inc.	560	4,043
*	Masterbrand, Inc.	35,086	386,999
*	Matrix Service Co.	4,679	71,495
	Maximus, Inc.	9,073	670,132
*	Mayville Engineering Co., Inc.	6,491	108,854
	McGrath RentCorp	5,486	684,598
*	Mercury Systems, Inc.	14,439	759,347
*	Middleby Corp.	8,362	1,214,162
	Miller Industries, Inc.	3,650	148,738
	MillerKnoll, Inc.	19,276	365,858
*	Mistras Group, Inc.	9,639	76,534
*	Montrose Environmental Group, Inc.	4,218	95,706
	Moog, Inc., Class A	3,268	632,619
*	MRC Global, Inc.	19,737	289,739
	MSC Industrial Direct Co., Inc., Class A	3,155	273,286
	Mueller Industries, Inc.	15,511	1,324,174
*	MYR Group, Inc.	1,185	229,297
*	Net Power, Inc.	12,372	35,631
	NL Industries, Inc.	5,312	32,775
*	NN, Inc.	10,605	20,680
*	NPK International, Inc.	31,317	282,479
*	NV5 Global, Inc.	15,531	348,671
*	NWPX Infrastructure, Inc.	3,517	146,940
*	OPENLANE, Inc.	33,467	824,627
*	Orion Group Holdings, Inc.	10,645	78,879
	Oshkosh Corp.	17,288	2,187,451

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Owens Corning	9,576	$1,335,182
*	PAMT Corp.	4,920	55,744
	Park Aerospace Corp.	5,583	100,606
	Park-Ohio Holdings Corp.	3,791	62,172
*	Parsons Corp.	1,754	130,147
*	Perma-Pipe International Holdings, Inc.	526	11,656
*	Planet Labs PBC	37,443	234,019
	Preformed Line Products Co.	1,615	249,243
	Primoris Services Corp.	16,818	1,583,751
*	Proto Labs, Inc.	7,511	323,874
	Quanex Building Products Corp.	10,484	204,228
*	Radiant Logistics, Inc.	14,977	88,514
	Regal Rexnord Corp.	15,667	2,395,171
*	Resideo Technologies, Inc.	44,973	1,227,763
	Resources Connection, Inc.	9,959	50,393
	REV Group, Inc.	57	2,824
	Rush Enterprises, Inc. (RUSHA US), Class A	18,587	1,006,300
	Rush Enterprises, Inc. (RUSHB US), Class B	4,081	221,639
	Ryder System, Inc.	11,366	2,019,852
*	Saia, Inc.	1,590	480,562
	Schneider National, Inc., Class B	29,545	722,375
	Science Applications International Corp.	1,035	115,382
	Sensata Technologies Holding PLC	35,241	1,084,013
*	Shoals Technologies Group, Inc., Class A	8,677	46,769
*	Skillsoft Corp.	1,357	19,351
	Standex International Corp.	1,151	189,616
	Stanley Black & Decker, Inc.	35,524	2,403,199
	Steelcase, Inc., Class A	27,585	284,953
*	Stratasys Ltd.	1,052	11,393
#*	Sunrun, Inc.	63,810	654,691
*	TaskUS, Inc., Class A	4,974	84,956
*	Taylor Devices, Inc.	698	31,480
	Tennant Co.	2,596	214,274
	Terex Corp.	19,285	980,835
		Shares	Value†
INDUSTRIALS — (Continued)
*	Thermon Group Holdings, Inc.	10,515	$297,364
	Timken Co.	13,601	1,034,900
*	Titan International, Inc.	18,619	157,517
*	Titan Machinery, Inc.	6,985	134,950
*	Transcat, Inc.	1,451	110,900
	Trinity Industries, Inc.	22,199	517,237
*	TrueBlue, Inc.	9,044	65,298
*	TTEC Holdings, Inc.	9,407	46,847
*	Tutor Perini Corp.	14,838	714,450
	Twin Disc, Inc.	4,046	34,998
	UFP Industries, Inc.	12,828	1,257,144
*	U-Haul Holding Co. (UHAL US)	4,292	248,335
	U-Haul Holding Co. (UHAL/B US)	38,038	1,977,976
*	Ultralife Corp.	4,895	39,013
	UniFirst Corp.	4,062	694,724
	Universal Logistics Holdings, Inc.	7,152	171,147
*	V2X, Inc.	8,018	379,893
	Vestis Corp.	19,971	121,024
	Virco Mfg. Corp.	2,762	21,378
*	VirTra, Inc.	1,814	12,861
#	VSE Corp.	4,587	718,049
	Wabash National Corp.	7,723	76,921
	Werner Enterprises, Inc.	16,863	467,442
	WESCO International, Inc.	13,716	2,838,663
*	Willdan Group, Inc.	4,391	374,552
	Willis Lease Finance Corp.	1,128	159,702
	Worthington Enterprises, Inc.	12,627	782,495
TOTAL INDUSTRIALS			91,680,228
INFORMATION TECHNOLOGY — (9.3%)
*	8x8, Inc.	28,880	56,027
*	908 Devices, Inc.	8,901	58,302
*	Akamai Technologies, Inc.	24,306	1,854,791
*	Alpha & Omega Semiconductor Ltd.	8,300	211,401
	Amdocs Ltd.	18,656	1,592,476
	Amkor Technology, Inc.	67,342	1,519,236
*	Amtech Systems, Inc.	200	941
*	Arrow Electronics, Inc.	18,273	2,119,668
*	ASGN, Inc.	10,933	548,181
*	AstroNova, Inc.	670	7,571

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Aviat Networks, Inc.	3,869	$83,570
	Avnet, Inc.	33,784	1,788,525
*	Axcelis Technologies, Inc.	2,974	201,310
	Bel Fuse, Inc. (BELFB US), Class B	3,300	429,132
	Benchmark Electronics, Inc.	12,099	465,812
*	Bill Holdings, Inc.	9,141	391,692
*	Bit Digital, Inc.	13,543	39,410
*	Cerence, Inc.	5,447	46,844
*	CEVA, Inc.	5,343	114,180
*	Cipher Mining, Inc.	38,996	212,918
*	Cirrus Logic, Inc.	6,696	674,354
*	Cleanspark, Inc.	20,352	231,402
*	Clearfield, Inc.	2,357	103,260
*	Coherent Corp.	17,017	1,831,029
*	Cohu, Inc.	13,254	236,716
*	Corsair Gaming, Inc.	16,152	146,337
	Crane NXT Co.	7,698	456,799
*	Crexendo, Inc.	6,459	35,977
	CTS Corp.	7,488	293,455
*	Daily Journal Corp.	335	133,859
*	Daktronics, Inc.	13,790	223,674
*	Diebold Nixdorf, Inc.	4,753	267,546
#*	Digi International, Inc.	10,179	331,937
*	Diodes, Inc.	12,096	597,180
*	DXC Technology Co.	53,114	722,882
*	E2open Parent Holdings, Inc.	59,163	195,238
*	Eastman Kodak Co.	23,528	157,638
*	eGain Corp.	5,430	33,557
*	ePlus, Inc.	7,258	470,173
*	EverCommerce, Inc.	353	3,788
*	Everspin Technologies, Inc.	6,741	40,850
*	Expensify, Inc., Class A	7,334	14,888
#*	Fastly, Inc., Class A	35,646	242,036
*	Five9, Inc.	797	20,587
*	Flex Ltd.	40,813	2,035,344
*	FormFactor, Inc.	9,285	263,787
	Frequency Electronics, Inc.	756	20,110
*	Globant SA	287	24,183
*	Grid Dynamics Holdings, Inc.	5,181	49,168
*	Harmonic, Inc.	8,419	71,646
*	I3 Verticals, Inc., Class A	2,160	60,437
*	Ichor Holdings Ltd.	10,822	214,167
*	Identiv, Inc.	2,730	9,910
	Information Services Group, Inc.	17,853	76,946
*	Insight Enterprises, Inc.	4,102	486,415
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	inTEST Corp.	3,000	$20,970
*	IPG Photonics Corp.	9,592	718,345
*	Jamf Holding Corp.	13,898	110,350
*	Kimball Electronics, Inc.	7,123	133,628
*	Knowles Corp.	31,372	637,165
	Kulicke & Soffa Industries, Inc.	10,807	354,037
*	KVH Industries, Inc.	4,701	24,868
*	Lantronix, Inc.	9,117	29,266
	Littelfuse, Inc.	2,170	558,406
*	LiveRamp Holdings, Inc.	16,901	554,691
	Methode Electronics, Inc.	5,087	33,371
*	Mirion Technologies, Inc.	27,463	613,798
*	Mitek Systems, Inc.	10,716	96,658
	MKS, Inc.	7,044	670,448
*	N-able, Inc.	15,202	122,832
*	nCino, Inc.	11,661	325,633
*	NCR Voyix Corp.	32,557	443,426
*	NETGEAR, Inc.	8,022	186,512
*	NetScout Systems, Inc.	19,824	424,630
*	nLight, Inc.	2,196	46,138
*	Olo, Inc., Class A	17,012	178,286
*	ON24, Inc.	12,540	62,198
	OneSpan, Inc.	9,660	142,485
	PC Connection, Inc.	8,964	552,093
*	Penguin Solutions, Inc.	10,755	253,495
*	Photronics, Inc.	19,774	402,599
*	Plexus Corp.	7,987	1,018,343
*	Powerfleet, Inc. NJ	31,943	129,689
*	Ribbon Communications, Inc.	38,799	145,884
	Richardson Electronics Ltd.	4,279	43,132
*	Riot Platforms, Inc.	57,633	772,859
*	Rogers Corp.	4,853	318,260
*	Sanmina Corp.	17,147	1,989,738
*	ScanSource, Inc.	9,180	356,551
	Skyworks Solutions, Inc.	5,060	346,812
*	SoundThinking, Inc.	2,566	29,278
*	Synaptics, Inc.	7,524	471,755
	TD SYNNEX Corp.	22,872	3,302,488
*	Telos Corp.	21,737	55,864
*	TTM Technologies, Inc.	36,410	1,720,373
*	Twilio, Inc., Class A	23,683	3,055,107
*	Ultra Clean Holdings, Inc.	13,537	304,853
*	Veeco Instruments, Inc.	13,048	271,137
*	Verint Systems, Inc.	15,190	323,243

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Viasat, Inc.	22,126	$363,530
*	Viavi Solutions, Inc.	30,943	310,977
	Vishay Intertechnology, Inc.	33,564	550,114
*	Vishay Precision Group, Inc.	4,379	116,131
	Xerox Holdings Corp.	31,541	127,741
*	Xperi, Inc.	12,774	76,899
TOTAL INFORMATION TECHNOLOGY			46,416,348
MATERIALS — (3.7%)
	American Vanguard Corp.	7,188	27,746
*	Arq, Inc.	4,841	25,899
	Ashland, Inc.	13,057	673,219
*	Aspen Aerogels, Inc.	14,420	110,457
	Avient Corp.	25,575	807,403
*	Axalta Coating Systems Ltd.	11,851	335,620
*	Bioceres Crop Solutions Corp.	2,405	8,225
	Caledonia Mining Corp. PLC	3,949	77,756
	Commercial Metals Co.	32,834	1,702,771
*	Flotek Industries, Inc.	6,313	76,072
	Graphic Packaging Holding Co.	49,852	1,114,691
	Greif, Inc. (GEF US), Class A	7,728	490,187
	Greif, Inc. (GEF/B US), Class B	3,492	229,250
	HB Fuller Co.	11,101	623,876
	Hecla Mining Co.	170,422	978,222
	Huntsman Corp.	25,024	242,733
	Innospec, Inc.	6,895	550,911
*	Intrepid Potash, Inc.	2,723	90,622
	Kaiser Aluminum Corp.	3,836	296,561
*	Knife River Corp.	1,923	158,609
	Koppers Holdings, Inc.	5,912	194,268
*	Magnera Corp.	2,722	33,889
	Materion Corp.	5,724	602,737
*	McEwen, Inc.	12,448	126,472
	Mercer International, Inc.	18,226	67,619
	Minerals Technologies, Inc.	9,081	528,060
	Mosaic Co.	68,902	2,481,161
	Myers Industries, Inc.	8,989	131,689
		Shares	Value†
MATERIALS — (Continued)
	Northern Technologies International Corp.	2,067	$15,916
	Olympic Steel, Inc.	3,097	96,317
*	Perimeter Solutions, Inc.	39,572	638,296
	Quaker Chemical Corp.	4,320	494,294
*	Ranpak Holdings Corp.	21,511	78,515
	Royal Gold, Inc.	879	133,098
	Ryerson Holding Corp.	9,825	202,395
	Sensient Technologies Corp.	7,267	816,011
	Silgan Holdings, Inc.	22,745	1,058,325
	Sonoco Products Co.	18,530	835,147
	Stepan Co.	6,391	324,471
	Sylvamo Corp.	6,354	292,729
	TriMas Corp.	12,503	446,732
	Worthington Steel, Inc.	13,016	397,248
TOTAL MATERIALS			18,616,219
REAL ESTATE — (1.2%)
*	AMREP Corp.	1,060	23,585
*	Anywhere Real Estate, Inc.	33,226	153,504
*	Cushman & Wakefield PLC	64,801	789,924
*	Douglas Elliman, Inc.	18,914	52,014
*	Five Point Holdings LLC, Class A	13,799	73,549
*	Forestar Group, Inc.	14,830	367,784
*	FRP Holdings, Inc.	5,276	139,286
*	Howard Hughes Holdings, Inc.	13,550	931,291
*	Jones Lang LaSalle, Inc.	6,457	1,745,715
	Kennedy-Wilson Holdings, Inc.	40,399	295,721
	Marcus & Millichap, Inc.	9,068	282,559
	Newmark Group, Inc., Class A	39,079	592,828
*	RE/MAX Holdings, Inc., Class A	4,179	32,137
	RMR Group, Inc., Class A	4,411	70,841
*	Seaport Entertainment Group, Inc.	3,412	78,715
*	Star Holdings	1,928	13,862

U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Shares	Value†
REAL ESTATE — (Continued)
* Stratus Properties, Inc.	1,919	$30,579
* Tejon Ranch Co.	9,668	173,637
TOTAL REAL ESTATE		5,847,531
UTILITIES — (0.4%)
Genie Energy Ltd., Class B	4,514	91,724
New Jersey Resources Corp.	19,776	907,916
Ormat Technologies, Inc.	10,343	924,768
TOTAL UTILITIES		1,924,408
TOTAL COMMON STOCKS Cost ($417,694,595)		488,941,358

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	949,011	$949,011
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	898,121	10,388,564
TOTAL INVESTMENTS — (100.0%)
(Cost $429,031,965)^^			$500,278,933
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$21,064,728	—	—	$21,064,728
Consumer Discretionary	81,776,739	—	—	81,776,739
Consumer Staples	21,657,446	—	—	21,657,446
Energy	15,586,436	—	—	15,586,436
Financials	143,820,952	—	—	143,820,952
Health Care	40,468,088	$68,364	$13,871	40,550,323
Industrials	91,680,228	—	—	91,680,228
Information Technology	46,416,348	—	—	46,416,348
Materials	18,616,219	—	—	18,616,219
Real Estate	5,847,531	—	—	5,847,531
Utilities	1,924,408	—	—	1,924,408
Temporary Cash Investments	949,011	—	—	949,011
Securities Lending Collateral	—	10,388,564	—	10,388,564
Total Investments in Securities	$489,808,134	$10,456,928	$13,871	$500,278,933

International Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.3%)
AUSTRALIA — (5.2%)
	Accent Group Ltd.	218,106	$207,762
	Acrow Ltd.	102,616	70,429
#	Adairs Ltd.	89,569	117,661
*	Ainsworth Game Technology Ltd.	22,621	14,505
#*	Alkane Resources Ltd.	63,205	28,843
	ALS Ltd.	120,912	1,405,660
	Amotiv Ltd.	61,164	344,248
	AMP Ltd.	1,218,515	1,246,680
#	Ampol Ltd.	140,049	2,448,596
	ANZ Group Holdings Ltd.	306,695	6,018,428
#*	Appen Ltd.	95,865	54,256
#*	Arafura Rare Earths Ltd. (ARU AU)	218,267	24,323
#	ARB Corp. Ltd.	19,706	422,590
	Aristocrat Leisure Ltd.	107,647	4,820,096
#	ARN Media Ltd.	113,080	34,152
*	Articore Group Ltd.	50,418	6,485
	Atlas Arteria Ltd.	234,015	772,994
*	Aurelia Metals Ltd.	203,048	22,749
	Aussie Broadband Ltd.	70,152	202,264
*	Austal Ltd.	168,865	708,652
#	Austin Engineering Ltd.	59,853	13,634
	Australian Clinical Labs Ltd.	79,712	141,097
#	Australian Ethical Investment Ltd.	60,020	300,949
	Australian Finance Group Ltd.	149,104	212,235
#	Autosports Group Ltd.	7,525	12,160
#††	AVZ Minerals Ltd.	69,347	7,271
*	Baby Bunting Group Ltd.	51,599	59,532
	Bank of Queensland Ltd.	247,038	1,203,528
	Bapcor Ltd.	114,291	282,030
#	Beacon Lighting Group Ltd.	40,361	93,911
	Bega Cheese Ltd.	78,096	260,033
*	Bellevue Gold Ltd.	227,047	117,039
	Brambles Ltd.	414,055	6,334,811
#	Bravura Solutions Ltd.	125,536	172,288
#	Breville Group Ltd.	60,307	1,261,232
*	Capricorn Metals Ltd.	111,750	640,087
	CAR Group Ltd.	49,768	1,211,329
#*	Carnarvon Energy Ltd.	83,876	5,356
		Shares	Value»
AUSTRALIA — (Continued)
#*	Catapult Group International Ltd.	40,885	$173,078
	Cedar Woods Properties Ltd.	38,041	181,135
#*	Cettire Ltd.	116,586	19,277
	Challenger Ltd.	288,452	1,515,991
	Champion Iron Ltd.	147,992	391,033
*	Chrysos Corp. Ltd.	4,376	14,193
	Civmec Australia Ltd.	50,600	37,287
#*	Coast Entertainment Holdings Ltd.	69,563	16,765
	Cochlear Ltd.	17,567	3,586,356
	Codan Ltd.	45,688	610,858
#*	Cogstate Ltd.	11,856	13,147
	Coles Group Ltd.	168,615	2,244,934
	Commonwealth Bank of Australia	114,370	12,984,371
	Computershare Ltd.	176,357	4,747,425
	Credit Corp. Group Ltd.	18,729	184,573
	CSL Ltd.	27,712	4,793,738
	Dalrymple Bay Infrastructure Ltd.	110,805	318,474
	Data#3 Ltd.	90,027	433,153
*	Deep Yellow Ltd.	239,329	228,029
	Deterra Royalties Ltd.	100,607	266,404
*	Develop Global Ltd.	5,983	16,386
	Dicker Data Ltd.	24,552	136,917
	Domain Holdings Australia Ltd.	79,465	224,731
#	Domino's Pizza Enterprises Ltd.	4,385	51,179
	Downer EDI Ltd.	180,376	795,390
#*	DUG Technology Ltd.	6,526	5,590
	Duratec Ltd.	24,684	23,108
	Eagers Automotive Ltd.	66,134	828,243
*	Emeco Holdings Ltd.	137,528	78,365
*	Emerald Resources NL	183,401	402,544
#	Endeavour Group Ltd.	346,148	906,452
	EQT Holdings Ltd.	6,775	141,277
	Eureka Group Holdings Ltd. (EGH AU)	48,015	17,276
	Evolution Mining Ltd.	288,124	1,303,968
	Fiducian Group Ltd.	4,858	34,946
*	FleetPartners Group Ltd.	137,030	241,031
#	Fleetwood Ltd.	63,521	107,518
#	Flight Centre Travel Group Ltd.	55,939	426,634
	Fortescue Ltd.	387,914	4,388,958

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	G8 Education Ltd.	368,199	$212,266
*	Genesis Minerals Ltd.	125,351	294,419
	Gold Road Resources Ltd.	470,581	942,714
	GR Engineering Services Ltd.	74,581	177,526
	GrainCorp Ltd., Class A	105,630	512,595
	GWA Group Ltd.	119,306	193,564
	Hansen Technologies Ltd.	34,616	132,973
	Harvey Norman Holdings Ltd.	132,091	489,772
	Healius Ltd.	425,809	208,883
	Helia Group Ltd.	256,449	830,255
	HUB24 Ltd.	25,406	1,724,436
#	IDP Education Ltd.	44,197	99,994
#	IGO Ltd.	207,731	584,382
	Imdex Ltd.	304,982	592,214
*	Immutep Ltd. (IMM AU)	246,179	42,623
#*	Immutep Ltd. (IMMP US), Sponsored ADR	4,300	7,482
	Infomedia Ltd.	158,228	131,574
*	Insignia Financial Ltd.	468,153	1,348,646
	Insurance Australia Group Ltd.	701,309	3,936,742
	Integral Diagnostics Ltd.	71,449	122,390
*	ioneer Ltd.	120,906	8,855
	IPH Ltd.	123,999	416,096
	IRESS Ltd.	70,934	359,889
	IVE Group Ltd.	54,371	103,039
#*	James Hardie Industries PLC (JHX AU), CDI	112,438	2,951,208
	JB Hi-Fi Ltd.	40,944	2,916,114
#	Johns Lyng Group Ltd.	93,322	232,227
*	Judo Capital Holdings Ltd.	234,084	225,759
	Jumbo Interactive Ltd.	3,096	20,823
	Jupiter Mines Ltd.	273,843	36,924
#	Kogan.com Ltd.	31,341	77,577
	Lendlease Corp. Ltd.	296,294	995,846
	Liberty Financial Group Ltd.	4,265	10,580
#	Lifestyle Communities Ltd.	34,756	98,312
	Lindsay Australia Ltd.	56,728	26,719
	Lottery Corp. Ltd.	385,259	1,336,225
	Lovisa Holdings Ltd.	29,476	640,271
#	Lycopodium Ltd.	16,294	119,214
*	Lynas Rare Earths Ltd.	122,512	823,207
		Shares	Value»
AUSTRALIA — (Continued)
	Macmahon Holdings Ltd.	632,150	$121,570
	Macquarie Group Ltd.	34,775	4,815,861
#	Mader Group Ltd.	4,543	21,489
	Magellan Financial Group Ltd.	95,284	647,937
	McMillan Shakespeare Ltd.	44,304	506,763
*	McPherson's Ltd.	32,460	6,377
	Medibank Pvt Ltd.	846,153	2,765,569
#*	Mesoblast Ltd. (MSB AU)	173,604	262,422
*	Metals X Ltd.	132,918	49,230
	Metcash Ltd.	829,804	2,071,610
*	Michael Hill International Ltd. (MHJ AU)	39,511	10,440
*	Mineral Resources Ltd.	59,247	1,070,131
	Monadelphous Group Ltd.	39,190	488,608
#	Monash IVF Group Ltd.	140,227	71,699
	Myer Holdings Ltd.	540,195	208,523
	MyState Ltd.	57,883	159,893
*	Nanosonics Ltd.	23,645	61,242
	National Australia Bank Ltd.	368,289	9,139,697
	Navigator Global Investments Ltd.	117,612	144,384
	Netwealth Group Ltd.	66,300	1,582,211
	nib holdings Ltd.	323,631	1,536,522
#	Nick Scali Ltd.	24,349	299,095
	Northern Star Resources Ltd.	106,709	1,060,189
#*	Novonix Ltd.	27,728	7,949
*	Nufarm Ltd.	249,445	411,918
*	Nuix Ltd.	62,171	93,540
	Objective Corp. Ltd.	12,027	146,929
#*	OFX Group Ltd.	91,001	48,415
	Orica Ltd.	135,838	1,855,011
	Orora Ltd.	664,667	882,156
	Pacific Current Group Ltd.	18,366	130,052
#*	Paragon Care Ltd.	56,430	14,391
	Peet Ltd.	185,175	200,879
	Perenti Ltd.	657,127	737,241
	Perpetual Ltd.	37,311	501,057
	Perseus Mining Ltd.	673,318	1,405,691
*	PEXA Group Ltd.	64,718	657,185
*	Pilbara Minerals Ltd.	669,105	678,946
	Pinnacle Investment Management Group Ltd.	5,059	71,788
#	Platinum Asset Management Ltd.	248,522	105,972
*	PointsBet Holdings Ltd.	16,644	13,064

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Praemium Ltd.	78,103	$35,103
	Premier Investments Ltd.	43,618	589,815
	Pro Medicus Ltd.	31,434	6,455,116
#	Propel Funeral Partners Ltd.	4,529	13,524
#	PWR Holdings Ltd.	14,264	71,481
	QBE Insurance Group Ltd.	493,676	7,323,297
	Ramelius Resources Ltd.	319,189	513,537
#	Ramsay Health Care Ltd.	41,111	1,017,690
	REA Group Ltd.	18,274	2,783,696
*	ReadyTech Holdings Ltd.	14,937	21,732
#	Reece Ltd.	46,136	399,472
*	Regis Resources Ltd.	272,998	711,875
	Reliance Worldwide Corp. Ltd.	282,440	776,427
*	Resolute Mining Ltd.	353,804	139,477
*	Retail Food Group Ltd.	22,684	28,783
	Rio Tinto Ltd.	5,460	388,304
*	RPMGlobal Holdings Ltd.	69,599	150,083
*	Sandfire Resources Ltd.	218,869	1,472,457
	SEEK Ltd.	85,191	1,314,128
	Servcorp Ltd.	6,571	24,919
	Service Stream Ltd.	250,257	318,157
#*	Seven West Media Ltd.	342,179	30,747
	Shaver Shop Group Ltd.	39,601	37,586
	Sigma Healthcare Ltd.	1,828,981	3,378,339
	Sims Ltd. (SGM AU)	83,375	809,021
	Sims Ltd. (SMSMY US), Sponsored ADR	419	4,056
	SmartGroup Corp. Ltd.	85,938	434,868
	Sonic Healthcare Ltd.	94,424	1,667,418
	Southern Cross Electrical Engineering Ltd.	30,707	34,829
#*	Southern Cross Media Group Ltd.	66,545	25,482
	SRG Global Ltd.	118,317	125,876
#*	St Barbara Ltd.	265,679	45,743
	Steadfast Group Ltd.	344,133	1,309,729
	Suncorp Group Ltd.	226,030	3,029,878
	Super Retail Group Ltd.	66,041	645,983
	Supply Network Ltd.	531	12,684
#*	Syrah Resources Ltd.	69,307	16,925
		Shares	Value»
AUSTRALIA — (Continued)
	Tabcorp Holdings Ltd.	717,135	$354,270
	Technology One Ltd.	148,017	3,871,907
#*	Telix Pharmaceuticals Ltd.	23,876	319,871
*	Temple & Webster Group Ltd.	6,467	100,793
	Transurban Group	226,449	2,004,033
	Treasury Wine Estates Ltd.	217,504	1,051,768
#*	Tyro Payments Ltd.	162,309	98,922
	Universal Store Holdings Ltd.	2,327	12,598
*	Vault Minerals Ltd.	1,602,607	371,002
	Ventia Services Group Pty. Ltd.	377,683	1,257,604
#Ω	Viva Energy Group Ltd.	706,485	945,435
	Vulcan Steel Ltd.	2,324	8,968
*	WEB Travel Group Ltd.	105,200	300,367
#*	Webjet Group Ltd.	105,200	60,056
	Wesfarmers Ltd.	115,152	6,298,756
*	West African Resources Ltd.	230,109	344,519
	Westgold Resources Ltd.	242,539	396,487
	Westpac Banking Corp.	388,958	8,397,653
	WiseTech Global Ltd.	31,800	2,408,537
	Woolworths Group Ltd.	167,116	3,373,754
	Worley Ltd.	165,271	1,406,470
*	Xero Ltd.	47,714	5,494,771
	XRF Scientific Ltd.	26,910	33,373
#*	Zip Co. Ltd.	222,234	450,683
TOTAL AUSTRALIA			208,759,444
AUSTRIA — (0.4%)
	ANDRITZ AG	28,047	1,951,816
Ω	BAWAG Group AG	38,902	4,909,722
	CA Immobilien Anlagen AG	7,538	200,755
*	CPI Europe AG	8,306	172,533
*	DO & Co. AG	1,810	408,337
	Erste Group Bank AG	47,996	4,388,940
*	Eurotelesites AG	17,066	100,068
	EVN AG	6,689	180,759
*	FACC AG	2,711	22,232
*	Immofinanz AG (IIA AV)	25,524	0
	Oesterreichische Post AG	11,975	417,696
	Palfinger AG	6,724	279,656
	Porr AG	7,322	246,164
	Raiffeisen Bank International AG	27,193	785,182
	SBO AG	5,941	196,605

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Strabag SE (STR AV)	2,037	$191,498
	Telekom Austria AG	25,959	275,107
*	UBM Development AG	2,066	48,260
	UNIQA Insurance Group AG	47,884	689,850
	Verbund AG	15,436	1,149,356
	Vienna Insurance Group AG Wiener Versicherung Gruppe	11,240	593,074
	Wienerberger AG	10,086	338,107
	Zumtobel Group AG	11,802	61,154
TOTAL AUSTRIA			17,606,871
BELGIUM — (1.1%)
	Ackermans & van Haaren NV	3,534	866,877
	Ageas SA	86,834	5,904,040
	Anheuser-Busch InBev SA (ABI BB)	67,971	3,907,833
*	Argenx SE (ARGX BB)	3,256	2,186,824
*	Argenx SE (ARGX US), ADR	4,228	2,834,155
#	Azelis Group NV	79,938	1,241,964
	Barco NV	18,894	294,479
	Bekaert SA	14,482	596,475
	Cie d'Entreprises CFE	3,294	36,841
	Colruyt Group NV	32,915	1,406,025
	Deceuninck NV	24,834	61,571
	D'ieteren Group	5,071	1,001,690
	Econocom Group SA NV	47,983	100,888
	Elia Group SA	14,653	1,690,564
	EVS Broadcast Equipment SA	5,830	251,874
	Fagron	36,632	905,795
*	Galapagos NV (GLPG BB)	9,005	294,680
*	Galapagos NV (GLPG NA)	110	3,600
	Gimv NV	14,409	690,450
*	Hyloris Pharmaceuticals SA	1,301	10,022
*	Immobel SA	2,162	61,557
#	Ion Beam Applications	5,863	80,724
	KBC Group NV	65,550	6,837,119
	Lotus Bakeries NV	173	1,462,614
	Melexis NV	6,028	461,050
	Proximus SADP	41,876	347,936
#	Recticel SA	18,862	229,524
	Syensqo SA	11,109	880,453
		Shares	Value»
BELGIUM — (Continued)
	Tessenderlo Group SA	8,253	$245,514
	UCB SA	33,374	7,170,565
	Umicore SA	62,080	981,098
#	Van de Velde NV	2,854	108,912
	VGP NV	5,105	536,840
TOTAL BELGIUM			43,690,553
CANADA — (10.1%)
*	5N Plus, Inc.	56,299	502,612
	Acadian Timber Corp.	3,700	47,959
*	ACT Energy Technologies Ltd.	11,457	40,599
	ADENTRA, Inc.	10,229	217,115
	Aecon Group, Inc.	17,217	232,981
	Ag Growth International, Inc.	8,224	248,334
	AGF Management Ltd., Class B	16,300	144,460
	Agnico Eagle Mines Ltd. (AEM CN)	4,051	502,877
#	Agnico Eagle Mines Ltd. (AEM US)	75,659	9,408,969
#*	Aimia, Inc.	19,431	42,632
#	AirBoss of America Corp.	3,500	12,377
	Alamos Gold, Inc. (AGI CN), Class A	24,882	604,631
	Alamos Gold, Inc. (AGI US), Class A	148,317	3,604,103
	AltaGas Ltd.	66,634	1,967,377
	Altus Group Ltd.	10,457	436,664
	Amerigo Resources Ltd.	17,500	27,154
	Andrew Peller Ltd., Class A	11,700	45,598
*	Aritzia, Inc.	44,981	2,414,288
*	Arizona Sonoran Copper Co., Inc.	9,500	15,221
*	Ascot Resources Ltd.	48,000	2,425
	Atco Ltd., Class I	26,256	950,870
	AtkinsRealis Group, Inc.	68,615	4,858,413
*	ATS Corp. (ATS CN)	17,221	522,621
*	ATS Corp. (ATS US)	1,217	36,936
	Aura Minerals, Inc.	2,700	65,649
*	AutoCanada, Inc.	2,455	46,970
	B2Gold Corp. (BTG US)	132,950	448,042
	B2Gold Corp. (BTO CN)	69,987	235,379
#*	Ballard Power Systems, Inc. (BLDP CN)	1,927	3,532
#*	Ballard Power Systems, Inc. (BLDP US)	55,814	102,140

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Bank of Montreal (BMO CN)	40,616	$4,483,120
	Bank of Montreal (BMO US)	67,757	7,483,083
	Bank of Nova Scotia (BNS CN)	100,854	5,611,168
	Bank of Nova Scotia (BNS US)	75,921	4,221,967
#*	Bausch & Lomb Corp.	4,972	67,768
#*	Bausch Health Cos., Inc. (BHC CN)	4,900	28,892
#*	Bausch Health Cos., Inc. (BHC US)	44,950	264,756
	BCE, Inc. (BCE US)	21,361	498,352
#	Bird Construction, Inc.	35,657	742,425
	Black Diamond Group Ltd.	19,500	166,628
#*	BlackBerry Ltd.	26,747	98,696
	BMTC Group, Inc.	1,803	17,781
*	Bombardier, Inc. (BBD/A CN), Class A	1,100	128,093
*	Bombardier, Inc. (BBD/B CN), Class B	35,712	4,164,252
	Boralex, Inc., Class A	48,106	1,088,773
	Boyd Group Services, Inc.	6,792	941,400
*	Bragg Gaming Group, Inc.	7,442	29,619
	Brookfield Corp. (BN US)	154,957	10,389,867
	Brookfield Infrastructure Corp., Class A	30,680	1,197,661
#	Brookfield Renewable Corp.	23,600	864,468
	Brookfield Wealth Solutions Ltd.	470	31,457
#	BRP, Inc. (DOO CN)	8,687	439,240
	BRP, Inc. (DOOO US)	2,100	106,071
*	CAE, Inc. (CAE US)	78,330	2,234,755
*	Calfrac Well Services Ltd.	21,100	60,303
	Calian Group Ltd.	3,442	125,448
	Cameco Corp. (CCJ US)	39,737	2,977,493
	Canaccord Genuity Group, Inc.	33,549	260,528
*	Canada Goose Holdings, Inc. (GOOS CN)	14,965	163,626
		Shares	Value»
CANADA — (Continued)
	Canadian Imperial Bank of Commerce (CM CN)	74,337	$5,312,928
	Canadian Imperial Bank of Commerce (CM US)	55,673	3,977,279
#	Canadian Tire Corp. Ltd., Class A	23,303	3,121,082
#	Canadian Utilities Ltd., Class A	37,735	1,050,676
*	Canfor Corp.	24,048	235,690
	Cascades, Inc.	30,019	195,635
	CCL Industries, Inc., Class B	78,499	4,387,809
*	Celestica, Inc. (CLS CN)	10,522	2,103,565
*	Celestica, Inc. (CLS US)	33,617	6,718,694
	Centerra Gold, Inc.	114,460	778,980
	CES Energy Solutions Corp.	162,478	850,148
	CGI, Inc. (GIB US)	41,426	3,994,709
	CGI, Inc. (GIBA CN)	14,620	1,409,454
	CI Financial Corp.	71,306	1,643,188
*	Cipher Pharmaceuticals, Inc.	6,600	57,398
#	Cogeco Communications, Inc.	5,425	244,274
	Cogeco, Inc.	1,429	60,363
*	Colabor Group, Inc.	30,300	17,057
	Colliers International Group, Inc. (CIGI CN)	1,837	277,022
	Colliers International Group, Inc. (CIGI US)	20,322	3,062,729
	Computer Modelling Group Ltd.	30,323	173,105
	Constellation Software, Inc.	3,958	13,654,986
	Corby Spirit & Wine Ltd.	4,000	42,292
	Definity Financial Corp.	51,172	2,756,921
#	dentalcorp Holdings Ltd.	17,804	103,694
*	Descartes Systems Group, Inc. (DSG CN)	600	63,391
*	Descartes Systems Group, Inc. (DSGX US)	14,620	1,546,211
*	Docebo, Inc.	4,236	128,431
	Dollarama, Inc.	68,197	9,320,979

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Doman Building Materials Group Ltd.	38,876	$239,889
#*	Dorel Industries, Inc., Class B	9,728	10,391
	DREAM Unlimited Corp., Class A	11,846	178,511
	Dundee Precious Metals, Inc.	33,886	547,811
#	Dye & Durham Ltd.	8,956	72,328
	Dynacor Group, Inc.	4,300	14,741
	E-L Financial Corp. Ltd.	60,000	636,114
*	Eldorado Gold Corp. (EGO US)	56,162	1,151,321
*	Eldorado Gold Corp. (ELD CN)	38,945	797,965
	Element Fleet Management Corp.	327,791	8,525,973
	Empire Co. Ltd., Class A	79,878	3,181,054
	Enbridge, Inc. (ENB CN)	857	38,823
	Enbridge, Inc. (ENB US)	135,809	6,150,790
	Endeavour Mining PLC	67,055	2,013,186
#*	Endeavour Silver Corp. (EDR CN)	26,913	136,352
#*	Endeavour Silver Corp. (EXK US)	22,917	116,189
	Enerflex Ltd. (EFX CN)	44,158	352,155
	Enerflex Ltd. (EFXT US)	34,318	273,858
	Enghouse Systems Ltd.	18,886	312,813
*	Ensign Energy Services, Inc.	14,114	23,021
#	EQB, Inc.	16,583	1,232,714
#*	Equinox Gold Corp. (EQX CN)	2,987	18,194
*	Equinox Gold Corp. (EQX US)	116,340	709,674
#*	ERO Copper Corp. (ERO CN)	27,628	373,863
*	ERO Copper Corp. (ERO US)	23,233	314,110
	Evertz Technologies Ltd.	8,130	70,703
	Extendicare, Inc.	19,675	175,081
	Fairfax Financial Holdings Ltd.	2,624	4,641,162
	Finning International, Inc.	84,789	3,694,832
*	Firan Technology Group Corp.	8,000	66,166
		Shares	Value»
CANADA — (Continued)
	First Majestic Silver Corp. (AG US)	96,771	$769,329
	First Majestic Silver Corp. (FR CN)	8,237	65,511
#	First National Financial Corp.	9,343	325,211
	FirstService Corp. (FSV CN)	1,298	255,853
	FirstService Corp. (FSV US)	10,383	2,047,735
*	Foraco International SA	33,964	39,219
#*	Fortuna Mining Corp. (FSM US)	110,451	712,409
*	Fortuna Mining Corp. (FVI CN)	34,368	221,745
*	Galiano Gold, Inc.	52	69
*	GDI Integrated Facility Services, Inc.	2,338	54,502
	George Weston Ltd.	17,760	3,374,733
	Gibson Energy, Inc.	126,457	2,279,804
*	GoGold Resources, Inc.	53,771	78,390
	Great-West Lifeco, Inc.	35,564	1,335,447
*	Haivision Systems, Inc.	6,900	24,799
	Hammond Manufacturing Co. Ltd., Class A	600	4,465
	Hammond Power Solutions, Inc.	4,267	381,677
	High Liner Foods, Inc.	6,336	77,462
	Hudbay Minerals, Inc. (HBM CN)	83,923	778,907
	Hudbay Minerals, Inc. (HBM US)	125,149	1,160,131
Ω	Hydro One Ltd.	73,989	2,616,528
	iA Financial Corp., Inc.	33,571	3,286,111
*	IAMGOLD Corp. (IAG US)	33,494	226,419
#*	IAMGOLD Corp. (IMG CN)	91,446	617,736
	IGM Financial, Inc.	48,909	1,619,475
*	Illumin Holdings, Inc.	8,200	12,960
	Information Services Corp.	8,743	201,917
	Intact Financial Corp.	21,553	4,454,950
*	Interfor Corp.	20,625	185,470
*	Ivanhoe Mines Ltd., Class A	12,130	94,634
Ω	Jamieson Wellness, Inc.	7,169	174,051
*	K92 Mining, Inc.	98,472	1,022,670
	K-Bro Linen, Inc.	3,622	89,531

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Keyera Corp.	81,786	$2,567,618
*	Kinaxis, Inc.	1,320	195,904
	Kinross Gold Corp. (K CN)	140,151	2,242,456
	Kinross Gold Corp. (KGC US)	147,109	2,353,744
	KP Tissue, Inc.	2,300	14,906
	Labrador Iron Ore Royalty Corp.	47,201	907,843
*	Laramide Resources Ltd.	9,500	3,565
	Lassonde Industries, Inc., Class A	700	108,491
	Laurentian Bank of Canada	19,325	429,708
	Leon's Furniture Ltd.	2,645	52,018
#*	Lightspeed Commerce, Inc. (LSPD US)	84,915	1,056,343
	Linamar Corp.	3,400	164,405
	Loblaw Cos. Ltd.	32,194	5,206,173
*	Lucara Diamond Corp.	91,530	15,524
	Lundin Gold, Inc.	86,829	4,018,724
	Lundin Mining Corp.	293,972	3,002,096
	MAG Silver Corp.	7,121	145,411
	Magna International, Inc. (MG CN)	2,100	86,116
#	Magna International, Inc. (MGA US)	58,977	2,418,057
	Mainstreet Equity Corp.	800	106,813
*	Major Drilling Group International, Inc.	38,043	241,338
*	Mandalay Resources Corp.	9,600	33,534
*	Mattr Corp.	33,516	297,280
	McCoy Global, Inc.	4,013	10,368
*	MDA Space Ltd.	23,824	667,127
*	Medexus Pharmaceuticals, Inc.	6,500	12,854
	Medical Facilities Corp.	5,000	52,829
	Melcor Developments Ltd.	6,227	64,400
	Metro, Inc.	60,368	4,616,019
	Morguard Corp.	1,053	89,835
	MTY Food Group, Inc.	4,336	120,823
#	National Bank of Canada	104,636	10,884,207
	Neo Performance Materials, Inc.	12,000	134,325
*	New Gold, Inc. (NGD CN)	439,237	1,838,608
		Shares	Value»
CANADA — (Continued)
*	New Gold, Inc. (NGD US)	34,676	$145,292
*	NFI Group, Inc.	2,427	33,455
	North West Co., Inc.	29,605	1,016,176
	Nutrien Ltd. (NTR US)	64,810	3,844,529
	OceanaGold Corp.	86,071	1,170,933
	Onex Corp.	20,547	1,671,520
#	Open Text Corp. (OTEX CN)	24,170	711,354
	Open Text Corp. (OTEX US)	65,781	1,935,935
	OR Royalties, Inc. (OR CN)	5,604	155,226
#	OR Royalties, Inc. (OR US)	61,256	1,697,404
*	Orla Mining Ltd. (ORLA US)	16,751	156,119
#	Pan American Silver Corp. (PAAS CN)	43,283	1,169,238
	Pan American Silver Corp. (PAAS US)	97,382	2,631,264
	Parkland Corp.	89,843	2,535,912
	Pason Systems, Inc.	63,524	535,938
	Pet Valu Holdings Ltd.	6,352	153,711
	PHX Energy Services Corp.	36,100	216,767
	Polaris Renewable Energy, Inc.	4,001	35,921
#	Pollard Banknote Ltd.	2,929	47,034
*	Precision Drilling Corp. (PD CN)	1,462	82,349
*	Precision Drilling Corp. (PDS US)	9,606	541,013
	Premium Brands Holdings Corp.	14,068	891,840
	Pulse Seismic, Inc.	6,600	18,624
*	Quarterhill, Inc.	42,151	40,460
	Quebecor, Inc., Class B	88,894	2,500,785
	RB Global, Inc. (RBA US)	31,242	3,382,259
	Restaurant Brands International, Inc. (QSR CN)	5,770	391,524
	Restaurant Brands International, Inc. (QSR US)	55,646	3,776,138
	Richelieu Hardware Ltd.	24,550	614,282
#	Rogers Communications, Inc. (RCI US), Class B	41,011	1,369,767

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Rogers Communications, Inc. (RCIB CN), Class B	49,847	$1,664,924
#	Royal Bank of Canada (RY CN)	133,492	17,128,712
	Royal Bank of Canada (RY US)	123,085	15,811,499
	Russel Metals, Inc.	31,041	994,226
	Sandstorm Gold Ltd. (SAND US)	68,281	639,110
	Sandstorm Gold Ltd. (SSL CN)	41,000	383,783
*	Sangoma Technologies Corp.	3,900	22,095
	Savaria Corp.	18,711	268,458
*	Seabridge Gold, Inc. (SA US)	6,547	100,300
	Secure Waste Infrastructure Corp.	211,260	2,308,369
*	Shopify, Inc. (SHOP US), Class A	103,293	12,623,438
	Sienna Senior Living, Inc.	22,839	295,048
*	SNDL, Inc.	4,981	8,567
*	Source Energy Services Ltd.	1,500	14,939
	South Bow Corp.	6,768	177,728
#Ω	Spin Master Corp.	17,374	285,889
	Sprott, Inc. (SII CN)	1,170	78,782
	Sprott, Inc. (SII US)	4,800	323,328
*	SSR Mining, Inc. (SSRM CN)	7,400	88,388
*	SSR Mining, Inc. (SSRM US)	24,249	289,776
	Stantec, Inc. (STN CN)	23,133	2,528,669
	Stantec, Inc. (STN US)	19,321	2,112,945
	Stella-Jones, Inc.	22,858	1,303,084
	StorageVault Canada, Inc.	41,557	139,163
	Sun Life Financial, Inc. (SLF CN)	68,450	4,173,395
	Sun Life Financial, Inc. (SLF US)	77,593	4,733,173
	Superior Plus Corp.	88,523	442,104
	Supremex, Inc.	7,100	21,214
	Sylogist Ltd.	9,900	66,091
	Taiga Building Products Ltd.	5,000	11,367
*	Taseko Mines Ltd. (TGB US)	21,700	66,619
*	Taseko Mines Ltd. (TKO CN)	39,300	120,543
	TELUS Corp.	23,749	382,562
		Shares	Value»
CANADA — (Continued)
	TerraVest Industries, Inc.	8,657	$1,066,630
	TFI International, Inc. (TFII CN)	12,211	1,061,941
	TFI International, Inc. (TFII US)	4,813	419,549
*	Theratechnologies, Inc.	5,606	17,659
#	Thomson Reuters Corp. (TRI US)	21,647	4,349,099
	Timbercreek Financial Corp.	40,030	223,320
	TMX Group Ltd.	73,300	2,980,458
*	Torex Gold Resources, Inc.	49,388	1,391,176
	Toromont Industries Ltd.	37,399	3,791,993
	Toronto-Dominion Bank (TD CN)	92,172	6,713,336
	Toronto-Dominion Bank (TD US)	130,774	9,530,809
	Total Energy Services, Inc.	27,509	231,093
	Transcontinental, Inc., Class A	39,333	547,017
	Trican Well Service Ltd.	87,285	358,438
	Triple Flag Precious Metals Corp. (TFPM CN)	1,100	25,102
	Triple Flag Precious Metals Corp. (TFPM US)	18,862	430,432
*	Trisura Group Ltd. (TSU CN)	17,381	530,487
	VersaBank (VBNK US)	3,158	37,328
*	VerticalScope Holdings, Inc.	4,000	10,970
*††	Victoria Gold Corp./Vancouver	1,006	131
*	Vitalhub Corp.	6,517	64,718
	Wajax Corp.	10,700	182,246
*	Wall Financial Corp.	1,000	11,439
*	Well Health Technologies Corp.	84,882	279,959
*	Wesdome Gold Mines Ltd.	103,095	1,227,676
	West Fraser Timber Co. Ltd. (WFG CN)	24,293	1,684,170
*	Western Forest Products, Inc.	7,382	70,965
#	Wheaton Precious Metals Corp. (WPM US)	49,186	4,501,011
	Winpak Ltd.	12,700	375,244
	WSP Global, Inc.	28,196	5,805,657

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Yellow Pages Ltd.	3,240	$25,698
TOTAL CANADA			403,811,212
CHINA — (0.0%)
	China Gold International Resources Corp. Ltd. (CGG CN)	34,632	299,431
*††	Hanfeng Evergreen, Inc.	2,300	0
TOTAL CHINA			299,431
DENMARK — (2.5%)
*	ALK-Abello AS	50,170	1,455,623
	Alm Brand AS	365,365	1,007,788
#	Ambu AS, Class B	33,191	484,519
*	Bang & Olufsen AS	54,475	108,914
*	Bavarian Nordic AS	35,701	1,292,238
	Carlsberg AS, Class B	14,803	1,845,448
#	cBrain AS	2,987	97,413
	Chemometec AS	3,546	273,685
#	Coloplast AS, Class B	22,361	2,042,275
	Columbus AS	33,734	51,159
	Danske Bank AS	165,759	6,575,904
*	Demant AS	31,304	1,186,033
	DSV AS	32,018	7,174,694
	FLSmidth & Co. AS	25,906	1,523,955
*	Genmab AS (GMAB DC)	30,260	6,514,900
#*	GN Store Nord AS	50,474	723,067
	H Lundbeck AS (HLUNA DC), Class A	18,301	81,874
	H Lundbeck AS (HLUNB DC)	127,242	662,900
*	H&H International AS, Class B	5,321	84,841
#*	Huscompagniet AS	3,263	23,208
	ISS AS	59,925	1,722,625
	Jeudan AS	785	25,472
	Jyske Bank AS	21,728	2,181,325
	Matas AS	19,079	391,351
	MT Hoejgaard Holding AS	299	18,835
*Ω	Netcompany Group AS	22,140	811,869
*	Nilfisk Holding AS	4,726	67,275
*	NKT AS	27,364	2,407,286
#*Ω	NNIT AS	3,672	37,072
	Novo Nordisk AS (NOVOB DC), Class B	660,210	30,705,024
	Novonesis Novozymes B, Class B	95,623	6,186,570
		Shares	Value»
DENMARK — (Continued)
#*	NTG Nordic Transport Group AS	3,952	$118,441
#*Ω	Orsted AS	31,560	1,487,470
	Pandora AS	40,536	6,692,314
	Parken Sport & Entertainment AS	758	19,524
	Per Aarsleff Holding AS	7,791	839,068
	Ringkjoebing Landbobank AS	16,083	3,545,631
	Royal Unibrew AS	21,210	1,586,471
*	RTX AS	2,621	32,850
	Schouw & Co. AS	4,762	448,508
	Solar AS, Class B	3,287	141,831
	SP Group AS	6,285	256,933
	Sparekassen Sjaelland-Fyn AS	4,968	252,715
	Sydbank AS	24,097	1,785,280
	TCM Group AS	3,151	36,317
	Tivoli AS	528	49,865
*	Trifork Group AG	4,385	62,863
	Tryg AS	111,991	2,701,437
	Vestas Wind Systems AS	186,471	3,404,604
	Vestjysk Bank AS	35,503	25,837
#*	Zealand Pharma AS	7,878	407,591
TOTAL DENMARK			101,660,692
FINLAND — (2.0%)
	Aktia Bank OYJ	27,365	315,048
	Alandsbanken Abp, Class B	263	11,698
	Alma Media OYJ	17,897	270,055
#	Anora Group OYJ	9,982	36,343
	Citycon OYJ	8,489	36,516
	Digia OYJ	6,198	51,866
	Elisa OYJ	41,065	2,112,904
Ω	Enento Group OYJ	6,886	122,106
#	eQ OYJ	1,422	20,990
#	Evli OYJ, Class B	498	10,910
#	Fiskars OYJ Abp	3,215	52,705
	Fortum OYJ	179,611	3,295,093
	F-Secure OYJ	43,507	81,647
*	Glaston OYJ Abp	3,454	4,925
	Gofore OYJ	3,493	71,511
	Harvia OYJ	6,433	372,468
	Hiab OYJ	26,891	1,835,157
	Huhtamaki OYJ	44,397	1,528,117
	Ilkka OYJ	2,760	10,646
*	Incap OYJ	1,295	15,003
	Kalmar OYJ, Class B	26,891	1,213,537
#	Kamux Corp.	10,602	23,793
	Kemira OYJ	52,787	1,123,379
	Kesko OYJ (KESKOA FH), Class A	61,177	1,331,694
	Kesko OYJ (KESKOB FH), Class B	167,954	3,652,901
*	Kojamo OYJ	25,433	322,784

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Kone OYJ, Class B	80,307	$4,931,528
	Konecranes OYJ	35,033	2,919,372
	Lassila & Tikanoja OYJ	7,150	77,089
*	Lindex Group OYJ	26,585	86,072
	Mandatum OYJ	151,337	1,026,536
	Marimekko OYJ	15,410	229,312
#	Metsa Board OYJ (METSA FH), Class A	133	852
#	Metsa Board OYJ (METSB FH), Class B	49,012	180,310
	Metso OYJ	353,148	4,435,286
	Neste OYJ	116,494	1,838,581
	NoHo Partners OYJ	1,829	19,146
	Nokia OYJ (NOK US), Sponsored ADR	68,512	279,529
	Nokia OYJ (NOKIA FH)	515,756	2,101,884
	Nokia OYJ (NOKIA FP)	4,241	17,378
#	Nokian Renkaat OYJ	31,152	279,674
	Nordea Bank Abp (NDA FH)	891,633	13,010,514
	Nordea Bank Abp (NDA SS)	126,848	1,852,070
	Olvi OYJ, Class A	3,986	151,790
	Oma Saastopankki OYJ	2,848	29,553
	Oriola OYJ (OKDBV FH), Class B	77,450	96,591
	Orion OYJ (ORNAV FH), Class A	10,006	794,174
	Orion OYJ (ORNBV FH), Class B	46,366	3,712,003
#	Outokumpu OYJ	194,622	732,306
	Pihlajalinna OYJ	7,347	136,798
	Ponsse OYJ	4,654	169,495
	Puuilo OYJ	30,785	480,303
#*	QT Group OYJ	11,637	800,772
	Raisio OYJ, Class V	63,539	181,740
*	Remedy Entertainment OYJ	787	14,424
	Revenio Group OYJ	8,974	268,726
	Sampo OYJ, Class A	643,989	6,908,827
	Sanoma OYJ	43,245	500,083
	Scanfil OYJ	6,480	82,906
#	Stora Enso OYJ, Class R	232,070	2,387,880
	Taaleri PLC	5,611	45,245
#	Talenom OYJ	4,208	16,787
Ω	Terveystalo OYJ	103,507	1,268,023
#	TietoEVRY OYJ	52,339	900,959
#	Tokmanni Group Corp.	21,513	210,663
	UPM-Kymmene OYJ	63,579	1,647,825
	Vaisala OYJ, Class A	13,918	750,698
		Shares	Value»
FINLAND — (Continued)
#	Valmet OYJ	51,181	$1,846,703
	Wartsila OYJ Abp	235,487	6,506,135
#*	WithSecure OYJ	30,765	34,735
#*	YIT OYJ	56,931	197,244
TOTAL FINLAND			82,082,317
FRANCE — (8.3%)
#*	74Software SA	7,355	313,275
	Aeroports de Paris SA	13,302	1,614,523
	Airbus SE	93,989	18,896,964
	AKWEL SADIR	2,084	20,482
*	Alstom SA	136,727	3,207,113
*	Altamir	2,530	82,618
	Alten SA	12,197	991,314
Ω	Amundi SA	28,934	2,138,236
	Arkema SA	25,931	1,763,343
#	Assystem SA	1,932	106,746
	Aubay	2,680	153,408
	AXA SA	200,919	9,758,463
Ω	Ayvens SA	29,395	315,864
*	Bastide le Confort Medical	1,130	39,189
#	Beneteau SACA	11,368	105,535
	BioMerieux	12,372	1,770,238
	BNP Paribas SA	110,305	10,057,414
	Boiron SA	1,876	44,786
	Bollore SE	109,367	630,835
	Bouygues SA	52,509	2,162,138
	Bureau Veritas SA	129,551	3,989,666
*	Canal & SA	258,055	821,329
	Capgemini SE	44,573	6,635,863
	Carrefour SA	300,378	4,304,719
	Catana Group	7,575	32,860
	CBo Territoria	19,983	83,471
*	Cegedim SA	4,449	55,281
	Cie des Alpes	7,941	208,430
	Cie Generale des Etablissements Michelin SCA	74,121	2,636,963
*	Claranova SE	24,407	69,519
*	Clariane SE	28,337	146,918
	Coface SA	53,480	994,336
	Credit Agricole SA	185,981	3,422,890
	Danone SA	40,271	3,295,650
	Dassault Aviation SA	2,624	817,001
	Dassault Systemes SE	78,029	2,563,348
	Derichebourg SA	44,483	292,516
	Edenred SE	38,355	1,095,345
	Eiffage SA	38,638	5,186,587
*Ω	Elior Group SA	49,414	146,742
	Equasens	164	8,997
	EssilorLuxottica SA	12,823	3,812,975
	Esso SA Francaise	1,390	152,869
	Eurazeo SE	20,491	1,202,407
	Eurofins Scientific SE	32,355	2,477,856
Ω	Euronext NV	14,296	2,304,356

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#*	Eutelsat Communications SACA	68,601	$245,497
	Exel Industries SA, Class A	353	16,088
	FDJ UNITED	72,628	2,265,400
*	Figeac Aero	664	7,791
	Fnac Darty SA (FNAC FP)	6,683	226,232
*	Forvia SE (1EO IM)	2,574	33,189
*	Forvia SE (FRVIA FP)	38,724	492,308
	Gaztransport Et Technigaz SA	26,974	5,073,414
	Getlink SE	119,809	2,172,845
	GL Events SACA	4,130	142,421
	Groupe Crit SA	1,898	135,119
	Groupe SFPI	8,310	22,448
*	Haulotte Group SA	9,012	26,948
	Hermes International SCA	7,522	18,394,960
*	ID Logistics Group SACA	865	434,226
	Imerys SA	4,897	120,557
	Infotel SA	2,372	108,473
	Interparfums SA	10,067	369,667
	Ipsen SA	19,303	2,274,513
	IPSOS SA	18,582	834,375
#	Jacquet Metals SACA	6,987	179,161
	JCDecaux SE	32,150	528,567
	Kaufman & Broad SA	9,766	347,947
	Kering SA	10,909	2,678,653
	Laurent-Perrier	972	105,105
	Lectra	1,699	47,260
	Legrand SA	44,344	6,549,906
	Linedata Services	233	18,054
	LISI SA	2,079	112,370
	L'Oreal SA	50,782	22,470,169
	Louis Hachette Group	6,546	12,197
*	Lumibird	531	11,119
	LVMH Moet Hennessy Louis Vuitton SE	63,354	34,009,172
#*Ω	Maisons du Monde SA	8,847	22,304
	Manitou BF SA	4,378	96,585
	Metropole Television SA	15,263	222,954
	Nexans SA	14,399	2,069,429
#*	Nexity SA	27,907	363,633
	Oeneo SA	5,443	59,241
	Opmobility	14,920	228,452
	Orange SA (ORA FP)	882,909	13,429,983
	Pernod Ricard SA	27,706	2,847,309
*	Pierre Et Vacances SA	19,662	38,096
	Pluxee NV	30,351	615,467
	Publicis Groupe SA (PUB FP)	76,094	6,953,599
		Shares	Value»
FRANCE — (Continued)
	Quadient SA	12,654	$232,608
	Renault SA	63,446	2,347,551
	Rexel SA	127,326	3,848,355
	Robertet SA	304	286,360
	Rubis SCA	45,345	1,435,889
	SA d'Explosifs et de Produits Chimiques	59	13,194
	Safran SA	54,414	17,943,081
	Samse SACA	200	34,107
	Sanofi SA (SAN FP)	114,141	10,246,509
	Sartorius Stedim Biotech	2,088	417,246
	Savencia SA	208	15,424
	Schneider Electric SE (0NWV LI)	278	72,312
	Schneider Electric SE (SU FP)	54,213	14,029,957
	SCOR SE	101,067	3,292,464
	SEB SA	4,633	338,428
	SES SA	153,657	1,056,652
#*Ω	SMCP SA	26,506	152,806
	Societe BIC SA	9,374	569,968
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	49,643
	Societe Generale SA	190,730	12,174,011
*	Solutions 30 SE	17,753	35,489
	Sopra Steria Group	8,580	1,848,708
	SPIE SA	67,490	3,971,879
	Stef SA	917	138,365
	Sword Group	3,554	147,194
	Synergie SE	4,886	191,710
	Technip Energies NV	100,318	4,331,866
	Teleperformance SE	22,577	2,201,057
	Television Francaise 1 SA	28,402	271,565
	TFF Group	240	4,906
	Thales SA	18,857	5,072,413
	Thermador Groupe	3,288	306,899
#	Tikehau Capital SCA	14,025	312,951
	Trigano SA	3,683	628,080
*	Ubisoft Entertainment SA	41,453	437,184
	Valeo SE	48,369	526,229
	Vallourec SACA	86,392	1,614,586
	Vetoquinol SA	373	32,806
	VIEL & Cie SA	5,994	107,328
	Vinci SA	79,513	11,045,052
	Virbac SACA	1,494	591,657
*	Viridien	4,950	329,204
	Vivendi SE	258,056	978,237
*	Voltalia SA	18,127	153,253
	VusionGroup	778	199,988
#	Wavestone	2,362	156,278
#*Ω	Worldline SA	74,470	271,292
TOTAL FRANCE			332,807,322

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (7.8%)
	7C Solarparken AG	25,419	$53,253
	Adesso SE	1,578	145,800
	adidas AG	38,730	7,402,419
	Adtran Networks SE	4,294	101,431
	All for One Group SE	1,306	72,860
	Allgeier SE	3,172	67,587
	Allianz SE (ALV GR)	37,331	14,752,376
#	Amadeus Fire AG	4,082	311,655
*	Aroundtown SA	279,506	1,007,924
	Atoss Software SE	3,950	529,820
Ω	Aumann AG	661	8,994
	Aurubis AG	16,913	1,686,980
*Ω	Auto1 Group SE	2,643	79,232
*	Basler AG	3,400	44,728
	Bayerische Motoren Werke AG	54,402	5,176,425
#*	BayWa AG (BYW6 GR)	7,917	87,825
	Bechtle AG	44,982	1,952,391
	Beiersdorf AG	21,721	2,699,098
	Bertrandt AG	2,343	51,661
	Bijou Brigitte AG	991	43,427
	Bilfinger SE	12,322	1,325,666
	Borussia Dortmund GmbH & Co. KGaA	35,134	146,420
#*	BRANICKS Group AG	12,592	29,156
	Brenntag SE	62,046	3,849,279
Ω	Brockhaus Technologies AG	416	6,220
	CANCOM SE (COK GR)	10,650	311,990
	Carl Zeiss Meditec AG	6,160	339,674
*	Ceconomy AG	74,997	378,939
	CENIT AG	2,917	25,312
	Cewe Stiftung & Co. KGaA	3,319	380,094
	Commerzbank AG	213,718	7,793,422
	Continental AG	30,124	2,572,908
*	Covestro AG	65,635	4,448,157
	CTS Eventim AG & Co. KGaA	27,822	3,141,782
	Daimler Truck Holding AG	168,354	8,189,624
*Ω	Delivery Hero SE	1,884	56,227
	Dermapharm Holding SE	4,442	170,120
#	Deutsche Bank AG (DB US)	41,253	1,360,524
	Deutsche Bank AG (DBK GR)	146,878	4,837,651
	Deutsche Beteiligungs AG	5,743	159,625
	Deutsche Boerse AG	34,209	9,899,648
Ω	Deutsche Pfandbriefbank AG	73,161	455,482
	Deutsche Post AG	182,134	8,160,642
		Shares	Value»
GERMANY — (Continued)
	Deutsche Telekom AG (DTE GR)	337,881	$12,118,405
	Deutsche Wohnen SE	9,457	239,884
	Deutz AG	27,374	240,055
	Draegerwerk AG & Co. KGaA	1,079	72,596
	Duerr AG	24,062	618,458
Ω	DWS Group GmbH & Co. KGaA	19,199	1,149,712
	E.ON SE	910,787	16,615,699
	Elmos Semiconductor SE	2,017	201,315
	ElringKlinger AG	8,425	41,756
	Energiekontor AG	1,757	98,740
	Evonik Industries AG	77,337	1,535,763
#*	Evotec SE	19,828	158,415
	Fabasoft AG	2,482	46,583
	Fielmann Group AG	7,266	460,391
	flatexDEGIRO AG	39,205	1,184,903
	FORTEC Elektronik AG	383	6,546
#*	Fraport AG Frankfurt Airport Services Worldwide	13,920	1,035,870
	Freenet AG	63,008	2,043,528
	Fresenius Medical Care AG (FME GR)	40,462	2,052,290
	Fresenius SE & Co. KGaA	51,589	2,462,375
	Friedrich Vorwerk Group SE	1,342	130,433
	FUCHS SE	23,091	812,143
	GEA Group AG	92,131	6,617,792
	Gesco SE	3,348	69,021
	GFT Technologies SE	7,338	152,017
*	Grand City Properties SA	16,915	213,265
	H&R GmbH & Co. KGaA	8,388	47,786
	Hannover Rueck SE	22,292	6,762,130
	Hawesko Holding SE	1,210	31,924
*	Heidelberger Druckmaschinen AG	82,259	212,816
	Hella GmbH & Co. KGaA	1,135	112,492
*	HelloFresh SE	79,430	835,815
	Henkel AG & Co. KGaA	24,186	1,719,874
	Hensoldt AG	26,191	2,870,607
	HOCHTIEF AG	10,134	2,208,131
	Hornbach Holding AG & Co. KGaA	4,368	513,606
#	HUGO BOSS AG	20,367	948,554
#	Indus Holding AG	6,677	180,384
	Infineon Technologies AG (IFX GR)	164,614	6,466,550

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
Ω	Instone Real Estate Group SE	22,434	$238,949
*	IONOS Group SE	10,997	521,549
	IVU Traffic Technologies AG	4,593	110,375
	Jenoptik AG	20,042	424,731
Ω	JOST Werke SE	6,051	356,207
#	K&S AG	15,845	239,699
	KION Group AG	32,805	2,016,682
	Kloeckner & Co. SE	11,670	85,098
#	Knaus Tabbert AG	2,630	39,520
	Knorr-Bremse AG	41,140	4,105,996
*	Koenig & Bauer AG	3,611	58,442
#	Kontron AG	15,395	496,644
	Krones AG	7,777	1,151,585
	KWS Saat SE & Co. KGaA	4,116	293,158
	Lanxess AG	34,736	953,918
	Leifheit AG	1,957	34,104
*	LPKF Laser & Electronics SE	3,567	32,187
*	Medios AG	515	7,539
	Mercedes-Benz Group AG	142,043	8,042,510
	MLP SE	28,411	273,755
	MTU Aero Engines AG	12,300	5,305,706
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,386	11,382,103
	Mutares SE & Co. KGaA	4,664	160,679
*	Nagarro SE	4,112	260,055
	Nemetschek SE	27,202	4,052,909
*	Nordex SE	55,299	1,357,363
#	Norma Group SE	4,317	76,842
	Patrizia SE	26,565	237,046
*	Pentixapharm Holding AG	5,983	13,753
	Pfeiffer Vacuum Technology AG	1,776	315,131
#	PNE AG	1,362	23,485
	ProSiebenSat.1 Media SE	68,543	624,775
#	Puma SE (PUM GR)	44,039	930,917
#*	PVA TePla AG	4,827	116,700
*	q.beyond AG	13,143	14,168
#	Qiagen NV	66,476	3,283,832
	Rational AG	3,199	2,469,458
	Rheinmetall AG	7,601	15,046,149
#	RTL Group SA	18,061	711,911
	SAF-Holland SE	6,396	115,378
	SAP SE (SAP GR)	87,363	24,981,932
#	SAP SE (SAP US), Sponsored ADR	5,889	1,688,376
Ω	Scout24 SE	2,477	331,030
	Secunet Security Networks AG	470	116,841
		Shares	Value»
GERMANY — (Continued)
#*	SFC Energy AG	1,752	$43,845
	Siemens AG (SIE GR)	74,214	18,902,538
*	Siemens Energy AG	112,742	13,053,118
Ω	Siemens Healthineers AG	39,183	2,110,499
	Sixt SE	4,450	461,427
*	SMA Solar Technology AG	5,600	128,188
*	Softwareone Holding AG	13,175	107,658
	Stabilus SE	7,379	211,532
	STRATEC SE	2,512	79,415
	Stroeer SE & Co. KGaA	12,956	696,156
	Surteco Group SE	706	11,757
	SUSS MicroTec SE	8,081	292,933
	Symrise AG	59,527	5,395,958
	TAG Immobilien AG	74,482	1,197,525
	Takkt AG	13,480	82,747
*	Talanx AG	26,514	3,514,352
*Ω	TeamViewer SE	56,223	574,989
	Technotrans SE	1,764	49,065
	United Internet AG	39,002	1,117,913
	Verbio SE	9,842	127,528
	Volkswagen AG	7,513	801,217
	Vossloh AG	2,950	289,329
#	Wacker Chemie AG	2,649	197,168
	Wacker Neuson SE	12,495	326,867
	Washtec AG	4,609	210,964
*	Westwing Group SE	1,169	12,230
	Wuestenrot & Wuerttembergische AG	12,782	204,559
*Ω	Zalando SE	102,156	2,978,669
	Zeal Network SE	1,283	70,538
TOTAL GERMANY			313,952,943
HONG KONG — (0.9%)
	Aeon Credit Service Asia Co. Ltd.	18,000	16,851
	AIA Group Ltd.	1,303,600	12,154,982
	Analogue Holdings Ltd.	192,000	19,816
	APAC Resources Ltd.	88,628	14,845
*	Apollo Future Mobility Group Ltd.	86,400	8,865
	ASMPT Ltd.	48,400	409,450
	Bank of East Asia Ltd.	26,400	40,806
	Best Mart 360 Holdings Ltd.	48,000	13,999
	BOC Hong Kong Holdings Ltd.	282,000	1,266,252
#Ω	Budweiser Brewing Co. APAC Ltd.	171,900	180,451

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Build King Holdings Ltd.	40,000	$6,449
	China Motor Bus Co. Ltd.	800	6,025
*	China Star Entertainment Ltd.	130,000	39,943
	Chinese Estates Holdings Ltd.	140,000	23,271
	Chow Sang Sang Holdings International Ltd.	163,000	172,175
	CITIC Telecom International Holdings Ltd.	444,000	143,948
	CK Asset Holdings Ltd.	188,823	865,224
	C-Mer Medical Holdings Ltd.	204,000	47,174
#††	Convoy, Inc.	528,000	2,105
*	CSC Holdings Ltd.	12,550,000	49,204
*	CSI Properties Ltd.	966,000	22,683
	CTF Services Ltd.	455,242	446,300
#*††	CW Group Holdings Ltd.	85,500	0
	Dah Sing Banking Group Ltd.	112,800	131,870
	Dah Sing Financial Holdings Ltd.	54,000	200,327
	Dickson Concepts International Ltd.	63,000	42,805
#	DL Holdings Group Ltd.	37,000	16,247
	Dynamic Holdings Ltd.	38,000	63,683
	Emperor Watch & Jewellery Ltd.	490,000	25,244
*	ENM Holdings Ltd.	376,000	12,918
*	Esprit Holdings Ltd.	1,098,100	13,534
	Far East Consortium International Ltd.	489,043	49,000
	FSE Lifestyle Services Ltd.	50,000	37,227
	Giordano International Ltd.	560,000	106,198
	Glorious Sun Enterprises Ltd.	129,000	21,831
#*††	Gold Financial Holdings Ltd.	44,000	0
	Great Eagle Holdings Ltd.	54,693	102,362
*††	Greentech Technology International Ltd.	62,000	829
	G-Resources Group Ltd.	130,050	178,742
#	Guoco Group Ltd.	10,000	94,298
		Shares	Value»
HONG KONG — (Continued)
#	Guotai Junan International Holdings Ltd.	985,000	$802,856
	Hang Lung Group Ltd.	77,000	139,111
	Hang Lung Properties Ltd.	347,635	358,015
	Hang Seng Bank Ltd.	75,300	1,096,872
*	Hanison Construction Holdings Ltd.	9,806	310
	HKBN Ltd.	89,000	56,536
	HKT Trust & HKT Ltd.	250,000	393,644
	Hong Kong Ferry Holdings Co. Ltd.	92,000	56,101
	Hong Kong Technology Venture Co. Ltd.	182,794	38,012
Ω	Honma Golf Ltd.	11,500	5,139
	Hysan Development Co. Ltd.	122,000	242,762
	IGG, Inc.	298,000	156,069
Ω	Impro Precision Industries Ltd.	135,000	52,062
	Johnson Electric Holdings Ltd.	90,000	265,263
	K Wah International Holdings Ltd.	572,000	157,629
	Kerry Properties Ltd.	190,000	507,320
	KLN Logistics Group Ltd.	113,500	119,357
	Kowloon Development Co. Ltd.	200,932	81,834
	Liu Chong Hing Investment Ltd.	96,000	54,656
	Luk Fook Holdings International Ltd.	155,000	404,452
	Man Wah Holdings Ltd.	430,400	242,791
*	Melco International Development Ltd.	66,000	45,637
	MGM China Holdings Ltd.	158,000	333,577
*	Midland Holdings Ltd.	251,026	56,490
	Modern Dental Group Ltd.	116,000	64,154
*	NagaCorp Ltd.	353,140	186,003
*	New Focus Auto Tech Holdings Ltd.	1,520,000	10,460
#*	New World Development Co. Ltd.	463,000	379,144
*††	NewOcean Energy Holdings Ltd.	550,000	0
	Oriental Watch Holdings	186,476	80,369
	Paradise Entertainment Ltd.	48,000	6,028

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	PAX Global Technology Ltd.	252,000	$218,301
	PC Partner Group Ltd.	98,000	92,336
#	Perfect Medical Health Management Ltd.	183,000	38,229
	Pico Far East Holdings Ltd.	406,000	132,290
	Playmates Toys Ltd.	96,000	7,085
	Plover Bay Technologies Ltd.	80,000	67,542
	PRADA SpA	171,800	935,085
#	Sa Sa International Holdings Ltd.	410,000	32,288
Ω	Samsonite Group SA	568,200	1,158,962
	Sands China Ltd.	173,200	419,277
*	Shandong Hi-Speed Holdings Group Ltd.	450,000	1,003,341
*	Shun Tak Holdings Ltd.	264,000	22,220
	Singamas Container Holdings Ltd.	542,000	47,504
	Sino Land Co. Ltd.	567,822	654,528
*	Sinohope Technology Holdings Ltd.	55,500	33,123
*	SJM Holdings Ltd.	361,000	142,794
*	Soundwill Holdings Ltd.	11,500	9,047
	Sun Hung Kai Properties Ltd.	157,707	1,873,159
#	Swire Pacific Ltd. (19 HK), Class A	62,000	560,439
	Swire Pacific Ltd. (87 HK), Class B	87,500	137,467
	Swire Properties Ltd.	83,600	224,066
	Tai Hing Group Holdings Ltd.	93,000	11,229
	Techtronic Industries Co. Ltd.	268,000	3,204,650
*	Television Broadcasts Ltd.	145,800	77,434
*	Theme International Holdings Ltd.	2,610,000	279,318
	Town Health International Medical Group Ltd.	952,000	33,367
	Tradelink Electronic Commerce Ltd.	224,000	27,345
	Value Partners Group Ltd.	319,000	86,770
	Viva Goods Co. Ltd.	1,016,000	68,372
*	Vobile Group Ltd.	174,000	77,013
	VSTECS Holdings Ltd.	186,400	215,723
	VTech Holdings Ltd.	41,500	307,513
		Shares	Value»
HONG KONG — (Continued)
	Wharf Real Estate Investment Co. Ltd.	268,000	$850,850
	Wing Tai Properties Ltd.	18,000	3,874
	Wynn Macau Ltd.	52,000	43,098
#*	Yunfeng Financial Group Ltd.	28,000	12,893
TOTAL HONG KONG			36,549,118
IRELAND — (0.5%)
	AIB Group PLC	756,619	5,968,702
	Bank of Ireland Group PLC	414,757	5,561,879
	Cairn Homes PLC	358,413	889,564
	Dalata Hotel Group PLC	45,332	329,595
	FBD Holdings PLC (FBD ID)	14,225	226,747
	Glanbia PLC (GLB ID)	53,426	776,273
*Ω	Glenveagh Properties PLC	263,160	561,285
	Kerry Group PLC (KYGA ID), Class A	19,226	1,775,905
	Kingspan Group PLC (KSP ID)	44,267	3,673,802
*	Permanent TSB Group Holdings PLC	6,807	16,159
TOTAL IRELAND			19,779,911
ISRAEL — (0.9%)
*	AFI Properties Ltd.	6,091	368,627
	Africa Israel Residences Ltd.	1,764	142,118
*	Airport City Ltd.	15,757	280,947
*	Allot Ltd.	5,136	40,127
	Alony Hetz Properties & Investments Ltd.	22,779	237,451
	Altshuler Shaham Finance Ltd.	9,944	18,042
	Amos Luzon Development & Energy Group Ltd.	25,438	22,951
	Arad Ltd.	4,385	66,896
*	Argo Properties NV	2,122	69,348
*	Ashdod Refinery Ltd.	1,321	22,724
	Ashtrom Group Ltd.	11,089	231,090
	AudioCodes Ltd. (AUDC IT)	772	7,775
	AudioCodes Ltd. (AUDC US)	6,136	61,483
#	Aura Investments Ltd.	53,611	357,967
	Automatic Bank Services Ltd.	3,721	23,626

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Avgol Industries 1953 Ltd.	36,631	$16,022
	Ayalon Holdings Ltd.	1,303	22,253
	Azorim-Investment Development & Construction Co. Ltd.	17,797	115,136
	Bank Hapoalim BM	102,634	1,924,703
	Bank Leumi Le-Israel BM	157,351	2,910,801
*	Bet Shemesh Engines Holdings 1997 Ltd.	2,007	380,632
*	Big Shopping Centers Ltd.	1,759	335,034
	Blue Square Real Estate Ltd.	1,661	189,943
#*	Camtek Ltd.	1,965	190,168
	Carasso Motors Ltd.	14,778	174,375
	Clal Insurance Enterprises Holdings Ltd.	31,127	1,492,356
*	Compugen Ltd.	14,192	20,548
	Danel Adir Yeoshua Ltd.	2,260	309,764
	Danya Cebus Ltd.	2,199	80,223
	Delta Galil Ltd.	4,359	231,302
	Delta Israel Brands Ltd.	1,130	29,237
	Diplomat Holdings Ltd.	790	12,312
	Direct Finance of Direct Group 2006 Ltd.	128	19,917
*	Dor Alon Energy in Israel 1988 Ltd.	1,328	52,487
*	Doral Group Renewable Energy Resources Ltd.	55,139	260,934
	Duniec Brothers Ltd.	246	16,612
#	E&M Computing Ltd.	5,670	14,887
	Elbit Systems Ltd. (ESLT US)	1,786	833,544
	Electra Consumer Products 1970 Ltd.	4,431	175,830
#	Electra Ltd.	908	550,135
*	Electra Real Estate Ltd.	514	6,919
*	Ellomay Capital Ltd.	2,313	42,178
#	Energix-Renewable Energies Ltd.	72,572	282,692
*	Enlight Renewable Energy Ltd. (ENLT IT)	20,678	507,733
*	Enlight Renewable Energy Ltd. (ENLT US)	11,932	293,885
		Shares	Value»
ISRAEL — (Continued)
	First International Bank of Israel Ltd.	8,738	$606,920
	FMS Enterprises Migun Ltd.	1,725	73,976
	Formula Systems 1985 Ltd. (FORTY IT)	3,085	371,362
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	1,495	164,450
	Fox Wizel Ltd.	3,912	405,679
	Gav-Yam Lands Corp. Ltd.	7,912	88,305
*	Gilat Satellite Networks Ltd.	1,534	11,491
*	Hagag Group Real Estate Development	15,231	95,411
	Harel Insurance Investments & Financial Services Ltd.	27,993	843,870
	Hilan Ltd.	6,150	502,434
	Hiper Global Ltd.	5,670	31,386
	ICL Group Ltd.	40,955	255,146
	IDI Insurance Co. Ltd.	4,267	245,808
*	IES Holdings Ltd.	765	66,626
	Ilex Medical Ltd.	2,010	35,786
	Inrom Construction Industries Ltd.	21,432	124,955
	Israel Canada TR Ltd.	20,732	102,999
	Israel Discount Bank Ltd., Class A	70,244	671,781
	Israel Shipyards Industries Ltd.	1,109	42,118
*	Israir Group Ltd.	35,939	23,258
	Isras Investment Co. Ltd.	350	94,968
	Isrotel Ltd.	952	31,148
	Kamada Ltd. (KMDA IT)	4,386	32,721
	Kvutzat Acro Ltd.	7,152	104,006
	Land Development Nimrodi Group Ltd.	7,139	75,751
	Lapidoth Capital Ltd.	2,897	65,912
	M Yochananof & Sons Ltd.	2,246	207,164
	Magic Software Enterprises Ltd. (MGIC IT)	312	6,547
#	Magic Software Enterprises Ltd. (MGIC US)	20,236	419,088
*	Malam - Team Ltd.	1,445	48,795
	Matrix IT Ltd.	13,031	478,971

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Max Stock Ltd.	15,933	$84,854
	Maytronics Ltd.	9,928	12,795
	Mediterranean Towers Ltd.	19,996	72,250
	Mega Or Holdings Ltd.	6,187	290,278
	MENIF - Financial Services Ltd.	9,819	64,147
	Menora Mivtachim Holdings Ltd.	10,987	955,099
	Meshulam Levinstein Contracting & Engineering Ltd.	498	72,995
	Mivne Real Estate KD Ltd.	113,520	427,905
	Mivtach Shamir Holdings Ltd.	800	65,066
	Mizrahi Tefahot Bank Ltd.	11,132	687,666
	Nawi Group Ltd.	2,062	36,022
*	Nayax Ltd.	808	35,628
	Neto Malinda Trading Ltd.	2,138	89,494
	Next Vision Stabilized Systems Ltd.	16,681	683,696
#*,*	Nexxen International Ltd.	5,894	60,803
*	Nice Ltd. (NICE IT)	528	82,427
#*	Nice Ltd. (NICE US), Sponsored ADR	4,410	688,180
	Novolog Ltd.	129,670	53,009
	Oil Refineries Ltd.	888,081	232,323
	One Software Technologies Ltd.	16,381	423,227
*	OY Nofar Energy Ltd.	2,907	87,035
	Palram Industries 1990 Ltd.	5,815	126,729
	Partner Communications Co. Ltd.	65,428	602,559
	Paz Retail & Energy Ltd.	6,409	1,185,111
*	Perion Network Ltd.	13,706	148,608
	Phoenix Financial Ltd.	78,881	2,687,719
	Plasson Industries Ltd.	847	50,989
	Polyram Plastic Industries Ltd.	14,681	47,582
	Prashkovsky Investments & Construction Ltd.	1,245	47,739
*	Priortech Ltd.	1,051	59,661
	Qualitau Ltd.	1,588	199,495
		Shares	Value»
ISRAEL — (Continued)
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,808	$355,186
*	Rani Zim Shopping Centers Ltd.	20,347	30,164
#*	Rapac Communication & Infrastructure Ltd.	1,869	27,482
	Retailors Ltd.	5,772	120,084
	Sano-Brunos Enterprises Ltd.	805	84,092
*	Scope Metals Group Ltd.	3,137	140,020
*	Shikun & Binui Soltec Renewable Energy	40,195	37,052
	Shufersal Ltd.	60,356	729,691
	Summit Real Estate Holdings Ltd.	14,714	279,292
	Tadiran Group Ltd.	1,128	59,914
*	TAT Technologies Ltd.	916	32,983
	Telsys Ltd.	818	51,442
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	37,384	585,842
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	59,061	912,492
	Tiv Taam Holdings 1 Ltd.	6,800	16,460
	Turpaz Industries Ltd.	5,911	89,443
#*	Veridis Environment Ltd.	4,021	27,969
	Victory Supermarket Chain Ltd.	2,615	38,399
#	Villar International Ltd.	378	21,095
	YD More Investments Ltd.	9,397	96,790
	YH Dimri Construction & Development Ltd.	2,970	322,569
TOTAL ISRAEL			34,192,118
ITALY — (2.7%)
	A2A SpA	297,126	724,022
*	Abitare In SpA	2,232	7,536
	ACEA SpA	27,501	610,310
	Amplifon SpA	54,497	917,397
	Ariston Holding NV	28,539	148,575
	Arnoldo Mondadori Editore SpA	81,401	187,394
	Ascopiave SpA	41,478	143,270
	Avio SpA	3,269	111,713
	Azimut Holding SpA	69,440	2,360,438
	B&C Speakers SpA	956	17,919

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Banca Generali SpA	29,500	$1,647,642
	Banca IFIS SpA	10,903	301,954
	Banca Mediolanum SpA	99,397	1,753,242
*Ω	Banca Sistema SpA	11,045	23,678
	Banco BPM SpA	124,140	1,583,176
#	BasicNet SpA	14,461	117,522
*Ω	BFF Bank SpA	86,415	1,025,935
#	Biesse SpA	4,084	33,293
	BPER Banca SpA	452,881	4,456,583
	Brunello Cucinelli SpA	14,615	1,638,966
*	Cairo Communication SpA	29,772	92,564
Ω	Carel Industries SpA	7,220	196,129
	Cembre SpA	670	45,531
*	CIR SpA-Compagnie Industriali	136,243	104,987
	Comer Industries SpA	320	11,927
	Credito Emiliano SpA	22,111	335,169
	Datalogic SpA	6,610	35,678
#	Davide Campari-Milano NV	72,461	499,099
	De' Longhi SpA	4,280	140,377
	Emak SpA	20,039	19,913
Ω	Enav SpA	41,833	183,523
	Enel SpA	630,087	5,556,286
	ERG SpA	18,489	400,554
#	Esprinet SpA	19,730	93,736
	Ferrari NV (RACE IM)	8,345	3,659,606
#	Ferrari NV (RACE US)	11,040	4,895,026
#	Ferretti SpA	27,158	81,935
	Fila SpA	7,599	74,909
	FinecoBank Banca Fineco SpA	345,969	7,367,069
	FNM SpA	22,102	10,290
#	Garofalo Health Care SpA	4,444	25,421
	Gefran SpA	856	10,232
	GPI SpA	2,000	35,477
	Hera SpA	510,606	2,184,862
#	IMMSI SpA	75,654	43,678
	Intercos SpA	8,316	111,245
	Interpump Group SpA	12,616	517,612
	Intesa Sanpaolo SpA	1,637,328	9,865,324
	Iren SpA	103,840	297,363
	Italgas SpA	286,718	2,379,004
#	Italian Sea Group SpA	2,613	16,325
	Italmobiliare SpA	4,148	133,565
	Iveco Group NV	78,399	1,620,494
	Leonardo SpA	48,967	2,639,474
	Lottomatica Group SpA	31,573	851,046
	LU-VE SpA	1,230	45,496
	Maire SpA	82,336	1,143,687
#	MARR SpA	11,918	139,606
		Shares	Value»
ITALY — (Continued)
#	Mediobanca Banca di Credito Finanziario SpA	184,020	$4,051,449
	MFE-MediaForEurope NV (MFEA IM), Class A	98,634	312,591
	MFE-MediaForEurope NV (MFEB IM), Class B	13,189	59,270
	Moncler SpA	109,297	5,829,091
Ω	Nexi SpA	131,330	749,925
Ω	OVS SpA	100,260	415,043
	Pharmanutra SpA	1,644	86,081
#	Piaggio & C SpA	34,873	75,281
	Prysmian SpA	49,707	3,969,771
	Recordati Industria Chimica e Farmaceutica SpA	30,527	1,750,836
	Reply SpA	9,757	1,528,276
*	Revo SpA	3,451	60,845
	Rizzoli Corriere Della Sera Mediagroup SpA	61,164	71,498
#*	Safilo Group SpA	87,662	108,788
	Saipem SpA	1,135,846	3,036,150
#*	Salvatore Ferragamo SpA	10,503	59,398
#	Sanlorenzo SpA	6,170	207,948
	Sesa SpA	4,115	309,867
	Snam SpA	321,461	1,862,951
#	Sogefi SpA	10,917	34,022
	SOL SpA	17,027	908,537
	Stellantis NV (STLA US)	97,814	869,566
#	Stellantis NV (STLA UX)	254,238	2,260,176
	Tamburi Investment Partners SpA	47,120	414,942
Ω	Technogym SpA	54,150	835,494
#*	Telecom Italia SpA (TIT IM)	4,531,349	2,082,302
*	Telecom Italia SpA (TITR IM)	2,056,553	1,059,077
	Tenaris SA (TEN IM)	47,641	832,058
	Tenaris SA (TS US), ADR	26,146	913,541
	Terna - Rete Elettrica Nazionale	79,454	768,793
#	Tinexta SpA	4,730	78,102
	TXT e-solutions SpA	4,111	157,854
	UniCredit SpA	84,547	6,220,441
	Unipol Assicurazioni SpA	161,525	3,239,813
	Webuild SpA	155,398	699,392
#	Zignago Vetro SpA	1,524	13,630
TOTAL ITALY			109,607,583

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (18.2%)
#	&Do Holdings Co. Ltd.	2,700	$19,448
#	A&D HOLON Holdings Co. Ltd.	8,800	116,948
	AB & Company Co. Ltd.	3,400	21,603
	ABC-Mart, Inc.	25,000	467,834
*	Access Co. Ltd.	4,000	18,853
	Achilles Corp.	6,500	47,713
	Acom Co. Ltd.	98,800	285,722
	AD Works Group Co. Ltd.	19,300	45,157
#	Adastria Co. Ltd.	11,900	236,327
	ADEKA Corp.	42,500	838,750
	Ad-sol Nissin Corp.	7,800	69,317
	Advan Group Co. Ltd.	8,700	49,981
	Advanced Media, Inc.	3,000	23,609
	Advantest Corp.	127,000	8,445,385
*	Adventure, Inc.	700	15,450
#	Aeon Co. Ltd.	105,354	3,365,305
	Aeon Fantasy Co. Ltd.	2,500	59,440
	AEON Financial Service Co. Ltd.	29,600	266,179
	Aeon Hokkaido Corp.	15,400	91,522
#	Aeon Kyushu Co. Ltd.	1,900	37,877
	Ai Holdings Corp.	9,300	148,855
	Aica Kogyo Co. Ltd.	20,600	507,229
	Aichi Corp.	13,000	110,900
#	Aichi Steel Corp.	32,800	499,213
	Aichi Tokei Denki Co. Ltd.	2,000	31,731
	Aida Engineering Ltd.	18,400	111,088
	Ain Holdings, Inc.	13,800	531,159
	Aiphone Co. Ltd.	3,600	67,783
	Air Water, Inc.	43,100	636,703
#	Airman Corp.	9,300	126,680
#	Airtech Japan Ltd.	2,700	19,466
	Airtrip Corp.	4,100	24,800
	Aisan Industry Co. Ltd.	14,500	160,303
	AIT Corp.	8,400	104,025
	Ajis Co. Ltd.	2,400	47,512
	Akatsuki Corp.	10,000	35,004
	Akatsuki, Inc.	3,500	69,060
#*	Akebono Brake Industry Co. Ltd.	30,700	21,468
	Akita Bank Ltd.	4,200	91,071
	Albis Co. Ltd.	3,200	70,426
	Alconix Corp.	1,300	18,188
	Alfresa Holdings Corp.	79,900	1,159,828
#	Alinco, Inc.	5,700	39,370
	Alleanza Holdings Co. Ltd.	5,900	41,296
	Alpen Co. Ltd.	6,900	110,182
	Alpha Systems, Inc.	3,400	80,662
	Alps Alpine Co. Ltd.	51,316	543,657
		Shares	Value»
JAPAN — (Continued)
	ALSOK Co. Ltd.	129,000	$898,562
	Altech Corp.	13,900	252,648
	Amada Co. Ltd.	114,800	1,294,476
	Amano Corp.	22,200	619,463
#	Amiyaki Tei Co. Ltd.	4,800	48,447
#	Amuse, Inc.	1,300	14,059
	Amvis Holdings, Inc.	13,500	46,131
#	Anabuki Kosan, Inc.	2,300	30,566
	Anest Iwata Corp.	17,000	176,717
	Anicom Holdings, Inc.	13,071	67,498
	Anrakutei Co. Ltd.	400	19,477
	Anycolor, Inc.	7,500	233,721
	Aoyama Trading Co. Ltd.	8,900	135,008
	Aoyama Zaisan Networks Co. Ltd.	15,000	179,663
	Arakawa Chemical Industries Ltd.	9,100	67,938
	Arata Corp.	12,400	264,409
#	ARCLANDS Corp.	7,819	90,280
	Arcs Co. Ltd.	15,523	312,348
	ARE Holdings, Inc.	41,100	484,465
	Arealink Co. Ltd.	10,800	181,405
	Argo Graphics, Inc.	6,100	213,287
	Artience Co. Ltd.	22,000	465,874
#	Artnature, Inc.	4,600	24,428
#	Artner Co. Ltd.	4,500	56,225
	As One Corp.	30,800	484,014
	Asahi Co. Ltd.	6,200	55,184
	Asahi Diamond Industrial Co. Ltd.	14,700	72,570
	Asahi Group Holdings Ltd.	126,397	1,603,482
	Asahi Kasei Corp.	436,900	3,039,843
	Asahi Kogyosha Co. Ltd.	11,200	190,073
	Asahi Net, Inc.	11,600	52,541
	Asahi Yukizai Corp.	9,500	271,993
	Asanuma Corp.	25,000	132,429
	Asics Corp.	149,600	3,516,989
	ASKA Pharmaceutical Holdings Co. Ltd.	3,600	58,816
	ASKUL Corp.	18,700	186,772
	Astellas Pharma, Inc.	374,700	3,885,122
	Astena Holdings Co. Ltd.	14,100	45,948
	Atrae, Inc.	4,800	24,371
#	Aucnet, Inc.	12,800	142,940
	Autobacs Seven Co. Ltd.	30,200	294,634
	Aval Data Corp.	1,300	19,823
	Avant Group Corp.	8,900	89,114
	Avex, Inc.	4,000	33,842
	Axial Retailing, Inc.	16,800	127,133
	Azbil Corp.	157,200	1,468,940
#	AZ-COM MARUWA Holdings, Inc.	17,500	134,996
	AZOOM Co. Ltd.	900	50,160

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bandai Namco Holdings, Inc.	107,900	$3,489,153
	Bando Chemical Industries Ltd.	8,500	101,200
#*	Bank of Innovation, Inc.	900	70,762
	Bank of Saga Ltd.	3,300	59,780
	Base Co. Ltd.	4,900	113,775
*	baudroie, Inc.	600	11,369
	BayCurrent, Inc.	43,600	2,503,514
	Beauty Garage, Inc.	3,800	42,858
	Belc Co. Ltd.	4,700	224,851
	Bell System24 Holdings, Inc.	19,100	171,666
	Belluna Co. Ltd.	13,273	84,237
#	Bewith, Inc.	2,200	21,788
	Bic Camera, Inc.	34,600	361,270
	BIPROGY, Inc.	39,200	1,580,744
	B-Lot Co. Ltd.	2,000	19,429
	BML, Inc.	6,708	155,782
	Bookoff Group Holdings Ltd.	2,900	27,503
	Br Holdings Corp.	8,900	20,482
#	BrainPad, Inc.	7,200	63,940
	BRONCO BILLY Co. Ltd.	600	16,102
	Brother Industries Ltd.	44,600	758,907
#	Buffalo, Inc.	1,700	26,798
	Bunka Shutter Co. Ltd.	27,200	460,387
#	Business Brain Showa-Ota, Inc.	5,400	98,261
	Business Engineering Corp.	2,400	81,271
	C Uyemura & Co. Ltd.	5,000	320,243
	CAC Holdings Corp.	5,100	68,703
	Canon Electronics, Inc.	3,300	55,756
	Canon Marketing Japan, Inc.	17,700	639,470
	Canon, Inc. (7751 JP)	53,600	1,522,382
	Canon, Inc. (CAJ US), Sponsored ADR	12,866	366,552
	Capcom Co. Ltd.	77,200	1,965,183
	Career Design Center Co. Ltd.	1,900	24,596
	Careerlink Co. Ltd.	4,900	72,950
#	Carenet, Inc.	13,100	66,496
	Carlit Co. Ltd.	10,600	91,221
	Casio Computer Co. Ltd.	42,700	338,285
	Cawachi Ltd.	6,000	109,700
	CDS Co. Ltd.	1,300	15,048
	Celsys, Inc.	16,700	182,644
	Central Automotive Products Ltd.	19,500	248,989
		Shares	Value»
JAPAN — (Continued)
	Central Japan Railway Co.	45,275	$1,055,459
	Central Security Patrols Co. Ltd.	3,900	61,407
#	Central Sports Co. Ltd.	1,100	18,298
#	Ceres, Inc.	3,300	52,210
#	Change Holdings, Inc.	33,200	253,975
	Charm Care Corp. KK	7,900	69,236
	Chiba Bank Ltd.	32,700	304,787
#	Chikaranomoto Holdings Co. Ltd.	1,800	17,113
	Chino Corp.	3,100	49,203
#	Chiyoda Co. Ltd.	5,400	43,123
	Chiyoda Integre Co. Ltd.	2,700	55,057
	Chofu Seisakusho Co. Ltd.	5,400	71,554
	Chori Co. Ltd.	1,600	40,470
	Chudenko Corp.	14,100	342,196
	Chugai Pharmaceutical Co. Ltd.	108,800	5,215,538
	Chugai Ro Co. Ltd.	1,900	46,001
	Chugoku Marine Paints Ltd.	23,700	486,806
	CKD Corp.	11,200	199,956
	CK-San-Etsu Co. Ltd.	2,300	60,167
	Cleanup Corp.	13,500	64,744
	Coca-Cola Bottlers Japan Holdings, Inc.	33,300	509,169
	COLOPL, Inc.	23,200	80,400
	Computer Engineering & Consulting Ltd.	5,000	73,993
#	Computer Institute of Japan Ltd.	16,560	54,224
	COMSYS Holdings Corp.	37,521	860,163
	Comture Corp.	10,400	120,673
	Concordia Financial Group Ltd.	111,700	740,708
	Copro-Holdings Co. Ltd.	900	12,812
	Core Corp.	2,600	33,156
	Corona Corp.	6,600	41,333
	Cosel Co. Ltd.	13,300	102,796
#	Cosmos Initia Co. Ltd.	4,300	40,479
	Cosmos Pharmaceutical Corp.	21,800	1,354,247
#	Cota Co. Ltd.	6,189	58,256
	Create SD Holdings Co. Ltd.	10,847	247,348

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Creek & River Co. Ltd.	9,000	$89,154
	Cresco Ltd.	14,200	161,127
#	Cross Cat Co. Ltd.	1,300	9,410
	CrowdWorks, Inc.	2,100	15,498
	CTI Engineering Co. Ltd.	13,400	268,535
#	CTS Co. Ltd.	8,700	50,375
*	CUC, Inc.	3,200	24,624
	Curves Holdings Co. Ltd.	17,900	88,404
	CyberAgent, Inc.	154,754	1,549,914
	Cybozu, Inc.	11,300	297,995
	Dai Nippon Printing Co. Ltd.	40,800	628,298
	Dai Nippon Toryo Co. Ltd.	14,600	120,107
	Dai-Dan Co. Ltd.	13,300	404,461
	Daido Steel Co. Ltd.	59,500	458,176
	Daifuku Co. Ltd.	75,400	1,908,841
#	Daihatsu Infinearth Mfg Co. Ltd.	9,500	165,706
	Daihen Corp.	3,600	169,985
	Daiho Corp.	13,000	71,740
	Dai-Ichi Cutter Kogyo KK	3,000	26,634
	Daiichi Jitsugyo Co. Ltd.	10,200	172,574
	Daiichi Kensetsu Corp.	2,300	47,055
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	12,400	56,251
	Dai-ichi Life Holdings, Inc.	502,000	3,971,916
	Daiichi Sankyo Co. Ltd.	150,400	3,689,601
	Daiki Aluminium Industry Co. Ltd.	15,300	105,728
	Daikin Industries Ltd.	22,200	2,729,618
	Daikokutenbussan Co. Ltd.	2,800	132,998
	Daikyonishikawa Corp.	9,400	44,374
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,850	153,881
	Daiseki Co. Ltd.	10,780	250,968
	Daisue Construction Co. Ltd.	4,800	74,239
	Daisyo Corp.	1,400	11,003
	Daito Trust Construction Co. Ltd.	19,200	1,965,651
	Daitron Co. Ltd.	1,900	46,314
		Shares	Value»
JAPAN — (Continued)
	Daiwa House Industry Co. Ltd.	117,300	$3,878,045
	Daiwa Industries Ltd.	13,400	148,951
	Daiwa Securities Group, Inc.	124,300	865,358
	Daiwabo Holdings Co. Ltd.	30,300	557,205
	DCM Holdings Co. Ltd.	40,100	381,237
#*	DD GROUP Co. Ltd.	3,500	39,100
	Dear Life Co. Ltd.	22,000	186,345
#*	Demae-Can Co. Ltd.	10,300	12,089
	DeNA Co. Ltd.	1,400	21,818
#	Densan System Holdings Co. Ltd.	2,400	41,402
	Denso Corp.	100,500	1,363,526
	Dentsu Group, Inc.	46,500	917,008
	Dentsu Soken, Inc.	11,000	483,154
#	Denyo Co. Ltd.	8,200	162,659
	DIC Corp.	41,800	825,073
	Digital Arts, Inc.	4,500	237,894
#	Digital Hearts Holdings Co. Ltd.	10,800	68,608
#	Digital Holdings, Inc.	4,300	34,809
	Digital Information Technologies Corp.	1,800	30,508
#	Dip Corp.	22,200	359,341
	Disco Corp.	10,600	3,132,581
	DKK Co. Ltd.	2,600	37,516
	DKS Co. Ltd.	4,000	136,854
	DMG Mori Co. Ltd.	74,600	1,723,799
	DMS, Inc.	1,100	21,708
	DMW Corp.	300	9,258
	Doshisha Co. Ltd.	10,300	171,813
	Double Standard, Inc.	1,000	10,524
	Dowa Holdings Co. Ltd.	24,100	787,039
	DTS Corp.	18,500	613,792
	Duskin Co. Ltd.	17,500	462,019
#	DyDo Group Holdings, Inc.	6,600	116,557
	Eagle Industry Co. Ltd.	5,500	87,951
	Earth Corp.	2,100	67,857
#	EAT&HOLDINGS Co. Ltd.	3,100	42,949
	Ebara Corp.	154,200	2,815,820
	Ebara Foods Industry, Inc.	1,900	31,897
	Ebara Jitsugyo Co. Ltd.	4,200	108,598
	Ebase Co. Ltd.	9,600	32,215
#	Eco's Co. Ltd.	4,400	71,998
	EDION Corp.	34,000	452,093
	eGuarantee, Inc.	13,400	132,658
	Eisai Co. Ltd.	26,100	731,984
	Eizo Corp.	14,600	207,731
	EJ Holdings, Inc.	5,000	59,392

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Elan Corp.	2,900	$16,380
	Elecom Co. Ltd.	15,300	197,891
#	EM Systems Co. Ltd.	13,800	70,022
	en Japan, Inc.	21,900	254,257
	Endo Lighting Corp.	4,900	77,432
#	Envipro Holdings, Inc.	3,000	9,979
#	eRex Co. Ltd.	12,500	61,773
	ERI Holdings Co. Ltd.	1,200	24,371
	ES-Con Japan Ltd.	13,100	84,313
	Eslead Corp.	4,000	123,248
	EXEO Group, Inc.	85,900	1,128,304
	Ezaki Glico Co. Ltd.	10,300	318,046
	F&M Co. Ltd.	3,000	54,423
	FaithNetwork Co. Ltd.	1,400	21,477
	FALCO HOLDINGS Co. Ltd.	2,800	44,494
	FANUC Corp.	52,600	1,464,224
	Fast Fitness Japan, Inc.	1,400	14,133
	Fast Retailing Co. Ltd.	33,900	10,340,507
*	FDK Corp.	1,200	3,184
	Ferrotec Corp.	19,600	470,095
#	FFRI Security, Inc.	1,800	73,524
	Fibergate, Inc.	6,000	28,002
#	FIDEA Holdings Co. Ltd.	6,500	65,544
	Financial Partners Group Co. Ltd.	31,900	512,176
#	FINDEX, Inc.	6,900	35,015
	Fixstars Corp.	10,300	138,587
	FJ Next Holdings Co. Ltd.	8,800	70,875
	Focus Systems Corp.	3,300	31,308
	Forum Engineering, Inc.	5,200	41,963
#	Forval Corp.	2,800	27,715
	FP Corp.	25,700	458,155
	France Bed Holdings Co. Ltd.	12,845	110,193
	Freebit Co. Ltd.	2,300	22,924
	Fudo Tetra Corp.	3,500	54,729
#	Fuji Co. Ltd.	7,100	95,530
	Fuji Corp. (6134 JP)	18,500	347,171
	Fuji Corp. Ltd.	12,600	57,778
	Fuji Electric Co. Ltd.	22,190	1,103,246
	Fuji Kosan Co. Ltd.	2,900	23,566
	Fuji Media Holdings, Inc.	16,281	383,800
#	Fuji Oil Co. Ltd.	21,900	48,436
	Fuji Pharma Co. Ltd.	3,600	33,249
	Fuji Seal International, Inc.	20,400	374,783
#	Fujikura Kasei Co. Ltd.	16,600	61,886
	Fujikura Ltd.	43,100	2,925,733
	Fujimi, Inc.	19,500	290,777
		Shares	Value»
JAPAN — (Continued)
#	Fujio Food Group, Inc.	3,000	$22,497
	Fujishoji Co. Ltd.	2,500	17,524
	Fujitsu Ltd.	171,000	3,725,050
	Fujiya Co. Ltd.	3,400	55,678
	Fukuda Corp.	3,400	119,912
	Fukuda Denshi Co. Ltd.	6,100	283,909
	Fukui Bank Ltd.	4,938	62,040
	Fukui Computer Holdings, Inc.	5,000	100,978
	FULLCAST Holdings Co. Ltd.	13,700	151,111
	Fumakilla Ltd.	1,700	12,486
	Funai Soken Holdings, Inc.	21,750	342,349
	Furukawa Co. Ltd.	21,000	334,067
	Furukawa Electric Co. Ltd.	17,500	1,057,030
	Furuno Electric Co. Ltd.	3,300	95,183
	Furyu Corp.	10,100	70,440
	Fuso Chemical Co. Ltd.	9,400	266,345
	Futaba Industrial Co. Ltd.	20,200	108,610
	Future Corp.	20,500	320,403
	Fuyo General Lease Co. Ltd.	37,800	1,021,075
	G-7 Holdings, Inc.	11,500	99,679
#*	GA Technologies Co. Ltd.	8,400	111,800
	Gakken Holdings Co. Ltd.	9,800	62,210
	Gakkyusha Co. Ltd.	3,400	52,650
	Gakujo Co. Ltd.	6,300	77,603
	Galilei Co. Ltd.	7,800	171,098
	Gecoss Corp.	7,500	64,650
*	Geniee, Inc.	1,500	15,066
#	Genki Global Dining Concepts Corp.	5,200	119,517
	Genky DrugStores Co. Ltd.	8,600	253,919
	Geo Holdings Corp.	6,300	68,490
	Gift Holdings, Inc.	2,000	46,057
	giftee, Inc.	11,100	103,004
#	Giken Ltd.	3,200	30,544
	Global Link Management KK	1,000	14,638
	GLOBERIDE, Inc.	6,700	100,250
	Glory Ltd.	22,100	568,278
	GLtechno Holdings, Inc.	1,630	32,654
#	GMO Financial Gate, Inc.	1,600	50,935
#	GMO Financial Holdings, Inc.	20,500	113,464

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	GMO internet group, Inc.	43,962	$1,126,190
	GMO Payment Gateway, Inc.	22,200	1,237,268
*	Gokurakuyu Holdings Co. Ltd.	5,600	18,027
#	Goldcrest Co. Ltd.	7,500	164,116
	Goldwin, Inc.	13,900	715,721
#	Gourmet Kineya Co. Ltd.	1,500	9,707
	Grandy House Corp.	7,300	26,567
	GREE Holdings, Inc.	32,600	106,582
	grems, Inc.	5,400	89,910
	GS Yuasa Corp.	17,100	306,881
	GSI Creos Corp.	3,600	50,530
	G-Tekt Corp.	5,500	67,774
#	Gun-Ei Chemical Industry Co. Ltd.	2,100	40,037
	GungHo Online Entertainment, Inc.	5,700	109,120
	Gunma Bank Ltd.	37,900	354,893
	H.U. Group Holdings, Inc.	7,800	167,600
	H2O Retailing Corp.	27,160	358,893
	Hagihara Industries, Inc.	6,700	69,903
	Hagiwara Electric Holdings Co. Ltd.	5,400	122,999
#	Hakudo Co. Ltd.	1,400	22,492
	Hakuhodo DY Holdings, Inc.	90,900	715,332
	Halows Co. Ltd.	4,400	144,465
	Hamamatsu Photonics KK	71,800	876,326
	Hamee Corp.	1,300	10,921
	Handsman Co. Ltd.	300	1,594
	Hankyu Hanshin Holdings, Inc.	29,400	766,212
	Hanwa Co. Ltd.	24,300	978,912
	Happinet Corp.	11,900	447,178
	Hard Off Corp. Co. Ltd.	4,300	49,673
#	Harima Chemicals Group, Inc.	7,600	42,448
	Haseko Corp.	99,000	1,472,806
	Hashimoto Sogyo Holdings Co. Ltd.	4,800	40,799
	Hazama Ando Corp.	59,100	626,713
	Heiwa Real Estate Co. Ltd.	15,000	219,615
	Heiwado Co. Ltd.	11,700	225,750
#	Hennge KK	4,600	50,725
#	Hibino Corp.	900	14,041
#	Hibiya Engineering Ltd.	8,700	236,726
	Hikari Tsushin, Inc.	2,700	725,918
	Himacs Ltd.	2,480	19,752
	Hioki EE Corp.	4,700	173,588
		Shares	Value»
JAPAN — (Continued)
	Hirakawa Hewtech Corp.	4,935	$53,385
#	Hirano Tecseed Co. Ltd.	4,200	43,332
	Hirata Corp.	12,000	169,707
	Hirose Electric Co. Ltd.	4,925	618,408
	Hirose Tusyo, Inc.	1,400	38,510
#	Hiroshima Gas Co. Ltd.	26,300	63,462
#	HIS Co. Ltd.	34,500	324,846
	Hisaka Works Ltd.	8,100	78,134
#	Hisamitsu Pharmaceutical Co., Inc.	7,224	194,470
	Hitachi Construction Machinery Co. Ltd.	45,900	1,329,356
	Hitachi Ltd. (6501 JP)	585,300	17,910,557
	Hochiki Corp.	4,700	98,559
#	Hodogaya Chemical Co. Ltd.	7,000	69,744
#	Hokkaido Coca-Cola Bottling Co. Ltd.	2,200	50,041
	Hokkaido Gas Co. Ltd.	31,800	128,200
	Hokkan Holdings Ltd.	2,300	30,498
	Hokko Chemical Industry Co. Ltd.	10,800	106,736
#	Hokuetsu Corp.	31,300	210,627
	Hokuriku Electrical Construction Co. Ltd.	7,319	65,400
	Honda Motor Co. Ltd. (7267 JP)	319,900	3,311,894
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	25,574	798,932
	H-One Co. Ltd.	6,200	57,928
	Honeys Holdings Co. Ltd.	4,300	42,184
	Hoosiers Holdings Co. Ltd.	13,800	123,517
	Horiba Ltd.	18,100	1,331,132
	Hoshizaki Corp.	23,500	804,705
	Hosiden Corp.	9,200	143,023
	Hosokawa Micron Corp.	5,000	178,546
#	Hotland Holdings Co. Ltd.	5,300	69,909
	House Foods Group, Inc.	11,703	216,418
#	Hulic Co. Ltd.	153,600	1,464,991
	IBJ, Inc.	7,000	40,102
	Ichigo, Inc.	22,800	60,362
	Ichiken Co. Ltd.	1,600	33,109
	Ichikoh Industries Ltd.	7,500	18,942

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ichinen Holdings Co. Ltd.	9,700	$110,496
	Icom, Inc.	1,700	32,649
	ID Holdings Corp.	5,199	87,295
	Idec Corp.	10,200	153,761
	IDOM, Inc.	33,000	213,158
	IHI Corp.	16,000	1,781,708
	Iida Group Holdings Co. Ltd.	42,320	593,573
#	IKK Holdings, Inc.	4,500	23,656
#	I'll, Inc.	3,300	61,309
#	i-mobile Co. Ltd.	24,300	99,272
	Imuraya Group Co. Ltd.	1,900	31,095
	Inaba Denki Sangyo Co. Ltd.	18,400	482,530
#	Inaba Seisakusho Co. Ltd.	4,300	50,833
	Inabata & Co. Ltd.	5,800	125,840
	Ines Corp.	8,300	97,028
#	I-Net Corp.	3,900	51,038
	Infomart Corp.	83,100	228,029
	INFRONEER Holdings, Inc.	62,080	524,642
	Innotech Corp.	3,900	38,119
	Insource Co. Ltd.	14,400	86,915
	Intage Holdings, Inc.	1,300	16,814
	Intelligent Wave, Inc.	3,200	22,689
	Internet Initiative Japan, Inc.	41,200	758,760
#	Inui Global Logistics Co. Ltd.	4,700	39,225
#	IPS, Inc.	3,300	60,173
	ISB Corp.	4,700	46,799
#	Ise Chemicals Corp.	900	162,812
	Iseki & Co. Ltd.	6,000	55,709
	Isetan Mitsukoshi Holdings Ltd.	28,500	402,776
#	Ishihara Chemical Co. Ltd.	3,900	51,015
	Ishihara Sangyo Kaisha Ltd.	4,100	59,241
#	Istyle, Inc.	38,700	146,556
	Isuzu Motors Ltd.	290,000	3,716,643
	Itfor, Inc.	15,000	151,032
#	ITmedia, Inc.	6,200	67,934
	Ito En Ltd.	23,291	505,851
	Itochu Enex Co. Ltd.	40,000	537,037
	Itochu-Shokuhin Co. Ltd.	3,000	201,449
	Itoki Corp.	17,500	267,828
#	Iwaki Co. Ltd.	4,300	75,057
	Izumi Co. Ltd.	8,500	178,939
	J Front Retailing Co. Ltd.	62,700	845,181
	JAC Recruitment Co. Ltd.	42,000	293,943
*	Jade Group, Inc.	2,200	20,142
		Shares	Value»
JAPAN — (Continued)
#	JAFCO Group Co. Ltd.	31,200	$512,695
	Japan Airport Terminal Co. Ltd.	17,200	522,358
#	Japan Cash Machine Co. Ltd.	6,000	37,772
#*	Japan Communications, Inc.	51,700	54,966
#	Japan Electronic Materials Corp.	1,700	27,258
	Japan Elevator Service Holdings Co. Ltd.	23,600	630,014
	Japan Exchange Group, Inc.	108,700	1,062,257
#	Japan Foundation Engineering Co. Ltd.	7,800	35,942
	Japan Investment Adviser Co. Ltd.	6,300	76,680
	Japan Lifeline Co. Ltd.	22,900	218,802
	Japan Material Co. Ltd.	23,100	210,540
	Japan Medical Dynamic Marketing, Inc.	8,100	28,156
	Japan Post Bank Co. Ltd.	143,900	1,606,110
	Japan Post Insurance Co. Ltd.	50,600	1,295,593
#	Japan Property Management Center Co. Ltd.	9,500	73,706
	Japan Pulp & Paper Co. Ltd.	23,000	99,754
#	Japan Pure Chemical Co. Ltd.	1,300	26,947
	Japan Securities Finance Co. Ltd.	16,300	197,268
	Japan Steel Works Ltd.	7,800	481,085
#	Japan System Techniques Co. Ltd.	6,800	83,941
	Japan Wool Textile Co. Ltd.	18,100	167,170
	JBCC Holdings, Inc.	18,400	158,137
	JCU Corp.	12,900	303,425
	JDC Corp.	12,200	37,795
	Jeol Ltd.	18,600	532,132
	JFE Systems, Inc.	5,600	74,028
	JGC Holdings Corp.	83,600	747,422
	Jichodo Co. Ltd.	300	19,103
	JINS Holdings, Inc.	4,600	243,899
	JINUSHI Co. Ltd.	7,600	119,283

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	JK Holdings Co. Ltd.	5,600	$44,905
	J-Lease Co. Ltd.	2,200	20,974
#	JM Holdings Co. Ltd.	6,100	116,503
	Joshin Denki Co. Ltd.	7,400	120,782
	Joyful Honda Co. Ltd.	9,600	132,495
	JP-Holdings, Inc.	12,800	45,873
	JSP Corp.	4,400	55,273
	JTEKT Corp.	38,200	330,119
*	Juki Corp.	10,400	27,510
	Justsystems Corp.	13,300	334,935
	JVCKenwood Corp.	83,620	661,260
	Kadokawa Corp.	21,303	517,387
	Kaga Electronics Co. Ltd.	20,800	399,244
	Kagome Co. Ltd.	2,900	55,416
	Kajima Corp.	65,701	1,645,865
	Kakaku.com, Inc.	54,000	917,810
	Kaken Pharmaceutical Co. Ltd.	4,700	122,478
#	Kamakura Shinsho Ltd.	12,400	45,565
	Kamigumi Co. Ltd.	18,600	522,724
#	Kanaden Corp.	10,000	125,128
	Kanadevia Corp.	69,600	469,740
	Kanamic Network Co. Ltd.	5,500	16,029
	Kanamoto Co. Ltd.	13,600	305,022
	Kandenko Co. Ltd.	47,700	1,129,966
	Kaneka Corp.	11,800	334,019
	Kaneko Seeds Co. Ltd.	1,500	13,675
	Kanematsu Corp.	41,200	774,071
#	Kanemi Co. Ltd.	1,000	21,722
	Kanro, Inc.	4,800	59,957
	Kansai Paint Co. Ltd.	69,200	979,865
	Kanto Denka Kogyo Co. Ltd.	6,690	37,808
#	Kappa Create Co. Ltd.	2,600	26,093
	Katakura Industries Co. Ltd.	6,900	119,553
	Katitas Co. Ltd.	32,100	538,260
	Kato Sangyo Co. Ltd.	13,900	527,606
	Kato Works Co. Ltd.	3,900	34,977
	Kawada Technologies, Inc.	4,200	109,354
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	27,696
	Kawasaki Heavy Industries Ltd.	33,333	2,434,410
	KDDI Corp.	357,800	5,872,071
#	KeePer Technical Laboratory Co. Ltd.	8,500	183,554
	Keihan Holdings Co. Ltd.	19,500	399,989
		Shares	Value»
JAPAN — (Continued)
	Keihanshin Building Co. Ltd.	9,000	$92,900
	Keikyu Corp.	32,700	336,085
	Keio Corp.	15,518	362,319
#	KEIWA, Inc.	1,600	13,188
	Kewpie Corp.	21,100	576,619
	Keyence Corp.	19,200	6,945,241
	KH Neochem Co. Ltd.	4,865	92,079
#	Kibun Foods, Inc.	1,400	10,230
	Kikkoman Corp.	68,100	598,256
#	Kimoto Co. Ltd.	12,900	19,930
#	Kimura Chemical Plants Co. Ltd.	4,600	30,975
	Kinden Corp.	33,900	1,067,399
#	King Jim Co. Ltd.	4,300	23,971
	Kintetsu Department Store Co. Ltd.	3,200	38,915
	Kintetsu Group Holdings Co. Ltd.	35,100	673,586
	Kirin Holdings Co. Ltd.	118,000	1,554,964
	Kissei Pharmaceutical Co. Ltd.	6,800	200,339
	Ki-Star Real Estate Co. Ltd.	4,100	131,204
	Kitagawa Corp.	2,700	25,466
	Kita-Nippon Bank Ltd.	1,500	33,606
	Kitano Construction Corp.	1,200	32,628
#	Kitanotatsujin Corp.	10,100	9,664
	Kitz Corp.	23,100	193,757
#	Koa Shoji Holdings Co. Ltd.	1,600	7,615
#	Koatsu Gas Kogyo Co. Ltd.	1,700	12,294
	Kobayashi Pharmaceutical Co. Ltd.	1,800	63,302
	Koei Tecmo Holdings Co. Ltd.	22,200	290,687
	Kohnan Shoji Co. Ltd.	8,800	227,235
	Kohsoku Corp.	6,000	115,236
#	Koike-ya, Inc.	600	19,156
	Koito Manufacturing Co. Ltd.	44,200	565,178
	Kojima Co. Ltd.	11,500	91,834
	Kokusai Electric Corp.	48,000	1,059,423
	Kokuyo Co. Ltd.	130,000	765,929
	Komatsu Ltd.	178,100	5,738,005
#	Komatsu Matere Co. Ltd.	11,300	57,582
	Komatsu Wall Industry Co. Ltd.	5,200	85,207
	KOMEDA Holdings Co. Ltd.	20,300	404,872
	Komehyo Holdings Co. Ltd.	3,100	59,967

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Komeri Co. Ltd.	7,200	$148,322
	Komori Corp.	21,600	207,957
	Konami Group Corp.	22,500	3,054,571
#	Kondotec, Inc.	5,200	54,824
*	Konica Minolta, Inc.	101,000	328,360
	Konishi Co. Ltd.	40,000	321,993
	Konoike Transport Co. Ltd.	6,500	139,106
#	Konoshima Chemical Co. Ltd.	3,700	31,726
#	Kosaido Holdings Co. Ltd.	14,000	42,433
	Kose Corp.	959	36,803
	Kotobuki Spirits Co. Ltd.	39,200	523,071
#*	Kourakuen Corp.	6,300	42,652
	Kozo Keikaku Engineering Holdings, Inc.	3,600	59,051
	KPP Group Holdings Co. Ltd.	9,600	49,336
	Krosaki Harima Corp.	4,000	91,608
#	KRS Corp.	4,200	94,445
	K's Holdings Corp.	34,076	340,872
	KU Holdings Co. Ltd.	5,300	40,873
	Kubota Corp. (6326 JP)	223,300	2,504,141
	Kumagai Gumi Co. Ltd.	15,400	458,135
	Kumiai Chemical Industry Co. Ltd.	39,800	214,518
	Kunimine Industries Co. Ltd.	3,100	22,416
	Kura Sushi, Inc.	5,000	137,337
	Kureha Corp.	16,400	374,006
#	Kurimoto Ltd.	5,200	270,493
	Kurita Water Industries Ltd.	41,291	1,591,655
	Kuriyama Holdings Corp.	9,700	98,482
	Kusuri No. Aoki Holdings Co. Ltd.	20,600	548,331
	Kyodo Printing Co. Ltd.	10,400	95,526
	Kyoei Steel Ltd.	17,300	248,599
#	Kyokuto Boeki Kaisha Ltd.	6,600	66,793
	Kyokuto Kaihatsu Kogyo Co. Ltd.	16,100	278,973
	Kyokuyo Co. Ltd.	5,700	176,421
	Kyorin Pharmaceutical Co. Ltd.	11,000	110,536
#	Kyosan Electric Manufacturing Co. Ltd.	21,800	72,693
		Shares	Value»
JAPAN — (Continued)
	Kyowa Electronic Instruments Co. Ltd.	3,500	$12,523
	Kyowa Kirin Co. Ltd.	40,336	688,520
	Kyowa Leather Cloth Co. Ltd.	5,700	30,503
	Kyudenko Corp.	16,900	722,056
	Kyushu Leasing Service Co. Ltd.	4,700	38,741
	Kyushu Railway Co.	26,200	633,587
	LA Holdings Co. Ltd.	1,700	69,029
	Lacto Japan Co. Ltd.	1,500	39,696
	Lasertec Corp.	16,600	1,672,428
	Leopalace21 Corp.	128,100	603,623
	Life Corp.	18,800	300,469
	Lifedrink Co., Inc.	7,600	113,515
#	LIFULL Co. Ltd.	46,600	61,518
	LIKE, Inc.	6,900	65,467
	Link & Motivation, Inc.	13,000	42,995
	Lintec Corp.	18,100	362,918
	Lion Corp.	37,400	364,379
#	LITALICO, Inc.	4,800	44,981
	Lixil Corp.	58,000	671,937
	Loadstar Capital KK	4,300	82,350
	Look Holdings, Inc.	1,900	30,503
	LY Corp.	305,832	1,117,866
#	M&A Capital Partners Co. Ltd.	1,200	23,387
	M3, Inc.	92,470	1,137,269
	Mabuchi Motor Co. Ltd.	25,200	364,351
#	Macbee Planet, Inc.	700	12,171
	Macnica Holdings, Inc.	87,900	1,148,004
	Maeda Kosen Co. Ltd.	7,800	98,390
	Maezawa Industries, Inc.	4,100	47,200
#	Maezawa Kasei Industries Co. Ltd.	4,500	59,071
	Maezawa Kyuso Industries Co. Ltd.	7,400	62,068
	Makino Milling Machine Co. Ltd.	10,600	810,671
	Makita Corp. (6586 JP)	34,300	1,061,863
#	Mammy Mart Corp.	800	29,329
#	Management Solutions Co. Ltd.	4,400	48,807
	Mandom Corp.	8,900	84,857
	Mani, Inc.	26,400	222,315
	MarkLines Co. Ltd.	3,900	51,035
	Marubun Corp.	7,100	51,733
#	Maruchiyo Yamaokaya Corp.	1,800	73,614
	Marudai Food Co. Ltd.	1,800	22,673

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maruha Nichiro Corp.	20,800	$431,991
	Maruichi Steel Tube Ltd.	12,600	304,610
	MARUKA FURUSATO Corp.	11,041	173,722
	Maruzen Co. Ltd.	4,500	103,022
	Maruzen Showa Unyu Co. Ltd.	3,400	162,052
#	Marvelous, Inc.	8,200	29,437
#	Matching Service Japan Co. Ltd.	3,600	22,920
	Matsuda Sangyo Co. Ltd.	5,600	133,360
#	Matsui Construction Co. Ltd.	10,300	86,596
#	Matsui Securities Co. Ltd.	54,700	267,366
	MatsukiyoCocokara & Co.	97,060	1,993,096
#	Matsuya Co. Ltd.	7,000	51,758
	Matsuyafoods Holdings Co. Ltd.	2,100	87,411
	Max Co. Ltd.	10,000	335,024
	Maxvalu Tokai Co. Ltd.	4,000	84,032
	Mazda Motor Corp.	246,699	1,479,330
	MCJ Co. Ltd.	25,100	233,349
	MEC Co. Ltd.	9,300	172,147
	Media Do Co. Ltd.	4,300	49,846
	Medical System Network Co. Ltd.	10,545	34,246
	Medikit Co. Ltd.	1,500	25,440
	Medipal Holdings Corp.	76,000	1,258,376
#	Medius Holdings Co. Ltd.	6,200	35,289
#*	Medley, Inc.	2,000	40,915
	MedPeer, Inc.	6,100	28,106
	Megachips Corp.	600	21,659
	Meidensha Corp.	14,000	527,261
	Meiho Facility Works Ltd.	1,900	12,996
#	Meiji Electric Industries Co. Ltd.	3,900	50,190
	MEIJI Holdings Co. Ltd.	23,352	472,200
	Meisei Industrial Co. Ltd.	16,000	165,714
	MEITEC Group Holdings, Inc.	36,300	759,309
	Meiwa Corp.	9,600	48,266
#	Meiwa Estate Co. Ltd.	4,200	28,943
	Menicon Co. Ltd.	14,600	112,928
*	Mercari, Inc.	58,300	889,476
	Mercuria Holdings Co. Ltd.	3,100	16,453
		Shares	Value»
JAPAN — (Continued)
	METAWATER Co. Ltd.	5,400	$98,165
	Mie Kotsu Group Holdings, Inc.	8,400	28,047
#	Migalo Holdings, Inc.	14,000	89,310
	Milbon Co. Ltd.	9,600	161,896
	MIMAKI ENGINEERING Co. Ltd.	10,700	154,303
	Minebea Mitsumi, Inc.	58,341	918,192
#	Mirai Industry Co. Ltd.	3,300	82,952
	Mirait One Corp.	40,000	715,713
#	Mirarth Holdings, Inc.	49,500	126,642
	Miroku Jyoho Service Co. Ltd.	7,297	91,041
	MISUMI Group, Inc.	71,900	1,035,362
	Mitani Corp.	11,200	164,079
#	Mitani Sangyo Co. Ltd.	12,600	32,966
	Mitani Sekisan Co. Ltd.	1,100	62,925
	Mitsuba Corp.	8,400	47,582
	Mitsubishi Chemical Group Corp.	167,800	913,968
	Mitsubishi Electric Corp.	190,600	4,287,020
	Mitsubishi Estate Co. Ltd.	124,600	2,332,813
	Mitsubishi Gas Chemical Co., Inc.	50,400	870,667
	Mitsubishi HC Capital, Inc.	461,500	3,411,237
	Mitsubishi Heavy Industries Ltd.	321,000	7,664,324
	Mitsubishi Kakoki Kaisha Ltd.	4,500	66,291
	Mitsubishi Logisnext Co. Ltd.	19,300	248,278
	Mitsubishi Logistics Corp.	99,995	854,796
#	Mitsubishi Motors Corp.	290,200	762,552
#	Mitsubishi Pencil Co. Ltd.	13,300	182,340
	Mitsubishi Research Institute, Inc.	4,000	125,241
	Mitsubishi Steel Manufacturing Co. Ltd.	2,600	28,607
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	520,500	7,173,931
	Mitsui Chemicals, Inc.	31,500	703,180
	Mitsui E&S Co. Ltd.	47,200	983,385
	Mitsui Fudosan Co. Ltd.	247,500	2,212,229

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui Mining & Smelting Co. Ltd.	14,000	$592,139
	Mitsui-Soko Holdings Co. Ltd.	24,600	639,210
	Mitsuuroko Group Holdings Co. Ltd.	21,100	298,450
	Miura Co. Ltd.	5,900	117,642
	MIXI, Inc.	16,400	375,310
#	Miyaji Engineering Group, Inc.	7,200	93,494
	Mizuho Financial Group, Inc. (8411 JP)	55,000	1,613,256
	Mizuho Leasing Co. Ltd.	71,800	551,500
	Mizuho Medy Co. Ltd.	3,600	33,835
	Mizuno Corp.	26,700	486,371
	Mochida Pharmaceutical Co. Ltd.	6,298	128,631
	MonotaRO Co. Ltd.	88,500	1,575,912
#	MORESCO Corp.	2,300	19,737
	Morinaga & Co. Ltd.	17,400	277,755
#	Moriroku Co. Ltd.	4,200	67,344
	Morita Holdings Corp.	13,200	200,559
	Morito Co. Ltd.	7,100	72,407
	Morozoff Ltd.	1,800	18,258
	MOS Food Services, Inc.	2,900	73,478
#	MrMax Holdings Ltd.	11,600	65,746
	MS&AD Insurance Group Holdings, Inc.	178,456	3,812,902
	Mugen Estate Co. Ltd.	8,500	110,120
	m-up Holdings, Inc.	13,200	183,965
	Murakami Corp.	2,000	86,934
	Muto Seiko Co.	800	8,578
	Nabtesco Corp.	18,800	345,853
#	NAC Co. Ltd.	7,200	26,755
	Nachi-Fujikoshi Corp.	4,100	87,697
#	Nafco Co. Ltd.	6,100	75,686
#	Nagano Keiki Co. Ltd.	4,800	66,353
	Nagase & Co. Ltd.	51,700	1,018,886
	Nagase Brothers, Inc.	3,400	43,296
	Nagawa Co. Ltd.	600	25,678
	Nagoya Railroad Co. Ltd.	31,300	341,337
#	Nakabayashi Co. Ltd.	10,000	34,300
	Nakakita Seisakusho Co. Ltd.	500	16,866
	Nakamoto Packs Co. Ltd.	1,600	21,115
	Nakanishi, Inc.	27,000	347,553
	Nakano Corp.	6,500	33,051
	Nakano Refrigerators Co. Ltd.	400	20,833
		Shares	Value»
JAPAN — (Continued)
	Namura Shipbuilding Co. Ltd.	20,000	$408,346
	Nanyo Corp.	2,400	21,098
	Nasu Denki Tekko Co. Ltd.	500	44,635
	Natori Co. Ltd.	2,500	33,319
	NCD Co. Ltd./Shinagawa	2,000	39,143
	NEC Capital Solutions Ltd.	6,000	152,514
	NEC Corp.	137,400	3,945,561
#*	Net Protections Holdings, Inc.	7,500	36,490
#	New Art Holdings Co. Ltd.	2,860	26,359
#	New Cosmos Electric Co. Ltd.	200	3,565
	Nexon Co. Ltd.	46,400	849,029
#	Nextage Co. Ltd.	20,400	253,221
#*	NexTone, Inc.	1,600	19,445
	NHK Spring Co. Ltd.	83,400	939,055
	Nicca Chemical Co. Ltd.	3,100	25,961
	Nice Corp.	3,400	41,465
#	Nichiban Co. Ltd.	800	10,666
	Nichiden Corp.	6,300	119,018
	Nichimo Co. Ltd.	800	12,427
	Nichireki Group Co. Ltd.	4,500	88,132
	Nichirin Co. Ltd.	3,430	80,606
	NIDEC Corp. (6594 JP)	61,178	1,173,778
	NIDEC Corp. (NJDCY US), Sponsored ADR	2,902	13,872
	Nifco, Inc.	40,800	995,520
	Nihon Chouzai Co. Ltd.	6,400	148,672
	Nihon Dengi Co. Ltd.	4,400	145,224
	Nihon Denkei Co. Ltd.	1,100	15,593
#	Nihon Flush Co. Ltd.	6,300	33,365
#	Nihon House Holdings Co. Ltd.	22,100	45,165
#	Nihon Kagaku Sangyo Co. Ltd.	8,000	119,652
	Nihon M&A Center Holdings, Inc.	151,400	756,882
	Nihon Parkerizing Co. Ltd.	43,700	398,636
	Nihon Tokushu Toryo Co. Ltd.	5,600	75,792
#	Nihon Trim Co. Ltd.	1,200	36,144
	Nihon Yamamura Glass Co. Ltd.	2,300	40,716
	Nikkiso Co. Ltd.	21,800	194,937
	Nikko Co. Ltd.	13,500	67,610

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Nikkon Holdings Co. Ltd.	29,200	$657,692
	Nikon Corp.	51,900	504,037
	Nintendo Co. Ltd.	118,200	9,879,024
	Nippi, Inc.	600	42,851
	Nippn Corp.	10,000	144,202
	Nippon Air Conditioning Services Co. Ltd.	4,500	34,990
	Nippon Aqua Co. Ltd.	4,300	23,062
#	Nippon Avionics Co. Ltd.	3,000	87,382
	Nippon Carbide Industries Co., Inc.	2,900	36,421
	Nippon Care Supply Co. Ltd.	1,200	16,684
	Nippon Chemical Industrial Co. Ltd.	2,000	28,083
	Nippon Densetsu Kogyo Co. Ltd.	14,900	282,911
	Nippon Dry-Chemical Co. Ltd.	2,100	71,143
	Nippon Express Holdings, Inc.	84,100	1,847,420
	Nippon Fine Chemical Co. Ltd.	5,100	92,059
	Nippon Gas Co. Ltd.	66,500	1,209,737
	Nippon Kayaku Co. Ltd.	68,600	640,583
	Nippon Light Metal Holdings Co. Ltd.	29,160	338,371
	Nippon Paint Holdings Co. Ltd.	239,500	2,030,370
#	Nippon Parking Development Co. Ltd.	78,100	137,011
	Nippon Rietec Co. Ltd.	7,800	102,227
	Nippon Seiki Co. Ltd.	12,700	130,122
#	Nippon Seisen Co. Ltd.	5,000	36,127
	Nippon Sharyo Ltd.	3,700	58,838
	Nippon Shinyaku Co. Ltd.	19,267	414,839
	Nippon Shokubai Co. Ltd.	26,300	299,004
	Nippon Signal Co. Ltd.	14,800	109,766
	Nippon Soda Co. Ltd.	22,200	503,302
	Nippon Television Holdings, Inc.	12,900	279,001
	Nippon Thompson Co. Ltd.	15,600	62,109
	Nireco Corp.	1,000	13,791
	Nishimatsu Construction Co. Ltd.	13,100	435,637
		Shares	Value»
JAPAN — (Continued)
#	Nishimatsuya Chain Co. Ltd.	15,500	$228,345
	Nishi-Nippon Railroad Co. Ltd.	11,400	162,166
	Nishio Holdings Co. Ltd.	8,200	228,872
	Nissan Chemical Corp.	62,404	2,034,292
#*	Nissan Motor Co. Ltd.	292,400	619,976
	Nissan Shatai Co. Ltd.	16,300	112,461
	Nissan Tokyo Sales Holdings Co. Ltd.	5,300	17,437
	Nissei ASB Machine Co. Ltd.	2,700	116,500
	Nissei Plastic Industrial Co. Ltd.	5,900	34,841
	Nisshin Group Holdings Co. Ltd.	19,600	68,197
	Nisshin Seifun Group, Inc.	40,480	469,237
	Nisshinbo Holdings, Inc.	34,604	219,875
#	Nisso Holdings Co. Ltd.	11,600	50,927
	Nissui Corp.	98,700	576,237
	Niterra Co. Ltd.	7,600	262,000
	Nitori Holdings Co. Ltd.	7,200	609,745
	Nitta Corp.	5,100	139,369
	Nitta Gelatin, Inc.	7,100	43,127
	Nittetsu Mining Co. Ltd.	900	44,210
	Nitto Denko Corp.	247,500	5,121,740
	Nitto Fuji Flour Milling Co. Ltd.	400	19,407
	Nitto Kogyo Corp.	10,900	240,853
	Nitto Kohki Co. Ltd.	5,500	70,166
	Nitto Seiko Co. Ltd.	10,500	43,644
	Nittoc Construction Co. Ltd.	6,500	51,140
	Nittoku Co. Ltd.	2,100	28,432
	NJS Co. Ltd.	300	11,449
	Noevir Holdings Co. Ltd.	6,300	192,077
	Nohmi Bosai Ltd.	3,000	77,893
	Nojima Corp.	30,800	704,091
	Nomura Holdings, Inc. (8604 JP)	457,500	3,022,380
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	30,971	205,957
	Nomura Real Estate Holdings, Inc.	207,000	1,147,114
	Nomura Research Institute Ltd.	50,666	2,004,875
	Noritake Co. Ltd.	4,400	125,190

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Noritsu Koki Co. Ltd.	25,500	$266,620
	Noritz Corp.	11,900	150,990
	NPR-RIKEN Corp.	3,900	65,612
#	NS Solutions Corp.	19,800	464,397
	NS Tool Co. Ltd.	3,800	19,527
	NSD Co. Ltd.	33,500	801,256
	NSK Ltd.	77,500	370,880
	NSW, Inc.	3,100	53,113
	NTN Corp.	112,600	192,112
	NTT, Inc.	2,588,000	2,613,521
	Oat Agrio Co. Ltd.	5,000	79,688
	Obara Group, Inc.	2,500	63,995
	Obayashi Corp.	104,200	1,534,372
	OBIC Business Consultants Co. Ltd.	6,300	363,352
	Obic Co. Ltd.	57,200	2,036,467
#	Ochi Holdings Co. Ltd.	1,800	16,710
	Odakyu Electric Railway Co. Ltd.	61,100	658,464
#	Oenon Holdings, Inc.	11,900	46,352
	Ohashi Technica, Inc.	2,500	35,571
#	Ohba Co. Ltd.	4,500	30,996
	Ohmoto Gumi Co. Ltd.	3,000	25,602
	OIE Sangyo Co. Ltd.	2,000	28,464
	Oiles Corp.	5,300	75,351
	Okabe Co. Ltd.	11,500	66,316
	Okada Aiyon Corp.	2,000	25,455
	Okamoto Industries, Inc.	3,700	125,304
#	Okamoto Machine Tool Works Ltd.	1,100	35,728
	Okamura Corp.	24,100	379,874
	Oki Electric Industry Co. Ltd.	26,100	271,584
	Okinawa Cellular Telephone Co.	8,800	298,779
	OKUMA Corp.	21,200	576,773
	Okumura Corp.	14,600	431,258
	Okura Industrial Co. Ltd.	4,000	115,547
#	Olba Healthcare Holdings, Inc.	800	10,880
	Olympus Corp.	248,300	2,966,452
	Omron Corp.	24,340	627,357
	Ono Pharmaceutical Co. Ltd.	105,800	1,183,137
	Onoken Co. Ltd.	8,600	82,113
	Onward Holdings Co. Ltd.	40,800	166,029
	Ootoya Holdings Co. Ltd.	1,100	38,672
	Open House Group Co. Ltd.	55,300	2,445,389
	Open Up Group, Inc.	35,700	437,473
	Optex Group Co. Ltd.	9,900	111,642
		Shares	Value»
JAPAN — (Continued)
*	Optim Corp.	7,000	$24,469
#	Optimus Group Co. Ltd.	4,900	11,835
	Optorun Co. Ltd.	2,700	29,103
	Oracle Corp. Japan	8,700	940,856
	Organo Corp.	14,700	905,747
	Oricon, Inc.	4,000	20,525
	Oriental Consultants Holdings Co. Ltd.	2,100	72,408
	Oriental Land Co. Ltd.	84,800	1,746,076
	Oriental Shiraishi Corp.	40,000	102,349
#	Oro Co. Ltd.	3,400	71,173
	Osaka Gas Co. Ltd.	39,300	994,342
#	Osaka Organic Chemical Industry Ltd.	3,293	63,594
	Osaki Electric Co. Ltd.	9,400	65,207
	Otsuka Corp.	62,900	1,191,776
	OUG Holdings, Inc.	1,000	26,317
	Oyo Corp.	9,900	205,436
#	Ozu Corp.	1,500	16,354
	Pacific Industrial Co. Ltd.	10,500	143,247
	Pack Corp.	26,700	200,659
	PAL GROUP Holdings Co. Ltd.	19,400	634,766
	PALTAC Corp.	10,900	311,925
	Pan Pacific International Holdings Corp.	50,000	1,672,812
	Panasonic Holdings Corp.	197,500	1,868,215
	Paraca, Inc.	2,000	25,126
	Paramount Bed Holdings Co. Ltd.	12,900	211,658
	Park24 Co. Ltd.	31,326	395,597
	Parker Corp.	7,900	51,491
	Pasona Group, Inc.	16,200	221,891
	Pegasus Co. Ltd.	13,300	50,542
	Penta-Ocean Construction Co. Ltd.	73,200	473,705
#	People Dreams & Technologies Group Co. Ltd.	3,600	42,995
*	PeptiDream, Inc.	5,500	60,948
	Persol Holdings Co. Ltd.	1,105,200	2,112,532
#	Pharma Foods International Co. Ltd.	10,100	59,042
	PHC Holdings Corp.	6,700	41,061
*	PIA Corp.	2,100	41,441
	Pigeon Corp.	42,000	464,302

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	PILLAR Corp.	13,400	$343,210
	Pilot Corp.	11,101	323,196
#*	PKSHA Technology, Inc.	700	16,296
#	Plus Alpha Consulting Co. Ltd.	10,800	162,447
	Port, Inc.	3,500	43,950
	PR Times Corp.	1,800	34,261
	Press Kogyo Co. Ltd.	12,000	47,457
	Prestige International, Inc.	41,600	180,987
#	Procrea Holdings, Inc.	7,325	74,208
	Pronexus, Inc.	4,500	33,786
	Pro-Ship, Inc.	5,300	102,833
	PS Construction Co. Ltd.	4,640	56,080
#	QB Net Holdings Co. Ltd.	3,500	27,678
	Qol Holdings Co. Ltd.	15,100	202,096
	Quick Co. Ltd.	9,900	153,300
#	Raccoon Holdings, Inc.	7,100	31,473
	Raito Kogyo Co. Ltd.	15,900	328,527
	Raiznext Corp.	5,500	68,130
#	Raksul, Inc.	30,200	247,906
	Rakus Co. Ltd.	32,400	496,937
*	Rakuten Bank Ltd.	15,400	717,359
*	Rakuten Group, Inc.	155,100	784,761
	Rasa Corp.	2,500	25,471
	Rasa Industries Ltd.	4,800	134,920
	Recruit Holdings Co. Ltd.	375,900	22,302,567
	Relo Group, Inc.	44,644	512,656
	Renaissance, Inc.	1,500	11,377
	Rengo Co. Ltd.	95,500	553,897
#*	RENOVA, Inc.	26,000	121,799
	Resonac Holdings Corp.	38,300	921,044
	Restar Corp.	5,100	91,589
	Retail Partners Co. Ltd.	6,900	65,890
	Rheon Automatic Machinery Co. Ltd.	3,700	33,859
	Ricoh Co. Ltd.	95,700	839,144
	Ricoh Leasing Co. Ltd.	9,700	352,969
#	Ride On Express Holdings Co. Ltd.	2,400	15,855
	Riken Keiki Co. Ltd.	10,800	227,378
	Riken Technos Corp.	21,600	166,371
	Riken Vitamin Co. Ltd.	6,200	118,314
	Rinnai Corp.	17,500	431,934
	Rion Co. Ltd.	3,400	58,024
	Rise Consulting Group, Inc.	3,800	32,023
	Riso Kagaku Corp.	1,800	13,887
		Shares	Value»
JAPAN — (Continued)
#	Riso Kyoiku Co. Ltd.	14,500	$20,739
	Rix Corp.	900	19,670
	Roland Corp.	7,100	148,401
#	Rorze Corp.	33,000	443,736
	RYODEN Corp.	8,900	170,411
	Ryohin Keikaku Co. Ltd.	62,900	2,944,838
	Ryoyo Ryosan Holdings, Inc.	9,511	174,700
	S&B Foods, Inc.	5,800	115,415
#	Sac's Bar Holdings, Inc.	7,300	39,327
	Saibu Gas Holdings Co. Ltd.	11,800	144,743
	Sakai Chemical Industry Co. Ltd.	3,600	68,140
	Sakai Heavy Industries Ltd.	3,800	52,537
	Sakata INX Corp.	28,900	411,080
	Sala Corp.	10,100	64,583
	San Holdings, Inc.	1,500	15,845
	San-A Co. Ltd.	14,600	290,903
	San-Ai Obbli Co. Ltd.	39,900	537,844
	Sangetsu Corp.	26,100	519,443
	Sanki Engineering Co. Ltd.	26,600	782,644
	Sanko Gosei Ltd.	5,600	30,011
	Sanko Metal Industrial Co. Ltd.	1,300	61,595
	Sankyo Co. Ltd.	110,400	2,060,097
	Sankyo Frontier Co. Ltd.	2,800	37,584
#	Sankyo Seiko Co. Ltd.	20,200	82,603
#	Sankyo Tateyama, Inc.	4,300	17,347
	Sankyu, Inc.	16,700	983,086
	Sanoh Industrial Co. Ltd.	5,900	27,259
	Sanrio Co. Ltd.	46,600	1,912,098
	Sansei Technologies, Inc.	4,600	53,789
	Sanshin Electronics Co. Ltd.	5,000	82,045
	Santen Pharmaceutical Co. Ltd.	134,400	1,484,974
	Sanwa Holdings Corp.	56,000	1,527,782
	Sanyo Chemical Industries Ltd.	6,100	159,861
	Sanyo Denki Co. Ltd.	3,800	235,622
#	Sanyo Shokai Ltd.	4,300	84,933
	Sanyo Trading Co. Ltd.	10,700	106,773
	Sapporo Holdings Ltd.	13,300	615,420

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sata Construction Co. Ltd.	7,700	$60,142
	Sato Corp.	9,600	135,771
#	Sato Shoji Corp.	6,100	67,749
	Satori Electric Co. Ltd.	4,000	45,999
	SAXA, Inc.	1,300	39,585
#*	SBI ARUHI Corp.	7,300	40,126
	SBI Global Asset Management Co. Ltd.	4,600	18,877
	SBI Holdings, Inc.	35,900	1,333,608
	SBI Insurance Group Co. Ltd.	1,900	18,374
	SBS Holdings, Inc.	5,300	112,845
	SCREEN Holdings Co. Ltd.	14,800	1,154,547
	Scroll Corp.	10,400	75,129
	SCSK Corp.	29,029	903,234
	SEC Carbon Ltd.	1,000	13,908
	Secom Co. Ltd.	51,600	1,853,122
	Sega Sammy Holdings, Inc.	50,500	1,032,333
#	Segue Group Co. Ltd.	2,500	8,268
	Seika Corp.	4,900	167,879
	Seikitokyu Kogyo Co. Ltd.	5,800	56,501
	Seiko Epson Corp.	54,000	685,168
	Seiko Group Corp.	7,500	208,491
	Seino Holdings Co. Ltd.	21,900	333,094
	Sekisui Chemical Co. Ltd.	33,000	572,389
#	Sekisui House Ltd.	115,000	2,412,334
	Sekisui Jushi Corp.	6,200	88,776
	Sekisui Kasei Co. Ltd.	12,400	28,616
	Senko Group Holdings Co. Ltd.	43,020	579,015
	Senshu Electric Co. Ltd.	7,400	209,017
#*	Senshukai Co. Ltd.	11,400	18,296
	Septeni Holdings Co. Ltd.	12,300	36,076
	Seria Co. Ltd.	14,900	274,407
	Seven & i Holdings Co. Ltd.	411,900	5,430,157
	Seven Bank Ltd.	321,628	577,709
	SG Holdings Co. Ltd.	62,400	692,291
#	Sharingtechnology, Inc.	5,100	40,874
*	Sharp Corp.	38,400	181,539
	Shibaura Machine Co. Ltd.	9,000	231,640
	Shibaura Mechatronics Corp.	5,100	358,910
	Shibuya Corp.	5,000	120,234
*	SHIFT, Inc.	94,500	991,726
		Shares	Value»
JAPAN — (Continued)
	Shikoku Kasei Holdings Corp.	16,000	$221,432
#	Shima Seiki Manufacturing Ltd.	7,300	51,265
	Shimadaya Corp.	1,700	21,513
	Shimadzu Corp.	38,400	850,048
	Shimamura Co. Ltd.	11,700	847,156
	Shimano, Inc.	5,600	612,617
	Shimizu Bank Ltd.	1,700	18,590
	Shimizu Corp.	98,800	1,094,503
	Shimojima Co. Ltd.	4,600	38,236
	Shin Nippon Air Technologies Co. Ltd.	8,600	150,866
	Shinagawa Refractories Co. Ltd.	14,000	159,943
	Shin-Etsu Chemical Co. Ltd.	128,200	3,689,199
	Shin-Etsu Polymer Co. Ltd.	22,000	259,764
#	Shinko Shoji Co. Ltd.	18,100	118,906
	Shinmaywa Industries Ltd.	23,100	278,804
	Shinnihon Corp.	9,900	114,976
#	Shinnihonseiyaku Co. Ltd.	7,300	109,063
	Shinsho Corp.	6,000	83,906
	Shinwa Co. Ltd. (3447 JP)	2,600	13,419
	Shinwa Co. Ltd. (7607 JP)	3,900	88,126
	Shionogi & Co. Ltd.	69,700	1,165,685
	Ship Healthcare Holdings, Inc.	38,500	537,235
	Shiseido Co. Ltd.	96,996	1,576,721
	Shizuoka Financial Group, Inc.	47,200	558,290
	Shizuoka Gas Co. Ltd.	24,900	187,151
	SHO-BOND Holdings Co. Ltd.	17,300	552,388
	Shoei Co. Ltd.	12,000	143,687
	Shoei Foods Corp.	1,600	43,615
	Shofu, Inc.	1,800	24,215
	SIGMAXYZ Holdings, Inc.	23,600	187,912
	Siix Corp.	9,400	76,620
*	Simplex Holdings, Inc.	18,900	513,074
	Sinanen Holdings Co. Ltd.	3,300	143,506
	Sinfonia Technology Co. Ltd.	8,600	540,121
	Sinko Industries Ltd.	15,300	129,434
	Sintokogio Ltd.	8,900	53,644
	SK Kaken Co. Ltd.	3,200	192,291

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SK-Electronics Co. Ltd.	3,800	$71,058
	SKY Perfect JSAT Holdings, Inc.	63,700	603,255
	SMC Corp.	3,500	1,217,907
	SMS Co. Ltd.	32,600	326,355
#	Socionext, Inc.	87,800	1,654,575
	Soda Nikka Co. Ltd.	6,600	48,468
	Sodick Co. Ltd.	13,800	81,429
	SoftBank Corp.	4,538,000	6,556,665
	SoftBank Group Corp.	169,468	12,940,427
	Softcreate Holdings Corp.	11,100	164,584
	Software Service, Inc.	1,300	117,002
	Soken Chemical & Engineering Co. Ltd.	10,200	111,924
	Solasto Corp.	16,700	47,379
	Soliton Systems KK	5,500	50,020
	Sony Group Corp. (6758 JP)	1,021,500	24,570,446
	Sotetsu Holdings, Inc.	14,100	222,654
#	Space Co. Ltd.	6,900	54,629
	Sparx Group Co. Ltd.	10,360	102,613
	SPK Corp.	3,600	56,895
	Square Enix Holdings Co. Ltd.	10,600	716,625
	SRA Holdings	7,000	213,600
#	SRE Holdings Corp.	4,000	83,583
	SRS Holdings Co. Ltd.	11,500	97,586
	ST Corp.	4,400	47,216
	Star Mica Holdings Co. Ltd.	15,200	100,409
	Star Micronics Co. Ltd.	9,000	103,499
	Starts Corp., Inc.	16,500	498,917
	Stella Chemifa Corp.	5,100	144,667
	STI Foods Holdings, Inc.	2,400	20,846
	Strike Co. Ltd.	2,519	65,368
#	Studio Alice Co. Ltd.	3,900	55,569
	Subaru Corp.	250,700	4,611,830
	Subaru Enterprise Co. Ltd.	2,500	51,273
	Sugi Holdings Co. Ltd.	48,900	1,183,435
	Sugimoto & Co. Ltd.	9,800	116,289
	Sumitomo Bakelite Co. Ltd.	36,600	1,061,363
	Sumitomo Chemical Co. Ltd.	255,031	637,855
	Sumitomo Densetsu Co. Ltd.	8,800	382,420
	Sumitomo Electric Industries Ltd.	97,200	2,411,988
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Forestry Co. Ltd.	116,700	$1,172,327
	Sumitomo Heavy Industries Ltd.	37,500	830,495
	Sumitomo Metal Mining Co. Ltd.	42,100	926,002
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	315,312	7,954,251
	Sumitomo Mitsui Financial Group, Inc. (SMFG US), Sponsored ADR	2,798	42,362
	Sumitomo Mitsui Trust Group, Inc.	88,600	2,322,628
	Sumitomo Realty & Development Co. Ltd.	54,400	1,987,187
	Sumitomo Seika Chemicals Co. Ltd.	3,700	110,709
	Sumitomo Warehouse Co. Ltd.	6,800	141,040
	Sun Frontier Fudousan Co. Ltd.	15,400	215,606
	Sundrug Co. Ltd.	33,400	989,944
	Suntory Beverage & Food Ltd.	16,600	501,249
	Sun-Wa Technos Corp.	9,800	156,536
#*	SUNWELS Co. Ltd.	1,700	8,687
	Suzuden Corp.	3,700	41,753
	Suzuken Co. Ltd.	33,790	1,277,167
	Suzuki Motor Corp.	146,600	1,610,778
	SWCC Corp.	12,300	736,339
	Sysmex Corp.	111,600	1,813,037
	System Research Co. Ltd.	5,700	82,384
	System Support Holdings, Inc.	2,500	44,428
	Systems Engineering Consultants Co. Ltd.	1,000	34,454
	Systena Corp.	107,700	285,295
	Syuppin Co. Ltd.	13,500	112,719
	T Hasegawa Co. Ltd.	11,600	239,339
	T&D Holdings, Inc.	84,600	2,065,824
	Tachikawa Corp.	2,200	24,583
	Tachi-S Co. Ltd.	10,700	126,711
	Tadano Ltd.	42,400	305,061
	Taihei Dengyo Kaisha Ltd.	5,000	214,969
	Taiho Kogyo Co. Ltd.	4,100	17,215
	Taikisha Ltd.	19,800	354,745
	Taiko Bank Ltd.	1,100	11,938
	Taisei Corp.	21,200	1,267,630

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	2,800	$46,949
	Taisei Oncho Co. Ltd.	1,900	50,555
	Taiyo Holdings Co. Ltd.	30,596	1,328,697
	Takamatsu Construction Group Co. Ltd.	7,500	152,909
#	Takamiya Co. Ltd.	13,900	30,777
#	Takano Co. Ltd.	1,800	8,765
	Takaoka Toko Co. Ltd.	4,100	78,393
	Takara & Co. Ltd.	5,100	119,820
	Takara Bio, Inc.	7,500	43,834
	Takara Holdings, Inc.	54,423	458,143
	Takara Standard Co. Ltd.	8,400	143,623
	Takasago International Corp.	8,000	383,535
	Takasago Thermal Engineering Co. Ltd.	16,600	805,441
	Takashima & Co. Ltd.	5,200	55,322
#	Takashimaya Co. Ltd.	67,600	522,427
	Take & Give Needs Co. Ltd.	2,500	14,888
	TAKEBISHI Corp.	2,900	36,437
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	232,530	6,387,549
	Takeuchi Manufacturing Co. Ltd.	20,600	736,369
	Takuma Co. Ltd.	13,100	189,488
#	Tama Home Co. Ltd.	8,100	191,028
#	Tanseisha Co. Ltd.	2,000	17,401
#	Tayca Corp.	3,500	28,714
#	Tazmo Co. Ltd.	2,000	29,524
	TBS Holdings, Inc.	10,500	345,388
	TDC Soft, Inc.	13,000	112,964
	TechMatrix Corp.	20,400	290,220
#	Techno Medica Co. Ltd.	2,500	31,010
	Techno Ryowa Ltd.	4,800	130,443
	Techno Smart Corp.	1,700	18,998
	Technoflex Corp.	1,200	11,192
	TechnoPro Holdings, Inc.	68,100	2,156,739
	Teijin Ltd.	42,642	362,445
	Teikoku Electric Manufacturing Co. Ltd.	4,000	89,627
#	Teikoku Sen-I Co. Ltd.	5,800	114,965
	Tekken Corp.	3,800	78,855
#	Temairazu, Inc.	1,300	25,775
		Shares	Value»
JAPAN — (Continued)
	Terumo Corp.	32,100	$544,328
#	Tess Holdings Co. Ltd.	24,500	70,972
	THK Co. Ltd.	23,300	654,939
	Tigers Polymer Corp.	2,500	14,480
	TIS, Inc.	43,100	1,374,973
	TKC Corp.	11,699	351,415
	Toa Corp. (1885 JP)	18,000	224,865
	Toa Corp. (6809 JP)	7,700	53,251
	TOA ROAD Corp.	6,900	73,842
	Toagosei Co. Ltd.	46,400	454,842
	TOBISHIMA HOLDINGS, Inc.	5,030	65,277
	Tobu Railway Co. Ltd.	36,100	614,487
	Tocalo Co. Ltd.	21,400	286,358
	Tochigi Bank Ltd.	22,300	65,519
	Toda Corp.	96,300	614,120
	Toei Animation Co. Ltd.	18,200	398,175
	Toei Co. Ltd.	6,100	210,687
	Toell Co. Ltd.	3,900	20,501
	Toenec Corp.	23,500	207,157
	Togami Electric Manufacturing Co. Ltd.	800	20,904
#	Toho Co. Ltd. (8142 JP)	3,300	71,181
	Toho Co. Ltd. (9602 JP)	12,800	807,593
	Toho Gas Co. Ltd.	39,100	1,091,836
	Toho Holdings Co. Ltd.	21,500	725,571
#	Toho Titanium Co. Ltd.	6,300	57,052
	Tokai Corp.	6,000	83,724
	TOKAI Holdings Corp.	29,800	211,006
	Tokai Rika Co. Ltd.	13,500	216,147
	Token Corp.	1,520	140,420
	Tokio Marine Holdings, Inc. (8766 JP)	288,300	11,576,079
	Tokushu Tokai Paper Co. Ltd.	2,800	72,903
#	Tokyo Electron Device Ltd.	13,100	227,884
	Tokyo Electron Ltd.	54,200	8,616,645
#	Tokyo Energy & Systems, Inc.	12,500	137,639
	Tokyo Gas Co. Ltd.	70,900	2,374,342
#	Tokyo Individualized Educational Institute, Inc.	11,500	27,704
	Tokyo Ohka Kogyo Co. Ltd.	34,400	942,202
	Tokyo Sangyo Co. Ltd.	11,000	59,078

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Seimitsu Co. Ltd.	14,900	$926,925
	Tokyo Tatemono Co. Ltd.	75,200	1,258,462
	Tokyotokeiba Co. Ltd.	2,300	79,263
	Tokyu Construction Co. Ltd.	24,500	168,318
	Tokyu Corp.	45,983	517,612
	Tokyu Fudosan Holdings Corp.	307,000	2,164,858
	Toli Corp.	19,900	74,138
	Tomato Bank Ltd.	1,200	10,503
	Tomen Devices Corp.	900	34,972
#	Tomoe Corp.	6,300	63,783
	Tomoe Engineering Co. Ltd.	11,100	116,923
	Tomoku Co. Ltd.	4,400	95,804
	Tomy Co. Ltd.	43,900	927,730
	Topcon Corp.	55,200	1,201,835
	TOPPAN Holdings, Inc.	24,740	666,699
	Topre Corp.	9,900	135,628
	Toray Industries, Inc.	162,207	1,109,472
	Torishima Pump Manufacturing Co. Ltd.	6,500	93,225
	Tosei Corp.	14,000	269,955
	Toshiba TEC Corp.	13,300	265,889
	Totech Corp.	18,200	342,029
	Totetsu Kogyo Co. Ltd.	10,900	301,638
	TOTO Ltd.	22,000	560,036
#	Tottori Bank Ltd.	1,500	13,034
#	Toukei Computer Co. Ltd.	900	23,706
	Toumei Co. Ltd.	1,100	13,104
	Tow Co. Ltd.	18,500	38,848
	Toyo Construction Co. Ltd.	19,400	212,021
#	Toyo Engineering Corp.	23,300	209,619
#	Toyo Gosei Co. Ltd.	1,700	57,205
#	Toyo Innovex Co. Ltd.	5,800	24,700
	Toyo Kanetsu KK	5,100	137,752
	Toyo Seikan Group Holdings Ltd.	52,700	1,091,459
	Toyobo Co. Ltd.	37,323	241,677
	Toyota Boshoku Corp.	37,300	530,052
	Toyota Industries Corp.	17,300	1,849,934
	Toyota Motor Corp. (7203 JP)	1,607,600	28,595,349
	Toyota Tsusho Corp.	148,400	3,401,081
	TPR Co. Ltd.	6,900	96,497
	Transaction Co. Ltd.	7,000	121,418
	Transcosmos, Inc.	9,200	219,130
	TRE Holdings Corp.	6,700	60,079
		Shares	Value»
JAPAN — (Continued)
#	Treasure Factory Co. Ltd.	5,100	$58,636
	Trend Micro, Inc. (4704 JP)	32,100	1,957,407
	Trusco Nakayama Corp.	20,700	301,478
	TS Tech Co. Ltd.	22,400	268,961
	TSI Holdings Co. Ltd.	23,500	164,373
#	Tsubaki Nakashima Co. Ltd.	26,300	60,910
	Tsubakimoto Chain Co.	22,500	315,806
	Tsubakimoto Kogyo Co. Ltd.	7,200	127,717
	Tsuburaya Fields Holdings, Inc.	12,200	185,698
	Tsugami Corp.	15,900	218,979
	Tsukishima Holdings Co. Ltd.	1,200	18,242
	Tsuruha Holdings, Inc.	13,300	978,941
	Tsurumi Manufacturing Co. Ltd.	4,900	127,215
	Tsutsumi Jewelry Co. Ltd.	2,500	37,084
	Tsuzuki Denki Co. Ltd.	5,300	107,107
	TV Asahi Holdings Corp.	9,700	182,259
	Tv Tokyo Holdings Corp.	4,300	104,223
#	TWOSTONE&Sons	2,800	16,342
	TYK Corp.	7,300	28,697
	UACJ Corp.	17,100	672,917
	Uchida Yoko Co. Ltd.	2,700	184,772
	Ueki Corp.	1,200	17,453
	Ukai Co. Ltd.	100	2,359
	ULS Group, Inc.	1,400	67,286
	U-Next Holdings Co. Ltd.	24,300	326,789
	Unicharm Corp.	118,900	822,449
	Unipres Corp.	10,900	77,214
	United Arrows Ltd.	9,900	143,673
#	United Super Markets Holdings, Inc.	28,431	177,245
#	UNITED, Inc.	8,800	33,415
#	Urbanet Corp. Co. Ltd.	14,400	47,925
	User Local, Inc.	1,000	12,627
	Ushio, Inc.	33,300	408,457
	USS Co. Ltd.	84,600	919,508
	UT Group Co. Ltd.	18,300	308,941
	V Technology Co. Ltd.	2,300	45,109
	Valor Holdings Co. Ltd.	16,600	293,170
	Valqua Ltd.	10,100	236,051
#	Value HR Co. Ltd.	5,400	59,935

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ValueCommerce Co. Ltd.	14,800	$79,034
	Vector, Inc.	15,800	115,734
	Vertex Corp.	4,800	89,061
	Vision, Inc.	16,700	122,646
*	Visional, Inc.	13,300	1,039,601
	Vital KSK Holdings, Inc.	22,300	187,613
	VT Holdings Co. Ltd.	37,300	115,057
	Wacoal Holdings Corp.	16,600	599,938
	Wacom Co. Ltd.	67,200	289,349
	Wakachiku Construction Co. Ltd.	2,300	77,118
	Wakita & Co. Ltd.	15,300	178,383
	Warabeya Nichiyo Holdings Co. Ltd.	1,100	19,675
#	Waseda Academy Co. Ltd.	3,600	61,514
#	Watahan & Co. Ltd.	7,500	78,253
#	WDB Holdings Co. Ltd.	6,209	70,440
	Weathernews, Inc.	3,200	94,098
	Welcia Holdings Co. Ltd.	41,000	687,966
	Wellnet Corp.	4,700	22,557
	West Holdings Corp.	14,884	148,332
#	Will Group, Inc.	11,800	75,197
#*	WingArc1st, Inc.	8,400	200,911
	Workman Co. Ltd.	7,134	305,358
	World Co. Ltd.	10,200	187,368
	World Holdings Co. Ltd.	4,000	63,158
	Xebio Holdings Co. Ltd.	13,400	99,058
#	YAC Holdings Co. Ltd.	4,599	24,518
	Yahagi Construction Co. Ltd.	12,700	166,889
	YAKUODO Holdings Co. Ltd.	5,100	77,842
	YAMABIKO Corp.	14,200	206,272
	YAMADA Consulting Group Co. Ltd.	7,800	86,112
	Yamada Corp.	300	10,200
	Yamada Holdings Co. Ltd.	110,562	336,962
	Yamae Group Holdings Co. Ltd.	6,000	103,064
	Yamaha Corp.	57,600	415,130
	Yamaha Motor Co. Ltd.	200,100	1,447,287
#	Yamatane Corp.	3,200	54,544
	Yamato Corp.	10,100	120,995
	Yamato Holdings Co. Ltd.	35,400	511,855
		Shares	Value»
JAPAN — (Continued)
	Yamato Kogyo Co. Ltd.	7,000	$392,795
	Yamaura Corp.	2,700	23,839
	Yamaya Corp.	1,000	17,436
	Yamazaki Baking Co. Ltd.	27,700	591,736
#	Yamazen Corp.	26,000	230,456
	Yaoko Co. Ltd.	11,000	711,891
	Yaskawa Electric Corp.	30,700	642,115
	Yasuda Logistics Corp.	5,700	74,674
#	YE DIGITAL Corp.	4,400	18,976
	Yellow Hat Ltd.	29,000	306,984
	Yodogawa Steel Works Ltd.	51,000	392,567
	Yokogawa Bridge Holdings Corp.	14,300	253,477
	Yokogawa Electric Corp.	23,800	634,367
	Yokorei Co. Ltd.	13,400	93,316
	Yokowo Co. Ltd.	2,800	29,049
#	Yomeishu Seizo Co. Ltd.	800	16,998
	Yondenko Corp.	17,400	152,932
	Yonex Co. Ltd.	23,600	463,396
#*	Yoshimura Food Holdings KK	1,600	9,029
#	Yossix Holdings Co. Ltd.	1,900	32,781
	Yotai Refractories Co. Ltd.	400	4,539
	Yuasa Trading Co. Ltd.	7,200	223,696
	Yurtec Corp.	19,500	319,213
	Yushin Co.	6,100	25,424
	Yutaka Giken Co. Ltd.	1,500	26,976
	Zacros Corp.	7,800	203,264
	Zaoh Co. Ltd.	2,300	36,566
	Zenitaka Corp.	900	27,428
	Zenkoku Hosho Co. Ltd.	48,100	1,026,221
	Zenrin Co. Ltd.	9,950	72,726
	Zeon Corp.	53,800	571,006
	ZIGExN Co. Ltd.	40,500	135,814
	Zojirushi Corp.	2,400	28,632
	ZOZO, Inc.	89,700	887,973
#	Zuiko Corp.	6,500	43,317
TOTAL JAPAN			730,438,603
NETHERLANDS — (4.9%)
	Aalberts NV	19,279	616,200
Ω	ABN AMRO Bank NV	175,938	5,086,092
	Acomo NV	13,989	354,871
	Aegon Ltd. (AEG US)	290,070	2,059,497
	Aegon Ltd. (AGN NA)	376,088	2,687,723
	Akzo Nobel NV	85,978	5,399,566
#*Ω	Alfen NV	12,238	151,011

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Allfunds Group PLC	195,185	$1,351,501
	AMG Critical Materials NV	10,526	296,380
	Aperam SA	21,849	642,667
	Arcadis NV	36,472	1,820,233
	ASM International NV	9,126	4,417,504
	ASML Holding NV (ASML NA)	6,365	4,411,347
	ASML Holding NV (ASML US)	67,911	47,178,452
	ASR Nederland NV	140,206	9,313,031
Ω	B&S Group SARL	19,796	132,774
*Ω	Basic-Fit NV	14,348	405,052
	BE Semiconductor Industries NV	11,212	1,514,872
#	Brunel International NV	12,079	125,493
*	CM.com NV	1,729	10,369
#	Coca-Cola Europacific Partners PLC	44,682	4,385,304
	Corbion NV	31,140	590,969
Ω	CTP NV	43,135	914,833
	Flow Traders Ltd.	11,882	355,888
	Fugro NV	37,025	530,750
	Havas NV	258,055	414,520
	Heineken NV	22,722	1,783,487
	IMCD NV	29,886	3,275,825
	ING Groep NV (INGA NA)	587,920	13,701,727
*	InPost SA	106,834	1,534,424
	JDE Peet's NV	27,002	800,746
Ω	Just Eat Takeaway.com NV (JET LN)	35,087	802,423
*Ω	Just Eat Takeaway.com NV (TKWY NA)	47,885	1,093,808
	Kendrion NV	6,053	74,169
	Koninklijke Ahold Delhaize NV (AD NA)	240,765	9,509,350
	Koninklijke BAM Groep NV	132,137	1,153,588
	Koninklijke Heijmans NV	16,526	1,053,313
	Koninklijke KPN NV	2,139,452	9,557,998
#	Koninklijke Philips NV (PHG US)	112,327	2,942,963
	Koninklijke Philips NV (PHIA NA)	160,799	4,199,319
	Koninklijke Vopak NV	18,408	879,368
	Nedap NV	1,163	116,441
	NN Group NV	153,865	10,360,592
#*	NX Filtration NV	989	3,710
#*	Pharming Group NV	52,106	57,266
#	PostNL NV	124,078	135,296
	Prosus NV (PRX NA)	166,825	9,530,001
	Randstad NV	66,768	3,173,445
		Shares	Value»
NETHERLANDS — (Continued)
	SBM Offshore NV	117,153	$3,055,261
Ω	Signify NV	33,450	800,210
	Sligro Food Group NV	6,915	87,405
	TKH Group NV	18,066	743,113
*	TomTom NV	15,263	91,891
	Universal Music Group NV	218,881	6,296,526
	Van Lanschot Kempen NV	15,885	1,034,675
	Wolters Kluwer NV	80,997	12,616,005
TOTAL NETHERLANDS			195,631,244
NEW ZEALAND — (0.3%)
	a2 Milk Co. Ltd.	72,486	375,243
	Auckland International Airport Ltd.	171,332	760,102
#	Briscoe Group Ltd.	8,008	28,722
	Channel Infrastructure NZ Ltd.	273,533	339,834
	Chorus Ltd. (CHRYY US), ADR	880	22,444
#	Chorus Ltd. (CNU NZ)	190,810	979,093
	Contact Energy Ltd.	98,944	530,278
	EBOS Group Ltd.	61,126	1,472,965
	Fisher & Paykel Healthcare Corp. Ltd.	73,142	1,584,791
	Freightways Group Ltd.	79,257	519,977
*	Gentrack Group Ltd.	15,705	98,463
	Hallenstein Glasson Holdings Ltd.	25,558	130,884
#	Heartland Group Holdings Ltd.	312,134	148,693
	Investore Property Ltd.	154,214	106,187
*	KMD Brands Ltd.	256,380	38,341
	Mainfreight Ltd.	10,461	364,651
	Mercury NZ Ltd.	98,067	357,336
	Meridian Energy Ltd.	164,100	551,684
#	Napier Port Holdings Ltd.	4,632	8,544
#	NZME Ltd. (NZM AU)	3,265	2,220
#	NZME Ltd. (NZM NZ)	18,316	12,287
	NZX Ltd.	189,265	170,498
#*	Oceania Healthcare Ltd.	181,831	73,716
#	Port of Tauranga Ltd.	34,021	139,438
*	Ryman Healthcare Ltd.	147,164	216,319
	Scales Corp. Ltd.	54,843	152,470
*	Serko Ltd.	22,697	38,170
	Skellerup Holdings Ltd.	99,190	278,308

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	SKY Network Television Ltd.	76,616	$139,478
*	SKYCITY Entertainment Group Ltd.	161,901	97,243
	Spark New Zealand Ltd.	402,863	576,043
	Summerset Group Holdings Ltd.	55,513	373,783
	TOWER Ltd.	146,697	150,206
	Turners Automotive Group Ltd.	13,428	54,095
	Vector Ltd.	66,685	172,737
*	Vista Group International Ltd.	82,312	170,304
#*	Warehouse Group Ltd.	49,483	23,920
TOTAL NEW ZEALAND			11,259,467
NORWAY — (0.7%)
	2020 Bulkers Ltd.	5,417	66,900
	ABG Sundal Collier Holding ASA	123,021	83,318
	AF Gruppen ASA	13,960	212,502
	Aker Solutions ASA	174,870	517,213
	AKVA Group ASA	1,484	12,048
	Archer Ltd.	26,888	61,364
*	ArcticZymes Technologies ASA	5,394	10,041
	Arendals Fossekompani ASA	734	10,130
	Atea ASA	44,322	610,860
*Ω	AutoStore Holdings Ltd.	69,671	48,946
	B2 Impact ASA	72,702	111,698
#*	BEWi ASA	13,631	29,323
	Borregaard ASA	30,459	587,566
	Bouvet ASA	31,928	232,302
Ω	Bw Lpg Ltd.	2,255	30,127
#Ω	BW LPG Ltd.	4,341	57,708
*	Cadeler AS (CDLR US), ADR	1,008	21,128
*	Cloudberry Clean Energy ASA	121,222	160,706
	DNB Bank ASA	161,006	4,073,409
#	DOF Group ASA	42,214	386,525
Ω	Elmera Group ASA	70,924	233,404
	Elopak ASA	67,241	326,019
*	Endur ASA	3,592	31,311
*Ω	Entra ASA	21,524	264,307
Ω	Europris ASA	101,496	950,740
#	Gjensidige Forsikring ASA	33,776	888,431
#*	Grieg Seafood ASA	17,155	114,172
#*	Hexagon Composites ASA	33,877	55,974
Ω	Kid ASA	12,875	181,825
		Shares	Value»
NORWAY — (Continued)
	Kitron ASA	67,277	$409,191
	Kongsberg Gruppen ASA	104,609	3,126,044
	Leroy Seafood Group ASA	22,262	101,271
*	LINK Mobility Group Holding ASA	102,460	326,901
#	Magnora ASA	16,615	38,147
	Medistim ASA	2,470	51,886
	Morrow Bank ASA	50,288	59,142
	Mowi ASA	31,958	595,301
Ω	Multiconsult ASA	5,960	123,121
*	Napatech AS	3,698	8,924
#*	NEL ASA	235,947	60,066
	Norbit ASA	2,130	42,328
*	Nordic Semiconductor ASA	29,568	401,979
	Norsk Hydro ASA	74,986	444,441
*	Northern Ocean Ltd.	10,938	6,448
*	NRC Group ASA	21,505	15,678
	Odfjell Drilling Ltd.	37,923	269,462
	Odfjell Technology Ltd.	3,913	18,838
	Olav Thon Eiendomsselskap ASA	2,629	74,860
	Orkla ASA	47,569	500,237
	Paratus Energy Services Ltd.	6,431	24,410
	Pareto Bank ASA	11,115	100,051
	Pexip Holding ASA	12,536	77,789
*	PhotoCure ASA	6,697	42,043
	Protector Forsikring ASA	33,026	1,612,446
	Rana Gruber ASA	5,863	40,701
#	Reach Subsea ASA	19,395	14,759
#	Salmar ASA	6,070	245,831
*	SATS ASA	12,194	46,318
*Ω	Scatec ASA	77,015	764,125
	Sea1 offshore, Inc.	28,559	74,777
	Selvaag Bolig ASA	22,992	82,060
#*Ω	Shelf Drilling Ltd.	17,298	15,103
#*	SmartCraft ASA	7,109	18,069
*	Solstad Offshore ASA	14,544	70,640
	Sparebank 1 Oestlandet	19,503	363,442
	SpareBank 1 Sor-Norge ASA	65,535	1,147,813
	Sparebanken More	18,957	194,172
	Sparebanken Norge	6,826	106,822
	Storebrand ASA	215,885	3,065,627
	Subsea 7 SA	66,245	1,283,759
	TGS ASA	95,494	701,578
	TOMRA Systems ASA	34,003	472,304
	Veidekke ASA	42,274	671,884
#	Vend Marketplaces ASA	9,650	380,905

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Vend Marketplaces ASA, Class B	9,897	$371,867
	Wilh Wilhelmsen Holding ASA, Class A	5,667	261,510
	Wilh Wilhelmsen Holding ASA, Class B	1,503	64,406
#	Zalaris ASA	5,204	37,819
*	Zaptec ASA	6,781	15,798
TOTAL NORWAY			29,413,090
PORTUGAL — (0.3%)
#	Altri SGPS SA	30,604	166,556
	Banco Comercial Portugues SA, Class R	2,490,955	2,045,434
	Corticeira Amorim SGPS SA	15,139	134,558
	CTT-Correios de Portugal SA	33,316	280,770
	EDP Renovaveis SA	129,974	1,525,987
	EDP SA (EDP PL)	932,445	4,030,363
	Ibersol SGPS SA	5,326	56,890
#	Navigator Co. SA	51,006	180,146
	NOS SGPS SA	85,516	352,509
	REN - Redes Energeticas Nacionais SGPS SA	167,843	569,576
	Sonae SGPS SA	418,269	603,526
TOTAL PORTUGAL			9,946,315
SINGAPORE — (0.8%)
*	AEM Holdings Ltd.	56,643	69,786
	Aztech Global Ltd.	48,500	24,774
	Boustead Singapore Ltd.	110,607	131,901
	BRC Asia Ltd.	23,800	65,638
	Bukit Sembawang Estates Ltd.	79,000	260,133
	Centurion Corp. Ltd.	94,500	124,069
	China Aviation Oil Singapore Corp. Ltd.	148,900	128,254
	China Sunsine Chemical Holdings Ltd.	198,500	106,769
	City Developments Ltd.	272,900	1,291,955
	CSE Global Ltd.	229,414	114,497
	DBS Group Holdings Ltd.	275,304	10,104,887
	DFI Retail Group Holdings Ltd.	47,000	162,030
*††	Ezion Holdings Ltd.	350,280	0
		Shares	Value»
SINGAPORE — (Continued)
#*††	Ezra Holdings Ltd.	140,402	$0
	Food Empire Holdings Ltd.	66,800	120,727
	Frasers Property Ltd.	118,400	85,538
	Frencken Group Ltd.	117,100	148,580
*	Fu Yu Corp. Ltd.	192,800	15,937
*	Gallant Venture Ltd.	272,800	17,631
#	Genting Singapore Ltd.	994,600	561,037
#	Grand Venture Technology Ltd.	41,400	29,333
	GuocoLand Ltd.	129,966	168,921
	Haw Par Corp. Ltd.	43,500	463,975
	Ho Bee Land Ltd.	82,800	129,314
	Hong Fok Corp. Ltd.	87,200	54,267
	Hong Leong Finance Ltd.	44,100	92,025
	Hongkong Land Holdings Ltd.	152,900	923,628
	Hour Glass Ltd.	84,500	130,759
	HRnetgroup Ltd.	119,200	64,185
	iFAST Corp. Ltd.	42,300	294,312
	ISDN Holdings Ltd.	58,689	16,711
	Keppel Ltd.	346,900	2,253,753
	LHN Ltd.	30,700	18,576
	Metro Holdings Ltd.	128,400	43,028
	Micro-Mechanics Holdings Ltd.	22,100	31,239
#*††	Midas Holdings Ltd.	200,100	0
	Nanofilm Technologies International Ltd.	22,400	12,601
	Netlink NBN Trust	744,100	512,628
	OUE Ltd.	49,300	42,459
	Oversea-Chinese Banking Corp. Ltd.	232,945	3,018,771
*	Oxley Holdings Ltd.	373,865	32,439
	Pacific Century Regional Developments Ltd.	48,300	16,195
	Pan-United Corp. Ltd.	105,900	80,544
	Propnex Ltd.	69,200	73,420
	PSC Corp. Ltd.	60,700	18,438
	Q&M Dental Group Singapore Ltd.	53,280	16,191
	Raffles Medical Group Ltd.	154,100	117,147
	Seatrium Ltd.	594,820	1,033,774
	Sheng Siong Group Ltd.	141,000	227,614
	SIA Engineering Co. Ltd.	44,900	106,098
	Singapore Land Group Ltd.	68,500	140,521
	Singapore Post Ltd.	471,600	177,185
	Singapore Technologies Engineering Ltd.	316,400	2,128,511

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Straits Trading Co. Ltd.	80,806	$100,134
*††	Swiber Holdings Ltd.	50,250	0
*	Thomson Medical Group Ltd.	916,800	36,717
	United Overseas Bank Ltd.	94,500	2,625,469
	UOL Group Ltd.	157,751	833,902
	Valuetronics Holdings Ltd.	154,710	92,192
	Venture Corp. Ltd.	45,500	451,325
	Vicom Ltd.	32,400	39,900
	Wee Hur Holdings Ltd.	274,100	134,990
	Wing Tai Holdings Ltd.	246,500	258,101
	Yangzijiang Shipbuilding Holdings Ltd.	718,400	1,409,090
TOTAL SINGAPORE			31,984,525
SPAIN — (3.2%)
	Acciona SA	16,847	3,231,168
	Acerinox SA	63,330	730,796
	ACS Actividades de Construccion y Servicios SA	98,448	6,794,340
Ω	Aedas Homes SA	2,525	60,761
Ω	Aena SME SA	89,400	2,407,373
	Almirall SA	20,062	241,489
	Amadeus IT Group SA	143,660	11,535,000
	Atresmedia Corp. de Medios de Comunicacion SA	39,441	222,887
	Audax Renovables SA	89,063	146,930
	Azkoyen SA	4,058	40,303
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	491,782	8,202,066
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	52,384	876,384
	Banco de Sabadell SA	2,576,619	9,510,043
	Banco Santander SA (SAN SM)	2,061,320	17,708,350
	Banco Santander SA (SAN US), Sponsored ADR	69,983	602,552
	Bankinter SA	299,967	4,281,796
	CaixaBank SA	967,176	9,099,487
Ω	Cellnex Telecom SA	58,302	2,057,450
		Shares	Value»
SPAIN — (Continued)
	Construcciones y Auxiliar de Ferrocarriles SA	13,228	$801,039
#	Corp. ACCIONA Energias Renovables SA	20,340	547,609
*	eDreams ODIGEO SA	18,315	173,348
	Elecnor SA	17,817	484,483
	Enagas SA	22,883	342,730
#	Ence Energia y Celulosa SA	24,710	77,758
	Endesa SA	34,501	999,847
	Ercros SA	13,714	48,711
	Faes Farma SA	97,892	484,909
	Ferrovial SE	49,581	2,541,667
	Fluidra SA	22,481	560,690
#Ω	Gestamp Automocion SA	40,092	150,706
Ω	Global Dominion Access SA	36,899	141,816
*	Grenergy Renovables SA	3,309	245,232
*	Grifols SA	58,236	867,724
	Iberdrola SA	489,103	8,596,636
#	Indra Sistemas SA	40,975	1,697,348
	Industria de Diseno Textil SA	303,676	14,505,699
	Laboratorios Farmaceuticos Rovi SA	6,903	426,101
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	153,281	236,153
	Mapfre SA	447,822	1,823,790
	Naturgy Energy Group SA	9,060	284,148
Ω	Neinor Homes SA	13,514	262,668
*	Obrascon Huarte Lain SA	186,372	70,002
	Pharma Mar SA	1,779	162,159
	Prim SA	1,123	15,624
*	Promotora de Informaciones SA, Class A	51,144	20,369
Ω	Prosegur Cash SA	43,253	37,043
	Realia Business SA	163,953	175,686
	Redeia Corp. SA	147,722	2,863,736
	Sacyr SA	107,160	438,794
*	Solaria Energia y Medio Ambiente SA	47,470	610,374
#*††	Soltec Power Holdings SA	4,800	1,643
#*Ω	Talgo SA	18,976	65,635

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Tecnicas Reunidas SA	38,833	$956,334
#	Telefonica SA (TEF SM)	1,309,995	6,760,613
#	Tubacex SA	61,124	254,597
Ω	Unicaja Banco SA	502,777	1,320,995
TOTAL SPAIN			127,803,591
SWEDEN — (3.7%)
	AAK AB	17,148	441,122
Ω	AcadeMedia AB	36,502	334,241
	AddLife AB, Class B	43,022	757,624
	Addnode Group AB	45,365	519,038
	AddTech AB, Class B	88,465	2,974,032
	AFRY AB	67,994	1,052,450
	Alfa Laval AB	51,089	2,219,695
Ω	Alimak Group AB	28,194	483,221
	Alleima AB	87,037	615,087
	Alligo AB, Class B	9,012	96,773
Ω	Ambea AB	54,102	680,631
*	Annehem Fastigheter AB, Class B	20,118	34,478
	AQ Group AB	12,285	250,374
	Arise AB	18,466	64,814
	Arjo AB, Class B	60,821	211,947
*	Asmodee Group AB, Class B	37,385	470,811
	Assa Abloy AB, Class B	86,434	2,860,121
	Atlas Copco AB (ATCOA SS), Class A	416,508	6,342,744
	Atlas Copco AB (ATCOB SS), Class B	274,818	3,719,154
	Atrium Ljungberg AB, Class B	75,650	244,680
Ω	Attendo AB	47,275	330,329
	Avanza Bank Holding AB	99,161	3,653,048
#	Axfood AB	47,948	1,428,769
	Beijer Alma AB	16,990	457,105
	Beijer Ref AB	36,411	611,228
	Bergman & Beving AB	16,194	520,679
	Betsson AB, Class B	91,314	1,546,162
#*	Better Collective AS	18,297	257,818
*	BHG Group AB	62,928	149,480
	Bilia AB, Class A	51,649	606,840
	Billerud Aktiebolag	76,293	647,783
	BioGaia AB, Class B	36,515	365,361
	Bjorn Borg AB	8,728	51,575
*	Boliden AB	73,561	2,251,645
*	Bonava AB, Class B	78,500	91,968
*Ω	Boozt AB	23,237	206,875
Ω	Bravida Holding AB	105,011	985,417
	BTS Group AB, Class B	885	18,705
		Shares	Value»
SWEDEN — (Continued)
	Bufab AB	56,260	$557,939
	Bulten AB	3,625	21,805
	Bure Equity AB	40,290	1,189,413
	Byggmax Group AB	33,690	200,103
*	Camurus AB	12,788	887,280
*	Carasent AB	7,011	21,215
#	Castellum AB	48,636	553,651
	Catella AB	30,701	93,000
	Catena AB	11,657	526,596
*	Cavotec Group AB	12,463	22,407
	Cellavision AB	2,712	48,522
	Cibus Nordic Real Estate AB publ	16,108	285,400
*	Cint Group AB	88,523	64,521
	Clas Ohlson AB, Class B	39,038	1,358,309
	Cloetta AB, Class B	56,728	182,440
Ω	Coor Service Management Holding AB	57,136	268,551
#	Corem Property Group AB (COREB SS), Class B	195,859	87,359
	Corem Property Group AB (CORED SS), Class D	2,536	61,351
*	Ctek AB	5,741	8,535
	CTT Systems AB	3,004	67,430
	Dios Fastigheter AB	36,499	239,791
Ω	Dometic Group AB	95,349	481,649
*Ω	Dustin Group AB	466,812	76,369
*	Dynavox Group AB	15,679	202,672
	Eastnine AB	14,357	69,252
	Elanders AB, Class B	6,728	39,491
*	Electrolux AB, Class B	103,096	627,917
	Electrolux Professional AB, Class B	105,894	719,519
	Elekta AB, Class B	115,787	570,959
*	Embracer Group AB	42,160	436,128
*	Enad Global 7 AB	8,884	11,484
*	Enea AB	6,109	46,063
	Engcon AB	11,770	92,228
	Eolus Vind AB, Class B	4,899	27,001
	Ependion AB	3,773	45,540
	Epiroc AB (EPIA SS), Class A	119,387	2,429,902
	Epiroc AB (EPIB SS), Class B	73,342	1,314,728
#	EQT AB	20,316	679,044
Ω	Evolution AB	22,303	1,984,098
	Ework Group AB	5,246	56,764
#	Fabege AB	110,445	925,015
	Fagerhult Group AB	20,861	80,564
*	Fastighets AB Balder, Class B	79,516	536,899

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Fastighets AB Trianon	12,292	$23,671
*	Fastighetsbolaget Emilshus AB, Class B	324	1,660
	FastPartner AB (FPARA SS), Class A	26,872	137,127
	FastPartner AB (FPARD SS), Class D	6,387	49,866
	Fenix Outdoor International AG	1,370	70,110
	FormPipe Software AB	5,484	15,360
	G5 Entertainment AB	965	10,394
	Getinge AB, Class B	52,815	1,042,476
	Granges AB	59,043	791,715
*Ω	Green Landscaping Group AB	1,854	10,618
*	Gruvaktiebolaget Viscaria	8,929	14,714
#	H & M Hennes & Mauritz AB, Class B	98,108	1,321,676
	Hanza AB	4,885	55,610
	Heba Fastighets AB, Class B	22,173	69,981
	Hemnet Group AB	59,642	1,717,598
	Hexagon AB, Class B	164,378	1,806,198
*	Hexatronic Group AB	71,168	151,158
	Hexpol AB	92,334	795,087
*	HMS Networks AB	12,718	534,407
Ω	Hoist Finance AB	36,279	357,449
#	Holmen AB (HOLMB SS), Class B	15,331	569,801
	Hufvudstaden AB, Class A	39,757	481,084
	Humana AB	18,614	70,357
	Husqvarna AB (HUSQA SS), Class A	6,401	34,621
	Husqvarna AB (HUSQB SS), Class B	102,261	553,856
	Indutrade AB	59,512	1,445,213
	Instalco AB	108,086	283,020
	INVISIO AB	20,829	674,882
	Inwido AB	24,189	449,747
*	ITAB Shop Concept AB	35,246	62,433
	JM AB	35,932	514,905
*	John Mattson Fastighetsforetagen AB	8,820	55,324
	Kabe Group AB, Class B	1,160	30,405
*	Karnov Group AB	25,012	296,416
		Shares	Value»
SWEDEN — (Continued)
#*	K-fast Holding AB	41,087	$69,229
*	Klarabo Sverige AB, Class B	19,376	30,286
	KNOW IT AB	16,681	199,239
	Lagercrantz Group AB, Class B	85,860	1,993,423
	Lifco AB, Class B	46,402	1,652,889
	Lime Technologies AB	6,782	263,535
	Lindab International AB	28,206	592,850
	Loomis AB	18,478	730,607
*	Medcap AB	3,271	217,469
	Medicover AB, Class B	16,981	475,698
	MEKO AB	13,105	114,608
	Micro Systemation AB, Class B	5,726	32,913
	Midsona AB, Class B	13,356	10,904
	MIPS AB	3,872	164,101
*	Modern Times Group MTG AB, Class B	51,612	530,602
	Momentum Group AB	5,204	82,470
Ω	Munters Group AB	55,652	783,206
	Mycronic AB	57,746	1,253,023
*	NCAB Group AB	68,675	371,120
	NCC AB, Class B	44,361	839,988
	Nederman Holding AB	7,369	127,838
*	Net Insight AB, Class B	46,248	19,118
	New Wave Group AB, Class B	35,622	426,608
#	Nibe Industrier AB, Class B	155,070	715,557
	Nilorngruppen AB, Class B	1,618	9,257
	Nivika Fastigheter AB, Class B	9,301	41,365
*	Nobia AB	179,884	82,937
	Nolato AB, Class B	14,872	87,974
	Nordnet AB publ	62,336	1,683,451
*	Norion Bank AB	47,759	305,159
	Note AB	2,905	56,771
#	NP3 Fastigheter AB	10,674	282,313
	Nyfosa AB	59,337	514,411
	OEM International AB, Class B	43,789	603,369
#*	Orron Energy AB	107,701	55,494
	Pandox AB	40,276	716,842
	Peab AB, Class B	57,607	433,237
	Platzer Fastigheter Holding AB, Class B	30,544	217,654
	Prevas AB, Class B	3,001	22,673
	Ratos AB, Class B	176,419	624,538
	RaySearch Laboratories AB	15,744	539,595

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Rejlers AB	5,502	$111,817
	Rusta AB	17,884	139,859
	Rvrc Holding AB	45,114	204,634
	Saab AB, Class B	27,844	1,514,546
	Sagax AB (SAGAA SS), Class A	309	6,624
	Sagax AB (SAGAB SS), Class B	43,876	928,663
#	Samhallsbyggnadsbolaget i Norden AB	300,861	150,847
	Samhallsbyggnadsbolaget i Norden AB, Class D	18,499	14,826
	Sandvik AB	129,240	3,153,412
Ω	Scandic Hotels Group AB	91,538	759,066
#*	Sdiptech AB, Class B	9,910	199,208
	Sectra AB, Class B	53,846	1,996,393
	Securitas AB, Class B	126,576	1,878,557
*	Sedana Medical AB	13,026	21,075
*	Sensys Gatso Group AB	3,064	13,055
*Ω	Sinch AB	223,737	768,079
	SinterCast AB	1,838	21,476
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	327,012	5,720,266
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	3,672	65,081
	Skanska AB, Class B	71,874	1,676,568
	SKF AB (SKFA SS), Class A	2,962	69,690
	SKF AB (SKFB SS), Class B	49,068	1,142,913
	SkiStar AB	27,008	426,063
	Solid Forsakring AB	5,045	38,242
*	Stendorren Fastigheter AB	3,617	75,644
*	Stillfront Group AB	212,710	110,243
	Storskogen Group AB, Class B	613,315	711,831
	Svedbergs Group AB	12,363	70,979
	Svenska Cellulosa AB SCA (SCAA SS), Class A	5,252	66,036
	Svenska Cellulosa AB SCA (SCAB SS), Class B	106,623	1,337,175
	Svenska Handelsbanken AB (SHBA SS), Class A	267,461	3,258,845
		Shares	Value»
SWEDEN — (Continued)
#	Svenska Handelsbanken AB (SHBB SS), Class B	6,334	$123,768
	Sweco AB, Class B	78,044	1,231,107
	Swedbank AB, Class A	138,165	3,679,061
*	Swedish Logistic Property AB, Class B	8,692	35,172
*	Swedish Orphan Biovitrum AB	49,382	1,357,832
	Synsam AB	49,955	272,524
	Systemair AB	33,125	320,368
	Tele2 AB, Class B	243,542	3,763,969
#	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	45,200	326,344
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	6,510	47,364
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	413,952	3,006,774
#	Telia Co. AB	519,083	1,833,251
Ω	Thule Group AB	29,701	839,996
	Trelleborg AB, Class B	20,576	747,624
	Troax Group AB	9,144	127,755
	Truecaller AB, Class B	65,748	328,430
	VBG Group AB, Class B	4,446	127,742
*	Vestum AB	15,230	14,962
#*	Viaplay Group AB	337,248	30,809
	Vitec Software Group AB, Class B	12,334	478,159
	Vitrolife AB	31,238	459,040
	Volati AB	9,287	102,433
	Volvo AB (VOLVA SS), Class A	48,000	1,376,161
	Volvo AB (VOLVB SS), Class B	335,482	9,634,971
#*	Volvo Car AB, Class B	215,668	412,447
#	Wallenstam AB, Class B	147,862	670,144
	Wihlborgs Fastigheter AB	119,878	1,178,048
	XANO Industri AB, Class B	4,020	25,107
#*	XSpray Pharma AB	4,490	23,802
TOTAL SWEDEN			148,452,865

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (8.1%)
	ABB Ltd.	257,472	$16,812,430
#	Accelleron Industries AG (ACLLY US), ADR	1,336	122,096
	Accelleron Industries AG (ACLN SW)	42,178	3,841,627
	Adecco Group AG	92,117	2,900,593
	Alcon AG	51,496	4,508,475
	Allreal Holding AG	7,513	1,699,324
	ALSO Holding AG	3,802	1,148,315
	APG SGA SA	611	170,494
	Arbonia AG	858	5,811
	Ascom Holding AG	16,764	84,660
	Baloise Holding AG	22,991	5,510,136
	Banque Cantonale de Geneve	494	146,281
	Banque Cantonale Vaudoise	12,119	1,402,462
	Belimo Holding AG	4,126	4,801,541
	Bellevue Group AG	2,469	23,778
	Berner Kantonalbank AG	2,328	727,693
	BKW AG	8,476	1,892,458
	Bossard Holding AG, Class A	2,376	503,559
	Bucher Industries AG	2,910	1,374,244
	Burckhardt Compression Holding AG	1,848	1,645,814
	Burkhalter Holding AG	2,537	456,226
	Bystronic AG	344	170,280
#	Calida Holding AG	727	12,825
	Carlo Gavazzi Holding AG	142	32,355
	Cembra Money Bank AG	15,276	1,714,429
	Cham Swiss Properties AG	1,743	49,100
*	Cicor Technologies Ltd.	223	55,276
	Cie Financiere Tradition SA	443	128,247
#	Clariant AG	113,235	1,162,126
	Coltene Holding AG	840	53,968
	Daetwyler Holding AG	1,487	264,826
	DKSH Holding AG	23,649	1,635,334
#*	DocMorris AG	33,556	314,217
	dormakaba Holding AG	1,316	1,270,367
	DSM-Firmenich AG	20,907	2,008,733
	EFG International AG	46,629	924,218
	Emmi AG	906	824,689
#	EMS-Chemie Holding AG	1,288	1,013,387
#*	Feintool International Holding AG	840	12,680
	Flughafen Zurich AG	8,362	2,356,717
		Shares	Value»
SWITZERLAND — (Continued)
	Forbo Holding AG	225	$213,416
	Galderma Group AG	13,631	2,100,784
Ω	Galenica AG	35,154	3,730,881
	Geberit AG	10,434	7,993,470
#	Georg Fischer AG	17,520	1,370,566
	Givaudan SA	2,064	8,628,236
	Glarner Kantonalbank	1,134	29,715
	Helvetia Holding AG	19,614	4,716,803
	Hiag Immobilien Holding AG	723	96,154
	Huber & Suhner AG	8,082	1,079,156
	Implenia AG	4,981	335,268
	Inficon Holding AG	4,862	585,025
	Interroll Holding AG	150	422,395
	Intershop Holding AG	2,180	403,544
	Investis Holding SA	1,724	266,460
	Julius Baer Group Ltd.	61,468	4,159,187
	Jungfraubahn Holding AG	459	114,519
	Kardex Holding AG	2,187	842,142
*	Komax Holding AG	1,162	159,052
*	Kudelski SA	3,540	6,531
	Kuehne & Nagel International AG	11,897	2,425,547
	Landis & Gyr Group AG	10,056	821,116
	Lastminute.com NV	3,748	74,668
*	LEM Holding SA	128	104,047
	Liechtensteinische Landesbank AG	5,939	634,863
#	Logitech International SA (LOGI US)	10,548	979,698
	Logitech International SA (LOGN SW)	29,073	2,695,848
Ω	Medacta Group SA	1,879	340,812
Ω	Medmix AG	2,102	30,723
	Meier Tobler Group AG	2,096	93,823
	Metall Zug AG, Class B	62	76,151
	Mikron Holding AG	1,314	29,597
#	Mobilezone Holding AG	14,860	207,287
	Mobimo Holding AG	3,594	1,407,602
*Ω	Montana Aerospace AG	3,287	114,486
	Naturenergie Holding AG	4,212	171,364
	Novartis AG (NOVN SW)	13,040	1,485,087
#	Novartis AG (NVS US), Sponsored ADR	347,072	39,475,969
#	Novavest Real Estate AG	964	46,977
	OC Oerlikon Corp. AG Pfaffikon	50,966	248,998

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	Orell Fuessli AG	246	$31,761
#*	Orior AG	1,050	15,814
	Partners Group Holding AG	6,159	8,279,522
*	Peach Property Group AG	2,272	16,343
	Phoenix Mecano AG	277	156,577
	Plazza AG, Class A	42	20,594
*Ω	PolyPeptide Group AG	1,208	33,600
	PSP Swiss Property AG	19,021	3,227,185
#	Rieter Holding AG	795	60,621
	Roche Holding AG (RO SW)	5,281	1,755,061
	Roche Holding AG (ROG SW)	116,234	36,273,500
	Romande Energie Holding SA	3,048	155,809
	Sandoz Group AG (SDZ SW)	102,366	5,854,198
*	Santhera Pharmaceuticals Holding AG	1,180	21,492
	Schindler Holding AG	4,589	1,609,497
	Schweiter Technologies AG	215	99,136
	SF Urban Properties AG	145	17,618
	SFS Group AG	4,928	636,825
	SGS SA	54,562	5,544,228
	Siegfried Holding AG	8,140	910,102
#	SIG Group AG	188,575	3,050,912
	Sika AG	42,089	9,932,142
	SKAN Group AG	1,871	171,587
	Softwareone Holding AG	23,949	195,458
	Sonova Holding AG	18,384	5,004,271
	St. Galler Kantonalbank AG	1,018	621,145
#	Stadler Rail AG	18,984	501,684
	Straumann Holding AG	21,980	2,678,040
	Sulzer AG	8,243	1,586,043
#	Swatch Group AG (UHR SW)	10,557	1,867,082
#	Swatch Group AG (UHRN SW)	19,445	708,252
	Swiss Life Holding AG	9,783	10,133,207
	Swiss Prime Site AG	34,534	4,776,353
	Swiss Re AG	103,571	18,539,349
#	Swisscom AG	9,657	6,710,015
	Swissquote Group Holding SA	6,994	4,647,132
	Tecan Group AG	1,583	313,421
	Temenos AG	18,409	1,646,586
	TX Group AG	1,340	364,314
		Shares	Value»
SWITZERLAND — (Continued)
*	u-blox Holding AG	3,838	$477,916
*	UBS Group AG (UBS US)	52,577	1,962,719
	UBS Group AG (UBSG SW)	269,211	10,004,960
	Valiant Holding AG	6,872	1,081,637
	Varia U.S. Properties AG	791	19,524
Ω	VAT Group AG	5,827	2,040,549
	Vaudoise Assurances Holding SA	433	334,188
	Vontobel Holding AG	16,069	1,171,654
	VP Bank AG, Class A	362	34,566
	VZ Holding AG	5,795	1,226,507
	V-ZUG Holding AG	925	59,293
	Walliser Kantonalbank	803	124,574
	Warteck Invest AG	38	92,880
#	Ypsomed Holding AG	1,282	613,382
	Zehnder Group AG	1,233	108,635
	Zug Estates Holding AG, Class B	122	321,514
	Zuger Kantonalbank	37	389,541
	Zurich Insurance Group AG	19,902	13,575,277
TOTAL SWITZERLAND			324,305,550
UNITED KINGDOM — (12.6%)
	3i Group PLC	159,187	8,698,315
	4imprint Group PLC	12,496	591,894
	Aberdeen Group PLC	714,348	1,884,976
*	Accesso Technology Group PLC	5,610	33,159
	Admiral Group PLC	103,501	4,665,461
	Advanced Medical Solutions Group PLC	46,080	123,643
	AG Barr PLC	33,913	308,075
Ω	Airtel Africa PLC	434,917	1,170,783
	AJ Bell PLC	136,933	969,836
Ω	Alfa Financial Software Holdings PLC	62,251	187,895
	Antofagasta PLC	35,601	877,978
*	AO World PLC	118,657	145,556
	Ashmore Group PLC	83,278	191,936
	Ashtead Group PLC	77,699	5,191,172
	Ashtead Technology Holdings PLC	33,238	146,917
#*	ASOS PLC	24,265	99,287
#*Ω	Aston Martin Lagonda Global Holdings PLC	59,183	54,437
	AstraZeneca PLC (AZN LN)	25,658	3,743,288

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	AstraZeneca PLC (AZN US), Sponsored ADR	353,855	$25,863,262
	Atalaya Mining Copper SA	43,021	259,295
*	Auction Technology Group PLC	24,744	160,657
Ω	Auto Trader Group PLC	474,278	5,235,929
	Aviva PLC	584,887	4,997,275
	Avon Technologies PLC	6,389	178,223
	B&M European Value Retail SA	389,358	1,150,892
	Babcock International Group PLC	225,580	3,092,775
	BAE Systems PLC	252,624	6,027,764
Ω	Bakkavor Group PLC	53,124	164,462
	Balfour Beatty PLC	188,688	1,348,458
	Barclays PLC (BARC LN)	1,252,014	6,119,867
	Barclays PLC (BCS US), Sponsored ADR	251,315	4,930,800
	Barratt Redrow PLC	612,559	3,016,516
	Beazley PLC	398,001	4,689,535
	Begbies Traynor Group PLC	34,007	53,827
	Bellway PLC	63,366	2,073,841
	Berkeley Group Holdings PLC	48,315	2,323,580
	Bloomsbury Publishing PLC	42,088	265,495
#*	boohoo Group PLC	332,375	76,135
	Brickability Group PLC	16,122	13,263
Ω	Bridgepoint Group PLC	13,466	58,055
#	Brooks Macdonald Group PLC	2,856	68,083
	BT Group PLC	2,033,589	5,553,806
	Bunzl PLC	113,857	3,378,986
*	Burberry Group PLC	153,055	2,596,254
	Burford Capital Ltd.	71,092	901,887
	Bytes Technology Group PLC (BYIT LN)	105,172	507,465
	C&C Group PLC	139,870	326,803
*	Capita PLC	13,141	52,448
	Capital Ltd.	37,907	47,142
	Card Factory PLC	99,820	134,361
	Carr's Group PLC	9,982	19,043
	Castings PLC	3,885	14,679
	Central Asia Metals PLC	80,782	156,151
	Chemring Group PLC	78,841	570,974
	Chesnara PLC	88,613	308,411
		Shares	Value»
UNITED KINGDOM — (Continued)
	Clarkson PLC	11,351	$516,860
*	Close Brothers Group PLC	83,764	445,168
Ω	CMC Markets PLC	34,131	102,304
	Coca-Cola HBC AG	23,634	1,228,311
	Cohort PLC	6,022	115,750
	Compass Group PLC	302,533	10,630,839
	Computacenter PLC	49,401	1,493,043
	Conduit Holdings Ltd.	21,061	84,709
Ω	ConvaTec Group PLC	419,916	1,293,771
	Costain Group PLC	82,959	179,535
	Crest Nicholson Holdings PLC	138,281	332,831
	Croda International PLC	15,147	521,316
*	Currys PLC	737,423	1,097,344
	CVS Group PLC	28,112	455,090
	DCC PLC	49,545	3,103,054
*	DFS Furniture PLC	94,872	200,029
#	Diageo PLC (DEO US), Sponsored ADR	74,375	7,285,031
	Diageo PLC (DGE LN)	22,401	542,945
#*	Dialight PLC	4,837	13,180
	Diploma PLC	40,010	2,832,305
	DiscoverIE Group PLC	24,389	222,235
	Domino's Pizza Group PLC	123,202	389,984
	dotdigital group PLC	72,032	68,723
	Dr. Martens PLC	251,750	268,543
	Drax Group PLC	225,933	2,110,111
	Dunelm Group PLC	45,981	737,599
#*	EKF Diagnostics Holdings PLC	91,050	37,092
	Elementis PLC	217,555	497,821
	Entain PLC	68,364	918,040
	Epwin Group PLC	48,473	60,838
	Essentra PLC	67,810	93,582
	Experian PLC	285,460	15,041,095
	FDM Group Holdings PLC	56,476	90,586
	Firstgroup PLC	220,220	655,217
*	Flowtech Fluidpower PLC	100	82
	Foresight Group Holdings Ltd.	27,631	168,566
	Foxtons Group PLC	116,990	90,356
*	Frasers Group PLC	28,697	259,823
	Fresnillo PLC	97,883	1,804,833
	Fuller Smith & Turner PLC, Class A	4,475	34,844
*Ω	Funding Circle Holdings PLC	43,359	77,210
	Future PLC	64,490	603,149
	Galliford Try Holdings PLC	34,108	196,752

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Games Workshop Group PLC	13,030	$2,791,836
*	Gaming Realms PLC	107,480	76,404
	Gamma Communications PLC	32,720	469,588
	GB Group PLC	145,567	448,477
	Genuit Group PLC	71,526	367,394
*	Georgia Capital PLC	12,444	348,968
	Gooch & Housego PLC	6,576	52,520
	Grafton Group PLC, CDI	64,271	753,471
	Grainger PLC	441,812	1,194,471
	Greencore Group PLC	170,785	579,853
	Greggs PLC	30,491	634,045
*	Griffin Mining Ltd.	5,707	13,874
	GSK PLC (GSK LN)	244,223	4,492,230
#	GSK PLC (GSK US), Sponsored ADR	81,069	3,011,728
*	Gulf Marine Services PLC	55,690	15,096
*Ω	Gym Group PLC	34,826	67,564
	Haleon PLC (HLN LN)	892,185	4,184,944
#	Haleon PLC (HLN US), ADR	45,689	430,847
	Halfords Group PLC	77,447	146,842
	Halma PLC	61,637	2,637,355
	Harworth Group PLC	68,062	169,506
	Hays PLC	573,279	481,897
*	Headlam Group PLC	23,382	25,340
	Helical PLC	46,922	140,141
	Henry Boot PLC	43,597	132,134
	Hikma Pharmaceuticals PLC	23,273	601,543
	Hill & Smith PLC	34,274	922,476
	Hilton Food Group PLC	43,116	483,404
	Hiscox Ltd.	129,263	2,200,732
	Hochschild Mining PLC	190,661	700,693
	Hollywood Bowl Group PLC	50,982	165,501
*Ω	Hostelworld Group PLC	39,268	60,895
	Howden Joinery Group PLC	278,689	3,226,262
	HSBC Holdings PLC (HSBA LN)	536,883	6,540,830
	HSBC Holdings PLC (HSBC US), Sponsored ADR	295,612	18,121,016
	Hunting PLC	109,130	452,951
Ω	Ibstock PLC	30,625	60,625
		Shares	Value»
UNITED KINGDOM — (Continued)
	ICG PLC	114,260	$3,271,569
#	IDOX PLC	187,403	153,320
	IG Group Holdings PLC	119,986	1,786,689
	IMI PLC	114,629	3,348,889
	Impax Asset Management Group PLC	39,038	101,975
	Inchcape PLC	203,781	1,885,964
*	Indivior PLC	29,746	600,865
	Informa PLC	299,163	3,420,945
	IntegraFin Holdings PLC	51,465	243,661
	International Workplace Group PLC	157,597	459,824
	Intertek Group PLC	30,310	1,970,756
*	IP Group PLC	388,070	286,519
	ITV PLC	1,244,401	1,349,790
	J D Wetherspoon PLC	21,332	211,428
	J Sainsbury PLC	756,370	3,024,415
#	James Halstead PLC	48,573	94,251
	JD Sports Fashion PLC	871,655	978,421
*	John Wood Group PLC	473,199	115,237
	Johnson Matthey PLC	88,563	2,063,589
	Jupiter Fund Management PLC	232,206	394,753
	Just Group PLC	670,745	1,865,407
	Kainos Group PLC	31,803	310,313
	Keller Group PLC	21,231	370,831
	Kier Group PLC	161,755	422,844
	Kingfisher PLC	717,173	2,550,126
	Kitwave Group PLC	11,216	36,258
	Knights Group Holdings PLC	6,242	14,152
	Lancashire Holdings Ltd.	113,747	939,278
	Legal & General Group PLC	1,441,997	4,878,370
	Lion Finance Group PLC	11,242	1,127,058
	Liontrust Asset Management PLC	13,438	63,069
	Lloyds Banking Group PLC (LLOY LN)	9,915,718	10,168,049
	London Investment Group PLC	5,154	24,183
	LSL Property Services PLC	32,720	128,177
Ω	Luceco PLC	24,469	41,345
	M&C Saatchi PLC	14,575	35,305
	M&G PLC	1,304,539	4,490,086

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Macfarlane Group PLC	29,086	$38,093
	Man Group PLC	294,898	640,443
	Marks & Spencer Group PLC	933,555	4,287,434
	Marshalls PLC	86,978	237,327
*	Marston's PLC	137,174	77,544
*	McBride PLC	108,739	178,393
	Me Group International PLC	107,196	314,107
	Mears Group PLC	46,241	237,885
	Melrose Industries PLC	239,415	1,616,439
*	Metro Bank Holdings PLC	30,646	52,150
#	Midwich Group PLC	22,780	68,734
*	Mitchells & Butlers PLC	97,664	355,927
	MJ Gleeson PLC	12,606	60,116
	Mondi PLC	93,006	1,257,282
	MONY Group PLC	384,116	1,016,289
	Moonpig Group PLC	137,590	388,927
	Morgan Sindall Group PLC	28,698	1,741,084
	Mortgage Advice Bureau Holdings Ltd.	9,135	97,396
	National Grid PLC (NG LN)	190,023	2,670,216
	National Grid PLC (NGG US), Sponsored ADR	55,931	3,936,983
	NatWest Group PLC (NWG LN)	1,236,363	8,582,307
	NCC Group PLC	111,566	221,327
	Next 15 Group PLC	58,483	216,638
	Next PLC	29,404	4,772,886
	Nichols PLC	727	12,663
	Ninety One PLC	97,363	241,288
*	Ocado Group PLC	81,533	337,919
Ω	On the Beach Group PLC	51,184	182,199
	OSB Group PLC	207,303	1,516,368
	Oxford Instruments PLC	21,031	502,730
*	Oxford Nanopore Technologies PLC	19,162	51,364
	Pagegroup PLC	246,768	863,133
	Paragon Banking Group PLC	92,530	1,103,464
	PayPoint PLC	36,753	351,495
	Pearson PLC (PSON LN)	173,927	2,459,493
	Pennon Group PLC	194,672	1,286,084
	Persimmon PLC	92,352	1,392,552
	Pets at Home Group PLC	126,436	380,854
		Shares	Value»
UNITED KINGDOM — (Continued)
	Phoenix Group Holdings PLC	252,684	$2,209,739
	Playtech PLC	95,104	499,198
	Plus500 Ltd.	60,436	2,682,246
	Polar Capital Holdings PLC	49,054	307,066
	Pollen Street Group Ltd.	6,224	69,377
	Porvair PLC	5,022	48,963
	PPHE Hotel Group Ltd.	3,969	85,390
	Premier Foods PLC	250,147	635,746
	Prudential PLC (PRU LN)	146,374	1,856,926
#	Prudential PLC (PUK US), ADR	57,880	1,477,098
*	PureTech Health PLC (PRTC LN)	35,409	66,813
	PZ Cussons PLC	23,551	21,810
	QinetiQ Group PLC	157,582	1,033,122
Ω	Quilter PLC	683,313	1,526,841
	Rank Group PLC	41,335	85,437
	Rathbones Group PLC	14,311	360,782
	Reach PLC	232,900	213,769
	Reckitt Benckiser Group PLC	144,769	10,849,823
	Record PLC	31,963	23,571
	RELX PLC (REL LN)	28,808	1,496,895
	RELX PLC (RELX US), Sponsored ADR	397,933	20,648,733
	RELX PLC (REN NA)	26,000	1,350,217
	Renew Holdings PLC	34,215	382,076
	Renold PLC	60,850	64,453
	Rentokil Initial PLC	193,789	966,706
	Rentokil Initial PLC, Sponsored ADR	17,513	433,797
	Ricardo PLC	9,596	54,323
	Rightmove PLC	634,492	6,847,113
	Rio Tinto PLC (RIO US), Sponsored ADR	23,472	1,402,921
	Robert Walters PLC	34,121	64,540
	Rolls-Royce Holdings PLC	1,160,557	16,471,751
	Rotork PLC	324,537	1,392,007
	RS Group PLC	110,598	813,886
	RWS Holdings PLC	106,895	126,372
	S&U PLC	2,061	49,342
	S4 Capital PLC	78,707	24,845
Ω	Sabre Insurance Group PLC	49,447	99,601
	Sage Group PLC	224,236	3,600,478
	Savills PLC	54,499	703,206
	Schroders PLC	219,220	1,126,822
	Secure Trust Bank PLC	5,821	76,816

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Senior PLC	68,446	$182,396
	Severfield PLC	101,799	42,882
	Severn Trent PLC	90,595	3,176,923
*	SIG PLC	206,768	38,658
	Smith & Nephew PLC (SN LN)	61,518	940,176
#	Smith & Nephew PLC (SNN US), Sponsored ADR	38,227	1,168,217
	Smiths Group PLC	79,771	2,471,000
	Smiths News PLC	70,564	51,505
	Softcat PLC	83,716	1,800,555
*	SolGold PLC	379,122	49,858
	Spectris PLC	15,434	810,435
	Speedy Hire PLC	234,031	97,791
	Spirax Group PLC	13,197	1,102,859
Ω	Spire Healthcare Group PLC	113,450	324,831
*	Spirent Communications PLC	166,488	428,079
	SSE PLC	112,441	2,756,179
	SSP Group PLC	168,372	378,385
	St. James's Place PLC	511,949	8,811,088
	Standard Chartered PLC	310,131	5,559,706
	SThree PLC	54,301	151,449
*††	Studio Retail Group PLC	11,005	0
	STV Group PLC	18,564	30,891
*	Synthomer PLC	54,205	58,552
	Tatton Asset Management PLC	10,566	101,765
	Taylor Wimpey PLC	1,407,626	1,893,939
#	Team Internet Group PLC	64,745	50,887
	Telecom Plus PLC	53,796	1,310,636
	Tesco PLC	2,253,279	12,659,870
#*	THG PLC	201,582	80,369
	Topps Tiles PLC	74,684	35,751
	TP ICAP Group PLC	264,848	1,069,136
*Ω	Trainline PLC	270,972	973,031
	Travis Perkins PLC	115,896	830,341
	Treatt PLC	12,756	33,965
	Tribal Group PLC	2,667	1,691
	Trifast PLC	41,274	45,271
	TT Electronics PLC	65,939	84,566
#	Unilever PLC (UL US), Sponsored ADR	417,065	24,369,108
	Unilever PLC (ULVR LN)	32,472	1,884,040
	Unilever PLC (UNA NA)	57,621	3,368,212
	United Utilities Group PLC	243,676	3,637,559
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Vanquis Banking Group PLC	81,263	$105,551
	Vertu Motors PLC	143,701	115,002
	Vesuvius PLC	35,710	167,556
	Victorian Plumbing Group PLC	53,102	52,142
	Victrex PLC	19,624	177,657
*	Videndum PLC	19,343	28,218
*	Vistry Group PLC	78,044	598,131
#	Volex PLC	38,975	191,235
	Volution Group PLC	57,599	510,584
	Vp PLC	4,543	35,918
*Ω	Watches of Switzerland Group PLC	122,860	565,046
*	Watkin Jones PLC	139,552	47,686
	Weir Group PLC	50,360	1,769,192
	WH Smith PLC	63,059	851,193
	Whitbread PLC	27,543	1,106,424
	Wickes Group PLC	124,621	363,869
	Wilmington PLC	6,992	31,329
*	Wise PLC, Class A	87,632	1,170,674
	WPP PLC (WPP LN)	193,212	1,046,124
#	WPP PLC (WPP US), Sponsored ADR	37,838	1,024,653
*	Xaar PLC	20,538	33,609
	XPS Pensions Group PLC	71,166	347,847
	Young & Co.'s Brewery PLC (YNGA LN), Class A	6,129	73,049
	Young & Co.'s Brewery PLC (YNGN LN)	1,593	13,033
*	Zegona Communications PLC	31,377	367,255
	Zigup PLC	110,361	488,462
	Zotefoams PLC	14,752	54,036
TOTAL UNITED KINGDOM			503,348,844
UNITED STATES — (0.1%)
*	ADTRAN Holdings, Inc.	21,378	199,177
*	Flutter Entertainment PLC	1,208	365,860
#	International Paper Co.	60,474	3,000,874
	Smurfit WestRock PLC	4,291	190,435
TOTAL UNITED STATES			3,756,346
TOTAL COMMON STOCKS			3,821,139,955

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG, 5.636%	11,307	$988,519
#Ω	Dr. Ing hc F Porsche AG, 5.184%	32,286	1,637,108
	Draegerwerk AG & Co. KGaA, 2.896%	3,515	280,454
	Einhell Germany AG, 2.038%	1,437	121,982
#	FUCHS SE, 2.921%	54,384	2,488,626
	Henkel AG & Co. KGaA, 3.029%	35,192	2,711,864
	Jungheinrich AG, 2.380%	24,631	944,306
	Porsche Automobil Holding SE, 5.422%	38,969	1,563,985
#	Sartorius AG, 0.398%	5,542	1,180,179
	Sixt SE, 4.466%	9,384	654,427
	STO SE & Co. KGaA, 2.674%	1,501	213,707
	Villeroy & Boch AG, 5.263%	866	16,824
	Volkswagen AG, 6.912%	56,610	5,919,464
TOTAL GERMANY			18,721,445
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	3,758	0
		Shares	Value»

HONG KONG — (0.0%)
*	CSI Properties Ltd. Warrants 04/07/2027	34,500	$90
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,134	0
TOTAL RIGHTS/WARRANTS			90
TOTAL INVESTMENT SECURITIES (Cost $2,581,806,608)			3,839,861,490

			Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§	The DFA Short Term Investment Fund	14,580,074	168,647,716
TOTAL INVESTMENTS — (100.0%)
(Cost $2,750,453,707)^^			$4,008,509,206
As of July 31, 2025, the value of Rule 144A securities amounted to $79,828,435 or 2.1% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$152,492	$208,599,681	$7,271	$208,759,444
Austria	—	17,606,871	—	17,606,871
Belgium	2,834,155	40,856,398	—	43,690,553
Canada	403,784,733	26,348	131	403,811,212
China	299,431	—	—	299,431
Denmark	—	101,660,692	—	101,660,692
Finland	279,529	81,802,788	—	82,082,317
France	—	332,807,322	—	332,807,322
Germany	5,648,376	308,304,567	—	313,952,943
Hong Kong	—	36,546,184	2,934	36,549,118

International Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Ireland	—	$19,779,911	—	$19,779,911
Israel	$3,427,544	30,764,574	—	34,192,118
Italy	8,938,309	100,669,274	—	109,607,583
Japan	1,427,675	729,010,928	—	730,438,603
Netherlands	52,180,912	143,450,332	—	195,631,244
New Zealand	22,444	11,237,023	—	11,259,467
Norway	51,255	29,361,835	—	29,413,090
Portugal	—	9,946,315	—	9,946,315
Singapore	36,717	31,947,808	—	31,984,525
Spain	1,478,936	126,323,012	$1,643	127,803,591
Sweden	348,751	148,104,114	—	148,452,865
Switzerland	47,048,957	277,256,593	—	324,305,550
United Kingdom	114,140,958	389,207,886	—	503,348,844
United States	190,435	3,565,911	—	3,756,346
Preferred Stocks
Germany	—	18,721,445	—	18,721,445
Rights/Warrants
Hong Kong	—	90	—	90
Securities Lending Collateral	—	168,647,716	—	168,647,716
Total Investments in Securities	$642,291,609	$3,366,205,618	$11,979˂˃	$4,008,509,206

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.3%)
AUSTRALIA — (5.5%)
	Accent Group Ltd.	106,242	$101,203
	Acrow Ltd.	68,104	46,742
	Adairs Ltd.	56,850	74,680
#*	Alkane Resources Ltd.	83,562	38,132
#*	Alliance Aviation Services Ltd.	9,879	16,359
	ALS Ltd.	82,978	964,659
	Amotiv Ltd.	34,915	196,511
	AMP Ltd.	618,422	632,716
#	Ampol Ltd.	27,715	484,565
	Ansell Ltd.	39,399	754,281
	ANZ Group Holdings Ltd.	123,939	2,432,117
#	APA Group	116,953	629,018
#*	Appen Ltd.	20,538	11,624
#*	Arafura Rare Earths Ltd. (ARU AU)	334,462	37,271
#	ARB Corp. Ltd.	16,477	353,345
#	ARN Media Ltd.	64,154	19,375
	ASX Ltd.	4,683	209,911
	Atlas Arteria Ltd.	114,430	377,983
	AUB Group Ltd.	16,277	353,557
*	Audinate Group Ltd.	2,000	7,832
*	Aurelia Metals Ltd.	175,246	19,634
	Aurizon Holdings Ltd.	472,171	980,145
	Aussie Broadband Ltd.	40,253	116,060
#	Austin Engineering Ltd.	63,383	14,438
	Australian Clinical Labs Ltd.	54,027	95,632
	Australian Ethical Investment Ltd.	22,186	111,244
	Australian Finance Group Ltd.	46,965	66,850
*	Baby Bunting Group Ltd.	28,930	33,378
	Bank of Queensland Ltd.	147,246	717,358
	Bapcor Ltd.	78,851	194,577
*	BCI Minerals Ltd.	76,114	16,899
#	Beacon Lighting Group Ltd.	6,927	16,118
	Bega Cheese Ltd.	75,045	249,875
	Bell Financial Group Ltd.	31,306	25,296
*	Bellevue Gold Ltd.	243,459	125,500
	Bendigo & Adelaide Bank Ltd.	100,006	783,473
#*	Black Cat Syndicate Ltd. (BC8 AU)	49,717	25,507
	BlueScope Steel Ltd.	84,768	1,285,107
		Shares	Value»
AUSTRALIA — (Continued)
*	Boss Energy Ltd.	65,897	$72,547
	Brambles Ltd.	132,503	2,027,222
	Bravura Solutions Ltd.	64,933	89,115
#	Breville Group Ltd.	19,638	410,700
*	Capricorn Metals Ltd.	101,609	582,001
	CAR Group Ltd.	7,534	183,374
#*	Carnarvon Energy Ltd.	459,128	29,316
#*	Catapult Group International Ltd.	10,074	42,646
	Cedar Woods Properties Ltd.	21,211	100,998
#*	Cettire Ltd.	67,541	11,168
	Challenger Ltd.	135,337	711,278
	Champion Iron Ltd.	86,146	227,620
#*	Chrysos Corp. Ltd.	6,108	19,810
	Civmec Australia Ltd.	38,500	28,371
	Cleanaway Waste Management Ltd.	422,022	777,753
#	Clinuvel Pharmaceuticals Ltd.	5,875	48,700
*	Coast Entertainment Holdings Ltd.	99,253	23,920
	Cochlear Ltd.	4,511	920,934
	Codan Ltd.	29,559	395,210
#	COG Financial Services Ltd.	13,514	15,586
#*	Cogstate Ltd.	10,170	11,277
	Coles Group Ltd.	108,303	1,441,942
	Collins Foods Ltd.	32,032	190,252
	Commonwealth Bank of Australia	37,061	4,207,518
	Computershare Ltd.	40,286	1,084,475
	Credit Corp. Group Ltd.	17,766	175,083
	Dalrymple Bay Infrastructure Ltd.	28,885	83,021
	Data#3 Ltd.	35,101	168,884
#*	Deep Yellow Ltd.	142,770	136,029
	Deterra Royalties Ltd.	39,027	103,342
	Dicker Data Ltd.	17,623	98,276
	Domain Holdings Australia Ltd.	49,617	140,319
#	Domino's Pizza Enterprises Ltd.	9,496	110,831
	Downer EDI Ltd.	179,653	792,202
	Duratec Ltd.	16,418	15,370
	Dyno Nobel Ltd.	216,160	406,481
	Eagers Automotive Ltd.	33,994	425,724
*††	Elanor Investor Group	20,923	2,071
	Elders Ltd.	47,170	218,536

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Emeco Holdings Ltd.	92,682	$52,811
*	Emerald Resources NL	116,059	254,736
#*	EML Payments Ltd.	83,082	59,777
	Enero Group Ltd.	29,929	19,258
	EQT Holdings Ltd.	3,886	81,033
#	Euroz Hartleys Group Ltd.	26,027	15,541
	Evolution Mining Ltd.	412,185	1,865,434
	EVT Ltd.	26,613	288,670
#*	Fenix Resources Ltd.	123,836	23,763
	Fiducian Group Ltd.	1,993	14,337
	Finbar Group Ltd.	8,281	3,505
#††	Firefinch Ltd.	64,123	1,545
*	FleetPartners Group Ltd.	80,526	141,642
	Fleetwood Ltd.	27,378	46,341
	Flight Centre Travel Group Ltd.	31,165	237,689
	Fortescue Ltd.	172,609	1,952,942
	G8 Education Ltd.	293,389	169,138
	Generation Development Group Ltd.	8,786	33,989
*	Genesis Minerals Ltd.	30,152	70,820
	Gold Road Resources Ltd.	313,293	627,619
	GR Engineering Services Ltd.	13,879	33,036
	GrainCorp Ltd., Class A	60,232	292,290
	Grange Resources Ltd.	182,933	22,844
	GWA Group Ltd.	67,052	108,786
	Hansen Technologies Ltd.	40,406	155,215
	Harvey Norman Holdings Ltd.	187,170	693,996
	Helia Group Ltd.	115,071	372,541
	Helloworld Travel Ltd.	7,605	8,164
	Horizon Oil Ltd.	274,967	36,069
	HUB24 Ltd.	5,445	369,580
#	IDP Education Ltd.	33,142	74,982
#	IGO Ltd.	66,005	185,683
	Iluka Resources Ltd.	95,712	313,555
	Imdex Ltd.	127,237	247,069
*	Immutep Ltd. (IMM AU)	157,524	27,273
	Infomedia Ltd.	73,305	60,957
	Inghams Group Ltd.	102,783	227,662
*	Insignia Financial Ltd.	146,460	421,919
	Insurance Australia Group Ltd.	369,883	2,076,310
	Integral Diagnostics Ltd.	46,767	80,110
#*	ioneer Ltd.	87,398	6,401
#	IPD Group Ltd.	5,381	12,190
	IPH Ltd.	47,396	159,044
		Shares	Value»
AUSTRALIA — (Continued)
	IRESS Ltd.	21,765	$110,426
	IVE Group Ltd.	30,663	58,110
#*	James Hardie Industries PLC (JHX AU), CDI	33,780	886,638
	JB Hi-Fi Ltd.	16,235	1,156,289
	Johns Lyng Group Ltd.	41,722	103,823
*	Judo Capital Holdings Ltd.	86,443	83,369
#	Jupiter Mines Ltd.	167,530	22,589
*	Kelly Partners Group Holdings Ltd.	2,398	16,982
	Kelsian Group Ltd.	24,551	58,614
#	Kogan.com Ltd.	12,896	31,921
	Korvest Ltd.	1,524	12,717
	Lendlease Corp. Ltd.	149,878	503,741
#††	Leo Lithium Ltd.	45,802	0
#	Lifestyle Communities Ltd.	14,952	42,294
	Lindsay Australia Ltd.	42,529	20,031
	Lovisa Holdings Ltd.	18,314	397,813
	Lycopodium Ltd.	5,847	42,779
*	Lynas Rare Earths Ltd.	59,453	399,489
	MA Financial Group Ltd.	11,629	60,822
#	Maas Group Holdings Ltd.	18,342	48,420
	Macmahon Holdings Ltd.	251,756	48,416
	Macquarie Group Ltd.	9,436	1,306,788
*	Macquarie Technology Group Ltd.	2,375	105,782
#	Mader Group Ltd.	1,542	7,294
	Magellan Financial Group Ltd.	44,414	302,018
	McMillan Shakespeare Ltd.	17,072	195,275
	Medibank Pvt Ltd.	220,296	720,016
*	Megaport Ltd.	15,801	150,926
#*	Mesoblast Ltd. (MSB AU)	118,754	179,510
*	Metals X Ltd.	186,167	68,953
*	Mineral Resources Ltd.	17,676	319,267
	Monadelphous Group Ltd.	22,768	283,864
#	Monash IVF Group Ltd.	93,983	48,054
#*	Mount Gibson Iron Ltd.	173,579	43,409
	Myer Holdings Ltd.	345,926	133,532
	MyState Ltd.	43,370	119,803
*	Nanosonics Ltd.	4,998	12,945
	National Australia Bank Ltd.	158,923	3,943,935

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Navigator Global Investments Ltd.	89,839	$110,289
	Netwealth Group Ltd.	23,545	561,888
	nib holdings Ltd.	114,540	543,808
#	Nick Scali Ltd.	20,475	251,508
	Nine Entertainment Co. Holdings Ltd.	283,777	308,273
	Northern Star Resources Ltd.	168,074	1,669,870
#*	Novonix Ltd.	31,323	8,980
*	Nufarm Ltd.	76,170	125,782
*	Nuix Ltd.	34,737	52,264
	Objective Corp. Ltd.	4,722	57,687
*	OFX Group Ltd.	53,605	28,520
*	Omni Bridgeway Ltd.	45,736	41,874
	oOh!media Ltd.	126,515	146,026
	Orica Ltd.	118,489	1,618,093
	Orora Ltd.	256,915	340,982
	Pacific Current Group Ltd.	12,386	87,707
*	Pantoro Gold Ltd.	19,208	44,816
	Peet Ltd.	95,638	103,749
	Perenti Ltd.	251,150	281,769
	Perpetual Ltd.	20,604	276,699
*	PEXA Group Ltd.	32,471	329,730
*	Pilbara Minerals Ltd.	227,679	231,028
	Pinnacle Investment Management Group Ltd.	1,962	27,841
#	Platinum Asset Management Ltd.	54,911	23,414
	Praemium Ltd.	43,406	19,509
	Premier Investments Ltd.	25,068	338,977
	Pro Medicus Ltd.	7,858	1,613,676
#	Propel Funeral Partners Ltd.	13,803	41,218
#	PWR Holdings Ltd.	15,753	78,942
	Qantas Airways Ltd.	59,151	410,232
	QBE Insurance Group Ltd.	244,228	3,622,931
*	Qoria Ltd.	46,755	17,945
	Qube Holdings Ltd.	274,185	764,593
	Ramelius Resources Ltd.	336,143	540,814
	REA Group Ltd.	3,895	593,329
#*	ReadyTech Holdings Ltd.	5,650	8,220
	Reece Ltd.	19,071	165,127
	Regis Healthcare Ltd.	36,443	194,703
*	Regis Resources Ltd.	256,312	668,365
	Reliance Worldwide Corp. Ltd.	153,854	422,944
	Resimac Group Ltd.	15,412	8,751
*	Resolute Mining Ltd.	684,974	270,031
*	Retail Food Group Ltd.	6,209	7,878
	Ridley Corp. Ltd.	93,481	174,179
		Shares	Value»
AUSTRALIA — (Continued)
	Rio Tinto Ltd.	38,117	$2,710,802
*	RPMGlobal Holdings Ltd.	30,765	66,342
*	Sandfire Resources Ltd.	157,817	1,061,725
	SEEK Ltd.	32,463	500,764
*	Select Harvests Ltd.	28,037	61,813
	Servcorp Ltd.	19,474	73,851
	Service Stream Ltd.	178,284	226,657
#*	Seven West Media Ltd.	229,807	20,650
	SGH Ltd.	29,156	953,613
	Shaver Shop Group Ltd.	27,345	25,953
	Sigma Healthcare Ltd.	449,343	829,988
*	Silver Mines Ltd.	112,342	9,276
	Sims Ltd. (SGM AU)	45,692	443,368
	SmartGroup Corp. Ltd.	30,574	154,712
	Solvar Ltd.	51,879	53,223
	Sonic Healthcare Ltd.	41,407	731,200
	Southern Cross Electrical Engineering Ltd.	71,652	81,270
#*	Southern Cross Media Group Ltd.	72,250	27,666
*††	SpeedCast International Ltd.	76,666	0
	SRG Global Ltd.	246,151	261,877
#*	St Barbara Ltd.	289,296	49,809
	Steadfast Group Ltd.	137,705	524,089
	Suncorp Group Ltd.	85,860	1,150,933
	Super Retail Group Ltd.	45,712	447,134
*	Superloop Ltd.	116,123	248,819
#*	Syrah Resources Ltd.	136,351	33,298
	Technology One Ltd.	52,874	1,383,106
	Telstra Group Ltd. (TLS AU)	338,668	1,079,362
*	Temple & Webster Group Ltd.	2,199	34,273
	TPG Telecom Ltd.	74,851	265,495
	Transurban Group	116,530	1,031,270
*	Tuas Ltd.	13,168	45,137
#*	Tyro Payments Ltd.	56,063	34,169
*	Vault Minerals Ltd.	1,536,469	355,691
	Ventia Services Group Pty. Ltd.	231,378	770,440
#Ω	Viva Energy Group Ltd.	175,850	235,327
#	Vulcan Steel Ltd.	4,372	16,872
#*	WEB Travel Group Ltd.	41,618	118,828
#*	Webjet Group Ltd.	41,618	23,759
	Wesfarmers Ltd.	52,128	2,851,375
*	West African Resources Ltd.	465,998	697,692

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Westgold Resources Ltd.	209,416	$342,231
	Westpac Banking Corp.	124,431	2,686,481
	WiseTech Global Ltd.	6,792	514,427
	Woolworths Group Ltd.	57,381	1,158,413
	Worley Ltd.	64,017	544,790
*	Xero Ltd.	9,404	1,082,970
	XRF Scientific Ltd.	14,736	18,275
#*	Zip Co. Ltd.	76,741	155,628
TOTAL AUSTRALIA			96,571,598
AUSTRIA — (0.7%)
	Agrana Beteiligungs AG	3,424	45,666
	ANDRITZ AG	16,089	1,119,648
*	AT&S Austria Technologie & Systemtechnik AG	7,195	144,656
Ω	BAWAG Group AG	16,534	2,086,714
	CA Immobilien Anlagen AG	6,148	163,736
*	CPI Europe AG	4,484	93,142
	Erste Group Bank AG	21,714	1,985,612
*	Eurotelesites AG	12,379	72,585
	EVN AG	10,282	277,853
*	FACC AG	3,544	29,063
*	Immofinanz AG (IIA AV)	11,636	0
#*	Lenzing AG	2,438	68,197
	Oesterreichische Post AG	6,530	227,771
	OMV AG	37,618	1,915,823
	Palfinger AG	3,228	134,255
	Porr AG	4,391	147,624
	Raiffeisen Bank International AG	13,015	375,800
	SBO AG	1,533	50,731
	Semperit AG Holding	1,531	22,973
	Strabag SE (STR AV)	2,875	270,279
	Telekom Austria AG	30,306	321,176
*	UBM Development AG	1,080	25,228
	UNIQA Insurance Group AG	23,674	341,064
	Verbund AG	4,724	351,747
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,607	506,910
	voestalpine AG	29,477	811,517
	Wienerberger AG	22,532	755,327
	Zumtobel Group AG	7,953	41,210
TOTAL AUSTRIA			12,386,307
		Shares	Value»
BELGIUM — (1.0%)
	Ackermans & van Haaren NV	7,101	$1,741,848
	Ageas SA	40,170	2,731,249
*	AGFA-Gevaert NV	41,313	53,082
*	Argenx SE (ARGX US), ADR	758	508,110
#	Azelis Group NV	18,902	293,673
	Barco NV	19,688	306,855
	Bekaert SA	9,714	400,094
*	bpost SA	3,170	7,936
	Cie d'Entreprises CFE	2,314	25,880
	Colruyt Group NV	11,311	483,170
	Deceuninck NV	27,264	67,595
	Deme Group NV	1,650	246,954
	D'ieteren Group	2,094	413,634
	Econocom Group SA NV	24,500	51,513
	Elia Group SA	5,398	622,785
	EVS Broadcast Equipment SA	2,765	119,457
	Fagron	15,426	381,437
	Gimv NV	7,710	369,447
*	Immobel SA	938	26,707
#	Ion Beam Applications	2,271	31,268
	Jensen-Group NV	968	63,939
	KBC Group NV	24,760	2,582,564
#	Kinepolis Group NV	3,384	140,032
	Lotus Bakeries NV	106	896,168
	Melexis NV	4,507	344,717
#*	Ontex Group NV	16,508	127,991
	Proximus SADP	18,700	155,373
#	Recticel SA	8,658	105,355
	Sipef NV	865	61,291
	Syensqo SA	19,322	1,531,381
	Tessenderlo Group SA	5,993	178,276
	UCB SA	10,666	2,291,642
	Umicore SA	20,017	316,344
#	Van de Velde NV	1,542	58,845
	VGP NV	3,266	343,452
TOTAL BELGIUM			18,080,064
CANADA — (11.1%)
*	5N Plus, Inc.	25,189	224,876
	Acadian Timber Corp.	3,200	41,478
*	ACT Energy Technologies Ltd.	4,329	15,339
	ADENTRA, Inc.	5,075	107,719
	Aecon Group, Inc.	15,990	216,377
	Ag Growth International, Inc.	5,000	150,982
	AGF Management Ltd., Class B	15,987	141,686
	Agnico Eagle Mines Ltd. (AEM CN)	29,159	3,619,832

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Agnico Eagle Mines Ltd. (AEM US)	18,919	$2,352,767
#*	Aimia, Inc.	17,250	37,846
#*	Air Canada	39,621	551,880
	Alamos Gold, Inc. (AGI CN), Class A	34,615	841,143
	Alamos Gold, Inc. (AGI US), Class A	45,229	1,099,053
	Algonquin Power & Utilities Corp. (AQN US)	68,283	402,870
	Alimentation Couche-Tard, Inc.	40,418	2,100,243
	AltaGas Ltd.	65,864	1,944,642
	Altus Group Ltd.	4,016	167,700
	Amerigo Resources Ltd.	45,106	69,990
*	Aritzia, Inc.	24,926	1,337,866
*	Ascot Resources Ltd.	34,500	1,743
	Atco Ltd., Class I	11,767	426,146
	AtkinsRealis Group, Inc.	22,030	1,559,875
*	ATS Corp. (ATS CN)	8,165	247,790
*	ATS Corp. (ATS US)	1,733	52,597
	Aura Minerals, Inc.	2,100	51,060
*	AutoCanada, Inc.	4,621	88,411
	B2Gold Corp. (BTG US)	114,500	385,865
	B2Gold Corp. (BTO CN)	214,589	721,696
	Badger Infrastructure Solutions Ltd.	9,086	342,889
#*	Ballard Power Systems, Inc. (BLDP US)	36,179	66,208
	Bank of Montreal (BMO CN)	3,856	425,618
	Bank of Montreal (BMO US)	34,435	3,803,001
	Bank of Nova Scotia (BNS CN)	17,678	983,543
	Bank of Nova Scotia (BNS US)	33,442	1,859,710
#	BCE, Inc. (BCE CN)	548	12,782
	BCE, Inc. (BCE US)	4,335	101,136
	Bird Construction, Inc.	19,030	396,229
	Black Diamond Group Ltd.	15,142	129,389
#*	BlackBerry Ltd.	16,845	62,158
	BMTC Group, Inc.	3,210	31,658
*	Bombardier, Inc. (BBD/A CN), Class A	256	29,811
*	Bombardier, Inc. (BBD/B CN), Class B	12,714	1,482,517
		Shares	Value»
CANADA — (Continued)
#*	Bonterra Energy Corp.	6,000	$16,238
	Boralex, Inc., Class A	21,134	478,321
#	Boyd Group Services, Inc.	3,694	512,004
	Brookfield Corp. (BN US)	16,026	1,074,543
	Brookfield Infrastructure Corp., Class A	16,515	644,706
#	Brookfield Renewable Corp.	2,900	106,227
#	BRP, Inc. (DOO CN)	5,068	256,253
	BRP, Inc. (DOOO US)	1,277	64,501
*	Calfrac Well Services Ltd.	12,400	35,439
	Calian Group Ltd.	1,700	61,959
#	Cameco Corp. (CCJ US)	7,902	592,097
	Canaccord Genuity Group, Inc.	29,719	230,786
*	Canada Goose Holdings, Inc. (GOOS CN)	4,613	50,438
	Canadian Imperial Bank of Commerce (CM CN)	27,286	1,950,153
	Canadian Imperial Bank of Commerce (CM US)	34,328	2,452,392
#	Canadian National Railway Co. (CNI US)	22,183	2,073,001
	Canadian National Railway Co. (CNR CN)	99	9,244
	Canadian Pacific Kansas City Ltd. (CP CN)	534	39,272
	Canadian Pacific Kansas City Ltd. (CP US)	23,557	1,732,617
#	Canadian Tire Corp. Ltd., Class A	14,115	1,890,489
#	Canadian Utilities Ltd., Class A	18,415	512,739
*	Canfor Corp.	18,632	182,609
#*	Capstone Copper Corp.	101,775	570,722
	Cascades, Inc.	28,823	187,840
	CCL Industries, Inc., Class B	27,956	1,562,639
*	Celestica, Inc. (CLS US)	26,354	5,267,110
	Centerra Gold, Inc.	69,003	469,615

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	CES Energy Solutions Corp.	73,300	$383,534
	CGI, Inc. (GIB US)	12,994	1,253,011
	CGI, Inc. (GIBA CN)	6,491	625,771
	CI Financial Corp.	33,144	763,776
*	Cineplex, Inc.	6,196	49,725
*	Cipher Pharmaceuticals, Inc.	3,000	26,090
#	Cogeco Communications, Inc.	3,747	168,718
	Cogeco, Inc.	1,876	79,245
*	Colabor Group, Inc.	14,700	8,275
	Colliers International Group, Inc. (CIGI CN)	820	123,657
	Colliers International Group, Inc. (CIGI US)	5,536	834,331
	Computer Modelling Group Ltd.	19,984	114,083
	Constellation Software, Inc.	1,052	3,629,370
	Definity Financial Corp.	21,593	1,163,335
#	dentalcorp Holdings Ltd.	14,105	82,150
*	Descartes Systems Group, Inc. (DSGX US)	4,255	450,009
	Dexterra Group, Inc.	13,572	93,543
*	Docebo, Inc.	2,616	79,315
	Dollarama, Inc.	24,451	3,341,895
	Doman Building Materials Group Ltd.	28,370	175,060
	Dominion Lending Centres, Inc.	2,100	13,322
*	Dorel Industries, Inc., Class B	8,016	8,562
	DREAM Unlimited Corp., Class A	9,274	139,745
	Dundee Precious Metals, Inc.	83,885	1,356,109
	Dye & Durham Ltd.	4,990	40,299
	Dynacor Group, Inc.	9,100	31,196
	ECN Capital Corp.	7,800	17,113
	E-L Financial Corp. Ltd.	30,000	318,057
*	Eldorado Gold Corp. (EGO US)	28,305	580,244
*	Eldorado Gold Corp. (ELD CN)	36,906	756,183
	Element Fleet Management Corp.	103,182	2,683,804
		Shares	Value»
CANADA — (Continued)
	Empire Co. Ltd., Class A	32,164	$1,280,896
	Enbridge, Inc. (ENB CN)	23,766	1,076,308
	Enbridge, Inc. (ENB US)	33,548	1,519,389
	Endeavour Mining PLC	50,601	1,519,194
#*	Endeavour Silver Corp. (EXK US)	34,697	175,914
	Enerflex Ltd. (EFX CN)	8,801	70,187
	Enerflex Ltd. (EFXT US)	22,871	182,511
	Enghouse Systems Ltd.	9,706	160,763
*	Ensign Energy Services, Inc.	32,317	52,711
	EQB, Inc.	9,000	669,024
*	Equinox Gold Corp. (EQX CN)	11,142	67,868
*	Equinox Gold Corp. (EQX US)	66,442	405,296
*	ERO Copper Corp. (ERO CN)	11,587	156,796
*	ERO Copper Corp. (ERO US)	16,885	228,285
	Evertz Technologies Ltd.	7,706	67,016
#	Exchange Income Corp.	6,358	300,922
	Exco Technologies Ltd.	6,801	33,131
	Extendicare, Inc.	21,418	190,592
	Fairfax Financial Holdings Ltd.	1,003	1,774,042
#	Fiera Capital Corp.	22,653	107,085
	Finning International, Inc.	38,030	1,657,225
*	Firan Technology Group Corp.	3,300	27,294
	Firm Capital Mortgage Investment Corp.	9,400	80,730
	First Majestic Silver Corp. (AG US)	48,113	382,498
*	First Mining Gold Corp.	44,500	5,139
#	First National Financial Corp.	4,925	171,430
*	First Quantum Minerals Ltd.	109,906	1,847,367
	FirstService Corp. (FSV CN)	1,700	335,092
	FirstService Corp. (FSV US)	3,742	737,997
*	Foraco International SA	13,200	15,242

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Fortis, Inc. (FTS CN)	22,800	$1,115,647
*	Fortuna Mining Corp. (FSM US)	37,710	243,230
*	Fortuna Mining Corp. (FVI CN)	36,107	232,966
*	Galiano Gold, Inc.	24,802	32,936
*	GDI Integrated Facility Services, Inc.	3,200	74,596
	George Weston Ltd.	6,889	1,309,039
	GFL Environmental, Inc.	7,580	381,577
	Gibson Energy, Inc.	42,524	766,635
	Gildan Activewear, Inc. (GIL CN)	2,100	106,076
	Gildan Activewear, Inc. (GIL US)	29,311	1,480,499
	goeasy Ltd.	3,750	495,273
*	GoGold Resources, Inc.	39,468	57,539
	Great-West Lifeco, Inc.	14,725	552,931
*	Greenfire Resources Ltd.	1,600	7,376
	Guardian Capital Group Ltd., Class A	5,228	155,565
*	Haivision Systems, Inc.	5,100	18,330
	Hammond Power Solutions, Inc.	2,300	205,732
	High Liner Foods, Inc.	5,650	69,075
*	HLS Therapeutics, Inc.	700	2,541
	Hudbay Minerals, Inc. (HBM CN)	57,861	537,015
	Hudbay Minerals, Inc. (HBM US)	58,799	545,067
Ω	Hydro One Ltd.	18,600	657,766
	iA Financial Corp., Inc.	24,300	2,378,615
*	IAMGOLD Corp. (IAG US)	47,139	318,660
#*	IAMGOLD Corp. (IMG CN)	123,812	836,374
	IGM Financial, Inc.	17,564	581,579
	Information Services Corp.	3,800	87,760
	Intact Financial Corp.	10,632	2,197,607
*	Interfor Corp.	14,669	131,911
#*	Ivanhoe Mines Ltd., Class A	13,175	102,787
Ω	Jamieson Wellness, Inc.	5,532	134,308
*	Journey Energy, Inc.	5,500	9,606
*	K92 Mining, Inc.	69,253	719,220
	K-Bro Linen, Inc.	2,654	65,603
	Keyera Corp.	45,504	1,428,568
		Shares	Value»
CANADA — (Continued)
*	Kinaxis, Inc.	642	$95,281
	Kinross Gold Corp. (K CN)	304,121	4,866,024
	Kinross Gold Corp. (KGC US)	9,617	153,872
*	Kiwetinohk Energy Corp.	1,200	19,833
*	Knight Therapeutics, Inc.	21,422	94,154
	KP Tissue, Inc.	3,500	22,683
#	Labrador Iron Ore Royalty Corp.	16,209	311,757
	Laurentian Bank of Canada	11,551	256,846
	Leon's Furniture Ltd.	8,006	157,451
#*	Lightspeed Commerce, Inc. (LSPD US)	32,434	403,479
	Linamar Corp.	11,254	544,182
	Loblaw Cos. Ltd.	8,711	1,408,751
#*	Lucara Diamond Corp.	114,752	19,462
	Lundin Gold, Inc.	31,311	1,449,173
	Lundin Mining Corp.	189,206	1,932,206
	Magellan Aerospace Corp.	4,737	58,392
	Magna International, Inc. (MG CN)	12,585	516,079
	Magna International, Inc. (MGA US)	37,033	1,518,353
	Mainstreet Equity Corp.	900	120,165
*	Major Drilling Group International, Inc.	19,412	123,146
*	Mandalay Resources Corp.	10,400	36,328
	Manulife Financial Corp. (MFC US)	65,331	2,022,648
	Maple Leaf Foods, Inc.	20,585	434,401
	Martinrea International, Inc.	18,236	109,500
*	Mattr Corp.	13,671	121,259
*	MDA Space Ltd.	10,609	297,077
	Medical Facilities Corp.	6,857	72,450
	Melcor Developments Ltd.	3,200	33,095
	Metro, Inc.	19,368	1,481,005
	Morguard Corp.	700	59,719
	MTY Food Group, Inc.	5,624	156,714
#	Mullen Group Ltd.	21,578	205,097
	National Bank of Canada	31,094	3,234,338
	Neo Performance Materials, Inc.	3,400	38,059

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	New Gold, Inc. (NGD CN)	152,827	$639,720
*	New Gold, Inc. (NGD US)	93,356	391,162
*	NFI Group, Inc.	17,971	247,724
	North American Construction Group Ltd. (NOA CN)	7,400	111,352
	North West Co., Inc.	13,509	463,689
	Northland Power, Inc.	39,486	645,181
	Nutrien Ltd. (NTR CN)	1,300	77,131
	Nutrien Ltd. (NTR US)	54,316	3,222,035
	OceanaGold Corp.	67,888	923,567
	Onex Corp.	17,120	1,392,730
#	Open Text Corp. (OTEX CN)	1,630	47,973
	Open Text Corp. (OTEX US)	41,560	1,223,111
	OR Royalties, Inc. (OR CN)	5,289	146,512
#	OR Royalties, Inc. (OR US)	22,193	614,968
*	Orla Mining Ltd. (ORLA US)	14,309	133,360
	Pan American Silver Corp. (PAAS CN)	17,203	464,714
#	Pan American Silver Corp. (PAAS US)	69,527	1,878,615
	Parkland Corp.	35,725	1,008,375
	Pason Systems, Inc.	19,604	165,395
	Pembina Pipeline Corp. (PBA US)	48,004	1,785,269
	Pet Valu Holdings Ltd.	4,878	118,042
	PHX Energy Services Corp.	13,038	78,288
	Pizza Pizza Royalty Corp.	7,900	90,825
	Polaris Renewable Energy, Inc.	6,500	58,357
	PrairieSky Royalty Ltd.	38,224	657,389
*	Precision Drilling Corp. (PD CN)	998	56,214
*	Precision Drilling Corp. (PDS US)	2,995	168,698
	Premium Brands Holdings Corp.	10,355	656,454
#	Propel Holdings, Inc.	5,900	153,206
*	Quarterhill, Inc.	31,600	30,332
	Quebecor, Inc., Class B	41,685	1,172,691
	RB Global, Inc. (RBA US)	11,873	1,285,371
		Shares	Value»
CANADA — (Continued)
	Restaurant Brands International, Inc. (QSR US)	22,306	$1,513,685
	Richelieu Hardware Ltd.	10,888	272,436
#	Rogers Communications, Inc. (RCI US), Class B	17,335	578,989
#	Rogers Communications, Inc. (RCIB CN), Class B	3,029	101,171
	Rogers Sugar, Inc.	29,000	118,043
	Royal Bank of Canada (RY CN)	25,032	3,211,922
	Royal Bank of Canada (RY US)	93,870	12,058,417
	Russel Metals, Inc.	18,045	577,971
	Sandstorm Gold Ltd. (SAND US)	52,570	492,055
*	Sangoma Technologies Corp.	1,600	9,065
	Saputo, Inc.	41,892	878,595
	Savaria Corp.	10,074	144,537
*	Seabridge Gold, Inc. (SA US)	8,910	136,501
	Secure Waste Infrastructure Corp.	69,338	757,635
*	Shopify, Inc. (SHOP US), Class A	6,770	827,362
	Sienna Senior Living, Inc.	15,782	203,881
*	Source Energy Services Ltd.	3,700	36,850
	South Bow Corp.	528	13,865
Ω	Spin Master Corp.	4,731	77,848
	Sprott, Inc. (SII US)	4,351	293,083
#*	SSR Mining, Inc. (SSRM CN)	27,376	326,988
*	SSR Mining, Inc. (SSRM US)	22,172	264,955
	Stantec, Inc. (STN CN)	5,001	546,660
	Stantec, Inc. (STN US)	11,124	1,216,521
	Stella-Jones, Inc.	12,695	723,714
*Ω	STEP Energy Services Ltd.	6,300	20,006
	StorageVault Canada, Inc.	38,826	130,018
	Sun Life Financial, Inc. (SLF CN)	27,130	1,654,115
	Sun Life Financial, Inc. (SLF US)	37,024	2,258,464
*	SunOpta, Inc. (STKL US)	700	4,081

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Superior Plus Corp.	55,940	$279,377
	Sylogist Ltd.	3,900	26,036
#*	Taseko Mines Ltd. (TGB US)	30,417	93,380
*	Taseko Mines Ltd. (TKO CN)	48,479	148,698
	TELUS Corp.	9,014	145,202
*	Tenaz Energy Corp.	3,700	49,161
	TerraVest Industries, Inc.	2,849	351,026
	TFI International, Inc. (TFII CN)	8,716	757,995
	TFI International, Inc. (TFII US)	3,007	262,120
*	Theratechnologies, Inc.	4,374	13,778
#	Thomson Reuters Corp. (TRI US)	4,179	839,603
	Timbercreek Financial Corp.	21,635	120,698
	TMX Group Ltd.	19,591	796,591
*	Torex Gold Resources, Inc.	36,899	1,039,382
	Toromont Industries Ltd.	15,519	1,573,516
	Toronto-Dominion Bank (TD CN)	7,237	527,106
	Toronto-Dominion Bank (TD US)	70,974	5,172,585
	Total Energy Services, Inc.	11,308	94,995
	Transcontinental, Inc., Class A	21,110	293,584
	Trican Well Service Ltd.	58,515	240,294
	Triple Flag Precious Metals Corp. (TFPM CN)	200	4,564
	Triple Flag Precious Metals Corp. (TFPM US)	7,056	161,015
*	Trisura Group Ltd. (TSU CN)	7,457	227,596
*	Valeura Energy, Inc.	13,661	91,987
	Vecima Networks, Inc.	1,615	12,238
	VersaBank (VBNK CN)	2,400	28,476
	VersaBank (VBNK US)	1,100	13,002
*††	Victoria Gold Corp./Vancouver	11,301	1,468
*	Vitalhub Corp.	2,368	23,516
	Wajax Corp.	7,419	126,363
*	Wall Financial Corp.	700	8,007
	Waste Connections, Inc. (WCN US)	8,116	1,515,013
		Shares	Value»
CANADA — (Continued)
*	Wesdome Gold Mines Ltd.	46,700	$556,113
	West Fraser Timber Co. Ltd. (WFG CN)	16,188	1,122,271
*	Western Forest Products, Inc.	3,180	30,573
	Westshore Terminals Investment Corp.	8,046	163,812
	Wheaton Precious Metals Corp. (WPM US)	3,122	285,694
	Winpak Ltd.	8,205	242,431
	WSP Global, Inc.	9,281	1,910,991
*	Yangarra Resources Ltd.	16,900	12,563
	Yellow Pages Ltd.	2,901	23,010
TOTAL CANADA			195,754,247
CHINA — (0.0%)
	China Gold International Resources Corp. Ltd. (CGG CN)	56,934	492,256
DENMARK — (1.5%)
*	ALK-Abello AS	32,472	942,137
	Alm Brand AS	198,447	547,377
#	Ambu AS, Class B	39,647	578,763
	AP Moller - Maersk AS (MAERSKA DC), Class A	210	412,056
	AP Moller - Maersk AS (MAERSKB DC), Class B	338	667,469
*	Bang & Olufsen AS	18,650	37,288
#	cBrain AS	2,298	74,943
#	Coloplast AS, Class B	11,728	1,071,142
	Columbus AS	25,009	37,927
	Danske Bank AS	61,163	2,426,426
*	Demant AS	19,244	729,109
*	Dfds AS	4,154	74,577
	DSV AS	8,762	1,963,432
	FLSmidth & Co. AS	14,063	827,275
	Foroya Banki P	1,197	34,602
#*	GN Store Nord AS	23,723	339,845
	GronlandsBANKEN AS	259	33,816
*	H&H International AS, Class B	3,040	48,471
*	Huscompagniet AS	250	1,778
	ISS AS	31,880	916,433
	Jeudan AS	1,620	52,567
	Jyske Bank AS	15,613	1,567,426
	Matas AS	10,756	220,628
	MT Hoejgaard Holding AS	342	21,544

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*Ω	Netcompany Group AS	10,280	$376,965
*	Nilfisk Holding AS	1,822	25,936
*	NKT AS	14,984	1,318,183
#*Ω	NNIT AS	3,366	33,982
#*	NTG Nordic Transport Group AS	1,316	39,441
#*Ω	Orsted AS	6,284	296,174
	Pandora AS	15,813	2,610,656
	Parken Sport & Entertainment AS	1,139	29,338
	Per Aarsleff Holding AS	4,795	516,407
	Ringkjoebing Landbobank AS	6,693	1,475,482
	Rockwool AS, Class A	10,550	464,428
	Rockwool AS, Class B	28,199	1,235,697
*	RTX AS	1,768	22,159
	Schouw & Co. AS	3,662	344,905
#	Solar AS, Class B	1,575	67,960
	SP Group AS	2,223	90,877
	Sparekassen Sjaelland-Fyn AS	1,955	99,448
	Sydbank AS	16,028	1,187,470
	TCM Group AS	1,798	20,723
#	Tivoli AS	661	62,426
#	TORM PLC, Class A	11,862	218,648
*	Trifork Group AG	793	11,368
	Tryg AS	56,691	1,367,496
	UIE PLC	3,870	172,721
	Vestas Wind Systems AS	60,651	1,107,371
TOTAL DENMARK			26,823,292
FINLAND — (1.9%)
	Aktia Bank OYJ	13,319	153,339
#	Alandsbanken Abp, Class B	1,334	59,334
	Alma Media OYJ	6,819	102,895
	Aspo OYJ	9,512	57,285
	Atria OYJ	4,031	61,413
	Citycon OYJ	11,056	47,557
	Digia OYJ	3,511	29,381
	Elisa OYJ	33,228	1,709,669
Ω	Enento Group OYJ	2,714	48,126
#	eQ OYJ	1,501	22,156
	Fiskars OYJ Abp	6,389	104,739
	Fortum OYJ	65,046	1,193,316
	F-Secure OYJ	21,549	40,440
	Gofore OYJ	928	18,999
	Harvia OYJ	2,878	166,635
	Hiab OYJ	11,710	799,140
	Huhtamaki OYJ	22,410	771,338
*	Incap OYJ	2,299	26,634
	Kalmar OYJ, Class B	11,710	528,449
#	Kamux Corp.	5,559	12,476
		Shares	Value»
FINLAND — (Continued)
	Kemira OYJ	29,190	$621,203
	Kesko OYJ (KESKOA FH), Class A	19,306	420,251
	Kesko OYJ (KESKOB FH), Class B	71,306	1,550,864
*	Kojamo OYJ	16,891	214,373
	Kone OYJ, Class B	27,101	1,664,230
	Konecranes OYJ	18,436	1,536,310
	Lassila & Tikanoja OYJ	6,721	72,463
*	Lindex Group OYJ	19,336	62,603
	Mandatum OYJ	86,348	585,708
	Marimekko OYJ	8,031	119,507
#	Metsa Board OYJ (METSB FH), Class B	21,843	80,358
	Metso OYJ	123,378	1,549,539
	Neste OYJ	26,435	417,214
	Nokia OYJ (NOK US), Sponsored ADR	99,322	405,234
	Nokia OYJ (NOKIA FH)	319,181	1,300,773
#	Nokian Renkaat OYJ	27,948	250,909
	Nordea Bank Abp (NDA FH)	239,691	3,497,519
	Nordea Bank Abp (NDA SS)	83,521	1,219,465
#	Oma Saastopankki OYJ	2,640	27,395
	Oriola OYJ (OKDBV FH), Class B	29,976	37,384
	Outokumpu OYJ	91,596	344,649
	Ponsse OYJ	2,132	77,646
	Puuilo OYJ	12,804	199,766
#*	QT Group OYJ	4,536	312,134
	Raisio OYJ, Class V	26,117	74,702
*	Remedy Entertainment OYJ	696	12,756
	Revenio Group OYJ	4,522	135,411
	Sampo OYJ, Class A	255,340	2,738,843
	Sanoma OYJ	22,570	260,998
	Scanfil OYJ	3,322	42,502
#	Stora Enso OYJ, Class R	138,842	1,428,612
	Taaleri PLC	6,319	50,954
#	Talenom OYJ	3,569	14,238
	TietoEVRY OYJ	15,874	273,254
#	Tokmanni Group Corp.	12,950	126,811
	UPM-Kymmene OYJ	62,236	1,613,018
	Vaisala OYJ, Class A	4,717	254,422
#	Valmet OYJ	36,322	1,310,563
	Wartsila OYJ Abp	50,970	1,408,231
#*	WithSecure OYJ	20,438	23,075
#*	YIT OYJ	30,708	106,391
TOTAL FINLAND			32,395,599

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (7.0%)
*	74Software SA	3,271	$139,323
	Accor SA	31,299	1,586,354
	Aeroports de Paris SA	6,644	806,412
	AKWEL SADIR	2,771	27,234
*	Alstom SA	67,037	1,572,442
*	Altamir	3,848	125,657
	Alten SA	6,048	491,552
Ω	Amundi SA	9,891	730,949
*Ω	Aramis Group SAS	2,877	17,587
	Arkema SA	14,281	971,127
	Assystem SA	1,573	86,910
	Aubay	1,418	81,169
	AXA SA	62,944	3,057,136
Ω	Ayvens SA	24,075	258,698
*	Bastide le Confort Medical	789	27,363
	Beneteau SACA	9,994	92,780
	BioMerieux	3,901	558,172
	BNP Paribas SA	44,394	4,047,766
	Boiron SA	1,017	24,279
	Bollore SE	107,440	619,720
	Bonduelle SCA	3,955	36,071
	Bouygues SA	51,776	2,131,955
	Bureau Veritas SA	55,955	1,723,196
*	Canal & SA	116,631	371,209
	Capgemini SE	11,765	1,751,530
	Carrefour SA	143,062	2,050,222
	Catana Group	5,629	24,419
	CBo Territoria	5,862	24,486
*	Cegedim SA	1,934	24,031
	Cie de Saint-Gobain SA	46,846	5,374,037
	Cie des Alpes	5,170	135,699
	Cie Generale des Etablissements Michelin SCA	136,014	4,838,898
*	Claranova SE	3,409	9,710
*	Clariane SE	30,809	159,734
	Coface SA	32,253	599,670
	Credit Agricole SA	77,117	1,419,301
	Danone SA	31,096	2,544,797
	Dassault Systemes SE	11,622	381,797
	Derichebourg SA	26,657	175,294
	Edenred SE	24,367	695,875
	Eiffage SA	19,347	2,597,052
*	Ekinops SAS	1,391	5,468
*Ω	Elior Group SA	20,878	62,000
	Elis SA	59,003	1,626,716
	Engie SA	340,667	7,657,586
	EssilorLuxottica SA	6,264	1,862,628
	Esso SA Francaise	745	81,934
	Eurazeo SE	11,487	674,054
Ω	Euronext NV	12,104	1,951,030
*	Eutelsat Communications SACA	30,479	109,073
		Shares	Value»
FRANCE — (Continued)
	Fnac Darty SA (0QSH LI)	903	$30,698
	Fnac Darty SA (FNAC FP)	2,301	77,893
*	Forvia SE (1EO IM)	1,747	22,525
*	Forvia SE (FRVIA FP)	33,235	422,525
	Gaztransport Et Technigaz SA	8,586	1,614,901
	Getlink SE	58,432	1,059,717
	GL Events SACA	3,535	121,902
	Groupe Crit SA	826	58,803
*	Guerbet	1,880	44,922
	Hermes International SCA	1,349	3,298,963
*	ID Logistics Group SACA	820	411,636
	Imerys SA	8,616	212,113
	Infotel SA	935	42,758
	Interparfums SA	1,345	49,389
	Ipsen SA	8,792	1,035,980
	IPSOS SA	11,077	497,383
	Jacquet Metals SACA	3,858	98,927
	JCDecaux SE	15,848	260,552
	Kaufman & Broad SA	3,216	114,581
	Kering SA	3,867	949,524
	Lectra	693	19,277
	Legrand SA	12,123	1,790,648
	Linedata Services	158	12,243
	LISI SA	2,450	132,422
	LNA Sante SA	1,295	42,104
	L'Oreal SA	7,964	3,523,934
*	Lumibird	484	10,135
	LVMH Moet Hennessy Louis Vuitton SE	14,729	7,906,700
*Ω	Maisons du Monde SA	7,630	19,236
	Manitou BF SA	2,842	62,699
	Mersen SA	6,067	166,149
	Metropole Television SA	6,241	91,165
	Nexans SA	9,075	1,304,262
*	Nexity SA	7,316	95,329
	NRJ Group	4,221	35,045
	Oeneo SA	3,475	37,822
	Opmobility	11,687	178,949
	Orange SA (ORA FP)	408,891	6,219,666
*	Pierre Et Vacances SA	14,537	28,166
	Pluxee NV	12,780	259,157
	Publicis Groupe SA (PUB FP)	25,081	2,291,944
	Quadient SA	7,216	132,646
	Renault SA	36,888	1,364,885
	Rexel SA	49,214	1,487,465
	Robertet SA	58	54,634
	Rubis SCA	10,710	339,142

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	SA d'Explosifs et de Produits Chimiques	94	$21,021
	Samse SACA	114	19,441
	Savencia SA	1,026	76,082
	Schneider Electric SE (SU FP)	9,469	2,450,513
	SCOR SE	38,988	1,270,114
	SEB SA	6,045	441,571
	Seche Environnement SACA	643	74,702
	SES SA	99,058	681,192
*Ω	SMCP SA	10,385	59,869
	Societe BIC SA	5,800	352,658
	Societe Generale SA	68,159	4,350,487
	Societe LDC SADIR	1,552	163,866
*	SOITEC	1,419	61,448
	Sopra Steria Group	4,059	874,689
	SPIE SA	40,521	2,384,716
	Stef SA	1,222	184,386
	STMicroelectronics NV (STM FP)	39,978	1,015,998
	STMicroelectronics NV (STM US)	4,154	105,636
	Sword Group	2,115	87,596
	Synergie SE	2,137	83,849
	Technip Energies NV	36,697	1,584,626
	Teleperformance SE	13,476	1,313,790
	Television Francaise 1 SA	11,484	109,804
	TFF Group	392	8,012
	Thermador Groupe	1,621	151,303
	Tikehau Capital SCA	6,624	147,806
	Trigano SA	2,127	362,728
*	Ubisoft Entertainment SA	13,636	143,812
	Valeo SE	30,189	328,440
	Vallourec SACA	55,614	1,039,367
	Veolia Environnement SA (VIE FP)	36,542	1,238,374
Ω	Verallia SA	16,640	535,375
	Vetoquinol SA	403	35,444
	VIEL & Cie SA	1,966	35,203
	Vinci SA	40,527	5,629,555
	Virbac SACA	756	299,393
*	Viridien	977	64,976
	Vivendi SE	116,631	442,125
*	Voltalia SA	5,971	50,481
	VusionGroup	127	32,646
	Wavestone	1,207	79,859
*Ω	Worldline SA	27,257	99,296
#*Ω	X-Fab Silicon Foundries SE	13,964	101,585
TOTAL FRANCE			123,047,452
GERMANY — (8.1%)
	1&1 AG	9,160	192,565
	7C Solarparken AG	14,165	29,676
	Adesso SE	821	75,857
		Shares	Value»
GERMANY — (Continued)
	adidas AG	13,228	$2,528,252
	Adtran Networks SE	552	13,039
	All for One Group SE	614	34,254
	Allgeier SE	1,476	31,450
	Allianz SE (ALV GR)	12,224	4,830,651
	AlzChem Group AG	1,743	295,042
	Amadeus Fire AG	1,214	92,687
*	Aroundtown SA	91,132	328,631
	Atoss Software SE	2,472	331,574
Ω	Aumann AG	1,986	27,022
	Aurubis AG	8,547	852,517
*Ω	Auto1 Group SE	1,745	52,311
	BASF SE	185,841	9,107,951
	Bayerische Motoren Werke AG	25,662	2,441,775
#*	BayWa AG (BYW6 GR)	4,041	44,828
	Bechtle AG	18,395	798,414
Ω	Befesa SA	6,810	204,204
	Bertrandt AG	1,410	31,089
	Bijou Brigitte AG	1,184	51,884
	Bilfinger SE	7,107	764,609
	Borussia Dortmund GmbH & Co. KGaA	16,875	70,326
#*	BRANICKS Group AG	8,141	18,850
	Brenntag SE	31,971	1,983,452
Ω	Brockhaus Technologies AG	981	14,668
	CANCOM SE (COK GR)	5,654	165,633
	Carl Zeiss Meditec AG	3,842	211,855
*	Ceconomy AG	32,902	166,245
	CENIT AG	1,138	9,875
	Cewe Stiftung & Co. KGaA	1,993	228,239
	Commerzbank AG	128,806	4,697,016
	Continental AG	28,456	2,430,443
*	Covestro AG	33,379	2,262,132
	CTS Eventim AG & Co. KGaA	14,075	1,589,411
	Daimler Truck Holding AG	101,301	4,927,813
	Deutsche Bank AG (DB US)	156,062	5,146,925
#	Deutsche Beteiligungs AG	3,604	100,172
	Deutsche Boerse AG	12,886	3,729,044
	Deutsche EuroShop AG	2,146	46,092
Ω	Deutsche Pfandbriefbank AG	20,580	128,126
	Deutsche Post AG	159,283	7,136,787
	Deutsche Telekom AG (DTE GR)	387,487	13,897,569
	Deutsche Wohnen SE	5,597	141,972

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Deutz AG	16,578	$145,380
	Draegerwerk AG & Co. KGaA	760	51,134
	Duerr AG	14,158	363,898
Ω	DWS Group GmbH & Co. KGaA	9,715	581,773
	E.ON SE	335,378	6,118,379
	Eckert & Ziegler SE	3,188	242,521
	EDAG Engineering Group AG	3,367	24,221
	Elmos Semiconductor SE	2,333	232,855
	ElringKlinger AG	5,316	26,347
	Energiekontor AG	2,205	123,917
	Fabasoft AG	1,317	24,718
	Fielmann Group AG	5,636	357,110
	flatexDEGIRO AG	24,129	729,257
#*	Fraport AG Frankfurt Airport Services Worldwide	10,259	763,433
	Freenet AG	35,489	1,151,009
	Fresenius Medical Care AG (FME GR)	38,276	1,941,413
	Friedrich Vorwerk Group SE	2,185	212,367
	FUCHS SE	7,453	262,132
	GEA Group AG	41,003	2,945,255
#	Gerresheimer AG	8,755	431,656
	Gesco SE	2,374	48,942
	GFT Technologies SE	5,152	106,731
*	Grand City Properties SA	8,734	110,119
	Grenke AG	3,752	76,414
	H&R GmbH & Co. KGaA	3,109	17,712
	Hannover Rueck SE	7,999	2,426,444
Ω	Hapag-Lloyd AG	3,745	540,561
*	Heidelberger Druckmaschinen AG	64,962	168,066
	Hella GmbH & Co. KGaA	367	36,374
*	HelloFresh SE	22,666	238,507
	Henkel AG & Co. KGaA	10,019	712,454
	Hensoldt AG	14,283	1,565,457
	HOCHTIEF AG	3,146	685,492
*	HomeToGo SE	3,187	5,683
	Hornbach Holding AG & Co. KGaA	3,106	365,215
#	HUGO BOSS AG	11,356	528,884
	Indus Holding AG	4,785	129,270
	Infineon Technologies AG (IFX GR)	87,103	3,421,677
	Init Innovation in Traffic Systems SE	1,284	60,538
Ω	Instone Real Estate Group SE	7,300	77,754
		Shares	Value»
GERMANY — (Continued)
	IVU Traffic Technologies AG	2,195	$52,748
	Jenoptik AG	12,451	263,862
Ω	JOST Werke SE	3,281	193,144
	K&S AG	45,511	688,479
	KION Group AG	21,230	1,305,111
	Kloeckner & Co. SE	2,749	20,046
#	Knaus Tabbert AG	887	13,328
	Knorr-Bremse AG	13,971	1,394,382
*	Koenig & Bauer AG	4,031	65,239
#	Kontron AG	9,345	301,471
	Krones AG	3,801	562,836
	KWS Saat SE & Co. KGaA	2,638	187,889
	Lanxess AG	22,201	609,682
	LEG Immobilien SE	10,858	861,837
	Leifheit AG	1,652	28,789
*	LPKF Laser & Electronics SE	2,771	25,004
#*	MAX Automation SE	1,137	7,506
*	Medios AG	322	4,714
	Mercedes-Benz Group AG	67,651	3,830,416
	MLP SE	19,862	191,381
	MTU Aero Engines AG	4,278	1,845,350
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,555	3,636,695
#	Mutares SE & Co. KGaA	4,183	144,108
*	Nagarro SE	1,902	120,288
	Nemetschek SE	11,388	1,696,733
*	Nordex SE	23,227	570,127
#	Norma Group SE	6,588	117,265
	Patrizia SE	11,415	101,857
*	Pentixapharm Holding AG	3,188	7,328
	Pfeiffer Vacuum Technology AG	716	127,046
	ProCredit Holding AG	6,561	68,052
	ProSiebenSat.1 Media SE	36,207	330,030
	Puma SE (PUM GR)	29,247	618,236
*	PVA TePla AG	5,818	140,658
	PWO AG	549	18,150
*	q.beyond AG	24,716	26,644
	Rational AG	1,168	901,634
#	RTL Group SA	8,371	329,960
	SAF-Holland SE	6,237	112,510
	Salzgitter AG	6,774	175,637
	SAP SE (SAP GR)	15,439	4,414,867
#	SAP SE (SAP US), Sponsored ADR	116	33,257
	Schaeffler AG	28,111	162,526
Ω	Scout24 SE	2,769	370,054
#	Secunet Security Networks AG	415	103,168

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	SFC Energy AG	761	$19,045
*	SGL Carbon SE	12,199	47,770
*	Siemens Energy AG	19,692	2,279,913
#	Siltronic AG	4,231	182,932
	Sixt SE	3,879	402,219
*	SMA Solar Technology AG	2,177	49,833
*	Softwareone Holding AG	4,043	33,038
	Stabilus SE	6,230	178,594
	STRATEC SE	599	18,937
	Stroeer SE & Co. KGaA	8,457	454,414
	Suedzucker AG	17,307	198,193
	SUSS MicroTec SE	4,473	162,145
	Symrise AG	21,841	1,979,826
	TAG Immobilien AG	28,595	459,752
#	Takkt AG	7,339	45,051
*	Talanx AG	11,947	1,583,539
*Ω	TeamViewer SE	12,959	132,531
	Technotrans SE	1,771	49,260
	thyssenkrupp AG	133,211	1,541,938
*	TUI AG	121,469	1,095,899
	United Internet AG	21,291	610,263
#	Verbio SE	6,536	84,691
	Volkswagen AG	3,305	352,459
	Vonovia SE	40,490	1,256,630
	Vossloh AG	2,532	248,333
#	Wacker Chemie AG	3,656	272,120
	Wacker Neuson SE	8,807	230,389
	Washtec AG	2,863	131,046
	Wuestenrot & Wuerttembergische AG	6,832	109,337
*Ω	Zalando SE	41,940	1,222,888
TOTAL GERMANY			142,527,025
HONG KONG — (1.6%)
	Aeon Credit Service Asia Co. Ltd.	38,000	35,574
	AIA Group Ltd.	531,400	4,954,862
*	Allied Group Ltd.	50,000	10,605
	APAC Resources Ltd.	26,588	4,453
	Asia Financial Holdings Ltd.	40,000	24,916
	ASMPT Ltd.	57,100	483,050
	Bank of East Asia Ltd.	225,132	347,983
	Best Mart 360 Holdings Ltd.	40,000	11,666
	BOC Hong Kong Holdings Ltd.	177,000	794,775
	Bright Smart Securities & Commodities Group Ltd.	208,000	390,350
		Shares	Value»
HONG KONG — (Continued)
	Cafe de Coral Holdings Ltd.	60,000	$55,279
	Cathay Pacific Airways Ltd.	298,000	442,922
	Chevalier International Holdings Ltd.	12,000	6,140
*	China Energy Development Holdings Ltd.	1,680,000	10,931
	China Motor Bus Co. Ltd.	1,400	10,544
*	China Star Entertainment Ltd.	180,000	55,306
	Chinese Estates Holdings Ltd.	121,000	20,113
	Chow Sang Sang Holdings International Ltd.	87,000	91,897
	CITIC Telecom International Holdings Ltd.	495,000	160,483
	CK Asset Holdings Ltd.	145,069	664,735
	CK Hutchison Holdings Ltd.	94,000	611,846
*	CK Life Sciences International Holdings, Inc.	264,000	33,475
#	C-Mer Medical Holdings Ltd.	108,000	24,974
#††	Convoy, Inc.	576,000	2,297
#*	Cowell e Holdings, Inc.	43,000	144,669
Ω	Crystal International Group Ltd.	129,500	93,042
*	CSC Holdings Ltd.	2,830,000	11,095
	Dah Sing Banking Group Ltd.	95,728	111,912
	Dah Sing Financial Holdings Ltd.	44,920	166,642
	Dickson Concepts International Ltd.	43,500	29,556
	Dream International Ltd.	18,000	31,219
	Dynamic Holdings Ltd.	8,000	13,407
	Eagle Nice International Holdings Ltd.	74,000	38,302
	Emperor Watch & Jewellery Ltd.	810,000	41,730
*	ENM Holdings Ltd.	376,000	12,918
	Far East Consortium International Ltd.	300,377	30,096
#*Ω	FIT Hon Teng Ltd.	322,000	108,387
	FSE Lifestyle Services Ltd.	29,000	21,591

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Giordano International Ltd.	204,000	$38,687
	Glorious Sun Enterprises Ltd.	80,000	13,538
#*††	Gold Financial Holdings Ltd.	38,000	0
	Great Eagle Holdings Ltd.	38,520	72,093
	G-Resources Group Ltd.	94,760	130,239
#	Guotai Junan International Holdings Ltd.	204,000	166,277
	Hang Lung Group Ltd.	172,000	310,742
	Hang Lung Properties Ltd.	341,917	352,126
	Hang Seng Bank Ltd.	24,000	349,601
	HKT Trust & HKT Ltd.	566,000	891,211
	Hong Kong Exchanges & Clearing Ltd.	45,540	2,464,570
	Hong Kong Ferry Holdings Co. Ltd.	28,000	17,074
	Hong Kong Technology Venture Co. Ltd.	58,288	12,121
*	Hongkong & Shanghai Hotels Ltd.	106,511	79,262
Ω	Honma Golf Ltd.	25,000	11,171
	Hutchison Telecommunications Hong Kong Holdings Ltd.	232,000	31,890
	Hysan Development Co. Ltd.	56,000	111,432
	IGG, Inc.	197,000	103,173
Ω	Impro Precision Industries Ltd.	111,000	42,806
	Johnson Electric Holdings Ltd.	91,569	269,887
	K Wah International Holdings Ltd.	218,000	60,076
	Karrie International Holdings Ltd.	80,000	9,373
	Kerry Properties Ltd.	130,500	348,448
	KLN Logistics Group Ltd.	87,500	92,015
	Kowloon Development Co. Ltd.	112,122	45,664
	Liu Chong Hing Investment Ltd.	46,000	26,190
	Luk Fook Holdings International Ltd.	70,000	182,656
	Man Wah Holdings Ltd.	408,400	230,381
*	Midland Holdings Ltd.	80,000	18,003
		Shares	Value»
HONG KONG — (Continued)
	Miramar Hotel & Investment	56,000	$70,697
	Modern Dental Group Ltd.	72,000	39,820
	MTR Corp. Ltd.	47,920	172,381
	Nameson Holdings Ltd.	98,000	9,970
#*	New World Development Co. Ltd.	263,270	215,588
*††	NewOcean Energy Holdings Ltd.	238,000	0
#	Nissin Foods Co. Ltd.	61,000	52,867
	Orbusneich Medical Group Holdings Ltd.	16,500	10,955
	Oriental Watch Holdings	113,457	48,899
*	Oshidori International Holdings Ltd.	1,002,000	59,195
	Pacific Textiles Holdings Ltd.	212,000	39,692
#	PAX Global Technology Ltd.	72,000	62,372
	PC Partner Group Ltd.	60,000	56,532
	PCCW Ltd.	810,797	580,893
	Perfect Medical Health Management Ltd.	88,000	18,383
	Pico Far East Holdings Ltd.	162,000	52,786
	Plover Bay Technologies Ltd.	71,000	59,944
	PRADA SpA	48,700	265,068
Ω	Regina Miracle International Holdings Ltd.	87,000	20,174
#	Sa Sa International Holdings Ltd.	174,000	13,703
Ω	Samsonite Group SA	278,100	567,243
	SAS Dragon Holdings Ltd.	64,000	38,249
	SEA Holdings Ltd.	37,706	5,940
*	Shandong Hi-Speed Holdings Group Ltd.	78,000	173,912
	Shangri-La Asia Ltd.	314,000	181,902
*	Shun Tak Holdings Ltd.	394,000	33,161
	Singamas Container Holdings Ltd.	386,000	33,832
	Sino Land Co. Ltd.	583,155	672,202
*	Sinohope Technology Holdings Ltd.	62,500	37,301
	SITC International Holdings Co. Ltd.	296,000	957,046

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	SmarTone Telecommunications Holdings Ltd.	93,500	$54,713
#*	Solomon Systech International Ltd.	272,000	15,815
*	Soundwill Holdings Ltd.	25,500	20,061
	Stella International Holdings Ltd.	143,000	284,004
	Sun Hung Kai & Co. Ltd.	139,000	62,614
	Sun Hung Kai Properties Ltd.	48,696	578,385
	SUNeVision Holdings Ltd.	170,000	167,797
	Swire Pacific Ltd. (19 HK), Class A	59,000	533,321
	Swire Pacific Ltd. (87 HK), Class B	102,500	161,033
	Swire Properties Ltd.	53,800	144,195
	TAI Cheung Holdings Ltd.	82,000	34,881
*	Taung Gold International Ltd.	1,660,000	11,140
	Techtronic Industries Co. Ltd.	88,500	1,058,252
*	Television Broadcasts Ltd.	75,400	40,045
	Texhong International Group Ltd.	47,000	28,461
#*	Theme International Holdings Ltd.	1,010,000	108,089
#*	Tongda Group Holdings Ltd.	1,450,000	21,551
	Town Health International Medical Group Ltd.	538,998	18,892
	Tradelink Electronic Commerce Ltd.	164,000	20,020
	Transport International Holdings Ltd.	62,795	71,971
	United Laboratories International Holdings Ltd.	256,000	479,885
	Value Partners Group Ltd.	244,000	66,370
	Vitasoy International Holdings Ltd.	128,000	149,434
	Viva Goods Co. Ltd.	368,000	24,765
*	Vobile Group Ltd.	133,000	58,866
	VSTECS Holdings Ltd.	196,000	226,833
	VTech Holdings Ltd.	37,100	274,909
*	Wealthink AI-Innovation Capital Ltd.	476,000	5,665
Ω	WH Group Ltd.	1,239,425	1,240,835
		Shares	Value»
HONG KONG — (Continued)
	Wharf Real Estate Investment Co. Ltd.	152,000	$482,572
	Wing On Co. International Ltd.	9,000	14,546
	Wing Tai Properties Ltd.	62,000	13,344
*	Xingye Alloy Materials Group Ltd.	95,000	12,215
	Yue Yuen Industrial Holdings Ltd.	184,000	287,789
#*	Yunfeng Financial Group Ltd.	50,000	23,022
TOTAL HONG KONG			27,931,445
IRELAND — (0.7%)
	AIB Group PLC	533,854	4,211,387
	Bank of Ireland Group PLC	235,335	3,155,832
	Cairn Homes PLC	206,386	512,240
	Dalata Hotel Group PLC	53,488	388,895
	FBD Holdings PLC (FBD ID)	6,986	111,357
	Glanbia PLC (GLB ID)	51,531	748,739
*Ω	Glenveagh Properties PLC	147,143	313,836
	Irish Continental Group PLC (IR5B ID)	52,931	333,846
	Kingspan Group PLC (KSP ID)	21,831	1,811,796
*	Permanent TSB Group Holdings PLC	22,577	53,596
TOTAL IRELAND			11,641,524
ISRAEL — (1.3%)
*	Adgar Investment & Development Ltd.	12,287	18,809
*	AFI Properties Ltd.	1,879	113,712
	Africa Israel Residences Ltd.	894	72,026
*	Airport City Ltd.	8,088	144,212
	Alony Hetz Properties & Investments Ltd.	17,186	179,149
	Alrov Properties & Lodgings Ltd.	1,669	124,180
	Amos Luzon Development & Energy Group Ltd.	15,411	13,904
	Amot Investments Ltd.	12,245	83,490

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Analyst IMS Investment Management Services Ltd.	649	$23,191
	Arad Ltd.	2,441	37,239
*	Argo Properties NV	2,212	72,289
*	Ashdod Refinery Ltd.	1,492	25,653
#	Ashtrom Group Ltd.	8,232	171,549
	AudioCodes Ltd. (AUDC US)	5,671	56,823
#	Aura Investments Ltd.	10,607	70,824
	Automatic Bank Services Ltd.	5,314	33,741
	Ayalon Holdings Ltd.	934	15,951
	Azorim-Investment Development & Construction Co. Ltd.	7,190	46,515
	Azrieli Group Ltd.	1,219	119,766
	Bank Hapoalim BM	102,490	1,922,002
	Bank Leumi Le-Israel BM	141,799	2,623,108
	Bezeq The Israeli Telecommunication Corp. Ltd.	173,276	322,328
*	Big Shopping Centers Ltd.	1,012	192,754
	Blue Square Real Estate Ltd.	677	77,418
#*	Camtek Ltd.	545	52,744
	Carasso Motors Ltd.	7,213	85,111
	Castro Model Ltd.	415	17,965
*	Cellcom Israel Ltd. (CEL IT)	21,259	192,153
*	Cellcom Israel Ltd. (CELJF US)	6,437	57,354
	Clal Insurance Enterprises Holdings Ltd.	14,933	715,949
	Cohen Development Gas & Oil Ltd.	304	18,813
	Danel Adir Yeoshua Ltd.	1,201	164,614
	Danya Cebus Ltd.	1,180	43,048
	Delek Automotive Systems Ltd.	8,897	69,567
	Delta Galil Ltd.	3,106	164,814
	Delta Israel Brands Ltd.	1,144	29,599
	Diplomat Holdings Ltd.	1,213	18,904
	Direct Finance of Direct Group 2006 Ltd.	365	56,796
*	Dor Alon Energy in Israel 1988 Ltd.	859	33,951
		Shares	Value»
ISRAEL — (Continued)
#*	Doral Group Renewable Energy Resources Ltd.	25,718	$121,705
	Duniec Brothers Ltd.	393	26,539
*	El Al Israel Airlines	57,581	232,453
	Electra Consumer Products 1970 Ltd.	3,023	119,958
	Electra Ltd.	300	181,763
*	Electra Real Estate Ltd.	306	4,119
*	Ellomay Capital Ltd.	460	8,388
#	Energix-Renewable Energies Ltd.	3,911	15,235
*	Enlight Renewable Energy Ltd. (ENLT IT)	5,996	147,227
*	Enlight Renewable Energy Ltd. (ENLT US)	2,462	60,639
*	Fattal Holdings 1998 Ltd.	1,482	266,741
	First International Bank of Israel Ltd.	10,254	712,218
	Formula Systems 1985 Ltd. (FORTY IT)	2,553	307,322
	Fox Wizel Ltd.	2,332	241,831
	Gav-Yam Lands Corp. Ltd.	2,907	32,451
*	Gilat Satellite Networks Ltd.	12,148	90,999
*	Hagag Group Real Estate Development	10,027	62,811
	Hamat Group Ltd.	2,290	10,904
	Harel Insurance Investments & Financial Services Ltd.	15,033	453,181
	Hilan Ltd.	3,637	297,130
	Hiper Global Ltd.	1,400	7,750
	ICL Group Ltd.	35,210	219,355
	IDI Insurance Co. Ltd.	2,482	142,980
*	IES Holdings Ltd.	780	67,933
	Ilex Medical Ltd.	1,313	23,377
	Inrom Construction Industries Ltd.	7,358	42,899
	Isracard Ltd.	48,798	199,878
	Israel Canada TR Ltd.	4,706	23,380
	Israel Discount Bank Ltd., Class A	179,862	1,720,116
*	Israir Group Ltd.	18,935	12,254
	Isras Investment Co. Ltd.	461	125,087
	Issta Ltd.	2,216	68,876

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Kamada Ltd. (KMDA US)	4,706	$34,777
	Kardan Real Estate Enterprise & Development Ltd.	14,025	25,348
	Kerur Holdings Ltd.	1,414	34,959
	Kvutzat Acro Ltd.	4,440	64,568
	Lahav L.R. Real Estate Ltd.	8,287	15,196
	Land Development Nimrodi Group Ltd.	4,449	47,208
	Lapidoth Capital Ltd.	2,518	57,289
	M Yochananof & Sons Ltd.	1,345	124,059
	Magic Software Enterprises Ltd. (MGIC IT)	1,344	28,202
	Magic Software Enterprises Ltd. (MGIC US)	8,879	183,884
*	Malam - Team Ltd.	1,640	55,379
	Matrix IT Ltd.	7,710	283,391
	Max Stock Ltd.	21,164	112,712
	Maytronics Ltd.	11,731	15,119
	Mediterranean Towers Ltd.	22,942	82,895
	Mega Or Holdings Ltd.	3,782	177,442
	Meitav Investment House Ltd.	11,785	294,056
	Melisron Ltd.	1,210	139,316
	MENIF - Financial Services Ltd.	6,316	41,262
	Menora Mivtachim Holdings Ltd.	5,946	516,885
*	Meshek Energy Renewable Energies Ltd.	30,699	40,109
#	Meshulam Levinstein Contracting & Engineering Ltd.	499	73,145
	Migdal Insurance & Financial Holdings Ltd.	83,723	255,510
	Mivne Real Estate KD Ltd.	47,260	178,143
	Mivtach Shamir Holdings Ltd.	1,957	159,167
	Mizrahi Tefahot Bank Ltd.	14,841	916,785
	Nawi Group Ltd.	4,936	86,230
*	Nayax Ltd.	635	28,000
	Neto Malinda Trading Ltd.	1,892	79,197
	Next Vision Stabilized Systems Ltd.	6,804	278,872
		Shares	Value»
ISRAEL — (Continued)
*	Nexxen International Ltd.	2,428	$25,305
#*	Nice Ltd. (NICE US), Sponsored ADR	704	109,859
	Novolog Ltd.	79,428	32,470
	Oil Refineries Ltd.	645,525	168,870
	One Software Technologies Ltd.	9,525	246,092
*	OY Nofar Energy Ltd.	1,061	31,766
	Palram Industries 1990 Ltd.	3,125	68,105
	Partner Communications Co. Ltd.	34,935	321,734
	Paz Retail & Energy Ltd.	2,321	429,114
*	Perion Network Ltd.	4,225	45,810
	Phoenix Financial Ltd.	29,640	1,009,926
	Plasson Industries Ltd.	828	49,845
	Polyram Plastic Industries Ltd.	4,428	14,351
	Prashkovsky Investments & Construction Ltd.	1,402	53,759
*	Priortech Ltd.	1,092	61,989
	Qualitau Ltd.	1,064	133,667
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,025	188,879
*	Rapac Communication & Infrastructure Ltd.	638	9,381
	Retailors Ltd.	4,002	83,260
	Sano-Brunos Enterprises Ltd.	96	10,028
*	Scope Metals Group Ltd.	1,610	71,862
	Shapir Engineering & Industry Ltd.	3,772	31,192
*	Shikun & Binui Ltd.	18,878	89,861
	Shufersal Ltd.	23,398	282,877
	Strauss Group Ltd.	2,166	58,162
	Summit Real Estate Holdings Ltd.	9,319	176,888
	Tadiran Group Ltd.	810	43,023
Ω	Tamar Petroleum Ltd.	10,619	126,868
	Tel Aviv Stock Exchange Ltd.	15,517	292,932
	Telsys Ltd.	691	43,455
	Tiv Taam Holdings 1 Ltd.	11,482	27,793
*	Tower Semiconductor Ltd. (TSEM US)	5,341	244,351

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#*	Veridis Environment Ltd.	5,446	$37,881
	Victory Supermarket Chain Ltd.	1,493	21,923
	YD More Investments Ltd.	4,998	51,480
	YH Dimri Construction & Development Ltd.	776	84,281
TOTAL ISRAEL			23,537,658
ITALY — (3.6%)
	A2A SpA	409,121	996,926
	ACEA SpA	11,720	260,094
	Amplifon SpA	17,363	292,287
	Ariston Holding NV	16,546	86,139
	Arnoldo Mondadori Editore SpA	37,922	87,301
	Ascopiave SpA	14,613	50,475
	Avio SpA	3,017	103,101
	Azimut Holding SpA	29,900	1,016,375
	B&C Speakers SpA	589	11,040
	Banca Generali SpA	15,290	853,981
	Banca IFIS SpA	5,431	150,409
	Banca Mediolanum SpA	47,792	842,993
	Banca Monte dei Paschi di Siena SpA	256,850	2,186,672
#	Banca Profilo SpA	37,962	7,184
*Ω	Banca Sistema SpA	9,819	21,050
	Banco BPM SpA	377,363	4,812,566
	Banco di Desio e della Brianza SpA	11,470	98,136
	BasicNet SpA	6,151	49,988
*Ω	BFF Bank SpA	41,868	497,065
#	Biesse SpA	2,266	18,473
#	BPER Banca SpA	455,665	4,483,977
	Brembo NV	26,164	250,828
	Brunello Cucinelli SpA	8,745	980,688
*	Cairo Communication SpA	20,643	64,180
Ω	Carel Industries SpA	4,190	113,820
	Cembre SpA	582	39,551
*	CIR SpA-Compagnie Industriali	209,979	161,807
	Credito Emiliano SpA	27,465	416,328
#	d'Amico International Shipping SA	12,254	50,500
	Danieli & C Officine Meccaniche SpA (DAN IM)	3,400	146,104
	Danieli & C Officine Meccaniche SpA (DANR IM)	11,141	362,215
	Datalogic SpA	3,606	19,464
		Shares	Value»
ITALY — (Continued)
*Ω	doValue SpA	26,796	$79,665
Ω	Enav SpA	21,073	92,448
	Enel SpA	505,273	4,455,641
	ERG SpA	9,914	214,781
#	Esprinet SpA	8,722	41,438
	Ferrari NV (RACE IM)	5,231	2,293,875
	Ferrari NV (RACE US)	611	270,911
	Fiera Milano SpA	5,610	40,257
	Fila SpA	9,103	89,734
	FinecoBank Banca Fineco SpA	82,841	1,764,017
	FNM SpA	35,502	16,528
	Gefran SpA	1,074	12,838
	Generali	9,295	346,757
	GPI SpA	1,707	30,280
	Hera SpA	216,836	927,832
#	IMMSI SpA	64,785	37,403
	Intercos SpA	5,718	76,491
	Intesa Sanpaolo SpA	538,604	3,245,230
	Iren SpA	97,016	277,822
	Italgas SpA	93,254	773,763
	Italmobiliare SpA	3,275	105,455
	Iveco Group NV	64,101	1,324,961
	LU-VE SpA	828	30,626
	Maire SpA	33,875	470,540
	MARR SpA	2,701	31,639
	Mediobanca Banca di Credito Finanziario SpA	93,031	2,048,203
	MFE-MediaForEurope NV (MFEA IM), Class A	39,915	126,499
	MFE-MediaForEurope NV (MFEB IM), Class B	22,348	100,429
	Moltiply Group SpA	3,541	174,891
	Moncler SpA	24,066	1,283,502
Ω	Nexi SpA	105,470	602,258
	Orsero SpA	1,785	28,720
Ω	OVS SpA	81,946	339,229
	Pharmanutra SpA	1,008	52,780
#	Piaggio & C SpA	53,220	114,886
Ω	Pirelli & C SpA	88,579	597,144
Ω	Poste Italiane SpA	20,057	433,330
	Prysmian SpA	16,855	1,346,098
Ω	RAI Way SpA	27,860	185,990
	Recordati Industria Chimica e Farmaceutica SpA	15,663	898,331
	Reply SpA	5,086	796,640
	Rizzoli Corriere Della Sera Mediagroup SpA	31,733	37,095
	Sabaf SpA	2,130	33,237
#*	Safilo Group SpA	36,873	45,759
	Saipem SpA	450,815	1,205,042

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#*	Salvatore Ferragamo SpA	6,190	$35,006
#	Sanlorenzo SpA	2,888	97,334
	Sesa SpA	1,573	118,450
	Snam SpA	152,321	882,740
	Sogefi SpA	18,975	59,135
	SOL SpA	6,774	361,451
#	Stellantis NV (STLA UX)	2,097	18,642
	Stellantis NV (STLAM IM)	247,907	2,187,805
	Tamburi Investment Partners SpA	17,532	154,388
Ω	Technogym SpA	24,854	383,479
#*	Telecom Italia SpA (TIT IM)	3,101,301	1,425,149
*	Telecom Italia SpA (TITR IM)	613,231	315,800
	Tenaris SA (TEN IM)	33,633	587,406
#	Tenaris SA (TS US), ADR	14,238	497,476
	Terna - Rete Elettrica Nazionale	96,238	931,194
#	Tinexta SpA	1,733	28,615
	TXT e-solutions SpA	1,568	60,208
	UniCredit SpA	101,131	7,440,603
	Webuild SpA	86,704	390,225
	Wiit SpA	2,849	50,714
#	Zignago Vetro SpA	1,055	9,435
TOTAL ITALY			63,067,967
JAPAN — (22.4%)
#	&Do Holdings Co. Ltd.	1,200	8,644
	77 Bank Ltd.	15,000	518,125
#	A&D HOLON Holdings Co. Ltd.	7,100	94,356
	AB & Company Co. Ltd.	4,100	26,050
	ABC-Mart, Inc.	15,700	293,800
#	Achilles Corp.	3,200	23,490
	Acom Co. Ltd.	73,300	211,978
	AD Works Group Co. Ltd.	15,000	35,096
#	Adastria Co. Ltd.	6,980	138,618
	ADEKA Corp.	19,700	388,785
	Ad-sol Nissin Corp.	4,800	42,656
	Adtec Plasma Technology Co. Ltd.	900	7,789
	Advan Group Co. Ltd.	4,200	24,129
	Advanced Media, Inc.	2,400	18,887
	Advantest Corp.	42,000	2,792,962
#	Aeon Co. Ltd.	44,440	1,419,555
#	Aeon Fantasy Co. Ltd.	2,300	54,685
		Shares	Value»
JAPAN — (Continued)
	AEON Financial Service Co. Ltd.	24,500	$220,317
	Aeon Hokkaido Corp.	10,400	61,807
	Aeon Kyushu Co. Ltd.	700	13,955
#	AFC-HD AMS Life Science Co. Ltd.	2,200	12,924
	AGC, Inc.	20,900	628,979
#	Ahresty Corp.	8,100	42,754
	Ai Holdings Corp.	1,800	28,811
	Aica Kogyo Co. Ltd.	13,900	342,257
	Aichi Corp.	7,300	62,275
	Aichi Financial Group, Inc.	4,226	75,707
#	Aichi Steel Corp.	11,600	176,551
	Aichi Tokei Denki Co. Ltd.	2,400	38,078
	Aida Engineering Ltd.	11,581	69,919
	Aiful Corp.	74,100	218,952
	Ain Holdings, Inc.	7,688	295,909
	Aiphone Co. Ltd.	3,100	58,369
	Air Water, Inc.	47,114	696,001
#	Airman Corp.	6,000	81,729
#	Airport Facilities Co. Ltd.	6,100	38,095
#	Airtech Japan Ltd.	2,100	15,140
	Airtrip Corp.	1,600	9,678
	Aisan Industry Co. Ltd.	14,900	164,725
	Aisin Corp.	56,354	778,813
#	AIT Corp.	2,000	24,768
	Ajis Co. Ltd.	1,100	21,776
	Akatsuki Corp.	11,800	41,305
	Akatsuki, Inc.	2,300	45,382
#*	Akebono Brake Industry Co. Ltd.	46,500	32,517
	Akita Bank Ltd.	4,100	88,903
	Albis Co. Ltd.	1,568	34,509
	Alconix Corp.	8,300	116,125
	Alfresa Holdings Corp.	31,000	449,996
#	Alinco, Inc.	3,800	26,246
#	Alleanza Holdings Co. Ltd.	4,300	30,097
	Alpen Co. Ltd.	4,700	75,051
#	Alpha Systems, Inc.	1,300	30,841
#	AlphaPolis Co. Ltd.	1,800	16,710
	Alps Alpine Co. Ltd.	44,730	473,883
	ALSOK Co. Ltd.	58,400	406,791
	Altech Corp.	4,530	82,338
	Amada Co. Ltd.	64,800	730,680
	Amano Corp.	13,900	387,862
#	Amuse, Inc.	3,100	33,524
	Amvis Holdings, Inc.	6,800	23,236
	ANA Holdings, Inc.	9,100	168,737
	Anabuki Kosan, Inc.	1,000	13,290
	Anest Iwata Corp.	6,600	68,608
	Anicom Holdings, Inc.	21,900	113,091
	Anycolor, Inc.	5,400	168,279
	AOKI Holdings, Inc.	9,700	110,255

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aoyama Trading Co. Ltd.	10,600	$160,796
	Aoyama Zaisan Networks Co. Ltd.	3,600	43,119
	Aozora Bank Ltd.	14,800	217,136
	Arakawa Chemical Industries Ltd.	4,300	32,102
	Arata Corp.	7,800	166,321
#	ARCLANDS Corp.	6,609	76,309
	Arcs Co. Ltd.	10,100	203,228
	ARE Holdings, Inc.	21,200	249,894
	Arealink Co. Ltd.	5,200	87,343
	Argo Graphics, Inc.	3,000	104,895
	Artience Co. Ltd.	9,100	192,702
#	Artnature, Inc.	5,000	26,552
#	Artner Co. Ltd.	1,800	22,490
	As One Corp.	10,500	165,005
	Asahi Co. Ltd.	3,500	31,152
	Asahi Diamond Industrial Co. Ltd.	14,894	73,528
	Asahi Intecc Co. Ltd.	22,400	348,591
	Asahi Kasei Corp.	201,583	1,402,565
#	Asahi Kogyosha Co. Ltd.	4,304	73,043
#	Asahi Net, Inc.	6,100	27,629
	Asahi Printing Co. Ltd.	3,300	19,843
#	Asahi Yukizai Corp.	3,400	97,345
	Asanuma Corp.	13,000	68,863
	Ashimori Industry Co. Ltd.	1,600	29,980
	Asia Pile Holdings Corp.	8,400	55,790
	Asics Corp.	50,000	1,175,464
	ASKUL Corp.	9,200	91,888
	Astena Holdings Co. Ltd.	9,400	30,632
	Atrae, Inc.	4,000	20,309
	Aucnet, Inc.	5,000	55,836
	Autobacs Seven Co. Ltd.	17,900	174,634
	Avant Group Corp.	4,800	48,062
	Avex, Inc.	7,900	66,838
	Awa Bank Ltd.	8,500	180,188
#	Axell Corp.	2,200	14,125
	Axial Retailing, Inc.	19,896	150,562
	Azbil Corp.	55,600	519,549
#	AZ-COM MARUWA Holdings, Inc.	14,800	114,168
	AZOOM Co. Ltd.	600	33,440
	Bandai Namco Holdings, Inc.	38,700	1,251,439
	Bando Chemical Industries Ltd.	9,300	110,724
	Bank of Iwate Ltd.	3,100	72,271
	Bank of Nagoya Ltd.	2,999	174,537
	Bank of Saga Ltd.	3,800	68,837
		Shares	Value»
JAPAN — (Continued)
	Bank of the Ryukyus Ltd.	10,600	$86,479
	Base Co. Ltd.	2,200	51,083
*	baudroie, Inc.	1,800	34,108
	BayCurrent, Inc.	17,600	1,010,593
#	Beauty Garage, Inc.	1,600	18,046
	Belc Co. Ltd.	2,900	138,738
	Bell System24 Holdings, Inc.	8,100	72,801
	Belluna Co. Ltd.	13,600	86,313
#	Bewith, Inc.	1,100	10,894
	Bic Camera, Inc.	19,600	204,650
	BIPROGY, Inc.	16,300	657,299
	B-Lot Co. Ltd.	1,500	14,572
	BML, Inc.	5,904	137,111
	Bookoff Group Holdings Ltd.	3,100	29,400
	Bourbon Corp.	2,500	43,525
*††	Bourbon Corp. SA	3,477	0
	Br Holdings Corp.	4,200	9,666
	B-R31 Ice Cream Co. Ltd.	400	10,922
#	BrainPad, Inc.	3,500	31,082
	Bridgestone Corp.	52,600	2,127,679
	Brother Industries Ltd.	41,000	697,649
	Buffalo, Inc.	1,500	23,645
#	Bull-Dog Sauce Co. Ltd.	2,700	36,510
	Bunka Shutter Co. Ltd.	12,000	203,112
	Business Brain Showa-Ota, Inc.	3,800	69,146
#	Business Engineering Corp.	1,400	47,408
	C Uyemura & Co. Ltd.	2,600	166,526
	CAC Holdings Corp.	3,200	43,108
	Calbee, Inc.	14,200	260,608
	Canon Electronics, Inc.	3,800	64,204
	Canon Marketing Japan, Inc.	9,600	346,831
	Canon, Inc. (7751 JP)	62,000	1,760,964
	Capcom Co. Ltd.	33,200	845,130
	Career Design Center Co. Ltd.	1,000	12,945
	Careerlink Co. Ltd.	1,300	19,354
#	Carenet, Inc.	8,500	43,147
	Carlit Co. Ltd.	6,900	59,380
	Casio Computer Co. Ltd.	11,500	91,107
	Cawachi Ltd.	3,900	71,305
#	CDS Co. Ltd.	1,000	11,576
	Celsys, Inc.	6,800	74,370
	Central Automotive Products Ltd.	11,400	145,563

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Central Glass Co. Ltd.	6,300	$136,084
	Central Japan Railway Co.	20,160	469,974
#	Central Security Patrols Co. Ltd.	2,200	34,640
#	Central Sports Co. Ltd.	1,200	19,961
#	Change Holdings, Inc.	10,100	77,264
	Charm Care Corp. KK	4,200	36,809
	Chiba Bank Ltd.	52,300	487,473
#	Chiba Kogyo Bank Ltd.	14,600	144,155
#	Chikaranomoto Holdings Co. Ltd.	1,900	18,063
	Chino Corp.	2,100	33,331
	Chiyoda Co. Ltd.	4,400	35,137
	Chiyoda Integre Co. Ltd.	2,800	57,096
	Chofu Seisakusho Co. Ltd.	3,339	44,245
	Chori Co. Ltd.	3,300	83,469
	Chubu Shiryo Co. Ltd.	6,500	72,196
	Chudenko Corp.	7,100	172,311
	Chuetsu Pulp & Paper Co. Ltd.	2,300	25,881
	Chugai Ro Co. Ltd.	1,400	33,895
	Chugin Financial Group, Inc.	36,800	477,766
	Chugoku Marine Paints Ltd.	8,500	174,593
#	Chuo Spring Co. Ltd.	5,000	100,569
#	Chuo Warehouse Co. Ltd.	3,700	35,293
	Citizen Watch Co. Ltd.	71,300	427,972
	CKD Corp.	10,000	178,532
#	CK-San-Etsu Co. Ltd.	2,100	54,935
	Cleanup Corp.	9,300	44,601
#	CMK Corp.	12,600	30,674
	Coca-Cola Bottlers Japan Holdings, Inc.	21,442	327,863
	COLOPL, Inc.	15,400	53,369
	Computer Engineering & Consulting Ltd.	3,300	48,835
#	Computer Institute of Japan Ltd.	10,800	35,363
	COMSYS Holdings Corp.	21,064	482,889
	Comture Corp.	5,100	59,176
	Concordia Financial Group Ltd.	135,732	900,070
		Shares	Value»
JAPAN — (Continued)
	Copro-Holdings Co. Ltd.	1,900	$27,048
#*	Core Concept Technologies, Inc.	1,100	9,328
#	Core Corp.	1,800	22,954
#	Corona Corp.	3,800	23,798
	Cosel Co. Ltd.	7,400	57,195
	Cosmo Energy Holdings Co. Ltd.	17,100	758,942
	Cosmos Initia Co. Ltd.	2,100	19,769
	Cosmos Pharmaceutical Corp.	7,100	441,062
#	Cota Co. Ltd.	4,697	44,212
#*	Cover Corp.	5,900	83,366
#	CREAL, Inc.	500	15,968
#	Create Restaurants Holdings, Inc.	20,700	210,611
	Create SD Holdings Co. Ltd.	6,300	143,661
	Credit Saison Co. Ltd.	35,671	941,127
	Creek & River Co. Ltd.	2,900	28,727
	Cresco Ltd.	8,400	95,314
#	Cross Cat Co. Ltd.	1,600	11,582
	CrowdWorks, Inc.	1,200	8,856
	CTI Engineering Co. Ltd.	6,600	132,263
#	CTS Co. Ltd.	8,400	48,638
*	CUC, Inc.	2,600	20,007
	Curves Holdings Co. Ltd.	7,600	37,535
	CyberAgent, Inc.	38,500	385,591
	Cybozu, Inc.	5,500	145,042
	Dai Nippon Printing Co. Ltd.	35,600	548,221
	Dai Nippon Toryo Co. Ltd.	5,000	41,132
	Daicel Corp.	16,300	140,214
	Dai-Dan Co. Ltd.	6,200	188,546
	Daido Metal Co. Ltd.	11,700	53,424
	Daido Steel Co. Ltd.	34,500	265,665
#	Daiei Kankyo Co. Ltd.	6,800	140,117
	Daifuku Co. Ltd.	22,800	577,209
#	Daihatsu Infinearth Mfg Co. Ltd.	4,800	83,725
	Daiho Corp.	10,500	57,944
	Dai-Ichi Cutter Kogyo KK	2,000	17,756
	Daiichi Jitsugyo Co. Ltd.	4,800	81,211
	Daiichi Kensetsu Corp.	3,200	65,467

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,600	$25,404
	Dai-ichi Life Holdings, Inc.	216,400	1,712,196
	Daiichikosho Co. Ltd.	14,800	158,895
	Daiken Medical Co. Ltd.	2,900	8,428
	Daiki Aluminium Industry Co. Ltd.	9,000	62,193
	Daikin Industries Ltd.	13,600	1,672,198
	Daikokutenbussan Co. Ltd.	1,700	80,749
	Daikyonishikawa Corp.	8,384	39,578
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,800	85,364
	Daio Paper Corp.	22,700	126,463
	Daiseki Co. Ltd.	10,180	236,999
	Daishi Hokuetsu Financial Group, Inc.	23,400	572,692
	Daishinku Corp.	7,600	29,475
	Daisue Construction Co. Ltd.	2,500	38,666
	Daito Pharmaceutical Co. Ltd.	4,680	37,403
	Daito Trust Construction Co. Ltd.	5,800	593,790
	Daitron Co. Ltd.	2,500	60,939
	Daiwa House Industry Co. Ltd.	82,200	2,717,607
	Daiwa Industries Ltd.	7,900	87,815
	Daiwa Securities Group, Inc.	125,604	874,436
	Daiwabo Holdings Co. Ltd.	24,600	452,384
	DCM Holdings Co. Ltd.	31,600	300,426
#*	DD GROUP Co. Ltd.	1,800	20,109
	Dear Life Co. Ltd.	7,200	60,985
#*	Demae-Can Co. Ltd.	5,300	6,221
	Denka Co. Ltd.	14,900	210,095
	Densan System Holdings Co. Ltd.	1,800	31,051
	Denso Corp.	48,200	653,950
	Dentsu Group, Inc.	28,474	561,524
	Dentsu Soken, Inc.	5,300	232,792
	Denyo Co. Ltd.	5,000	99,182
	Dexerials Corp.	43,200	624,570
	DIC Corp.	19,265	380,264
	Digital Arts, Inc.	2,400	126,877
#	Digital Hearts Holdings Co. Ltd.	3,400	21,599
		Shares	Value»
JAPAN — (Continued)
#	Digital Holdings, Inc.	3,000	$24,286
	Digital Information Technologies Corp.	2,300	38,982
#	Dip Corp.	6,800	110,068
	Disco Corp.	5,100	1,507,185
	DKK Co. Ltd.	2,700	38,958
	DKS Co. Ltd.	1,400	47,899
	DMG Mori Co. Ltd.	31,900	737,120
	DMS, Inc.	1,100	21,708
	Doshisha Co. Ltd.	6,800	113,430
	Double Standard, Inc.	1,600	16,838
	Doutor Nichires Holdings Co. Ltd.	8,000	132,882
	Dowa Holdings Co. Ltd.	12,800	418,012
	DTS Corp.	7,500	248,835
	Duskin Co. Ltd.	7,800	205,928
#	DyDo Group Holdings, Inc.	4,000	70,641
	Eagle Industry Co. Ltd.	5,900	94,348
	Earth Corp.	500	16,156
#	EAT&HOLDINGS Co. Ltd.	1,800	24,938
	Ebara Corp.	74,900	1,367,736
	Ebara Foods Industry, Inc.	1,600	26,860
	Ebara Jitsugyo Co. Ltd.	1,900	49,128
	Ebase Co. Ltd.	3,000	10,067
#	Eco's Co. Ltd.	2,800	45,817
	EDION Corp.	19,900	264,607
	eGuarantee, Inc.	5,500	54,449
	Ehime Bank Ltd.	9,500	68,052
	Eizo Corp.	8,400	119,516
	EJ Holdings, Inc.	3,000	35,635
	Elan Corp.	3,601	20,340
	Elecom Co. Ltd.	10,700	138,394
	EM Systems Co. Ltd.	5,900	29,937
	en Japan, Inc.	5,300	61,533
	Endo Lighting Corp.	3,700	58,469
	ENEOS Holdings, Inc.	436,400	2,290,503
#	Enplas Corp.	1,500	52,285
#	eRex Co. Ltd.	5,300	26,192
	ERI Holdings Co. Ltd.	900	18,278
	ES-Con Japan Ltd.	8,500	54,707
	Eslead Corp.	2,600	80,111
	ESPEC Corp.	4,900	103,723
	eWeLL Co. Ltd.	700	10,886
	Exedy Corp.	8,300	260,554
	EXEO Group, Inc.	39,338	516,708
	Ezaki Glico Co. Ltd.	9,900	305,695
	FALCO HOLDINGS Co. Ltd.	2,800	44,494
	FANUC Corp.	6,534	181,887
	Fast Fitness Japan, Inc.	1,300	13,124

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fast Retailing Co. Ltd.	7,500	$2,287,723
	FCC Co. Ltd.	9,400	188,677
*	FDK Corp.	600	1,592
	Feed One Co. Ltd.	9,400	67,449
	Ferrotec Corp.	12,900	309,399
#	FIDEA Holdings Co. Ltd.	3,570	35,999
	Financial Partners Group Co. Ltd.	15,800	253,680
#	FINDEX, Inc.	2,900	14,717
#	Fintech Global, Inc.	54,700	40,048
	First Bank of Toyama Ltd.	13,200	94,620
#	Fixstars Corp.	7,900	106,295
	FJ Next Holdings Co. Ltd.	6,900	55,572
	Focus Systems Corp.	1,800	17,077
	Food & Life Cos. Ltd.	24,700	1,244,050
	Forum Engineering, Inc.	5,400	43,577
#	Forval Corp.	500	4,949
	Foster Electric Co. Ltd.	4,700	58,659
	FP Corp.	11,600	206,794
#	FP Partner, Inc.	1,800	24,508
	France Bed Holdings Co. Ltd.	6,600	56,619
	Freebit Co. Ltd.	2,300	22,924
	FTGroup Co. Ltd.	1,500	11,980
	Fudo Tetra Corp.	3,690	57,700
#	Fuji Co. Ltd.	10,100	135,895
	Fuji Corp. (6134 JP)	16,600	311,515
	Fuji Corp. Ltd.	7,000	32,099
	Fuji Electric Co. Ltd.	19,023	945,789
	Fuji Kosan Co. Ltd.	1,400	11,377
	Fuji Kyuko Co. Ltd.	4,099	57,648
	Fuji Media Holdings, Inc.	8,800	207,447
	Fuji Oil Co. Ltd.	13,000	28,752
	Fuji Seal International, Inc.	9,637	177,048
	Fujibo Holdings, Inc.	2,157	84,984
	Fujicco Co. Ltd.	4,500	48,397
	FUJIFILM Holdings Corp.	34,200	709,384
	Fujikura Composites, Inc.	4,800	50,646
	Fujikura Kasei Co. Ltd.	8,100	30,197
	Fujikura Ltd.	32,200	2,185,814
	Fujimi, Inc.	6,100	90,961
#	Fujio Food Group, Inc.	2,600	19,497
	Fujita Kanko, Inc.	1,600	111,330
	Fujitsu Ltd.	109,000	2,374,447
	Fujiya Co. Ltd.	801	13,117
	FuKoKu Co. Ltd.	2,600	30,173
		Shares	Value»
JAPAN — (Continued)
	Fukuda Corp.	2,000	$70,537
	Fukuda Denshi Co. Ltd.	4,400	204,787
	Fukui Bank Ltd.	3,700	46,486
	Fukui Computer Holdings, Inc.	3,300	66,646
	Fukuoka Financial Group, Inc.	24,328	663,352
	Fukuyama Transporting Co. Ltd.	4,800	114,283
	FULLCAST Holdings Co. Ltd.	5,800	63,974
	Fumakilla Ltd.	1,300	9,548
	Funai Soken Holdings, Inc.	8,480	133,477
	Furukawa Co. Ltd.	7,400	117,719
	Furuno Electric Co. Ltd.	7,300	210,556
	Furuya Metal Co. Ltd.	1,000	17,031
	Furyu Corp.	5,800	40,451
	Fuso Chemical Co. Ltd.	4,900	138,839
	Fuso Pharmaceutical Industries Ltd.	1,700	24,910
#	Futaba Corp.	9,500	39,006
	Futaba Industrial Co. Ltd.	17,500	94,093
	Future Corp.	10,800	168,798
	Fuyo General Lease Co. Ltd.	15,600	421,396
	G-7 Holdings, Inc.	7,500	65,008
*	GA Technologies Co. Ltd.	3,900	51,907
	Gakken Holdings Co. Ltd.	11,700	74,271
	Gakkyusha Co. Ltd.	1,500	23,228
	Gakujo Co. Ltd.	1,000	12,318
	Galilei Co. Ltd.	5,200	114,065
	Gecoss Corp.	3,900	33,618
	Genki Global Dining Concepts Corp.	2,400	55,162
	Genky DrugStores Co. Ltd.	4,800	141,722
	Geo Holdings Corp.	8,000	86,971
#	Gift Holdings, Inc.	2,200	50,663
	giftee, Inc.	4,200	38,974
	GLOBERIDE, Inc.	5,900	88,280
	Glory Ltd.	10,900	280,282
	GLtechno Holdings, Inc.	3,780	75,725
#	GMO Financial Gate, Inc.	1,200	38,201
	GMO Financial Holdings, Inc.	10,400	57,562
	GMO GlobalSign Holdings KK	1,600	24,269

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	GMO internet group, Inc.	15,200	$389,384
	GMO Payment Gateway, Inc.	6,200	345,543
	Godo Steel Ltd.	2,700	68,129
*	Gokurakuyu Holdings Co. Ltd.	3,900	12,555
#	Goldcrest Co. Ltd.	4,600	100,658
	Goldwin, Inc.	3,300	169,919
#	Gourmet Kineya Co. Ltd.	1,900	12,295
	Grandy House Corp.	3,100	11,282
	GREE Holdings, Inc.	17,700	57,868
#	Greens Co. Ltd.	1,600	21,749
	grems, Inc.	2,000	33,300
	GS Yuasa Corp.	17,499	314,042
	GSI Creos Corp.	3,000	42,109
	G-Tekt Corp.	6,700	82,561
#	Gun-Ei Chemical Industry Co. Ltd.	1,500	28,598
	GungHo Online Entertainment, Inc.	1,570	30,056
	Gunma Bank Ltd.	91,800	859,609
	Gunze Ltd.	8,000	202,700
	H.U. Group Holdings, Inc.	8,700	186,939
	H2O Retailing Corp.	27,260	360,215
	Hachijuni Bank Ltd.	88,700	798,003
	Hagihara Industries, Inc.	3,400	35,473
	Hagiwara Electric Holdings Co. Ltd.	2,500	56,944
#	Hakudo Co. Ltd.	1,900	30,525
	Hakuhodo DY Holdings, Inc.	42,925	337,795
	Halows Co. Ltd.	2,800	91,932
	Hamakyorex Co. Ltd.	28,400	274,804
	Hamamatsu Photonics KK	31,700	386,901
	Hankyu Hanshin Holdings, Inc.	18,600	484,747
	Hanwa Co. Ltd.	10,600	427,015
	Happinet Corp.	4,100	154,070
	Hard Off Corp. Co. Ltd.	2,800	32,346
	Harima Chemicals Group, Inc.	3,800	21,224
	Haseko Corp.	60,900	905,999
	Hashimoto Sogyo Holdings Co. Ltd.	2,300	19,550
	Hazama Ando Corp.	34,200	362,666
	Heiwa Real Estate Co. Ltd.	6,100	89,310
	Heiwado Co. Ltd.	8,202	158,257
	Helios Techno Holding Co. Ltd.	3,500	19,438
#	Hennge KK	2,500	27,568
		Shares	Value»
JAPAN — (Continued)
#	Hibiya Engineering Ltd.	4,400	$119,724
	Hikari Tsushin, Inc.	900	241,973
	HI-LEX Corp.	5,900	96,920
	Hioki EE Corp.	2,500	92,334
	Hirakawa Hewtech Corp.	2,730	29,532
#	Hirano Tecseed Co. Ltd.	1,800	18,571
	Hirata Corp.	5,658	80,017
	Hirogin Holdings, Inc.	65,800	573,960
	Hirose Electric Co. Ltd.	4,000	502,260
	Hirose Tusyo, Inc.	900	24,756
	Hiroshima Electric Railway Co. Ltd.	2,500	11,056
#	Hiroshima Gas Co. Ltd.	7,500	18,098
#	HIS Co. Ltd.	10,200	96,042
	Hisaka Works Ltd.	5,000	48,231
#	Hisamitsu Pharmaceutical Co., Inc.	5,300	142,676
	Hitachi Construction Machinery Co. Ltd.	23,400	677,711
	Hochiki Corp.	3,900	81,783
	Hodogaya Chemical Co. Ltd.	3,600	35,868
	Hogy Medical Co. Ltd.	1,400	44,206
#	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	40,943
	Hokkaido Gas Co. Ltd.	10,000	40,315
	Hokkan Holdings Ltd.	2,500	33,151
#	Hokko Chemical Industry Co. Ltd.	6,000	59,298
	Hokkoku Financial Holdings, Inc.	5,000	185,001
#	Hokuetsu Corp.	30,900	207,936
	Hokuhoku Financial Group, Inc.	38,000	802,652
	Hokuriku Electric Industry Co. Ltd.	2,400	33,102
#	Hokuriku Electrical Construction Co. Ltd.	3,480	31,096
	Hokuto Corp.	3,900	47,674
	Honda Motor Co. Ltd. (7267 JP)	223,200	2,310,768
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	8,470	264,603
	H-One Co. Ltd.	5,000	46,716
	Honeys Holdings Co. Ltd.	7,850	77,010

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hoosiers Holdings Co. Ltd.	7,100	$63,548
	Horiba Ltd.	9,200	676,598
	Hoshizaki Corp.	4,000	136,971
	Hosiden Corp.	13,000	202,097
	Hosokawa Micron Corp.	3,600	128,553
#	Hotland Holdings Co. Ltd.	3,400	44,847
	House Foods Group, Inc.	11,700	216,363
	Hoya Corp.	15,800	1,993,370
	HS Holdings Co. Ltd.	4,600	32,502
#	Hulic Co. Ltd.	66,269	632,054
	Hyakugo Bank Ltd.	55,900	276,487
	Hyakujushi Bank Ltd.	5,600	184,187
	Ibiden Co. Ltd.	25,000	1,057,278
	IBJ, Inc.	3,800	21,770
#	Ichibanya Co. Ltd.	11,400	73,632
	Ichiken Co. Ltd.	800	16,554
	Ichikoh Industries Ltd.	11,300	28,540
	Ichinen Holdings Co. Ltd.	5,200	59,235
#	Ichiyoshi Securities Co. Ltd.	2,600	12,998
	Icom, Inc.	1,900	36,490
	ID Holdings Corp.	2,450	41,137
	Idec Corp.	7,300	110,045
	IDOM, Inc.	15,000	96,890
#	IG Port, Inc.	2,400	26,554
	IHI Corp.	8,000	890,854
	Iida Group Holdings Co. Ltd.	25,740	361,025
	Iino Kaiun Kaisha Ltd.	20,000	137,123
#	IKK Holdings, Inc.	4,000	21,028
#	I'll, Inc.	2,100	39,015
#	i-mobile Co. Ltd.	12,200	49,840
#	Imuraya Group Co. Ltd.	1,800	29,458
	Inaba Denki Sangyo Co. Ltd.	10,700	280,602
#	Inaba Seisakusho Co. Ltd.	2,800	33,101
	Inabata & Co. Ltd.	12,000	260,358
	Ines Corp.	4,700	54,944
#	I-Net Corp.	3,730	48,813
	Infomart Corp.	23,000	63,113
	INFRONEER Holdings, Inc.	52,240	441,484
	Innotech Corp.	4,100	40,074
	Insource Co. Ltd.	11,100	66,997
	Intelligent Wave, Inc.	2,300	16,308
	Internet Initiative Japan, Inc.	16,800	309,397
#	Inui Global Logistics Co. Ltd.	2,900	24,203
#	IPS, Inc.	2,400	43,762
		Shares	Value»
JAPAN — (Continued)
	Iriso Electronics Co. Ltd.	4,800	$92,212
	ISB Corp.	3,100	30,868
#	Ise Chemicals Corp.	400	72,361
#	Iseki & Co. Ltd.	2,800	25,997
	Isetan Mitsukoshi Holdings Ltd.	41,700	589,324
#	Ishihara Chemical Co. Ltd.	1,100	14,389
	Ishihara Sangyo Kaisha Ltd.	8,500	122,817
	Istyle, Inc.	19,600	74,225
	Isuzu Motors Ltd.	134,300	1,721,190
	Itfor, Inc.	5,500	55,378
#	ITmedia, Inc.	2,300	25,201
	Ito En Ltd.	12,219	265,381
	Itochu Enex Co. Ltd.	16,100	216,157
	Itoham Yonekyu Holdings, Inc.	6,800	229,385
	Itoki Corp.	9,400	143,862
	IwaiCosmo Holdings, Inc.	5,600	90,218
#	Iwaki Co. Ltd.	1,700	29,674
	Iwatani Corp.	46,000	483,846
	Iwatsuka Confectionery Co. Ltd.	1,800	35,259
	Iyogin Holdings, Inc.	49,300	572,887
	Izumi Co. Ltd.	8,500	178,939
	J Front Retailing Co. Ltd.	54,400	733,299
	J Trust Co. Ltd.	18,300	53,774
	JAC Recruitment Co. Ltd.	16,000	111,978
	Jaccs Co. Ltd.	6,700	181,657
*	Jade Group, Inc.	2,700	24,720
#	JAFCO Group Co. Ltd.	17,400	285,926
#	JANOME Corp.	7,199	54,654
	Japan Airlines Co. Ltd.	28,300	561,967
	Japan Airport Terminal Co. Ltd.	13,000	394,805
	Japan Aviation Electronics Industry Ltd.	12,800	205,148
	Japan Business Systems, Inc.	2,400	22,944
#*	Japan Communications, Inc.	41,300	43,909
	Japan Elevator Service Holdings Co. Ltd.	13,700	365,729
	Japan Exchange Group, Inc.	86,200	842,379

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Investment Adviser Co. Ltd.	3,200	$38,949
	Japan Lifeline Co. Ltd.	13,100	125,166
	Japan Material Co. Ltd.	11,200	102,080
	Japan Medical Dynamic Marketing, Inc.	7,400	25,723
	Japan Post Insurance Co. Ltd.	15,600	399,432
	Japan Property Management Center Co. Ltd.	3,600	27,931
	Japan Pulp & Paper Co. Ltd.	40,000	173,485
	Japan Securities Finance Co. Ltd.	23,500	284,404
	Japan Steel Works Ltd.	6,500	400,904
	Japan System Techniques Co. Ltd.	3,000	37,033
	Japan Transcity Corp.	8,700	66,790
	Japan Wool Textile Co. Ltd.	14,300	132,073
	JBCC Holdings, Inc.	15,200	130,635
	JCU Corp.	5,100	119,959
	JDC Corp.	10,600	32,838
	Jeol Ltd.	10,980	314,130
	JFE Systems, Inc.	2,600	34,370
	JGC Holdings Corp.	52,200	466,691
	Jichodo Co. Ltd.	200	12,735
#*	JIG-SAW, Inc.	900	16,228
	JINS Holdings, Inc.	3,200	169,669
	JINUSHI Co. Ltd.	3,100	48,655
#	JK Holdings Co. Ltd.	3,200	25,660
	J-Lease Co. Ltd.	4,000	38,134
#	JM Holdings Co. Ltd.	3,300	63,026
	JMS Co. Ltd.	7,500	21,982
	J-Oil Mills, Inc.	5,400	74,176
	Joshin Denki Co. Ltd.	5,100	83,241
	Joyful Honda Co. Ltd.	9,500	131,115
	JP-Holdings, Inc.	13,200	47,306
	JSB Co. Ltd.	2,500	64,689
	JSP Corp.	3,600	45,223
	JTEKT Corp.	36,000	311,107
*	Juki Corp.	9,000	23,807
	Juroku Financial Group, Inc.	8,100	279,350
	Justsystems Corp.	7,200	181,318
	JVCKenwood Corp.	55,200	436,517
	Kadokawa Corp.	6,869	166,826
	Kadoya Sesame Mills, Inc.	900	23,185
	Kaga Electronics Co. Ltd.	8,400	161,233
	Kagome Co. Ltd.	19,400	370,715
		Shares	Value»
JAPAN — (Continued)
	Kajima Corp.	35,600	$891,803
	Kakaku.com, Inc.	18,401	312,752
#	Kakiyasu Honten Co. Ltd.	1,000	18,055
#	Kamakura Shinsho Ltd.	4,900	18,006
	Kameda Seika Co. Ltd.	1,900	50,814
	Kamei Corp.	8,300	140,579
	Kamigumi Co. Ltd.	16,600	466,517
	Kanaden Corp.	4,800	60,061
	Kanadevia Corp.	50,700	342,181
	Kanagawa Chuo Kotsu Co. Ltd.	2,500	60,648
	Kanamic Network Co. Ltd.	5,700	16,612
	Kanamoto Co. Ltd.	7,956	178,438
	Kandenko Co. Ltd.	28,600	677,506
	Kaneko Seeds Co. Ltd.	2,900	26,438
	Kanematsu Corp.	19,970	375,199
#	Kanemi Co. Ltd.	1,000	21,722
	Kanro, Inc.	3,600	44,968
	Kansai Electric Power Co., Inc.	50,300	603,924
	Kansai Paint Co. Ltd.	32,700	463,029
	Kanto Denka Kogyo Co. Ltd.	12,900	72,902
	Kao Corp.	21,800	980,922
#	Kappa Create Co. Ltd.	4,000	40,142
	Katakura Industries Co. Ltd.	6,600	114,355
	Katitas Co. Ltd.	11,100	186,127
	Kato Works Co. Ltd.	2,500	22,421
	Kawada Technologies, Inc.	4,200	109,354
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,200	38,081
	Kawasaki Heavy Industries Ltd.	21,700	1,584,817
	KDDI Corp.	206,600	3,390,637
#	KeePer Technical Laboratory Co. Ltd.	3,200	69,103
	Keihan Holdings Co. Ltd.	18,700	383,580
	Keihanshin Building Co. Ltd.	5,500	56,772
	Keikyu Corp.	28,800	296,001
	Keio Corp.	10,000	233,483
	Keisei Electric Railway Co. Ltd.	29,922	251,026
#	KEIWA, Inc.	3,800	31,322
	Keiyo Bank Ltd.	24,600	184,844

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kenko Mayonnaise Co. Ltd.	3,900	$48,277
	Kewpie Corp.	18,323	500,729
	Keyence Corp.	3,200	1,157,540
	KH Neochem Co. Ltd.	6,500	123,024
#	Kibun Foods, Inc.	3,200	23,383
#	Kimura Chemical Plants Co. Ltd.	5,400	36,363
	Kimura Kohki Co. Ltd.	300	19,173
	Kimura Unity Co. Ltd.	4,800	26,297
	Kinden Corp.	20,200	636,031
#	King Jim Co. Ltd.	1,300	7,247
	Kintetsu Department Store Co. Ltd.	2,100	25,538
	Kintetsu Group Holdings Co. Ltd.	10,600	203,419
	Kissei Pharmaceutical Co. Ltd.	7,400	218,016
	Ki-Star Real Estate Co. Ltd.	3,600	115,204
	Kitagawa Corp.	2,400	22,636
	Kita-Nippon Bank Ltd.	2,400	53,770
	Kitano Construction Corp.	1,600	43,505
	Kitz Corp.	16,600	139,237
	Kiyo Bank Ltd.	17,000	309,267
#*	KNT-CT Holdings Co. Ltd.	2,900	19,924
	Koa Corp.	4,800	33,611
	Koa Shoji Holdings Co. Ltd.	2,000	9,518
#	Koatsu Gas Kogyo Co. Ltd.	6,900	49,899
	Kobayashi Pharmaceutical Co. Ltd.	1,400	49,235
	Kobe Bussan Co. Ltd.	13,100	348,844
#	Kobe Electric Railway Co. Ltd.	1,300	20,906
	Kobe Steel Ltd.	94,720	1,040,698
	Koei Tecmo Holdings Co. Ltd.	2,849	37,305
	Kohnan Shoji Co. Ltd.	7,300	188,502
	Kohsoku Corp.	2,000	38,412
#	Koike Sanso Kogyo Co. Ltd.	2,000	18,334
	Koike-ya, Inc.	400	12,771
	Koito Manufacturing Co. Ltd.	31,745	405,918
	Kojima Co. Ltd.	7,900	63,086
#	Kokusai Electric Corp.	3,500	77,250
	Kokuyo Co. Ltd.	69,600	410,066
	Komatsu Ltd.	108,300	3,489,197
#	Komatsu Matere Co. Ltd.	7,000	35,670
	Komatsu Wall Industry Co. Ltd.	4,000	65,544
		Shares	Value»
JAPAN — (Continued)
	KOMEDA Holdings Co. Ltd.	11,900	$237,339
#	Komehyo Holdings Co. Ltd.	1,800	34,820
	Komeri Co. Ltd.	7,800	160,682
	Komori Corp.	11,900	114,569
#	Kondotec, Inc.	4,900	51,661
*	Konica Minolta, Inc.	98,000	318,607
	Konishi Co. Ltd.	13,400	107,868
	Konoike Transport Co. Ltd.	8,200	175,488
#	Konoshima Chemical Co. Ltd.	1,600	13,719
#	Kosaido Holdings Co. Ltd.	13,000	39,402
	Koshidaka Holdings Co. Ltd.	12,500	112,938
	Kotobuki Spirits Co. Ltd.	23,300	310,907
#*	Kourakuen Corp.	1,600	10,832
	Kozo Keikaku Engineering Holdings, Inc.	3,000	49,209
	KPP Group Holdings Co. Ltd.	16,500	84,796
	Krosaki Harima Corp.	5,600	128,251
#	KRS Corp.	4,000	89,947
	K's Holdings Corp.	35,400	354,117
	KU Holdings Co. Ltd.	5,200	40,102
	Kubota Corp. (6326 JP)	90,200	1,011,525
	Kumagai Gumi Co. Ltd.	8,777	261,107
	Kumiai Chemical Industry Co. Ltd.	11,610	62,577
	Kura Sushi, Inc.	3,800	104,376
	Kurabo Industries Ltd.	4,400	233,522
	Kuraray Co. Ltd.	74,928	926,370
	Kureha Corp.	10,800	246,296
	Kurimoto Ltd.	2,100	109,238
	Kurita Water Industries Ltd.	18,400	709,270
	Kuriyama Holdings Corp.	4,400	44,672
	Kusuri No. Aoki Holdings Co. Ltd.	11,400	303,445
	KYB Corp.	10,800	232,138
	Kyocera Corp.	101,600	1,199,324
	Kyodo Printing Co. Ltd.	8,400	77,155
	Kyoei Steel Ltd.	5,500	79,034
#	Kyokuto Boeki Kaisha Ltd.	3,000	30,361
	Kyokuto Kaihatsu Kogyo Co. Ltd.	7,500	129,956
	Kyokuto Securities Co. Ltd.	5,500	53,422

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyokuyo Co. Ltd.	2,500	$77,378
	Kyorin Pharmaceutical Co. Ltd.	4,500	45,219
#	Kyoritsu Maintenance Co. Ltd.	16,800	404,480
#	Kyosan Electric Manufacturing Co. Ltd.	10,000	33,345
	Kyoto Financial Group, Inc.	42,396	766,975
	Kyowa Kirin Co. Ltd.	17,100	291,890
	Kyudenko Corp.	8,800	375,982
	Kyushu Financial Group, Inc.	85,550	436,890
	Kyushu Leasing Service Co. Ltd.	1,700	14,013
	Kyushu Railway Co.	14,800	357,904
	LA Holdings Co. Ltd.	1,300	52,787
	Lacto Japan Co. Ltd.	1,700	44,988
	Lasertec Corp.	6,399	644,691
	Leopalace21 Corp.	45,800	215,815
	Life Corp.	12,200	194,985
	Lifedrink Co., Inc.	7,200	107,540
	LIFULL Co. Ltd.	19,200	25,347
#	LIKE, Inc.	1,800	17,078
	Link & Motivation, Inc.	10,500	34,727
	Lintec Corp.	10,600	212,538
	Lion Corp.	37,001	360,492
#	LITALICO, Inc.	5,600	52,478
	Lixil Corp.	53,900	624,438
	Loadstar Capital KK	2,600	49,793
	Look Holdings, Inc.	2,000	32,108
	LY Corp.	100,500	367,344
#	M&A Capital Partners Co. Ltd.	1,300	25,336
	M3, Inc.	22,400	275,493
	Mabuchi Motor Co. Ltd.	22,432	324,330
#	Macbee Planet, Inc.	1,300	22,603
	Macnica Holdings, Inc.	37,650	491,722
	Maeda Kosen Co. Ltd.	10,400	131,187
	Maezawa Industries, Inc.	3,600	41,444
#	Maezawa Kasei Industries Co. Ltd.	3,600	47,257
	Maezawa Kyuso Industries Co. Ltd.	4,200	35,228
	Makino Milling Machine Co. Ltd.	6,000	458,870
	Makita Corp. (6586 JP)	9,766	302,337
#	Mamiya-Op Co. Ltd.	1,400	14,029
	Mammy Mart Corp.	400	14,664
#	Management Solutions Co. Ltd.	2,600	28,841
		Shares	Value»
JAPAN — (Continued)
	Mandom Corp.	8,800	$83,903
#	Mani, Inc.	11,900	100,210
	MarkLines Co. Ltd.	2,700	35,332
	Marubun Corp.	5,900	42,989
#	Maruchiyo Yamaokaya Corp.	700	28,628
	Marudai Food Co. Ltd.	3,200	40,307
	Maruha Nichiro Corp.	10,600	220,149
	Marui Group Co. Ltd.	28,100	572,284
	Maruichi Steel Tube Ltd.	15,400	372,301
#	MARUKA FURUSATO Corp.	4,392	69,105
	Maruwa Co. Ltd.	1,500	452,126
	Maruzen Co. Ltd.	1,300	29,762
	Maruzen Showa Unyu Co. Ltd.	3,600	171,585
	Marvelous, Inc.	4,100	14,718
#	Matching Service Japan Co. Ltd.	1,500	9,550
	Matsuda Sangyo Co. Ltd.	4,500	107,165
#	Matsui Construction Co. Ltd.	6,000	50,444
	Matsui Securities Co. Ltd.	28,200	137,838
	MatsukiyoCocokara & Co.	49,080	1,007,842
#	Matsuya Co. Ltd.	7,700	56,933
	Matsuyafoods Holdings Co. Ltd.	1,300	54,111
	Max Co. Ltd.	5,000	167,512
	Maxell Ltd.	11,200	148,841
	Maxvalu Tokai Co. Ltd.	2,300	48,319
	Mazda Motor Corp.	132,206	792,773
#	McDonald's Holdings Co. Japan Ltd.	7,600	303,493
	MCJ Co. Ltd.	23,800	221,263
	Mebuki Financial Group, Inc.	162,850	882,982
	MEC Co. Ltd.	2,800	51,829
	Media Do Co. Ltd.	1,800	20,866
	Medical System Network Co. Ltd.	4,300	13,965
	Medikit Co. Ltd.	700	11,872
	Medipal Holdings Corp.	31,400	519,908
#	Medius Holdings Co. Ltd.	3,500	19,921
#*	Medley, Inc.	3,600	73,647
	MedPeer, Inc.	5,100	23,499
	Megachips Corp.	700	25,268
	Megmilk Snow Brand Co. Ltd.	11,500	217,330
	Meidensha Corp.	8,800	331,421

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Meiho Facility Works Ltd.	2,000	$13,680
	Meiji Electric Industries Co. Ltd.	1,500	19,304
	Meiko Electronics Co. Ltd.	6,600	323,423
	Meisei Industrial Co. Ltd.	10,800	111,857
	MEITEC Group Holdings, Inc.	18,400	384,884
	Meito Sangyo Co. Ltd.	2,500	35,111
	Meiwa Corp.	5,000	25,138
#	Meiwa Estate Co. Ltd.	3,800	26,187
	Menicon Co. Ltd.	11,700	90,497
*	Mercari, Inc.	24,397	372,222
	Mercuria Holdings Co. Ltd.	1,900	10,084
	METAWATER Co. Ltd.	4,500	81,804
	Micronics Japan Co. Ltd.	7,900	287,821
	Midac Holdings Co. Ltd.	2,700	38,628
	Mie Kotsu Group Holdings, Inc.	18,000	60,102
	Milbon Co. Ltd.	3,210	54,134
	MIMAKI ENGINEERING Co. Ltd.	3,700	53,357
	Minebea Mitsumi, Inc.	52,390	824,533
#	Mirai Industry Co. Ltd.	1,400	35,192
	Mirait One Corp.	23,910	427,818
#	Mirarth Holdings, Inc.	17,600	45,028
	Miroku Jyoho Service Co. Ltd.	4,500	56,144
	MISUMI Group, Inc.	17,300	249,121
	Mitani Corp.	8,000	117,200
#	Mitani Sangyo Co. Ltd.	7,800	20,407
	Mitani Sekisan Co. Ltd.	1,700	97,248
#	Mito Securities Co. Ltd.	16,800	58,008
	Mitsuba Corp.	9,700	54,946
	Mitsubishi Electric Corp.	59,800	1,345,036
	Mitsubishi Estate Co. Ltd.	51,600	966,077
	Mitsubishi Gas Chemical Co., Inc.	27,200	469,884
	Mitsubishi HC Capital, Inc.	181,970	1,345,055
	Mitsubishi Heavy Industries Ltd.	94,600	2,258,707
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Kakoki Kaisha Ltd.	5,400	$79,550
	Mitsubishi Logisnext Co. Ltd.	8,300	106,772
	Mitsubishi Logistics Corp.	63,500	542,823
#	Mitsubishi Motors Corp.	164,800	433,041
#	Mitsubishi Paper Mills Ltd.	7,800	34,475
#	Mitsubishi Pencil Co. Ltd.	8,500	116,533
	Mitsubishi Research Institute, Inc.	1,900	59,489
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	488,200	6,728,748
	Mitsui Chemicals, Inc.	29,966	668,946
	Mitsui DM Sugar Co. Ltd.	4,500	92,204
	Mitsui E&S Co. Ltd.	30,800	641,700
	Mitsui Fudosan Co. Ltd.	98,700	882,210
#	Mitsui High-Tec, Inc.	20,000	100,484
	Mitsui Mining & Smelting Co. Ltd.	14,899	630,163
#	Mitsui OSK Lines Ltd.	21,400	719,303
	Mitsui-Soko Holdings Co. Ltd.	26,400	685,982
	Mitsuuroko Group Holdings Co. Ltd.	11,200	158,419
	MIXI, Inc.	10,100	231,136
#	Miyaji Engineering Group, Inc.	6,000	77,912
	Miyazaki Bank Ltd.	4,300	113,779
	Miyoshi Oil & Fat Co. Ltd.	1,700	21,769
	Mizuho Financial Group, Inc. (8411 JP)	98,380	2,885,646
	Mizuho Leasing Co. Ltd.	40,900	314,155
#	Mizuho Medy Co. Ltd.	3,600	33,835
	Mizuno Corp.	16,500	300,566
	Monogatari Corp.	8,000	207,638
	MonotaRO Co. Ltd.	22,800	405,998
	Morinaga & Co. Ltd.	18,400	293,718
	Morinaga Milk Industry Co. Ltd.	22,900	498,010
	Moriroku Co. Ltd.	2,900	46,499
	Morita Holdings Corp.	8,100	123,070
	Morito Co. Ltd.	5,100	52,010
	Morozoff Ltd.	3,000	30,431
#	MrMax Holdings Ltd.	8,700	49,309
	MS&AD Insurance Group Holdings, Inc.	70,100	1,497,761

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MTI Ltd.	1,700	$10,435
	Mugen Estate Co. Ltd.	4,900	63,481
	m-up Holdings, Inc.	7,600	105,919
	Murakami Corp.	1,900	82,587
	Murata Manufacturing Co. Ltd.	42,900	638,527
	Musashi Seimitsu Industry Co. Ltd.	10,800	232,517
	Musashino Bank Ltd.	6,300	155,349
	Muto Seiko Co.	1,000	10,722
	Nabtesco Corp.	15,500	285,145
	Nachi-Fujikoshi Corp.	3,298	70,543
	Nafco Co. Ltd.	2,900	35,982
	Nagano Keiki Co. Ltd.	4,100	56,677
	Nagase & Co. Ltd.	26,100	514,370
	Nagase Brothers, Inc.	2,000	25,468
	Nagoya Railroad Co. Ltd.	15,300	166,852
	Nakabayashi Co. Ltd.	4,900	16,807
	Nakamoto Packs Co. Ltd.	1,600	21,115
#	Nakamuraya Co. Ltd.	900	18,531
	Nakanishi, Inc.	6,000	77,234
#	Namura Shipbuilding Co. Ltd.	12,300	251,133
	Nankai Electric Railway Co. Ltd.	14,100	226,484
	Nanto Bank Ltd.	6,600	197,944
	Nanyo Corp.	1,600	14,065
	Narasaki Sangyo Co. Ltd.	700	16,719
#	Natori Co. Ltd.	800	10,662
	NCD Co. Ltd./Shinagawa	1,000	19,571
	NEC Capital Solutions Ltd.	3,800	96,592
	NEC Corp.	46,900	1,346,774
#	New Art Holdings Co. Ltd.	2,310	21,290
	Nexon Co. Ltd.	9,300	170,172
	Nextage Co. Ltd.	10,600	131,575
#*	NexTone, Inc.	800	9,723
	NGK Insulators Ltd.	46,292	586,068
	NH Foods Ltd.	14,000	470,349
	NHK Spring Co. Ltd.	44,400	499,928
	Nicca Chemical Co. Ltd.	1,900	15,912
	Nice Corp.	1,400	17,074
	Nichias Corp.	14,100	539,472
#	Nichiban Co. Ltd.	2,800	37,331
	Nichicon Corp.	12,900	110,483
	Nichiden Corp.	3,400	64,232
	Nichiha Corp.	6,700	139,536
	Nichimo Co. Ltd.	1,600	24,854
	Nichirei Corp.	41,800	503,065
	Nichireki Group Co. Ltd.	6,200	121,427
		Shares	Value»
JAPAN — (Continued)
	Nichirin Co. Ltd.	2,110	$49,585
	NIDEC Corp. (6594 JP)	40,800	782,800
	Nifco, Inc.	20,500	500,200
	Nihon Chouzai Co. Ltd.	2,000	46,460
	Nihon Dempa Kogyo Co. Ltd.	7,100	39,320
	Nihon Dengi Co. Ltd.	2,400	79,213
	Nihon Denkei Co. Ltd.	1,350	19,136
	Nihon Flush Co. Ltd.	5,100	27,010
#	Nihon House Holdings Co. Ltd.	11,100	22,685
#	Nihon Kagaku Sangyo Co. Ltd.	2,900	43,374
	Nihon M&A Center Holdings, Inc.	61,400	306,952
	Nihon Nohyaku Co. Ltd.	11,300	66,400
	Nihon Parkerizing Co. Ltd.	21,094	192,422
	Nihon Tokushu Toryo Co. Ltd.	2,700	36,543
#	Nihon Trim Co. Ltd.	700	21,084
	Nihon Yamamura Glass Co. Ltd.	1,900	33,635
	Nikkiso Co. Ltd.	12,700	113,564
	Nikko Co. Ltd.	8,000	40,065
#	Nikkon Holdings Co. Ltd.	31,200	702,740
	Nikon Corp.	54,800	532,201
	Nintendo Co. Ltd.	9,000	752,210
	Nippi, Inc.	400	28,567
	Nippn Corp.	14,300	206,209
	Nippon Air Conditioning Services Co. Ltd.	3,800	29,547
	Nippon Aqua Co. Ltd.	4,800	25,744
#	Nippon Avionics Co. Ltd.	2,000	58,254
#	Nippon Beet Sugar Manufacturing Co. Ltd.	3,000	47,831
	Nippon Carbide Industries Co., Inc.	1,700	21,350
	Nippon Carbon Co. Ltd.	2,400	65,602
	Nippon Care Supply Co. Ltd.	100	1,390
	Nippon Chemical Industrial Co. Ltd.	1,799	25,261
*	Nippon Chemi-Con Corp.	6,100	50,339
	Nippon Densetsu Kogyo Co. Ltd.	9,600	182,278

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Dry-Chemical Co. Ltd.	1,600	$54,204
	Nippon Electric Glass Co. Ltd.	21,100	564,770
	Nippon Express Holdings, Inc.	59,000	1,296,049
	Nippon Fine Chemical Co. Ltd.	2,700	48,737
	Nippon Gas Co. Ltd.	29,300	533,012
	Nippon Kayaku Co. Ltd.	31,000	289,476
	Nippon Kodoshi Corp.	1,600	20,030
	Nippon Light Metal Holdings Co. Ltd.	15,681	181,961
	Nippon Paint Holdings Co. Ltd.	56,400	478,133
	Nippon Paper Industries Co. Ltd.	26,478	194,806
#	Nippon Parking Development Co. Ltd.	51,500	90,347
	Nippon Rietec Co. Ltd.	4,000	52,424
	Nippon Seiki Co. Ltd.	7,500	76,844
	Nippon Seisen Co. Ltd.	5,000	36,127
	Nippon Sharyo Ltd.	2,200	34,985
*	Nippon Sheet Glass Co. Ltd.	20,800	68,881
	Nippon Shinyaku Co. Ltd.	8,600	185,167
	Nippon Shokubai Co. Ltd.	26,700	303,551
	Nippon Signal Co. Ltd.	11,500	85,291
	Nippon Soda Co. Ltd.	13,000	294,726
	Nippon Television Holdings, Inc.	2,400	51,907
	Nippon Thompson Co. Ltd.	14,800	58,924
	Nippon Yusen KK	58,100	2,037,554
	Nishikawa Rubber Co. Ltd.	4,200	79,406
	Nishimatsu Construction Co. Ltd.	9,200	305,944
#	Nishimatsuya Chain Co. Ltd.	8,100	119,328
	Nishi-Nippon Financial Holdings, Inc.	31,800	502,302
	Nishi-Nippon Railroad Co. Ltd.	8,200	116,645
	Nishio Holdings Co. Ltd.	6,000	167,467
#*	Nissan Motor Co. Ltd.	118,850	251,998
	Nissan Shatai Co. Ltd.	8,100	55,886
		Shares	Value»
JAPAN — (Continued)
#	Nissan Tokyo Sales Holdings Co. Ltd.	11,500	$37,835
	Nissei ASB Machine Co. Ltd.	2,100	90,611
#	Nissei Plastic Industrial Co. Ltd.	4,600	27,164
	Nissha Co. Ltd.	10,215	90,703
	Nisshin Group Holdings Co. Ltd.	9,400	32,707
	Nisshin Oillio Group Ltd.	7,900	268,611
	Nisshin Seifun Group, Inc.	34,340	398,063
	Nisshinbo Holdings, Inc.	33,075	210,160
#	Nissin Foods Holdings Co. Ltd.	7,800	147,951
#	Nisso Holdings Co. Ltd.	5,300	23,268
	Nissui Corp.	79,600	464,726
	Niterra Co. Ltd.	33,300	1,147,974
	Nitori Holdings Co. Ltd.	4,300	364,153
	Nitta Corp.	4,800	131,171
	Nitta Gelatin, Inc.	3,200	19,438
	Nittetsu Mining Co. Ltd.	800	39,298
	Nitto Denko Corp.	109,200	2,259,774
	Nitto Fuji Flour Milling Co. Ltd.	600	29,110
	Nitto Kogyo Corp.	7,300	161,305
#	Nitto Kohki Co. Ltd.	3,400	43,376
	Nitto Seiko Co. Ltd.	6,900	28,680
	Nittoc Construction Co. Ltd.	6,700	52,713
	Nittoku Co. Ltd.	2,600	35,201
	No.1 Co. Ltd.	800	12,758
	Noevir Holdings Co. Ltd.	3,600	109,758
	Nojima Corp.	17,000	388,621
	NOK Corp.	14,900	226,080
	Nomura Holdings, Inc. (8604 JP)	163,500	1,080,129
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	61,247	407,293
#	Nomura Micro Science Co. Ltd.	2,700	48,699
	Nomura Real Estate Holdings, Inc.	111,000	615,119
	Nomura Research Institute Ltd.	14,989	593,121
	Noritake Co. Ltd.	5,400	153,642
	Noritsu Koki Co. Ltd.	16,800	175,655
	Noritz Corp.	6,900	87,549
	North Pacific Bank Ltd.	74,016	318,478

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NPR-RIKEN Corp.	4,846	$81,527
#	NS Solutions Corp.	10,300	241,580
	NS Tool Co. Ltd.	3,500	17,986
	NSD Co. Ltd.	15,900	380,298
	NSK Ltd.	58,802	281,400
	NSW, Inc.	1,800	30,840
#	NTN Corp.	79,421	135,504
	NTT, Inc.	907,500	916,449
	Oat Agrio Co. Ltd.	2,000	31,875
#	Obara Group, Inc.	2,300	58,875
	Obayashi Corp.	63,100	929,164
	OBIC Business Consultants Co. Ltd.	800	46,140
	Obic Co. Ltd.	11,600	412,990
	Odakyu Electric Railway Co. Ltd.	29,799	321,139
	Ogaki Kyoritsu Bank Ltd.	8,600	161,971
#	Ohara, Inc.	1,700	13,227
#	Ohashi Technica, Inc.	3,300	46,954
#	Ohba Co. Ltd.	1,700	11,710
	Ohsho Food Service Corp.	8,400	207,824
	OIE Sangyo Co. Ltd.	600	8,539
	Oiles Corp.	6,140	87,293
	Oita Bank Ltd.	3,900	122,111
	Oji Holdings Corp.	150,400	733,028
	Okabe Co. Ltd.	8,300	47,863
	Okada Aiyon Corp.	800	10,182
#	Okamoto Machine Tool Works Ltd.	2,000	64,961
	Okamura Corp.	12,400	195,454
	Okasan Securities Group, Inc.	37,500	162,235
	Oki Electric Industry Co. Ltd.	25,248	262,718
	Okinawa Cellular Telephone Co.	6,400	217,294
	Okinawa Financial Group, Inc.	5,480	124,134
	OKUMA Corp.	11,200	304,710
	Okumura Corp.	8,000	236,306
	Okura Industrial Co. Ltd.	2,600	75,106
	Okuwa Co. Ltd.	8,300	51,275
	Olympus Corp.	87,500	1,045,367
	Omron Corp.	25,660	661,380
	One Career, Inc.	1,600	23,019
#	Onoken Co. Ltd.	5,400	51,559
	Onward Holdings Co. Ltd.	25,100	102,141
	Open House Group Co. Ltd.	17,900	791,545
	Open Up Group, Inc.	11,700	143,374
	Optex Group Co. Ltd.	8,100	91,344
*	Optim Corp.	3,400	11,885
		Shares	Value»
JAPAN — (Continued)
#	Optimus Group Co. Ltd.	7,900	$19,081
	Optorun Co. Ltd.	2,206	23,778
	Oracle Corp. Japan	2,900	313,619
	Organo Corp.	7,200	443,631
#	Orient Corp.	9,780	64,696
	Oriental Consultants Holdings Co. Ltd.	500	17,240
	Oriental Land Co. Ltd.	15,600	321,212
	Oriental Shiraishi Corp.	31,900	81,623
	ORIX Corp. (8591 JP)	70,100	1,574,659
	Oro Co. Ltd.	2,400	50,240
	Osaka Gas Co. Ltd.	20,800	526,268
#	Osaka Organic Chemical Industry Ltd.	3,600	69,522
#	Osaka Steel Co. Ltd.	1,800	30,467
#	OSAKA Titanium Technologies Co. Ltd.	5,100	55,758
#	Osaki Electric Co. Ltd.	11,100	77,000
	OSG Corp.	17,800	230,320
	Otsuka Corp.	16,200	306,944
	OUG Holdings, Inc.	1,000	26,317
	Oyo Corp.	5,800	120,357
#	Ozu Corp.	700	7,632
	Pacific Industrial Co. Ltd.	11,876	162,019
	Pack Corp.	9,900	74,402
	PAL GROUP Holdings Co. Ltd.	10,000	327,199
	PALTAC Corp.	6,210	177,712
	Pan Pacific International Holdings Corp.	32,200	1,077,291
	Panasonic Holdings Corp.	151,701	1,434,988
	Paraca, Inc.	1,500	18,845
	Paramount Bed Holdings Co. Ltd.	8,400	137,824
	Park24 Co. Ltd.	31,200	394,006
	Parker Corp.	3,000	19,554
	Pasona Group, Inc.	6,100	83,551
	Pegasus Co. Ltd.	5,300	20,141
	Penta-Ocean Construction Co. Ltd.	72,800	471,117
	People Dreams & Technologies Group Co. Ltd.	1,400	16,720
*	PeptiDream, Inc.	18,107	200,652
	Persol Holdings Co. Ltd.	368,334	704,051

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Pharma Foods International Co. Ltd.	4,400	$25,721
	PHC Holdings Corp.	6,400	39,222
*	PIA Corp.	1,400	27,627
#	Pickles Holdings Co. Ltd.	2,400	15,729
	Pigeon Corp.	14,875	164,440
	PILLAR Corp.	5,000	128,064
	Pilot Corp.	5,900	171,774
	Piolax, Inc.	7,100	82,296
#*	PKSHA Technology, Inc.	2,000	46,559
#	Plus Alpha Consulting Co. Ltd.	4,700	70,695
	Port, Inc.	1,900	23,859
	PR Times Corp.	900	17,131
	Premium Group Co. Ltd.	8,700	130,935
	Premium Water Holdings, Inc.	700	15,202
	Press Kogyo Co. Ltd.	21,600	85,422
	Prestige International, Inc.	17,500	76,137
	Prima Meat Packers Ltd.	5,699	89,974
	Procrea Holdings, Inc.	3,508	35,534
#	Pronexus, Inc.	5,200	39,042
#	Pro-Ship, Inc.	1,900	36,865
	PS Construction Co. Ltd.	2,490	30,095
	QB Net Holdings Co. Ltd.	1,301	10,288
	Qol Holdings Co. Ltd.	11,000	147,222
	Quick Co. Ltd.	2,900	44,906
#	Raccoon Holdings, Inc.	4,100	18,175
	Raito Kogyo Co. Ltd.	8,000	165,297
	Raiznext Corp.	7,900	97,860
	Raksul, Inc.	12,200	100,148
	Rakus Co. Ltd.	19,800	303,684
*	Rakuten Bank Ltd.	13,700	638,170
*	Rakuten Group, Inc.	25,200	127,505
	Rasa Corp.	2,700	27,509
	Rasa Industries Ltd.	2,100	59,027
	Recruit Holdings Co. Ltd.	60,400	3,583,600
	Relo Group, Inc.	23,400	268,707
	Renaissance, Inc.	2,000	15,170
	Renesas Electronics Corp.	73,399	892,756
	Rengo Co. Ltd.	49,100	284,778
*	RENOVA, Inc.	9,500	44,504
	Resol Holdings Co. Ltd.	300	10,273
	Resona Holdings, Inc.	97,163	884,569
		Shares	Value»
JAPAN — (Continued)
	Resonac Holdings Corp.	40,918	$984,002
	Resorttrust, Inc.	34,400	426,129
	Restar Corp.	4,900	87,997
	Retail Partners Co. Ltd.	6,800	64,935
	Rheon Automatic Machinery Co. Ltd.	3,400	31,114
#	Rhythm Co. Ltd.	1,100	22,002
	Ricoh Co. Ltd.	63,448	556,343
	Ricoh Leasing Co. Ltd.	4,500	163,748
	Riken Keiki Co. Ltd.	5,800	122,110
	Riken Technos Corp.	12,300	94,739
	Riken Vitamin Co. Ltd.	5,200	99,231
#	Ringer Hut Co. Ltd.	3,800	57,011
	Rinnai Corp.	12,500	308,524
	Rion Co. Ltd.	2,800	47,784
	Riso Kagaku Corp.	1,200	9,258
#	Riso Kyoiku Co. Ltd.	6,200	8,868
	Rix Corp.	800	17,485
	Rohm Co. Ltd.	53,200	669,462
	Rokko Butter Co. Ltd.	3,500	28,472
	Roland Corp.	2,500	52,254
	Rorze Corp.	27,000	363,057
	Round One Corp.	48,900	502,161
	Royal Holdings Co. Ltd.	7,500	132,398
	Ryobi Ltd.	5,500	83,112
	RYODEN Corp.	3,500	67,016
	Ryohin Keikaku Co. Ltd.	31,600	1,479,442
	Ryoyo Ryosan Holdings, Inc.	5,776	106,095
	S Foods, Inc.	3,800	66,903
	S&B Foods, Inc.	3,400	67,657
#	Sac's Bar Holdings, Inc.	4,300	23,165
	Saibu Gas Holdings Co. Ltd.	3,000	36,799
	Sakai Chemical Industry Co. Ltd.	3,500	66,248
	Sakai Heavy Industries Ltd.	1,800	24,886
	Sakai Moving Service Co. Ltd.	2,200	38,937
	Sakata INX Corp.	11,900	169,268
	Sakata Seed Corp.	5,800	130,415
	Sala Corp.	14,300	91,439
	San Holdings, Inc.	5,200	54,930
	San ju San Financial Group, Inc.	6,050	136,060
	San-A Co. Ltd.	6,800	135,489
	San-Ai Obbli Co. Ltd.	15,800	212,981
	Sangetsu Corp.	11,000	218,923
	San-In Godo Bank Ltd.	34,576	291,151

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Sanken Electric Co. Ltd.	5,700	$323,333
	Sanki Engineering Co. Ltd.	9,000	264,804
	Sanko Gosei Ltd.	6,700	35,906
	Sanko Metal Industrial Co. Ltd.	800	37,905
	Sankyo Frontier Co. Ltd.	2,200	29,530
#	Sankyo Seiko Co. Ltd.	8,500	34,759
#	Sankyo Tateyama, Inc.	6,600	26,626
	Sankyu, Inc.	11,700	688,749
	Sanoh Industrial Co. Ltd.	7,700	35,575
	Sanrio Co. Ltd.	14,100	578,553
	Sansei Technologies, Inc.	2,400	28,064
	Sanshin Electronics Co. Ltd.	2,600	42,663
#	Santec Holdings Corp.	1,400	54,775
	Santen Pharmaceutical Co. Ltd.	74,700	825,354
	Sanwa Holdings Corp.	24,300	662,948
	Sanyo Chemical Industries Ltd.	2,600	68,138
	Sanyo Denki Co. Ltd.	4,000	248,023
#	Sanyo Shokai Ltd.	2,599	51,335
	Sanyo Trading Co. Ltd.	6,100	60,870
#	Sata Construction Co. Ltd.	2,200	17,184
	Sato Corp.	5,819	82,297
	Sato Foods Co. Ltd.	300	14,340
#	Sato Shoji Corp.	3,600	39,983
#	Satori Electric Co. Ltd.	3,200	36,799
	SAXA, Inc.	1,500	45,675
#*	SBI ARUHI Corp.	4,510	24,790
	SBI Global Asset Management Co. Ltd.	6,900	28,316
	SBI Holdings, Inc.	24,600	913,837
	SBS Holdings, Inc.	6,000	127,749
	SCREEN Holdings Co. Ltd.	12,200	951,721
	Scroll Corp.	11,000	79,464
	SCSK Corp.	17,100	532,065
	SEC Carbon Ltd.	2,500	34,770
	Seibu Electric & Machinery Co. Ltd.	1,200	16,219
	Seibu Holdings, Inc.	22,500	628,756
	Seika Corp.	2,100	71,948
		Shares	Value»
JAPAN — (Continued)
#	Seikagaku Corp.	6,700	$28,612
	Seikitokyu Kogyo Co. Ltd.	6,100	59,424
	Seiko Epson Corp.	35,500	450,435
	Seiko Group Corp.	7,899	219,583
	Seino Holdings Co. Ltd.	29,700	451,730
#	Seiren Co. Ltd.	9,300	151,928
	Sekisui Chemical Co. Ltd.	39,800	690,336
#	Sekisui House Ltd.	35,500	744,677
	Sekisui Jushi Corp.	6,600	94,503
	Sekisui Kasei Co. Ltd.	7,400	17,077
	SEMITEC Corp.	2,100	32,845
	Senko Group Holdings Co. Ltd.	31,000	417,235
	Senshu Electric Co. Ltd.	3,200	90,386
	Senshu Ikeda Holdings, Inc.	61,400	261,349
#*	Senshukai Co. Ltd.	8,300	13,321
	Seria Co. Ltd.	9,800	180,482
	Seven & i Holdings Co. Ltd.	236,100	3,112,552
	Seven Bank Ltd.	121,100	217,520
	SG Holdings Co. Ltd.	43,700	484,826
#	Sharingtechnology, Inc.	6,500	52,094
*	Sharp Corp.	22,057	104,276
#	Shibaura Machine Co. Ltd.	3,900	100,377
	Shibaura Mechatronics Corp.	3,000	211,124
	Shibusawa Logistics Corp.	2,600	75,255
	Shibuya Corp.	4,300	103,401
*	SHIFT, Inc.	41,900	439,718
	Shiga Bank Ltd.	9,400	377,507
	Shikibo Ltd.	2,900	19,104
	Shikoku Bank Ltd.	9,300	76,921
	Shikoku Kasei Holdings Corp.	9,300	128,708
#	Shima Seiki Manufacturing Ltd.	6,400	44,945
	Shimadaya Corp.	1,500	18,982
	Shimamura Co. Ltd.	7,200	521,327
	Shimano, Inc.	2,319	253,689
#	Shimizu Bank Ltd.	3,400	37,181
	Shimizu Corp.	51,600	571,623
	Shimojima Co. Ltd.	2,400	19,949
	Shin Nippon Air Technologies Co. Ltd.	5,600	98,238
	Shinagawa Refractories Co. Ltd.	12,100	138,237

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Shindengen Electric Manufacturing Co. Ltd.	1,000	$17,171
	Shin-Etsu Chemical Co. Ltd.	74,200	2,135,246
	Shin-Etsu Polymer Co. Ltd.	10,400	122,797
#	Shinki Bus Co. Ltd.	600	14,688
#	Shinko Shoji Co. Ltd.	7,600	49,927
	Shinmaywa Industries Ltd.	16,000	193,111
	Shinnihon Corp.	8,500	98,717
	Shinnihonseiyaku Co. Ltd.	2,400	35,856
	Shinsho Corp.	4,200	58,734
	Shinwa Co. Ltd. (3447 JP)	1,900	9,806
	Shinwa Co. Ltd. (7607 JP)	2,600	58,751
	Ship Healthcare Holdings, Inc.	20,300	283,270
	Shiseido Co. Ltd.	23,200	377,128
	Shizuoka Financial Group, Inc.	62,600	740,444
	Shizuoka Gas Co. Ltd.	11,000	82,677
	SHO-BOND Holdings Co. Ltd.	7,700	245,860
	Shoei Co. Ltd.	10,300	123,332
	Shoei Foods Corp.	1,500	40,889
	Showa Sangyo Co. Ltd.	5,300	106,442
	SIGMAXYZ Holdings, Inc.	13,000	103,511
	Siix Corp.	8,700	70,914
*	Simplex Holdings, Inc.	7,900	214,459
#	Sinanen Holdings Co. Ltd.	1,900	82,625
	Sinko Industries Ltd.	13,500	114,206
	Sintokogio Ltd.	10,000	60,274
	SK Kaken Co. Ltd.	1,300	78,118
	SK-Electronics Co. Ltd.	2,100	39,269
	SKY Perfect JSAT Holdings, Inc.	45,400	429,949
	Skylark Holdings Co. Ltd.	45,300	861,055
	Skymark Airlines, Inc.	3,500	11,403
	Smaregi, Inc.	1,500	33,049
	SMC Corp.	600	208,784
#	SMK Corp.	1,100	15,990
	SMS Co. Ltd.	16,406	164,239
#	Socionext, Inc.	38,300	721,757
	Soda Nikka Co. Ltd.	4,200	30,843
	Sodick Co. Ltd.	12,300	72,578
	Soft99 Corp.	3,800	40,464
	SoftBank Corp.	1,238,000	1,788,707
		Shares	Value»
JAPAN — (Continued)
	SoftBank Group Corp.	91,100	$6,956,299
	Softcreate Holdings Corp.	3,600	53,378
	Software Service, Inc.	600	54,001
	Soken Chemical & Engineering Co. Ltd.	4,400	48,281
	Solasto Corp.	11,800	33,478
	Soliton Systems KK	2,100	19,099
	Sompo Holdings, Inc.	78,800	2,323,578
	Sony Group Corp. (6758 JP)	368,000	8,851,614
	Sotetsu Holdings, Inc.	12,142	191,735
	Space Co. Ltd.	4,390	34,757
	Sparx Group Co. Ltd.	4,840	47,939
	SPK Corp.	2,200	34,769
	Square Enix Holdings Co. Ltd.	3,400	229,861
	SRA Holdings	2,600	79,337
#	SRE Holdings Corp.	2,600	54,329
	SRS Holdings Co. Ltd.	5,000	42,429
	St. Care Holding Corp.	2,700	13,825
	Stanley Electric Co. Ltd.	23,800	448,856
	Star Mica Holdings Co. Ltd.	8,800	58,132
	Star Micronics Co. Ltd.	5,500	63,249
	Startia Holdings, Inc.	2,000	34,903
	Starts Corp., Inc.	9,300	281,208
	Starzen Co. Ltd.	12,600	97,946
	Stella Chemifa Corp.	1,100	31,203
	Step Co. Ltd.	2,300	35,382
	STI Foods Holdings, Inc.	1,500	13,029
	Strike Co. Ltd.	2,200	57,090
#	Studio Alice Co. Ltd.	3,200	45,595
	Subaru Corp.	125,600	2,310,514
	Subaru Enterprise Co. Ltd.	2,000	41,018
	Sugi Holdings Co. Ltd.	18,200	440,460
	Sugimoto & Co. Ltd.	5,200	61,704
#	SUMCO Corp.	60,700	474,723
	Sumida Corp.	8,200	55,889
	Sumitomo Densetsu Co. Ltd.	4,100	178,173
	Sumitomo Electric Industries Ltd.	72,600	1,801,546
	Sumitomo Forestry Co. Ltd.	104,700	1,051,779
	Sumitomo Heavy Industries Ltd.	24,119	534,152
	Sumitomo Metal Mining Co. Ltd.	23,000	505,892

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Mitsui Construction Co. Ltd.	7,520	$29,650
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	149,400	3,768,855
	Sumitomo Mitsui Financial Group, Inc. (SMFG US), Sponsored ADR	11,351	171,854
	Sumitomo Mitsui Trust Group, Inc.	42,000	1,101,020
	Sumitomo Realty & Development Co. Ltd.	28,200	1,030,123
	Sumitomo Riko Co. Ltd.	11,100	140,565
	Sumitomo Rubber Industries Ltd.	45,525	520,324
	Sumitomo Seika Chemicals Co. Ltd.	2,400	71,811
	Sumitomo Warehouse Co. Ltd.	14,500	300,747
	Sun Frontier Fudousan Co. Ltd.	8,800	123,203
	Sundrug Co. Ltd.	16,200	480,152
	Suntory Beverage & Food Ltd.	13,100	395,564
	Sun-Wa Technos Corp.	3,300	52,711
#*	SUNWELS Co. Ltd.	1,900	9,709
	Suruga Bank Ltd.	33,400	307,537
	Suzuken Co. Ltd.	14,450	546,169
	Suzuki Co. Ltd.	4,100	50,269
	Suzuki Motor Corp.	126,400	1,388,829
	SWCC Corp.	8,300	496,879
	System Research Co. Ltd.	2,400	34,688
#	System Support Holdings, Inc.	1,800	31,988
	Systems Engineering Consultants Co. Ltd.	500	17,227
	Systena Corp.	68,400	181,190
	Syuppin Co. Ltd.	3,700	30,893
	T Hasegawa Co. Ltd.	6,900	142,366
	T RAD Co. Ltd.	1,500	48,972
	T&D Holdings, Inc.	44,300	1,081,749
	Tachibana Eletech Co. Ltd.	4,880	92,383
	Tachikawa Corp.	2,800	31,288
	Tachi-S Co. Ltd.	9,100	107,764
	Tadano Ltd.	25,100	180,590
	Taihei Dengyo Kaisha Ltd.	2,500	107,484
	Taiho Kogyo Co. Ltd.	4,700	19,735
	Taikisha Ltd.	10,200	182,747
		Shares	Value»
JAPAN — (Continued)
	Taiko Bank Ltd.	1,300	$14,108
	Taisei Corp.	10,600	633,815
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	1,500	25,151
	Taiyo Holdings Co. Ltd.	10,200	442,957
	Taiyo Yuden Co. Ltd.	28,100	524,997
	Takamatsu Construction Group Co. Ltd.	3,700	75,435
#	Takamiya Co. Ltd.	11,977	26,519
	Takaoka Toko Co. Ltd.	3,000	57,361
	Takara & Co. Ltd.	3,000	70,482
	Takara Standard Co. Ltd.	10,400	177,819
	Takasago International Corp.	3,600	172,591
	Takasago Thermal Engineering Co. Ltd.	6,900	334,792
	Takashima & Co. Ltd.	2,400	25,533
#	Takashimaya Co. Ltd.	67,600	522,427
#	TAKEBISHI Corp.	2,200	27,642
	Takeuchi Manufacturing Co. Ltd.	8,400	300,267
#	Taki Chemical Co. Ltd.	900	17,451
	Takuma Co. Ltd.	5,600	81,003
#	Tama Home Co. Ltd.	4,700	110,844
	Tamron Co. Ltd.	34,400	206,721
#	Tamura Corp.	17,800	56,862
#	Tanseisha Co. Ltd.	9,100	79,175
#	Tayca Corp.	4,200	34,456
#	Tazmo Co. Ltd.	1,400	20,667
	TBS Holdings, Inc.	7,500	246,706
	TDC Soft, Inc.	7,600	66,040
	TDK Corp. (6762 JP)	175,600	2,139,322
	TechMatrix Corp.	8,400	119,502
#	Techno Medica Co. Ltd.	900	11,163
	Techno Ryowa Ltd.	1,600	43,481
	Techno Smart Corp.	2,600	29,056
	TechnoPro Holdings, Inc.	23,900	756,917
	Teikoku Electric Manufacturing Co. Ltd.	2,400	53,776
	Teikoku Sen-I Co. Ltd.	4,600	91,179
	Teikoku Tsushin Kogyo Co. Ltd.	1,600	25,662
	Tekken Corp.	3,300	68,479
#	Tenpos Holdings Co. Ltd.	600	13,463

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tera Probe, Inc.	800	$17,794
	Terasaki Electric Co. Ltd.	600	15,224
	Terumo Corp.	16,300	276,403
#	Tess Holdings Co. Ltd.	10,300	29,837
	THK Co. Ltd.	23,100	649,317
	Tigers Polymer Corp.	3,500	20,271
	TIS, Inc.	23,600	752,885
	TKC Corp.	5,700	171,217
	Toa Corp. (1885 JP)	21,800	272,336
	Toa Corp. (6809 JP)	6,200	42,877
	TOA ROAD Corp.	12,000	128,421
	TOBISHIMA HOLDINGS, Inc.	5,970	77,476
	Tobu Railway Co. Ltd.	16,100	274,051
	TOC Co. Ltd.	7,200	34,881
	Tocalo Co. Ltd.	13,600	181,984
	Tochigi Bank Ltd.	29,200	85,791
	Toda Corp.	59,600	380,079
	Toei Animation Co. Ltd.	5,900	129,079
	Toei Co. Ltd.	3,000	103,617
	Toenec Corp.	15,500	136,635
	Toho Bank Ltd.	46,900	114,189
#	Toho Co. Ltd. (8142 JP)	2,500	53,925
	Toho Co. Ltd. (9602 JP)	3,800	239,754
	Toho Gas Co. Ltd.	8,500	237,356
#	Toho Holdings Co. Ltd.	13,200	445,467
	Toho Titanium Co. Ltd.	5,300	47,996
	Tohoku Bank Ltd.	1,800	13,956
#	Tokai Carbon Co. Ltd.	49,300	336,651
	Tokai Corp.	4,900	68,374
	TOKAI Holdings Corp.	24,539	173,754
	Tokai Rika Co. Ltd.	14,300	228,955
	Tokai Tokyo Financial Holdings, Inc.	49,200	177,364
	Token Corp.	1,810	167,211
	Tokio Marine Holdings, Inc. (8766 JP)	118,700	4,766,148
	Tokushu Tokai Paper Co. Ltd.	2,300	59,884
	Tokyo Century Corp.	37,100	424,600
#	Tokyo Electron Device Ltd.	5,400	93,937
	Tokyo Electron Ltd.	19,200	3,052,391
#	Tokyo Energy & Systems, Inc.	4,500	49,550
	Tokyo Gas Co. Ltd.	19,800	663,074
#	Tokyo Individualized Educational Institute, Inc.	3,700	8,913
		Shares	Value»
JAPAN — (Continued)
	Tokyo Kiraboshi Financial Group, Inc.	6,422	$276,888
	Tokyo Ohka Kogyo Co. Ltd.	15,600	427,278
	Tokyo Sangyo Co. Ltd.	6,600	35,447
	Tokyo Seimitsu Co. Ltd.	8,700	541,224
	Tokyo Steel Manufacturing Co. Ltd.	13,700	142,546
	Tokyo Tatemono Co. Ltd.	46,900	784,865
	Tokyu Construction Co. Ltd.	17,364	119,293
	Tokyu Fudosan Holdings Corp.	151,043	1,065,103
	Toli Corp.	10,700	39,863
	Tomato Bank Ltd.	1,400	12,253
#	Tomoe Corp.	5,400	54,671
	Tomoe Engineering Co. Ltd.	6,000	63,201
	Tomoku Co. Ltd.	3,500	76,208
	TOMONY Holdings, Inc.	46,900	189,587
	Tomy Co. Ltd.	21,600	456,469
	Topcon Corp.	22,000	478,992
	TOPPAN Holdings, Inc.	23,300	627,894
	Topre Corp.	11,300	154,808
	Topy Industries Ltd.	4,200	72,632
	Toray Industries, Inc.	127,700	873,450
#	Torex Semiconductor Ltd.	3,000	30,502
	Toridoll Holdings Corp.	11,600	341,233
	Torigoe Co. Ltd.	4,100	24,788
	Torishima Pump Manufacturing Co. Ltd.	4,500	64,540
	Tosei Corp.	8,900	171,614
	Toshiba TEC Corp.	7,400	147,938
	Tosho Co. Ltd.	3,800	17,117
	Totech Corp.	6,300	118,395
	Totetsu Kogyo Co. Ltd.	5,000	138,366
	TOTO Ltd.	16,399	417,456
#	Tottori Bank Ltd.	2,400	20,855
	Toukei Computer Co. Ltd.	1,400	36,875
	Toumei Co. Ltd.	1,000	11,913
	Tow Co. Ltd.	9,200	19,319
	Towa Bank Ltd.	7,100	36,052
#	Towa Corp.	8,900	110,523
	Toyo Construction Co. Ltd.	22,500	245,901

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Toyo Engineering Corp.	7,919	$71,243
#	Toyo Gosei Co. Ltd.	1,400	47,110
#	Toyo Innovex Co. Ltd.	4,900	20,867
	Toyo Kanetsu KK	2,200	59,422
#	Toyo Securities Co. Ltd.	6,600	22,195
	Toyo Seikan Group Holdings Ltd.	23,700	490,846
	Toyo Suisan Kaisha Ltd.	6,500	415,276
#	Toyo Tanso Co. Ltd.	2,500	80,252
	Toyo Tire Corp.	28,500	603,660
	Toyoda Gosei Co. Ltd.	16,500	348,216
	Toyota Boshoku Corp.	21,700	308,368
	Toyota Industries Corp.	5,600	598,822
	TPR Co. Ltd.	4,000	55,940
	Traders Holdings Co. Ltd.	4,900	38,580
	Transaction Co. Ltd.	3,200	55,505
#*	Transaction Media Networks, Inc.	4,700	15,241
	Transcosmos, Inc.	4,363	103,920
	TRE Holdings Corp.	16,600	148,852
#	Treasure Factory Co. Ltd.	3,800	43,690
	Trend Micro, Inc. (4704 JP)	11,500	701,252
#	Tri Chemical Laboratories, Inc.	900	20,444
	Trinity Industrial Corp.	1,700	12,852
	Trusco Nakayama Corp.	10,100	147,098
	TS Tech Co. Ltd.	21,900	262,958
	TSI Holdings Co. Ltd.	13,100	91,629
#	Tsubaki Nakashima Co. Ltd.	11,229	26,006
	Tsubakimoto Chain Co.	22,284	312,774
	Tsubakimoto Kogyo Co. Ltd.	3,600	63,858
	Tsugami Corp.	10,600	145,986
	Tsukishima Holdings Co. Ltd.	6,600	100,333
	Tsukuba Bank Ltd.	21,200	36,017
	Tsumura & Co.	13,400	330,549
	Tsuruha Holdings, Inc.	8,000	588,837
	Tsurumi Manufacturing Co. Ltd.	4,800	124,619
	Tsutsumi Jewelry Co. Ltd.	2,200	32,634
	Tsuzuki Denki Co. Ltd.	1,700	34,355
		Shares	Value»
JAPAN — (Continued)
	TV Asahi Holdings Corp.	6,600	$124,011
	Tv Tokyo Holdings Corp.	2,500	60,595
	TYK Corp.	3,500	13,759
	UACJ Corp.	10,500	413,195
	Uchida Yoko Co. Ltd.	2,300	157,398
	Ueki Corp.	400	5,818
	ULS Group, Inc.	1,300	62,480
	Ulvac, Inc.	11,800	433,437
	U-Next Holdings Co. Ltd.	15,600	209,790
	Unicharm Corp.	60,400	417,796
	Unipres Corp.	4,700	33,294
	United Arrows Ltd.	5,900	85,623
#	United Super Markets Holdings, Inc.	8,200	51,120
	Urbanet Corp. Co. Ltd.	9,100	30,286
	User Local, Inc.	1,200	15,152
	Ushio, Inc.	24,900	305,423
	USS Co. Ltd.	50,000	543,444
	UT Group Co. Ltd.	5,100	86,098
	V Technology Co. Ltd.	2,000	39,225
	Valor Holdings Co. Ltd.	10,051	177,509
	Valqua Ltd.	4,100	95,823
#	Value HR Co. Ltd.	4,100	45,506
	ValueCommerce Co. Ltd.	5,100	27,235
	Vector, Inc.	6,200	45,415
	Vertex Corp.	6,180	114,666
	Vision, Inc.	5,000	36,720
*	Visional, Inc.	5,100	398,644
	Vital KSK Holdings, Inc.	10,000	84,131
	VT Holdings Co. Ltd.	25,900	79,892
	Wacoal Holdings Corp.	10,700	386,707
	Wacom Co. Ltd.	25,500	109,798
	Wakachiku Construction Co. Ltd.	2,500	83,824
	Wakita & Co. Ltd.	10,600	123,586
	Warabeya Nichiyo Holdings Co. Ltd.	4,500	80,488
#	Waseda Academy Co. Ltd.	2,000	34,174
#	Watahan & Co. Ltd.	3,100	32,345
	WATAMI Co. Ltd.	4,800	32,246
	WDB Holdings Co. Ltd.	1,900	21,555
	Weathernews, Inc.	2,600	76,455
	Welcia Holdings Co. Ltd.	17,760	298,007
	Wellneo Sugar Co. Ltd.	2,200	33,511

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Wellnet Corp.	2,900	$13,918
#	West Holdings Corp.	5,757	57,373
#	Will Group, Inc.	6,500	41,422
*	WingArc1st, Inc.	5,200	124,374
	Workman Co. Ltd.	2,300	98,447
	World Co. Ltd.	7,700	141,445
	World Holdings Co. Ltd.	3,400	53,684
#*	W-Scope Corp.	2,800	4,424
	Xebio Holdings Co. Ltd.	6,900	51,007
	Yahagi Construction Co. Ltd.	9,100	119,582
#	Yakult Honsha Co. Ltd.	10,298	165,669
	YAKUODO Holdings Co. Ltd.	1,600	24,421
	YAMABIKO Corp.	14,400	209,178
	YAMADA Consulting Group Co. Ltd.	2,400	26,496
	Yamada Holdings Co. Ltd.	87,091	265,429
	Yamae Group Holdings Co. Ltd.	4,000	68,710
	Yamagata Bank Ltd.	6,499	65,501
	Yamaguchi Financial Group, Inc.	46,300	524,060
	Yamaha Corp.	33,600	242,159
	Yamaha Motor Co. Ltd.	140,700	1,017,658
#	Yamaichi Electronics Co. Ltd.	5,200	99,056
#	Yamami Co.	500	15,297
	Yamanashi Chuo Bank Ltd.	7,300	135,313
#	Yamatane Corp.	5,200	88,634
	Yamato Corp.	4,700	56,305
	Yamato Holdings Co. Ltd.	26,846	388,171
	Yamato Kogyo Co. Ltd.	7,500	420,852
	Yamaura Corp.	2,200	19,425
	Yamazaki Baking Co. Ltd.	26,200	559,693
	Yamazen Corp.	15,200	134,728
	Yaoko Co. Ltd.	4,900	317,115
	Yaskawa Electric Corp.	9,000	188,242
#	Yasuda Logistics Corp.	4,800	62,884
	Yellow Hat Ltd.	20,000	211,713
	Yodogawa Steel Works Ltd.	28,500	219,376
	Yokogawa Bridge Holdings Corp.	10,100	179,029
	Yokogawa Electric Corp.	17,500	466,446
		Shares	Value»
JAPAN — (Continued)
	Yokohama Rubber Co. Ltd.	32,600	$932,096
#	Yokorei Co. Ltd.	12,100	84,263
	Yokowo Co. Ltd.	2,525	26,196
	Yondenko Corp.	8,100	71,192
#	Yondoshi Holdings, Inc.	900	10,344
	Yonex Co. Ltd.	13,900	272,933
	Yonkyu Co. Ltd.	800	12,830
#	Yorozu Corp.	4,200	26,325
#	Yoshinoya Holdings Co. Ltd.	12,285	266,260
	Yotai Refractories Co. Ltd.	300	3,404
	Yuasa Trading Co. Ltd.	4,800	149,131
	Yukiguni Factory Co. Ltd.	7,000	52,262
	Yurtec Corp.	10,600	173,521
	Yushin Co.	4,600	19,172
	Yushiro, Inc.	2,000	28,668
	Yutaka Giken Co. Ltd.	1,400	25,178
	Zacros Corp.	4,300	112,056
	Zaoh Co. Ltd.	800	12,719
	Zenitaka Corp.	600	18,285
	Zenkoku Hosho Co. Ltd.	16,500	352,030
	Zenrin Co. Ltd.	6,800	49,702
	Zensho Holdings Co. Ltd.	11,600	610,432
	Zeon Corp.	33,300	353,430
	ZERIA Pharmaceutical Co. Ltd.	5,900	81,407
	ZIGExN Co. Ltd.	15,100	50,637
	Zojirushi Corp.	2,600	31,018
	ZOZO, Inc.	33,900	335,589
#	Zuiko Corp.	4,100	27,323
TOTAL JAPAN			393,474,293
NETHERLANDS — (4.0%)
	Aalberts NV	22,793	728,516
Ω	ABN AMRO Bank NV	77,162	2,230,633
	Acomo NV	6,558	166,362
*Ω	Adyen NV	570	977,636
	Aegon Ltd. (AEG US)	75,866	538,649
	Aegon Ltd. (AGN NA)	236,073	1,687,102
	Akzo Nobel NV	31,623	1,985,982
#*Ω	Alfen NV	3,346	41,288
	Allfunds Group PLC	65,928	456,499
	AMG Critical Materials NV	7,366	207,404
	Aperam SA	11,909	350,291
	Arcadis NV	18,005	898,588
	ASM International NV	4,401	2,130,335
	ASML Holding NV (ASML NA)	1,474	1,021,589
#	ASML Holding NV (ASML US)	16,394	11,388,999

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	ASR Nederland NV	49,353	$3,278,219
#*Ω	Basic-Fit NV	11,769	332,245
	BE Semiconductor Industries NV	8,334	1,126,021
#	Brunel International NV	4,722	49,058
*	CM.com NV	2,877	17,254
#	Coca-Cola Europacific Partners PLC	17,777	1,744,719
	Corbion NV	14,845	281,726
Ω	CTP NV	19,323	409,814
	Flow Traders Ltd.	11,338	339,594
	ForFarmers NV	8,078	34,726
	Fugro NV	31,123	446,145
	HAL Trust	1,635	232,003
	Havas NV	116,631	187,347
	IMCD NV	11,377	1,247,041
	ING Groep NV (INGA NA)	157,316	3,666,317
*	InPost SA	59,271	851,291
	JDE Peet's NV	19,742	585,450
Ω	Just Eat Takeaway.com NV (JET LN)	19,510	446,194
#	Kendrion NV	4,109	50,349
	Koninklijke Ahold Delhaize NV (AD NA)	115,481	4,561,073
	Koninklijke BAM Groep NV	83,795	731,550
	Koninklijke Heijmans NV	8,810	561,521
	Koninklijke KPN NV	978,333	4,370,701
#	Koninklijke Philips NV (PHG US)	53,720	1,407,462
#	Koninklijke Philips NV (PHIA NA)	16,289	425,393
	Koninklijke Vopak NV	22,921	1,094,958
	Nedap NV	1,486	148,781
	NN Group NV	66,887	4,503,876
#*	NX Filtration NV	1,334	5,005
#*	Pharming Group NV	110,090	120,992
#	PostNL NV	79,073	86,222
	Prosus NV (PRX NA)	42,555	2,430,986
	Randstad NV	24,499	1,164,424
	SBM Offshore NV	46,762	1,219,517
*	SIF Holding NV	1,516	14,675
Ω	Signify NV	31,622	756,480
	Sligro Food Group NV	3,901	49,308
	TKH Group NV	10,897	448,229
*	TomTom NV	6,052	36,438
	Universal Music Group NV	68,459	1,969,353
	Van Lanschot Kempen NV	9,679	630,445
		Shares	Value»
NETHERLANDS — (Continued)
	Wolters Kluwer NV	25,317	$3,943,348
TOTAL NETHERLANDS			70,816,123
NEW ZEALAND — (0.3%)
	a2 Milk Co. Ltd.	37,649	194,900
	Air New Zealand Ltd.	354,855	121,159
	Auckland International Airport Ltd.	53,419	236,989
#	Briscoe Group Ltd.	7,212	25,867
#	Channel Infrastructure NZ Ltd.	78,992	98,139
	Chorus Ltd. (CNU NZ)	87,918	451,129
	Contact Energy Ltd.	79,277	424,877
	EBOS Group Ltd.	18,312	441,268
	Fisher & Paykel Healthcare Corp. Ltd.	19,201	416,034
*	Fletcher Building Ltd. (FBU NZ)	220,881	394,033
	Fonterra Co-Operative Group Ltd.	23,363	96,134
	Freightways Group Ltd.	41,625	273,087
	Genesis Energy Ltd.	71,553	100,301
*	Gentrack Group Ltd.	5,468	34,282
	Hallenstein Glasson Holdings Ltd.	12,487	63,946
	Heartland Group Holdings Ltd.	154,001	73,362
	Infratil Ltd.	24,937	170,272
	Investore Property Ltd.	35,007	24,105
*	KMD Brands Ltd.	154,764	23,145
	Mainfreight Ltd.	7,201	251,014
	Mercury NZ Ltd.	21,244	77,409
	Meridian Energy Ltd.	37,468	125,963
#	Napier Port Holdings Ltd.	14,915	27,511
#	NZME Ltd. (NZM AU)	18,597	12,644
	NZX Ltd.	96,996	87,378
*	Oceania Healthcare Ltd.	146,390	59,348
#	Port of Tauranga Ltd.	20,843	85,427
	Restaurant Brands New Zealand Ltd.	9,175	15,659
*	Ryman Healthcare Ltd.	120,044	176,455
	Sanford Ltd.	10,430	35,075
	Scales Corp. Ltd.	32,409	90,101
*	Serko Ltd.	6,176	10,386
	Skellerup Holdings Ltd.	40,677	114,132
	SKY Network Television Ltd.	48,329	87,982
	Spark New Zealand Ltd.	121,107	173,168

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Summerset Group Holdings Ltd.	59,466	$400,399
#	Tourism Holdings Ltd.	30,378	37,684
	TOWER Ltd.	107,281	109,847
	Turners Automotive Group Ltd.	13,749	55,388
	Vector Ltd.	17,959	46,520
#*	Vista Group International Ltd.	21,101	43,658
*	Warehouse Group Ltd.	33,331	16,112
TOTAL NEW ZEALAND			5,802,289
NORWAY — (0.7%)
	2020 Bulkers Ltd.	5,317	65,665
	ABG Sundal Collier Holding ASA	54,929	37,201
	AF Gruppen ASA	5,957	90,679
	Aker ASA, Class A	435	29,949
	Aker Solutions ASA	69,256	204,840
	AKVA Group ASA	848	6,884
	Archer Ltd.	9,352	21,343
	Arendals Fossekompani ASA	429	5,921
	Atea ASA	17,327	238,806
	Austevoll Seafood ASA	18,833	173,303
#*Ω	AutoStore Holdings Ltd.	14,572	10,237
	B2 Impact ASA	73,842	113,450
	Bakkafrost P	3,208	128,141
#*	BEWi ASA	4,828	10,386
	Bonheur ASA	6,236	144,216
	Borregaard ASA	11,587	223,518
	Bouvet ASA	17,975	130,783
Ω	BW LPG Ltd.	28,568	379,774
*	Cadeler AS (CADLR NO)	28,268	148,810
*	Cadeler AS (CDLR US), ADR	519	10,878
*	Cloudberry Clean Energy ASA	56,428	74,808
	DNB Bank ASA	33,660	851,589
	DOF Group ASA	9,180	84,055
Ω	Elkem ASA	63,053	146,502
Ω	Elmera Group ASA	19,682	64,772
	Elopak ASA	20,083	97,373
*Ω	Entra ASA	6,404	78,639
Ω	Europris ASA	34,170	320,079
	Gjensidige Forsikring ASA	4,241	111,554
#*	Grieg Seafood ASA	10,723	71,365
	Hafnia Ltd.	21,612	118,771
#*	Hexagon Composites ASA	19,122	31,595
*	Hexagon Purus ASA	6,563	1,189
		Shares	Value»
NORWAY — (Continued)
	Hoegh Autoliners ASA	25,645	$257,709
Ω	Kid ASA	7,527	106,299
	Kitron ASA	22,964	139,671
#*	Kongsberg Automotive ASA	178,061	25,569
#	Leroy Seafood Group ASA	12,624	57,427
*	LINK Mobility Group Holding ASA	47,902	152,832
	Magnora ASA	12,043	27,650
	Medistim ASA	2,115	44,429
	Mowi ASA	10,745	200,154
	MPC Container Ships ASA	92,344	169,802
Ω	Multiconsult ASA	3,394	70,113
#*	NEL ASA	97,037	24,703
	Norbit ASA	4,673	92,863
*	Nordic Mining ASA	9,110	20,615
*	Nordic Semiconductor ASA	2,834	38,528
	Norsk Hydro ASA	75,751	448,975
*Ω	Norske Skog ASA	16,612	37,505
*	Northern Ocean Ltd.	28,873	17,019
*	NRC Group ASA	10,511	7,663
	Odfjell Drilling Ltd.	31,663	224,981
	Odfjell SE, Class A	4,824	59,173
	Odfjell Technology Ltd.	4,361	20,993
	Olav Thon Eiendomsselskap ASA	1,536	43,737
	Orkla ASA	5,699	59,931
	Panoro Energy ASA	22,447	52,333
	Pareto Bank ASA	9,248	83,245
	Pexip Holding ASA	9,642	59,831
*	PhotoCure ASA	1,701	10,679
	Protector Forsikring ASA	6,303	307,735
	Rana Gruber ASA	5,547	38,508
	Rogaland Sparebank	2,270	31,242
#	Salmar ASA	3,427	138,816
*	SATS ASA	20,392	77,458
*Ω	Scatec ASA	32,702	324,462
	Sea1 offshore, Inc.	20,330	53,231
	Selvaag Bolig ASA	9,716	34,677
#*Ω	Shelf Drilling Ltd.	52,257	45,625
††	Solstad Maritime Holding AS	9,952	24,065
*	Solstad Offshore ASA	7,622	37,020
	Sparebank 1 Oestlandet	8,533	159,014
	SpareBank 1 Sor-Norge ASA	21,520	376,905
	Sparebanken More	6,733	68,964
	Stolt-Nielsen Ltd.	7,288	213,264
	Storebrand ASA	56,731	805,596
	Subsea 7 SA	34,627	671,035

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Telenor ASA	28,479	$436,893
	TGS ASA	27,948	205,328
	TOMRA Systems ASA	10,628	147,624
	Veidekke ASA	22,947	364,709
#	Vend Marketplaces ASA	960	37,893
	Vend Marketplaces ASA, Class B	1,787	67,144
	Wallenius Wilhelmsen ASA	17,429	155,923
	Wilh Wilhelmsen Holding ASA, Class A	3,431	158,327
	Wilh Wilhelmsen Holding ASA, Class B	997	42,723
	Yara International ASA	8,319	307,530
	Zalaris ASA	1,628	11,831
TOTAL NORWAY			12,125,046
PORTUGAL — (0.5%)
#	Altri SGPS SA	17,850	97,145
	Banco Comercial Portugues SA, Class R	2,654,076	2,179,379
	Corticeira Amorim SGPS SA	7,403	65,799
	CTT-Correios de Portugal SA	18,086	152,419
#	EDP Renovaveis SA	41,832	491,137
	EDP SA (EDP PL)	286,398	1,237,915
	Galp Energia SGPS SA	111,634	2,131,677
	Ibersol SGPS SA	6,294	67,230
	Jeronimo Martins SGPS SA	24,026	585,698
	Mota-Engil SGPS SA	25,597	130,794
#	Navigator Co. SA	43,542	153,786
	NOS SGPS SA	62,071	255,863
	REN - Redes Energeticas Nacionais SGPS SA	56,809	192,782
	Sonae SGPS SA	202,112	291,630
TOTAL PORTUGAL			8,033,254
SINGAPORE — (1.2%)
*	AEM Holdings Ltd.	33,766	41,601
	Aztech Global Ltd.	57,700	29,473
	Banyan Tree Holdings Ltd.	76,100	37,390
	Boustead Singapore Ltd.	83,034	99,019
	BRC Asia Ltd.	25,400	70,051
		Shares	Value»
SINGAPORE — (Continued)
	Bukit Sembawang Estates Ltd.	43,600	$143,567
	Capitaland India Trust	158,786	145,294
	CapitaLand Investment Ltd.	178,600	380,383
	Centurion Corp. Ltd.	37,000	48,577
	China Aviation Oil Singapore Corp. Ltd.	71,400	61,500
	China Sunsine Chemical Holdings Ltd.	101,000	54,326
	City Developments Ltd.	103,000	487,620
	ComfortDelGro Corp. Ltd.	309,600	363,974
*	COSCO Shipping International Singapore Co. Ltd.	312,900	29,807
	CSE Global Ltd.	130,388	65,075
	DBS Group Holdings Ltd.	110,064	4,039,841
	Delfi Ltd.	70,200	45,284
	DFI Retail Group Holdings Ltd.	49,100	169,270
*††	Ezion Holdings Ltd.	982,352	0
#*††	Ezra Holdings Ltd.	190,010	0
	Far East Orchard Ltd.	40,710	36,066
	First Resources Ltd.	125,500	146,422
	Food Empire Holdings Ltd.	42,400	76,629
	Fraser & Neave Ltd.	43,400	47,699
	Frasers Property Ltd.	82,100	59,313
	Frencken Group Ltd.	94,100	119,397
*	Gallant Venture Ltd.	52,000	3,361
	Golden Agri-Resources Ltd.	1,364,100	267,028
	GuocoLand Ltd.	48,400	62,907
	Haw Par Corp. Ltd.	23,800	253,853
	Ho Bee Land Ltd.	39,400	61,533
	Hong Fok Corp. Ltd.	84,400	52,525
	Hong Leong Asia Ltd.	76,800	96,783
	Hong Leong Finance Ltd.	79,500	165,895
	Hongkong Land Holdings Ltd.	128,700	777,442
	Hotel Grand Central Ltd.	29,489	16,553
	Hour Glass Ltd.	49,200	76,134
	HRnetgroup Ltd.	22,900	12,331
	Hutchison Port Holdings Trust	1,065,900	212,475
*††	Hyflux Ltd.	78,700	0
	iFAST Corp. Ltd.	29,000	201,774
	ISDN Holdings Ltd.	79,180	22,546
	Keppel Ltd.	173,400	1,126,552

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Mandarin Oriental International Ltd.	25,100	$49,601
	Marco Polo Marine Ltd.	292,000	13,041
	Metro Holdings Ltd.	98,700	33,075
	Micro-Mechanics Holdings Ltd.	10,500	14,842
#*††	Midas Holdings Ltd.	218,800	0
	Nanofilm Technologies International Ltd.	40,700	22,895
	Netlink NBN Trust	327,600	225,692
*	Oceanus Group Ltd.	1,247,200	5,687
	Oversea-Chinese Banking Corp. Ltd.	146,249	1,895,264
	Pan-United Corp. Ltd.	47,875	36,412
	Propnex Ltd.	43,800	46,471
	PSC Corp. Ltd.	88,400	26,853
	Q&M Dental Group Singapore Ltd.	53,640	16,300
	QAF Ltd.	44,382	30,214
*	Rex International Holding Ltd.	266,900	40,284
	Riverstone Holdings Ltd.	96,800	52,503
	Samudera Shipping Line Ltd.	41,900	33,467
	SATS Ltd.	75,832	185,034
	SBS Transit Ltd.	11,800	28,495
	Seatrium Ltd.	359,533	624,854
	Sheng Siong Group Ltd.	138,000	222,771
	SIA Engineering Co. Ltd.	19,600	46,314
	Singapore Exchange Ltd.	99,700	1,222,482
	Singapore Land Group Ltd.	18,100	37,130
	Singapore Post Ltd.	348,700	131,010
	Singapore Telecommunications Ltd.	54,500	162,418
	Stamford Land Corp. Ltd.	162,807	54,563
	StarHub Ltd.	107,600	101,931
	Straits Trading Co. Ltd.	37,025	45,881
*††	Swiber Holdings Ltd.	23,999	0
	Tuan Sing Holdings Ltd.	151,727	33,118
	UMS Integration Ltd.	138,643	161,444
	United Overseas Bank Ltd.	92,970	2,582,961
	UOB-Kay Hian Holdings Ltd.	91,786	165,687
	UOL Group Ltd.	84,651	447,481
	Valuetronics Holdings Ltd.	117,650	70,108
		Shares	Value»
SINGAPORE — (Continued)
	Venture Corp. Ltd.	61,300	$608,049
	Vicom Ltd.	10,800	13,300
	Wee Hur Holdings Ltd.	29,000	14,282
	Wilmar International Ltd.	157,800	357,158
	Wing Tai Holdings Ltd.	92,200	96,539
	Yangzijiang Shipbuilding Holdings Ltd.	543,300	1,065,644
TOTAL SINGAPORE			21,228,525
SPAIN — (3.1%)
	Acciona SA	6,672	1,279,655
	Acerinox SA	41,521	479,131
	ACS Actividades de Construccion y Servicios SA	41,216	2,844,504
Ω	Aedas Homes SA	2,497	60,087
Ω	Aena SME SA	69,590	1,873,927
	Alantra Partners SA	3,441	32,676
	Almirall SA	14,192	170,831
	Amadeus IT Group SA	36,639	2,941,883
	Atresmedia Corp. de Medios de Comunicacion SA	18,717	105,773
	Audax Renovables SA	27,496	45,361
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	582,657	9,717,703
	Banco de Sabadell SA	1,332,301	4,917,390
	Banco Santander SA (SAN SM)	707,292	6,076,191
	Bankinter SA	184,137	2,628,412
	CaixaBank SA	236,893	2,228,762
Ω	Cellnex Telecom SA	24,657	870,134
	CIE Automotive SA	10,511	315,581
	Construcciones y Auxiliar de Ferrocarriles SA	5,118	309,927
#	Corp. ACCIONA Energias Renovables SA	5,691	153,217
*	Distribuidora Internacional de Alimentacion SA	2,593	84,931
	Ebro Foods SA	7,287	142,270
*	eDreams ODIGEO SA	7,910	74,866
	Elecnor SA	9,837	267,489
	Enagas SA	34,002	509,264
#	Ence Energia y Celulosa SA	24,550	77,255

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Endesa SA	30,248	$876,594
	Ercros SA	25,202	89,515
	Ferrovial SE	26,477	1,357,289
	Fluidra SA	9,457	235,863
#Ω	Gestamp Automocion SA	40,215	151,168
Ω	Global Dominion Access SA	20,282	77,949
*	Grenergy Renovables SA	1,444	107,016
	Grupo Empresarial San Jose SA	5,655	39,491
	Iberdrola SA	56,918	1,000,412
	Iberpapel Gestion SA (IBG SM)	1,841	41,752
#	Indra Sistemas SA	35,697	1,478,712
	Industria de Diseno Textil SA	49,633	2,370,821
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	38,862	59,873
	Mapfre SA	245,861	1,001,288
	Melia Hotels International SA	30,644	272,095
	Naturgy Energy Group SA	11,028	345,870
Ω	Neinor Homes SA	7,095	137,904
*	Obrascon Huarte Lain SA	141,911	53,302
*	Oryzon Genomics SA	4,693	14,086
	Pharma Mar SA	846	77,115
	Prim SA	748	10,407
*	Promotora de Informaciones SA, Class A	63,603	25,331
Ω	Prosegur Cash SA	79,580	68,155
	Realia Business SA	45,114	48,343
	Redeia Corp. SA	48,492	940,065
	Sacyr SA	112,978	462,617
*	Solaria Energia y Medio Ambiente SA	14,719	189,258
#*Ω	Talgo SA	6,527	22,576
*	Tecnicas Reunidas SA	11,743	289,193
#	Telefonica SA (TEF SM)	450,312	2,323,967
	Tubacex SA	28,080	116,960
Ω	Unicaja Banco SA	333,084	875,144
	Vidrala SA	6,015	647,494
	Viscofan SA	8,006	547,832
TOTAL SPAIN			54,562,677
SWEDEN — (3.2%)
	AAK AB	8,498	218,606
Ω	AcadeMedia AB	30,532	279,575
		Shares	Value»
SWEDEN — (Continued)
	AddLife AB, Class B	23,592	$415,459
	Addnode Group AB	22,472	257,110
	AddTech AB, Class B	20,999	705,948
	AFRY AB	24,446	378,389
	Alfa Laval AB	12,652	549,699
Ω	Alimak Group AB	14,163	242,742
	Alleima AB	54,322	383,891
	Alligo AB, Class B	4,954	53,197
Ω	Ambea AB	36,152	454,811
*	Annehem Fastigheter AB, Class B	17,398	29,817
	AQ Group AB	12,565	256,080
	Arise AB	5,327	18,697
	Arjo AB, Class B	60,239	209,919
#*	Asmodee Group AB, Class B	18,422	231,999
	Assa Abloy AB, Class B	20,072	664,187
	Atlas Copco AB (ATCOA SS), Class A	105,103	1,600,549
	Atlas Copco AB (ATCOB SS), Class B	68,658	929,159
	Atrium Ljungberg AB, Class B	28,045	90,708
Ω	Attendo AB	36,748	256,773
	Avanza Bank Holding AB	12,984	478,325
	Axfood AB	12,450	370,989
	Beijer Alma AB	10,199	274,397
	Beijer Ref AB	11,083	186,049
	Bergman & Beving AB	6,396	205,648
*	BHG Group AB	33,414	79,372
	Bilia AB, Class A	24,321	285,755
	Billerud Aktiebolag	42,360	359,667
	BioGaia AB, Class B	10,772	107,782
	Bjorn Borg AB	2,651	15,665
*	Boliden AB	20,040	613,409
*	Bonava AB, Class B	63,006	73,816
*Ω	Boozt AB	6,490	57,779
Ω	Bravida Holding AB	41,079	385,483
	Bufab AB	26,314	260,960
	Bulten AB	2,966	17,841
	Bure Equity AB	16,196	478,127
	Byggmax Group AB	16,716	99,285
*	Camurus AB	1,355	94,015
#	Castellum AB	17,357	197,584
	Catella AB	11,852	35,902
	Catena AB	4,122	186,208
*	Cavotec Group AB	8,277	14,881
	Cellavision AB	2,095	37,483
	Cibus Nordic Real Estate AB publ	7,386	130,864
*	Cint Group AB	61,755	45,011
	Clas Ohlson AB, Class B	13,885	483,122

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Cloetta AB, Class B	56,897	$182,983
Ω	Coor Service Management Holding AB	24,001	112,810
	Corem Property Group AB (COREB SS), Class B	60,037	26,778
	Corem Property Group AB (CORED SS), Class D	1,093	26,442
	CTT Systems AB	2,078	46,644
	Dios Fastigheter AB	16,550	108,730
Ω	Dometic Group AB	42,755	215,974
#*Ω	Dustin Group AB	72,723	11,897
*	Dynavox Group AB	4,001	51,718
	Eastnine AB	16,544	79,801
*	Electrolux AB, Class B	34,328	209,078
	Electrolux Professional AB, Class B	43,782	297,486
	Elekta AB, Class B	72,699	358,487
*	Embracer Group AB	19,847	205,309
*	Enea AB	4,184	31,548
	Engcon AB	7,897	61,880
	Eolus Vind AB, Class B	6,430	35,439
	Ependion AB	4,568	55,135
	Epiroc AB (EPIA SS), Class A	31,870	648,655
	Epiroc AB (EPIB SS), Class B	18,860	338,084
	Essity AB (ESSITYA SS), Class A	1,973	48,657
	Essity AB (ESSITYB SS), Class B	43,107	1,062,911
	Ework Group AB	1,237	13,385
#	Fabege AB	21,533	180,346
	Fagerhult Group AB	11,874	45,857
*	Fastighets AB Balder, Class B	33,385	225,419
*	Fastighets AB Trianon	3,168	6,101
*	Fastighetsbolaget Emilshus AB, Class B	753	3,857
	FastPartner AB (FPARA SS), Class A	7,691	39,247
	FastPartner AB (FPARD SS), Class D	1,419	11,079
	Fenix Outdoor International AG	737	37,716
	Getinge AB, Class B	33,696	665,101
	Granges AB	29,810	399,726
*Ω	Green Landscaping Group AB	2,230	12,772
		Shares	Value»
SWEDEN — (Continued)
*	Gruvaktiebolaget Viscaria	12,928	$21,303
#	H & M Hennes & Mauritz AB, Class B	30,405	409,605
	Hanza AB	7,620	86,745
	Heba Fastighets AB, Class B	8,941	28,219
	Hemnet Group AB	14,187	408,564
	Hexagon AB, Class B	49,508	543,998
*	Hexatronic Group AB	30,481	64,741
	Hexpol AB	43,926	378,246
*	HMS Networks AB	3,656	153,624
Ω	Hoist Finance AB	17,540	172,818
	Holmen AB (HOLMB SS), Class B	8,874	329,817
	Hufvudstaden AB, Class A	10,574	127,952
	Humana AB	8,769	33,145
	Husqvarna AB (HUSQA SS), Class A	4,789	25,902
	Husqvarna AB (HUSQB SS), Class B	39,040	211,445
	IAR Systems Group AB	1,169	21,249
	Indutrade AB	18,355	445,740
	Instalco AB	40,633	106,396
	Inwido AB	17,257	320,860
*	ITAB Shop Concept AB	13,428	23,786
	JM AB	18,087	259,187
*	John Mattson Fastighetsforetagen AB	1,783	11,184
	Kabe Group AB, Class B	753	19,737
*	Karnov Group AB	16,961	201,004
#*	K-fast Holding AB	26,069	43,925
*	Klarabo Sverige AB, Class B	21,593	33,751
	KNOW IT AB	6,509	77,744
	Lagercrantz Group AB, Class B	33,877	786,527
	Lifco AB, Class B	8,406	299,431
	Lime Technologies AB	2,519	97,883
	Lindab International AB	18,483	388,486
	Loomis AB	18,385	726,930
*	Medcap AB	2,322	154,376
	MEKO AB	10,564	92,386
	Micro Systemation AB, Class B	4,122	23,693
	Midsona AB, Class B	14,238	11,625
	MIPS AB	1,213	51,409

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Modern Times Group MTG AB, Class B	21,764	$223,747
	Momentum Group AB	7,786	123,387
Ω	Munters Group AB	30,405	427,898
	Mycronic AB	22,650	491,480
#*	NCAB Group AB	31,367	169,507
	NCC AB, Class B	20,931	396,335
	Nederman Holding AB	4,601	79,818
*	Net Insight AB, Class B	65,449	27,055
	New Wave Group AB, Class B	22,744	272,381
	Nibe Industrier AB, Class B	77,005	355,333
	Nilorngruppen AB, Class B	2,248	12,862
	Nivika Fastigheter AB, Class B	3,245	14,432
#*	Nobia AB	69,596	32,088
	Nolato AB, Class B	14,744	87,217
	Nordnet AB publ	14,352	387,591
*	Norion Bank AB	15,590	99,613
	Note AB	4,162	81,335
#	NP3 Fastigheter AB	6,024	159,327
	Nyfosa AB	23,161	200,790
	OEM International AB, Class B	15,928	219,472
#*	Orron Energy AB	45,835	23,617
	Pandox AB	18,988	337,953
	Peab AB, Class B	47,702	358,746
	Platzer Fastigheter Holding AB, Class B	8,730	62,209
	Prevas AB, Class B	1,295	9,784
*	Pricer AB, Class B	11,791	5,447
	Proact IT Group AB	5,913	58,857
	Ratos AB, Class B	72,643	257,162
	RaySearch Laboratories AB	8,015	274,699
	Rejlers AB	2,814	57,189
	Rvrc Holding AB	14,094	63,929
	Sagax AB (SAGAB SS), Class B	10,218	216,270
	Samhallsbyggnadsbolaget i Norden AB	152,301	76,361
	Sandvik AB	40,796	995,408
	Scandi Standard AB	16,388	158,355
Ω	Scandic Hotels Group AB	52,596	436,145
*	Sdiptech AB, Class B	6,125	123,123
	Sectra AB, Class B	15,456	573,046
	Securitas AB, Class B	48,114	714,076
*	Sedana Medical AB	11,084	17,933
*	Sensys Gatso Group AB	1,664	7,090
*Ω	Sinch AB	179,170	615,082
		Shares	Value»
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	89,922	$1,572,963
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	1,001	17,741
	Skanska AB, Class B	29,087	678,498
	SKF AB (SKFA SS), Class A	3,129	73,619
	SKF AB (SKFB SS), Class B	43,109	1,004,114
	SkiStar AB	10,262	161,888
	Softronic AB, Class B	5,133	12,440
	Solid Forsakring AB	2,863	21,702
	SSAB AB (SSABA SS), Class A	30,514	175,963
	SSAB AB (SSABAH FH), Class A	2,180	12,544
	SSAB AB (SSABB SS), Class B	139,695	789,507
	SSAB AB (SSABBH FH), Class B	12,326	69,517
*	Stendorren Fastigheter AB	1,726	36,097
*	Stillfront Group AB	110,450	57,244
	Storskogen Group AB, Class B	366,584	425,468
	Svedbergs Group AB	5,756	33,047
	Svenska Cellulosa AB SCA (SCAA SS), Class A	2,088	26,253
	Svenska Cellulosa AB SCA (SCAB SS), Class B	46,153	578,812
	Svenska Handelsbanken AB (SHBA SS), Class A	51,506	627,568
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,480	28,920
	Sweco AB, Class B	21,521	339,484
	Swedbank AB, Class A	34,055	906,817
*	Swedish Logistic Property AB, Class B	5,318	21,519
	Synsam AB	24,516	133,744
	Systemair AB	12,542	121,300
	Tele2 AB, Class B	86,199	1,332,221

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	5,155	$37,506
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	319,588	2,321,353
#	Telia Co. AB	348,633	1,231,271
	TF Bank AB	7,185	98,881
Ω	Thule Group AB	13,213	373,687
	Trelleborg AB, Class B	16,615	603,702
	Troax Group AB	7,157	99,993
	Truecaller AB, Class B	60,397	301,700
	VBG Group AB, Class B	5,432	156,071
	Vitec Software Group AB, Class B	4,584	177,710
	Volati AB	3,118	34,391
	Volvo AB (VOLVA SS), Class A	18,208	522,024
	Volvo AB (VOLVB SS), Class B	147,920	4,248,231
#*	Volvo Car AB, Class B	90,733	173,519
	Wallenstam AB, Class B	38,947	176,517
	Wihlborgs Fastigheter AB	30,534	300,060
	XANO Industri AB, Class B	1,406	8,781
TOTAL SWEDEN			56,281,755
SWITZERLAND — (5.6%)
	ABB Ltd.	54,873	3,583,102
	Accelleron Industries AG (ACLN SW)	23,788	2,166,664
	Adecco Group AG	33,398	1,051,641
#	Alcon AG	43,142	3,777,810
	Allreal Holding AG	4,218	954,046
	ALSO Holding AG	1,733	523,417
*	ams-OSRAM AG	22,532	296,987
	APG SGA SA	309	86,224
	Arbonia AG	12,959	87,769
*	Aryzta AG	5,284	495,903
	Ascom Holding AG	7,386	37,300
	Autoneum Holding AG	1,039	184,329
	Baloise Holding AG	11,819	2,832,599
	Banque Cantonale de Geneve	572	169,378
	Banque Cantonale Vaudoise	6,683	773,385
		Shares	Value»
SWITZERLAND — (Continued)
*	Basilea Pharmaceutica Ag Allschwil	2,723	$193,107
	Belimo Holding AG	1,067	1,241,698
	Bell Food Group AG	588	186,163
#	Bellevue Group AG	2,601	25,049
	Berner Kantonalbank AG	1,225	382,914
	BKW AG	3,526	787,259
	Bossard Holding AG, Class A	1,540	326,381
	Bucher Industries AG	1,975	932,691
	Burckhardt Compression Holding AG	812	723,161
	Burkhalter Holding AG	1,179	212,019
	Bystronic AG	311	153,945
	Calida Holding AG	96	1,694
	Carlo Gavazzi Holding AG	117	26,659
	Cembra Money Bank AG	8,151	914,788
*	Cicor Technologies Ltd.	650	161,117
	Cie Financiere Tradition SA	460	133,169
	Clariant AG	53,505	549,119
#	Coltene Holding AG	985	63,284
	COSMO Pharmaceuticals NV	638	45,767
#	CPH Group AG	316	29,353
	Daetwyler Holding AG	819	145,859
	DKSH Holding AG	9,959	688,667
	dormakaba Holding AG	674	650,629
	DSM-Firmenich AG	6,878	660,834
	EFG International AG	26,058	516,487
	Emmi AG	550	500,639
	EMS-Chemie Holding AG	377	296,620
#*	Feintool International Holding AG	2,163	32,651
	Flughafen Zurich AG	5,515	1,554,329
	Forbo Holding AG	253	239,974
	Fundamenta Real Estate AG	3,088	67,638
	Galderma Group AG	3,800	585,649
Ω	Galenica AG	13,918	1,477,112
	Geberit AG	4,284	3,281,965
#	Georg Fischer AG	19,911	1,557,611
	Glarner Kantonalbank	403	10,560
	Helvetia Holding AG	10,494	2,523,612
	Hiag Immobilien Holding AG	811	107,857
	Huber & Suhner AG	4,435	592,187

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Hypothekarbank Lenzburg AG	14	$70,250
	Implenia AG	2,557	172,110
	Inficon Holding AG	3,490	419,938
	Interroll Holding AG	142	399,868
	Intershop Holding AG	960	177,708
	Investis Holding SA	821	126,893
	Julius Baer Group Ltd.	38,336	2,593,977
	Jungfraubahn Holding AG	1,339	334,076
	Kardex Holding AG	1,588	611,486
*	Komax Holding AG	821	112,377
*	Kudelski SA	5,386	9,937
	Kuehne & Nagel International AG	5,313	1,083,209
	Landis & Gyr Group AG	6,063	495,070
*	LEM Holding SA	89	72,345
	Liechtensteinische Landesbank AG	3,467	370,613
#	Logitech International SA (LOGI US)	762	70,775
	Logitech International SA (LOGN SW)	9,289	861,340
	Luzerner Kantonalbank AG	5,013	452,227
Ω	Medacta Group SA	994	180,291
Ω	Medmix AG	2,776	40,574
#	Meier Tobler Group AG	1,442	64,548
	Metall Zug AG, Class B	41	50,358
	Mikron Holding AG	3,174	71,493
	Mobilezone Holding AG	10,259	143,106
	Mobimo Holding AG	2,017	789,965
*Ω	Montana Aerospace AG	2,075	72,272
	Naturenergie Holding AG	1,358	55,250
	Novavest Real Estate AG	464	22,611
	OC Oerlikon Corp. AG Pfaffikon	33,554	163,930
	Orell Fuessli AG	122	15,751
#*	Orior AG	1,837	27,668
	Partners Group Holding AG	1,544	2,075,594
	Phoenix Mecano AG	183	103,443
	Plazza AG, Class A	201	98,557
*Ω	PolyPeptide Group AG	3,309	92,037
	PSP Swiss Property AG	7,189	1,219,717
#	Rieter Holding AG	774	59,020
		Shares	Value»
SWITZERLAND — (Continued)
	Romande Energie Holding SA	1,298	$66,352
*	Santhera Pharmaceuticals Holding AG	951	17,321
	Schindler Holding AG	1,293	453,493
	Schweiter Technologies AG	248	114,471
	SFS Group AG	4,562	589,529
	SGS SA	22,899	2,326,844
	SIG Group AG	79,418	1,284,886
	Sika AG	9,496	2,240,862
	SKAN Group AG	419	38,426
	Softwareone Holding AG	7,770	63,414
	Sonova Holding AG	5,176	1,408,948
	St. Galler Kantonalbank AG	842	513,756
#	Stadler Rail AG	10,785	285,012
	Straumann Holding AG	3,987	485,776
	Sulzer AG	5,190	998,612
#	Swatch Group AG (UHR SW)	4,545	803,816
#	Swatch Group AG (UHRN SW)	10,089	367,475
	Swiss Life Holding AG	3,161	3,274,156
	Swiss Prime Site AG	20,730	2,867,139
	Swiss Re AG	38,965	6,974,788
	Swisscom AG	4,861	3,377,590
	Swissquote Group Holding SA	2,882	1,914,932
	Temenos AG	11,541	1,032,281
	Thurgauer Kantonalbank	103	19,623
	TX Group AG	707	192,216
*	u-blox Holding AG	1,861	231,736
*	UBS Group AG (UBS US)	126,593	4,725,712
	UBS Group AG (UBSG SW)	15,912	591,354
	Valiant Holding AG	4,404	693,180
	Varia U.S. Properties AG	255	6,294
Ω	VAT Group AG	1,353	473,805
	Vaudoise Assurances Holding SA	263	202,982
	Vetropack Holding AG	3,434	126,665
	Vontobel Holding AG	7,638	556,917
	VP Bank AG, Class A	873	83,359
	VZ Holding AG	3,197	676,642
	V-ZUG Holding AG	608	38,973
	Walliser Kantonalbank	547	84,859
	Warteck Invest AG	28	68,438
#	Ypsomed Holding AG	375	179,421
	Zehnder Group AG	2,716	239,297

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Zug Estates Holding AG, Class B	72	$189,746
	Zuger Kantonalbank	31	326,372
	Zurich Insurance Group AG	6,584	4,490,987
TOTAL SWITZERLAND			99,079,612
UNITED KINGDOM — (10.2%)
	3i Group PLC	33,790	1,846,357
	4imprint Group PLC	6,566	311,009
	Aberdeen Group PLC	440,912	1,163,449
*	Accesso Technology Group PLC	4,676	27,639
	Admiral Group PLC	36,493	1,644,976
	Advanced Medical Solutions Group PLC	34,292	92,013
	AG Barr PLC	15,668	142,332
Ω	Airtel Africa PLC	251,550	677,165
	AJ Bell PLC	77,920	551,873
Ω	Alfa Financial Software Holdings PLC	31,920	96,345
	Antofagasta PLC	16,887	416,461
*	AO World PLC	47,831	58,674
	Ashmore Group PLC	74,485	171,670
	Ashtead Group PLC	41,990	2,805,407
	Ashtead Technology Holdings PLC	15,389	68,022
#*	ASOS PLC	7,854	32,137
	Associated British Foods PLC	25,627	742,042
#*Ω	Aston Martin Lagonda Global Holdings PLC	31,099	28,605
	Atalaya Mining Copper SA	20,382	122,846
*	Auction Technology Group PLC	24,889	161,598
Ω	Auto Trader Group PLC	130,087	1,436,133
	Aviva PLC	221,820	1,895,231
	Avon Technologies PLC	4,033	112,502
	B&M European Value Retail SA	184,370	544,974
Ω	Bakkavor Group PLC	50,956	157,750
	Balfour Beatty PLC	134,293	959,724
	Barclays PLC (BARC LN)	464,084	2,268,451
	Barclays PLC (BCS US), Sponsored ADR	175,307	3,439,523
	Barratt Redrow PLC	345,117	1,699,511
	Beazley PLC	174,013	2,050,347
	Begbies Traynor Group PLC	24,378	38,586
		Shares	Value»
UNITED KINGDOM — (Continued)
	Bellway PLC	33,644	$1,101,100
	Berkeley Group Holdings PLC	17,879	859,823
	Bloomsbury Publishing PLC	22,292	140,620
	Bodycote PLC	33,083	277,681
#*	boohoo Group PLC	137,849	31,576
	Braemar PLC	6,415	21,217
	Breedon Group PLC	32,797	156,345
Ω	Bridgepoint Group PLC	8,238	35,516
	Brooks Macdonald Group PLC	872	20,787
	BT Group PLC	1,292,268	3,529,231
	Bunzl PLC	17,110	507,781
*	Burberry Group PLC	81,437	1,381,406
	Burford Capital Ltd.	47,140	598,027
	Bytes Technology Group PLC (BYIT LN)	45,022	217,236
	Capital Ltd.	29,183	36,293
	Card Factory PLC	43,418	58,442
*	Carnival PLC (CCL LN)	3,859	105,007
*	Carnival PLC (CUK US), ADR	8,246	224,291
	Carr's Group PLC	4,717	8,999
	Castings PLC	2,310	8,728
	Central Asia Metals PLC	30,672	59,289
	Centrica PLC	1,068,091	2,321,766
	Chesnara PLC	58,431	203,365
	Clarkson PLC	3,948	179,769
*	Close Brothers Group PLC	42,325	224,939
Ω	CMC Markets PLC	18,203	54,561
	Coats Group PLC	388,610	379,033
	Coca-Cola HBC AG	17,810	925,625
	Compass Group PLC	74,184	2,606,778
	Computacenter PLC	17,708	535,209
Ω	ConvaTec Group PLC	141,103	434,742
	Costain Group PLC	22,950	49,667
	Cranswick PLC	9,992	699,770
	Crest Nicholson Holdings PLC	74,562	179,465
	Croda International PLC	10,799	371,669
*	Currys PLC	290,256	431,924
	CVS Group PLC	14,007	226,752
*	DFS Furniture PLC	55,921	117,905
	Diploma PLC	9,369	663,231
	DiscoverIE Group PLC	8,978	81,808
	Domino's Pizza Group PLC	64,091	202,874
	dotdigital group PLC	33,650	32,104
	Dr. Martens PLC	66,959	71,425
	Drax Group PLC	119,759	1,118,494

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Dunelm Group PLC	34,537	$554,021
*	EKF Diagnostics Holdings PLC	13,523	5,509
	Elementis PLC	108,723	248,786
	Essentra PLC	53,346	73,620
	Experian PLC	76,550	4,033,475
	FDM Group Holdings PLC	19,916	31,945
	Firstgroup PLC	198,102	589,410
	Foresight Group Holdings Ltd.	16,411	100,117
Ω	Forterra PLC	37,307	98,920
	Foxtons Group PLC	50,062	38,665
*	Frasers Group PLC	15,161	137,268
	Fresnillo PLC	48,455	893,446
*	Frontier Developments PLC	3,603	17,552
*Ω	Funding Circle Holdings PLC	45,305	80,675
	Future PLC	23,973	224,210
	Galliford Try Holdings PLC	17,681	101,993
	Games Workshop Group PLC	8,873	1,901,148
	Gamma Communications PLC	10,673	153,176
	Genuit Group PLC	50,156	257,627
	Gooch & Housego PLC	5,339	42,641
	Grafton Group PLC, CDI	46,628	546,636
	Grainger PLC	175,258	473,823
	Greencore Group PLC	106,578	361,856
	Greggs PLC	26,711	555,442
*	Griffin Mining Ltd.	5,807	14,118
*	Gulf Marine Services PLC	47,365	12,839
*Ω	Gym Group PLC	37,644	73,031
	H&T Group PLC	5,751	49,075
	Haleon PLC (HLN LN)	475,086	2,228,471
	Halfords Group PLC	46,392	87,961
	Halma PLC	12,564	537,595
	Harworth Group PLC	29,008	72,243
	Hays PLC	252,714	212,431
*	Headlam Group PLC	17,304	18,753
	Helical PLC	27,082	80,886
*	Helios Towers PLC	178,785	280,242
	Henry Boot PLC	23,100	70,012
	Hill & Smith PLC	11,986	322,600
	Hilton Food Group PLC	18,764	210,376
	Hiscox Ltd.	61,121	1,040,598
	Hochschild Mining PLC	105,328	387,088
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hollywood Bowl Group PLC	44,958	$145,946
*Ω	Hostelworld Group PLC	14,765	22,897
	Howden Joinery Group PLC	156,022	1,806,199
	HSBC Holdings PLC (HSBA LN)	120,743	1,471,008
	HSBC Holdings PLC (HSBC US), Sponsored ADR	149,245	9,148,718
	Hunting PLC	37,563	155,908
Ω	Ibstock PLC	66,148	130,945
	ICG PLC	32,619	933,975
#	IDOX PLC	36,520	29,878
	IG Group Holdings PLC	65,396	973,799
	IMI PLC	58,131	1,698,300
	Impax Asset Management Group PLC	16,741	43,731
	Inchcape PLC	94,463	874,242
*	Indivior PLC	18,867	381,121
	Informa PLC	118,031	1,349,692
	IntegraFin Holdings PLC	26,815	126,956
	InterContinental Hotels Group PLC (IHG LN)	4,909	564,729
#	InterContinental Hotels Group PLC (IHG US), ADR	6,252	726,211
	International Personal Finance PLC	63,898	177,970
	International Workplace Group PLC	184,878	539,423
	Intertek Group PLC	23,316	1,516,006
	Investec PLC	104,259	771,189
*	IP Group PLC	256,501	189,379
#*	IQE PLC	161,132	20,368
	ITV PLC	637,489	691,478
	J Sainsbury PLC	365,741	1,462,449
*	James Fisher & Sons PLC	11,386	55,580
#	James Halstead PLC	43,065	83,563
	JD Sports Fashion PLC	545,268	612,056
*	John Wood Group PLC	128,717	31,346
	Johnson Matthey PLC	36,422	848,659
	Johnson Service Group PLC	108,229	201,487
	Jupiter Fund Management PLC	134,713	229,014
	Just Group PLC	269,908	750,640

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Kainos Group PLC	11,846	$115,586
	Keller Group PLC	20,496	357,993
	Kier Group PLC	108,444	283,484
	Kingfisher PLC	415,797	1,478,492
	Kitwave Group PLC	12,461	40,283
	Knights Group Holdings PLC	7,775	17,628
	Lancashire Holdings Ltd.	50,175	414,326
	Legal & General Group PLC	506,993	1,715,190
	Lion Finance Group PLC	10,210	1,023,596
	Liontrust Asset Management PLC	5,711	26,804
	Lloyds Banking Group PLC (LLOY LN)	3,778,142	3,874,287
#	Lloyds Banking Group PLC (LYG US), ADR	27,731	117,025
	London Investment Group PLC	4,016	18,843
	London Stock Exchange Group PLC	5,724	697,760
	LSL Property Services PLC	22,137	86,720
Ω	Luceco PLC	10,473	17,696
	M&C Saatchi PLC	5,513	13,354
	M&G PLC	384,248	1,322,541
	Macfarlane Group PLC	21,157	27,709
	Man Group PLC	248,872	540,486
	Marks & Spencer Group PLC	366,116	1,681,419
	Marshalls PLC	52,364	142,880
*	McBride PLC	39,844	65,367
	Me Group International PLC	60,797	178,148
	Mears Group PLC	24,505	126,065
*	Metro Bank Holdings PLC	28,971	49,300
#	Midwich Group PLC	9,638	29,081
	MJ Gleeson PLC	11,133	53,091
	Mondi PLC	58,658	792,959
	MONY Group PLC	120,942	319,987
	Moonpig Group PLC	51,428	145,372
	Morgan Advanced Materials PLC	65,417	200,142
	Morgan Sindall Group PLC	11,670	708,009
	Mortgage Advice Bureau Holdings Ltd.	8,214	87,576
	Mountview Estates PLC	2	259
		Shares	Value»
UNITED KINGDOM — (Continued)
	MP Evans Group PLC	4,197	$73,630
	National Grid PLC (NG LN)	14,433	202,814
#	National Grid PLC (NGG US), Sponsored ADR	19,323	1,360,146
	NatWest Group PLC (NWG LN)	398,387	2,765,434
	NatWest Group PLC (NWG US), Sponsored ADR	52,827	738,521
	NCC Group PLC	57,605	114,278
	Next 15 Group PLC	15,000	55,564
	Next PLC	10,162	1,649,506
	Ninety One PLC	76,396	189,325
	Norcros PLC	20,097	77,607
*	Ocado Group PLC	69,603	288,474
Ω	On the Beach Group PLC	23,948	85,248
	OSB Group PLC	96,574	706,414
	Oxford Instruments PLC	8,305	198,525
*	Oxford Nanopore Technologies PLC	18,419	49,372
	Pagegroup PLC	84,717	296,319
	Pan African Resources PLC	362,737	254,651
	Paragon Banking Group PLC	54,066	644,763
	PayPoint PLC	14,847	141,995
	Pearson PLC (PSON LN)	48,491	685,709
	Pennon Group PLC	59,870	395,526
	Persimmon PLC	71,552	1,078,914
	Pets at Home Group PLC	97,633	294,093
	Pharos Energy PLC	70,803	20,340
	Phoenix Group Holdings PLC	60,112	525,684
*	Phoenix Spree Deutschland Ltd.	11,400	24,435
*	Pinewood Technologies Group PLC	14,060	89,578
	Plus500 Ltd.	23,923	1,061,741
	Polar Capital Holdings PLC	16,061	100,538
	Pollen Street Group Ltd.	3,449	38,445
	Porvair PLC	6,060	59,084
	PPHE Hotel Group Ltd.	2,964	63,768
	Premier Foods PLC	243,135	617,925
	Prudential PLC (PRU LN)	25,140	318,930

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Prudential PLC (PUK US), ADR	60,156	$1,535,181
*	PureTech Health PLC (PRTC LN)	33,238	62,716
	PZ Cussons PLC	43,309	40,107
Ω	Quilter PLC	297,906	665,662
	Rathbones Group PLC	8,424	212,370
*††	Raven Property Group Ltd.	60,364	0
	Reach PLC	119,446	109,634
	Record PLC	26,576	19,598
	RELX PLC (RELX US), Sponsored ADR	68,073	3,532,289
	RELX PLC (REN NA)	22,194	1,152,566
	Renew Holdings PLC	13,913	155,365
	Renold PLC	42,813	45,348
	Rentokil Initial PLC	240,171	1,198,080
	Rentokil Initial PLC, Sponsored ADR	15,794	391,217
	RHI Magnesita NV	3,584	112,841
	Rightmove PLC	160,939	1,736,771
	Rio Tinto PLC (RIO LN)	30,742	1,830,975
	Rio Tinto PLC (RIO US), Sponsored ADR	52,545	3,140,615
	Robert Walters PLC	14,298	27,045
*	Rockhopper Exploration PLC	117,661	120,316
	Rotork PLC	125,868	539,874
	RS Group PLC	57,181	420,792
	RWS Holdings PLC	51,408	60,775
	S&U PLC	1,297	31,052
	S4 Capital PLC	33,714	10,642
Ω	Sabre Insurance Group PLC	29,207	58,831
*	Saga PLC	13,975	32,984
	Sage Group PLC	81,193	1,303,687
*	Savannah Energy PLC	17,472	1,661
	Savills PLC	32,429	418,434
	Schroders PLC	95,897	492,925
	Secure Trust Bank PLC	2,756	36,369
	Senior PLC	65,958	175,766
	Severfield PLC	80,969	34,108
	Severn Trent PLC	29,391	1,030,663
*	SIG PLC	196,538	36,745
	Smith & Nephew PLC (SN LN)	30,741	469,813
#	Smith & Nephew PLC (SNN US), Sponsored ADR	8,211	250,928
	Smiths Group PLC	26,317	815,200
	Smiths News PLC	21,046	15,362
	Softcat PLC	32,923	708,104
		Shares	Value»
UNITED KINGDOM — (Continued)
#*	SolGold PLC	134,503	$17,689
	Spectris PLC	10,079	529,245
	Speedy Hire PLC	113,980	47,627
	Spirax Group PLC	3,305	276,194
*	Spirent Communications PLC	86,201	221,642
	SSE PLC	92,619	2,270,298
	SSP Group PLC	192,271	432,093
	St. James's Place PLC	104,786	1,803,458
	Standard Chartered PLC	221,197	3,965,390
	SThree PLC	29,485	82,236
*	Strix Group PLC	15,543	8,635
*††	Studio Retail Group PLC	18,658	0
	STV Group PLC	5,073	8,442
*	Synthomer PLC	35,129	37,946
	Tate & Lyle PLC	71,967	508,141
	Tatton Asset Management PLC	6,940	66,842
	Taylor Wimpey PLC	816,757	1,098,934
	TBC Bank Group PLC	10,223	653,443
	Team Internet Group PLC	20,844	16,382
	Telecom Plus PLC	16,298	397,069
	Tesco PLC	738,628	4,149,924
#*	THG PLC	168,226	67,070
	Topps Tiles PLC	31,329	14,997
	TP ICAP Group PLC	206,004	831,595
*Ω	Trainline PLC	68,963	247,639
	Travis Perkins PLC	59,847	428,778
	Treatt PLC	4,919	13,097
	Trifast PLC	11,101	12,176
	TT Electronics PLC	54,356	69,711
#	Unilever PLC (UL US), Sponsored ADR	84,997	4,966,375
	United Utilities Group PLC	74,450	1,111,378
*	Vanquis Banking Group PLC	35,341	45,904
	Vertu Motors PLC	95,932	76,773
	Vesuvius PLC	49,968	234,457
	Victrex PLC	7,788	70,505
*	Videndum PLC	10,334	15,076
*	Vistry Group PLC	99,010	758,815
	Vodafone Group PLC (VOD LN)	1,751,380	1,898,840
#	Volex PLC	16,976	83,295
	Volution Group PLC	29,044	257,460
	Vp PLC	2,866	22,660
*Ω	Watches of Switzerland Group PLC	24,434	112,374
*	Watkin Jones PLC	35,437	12,109

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Weir Group PLC	24,209	$850,484
	WH Smith PLC	29,668	400,469
	Whitbread PLC	26,881	1,079,831
	Wickes Group PLC	58,784	171,638
	Wilmington PLC	1,608	7,205
*	Wise PLC, Class A	15,664	209,255
	WPP PLC (WPP LN)	40,386	218,665
#	WPP PLC (WPP US), Sponsored ADR	15,103	408,989
*	Xaar PLC	15,586	25,506
	XPS Pensions Group PLC	39,500	193,069
	Zigup PLC	63,954	283,063
	Zotefoams PLC	3,726	13,648
TOTAL UNITED KINGDOM			180,115,465
UNITED STATES — (0.1%)
*	ADTRAN Holdings, Inc.	12,232	113,968
	International Paper Co.	37,330	1,852,410
	Smurfit WestRock PLC	1,908	84,677
TOTAL UNITED STATES			2,051,055
TOTAL COMMON STOCKS			1,677,826,528
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG, 5.636%	4,875	426,199
Ω	Dr. Ing hc F Porsche AG, 5.184%	10,175	515,938
	Draegerwerk AG & Co. KGaA, 2.896%	2,387	190,454
	Einhell Germany AG, 2.038%	1,347	114,342
#	FUCHS SE, 2.921%	18,421	842,950
	Henkel AG & Co. KGaA, 3.029%	16,428	1,265,927
	Jungheinrich AG, 2.380%	13,726	526,229
		Shares	Value»

GERMANY — (Continued)
	Porsche Automobil Holding SE, 5.422%	25,637	$1,028,917
	Sixt SE, 4.466%	4,703	327,981
	STO SE & Co. KGaA, 2.674%	686	97,670
	Volkswagen AG, 6.912%	26,009	2,719,649
TOTAL GERMANY			8,056,256
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Galan Lithium Ltd. Warrants	1,931	0
*	Silver Mines Ltd. Warrants 06/17/26	4,718	31
*††	Wiluna Mining Corp. Ltd. Warrants	10,550	258
TOTAL AUSTRALIA			289
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	952	0
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,055	0
TOTAL RIGHTS/WARRANTS			289
TOTAL INVESTMENT SECURITIES (Cost $1,123,896,740)			1,685,883,073

			Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§	The DFA Short Term Investment Fund	6,396,356	73,986,648
TOTAL INVESTMENTS — (100.0%)
(Cost $1,197,882,491)^^			$1,759,869,721

International Social Core Equity Portfolio
CONTINUED
As of July 31, 2025, the value of Rule 144A securities amounted to $39,556,068 or 2.3% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$89,626	$96,478,356	$3,616	$96,571,598
Austria	—	12,386,307	—	12,386,307
Belgium	508,110	17,571,954	—	18,080,064
Canada	195,721,121	31,658	1,468	195,754,247
China	492,256	—	—	492,256
Denmark	—	26,823,292	—	26,823,292
Finland	405,234	31,990,365	—	32,395,599
France	105,636	122,941,816	—	123,047,452
Germany	5,213,220	137,313,805	—	142,527,025
Hong Kong	—	27,929,148	2,297	27,931,445
Ireland	—	11,641,524	—	11,641,524
Israel	762,901	22,774,757	—	23,537,658
Italy	787,029	62,280,938	—	63,067,967
Japan	843,750	392,630,543	—	393,474,293
Netherlands	13,335,110	57,481,013	—	70,816,123
New Zealand	—	5,802,289	—	5,802,289
Norway	10,878	12,090,103	24,065	12,125,046
Portugal	—	8,033,254	—	8,033,254
Singapore	—	21,228,525	—	21,228,525
Spain	—	54,562,677	—	54,562,677
Sweden	14,881	56,266,874	—	56,281,755
Switzerland	8,033,123	91,046,489	—	99,079,612
United Kingdom	29,980,029	150,135,436	—	180,115,465
United States	84,677	1,966,378	—	2,051,055
Preferred Stocks
Germany	—	8,056,256	—	8,056,256
Rights/Warrants
Australia	—	31	258	289
Securities Lending Collateral	—	73,986,648	—	73,986,648
Total Investments in Securities	$256,387,581	$1,503,450,436	$31,704˂˃	$1,759,869,721

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Global Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (62.5%)
U.S. Social Core Equity 2 Portfolio	1,542,535	$47,510,071
INTERNATIONAL EQUITIES — (37.5%)
International Social Core Equity Portfolio	1,084,888	18,703,474
Emerging Markets Social Core Equity Portfolio	587,649	9,807,857
TOTAL INTERNATIONAL EQUITIES		28,511,331
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $54,016,590)		$76,021,402
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.250% (Cost $36,899)	36,899	36,899
TOTAL INVESTMENTS — (100.0%) (Cost $54,053,489)^^		$76,058,301
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$76,021,402	—	—	$76,021,402
Temporary Cash Investments	36,899	—	—	36,899
Total Investments in Securities	$76,058,301	—	—	$76,058,301

Emerging Markets Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.8%)
BRAZIL — (2.4%)
	Allied Tecnologia SA	36,037	$44,471
	Allos SA	76,700	291,894
	Alupar Investimento SA	54,348	286,320
*	Ambipar Participacoes e Empreendimentos SA	4,100	95,816
	Anima Holding SA	93,723	60,925
	Armac Locacao Logistica E Servicos SA	12,200	7,713
	Auren Energia SA	38,153	63,162
*	Automob Participacoes SA	2,394	4,746
	B3 SA - Brasil Bolsa Balcao	505,822	1,136,384
	Banco Bradesco SA (BBDC3 BZ)	149,904	358,728
	Banco BTG Pactual SA	57,830	404,120
	Banco do Brasil SA	154,564	543,778
	Banco Santander Brasil SA	244,025	1,151,803
	BB Seguridade Participacoes SA	111,644	671,912
	Bemobi Mobile Tech SA	17,900	65,180
	Boa Safra Sementes SA	14,576	26,968
	BR Advisory Partners Participacoes SA	32,800	91,086
	BRF SA	137,986	494,079
	Brisanet Servicos de Telecomunicacoes SA	71,878	33,760
	C&A Modas SA	66,500	195,597
	Caixa Seguridade Participacoes SA	14,598	35,924
	Camil Alimentos SA	28,423	23,045
	Centrais Eletricas Brasileiras SA	120,193	811,583
*	Cia Brasileira de Aluminio	71,133	59,452
*	Cia Brasileira de Distribuicao	156,777	98,553
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	48,336	934,945
		Shares	Value»
BRAZIL — (Continued)
	Cia de Saneamento de Minas Gerais Copasa MG	65,721	$303,515
	Cia De Sanena Do Parana (SAPR11 BZ)	104,709	637,654
	Cia De Sanena Do Parana (SAPR3 BZ)	56,200	76,579
	Cia Energetica de Minas Gerais (CMIG3 BZ)	71,430	187,774
	Cia Paranaense de Energia - Copel	136,245	268,619
	Cia Siderurgica Nacional SA (CSNA3 BZ)	198,667	284,542
	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	94,125	136,481
	Cogna Educacao SA	693,514	341,831
	Construtora Tenda SA	18,300	69,611
*	Cosan SA	78,895	83,551
	CPFL Energia SA	32,700	221,385
	Cruzeiro do Sul Educacional SA	101,200	91,630
	CSU Digital SA	10,300	32,540
	Cury Construtora e Incorporadora SA	53,211	279,760
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	130,478	571,353
Ω	Desktop SA	34,200	50,205
	Dexco SA	134,824	136,039
	Dimed SA Distribuidora da Medicamentos	35,229	57,252
	Direcional Engenharia SA	32,030	223,027
*	EcoRodovias Infraestrutura e Logistica SA	72,305	87,031
	Embraer SA (EMBR3 BZ)	293,644	4,229,862
#	Embraer SA (ERJ US), Sponsored ADR	16,322	939,821
	Empreendimentos Pague Menos SA	131,619	92,376

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Energisa SA	74,717	$609,259
*	Eneva SA	156,175	375,129
	Engie Brasil Energia SA	35,211	251,087
	Equatorial Energia SA	190,316	1,157,962
	Even Construtora e Incorporadora SA	50,000	62,059
	Ez Tec Empreendimentos e Participacoes SA	50,000	122,599
	Fleury SA	99,053	253,843
	Fras-Le SA	17,391	73,328
	Gerdau SA, Sponsored ADR	135,564	401,269
Ω	GPS Participacoes e Empreendimentos SA	63,460	160,476
	Grendene SA	103,933	93,547
*	Grupo Casas Bahia SA	33,407	18,494
	Grupo Mateus SA	134,741	176,381
	Grupo SBF SA	65,482	128,519
	Guararapes Confeccoes SA	48,436	66,864
	Iochpe Maxion SA	67,079	174,659
	Irani Papel e Embalagem SA	36,500	48,627
*	IRB-Brasil Resseguros SA	41,517	337,355
	Jalles Machado SA	58,932	35,783
*	JBS NV, BDR	79,724	1,094,727
	JHSF Participacoes SA	181,166	166,621
	JSL SA	38,756	36,198
	Kepler Weber SA	65,832	82,532
	Klabin SA	255,110	847,398
	Lavvi Empreendimentos Imobiliarios SA	21,000	46,016
	Localiza Rent a Car SA	111,020	686,595
	LOG Commercial Properties e Participacoes SA	15,776	59,249
*	Log-in Logistica Intermodal SA	8,233	37,507
	Lojas Quero-Quero SA	81,511	35,227
	Lojas Renner SA	413,067	1,200,204
Ω	LWSA SA	130,077	87,809
	M Dias Branco SA	16,498	71,625
	Magazine Luiza SA	83,930	105,820
	Mahle Metal Leve SA	16,000	81,692
	Marcopolo SA	64,423	76,508
	Marfrig Global Foods SA	123,240	468,790
		Shares	Value»
BRAZIL — (Continued)
	Melnick Even Desenvolvimento Imobiliario SA	48,100	$28,261
	Mills Locacao Servicos e Logistica SA	48,740	97,923
*	Minerva SA	17,861	15,757
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	14,672	9,695
	Motiva Infraestrutura de Mobilidade SA	234,983	516,584
	Moura Dubeux Engenharia SA	34,692	140,080
	Movida Participacoes SA	83,573	92,535
	MPM Corporeos SA	18,717	3,443
*	MRV Engenharia e Participacoes SA	134,280	142,684
	Multiplan Empreendimentos Imobiliarios SA	74,420	336,246
*	Natura Cosmeticos SA	257,208	414,781
	Neoenergia SA	48,449	212,068
*	Oceanpact Servicos Maritimos SA	50,600	55,032
	Odontoprev SA	107,745	231,093
*	Oncoclinicas do Brasil Servicos Medicos SA	63,964	62,256
*	Orizon Valorizacao de Residuos SA	9,587	82,130
*	PBG SA	13,100	9,475
	Pet Center Comercio e Participacoes SA	40,398	28,569
	Plano & Plano Desenvolvimento Imobiliario SA	23,638	54,878
	Porto Seguro SA	59,382	550,282
	Positivo Tecnologia SA	41,500	29,423
	Priner Servicos Industriais SA	9,917	27,150
	Profarma Distribuidora de Produtos Farmaceuticos SA	17,600	23,290
	Qualicorp Consultoria e Corretora de Seguros SA	114,500	33,330
	Raia Drogasil SA	145,981	351,165
	Romi SA	23,611	33,648
	Rumo SA	71,857	212,254
	Santos Brasil Participacoes SA	160,288	399,321

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Sao Carlos Empreendimentos e Participacoes SA	8,500	$28,083
	Sao Martinho SA	64,495	199,720
#	Sendas Distribuidora SA (ASAI US), ADR	3,275	27,510
	Sendas Distribuidora SA (ASAI3 BZ)	347,064	583,238
Ω	Ser Educacional SA	46,200	65,263
*	Serena Energia SA	69,099	146,230
	Simpar SA	116,749	89,445
	SLC Agricola SA	61,353	200,838
	Smartfit Escola de Ginastica e Danca SA	90,466	334,751
	Suzano SA (SUZB3 BZ)	176,604	1,644,757
	SYN prop e tech SA	18,318	22,245
	Tegma Gestao Logistica SA	15,888	103,394
#	Telefonica Brasil SA (VIV US), ADR	9,148	102,641
	Telefonica Brasil SA (VIVT3 BZ)	61,280	344,509
	TIM SA	175,400	648,719
	TOTVS SA	33,870	263,784
	Transmissora Alianca de Energia Eletrica SA	113,353	675,314
	Tres Tentos Agroindustrial SA	50,274	122,373
	Trisul SA	36,300	40,257
	Tupy SA	18,025	51,858
	Ultrapar Participacoes SA (UGPA3 BZ)	233,946	717,353
	Unifique Telecomunicacoes SA	60,533	40,539
	Unipar Carbocloro SA	8,007	71,497
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	33,890	27,901
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	44,392	174,570
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	103,999	71,319
	Vibra Energia SA	413,240	1,565,272
	Vivara Participacoes SA	42,200	191,573
	Vulcabras SA	19,619	65,939
		Shares	Value»
BRAZIL — (Continued)
	WEG SA	133,008	$881,486
	Wilson Sons SA	88,236	278,911
	Wiz Co.	40,564	54,476
	XP, Inc., BDR	1,810	29,293
	YDUQS Participacoes SA	118,206	273,162
*	Zamp SA	104,769	65,299
TOTAL BRAZIL			41,523,012
CHILE — (0.5%)
	Administradora de Fondos de Pensiones Habitat SA	9,275	10,185
	Aguas Andinas SA, Class A	732,894	241,206
	Banco de Chile (BCH US), ADR	21,299	581,896
	Banco de Chile (CHILE CI)	282,034	38,851
	Banco de Credito e Inversiones SA	10,680	423,858
	Banco Santander Chile (BSAC US), ADR	4,755	109,413
	Banco Santander Chile (BSAN CI)	3,875,177	223,838
	Besalco SA	205,938	173,625
	Bicecorp SA	567,450	155,922
	Camanchaca SA	88,516	4,672
*	CAP SA	16,180	77,023
	Cencosud SA	157,315	473,913
	Cencosud Shopping SA	80,784	157,812
	Cia Sud Americana de Vapores SA	4,165,340	210,492
	Colbun SA	1,485,053	219,839
	Embotelladora Andina SA, ADR, Class B	15,059	345,152
	Empresa Nacional de Telecomunicaciones SA	92,476	303,857
	Empresas CMPC SA	180,871	254,790
	Empresas Copec SA	62,885	416,320
	Empresas Lipigas SA	1,910	9,485
	Enel Americas SA (ENELAM CI)	1,814,710	180,984
	Enel Chile SA (ENELCHIL CI)	3,169,581	203,026
	Engie Energia Chile SA	133,161	162,787
	Falabella SA	21,812	108,767
	Forus SA	32,824	69,704
	Inversiones Aguas Metropolitanas SA	216,090	184,401
	Latam Airlines Group SA	12,948,571	283,172

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Latam Airlines Group SA, ADR	505	$21,912
*	Masisa SA	791,131	10,843
	Molibdenos y Metales SA	3,068	13,485
*	Multiexport Foods SA	291,740	72,856
	Parque Arauco SA	172,785	352,460
	PAZ Corp. SA	82,712	46,413
	Plaza SA	83,689	176,807
	Ripley Corp. SA	445,297	188,629
	Salfacorp SA	245,029	180,633
	Sigdo Koppers SA	163,912	216,272
	SMU SA	1,385,118	219,173
	Sociedad Matriz SAAM SA	2,690,476	326,417
#*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	9,454	347,435
*	Socovesa SA	166,772	11,831
	SONDA SA	271,865	90,559
TOTAL CHILE			7,900,715
CHINA — (27.5%)
	360 Security Technology, Inc., Class A	16,100	25,240
	361 Degrees International Ltd.	454,000	359,292
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	34,800	80,114
*	5I5J Holding Group Co. Ltd., Class A	119,400	49,375
	AAC Technologies Holdings, Inc.	342,500	1,731,740
	ABA Chemicals Corp., Class A	27,800	33,946
	Accelink Technologies Co. Ltd., Class A	6,000	43,126
*	ADAMA Ltd., Class A	24,500	24,242
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	1,263	34,612
	Advanced Technology & Materials Co. Ltd., Class A	15,400	28,415
*	AECC Aero Science & Technology Co. Ltd., Class A	10,500	45,847
	AECC Aero-Engine Control Co. Ltd., Class A	14,900	43,637
		Shares	Value»
CHINA — (Continued)
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	26,500	$48,369
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	23,100	55,569
#*	Agile Group Holdings Ltd.	986,749	59,565
*	Agora, Inc., ADR	29,510	113,614
	Agricultural Bank of China Ltd., Class H	3,018,000	1,977,140
	Aier Eye Hospital Group Co. Ltd., Class A	95,925	170,854
*Ω	AInnovation Technology Group Co. Ltd.	26,800	20,897
*	Air China Ltd., Class H	584,000	389,066
	Aisino Corp., Class A	29,000	37,061
	Ajisen China Holdings Ltd.	284,000	32,140
Ω	AK Medical Holdings Ltd.	122,000	106,377
*Ω	Akeso, Inc.	6,000	116,994
	Alibaba Group Holding Ltd. (9988 HK)	1,797,204	27,020,502
#*	Alibaba Health Information Technology Ltd.	478,000	296,426
Ω	A-Living Smart City Services Co. Ltd.	332,500	124,967
	Allmed Medical Products Co. Ltd., Class A	22,700	29,237
*	Alpha Group, Class A	16,700	22,363
*	Amlogic Shanghai Co. Ltd., Class A	3,199	32,015
	Amoy Diagnostics Co. Ltd., Class A	16,940	55,128
	Amrita Global Development Ltd.	164,000	12,535
*	ANE Cayman, Inc.	208,500	216,399
#Ω	Angelalign Technology, Inc.	8,200	61,350
	Anhui Anfu Battery Technology Co. Ltd., Class A	6,400	24,584
	Anhui Anke Biotechnology Group Co. Ltd., Class A	30,536	51,418
	Anhui Construction Engineering Group Co. Ltd., Class A	66,500	44,931

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Expressway Co. Ltd., Class H	148,000	$230,942
	Anhui Guangxin Agrochemical Co. Ltd., Class A	23,263	38,671
	Anhui Heli Co. Ltd., Class A	17,000	41,967
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	21,260	52,964
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	38,700	31,405
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	94,360	79,725
	Anhui Jinhe Industrial Co. Ltd., Class A	12,105	37,733
*	Anhui Tatfook Technology Co. Ltd., Class A	12,200	20,616
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	32,280	38,675
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	32,400	39,859
	Anhui Xinhua Media Co. Ltd., Class A	27,100	25,519
	Anhui Yingliu Electromechanical Co. Ltd., Class A	7,900	28,677
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	27,700	67,523
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,275	47,241
	Anjoy Foods Group Co. Ltd., Class A	6,300	64,561
	Anker Innovations Technology Co. Ltd., Class A	5,460	93,743
	Anshan Hifichem Co. Ltd., Class A	10,800	21,413
	ANTA Sports Products Ltd.	337,800	3,877,297
	Anton Oilfield Services Group	1,610,000	288,906
	Aoshikang Technology Co. Ltd., Class A	15,700	86,306
		Shares	Value»
CHINA — (Continued)
	Aotecar New Energy Technology Co. Ltd., Class A	119,900	$47,758
*	Aowei Holdings Ltd.	78,000	3,074
	Apeloa Pharmaceutical Co. Ltd., Class A	31,300	69,771
	Appotronics Corp. Ltd., Class A	12,037	25,478
	APT Medical, Inc., Class A	1,821	71,885
	APT Satellite Holdings Ltd.	234,000	59,866
	Arctech Solar Holding Co. Ltd., Class A	5,725	39,287
*Ω	Arrail Group Ltd.	44,500	15,369
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	12,900	57,446
#Ω	AsiaInfo Technologies Ltd.	144,400	208,425
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	23,800	34,443
	Asymchem Laboratories Tianjin Co. Ltd., Class A	2,500	39,666
	Aurisco Pharmaceutical Co. Ltd., Class A	7,400	24,704
	Autel Intelligent Technology Corp. Ltd., Class A	10,701	51,605
	Autobio Diagnostics Co. Ltd., Class A	8,510	47,015
	Autohome, Inc., ADR	8,559	231,863
	Avary Holding Shenzhen Co. Ltd., Class A	24,500	179,564
	AviChina Industry & Technology Co. Ltd., Class H	1,214,000	717,587
	Bafang Electric Suzhou Co. Ltd., Class A	6,440	24,008
*Ω	BAIC Motor Corp. Ltd., Class H	1,137,500	310,714
*	Baidu, Inc. (9888 HK), Class A	349,500	3,823,996
*	Baidu, Inc. (BIDU US), Sponsored ADR	4,316	379,247
Ω	BAIOO Family Interactive Ltd.	594,000	49,136
#*Ω	Bairong, Inc.	129,000	143,755

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Baiyin Nonferrous Group Co. Ltd., Class A	56,300	$24,752
	Bank of Beijing Co. Ltd., Class A	275,900	247,331
	Bank of Changsha Co. Ltd., Class A	65,796	90,302
	Bank of Chengdu Co. Ltd., Class A	78,900	202,445
	Bank of China Ltd., Class H	7,249,356	4,184,424
	Bank of Chongqing Co. Ltd., Class H	349,500	344,845
	Bank of Communications Co. Ltd., Class H	955,580	860,851
*	Bank of Gansu Co. Ltd., Class H	106,000	3,924
	Bank of Guiyang Co. Ltd., Class A	76,817	68,169
	Bank of Hangzhou Co. Ltd., Class A	98,500	219,572
	Bank of Jiangsu Co. Ltd., Class A	291,020	456,901
	Bank of Nanjing Co. Ltd., Class A	168,200	268,285
	Bank of Ningbo Co. Ltd., Class A	105,858	409,571
Ω	Bank of Qingdao Co. Ltd., Class H	444,000	227,732
	Bank of Shanghai Co. Ltd., Class A	190,100	270,249
	Bank of Suzhou Co. Ltd., Class A	94,050	111,571
	Bank of Xi'an Co. Ltd., Class A	56,500	30,137
*Ω	Bank of Zhengzhou Co. Ltd., Class H	94,501	15,878
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	19,100	23,067
	Baoji Titanium Industry Co. Ltd., Class A	6,200	26,608
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	41,100	29,419
	Baowu Magnesium Technology Co. Ltd., Class A	38,676	65,591
	Baoxiniao Holding Co. Ltd., Class A	25,700	13,515
	Baoye Group Co. Ltd., Class H	98,000	54,129
		Shares	Value»
CHINA — (Continued)
*	Baozun, Inc. (9991 HK), Class A	21,500	$21,592
*	Baozun, Inc. (BZUN US), Sponsored ADR	15,148	41,051
*	Be Friends Holding Ltd.	350,000	45,459
	Bear Electric Appliance Co. Ltd., Class A	6,000	40,063
	Beauty Farm Medical & Health Industry, Inc.	10,500	36,199
	Befar Group Co. Ltd., Class A	63,400	38,608
	Beibuwan Port Co. Ltd., Class A	64,100	72,690
	Beijing Balance Medical Technology Co. Ltd., Class A	600	8,778
*	Beijing BDStar Navigation Co. Ltd., Class A	7,100	29,724
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	5,330	22,509
*	Beijing Capital Development Co. Ltd., Class A	84,000	30,572
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	183,110	78,314
*	Beijing Capital International Airport Co. Ltd., Class H	846,000	328,458
	Beijing Changjiu Logistics Corp., Class A	19,200	20,931
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	18,750	37,928
	Beijing Dabeinong Technology Group Co. Ltd., Class A	58,588	33,629
	Beijing Dahao Technology Corp. Ltd., Class A	12,201	23,320
	Beijing Easpring Material Technology Co. Ltd., Class A	4,900	27,962
*	Beijing eGOVA Co. Ltd., Class A	9,620	23,324
	Beijing Energy International Holding Co. Ltd.	403,600	77,004

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Enlight Media Co. Ltd., Class A	8,500	$23,303
	Beijing Enterprises Water Group Ltd.	1,940,000	663,917
	Beijing Fengjing Automotive Parts Co. Ltd.	39,000	18,886
	Beijing Gehua CATV Network Co. Ltd., Class A	25,400	30,443
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	56,956	49,460
*	Beijing Haixin Energy Technology Co. Ltd., Class A	94,100	44,254
	Beijing Haohua Energy Resource Co. Ltd., Class A	60,000	60,656
*	Beijing Jetsen Technology Co. Ltd., Class A	86,700	68,921
	Beijing Jingyeda Technology Co. Ltd., Class A	7,280	24,621
*	Beijing Jingyuntong Technology Co. Ltd., Class A	104,200	53,319
	Beijing Kingsoft Office Software, Inc., Class A	915	39,728
*	Beijing Leike Defense Technology Co. Ltd., Class A	41,800	34,533
	Beijing New Building Materials PLC, Class A	29,454	106,685
*	Beijing North Star Co. Ltd., Class H	420,000	46,572
	Beijing Oriental Jicheng Co. Ltd., Class A	5,500	21,805
	Beijing Originwater Technology Co. Ltd., Class A	59,567	38,246
*	Beijing Philisense Technology Co. Ltd., Class A	37,600	28,389
	Beijing Roborock Technology Co. Ltd., Class A	2,724	65,366
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	14,400	36,612
		Shares	Value»
CHINA — (Continued)
	Beijing Sanyuan Foods Co. Ltd., Class A	57,198	$36,822
	Beijing Shougang Co. Ltd., Class A	86,200	50,046
	Beijing Sifang Automation Co. Ltd., Class A	7,900	18,583
	Beijing Sinnet Technology Co. Ltd., Class A	25,600	51,632
*	Beijing Sinohytec Co. Ltd., Class H	4,300	13,502
	Beijing SL Pharmaceutical Co. Ltd., Class A	37,800	44,291
*	Beijing Sojo Electric Co. Ltd., Class A	21,900	21,996
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	81,800	45,653
	Beijing Strong Biotechnologies, Inc., Class A	32,300	65,728
*	Beijing SuperMap Software Co. Ltd., Class A	11,000	24,754
*	Beijing Teamsun Technology Co. Ltd., Class A	27,000	40,923
*	Beijing Thunisoft Corp. Ltd., Class A	24,500	29,047
	Beijing Tiantan Biological Products Corp. Ltd., Class A	15,724	43,747
	Beijing Tricolor Technology Co. Ltd., Class A	4,300	35,987
	Beijing Ultrapower Software Co. Ltd., Class A	24,200	42,309
	Beijing United Information Technology Co. Ltd., Class A	17,718	58,416
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	125,000	21,907
	Beijing Wandong Medical Technology Co. Ltd., Class A	9,700	23,538

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Watertek Information Technology Co. Ltd., Class A	55,100	$36,714
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,300	32,742
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,940	34,751
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	503,400	377,346
*	Beiqi Foton Motor Co. Ltd., Class A	144,800	54,034
	Best Pacific International Holdings Ltd.	54,000	19,807
	Bestore Co. Ltd., Class A	18,500	32,839
*	Bestway Marine & Energy Technology Co. Ltd., Class A	36,800	35,367
	Bethel Automotive Safety Systems Co. Ltd., Class A	7,567	49,396
	Betta Pharmaceuticals Co. Ltd., Class A	5,000	44,636
	Beyondsoft Corp., Class A	20,000	40,192
	Biem.L.Fdlkk Garment Co. Ltd., Class A	23,200	51,978
*	Bilibili, Inc., Class Z	14,300	327,171
	Binhai Investment Co. Ltd.	156,888	21,080
	Binjiang Service Group Co. Ltd.	33,500	101,846
	Black Peony Group Co. Ltd., Class A	31,440	23,463
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	4,323	31,123
#Ω	Blue Moon Group Holdings Ltd.	281,000	135,414
*	Blue Sail Medical Co. Ltd., Class A	38,300	33,880
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	34,440	33,156
	Bluestar Adisseo Co., Class A	14,500	19,958
Ω	BOC Aviation Ltd.	103,800	943,019
		Shares	Value»
CHINA — (Continued)
	BOC International China Co. Ltd., Class A	24,700	$52,199
*	BOE HC SemiTek Corp.	20,000	20,625
*	Bohai Leasing Co. Ltd., Class A	164,200	79,401
	Bomin Electronics Co. Ltd., Class A	17,500	25,370
	Bosideng International Holdings Ltd.	1,702,000	971,325
	BOTH Engineering Technology Co. Ltd., Class A	12,600	21,344
	Boyaa Interactive International Ltd.	48,000	45,928
	Bright Dairy & Food Co. Ltd., Class A	40,669	48,203
	Brilliance China Automotive Holdings Ltd.	1,238,000	493,832
	Bros Eastern Co. Ltd., Class A	13,800	10,115
*	B-Soft Co. Ltd., Class A	27,200	21,832
	BTG Hotels Group Co. Ltd., Class A	29,400	56,782
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	33,200	46,681
	BYD Co. Ltd., Class H	430,500	6,285,665
	BYD Electronic International Co. Ltd.	431,500	1,795,469
	By-health Co. Ltd., Class A	17,400	28,389
*	C C Land Holdings Ltd.	726,187	110,699
	C&D International Investment Group Ltd.	330,228	666,219
	C&D Property Management Group Co. Ltd.	296,000	107,350
*	C&S Paper Co. Ltd., Class A	39,900	41,899
	Caitong Securities Co. Ltd., Class A	60,550	68,000
*Ω	CALB Group Co. Ltd.	22,100	55,256
*	Cambricon Technologies Corp. Ltd., Class A	295	28,967
	Camel Group Co. Ltd., Class A	43,600	55,008

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	59,800	$30,378
	Canmax Technologies Co. Ltd., Class A	12,820	35,438
	Canny Elevator Co. Ltd., Class A	25,500	25,914
*Ω	CanSino Biologics, Inc., Class H	20,200	114,665
	Castech, Inc., Class A	7,730	41,978
	Cathay Biotech, Inc., Class A	4,528	30,212
	CCCC Design & Consulting Group Co. Ltd., Class A	29,000	32,597
*††	CECEP COSTIN New Materials Group Ltd.	186,000	0
	CECEP Solar Energy Co. Ltd., Class A	103,345	64,860
	CECEP Wind-Power Corp., Class A	189,500	78,975
	Center International Group Co. Ltd., Class A	14,500	20,745
	Central China Land Media Co. Ltd., Class A	25,000	44,568
#	Central China Securities Co. Ltd., Class H	454,000	158,413
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	10,632
	CETC Digital Technology Co. Ltd., Class A	8,800	31,138
	CETC Potevio Science&Technology Co. Ltd., Class A	9,900	31,638
	CGN Mining Co. Ltd.	425,000	109,053
	CGN New Energy Holdings Co. Ltd.	214,000	66,534
*	CGN Nuclear Technology Development Co. Ltd., Class A	30,000	32,491
Ω	CGN Power Co. Ltd., Class H	1,503,000	564,635
	Changbai Mountain Tourism Co. Ltd., Class A	15,800	80,781
		Shares	Value»
CHINA — (Continued)
	Changchun Faway Automobile Components Co. Ltd., Class A	26,300	$37,305
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	69,600	31,604
	Changjiang Publishing & Media Co. Ltd., Class A	18,800	24,612
	Changjiang Securities Co. Ltd., Class A	52,700	53,858
	Changshu Fengfan Power Equipment Co. Ltd., Class A	32,400	20,873
*	ChangYuan Technology Group Ltd., Class A	45,500	19,926
	Changzheng Engineering Technology Co. Ltd., Class A	13,400	31,771
	Changzhou Qianhong Biopharma Co. Ltd., Class A	17,600	27,211
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,100	51,007
*	Chanjet Information Technology Co. Ltd., Class H	10,500	10,912
	Chaoju Eye Care Holdings Ltd.	90,000	33,996
	Chaowei Power Holdings Ltd.	317,000	55,215
	Chaozhou Three-Circle Group Co. Ltd., Class A	14,800	67,947
Ω	Cheerwin Group Ltd.	126,000	43,888
*	Chen Lin Education Group Holdings Ltd.	208,000	36,861
	Cheng De Lolo Co. Ltd., Class A	45,500	55,262
	Chengdu B-Ray Media Co. Ltd., Class A	31,600	23,039
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	19,540	32,411
	Chengdu Galaxy Magnets Co. Ltd., Class A	8,400	34,085

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengdu Guibao Science & Technology Co. Ltd., Class A	11,600	$33,744
	Chengdu Haoneng Technology Co. Ltd., Class A	63,700	132,907
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	12,600	71,670
	Chengdu Kanghua Biological Products Co. Ltd., Class A	5,250	56,459
	Chengdu Leejun Industrial Co. Ltd., Class A	21,100	35,731
	Chengdu Wintrue Holding Co. Ltd., Class A	35,715	52,212
	Chengdu Xingrong Environment Co. Ltd., Class A	38,300	37,810
	Chengtun Mining Group Co. Ltd., Class A	62,800	65,644
	Chenguang Biotech Group Co. Ltd., Class A	15,800	28,874
*	Chengxin Lithium Group Co. Ltd., Class A	16,700	35,976
	Chervon Holdings Ltd.	57,700	132,181
	Chifeng Jilong Gold Mining Co. Ltd., Class A	16,400	52,160
*	China Aerospace International Holdings Ltd.	970,000	59,087
	China Aircraft Leasing Group Holdings Ltd.	150,500	86,891
*	China Anchu Energy Storage Group Ltd.	627,000	29,987
	China Animal Husbandry Industry Co. Ltd., Class A	30,000	31,794
	China Automotive Engineering Research Institute Co. Ltd., Class A	25,000	67,419
	China Baoan Group Co. Ltd., Class A	40,100	50,599
		Shares	Value»
CHINA — (Continued)
	China Bester Group Telecom Co. Ltd., Class A	6,240	$18,871
*Ω	China Bohai Bank Co. Ltd., Class H	1,029,000	135,040
	China CAMC Engineering Co. Ltd., Class A	38,800	45,770
	China Chengtong Development Group Ltd.	1,142,000	33,588
	China Chunlai Education Group Co. Ltd.	91,000	51,700
	China CITIC Bank Corp. Ltd., Class H	1,311,000	1,218,078
	China Coal Xinji Energy Co. Ltd., Class A	76,300	68,351
*††	China Common Rich Renewable Energy Investments Ltd.	1,016,000	0
	China Communications Services Corp. Ltd., Class H	1,184,800	690,074
	China Conch Environment Protection Holdings Ltd.	787,000	66,702
	China Conch Venture Holdings Ltd.	687,000	839,453
	China Construction Bank Corp., Class H	9,805,990	10,029,598
	China CSSC Holdings Ltd., Class A	11,600	55,282
	China CYTS Tours Holding Co. Ltd., Class A	22,500	30,785
	China Datang Corp. Renewable Power Co. Ltd., Class H	781,000	228,782
	China Design Group Co. Ltd., Class A	41,740	48,676
#Ω	China Development Bank Financial Leasing Co. Ltd., Class H	1,170,000	249,541
	China Dongxiang Group Co. Ltd.	1,171,000	67,951
Ω	China East Education Holdings Ltd.	336,500	348,418
*	China Eastern Airlines Corp. Ltd., Class H	478,000	172,223

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Education Group Holdings Ltd.	568,614	$200,541
	China Electronics Huada Technology Co. Ltd.	430,000	79,133
*	China Electronics Optics Valley Union Holding Co. Ltd.	956,000	31,570
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	1,266,000	209,124
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	493,027	177,333
	China Everbright Bank Co. Ltd., Class H	535,000	251,404
Ω	China Everbright Greentech Ltd.	296,000	34,245
#	China Everbright Ltd.	438,000	447,205
*	China Express Airlines Co. Ltd., Class A	44,800	51,744
Ω	China Feihe Ltd.	1,963,000	1,167,006
	China Film Group Co. Ltd., Class A	19,200	35,405
*	China First Heavy Industries Co. Ltd., Class A	76,800	30,685
	China Foods Ltd.	574,000	239,014
	China Galaxy Securities Co. Ltd., Class H	615,000	831,117
	China Gas Holdings Ltd.	1,341,766	1,409,389
#	China Gold International Resources Corp. Ltd. (2099 HK)	119,100	1,023,899
	China Great Wall Securities Co. Ltd., Class A	48,400	59,196
*	China Greatwall Technology Group Co. Ltd., Class A	15,000	31,401
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	42,600	51,067
	China Haisum Engineering Co. Ltd., Class A	14,200	20,687
*	China Harmony Auto Holding Ltd.	428,500	69,748
		Shares	Value»
CHINA — (Continued)
*	China Harzone Industry Corp. Ltd., Class A	13,700	$23,827
*	China High Speed Railway Technology Co. Ltd., Class A	99,600	38,242
#*	China High Speed Transmission Equipment Group Co. Ltd.	115,000	20,327
	China Huirong Financial Holdings Ltd.	84,000	6,641
#††	China Huiyuan Juice Group Ltd.	132,068	5,898
Ω	China International Capital Corp. Ltd., Class H	227,600	577,930
	China International Marine Containers Group Co. Ltd., Class H	393,750	422,892
	China Jinmao Holdings Group Ltd.	2,638,140	480,025
	China Jushi Co. Ltd., Class A	57,590	99,011
	China Kepei Education Group Ltd.	278,000	54,546
	China Kings Resources Group Co. Ltd., Class A	20,874	45,612
	China Leadshine Technology Co. Ltd., Class A	4,200	26,086
	China Lesso Group Holdings Ltd.	631,000	375,440
	China Life Insurance Co. Ltd., Class H	346,000	999,459
	China Lilang Ltd.	239,000	112,840
*Ω	China Literature Ltd.	150,000	589,482
*	China Longevity Group Co. Ltd.	30,000	38
	China Longyuan Power Group Corp. Ltd., Class H	472,000	425,622
*	China Maple Leaf Educational Systems Ltd.	256,000	12,026
	China Medical System Holdings Ltd.	615,000	1,044,212
	China Meheco Group Co. Ltd., Class A	36,520	55,950
	China Meidong Auto Holdings Ltd.	382,000	101,040

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Mengniu Dairy Co. Ltd.	1,102,000	$2,293,279
	China Merchants Bank Co. Ltd., Class H	1,055,598	6,849,926
	China Merchants Energy Shipping Co. Ltd., Class A	171,600	144,252
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	31,600	49,254
*	China Merchants Land Ltd.	652,000	22,362
	China Merchants Port Holdings Co. Ltd.	702,503	1,381,251
	China Merchants Property Operation & Service Co. Ltd., Class A	30,800	52,873
Ω	China Merchants Securities Co. Ltd., Class H	75,340	155,745
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	65,600	79,251
*††	China Metal Recycling Holdings Ltd.	130,581	0
	China Minsheng Banking Corp. Ltd., Class H	1,029,020	619,355
#	China Modern Dairy Holdings Ltd.	1,303,000	196,777
	China National Accord Medicines Corp. Ltd., Class A	17,600	62,242
	China National Chemical Engineering Co. Ltd., Class A	84,800	94,049
	China National Electric Apparatus Research Institute Co. Ltd., Class A	8,759	30,677
	China National Gold Group Gold Jewellery Co. Ltd., Class A	37,800	42,885
	China National Medicines Corp. Ltd., Class A	18,500	75,622
		Shares	Value»
CHINA — (Continued)
Ω	China New Higher Education Group Ltd.	711,964	$98,709
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	30,700	25,163
	China Nonferrous Mining Corp. Ltd.	761,000	739,381
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	15,010	78,196
*	China Nuclear Energy Technology Corp. Ltd.	418,000	25,751
*	China Oil & Gas Group Ltd.	2,890,000	58,501
	China Oilfield Services Ltd., Class H	978,000	868,590
	China Overseas Grand Oceans Group Ltd.	908,121	224,126
	China Overseas Land & Investment Ltd.	661,000	1,143,199
	China Overseas Property Holdings Ltd.	542,000	372,003
	China Pacific Insurance Group Co. Ltd., Class H	622,200	2,505,858
*††	China Properties Investment Holdings Ltd.	128,000	0
	China Publishing & Media Co. Ltd., Class A	36,200	33,865
	China Railway Group Ltd., Class H	764,000	384,392
	China Railway Hi-tech Industry Co. Ltd., Class A	48,500	61,154
	China Railway Materials Co. Ltd., Class A	63,900	23,676
Ω	China Railway Signal & Communication Corp. Ltd., Class H	479,000	209,404
	China Railway Tielong Container Logistics Co. Ltd., Class A	51,400	40,760
*	China Rare Earth Holdings Ltd.	717,200	63,954

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Reinsurance Group Corp., Class H	2,451,000	$425,452
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	25,041	73,541
	China Resources Gas Group Ltd.	480,000	1,215,026
	China Resources Land Ltd.	923,722	3,387,258
	China Resources Microelectronics Ltd., Class A	5,476	35,381
Ω	China Resources Mixc Lifestyle Services Ltd.	193,000	896,266
#*	China Ruyi Holdings Ltd.	1,680,000	671,630
*	China Sanjiang Fine Chemicals Co. Ltd.	345,000	77,297
	China Science Publishing & Media Ltd., Class A	6,000	16,458
*Ω	China Shengmu Organic Milk Ltd.	1,117,000	43,427
	China Shineway Pharmaceutical Group Ltd.	187,000	199,183
*	China Silver Group Ltd.	282,000	15,220
	China South Publishing & Media Group Co. Ltd., Class A	29,700	53,009
*	China Southern Airlines Co. Ltd., Class H	640,000	294,532
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	49,900	32,011
	China Southern Power Grid Technology Co. Ltd., Class A	4,803	22,040
	China Starch Holdings Ltd.	1,115,000	30,155
	China State Construction Development Holdings Ltd.	378,000	73,219
		Shares	Value»
CHINA — (Continued)
	China State Construction Engineering Corp. Ltd., Class A	568,800	$447,012
	China State Construction International Holdings Ltd.	1,012,000	1,550,375
#*	China Sunshine Paper Holdings Co. Ltd.	408,000	100,184
#	China Suntien Green Energy Corp. Ltd., Class H	566,000	302,365
	China Taiping Insurance Holdings Co. Ltd.	856,412	1,902,950
	China Testing & Certification International Group Co. Ltd., Class A	24,208	23,557
	China Tianying, Inc., Class A	94,800	56,456
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	14,900	107,666
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	6,844	61,683
Ω	China Tower Corp. Ltd., Class H	1,708,400	2,390,590
*	China TransInfo Technology Co. Ltd., Class A	24,900	36,867
#	China Travel International Investment Hong Kong Ltd.	1,018,000	239,373
	China Tungsten & Hightech Materials Co. Ltd., Class A	35,450	79,232
*	China Vanke Co. Ltd., Class H	555,538	352,481
	China Vered Financial Holding Corp. Ltd.	322,000	42,968
	China Water Affairs Group Ltd.	268,000	210,289
	China West Construction Group Co. Ltd., Class A	44,900	40,127
	China World Trade Center Co. Ltd., Class A	12,500	35,451
	China XD Electric Co. Ltd., Class A	72,400	65,861

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Yangtze Power Co. Ltd., Class A	164,353	$636,348
	China Yongda Automobiles Services Holdings Ltd.	630,000	179,464
#*Ω	China Youran Dairy Group Ltd.	679,000	319,353
*Ω	China Yuhua Education Corp. Ltd.	1,168,000	78,448
	China Zhenhua Group Science & Technology Co. Ltd., Class A	6,900	45,519
	China Zheshang Bank Co. Ltd., Class H	627,899	220,649
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	15,600	16,677
	Chinasoft International Ltd.	1,120,000	809,061
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	21,900	30,374
	Chongqing Changan Automobile Co. Ltd., Class A	129,612	231,264
	Chongqing Chuanyi Automation Co. Ltd., Class A	18,400	51,429
	Chongqing Department Store Co. Ltd., Class A	15,700	63,684
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	43,524	55,117
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	25,950	47,185
	Chongqing Gas Group Corp. Ltd., Class A	57,800	45,605
	Chongqing Machinery & Electric Co. Ltd., Class H	568,000	101,315
*	Chongqing Qianli Technology Co. Ltd., Class A	21,200	24,130
	Chongqing Road & Bridge Co. Ltd., Class A	22,600	20,205
		Shares	Value»
CHINA — (Continued)
	Chongqing Rural Commercial Bank Co. Ltd., Class H	599,000	$475,091
	Chongqing Taiji Industry Group Co. Ltd., Class A	9,400	31,542
	Chongqing Zhifei Biological Products Co. Ltd., Class A	12,100	40,277
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	12,100	39,311
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	36,400	46,384
	Chow Tai Fook Jewellery Group Ltd.	596,600	996,376
	Chow Tai Seng Jewellery Co. Ltd., Class A	30,150	54,253
	CIG Shanghai Co. Ltd., Class A	6,000	45,114
	CIMC Enric Holdings Ltd.	338,000	288,376
	Cisen Pharmaceutical Co. Ltd., Class A	14,000	58,306
*	CITIC Heavy Industries Co. Ltd., Class A	38,400	24,789
	CITIC Securities Co. Ltd., Class H	186,600	655,636
#*	Citychamp Watch & Jewellery Group Ltd.	560,000	26,972
*	ClouDr Group Ltd.	109,200	20,758
*	CMGE Technology Group Ltd.	800,000	51,868
	CMOC Group Ltd., Class H	1,074,000	1,219,133
	CMST Development Co. Ltd., Class A	52,300	42,744
*	CNFinance Holdings Ltd., ADR	10,667	7,731
	CNGR Advanced Material Co. Ltd., Class A	9,100	42,551
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	69,635	40,469
	CNOOC Energy Technology & Services Ltd., Class A	124,200	69,948

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	51,070	$55,663
*	COFCO Biotechnology Co. Ltd., Class A	37,000	30,078
	COFCO Capital Holdings Co. Ltd., Class A	20,400	34,639
*	COFCO Joycome Foods Ltd.	1,377,000	305,833
	COFCO Sugar Holding Co. Ltd., Class A	31,800	43,243
	Cofoe Medical Technology Co. Ltd., Class A	5,400	27,659
*	Comba Telecom Systems Holdings Ltd.	782,000	183,653
	Concord New Energy Group Ltd.	3,574,648	189,289
	Consun Pharmaceutical Group Ltd.	217,000	380,621
	Contec Medical Systems Co. Ltd., Class A	8,900	25,574
	Contemporary Amperex Technology Co. Ltd., Class A	63,270	2,316,427
	Continental Aerospace Technologies Holding Ltd.	1,469,171	26,847
#	COSCO SHIPPING Development Co. Ltd., Class H	1,812,000	269,817
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	592,000	480,876
	COSCO SHIPPING Holdings Co. Ltd., Class H	885,400	1,618,458
	COSCO SHIPPING International Hong Kong Co. Ltd.	140,000	102,663
	COSCO SHIPPING Ports Ltd.	678,059	474,821
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	44,400	41,209
*	COSCO SHIPPING Technology Co. Ltd., Class A	11,400	35,804
		Shares	Value»
CHINA — (Continued)
	Cosonic Intelligent Technologies Co. Ltd., Class A	8,600	$20,673
	CQ Pharmaceutical Holding Co. Ltd., Class A	83,000	60,895
*	Crazy Sports Group Ltd.	1,774,000	20,508
	CRRC Corp. Ltd., Class H	658,000	455,966
Ω	CSC Financial Co. Ltd., Class H	65,000	103,893
	CSG Holding Co. Ltd., Class A	83,834	55,643
	CSPC Pharmaceutical Group Ltd.	2,824,640	3,549,992
	CSSC Hong Kong Shipping Co. Ltd.	768,000	212,117
	CSSC Science & Technology Co. Ltd., Class A	14,700	25,736
	CTS International Logistics Corp. Ltd., Class A	55,500	48,405
*	CWT International Ltd.	960,000	23,989
*	Cybrid Technologies, Inc., Class A	12,500	19,452
*	Daan Gene Co. Ltd., Class A	43,920	42,424
	Dajin Heavy Industry Co. Ltd., Class A	7,200	31,909
	Dalian Bio-Chem Co. Ltd., Class A	10,701	29,142
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	34,500	29,700
#*	Dalipal Holdings Ltd.	66,000	45,488
#*	Damai Entertainment Holdings Ltd.	5,300,000	746,594
	Daqin Railway Co. Ltd., Class A	165,488	150,316
	Dashang Co. Ltd., Class A	17,689	47,997
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	28,093	67,508
	Dawnrays Pharmaceutical Holdings Ltd.	384,000	67,413
*	DBAPP Security Ltd., Class A	2,880	23,886
	DBG Technology Co. Ltd., Class A	5,900	22,503

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	DeHua TB New Decoration Materials Co. Ltd., Class A	37,700	$52,283
	Deppon Logistics Co. Ltd., Class A	21,800	47,091
*	Dezhan Healthcare Co. Ltd., Class A	80,300	54,082
	DHC Software Co. Ltd., Class A	13,200	16,961
	Dian Diagnostics Group Co. Ltd., Class A	24,754	55,251
	Digital China Group Co. Ltd., Class A	8,000	45,867
#	Digital China Holdings Ltd.	264,250	102,356
*	Digital China Information Service Group Co. Ltd., Class A	26,100	46,507
	Dirui Industrial Co. Ltd., Class A	7,100	14,380
	Do-Fluoride New Materials Co. Ltd., Class A	12,980	22,368
	Dong-E-E-Jiao Co. Ltd., Class A	7,400	53,097
	Dongfang Electric Corp. Ltd., Class H	66,600	156,300
	Dongfang Electronics Co. Ltd., Class A	17,300	24,594
	DongFeng Automobile Co. Ltd., Class A	26,000	25,794
	Dongfeng Motor Group Co. Ltd., Class H	1,130,000	679,930
	Dongguan Aohai Technology Co. Ltd., Class A	5,500	30,054
	Dongguan Development Holdings Co. Ltd., Class A	31,100	47,546
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	3,385	44,822
	Dongguan Rural Commercial Bank Co. Ltd., Class H	23,000	10,968
	Dongguan Yutong Optical Technology Co. Ltd., Class A	7,800	24,380
	Donghua Testing Technology Co. Ltd., Class A	4,600	24,724
		Shares	Value»
CHINA — (Continued)
*	Dongjiang Environmental Co. Ltd., Class H	77,000	$25,641
	Dongxing Securities Co. Ltd., Class A	43,400	67,093
	Dongyue Group Ltd.	638,000	843,272
	DouYu International Holdings Ltd., ADR	6,527	56,522
*	DPC Dash Ltd.	19,500	210,466
	Dynagreen Environmental Protection Group Co. Ltd., Class H	161,000	103,972
	Eaglerise Electric & Electronic China Co. Ltd., Class A	10,500	23,574
	East Money Information Co. Ltd., Class A	82,283	264,783
	Eastcompeace Technology Co. Ltd., Class A	9,200	31,650
*	Easyhome New Retail Group Co. Ltd., Class A	141,300	58,247
	Ecovacs Robotics Co. Ltd., Class A	3,800	41,986
	Edan Instruments, Inc., Class A	15,000	27,222
	Edifier Technology Co. Ltd., Class A	24,400	44,454
	Edvantage Group Holdings Ltd.	226,549	47,648
	EEKA Fashion Holdings Ltd.	159,000	137,552
	Electric Connector Technology Co. Ltd., Class A	6,300	42,498
*††	Elion Energy Co. Ltd., Class A	106,600	1,037
	ENN Energy Holdings Ltd.	213,900	1,743,288
	Eoptolink Technology, Inc. Ltd., Class A	5,992	156,001
	Era Co. Ltd., Class A	69,500	40,447
	Espressif Systems Shanghai Co. Ltd., Class A	1,185	26,571
	Essex Bio-technology Ltd.	144,000	94,376
	Eternal Asia Supply Chain Management Ltd., Class A	49,200	30,583
	EVA Precision Industrial Holdings Ltd.	672,000	65,282

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Eve Energy Co. Ltd., Class A	15,115	$92,686
	Ever Sunshine Services Group Ltd.	346,000	91,330
#Ω	Everbright Securities Co. Ltd., Class H	61,600	82,054
	Excellence Commercial Property & Facilities Management Group Ltd.	129,000	23,887
	Explosive Co. Ltd., Class A	13,300	25,806
	Eyebright Medical Technology Beijing Co. Ltd., Class A	2,247	24,095
	Fangda Carbon New Material Co. Ltd., Class A	73,149	48,633
	Fangda Special Steel Technology Co. Ltd., Class A	67,896	55,153
	Far East Smarter Energy Co. Ltd., Class A	54,700	42,025
*	Farasis Energy Gan Zhou Co. Ltd., Class A	17,709	39,332
	FAW Jiefang Group Co. Ltd., Class A	20,500	19,807
	FAWER Automotive Parts Co. Ltd., Class A	73,300	60,418
	Feilong Auto Components Co. Ltd., Class A	19,500	46,302
	Fengzhushou Co. Ltd., Class A	5,590	26,307
	Ferrotec Anhui Technology Development Co. Ltd., Class A	1,500	8,334
	FESCO Group Co. Ltd., Class A	17,100	49,844
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	14,400	44,842
*	Fibocom Wireless, Inc., Class A	11,880	43,256
*	FIH Mobile Ltd.	138,600	247,064
*	Financial Street Holdings Co. Ltd., Class A	86,800	35,324
		Shares	Value»
CHINA — (Continued)
	FinVolution Group, ADR	79,604	$683,798
	First Capital Securities Co. Ltd., Class A	29,400	30,168
	First Tractor Co. Ltd., Class H	150,000	135,399
	Flat Glass Group Co. Ltd., Class H	176,000	228,261
	Focus Lightings Tech Co. Ltd., Class A	16,100	28,044
	Focus Media Information Technology Co. Ltd., Class A	158,300	164,713
	Focused Photonics Hangzhou, Inc., Class A	13,300	35,260
	Focuslight Technologies, Inc., Class A	2,301	27,255
	Foryou Corp., Class A	11,804	48,530
	Foshan Electrical & Lighting Co. Ltd., Class A	27,000	24,106
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	41,811	222,497
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	13,700	17,524
*	Foshan Yowant Technology Co. Ltd., Class A	29,400	27,879
*	Founder Holdings Ltd.	390,000	48,075
	Founder Securities Co. Ltd., Class A	44,600	50,195
	Foxconn Industrial Internet Co. Ltd., Class A	138,200	660,117
	Friend Co. Ltd., Class A	15,400	36,750
	Fu Shou Yuan International Group Ltd.	661,000	303,776
	Fufeng Group Ltd.	1,005,000	1,109,588
*††	Fuguiniao Co. Ltd.	51,000	0
	Fujian Apex Software Co. Ltd., Class A	2,600	15,049
	Fujian Boss Software Development Co. Ltd., Class A	16,899	35,708
	Fujian Foxit Software Development JSC Ltd., Class A	2,449	27,557

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fujian Kuncai Material Technology Co. Ltd., Class A	5,600	$15,055
	Fujian Longking Co. Ltd., Class A	30,100	50,167
	Fujian Qingshan Paper Industry Co. Ltd., Class A	60,000	18,901
	Fujian Star-net Communication Co. Ltd., Class A	11,900	43,831
	Fujian Sunner Development Co. Ltd., Class A	30,500	67,537
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	13,100	24,132
	Fujian Yuanli Active Carbon Co. Ltd., Class A	10,900	22,765
	Fulin Precision Co. Ltd., Class A	17,220	29,910
	Fushun Special Steel Co. Ltd., Class A	57,700	45,105
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	177,600	1,280,420
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	3,100	24,932
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	90,360	299,937
	Gansu Shangfeng Cement Co. Ltd., Class A	44,600	54,107
	Gansu Yasheng Industrial Group Co. Ltd., Class A	36,900	15,313
	Gaona Aero Material Co. Ltd., Class A	9,320	22,457
	Gaush Meditech Ltd.	7,700	7,608
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,300	61,255
	GCL Energy Technology Co. Ltd., Class A	33,500	56,456
*	GCL New Energy Holdings Ltd.	278,000	15,352
*	GDS Holdings Ltd. (9698 HK), Class A	200,600	904,052
#*	GDS Holdings Ltd. (GDS US), ADR	15,269	550,753
		Shares	Value»
CHINA — (Continued)
	Geely Automobile Holdings Ltd.	1,234,000	$2,767,884
	GEM Co. Ltd., Class A	76,200	68,173
*	Gemdale Corp., Class A	53,200	27,758
#*	Gemdale Properties & Investment Corp. Ltd.	3,508,000	127,440
	GemPharmatech Co. Ltd., Class A	10,762	23,801
*	Genimous Technology Co. Ltd., Class A	21,600	26,501
	Geovis Technology Co. Ltd., Class A	5,687	28,774
	Getein Biotech, Inc., Class A	15,288	18,346
	GF Securities Co. Ltd., Class H	191,400	417,903
	GHW International	20,000	3,867
#Ω	Giant Biogene Holding Co. Ltd.	102,800	733,040
	Giantec Semiconductor Corp., Class A	3,119	32,059
	Ginlong Technologies Co. Ltd., Class A	7,700	60,604
	Glarun Technology Co. Ltd., Class A	9,000	37,823
#*	Global New Material International Holdings Ltd.	23,000	15,091
	GoerTek, Inc., Class A	42,500	135,056
	Goke Microelectronics Co. Ltd., Class A	2,800	32,478
Ω	Golden Throat Holdings Group Co. Ltd.	20,500	12,291
	Goldenmax International Group Ltd., Class A	25,200	41,918
	Goldpac Group Ltd.	138,000	16,086
	Goldwind Science & Technology Co. Ltd., Class H	329,858	292,808
	Goneo Group Co. Ltd., Class A	8,624	56,462
	Goodbaby International Holdings Ltd.	381,000	53,112
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	4,471	25,877
	Gotion High-tech Co. Ltd., Class A	17,800	72,164

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Grandblue Environment Co. Ltd., Class A	18,190	$67,586
*	Grandjoy Holdings Group Co. Ltd., Class A	54,400	22,773
	Great Wall Motor Co. Ltd., Class H	685,000	1,117,871
	Gree Electric Appliances, Inc. of Zhuhai, Class A	49,800	315,519
	Greentown China Holdings Ltd.	542,000	681,745
#Ω	Greentown Management Holdings Co. Ltd.	329,000	119,439
	Greentown Service Group Co. Ltd.	700,000	426,214
	GRG Banking Equipment Co. Ltd., Class A	20,100	36,892
	GRG Metrology & Test Group Co. Ltd., Class A	11,100	26,397
	Grinm Advanced Materials Co. Ltd., Class A	5,900	15,354
	Guangdong Advertising Group Co. Ltd., Class A	16,100	17,590
	Guangdong Aofei Data Technology Co. Ltd., Class A	12,499	36,052
	Guangdong Construction Engineering Group Co. Ltd., Class A	144,400	73,539
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	18,200	20,952
*	Guangdong DFP New Material Group Co. Ltd.	59,200	34,049
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	31,100	61,013
	Guangdong Dongpeng Holdings Co. Ltd., Class A	28,000	23,095
	Guangdong Dowstone Technology Co. Ltd., Class A	17,400	41,157
		Shares	Value»
CHINA — (Continued)
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	33,300	$49,218
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	24,000	46,338
	Guangdong Goworld Co. Ltd., Class A	8,000	14,393
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	12,700	19,680
	Guangdong Guangzhou Daily Media Co. Ltd., Class A	35,300	35,895
	Guangdong Guanhao High-Tech Co. Ltd., Class A	57,300	24,809
	Guangdong Haid Group Co. Ltd., Class A	27,000	211,791
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	35,600	60,247
	Guangdong Huate Gas Co. Ltd., Class A	2,904	20,857
	Guangdong Investment Ltd.	854,000	760,137
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	9,552	29,281
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	14,300	43,928
*	Guangdong Land Holdings Ltd.	164,822	5,381
	Guangdong Provincial Expressway Development Co. Ltd., Class A	43,621	74,861
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	26,300	26,726
	Guangdong Sirio Pharma Co. Ltd., Class A	6,929	22,031
	Guangdong South New Media Co. Ltd., Class A	8,000	45,577

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Guangdong TCL Smart Home Appliances Co. Ltd.	18,600	$26,189
*	Guangdong Topstar Technology Co. Ltd., Class A	3,000	13,769
	Guangdong Vanward New Electric Co. Ltd., Class A	31,885	51,750
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	26,900	55,073
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	91,500	37,873
	Guangshen Railway Co. Ltd., Class H	655,500	163,443
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	18,000	54,748
	Guangxi Liugong Machinery Co. Ltd., Class A	34,950	51,961
	Guangxi LiuYao Group Co. Ltd., Class A	11,600	29,065
	Guangxi Wuzhou Communications Co. Ltd., Class A	53,625	31,911
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	143,400	54,139
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	7,500	22,185
#	Guangzhou Automobile Group Co. Ltd., Class H	680,836	275,118
	Guangzhou Baiyun International Airport Co. Ltd., Class A	38,600	50,018
	Guangzhou Development Group, Inc., Class A	53,000	46,733
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	5,300	18,913
	Guangzhou Haige Communications Group, Inc. Co., Class A	13,800	25,341
	Shares	Value»
CHINA — (Continued)
Guangzhou Haoyang Electronic Co. Ltd., Class A	6,300	$31,204
Guangzhou KDT Machinery Co. Ltd., Class A	13,557	30,322
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,300	31,249
Guangzhou Lingnan Group Holdings Co. Ltd., Class A	12,700	21,649
Guangzhou Port Co. Ltd., Class A	46,700	21,394
Guangzhou Restaurant Group Co. Ltd., Class A	18,220	40,020
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,000	38,874
Guangzhou Sie Consulting Co. Ltd., Class A	7,600	32,072
Guangzhou Tinci Materials Technology Co. Ltd., Class A	20,960	54,871
Guangzhou Wondfo Biotech Co. Ltd., Class A	14,980	49,687
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	37,746	38,444
Guangzhou Zhiguang Electric Co. Ltd., Class A	25,000	21,489
Guilin Layn Natural Ingredients Corp., Class A	22,200	25,444
Guilin Sanjin Pharmaceutical Co. Ltd., Class A	13,300	27,839
Guizhou Chanhen Chemical Corp., Class A	8,800	30,056
Guizhou Gas Group Corp. Ltd., Class A	34,900	33,213
Guizhou Guihang Automotive Components Co. Ltd., Class A	11,100	23,644
Guizhou Sanli Pharmaceutical Co. Ltd., Class A	12,500	23,414

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guizhou Tyre Co. Ltd., Class A	67,600	$42,465
*	Guizhou Zhenhua E-chem, Inc., Class A	19,943	38,016
	Guocheng Mining Co. Ltd., Class A	12,100	23,317
*	Guoguang Electric Co. Ltd., Class A	11,900	25,405
	Guomai Technologies, Inc., Class A	14,400	24,218
	Guosen Securities Co. Ltd., Class A	49,412	90,941
*	Guosheng Financial Holding, Inc., Class A	18,930	40,051
Ω	Guotai Haitong Securities Co. Ltd., Class H	375,904	811,475
	Guoyuan Securities Co. Ltd., Class A	50,550	59,604
#	Gushengtang Holdings Ltd.	56,000	255,150
	H World Group Ltd. (1179 HK)	380,500	1,187,617
#*Ω	Haichang Ocean Park Holdings Ltd.	547,000	54,499
Ω	Haidilao International Holding Ltd.	405,000	717,942
	Haier Smart Home Co. Ltd. (600690 C1), Class A	40,200	138,457
	Haier Smart Home Co. Ltd. (6690 HK), Class H	693,799	2,185,728
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,380	18,962
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	4,600	27,603
*	Hainan Haide Capital Management Co. Ltd., Class A	36,015	32,576
	Hainan Jinpan Smart Technology Co. Ltd., Class A	7,055	37,005
*	Hainan Meilan International Airport Co. Ltd., Class H	103,000	141,285
	Hainan Mining Co. Ltd., Class A	24,200	26,614
	Hainan Strait Shipping Co. Ltd., Class A	87,900	99,249
		Shares	Value»
CHINA — (Continued)
	Haisco Pharmaceutical Group Co. Ltd., Class A	4,600	$35,511
	Haitian International Holdings Ltd.	305,000	826,780
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	622,000	66,489
	Hangcha Group Co. Ltd., Class A	17,580	51,613
	Hangxiao Steel Structure Co. Ltd., Class A	94,600	34,783
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	41,000	56,791
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,500	21,050
	Hangzhou Dptech Technologies Co. Ltd., Class A	9,900	23,662
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	5,800	18,151
	Hangzhou First Applied Material Co. Ltd., Class A	27,172	55,137
	Hangzhou GreatStar Industrial Co. Ltd.	15,700	67,612
	Hangzhou Greenda Electronic Materials Co. Ltd., Class A	5,800	21,213
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	7,420	40,303
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	2,232	21,965
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	28,440	35,626
*	Hangzhou Iron & Steel Co., Class A	38,300	47,204
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	10,144	34,632
	Hangzhou Onechance Tech Corp., Class A	6,100	21,374

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	19,100	$58,099
	Hangzhou Robam Appliances Co. Ltd., Class A	17,700	46,867
*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	11,000	23,830
	Hangzhou Shunwang Technology Co. Ltd., Class A	5,700	15,442
	Hangzhou Sunrise Technology Co. Ltd., Class A	19,500	42,496
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	43,300	307,356
	Hangzhou Weiguang Electronic Co. Ltd., Class A	5,200	23,822
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	11,200	24,111
	Han's Laser Technology Industry Group Co. Ltd., Class A	6,600	24,694
Ω	Hansoh Pharmaceutical Group Co. Ltd.	160,000	718,827
	Haohua Chemical Science & Technology Co. Ltd., Class A	5,600	19,946
*Ω	Harbin Bank Co. Ltd., Class H	873,000	47,868
	Harbin Boshi Automation Co. Ltd., Class A	17,661	39,734
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	23,700	37,979
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	55,500	28,529
*	Harbin Pharmaceutical Group Co. Ltd., Class A	111,900	62,853
	HBIS Resources Co. Ltd., Class A	28,400	54,558
	Health & Happiness H&H International Holdings Ltd.	96,500	140,676
		Shares	Value»
CHINA — (Continued)
*	Hebei Construction Group Corp. Ltd., Class H	180,000	$12,399
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	1,960	14,524
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	22,700	67,037
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	18,667	32,035
	Hefei Meiya Optoelectronic Technology, Inc., Class A	17,700	41,492
	Hefei Urban Construction Development Co. Ltd., Class A	25,800	24,647
	Heilongjiang Agriculture Co. Ltd., Class A	31,000	64,509
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	21,200	38,364
	Hello Group, Inc., Sponsored ADR	68,471	563,516
	Henan Liliang Diamond Co. Ltd., Class A	12,100	49,587
	Henan Lingrui Pharmaceutical Co., Class A	18,774	59,298
	Henan Mingtai Al Industrial Co. Ltd., Class A	41,100	70,410
	Henan Pinggao Electric Co. Ltd., Class A	18,100	39,378
	Henan Shuanghui Investment & Development Co. Ltd., Class A	37,559	128,827
	Henan Thinker Automatic Equipment Co. Ltd., Class A	11,480	46,072
*	Henan Yicheng New Energy Co. Ltd., Class A	49,700	30,099
	Henan Yuguang Gold & Lead Co. Ltd., Class A	40,100	45,407

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Zhongyuan Expressway Co. Ltd., Class A	59,500	$37,444
	Hengan International Group Co. Ltd.	349,000	1,042,604
	Hengbao Co. Ltd., Class A	22,300	61,456
*	Hengdeli Holdings Ltd.	467,309	7,448
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	37,500	80,113
	Hengdian Group Tospo Lighting Co. Ltd., Class A	12,900	21,823
	Hengli Petrochemical Co. Ltd., Class A	110,300	236,577
	Hengtong Logistics Co. Ltd., Class A	15,800	21,414
	Hengtong Optic-electric Co. Ltd., Class A	35,000	77,343
	Hengyi Petrochemical Co. Ltd., Class A	47,720	39,680
*	Hesai Group, ADR	9,350	177,650
	Hesteel Co. Ltd., Class A	227,100	75,636
	Hexing Electrical Co. Ltd., Class A	10,300	38,243
	HG Technologies Co. Ltd., Class A	8,200	22,276
*	Hi Sun Technology China Ltd.	1,011,000	68,103
	Hisense Home Appliances Group Co. Ltd., Class H	165,000	473,173
	Hisense Visual Technology Co. Ltd., Class A	17,700	55,863
	Hitevision Co. Ltd., Class A	6,500	22,372
	Hithink RoyalFlush Information Network Co. Ltd., Class A	4,088	160,430
	HLA Group Corp. Ltd., Class A	102,200	96,726
	HMT Xiamen New Technical Materials Co. Ltd., Class A	4,100	25,699
*	HNA Technology Co. Ltd., Class A	64,900	34,557
*	Homeland Interactive Technology Ltd.	136,000	20,524
	Hongfa Technology Co. Ltd., Class A	11,900	40,508
*	Honghua Group Ltd.	1,396,000	43,865
		Shares	Value»
CHINA — (Continued)
	Hongli Zhihui Group Co. Ltd., Class A	29,100	$27,293
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	57,500	26,055
	Hongta Securities Co. Ltd., Class A	18,100	21,761
*	Hongyuan Green Energy Co. Ltd., Class A	12,590	33,832
*	Hopson Development Holdings Ltd.	605,362	291,455
	Horizon Construction Development Ltd.	621,000	90,400
	Hoshine Silicon Industry Co. Ltd., Class A	8,700	63,596
	Hoymiles Power Electronics, Inc., Class A	1,254	17,773
#Ω	Hua Hong Semiconductor Ltd.	194,000	998,838
	Huaan Securities Co. Ltd., Class A	23,080	19,397
	Huada Automotive Technology Corp. Ltd., Class A	5,500	27,529
	Huadian Heavy Industries Co. Ltd., Class A	33,500	29,936
	Huadong Medicine Co. Ltd., Class A	20,400	125,722
	Huafon Chemical Co. Ltd., Class A	64,300	66,998
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	31,600	37,941
	Huafu Fashion Co. Ltd., Class A	28,400	18,378
	Huagong Tech Co. Ltd., Class A	6,900	48,248
	Huaihe Energy Group Co. Ltd., Class A	52,300	25,588
*	Huakai Yibai Technology Co. Ltd., Class A	14,500	22,569
	Hualan Biological Engineering, Inc., Class A	23,400	53,892
	Huaming Power Equipment Co. Ltd., Class A	25,500	62,286

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huangshan Novel Co. Ltd., Class A	19,300	$31,139
	Huangshan Tourism Development Co. Ltd., Class A	21,000	33,827
#*	Huanxi Media Group Ltd.	380,000	17,502
*	Huapont Life Sciences Co. Ltd., Class A	86,950	52,854
Ω	Huatai Securities Co. Ltd., Class H	207,200	476,886
	Huatu Cendes Co. Ltd., Class A	2,380	21,901
	Huaxi Securities Co. Ltd., Class A	29,000	40,328
	Huaxia Bank Co. Ltd., Class A	176,536	194,974
	Huayu Automotive Systems Co. Ltd., Class A	70,100	170,912
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	103,700	22,004
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	33,100	25,040
	Hubei Chutian Smart Communication Co. Ltd., Class A	54,900	32,544
*	Hubei Dinglong Co. Ltd., Class A	7,000	27,527
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	3,650	42,732
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	20,800	77,529
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	26,100	89,670
	Hubei Yihua Chemical Industry Co. Ltd., Class A	24,600	46,364
	Hubei Zhenhua Chemical Co. Ltd., Class A	18,620	36,874
	Huishang Bank Corp. Ltd., Class H	123,900	52,023
#*Ω	Huitongda Network Co. Ltd., Class H	11,000	19,339
*	Huizhou CEE Technology, Inc., Class A	16,600	28,114
		Shares	Value»
CHINA — (Continued)
	Huizhou Desay Sv Automotive Co. Ltd., Class A	6,000	$84,464
	Hunan Aihua Group Co. Ltd., Class A	14,000	30,918
	Hunan Corun New Energy Co. Ltd., Class A	34,200	26,871
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	99,500	64,556
	Hunan Gold Corp. Ltd., Class A	19,580	48,285
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	17,000	43,501
*	Hunan Kaimeite Gases Co. Ltd., Class A	22,000	36,008
*	Hunan New Wellful Co. Ltd., Class A	49,800	43,022
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	55,700	59,596
	Hunan Valin Steel Co. Ltd., Class A	148,900	116,992
	Hunan Zhongke Electric Co. Ltd., Class A	14,900	33,589
	Hundsun Technologies, Inc., Class A	6,000	30,049
	HUYA, Inc., ADR	39,605	133,073
*Ω	Hygeia Healthcare Holdings Co. Ltd.	169,200	367,681
*	Hymson Laser Technology Group Co. Ltd., Class A	8,008	34,439
*	Hytera Communications Corp. Ltd., Class A	26,500	43,256
*	HyUnion Holding Co. Ltd., Class A	44,700	60,796
*	IAT Automobile Technology Co. Ltd., Class A	15,900	25,465
#*Ω	iDreamSky Technology Holdings Ltd.	348,800	56,266
	IEIT Systems Co. Ltd., Class A	8,400	64,840
	Iflytek Co. Ltd., Class A	6,300	42,605
	IKD Co. Ltd., Class A	31,100	74,712

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	I-Mab, Sponsored ADR	18,909	$38,007
*Ω	IMAX China Holding, Inc.	66,100	71,242
	Imeik Technology Development Co. Ltd., Class A	2,980	76,618
	Industrial & Commercial Bank of China Ltd., Class H	7,836,017	6,004,150
	Industrial Bank Co. Ltd., Class A	283,145	889,909
	Industrial Securities Co. Ltd., Class A	63,160	57,002
	Infore Environment Technology Group Co. Ltd., Class A	49,800	45,883
#*Ω	Ingdan, Inc.	313,000	78,370
	Ingenic Semiconductor Co. Ltd., Class A	2,200	20,304
	Inkeverse Group Ltd.	276,000	44,450
*	INKON Life Technology Co. Ltd., Class A	14,100	19,887
	Inmyshow Digital Technology Group Co. Ltd., Class A	48,600	34,302
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	184,320	68,848
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	5,400	33,626
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	40,800	99,075
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	66,400	252,768
*Ω	InnoCare Pharma Ltd.	156,000	357,415
*Ω	Innovent Biologics, Inc.	49,500	612,716
	Innuovo Technology Co. Ltd., Class A	20,400	31,355
*	Insigma Technology Co. Ltd., Class A	18,700	24,324
	Inspur Digital Enterprise Technology Ltd.	216,000	286,426
	Intco Medical Technology Co. Ltd., Class A	14,680	69,906
	Intron Technology Holdings Ltd.	97,000	18,143
		Shares	Value»
CHINA — (Continued)
#*	iQIYI, Inc., ADR	283,378	$521,416
	iRay Group, Class A	1,803	21,361
	IReader Technology Co. Ltd., Class A	10,100	29,101
*	IRICO Display Devices Co. Ltd., Class A	66,900	57,059
*	IVD Medical Holding Ltd.	205,000	126,954
*	J&T Global Express Ltd.	654,800	861,359
*	JA Solar Technology Co. Ltd., Class A	69,401	106,441
	Jade Bird Fire Co. Ltd., Class A	34,380	49,722
	Jafron Biomedical Co. Ltd., Class A	11,000	36,067
	Jangho Group Co. Ltd., Class A	44,600	48,642
	Jason Furniture Hangzhou Co. Ltd., Class A	19,870	70,007
	JCET Group Co. Ltd., Class A	30,500	148,110
	JCHX Mining Management Co. Ltd., Class A	8,600	56,401
*Ω	JD Health International, Inc.	180,600	1,154,835
*Ω	JD Logistics, Inc.	652,300	1,130,447
	JD.com, Inc. (9618 HK), Class A	451,547	7,117,253
*Ω	Jenscare Scientific Co. Ltd., Class H	9,600	11,497
#	JF SmartInvest Holdings Ltd.	21,000	139,028
	Jia Yao Holdings Ltd.	49,000	16,916
	Jiajiayue Group Co. Ltd., Class A	15,100	22,357
	Jiang Su Suyan Jingshen Co. Ltd., Class A	33,200	48,341
	Jiangling Motors Corp. Ltd., Class A	21,700	63,669
	Jiangsu Ankura Intelligent Power Co. Ltd., Class A	5,600	26,598
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	18,800	15,412
	Jiangsu Azure Corp., Class A	20,800	41,596

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	8,100	$29,114
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	4,900	27,415
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	55,900	27,639
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	22,900	42,384
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	73,447	75,401
	Jiangsu Cnano Technology Co. Ltd., Class A	4,756	27,651
*	Jiangsu Dagang Co. Ltd., Class A	24,900	48,229
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	44,100	56,397
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	29,300	36,321
	Jiangsu Expressway Co. Ltd., Class H	268,000	328,621
	Jiangsu Financial Leasing Co. Ltd., Class A	95,900	77,046
*	Jiangsu General Science Technology Co. Ltd., Class A	57,300	36,959
	Jiangsu Gian Technology Co. Ltd., Class A	6,000	35,665
	Jiangsu Guomao Reducer Co. Ltd., Class A	11,280	23,155
	Jiangsu Guotai International Group Co. Ltd., Class A	53,800	54,364
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	7,426	75,875
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	19,600	21,161
		Shares	Value»
CHINA — (Continued)
	Jiangsu Hongdou Industrial Co. Ltd., Class A	74,500	$22,613
	Jiangsu Hongtian Technology Co. Ltd., Class A	6,300	26,083
*	Jiangsu Hoperun Software Co. Ltd., Class A	3,000	22,021
	Jiangsu Huachang Chemical Co. Ltd., Class A	41,100	38,908
	Jiangsu Huaxicun Co. Ltd., Class A	24,600	24,372
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	83,500	54,057
	Jiangsu Jibeier Pharmaceutical Co. Ltd., Class A	5,945	28,358
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	10,000	41,295
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	24,600	60,256
	Jiangsu Leili Motor Co. Ltd., Class A	4,340	27,727
	Jiangsu Lianyungang Port Co. Ltd., Class A	46,500	38,263
	Jiangsu Lihua Foods Group Co. Ltd.	25,314	67,992
	Jiangsu Linyang Energy Co. Ltd., Class A	81,100	65,019
*	Jiangsu Lopal Tech Co. Ltd., Class A	12,500	24,158
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	7,080	30,967
	Jiangsu Olive Sensors High-Tech Co. Ltd., Class A	20,700	22,021
	Jiangsu Pacific Quartz Co. Ltd., Class A	15,300	74,259
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	16,600	25,175
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	48,000	64,711

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	28,600	$26,643
	Jiangsu Shagang Co. Ltd., Class A	35,700	29,466
	Jiangsu Shemar Electric Co. Ltd., Class A	6,700	26,411
	Jiangsu Shentong Valve Co. Ltd., Class A	14,000	26,458
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	49,800	39,111
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	10,500	26,692
*	Jiangsu Sopo Chemical Co., Class A	27,700	31,149
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	74,800	55,465
	Jiangsu ToLand Alloy Co. Ltd., Class A	11,440	39,081
*	Jiangsu Transimage Technology Co. Ltd., Class A	9,200	22,873
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	10,000	56,650
	Jiangsu Yangnong Chemical Co. Ltd., Class A	8,340	76,377
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	30,500	21,116
	Jiangsu Yoke Technology Co. Ltd., Class A	4,300	32,894
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	13,300	64,383
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	90,800	56,489
	Jiangsu Zhongtian Technology Co. Ltd., Class A	56,800	109,142
		Shares	Value»
CHINA — (Continued)
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	160,900	$67,028
*	Jiangsu Zongyi Co. Ltd., Class A	29,600	22,077
	Jiangxi Bank Co. Ltd., Class H	339,000	29,773
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	19,200	29,153
	Jiangxi Copper Co. Ltd., Class H	422,000	843,464
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	27,700	38,584
	Jiangxi Guotai Group Co. Ltd., Class A	27,500	49,325
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	17,800	24,258
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	14,400	33,473
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	11,600	29,518
	Jiangzhong Pharmaceutical Co. Ltd., Class A	20,600	62,570
	Jianmin Pharmaceutical Group Co. Ltd., Class A	3,600	20,807
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	41,600	48,023
	Jiayou International Logistics Co. Ltd., Class A	28,092	43,291
	Jihua Group Corp. Ltd., Class A	55,400	31,158
*	Jilin Chemical Fibre, Class A	59,600	33,440
#††	Jinchuan Group International Resources Co. Ltd.	1,052,000	64,326
	Jinduicheng Molybdenum Co. Ltd., Class A	54,200	96,835
	Jinghua Pharmaceutical Group Co. Ltd., Class A	24,600	26,655

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jingjin Equipment, Inc., Class A	20,420	$44,278
	Jinhong Gas Co. Ltd., Class A	16,136	39,431
*	Jinke Smart Services Group Co. Ltd., Class H	66,000	56,876
#	JinkoSolar Holding Co. Ltd., ADR	19,326	424,012
	Jinlei Technology Co. Ltd., Class A	9,500	28,055
	Jinyu Bio-Technology Co. Ltd., Class A	19,800	23,576
	Jinzai Food Group Co. Ltd., Class A	13,000	22,765
Ω	Jiumaojiu International Holdings Ltd.	636,000	229,327
	Jiuzhitang Co. Ltd., Class A	10,500	16,683
	JL Mag Rare-Earth Co. Ltd. (300748 C2), Class A	8,920	33,845
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	16,400	38,511
	JNBY Design Ltd.	94,000	222,597
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	46,400	81,756
	Joinn Laboratories China Co. Ltd., Class A	11,708	51,697
Ω	Joinn Laboratories China Co. Ltd., Class H	29,400	89,306
	Jointo Energy Investment Co. Ltd. Hebei, Class A	25,500	25,341
	Jointown Pharmaceutical Group Co. Ltd., Class A	105,761	78,708
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	28,400	23,905
	Jones Tech PLC, Class A	7,000	29,077
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	10,000	26,111
*	Joy City Property Ltd.	2,264,000	106,711
	Joyoung Co. Ltd., Class A	28,300	39,514
		Shares	Value»
CHINA — (Continued)
	JS Corrugating Machinery Co. Ltd., Class A	12,700	$20,301
#*Ω	JS Global Lifestyle Co. Ltd.	506,500	113,511
	JSTI Group, Class A	22,300	29,719
*	Ju Teng International Holdings Ltd.	412,000	65,468
	Juewei Food Co. Ltd., Class A	26,300	55,428
	Juneyao Airlines Co. Ltd., Class A	42,100	71,507
	Jutal Offshore Oil Services Ltd.	338,000	27,938
	Jutze Intelligent Technology Co. Ltd., Class A	9,000	23,659
*Ω	JW Cayman Therapeutics Co. Ltd.	61,500	40,513
*	JY Grandmark Holdings Ltd.	13,000	492
	Kaishan Group Co. Ltd., Class A	24,500	46,167
	Kangji Medical Holdings Ltd.	145,000	155,529
*	KBC Corp. Ltd., Class A	4,429	16,272
	Keboda Technology Co. Ltd., Class A	4,100	29,536
	Keda Industrial Group Co. Ltd., Class A	26,600	39,226
	KEDE Numerical Control Co. Ltd., Class A	2,610	20,821
	Kehua Data Co. Ltd., Class A	4,700	27,502
	Keshun Waterproof Technologies Co. Ltd., Class A	40,400	29,662
	Kidswant Children Products Co. Ltd., Class A	19,800	36,871
	Kingboard Holdings Ltd.	330,900	1,185,326
	Kingboard Laminates Holdings Ltd.	474,473	609,197
	KingClean Electric Co. Ltd., Class A	13,020	41,596
*	Kingdee International Software Group Co. Ltd.	91,000	211,212
	Kingfa Sci & Tech Co. Ltd., Class A	41,600	72,846
	Kingnet Network Co. Ltd., Class A	31,200	79,392

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kingsoft Corp. Ltd.	270,600	$1,230,487
	Konfoong Materials International Co. Ltd., Class A	3,300	31,679
	KPC Pharmaceuticals, Inc., Class A	13,400	27,234
*Ω	Kuaishou Technology	546,800	5,338,983
	Kuangda Technology Group Co. Ltd., Class A	42,700	30,055
	Kunlun Energy Co. Ltd.	1,750,000	1,685,863
*	Kunlun Tech Co. Ltd., Class A	3,300	16,422
	Kunshan Huguang Auto Harness Co. Ltd., Class A	6,000	27,399
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	6,800	30,388
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	11,100	24,610
	Lakala Payment Co. Ltd., Class A	9,600	35,718
	Lancy Co. Ltd., Class A	6,700	16,380
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	18,400	19,673
	Lao Feng Xiang Co. Ltd., Class A	6,600	43,141
	Laobaixing Pharmacy Chain JSC, Class A	24,715	66,991
	Launch Tech Co. Ltd., Class H	62,500	93,575
	LB Group Co. Ltd., Class A	49,500	117,084
#	Lee & Man Paper Manufacturing Ltd.	684,000	226,640
	Lee's Pharmaceutical Holdings Ltd.	163,500	41,350
*Ω	Legend Holdings Corp., Class H	333,000	422,453
	Lenovo Group Ltd.	2,844,000	3,646,716
	Lens Technology Co. Ltd., Class A	66,900	210,939
	Leoch International Technology Ltd.	111,000	27,350
	Lepu Medical Technology Beijing Co. Ltd., Class A	15,607	33,719
		Shares	Value»
CHINA — (Continued)
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	9,200	$26,426
	Levima Advanced Materials Corp., Class A	14,200	31,341
	LexinFintech Holdings Ltd., ADR	49,042	312,398
	Leyard Optoelectronic Co. Ltd., Class A	46,400	38,798
*	Li Auto, Inc. (2015 HK), Class A	171,500	2,245,228
	Li Ning Co. Ltd.	1,111,500	2,354,923
	Lianhe Chemical Technology Co. Ltd., Class A	42,500	60,994
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	23,500	24,325
	Liaoning Cheng Da Co. Ltd., Class A	21,500	35,237
	Liaoning Energy Industry Co. Ltd., Class A	22,500	12,157
#	Liaoning Port Co. Ltd., Class H	580,000	60,517
	Lier Chemical Co. Ltd., Class A	43,792	77,689
*	Lifetech Scientific Corp.	1,124,000	291,168
	Lijiang Yulong Tourism Co. Ltd., Class A	18,100	22,049
*	Linewell Software Co. Ltd., Class A	19,200	35,736
	Lingbao Gold Group Co. Ltd., Class H	174,000	224,566
	Lingyi iTech Guangdong Co., Class A	80,700	100,345
#Ω	Linklogis, Inc., Class B	330,000	92,443
*	Liuzhou Iron & Steel Co. Ltd., Class A	47,440	41,763
	Livzon Pharmaceutical Group, Inc., Class H	77,771	372,266
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	23,100	57,558
#	LK Technology Holdings Ltd.	292,000	117,575
	Loncin Motor Co. Ltd., Class A	26,100	43,582

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Longfor Group Holdings Ltd.	777,500	$967,722
	Longhua Technology Group Luoyang Co. Ltd., Class A	20,300	24,844
*	LONGi Green Energy Technology Co. Ltd., Class A	24,100	52,698
	Lonking Holdings Ltd.	1,008,000	340,200
	Lontium Semiconductor Corp., Class A	2,308	21,261
*	Lotus Holdings Co. Ltd.	46,100	39,424
	Lucky Harvest Co. Ltd., Class A	4,810	27,297
	Luenmei Quantum Co. Ltd., Class A	37,000	30,850
	Luoniushan Co. Ltd., Class A	54,300	47,630
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,610	39,582
	Lushang Freda Pharmaceutical Co. Ltd., Class A	39,700	46,063
	Luxi Chemical Group Co. Ltd., Class A	48,300	77,901
	Luxin Venture Capital Group Co. Ltd., Class A	18,600	32,189
	Luxshare Precision Industry Co. Ltd., Class A	95,318	482,355
	Luyang Energy-Saving Materials Co. Ltd.	18,900	28,170
#*	Maanshan Iron & Steel Co. Ltd., Class H	696,000	193,058
	Maccura Biotechnology Co. Ltd., Class A	28,400	50,501
*	Malion New Materials Co. Ltd., Class A	19,200	33,337
	Mango Excellent Media Co. Ltd., Class A	41,800	127,707
#Ω	Maoyan Entertainment	235,200	233,198
*	Marssenger Kitchenware Co. Ltd., Class A	12,300	24,125
	Maxscend Microelectronics Co. Ltd., Class A	4,000	41,187
		Shares	Value»
CHINA — (Continued)
	Maxvision Technology Corp., Class A	7,500	$33,072
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	8,200	32,408
Ω	Medlive Technology Co. Ltd.	73,000	148,816
*	Mega Genomics Ltd.	14,800	10,181
	Mehow Innovative Ltd., Class A	6,580	16,884
	MeiG Smart Technology Co. Ltd., Class A	3,900	24,025
	Meihua Holdings Group Co. Ltd., Class A	37,900	59,234
Ω	Meitu, Inc.	332,000	507,708
*Ω	Meituan, Class B	773,060	11,926,413
	Mesnac Co. Ltd., Class A	19,200	22,990
	Metallurgical Corp. of China Ltd., Class H	588,000	127,295
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,800	25,149
*Ω	Microport Cardioflow Medtech Corp.	358,000	63,545
#	MicroPort NeuroScientific Corp.	82,000	149,747
#*	Microport Scientific Corp.	199,100	359,881
	Micro-Tech Nanjing Co. Ltd., Class A	2,478	28,466
	Midea Group Co. Ltd., Class A	57,200	556,918
#*Ω	Midea Real Estate Holding Ltd.	173,600	95,701
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	7,300	54,278
*	Min Xin Holdings Ltd.	66,000	28,042
	Ming Yang Smart Energy Group Ltd., Class A	30,678	47,260
#	Ming Yuan Cloud Group Holdings Ltd.	344,000	140,701
*	Mingfa Group International Co. Ltd.	374,000	7,627
	MINISO Group Holding Ltd.	147,600	702,586

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Minmetals Capital Co. Ltd., Class A	25,000	$20,752
*	Minmetals Development Co. Ltd., Class A	31,100	34,407
*	Minmetals Land Ltd.	687,644	35,784
	Minth Group Ltd.	446,000	1,472,263
*	Miracle Automation Engineering Co. Ltd., Class A	12,400	27,323
	MLS Co. Ltd., Class A	47,400	55,567
*	MMG Ltd.	2,987,599	1,452,633
*Ω	Mobvista, Inc.	214,000	243,591
*	MOG Digitech Holdings Ltd.	236,000	16,890
	Montage Technology Co. Ltd., Class A	3,845	45,269
	Moon Environment Technology Co. Ltd., Class A	30,680	54,271
#	Morimatsu International Holdings Co. Ltd.	187,000	216,099
	Motic Xiamen Electric Group Co. Ltd., Class A	5,900	13,299
	Muyuan Foods Co. Ltd., Class A	96,554	621,220
*††	Myhome Real Estate Development Group Co. Ltd., Class A	111,200	0
	MYS Group Co. Ltd., Class A	75,800	38,940
	Nancal Technology Co. Ltd., Class A	7,300	37,014
*	Nanfang Zhongjin Environment Co. Ltd., Class A	46,300	24,498
	Nanhua Futures Co. Ltd., Class A	10,800	34,156
	NanJi E-Commerce Co. Ltd., Class A	38,986	20,060
	Nanjing Cosmos Chemical Co. Ltd., Class A	15,820	32,684
	Nanjing Hanrui Cobalt Co. Ltd., Class A	6,400	32,548
	Nanjing Iron & Steel Co. Ltd., Class A	220,400	139,148
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	13,191	21,652
		Shares	Value»
CHINA — (Continued)
	Nanjing Pharmaceutical Co. Ltd., Class A	52,400	$37,782
	Nanjing Securities Co. Ltd., Class A	16,000	18,274
*	Nanjing Tanker Corp., Class A	134,800	53,327
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	44,800	46,419
	Nantong Jianghai Capacitor Co. Ltd., Class A	18,000	59,514
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	18,600	58,020
	NARI Technology Co. Ltd., Class A	78,868	239,755
	National Silicon Industry Group Co. Ltd., Class A	10,831	27,907
	NAURA Technology Group Co. Ltd., Class A	4,590	213,182
*	NavInfo Co. Ltd., Class A	23,700	27,597
	NBTM New Materials Group Co. Ltd., Class A	10,100	33,509
	NetDragon Websoft Holdings Ltd.	168,500	232,725
*Ω	NetEase Cloud Music, Inc.	12,700	411,489
	NetEase, Inc. (9999 HK)	153,100	4,002,377
	NetEase, Inc. (NTES US), ADR	19,776	2,576,813
	Neusoft Corp., Class A	19,000	25,890
	Neutech Group Ltd.	96,800	47,510
	New China Life Insurance Co. Ltd., Class H	305,800	1,956,787
	New Guomai Digital Culture Co. Ltd., Class A	21,700	38,101
	New Hope Dairy Co. Ltd., Class A	12,400	28,046
*	New Hope Liuhe Co. Ltd., Class A	46,700	62,328
	New Trend International Logis-Tech Co. Ltd., Class A	13,200	22,319

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Neway Valve Suzhou Co. Ltd., Class A	8,900	$35,608
*	Newborn Town, Inc.	140,000	188,899
	Newland Digital Technology Co. Ltd., Class A	12,400	51,296
	Nexteer Automotive Group Ltd.	504,000	376,109
#*	Nine Dragons Paper Holdings Ltd.	805,000	441,454
*	Ninestar Corp., Class A	15,091	49,272
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	17,700	20,404
	Ningbo Boway Alloy Material Co. Ltd., Class A	18,800	46,407
	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	12,700	25,083
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	11,000	29,338
	Ningbo Huaxiang Electronic Co. Ltd., Class A	26,500	73,584
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	22,300	35,931
	Ningbo Jintian Copper Group Co. Ltd., Class A	42,300	45,885
	Ningbo Joyson Electronic Corp., Class A	35,893	91,036
	Ningbo Orient Wires & Cables Co. Ltd., Class A	6,300	41,443
	Ningbo Peacebird Fashion Co. Ltd., Class A	16,600	33,124
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	10,396	32,173
*	Ningbo Shanshan Co. Ltd., Class A	15,400	21,483
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	7,400	17,240
	Ningbo Tuopu Group Co. Ltd., Class A	11,525	73,290
	Ningbo Xusheng Group Co. Ltd., Class A	19,408	35,741
		Shares	Value»
CHINA — (Continued)
	Ningbo Yongxin Optics Co. Ltd., Class A	1,900	$22,878
	Ningbo Yunsheng Co. Ltd., Class A	20,600	33,946
	Ningbo Zhoushan Port Co. Ltd., Class A	63,480	31,984
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	14,900	34,933
*	Ningxia Western Venture Industrial Co. Ltd., Class A	40,700	30,132
#*	Niu Technologies, Sponsored ADR	20,055	72,198
	NKY Medical Holdings Ltd., Class A	16,300	37,559
	Noah Holdings Ltd., Sponsored ADR	14,545	176,722
Ω	Nongfu Spring Co. Ltd., Class H	344,000	1,987,510
	Norinco International Cooperation Ltd., Class A	37,780	57,711
	North Chemical Industries Co. Ltd., Class A	16,400	38,518
	North China Pharmaceutical Co. Ltd., Class A	62,800	60,071
	North Copper Co. Ltd., Class A	37,800	55,669
	North Huajin Chemical Industries Co. Ltd., Class A	61,700	44,835
	Northeast Securities Co. Ltd., Class A	32,000	36,546
	Novoray Corp., Class A	4,538	36,574
*	NSFOCUS Technologies Group Co. Ltd., Class A	18,700	20,646
*	Nuode New Materials Co. Ltd., Class A	51,300	44,555
	NYOCOR Co. Ltd., Class A	29,300	22,408
#*Ω	Ocumension Therapeutics	73,500	96,121
*	Offcn Education Technology Co. Ltd., Class A	141,700	58,192
	Offshore Oil Engineering Co. Ltd., Class A	103,100	78,971
*	OFILM Group Co. Ltd., Class A	42,100	65,863

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Olympic Circuit Technology Co. Ltd., Class A	12,900	$60,630
	OmniVision Integrated Circuits Group, Inc.	5,085	85,285
	Onewo, Inc., Class H	66,400	189,570
	Oppein Home Group, Inc., Class A	9,163	65,587
	Opple Lighting Co. Ltd., Class A	13,901	35,694
	OPT Machine Vision Tech Co. Ltd., Class A	1,788	24,264
	ORG Technology Co. Ltd., Class A	109,700	82,073
	Orient International Enterprise Ltd., Class A	19,500	20,061
	Orient Overseas International Ltd.	41,500	746,679
Ω	Orient Securities Co. Ltd., Class H	178,800	171,892
*	Oriental Energy Co. Ltd., Class A	42,700	60,891
	Oriental Pearl Group Co. Ltd., Class A	33,900	36,249
#*	OSL Group Ltd.	30,500	63,895
*	Ourpalm Co. Ltd., Class A	37,400	28,594
	Ovctek China, Inc., Class A	10,545	26,179
*	Pacific Securities Co. Ltd., Class A	34,600	19,277
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	12,480	31,375
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	103,100	38,657
*	PCI Technology Group Co. Ltd., Class A	42,380	33,656
*	PDD Holdings, Inc., ADR	119,904	13,603,109
*Ω	Peijia Medical Ltd.	129,000	141,171
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	235,900	0
*	Pengxin International Mining Co. Ltd., Class A	66,700	39,899
	People.cn Co. Ltd., Class A	4,600	13,001
	People's Insurance Co. Group of China Ltd. , Class H	1,672,000	1,284,544
		Shares	Value»
CHINA — (Continued)
	PharmaBlock Sciences Nanjing, Inc., Class A	5,600	$38,214
*	Phenix Optical Co. Ltd., Class A	7,000	20,432
	PhiChem Corp., Class A	15,000	40,872
	PICC Property & Casualty Co. Ltd., Class H	1,147,582	2,381,900
	Ping An Bank Co. Ltd., Class A	288,500	490,153
Ω	Ping An Healthcare & Technology Co. Ltd.	648,309	1,016,569
	Ping An Insurance Group Co. of China Ltd., Class H	1,427,000	9,796,870
	PNC Process Systems Co. Ltd., Class A	8,820	30,478
	POCO Holding Co. Ltd., Class A	3,660	30,248
*	Polaris Bay Group Co. Ltd., Class A	39,700	40,176
	Poly Developments & Holdings Group Co. Ltd., Class A	86,700	96,044
	Poly Property Group Co. Ltd.	1,052,860	207,564
	Poly Property Services Co. Ltd., Class H	74,400	330,220
*	Pony Testing International Group Co. Ltd., Class A	17,770	21,303
Ω	Pop Mart International Group Ltd.	119,600	3,730,786
*	Porton Pharma Solutions Ltd., Class A	17,200	56,527
Ω	Postal Savings Bank of China Co. Ltd., Class H	1,776,000	1,254,585
	Pou Sheng International Holdings Ltd.	1,282,687	81,504
	Power Construction Corp. of China Ltd., Class A	246,300	233,496
*	Powerwin Tech Group Ltd.	68,000	24,033
	Prinx Chengshan Holdings Ltd.	89,500	88,930

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Productive Technologies Co. Ltd.	824,000	$22,385
	Pulike Biological Engineering, Inc., Class A	10,800	22,228
	PW Medtech Group Ltd.	317,000	57,156
	Pylon Technologies Co. Ltd., Class A	6,204	36,866
	Q Technology Group Co. Ltd.	220,000	331,605
*	Qi An Xin Technology Group, Inc., Class A	6,011	30,013
	Qianhe Condiment & Food Co. Ltd., Class A	26,348	43,431
	Qifu Technology, Inc., ADR	69,810	2,396,577
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	19,500	32,613
	Qingdao Citymedia Co. Ltd., Class A	19,400	18,703
	Qingdao East Steel Tower Stock Co. Ltd., Class A	45,500	61,892
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	11,900	28,186
	Qingdao Gaoce Technology Co. Ltd., Class A	32,967	47,825
	Qingdao Gon Technology Co. Ltd., Class A	11,600	57,989
	Qingdao Haier Biomedical Co. Ltd., Class A	10,035	46,040
	Qingdao Hanhe Cable Co. Ltd., Class A	74,800	36,018
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,860	23,108
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	1,400	33,165
	Qingdao NovelBeam Technology Co. Ltd., Class A	3,494	20,212
		Shares	Value»
CHINA — (Continued)
Ω	Qingdao Port International Co. Ltd., Class H	263,000	$218,647
	Qingdao Rural Commercial Bank Corp., Class A	54,800	26,636
	Qingdao Sentury Tire Co. Ltd., Class A	25,320	67,306
	Qingdao TGOOD Electric Co. Ltd., Class A	16,500	51,636
*	Qingdao Topscomm Communication, Inc., Class A	2,000	1,872
*	Qinghai Salt Lake Industry Co. Ltd., Class A	66,100	165,462
*	Qingling Motors Co. Ltd., Class H	384,000	39,017
*	Qudian, Inc., Sponsored ADR	55,937	225,985
	Queclink Wireless Solutions Co. Ltd., Class A	12,720	22,501
	Quectel Wireless Solutions Co. Ltd., Class A	2,760	31,112
	Quick Intelligent Equipment Co. Ltd., Class A	7,900	28,697
#*	Radiance Holdings Group Co. Ltd.	320,000	114,101
	Rainbow Digital Commercial Co. Ltd., Class A	48,600	38,169
	Range Intelligent Computing Technology Group Co. Ltd., Class A	8,200	56,498
	Rayhoo Motor Dies Co. Ltd., Class A	5,000	27,126
	Raytron Technology Co. Ltd., Class A	3,918	35,549
	Realcan Pharmaceutical Group Co. Ltd., Class A	47,900	20,853
	Red Avenue New Materials Group Co. Ltd., Class A	4,700	21,226
*Ω	Red Star Macalline Group Corp. Ltd., Class H	300,407	59,974
*Ω	Redco Properties Group Ltd.	126,000	1,702

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Renhe Pharmacy Co. Ltd., Class A	57,900	$47,278
*	REPT BATTERO Energy Co. Ltd.	22,800	33,542
	Rianlon Corp., Class A	10,100	44,145
*	Risen Energy Co. Ltd., Class A	29,000	40,783
	Riyue Heavy Industry Co. Ltd., Class A	21,900	36,808
	Rizhao Port Co. Ltd., Class A	76,200	33,869
	RoboTechnik Intelligent Technology Co. Ltd., Class A	800	19,931
	Rockchip Electronics Co. Ltd., Class A	1,700	38,123
*	RongFa Nuclear Equipment Co. Ltd., Class A	38,200	41,152
	Rongsheng Petrochemical Co. Ltd., Class A	118,300	150,078
*	Roshow Technology Co. Ltd., Class A	32,700	33,945
	Ruida Futures Co. Ltd., Class A	13,500	40,337
	Runjian Co. Ltd., Class A	3,100	18,815
*	Sai Micro Electronics, Inc., Class A	11,000	28,409
	SAIC Motor Corp. Ltd., Class A	63,100	150,303
	Sailun Group Co. Ltd., Class A	60,200	107,626
	Sanan Optoelectronics Co. Ltd., Class A	39,800	69,009
	Sanjiang Shopping Club Co. Ltd., Class A	14,000	22,024
	Sanquan Food Co. Ltd., Class A	34,104	52,307
*	Sansteel Minguang Co. Ltd. Fujian, Class A	113,200	77,714
	Sansure Biotech, Inc., Class A	12,674	38,715
*	Sanwei Holding Group Co. Ltd., Class A	22,300	32,861
	Sany Heavy Equipment International Holdings Co. Ltd.	643,000	603,064
	Sany Heavy Industry Co. Ltd., Class A	48,000	132,869
		Shares	Value»
CHINA — (Continued)
	Satellite Chemical Co. Ltd., Class A	71,257	$192,610
	SDIC Capital Co. Ltd., Class A	29,600	31,045
	Sealand Securities Co. Ltd., Class A	74,500	43,406
*	Seazen Group Ltd.	1,277,333	407,171
*	Seazen Holdings Co. Ltd., Class A	31,300	63,386
	S-Enjoy Service Group Co. Ltd.	173,000	61,707
	Seres Group Co. Ltd., Class A	10,900	191,597
	SF Holding Co. Ltd., Class A	89,267	569,836
	SG Micro Corp., Class A	2,210	21,834
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	41,800	24,319
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	54,800	29,599
*	Shaanxi Heimao Coking Co. Ltd., Class A	56,300	28,192
*	Shandong BoAn Biotechnology Co. Ltd., Class H	9,800	21,406
	Shandong Bohui Paper Industrial Co. Ltd., Class A	36,400	24,668
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	14,718	37,195
	Shandong Dawn Polymer Co. Ltd., Class A	17,300	58,933
	Shandong Denghai Seeds Co. Ltd., Class A	16,200	22,446
	Shandong Dongyue Silicone Material Co. Ltd., Class A	37,300	50,479
Ω	Shandong Gold Mining Co. Ltd., Class H	131,000	405,106
*	Shandong Haihua Co. Ltd., Class A	24,500	20,189
	Shandong Head Group Co. Ltd., Class A	11,700	21,417

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	9,400	$73,061
	Shandong Hi-speed Co. Ltd., Class A	18,900	26,468
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	41,800	33,950
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	49,040	23,829
	Shandong Humon Smelting Co. Ltd., Class A	31,800	51,261
*	Shandong Iron & Steel Co. Ltd., Class A	132,100	27,848
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	12,600	32,536
	Shandong Jinjing Science & Technology Co. Ltd., Class A	51,300	36,154
	Shandong Linglong Tyre Co. Ltd., Class A	33,300	70,373
	Shandong Lukang Pharma, Class A	31,100	45,329
	Shandong Nanshan Aluminum Co. Ltd., Class A	179,300	97,707
	Shandong Pharmaceutical Glass Co. Ltd., Class A	16,400	51,743
	Shandong Publishing & Media Co. Ltd., Class A	37,500	46,909
	Shandong Sun Paper Industry JSC Ltd., Class A	70,561	136,445
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	8,900	78,334
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,306,000	1,148,508
	Shandong WIT Dyne Health Co. Ltd., Class A	10,600	48,650
		Shares	Value»
CHINA — (Continued)
	Shandong Xiantan Co. Ltd., Class A	25,500	$21,643
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	40,600	49,971
	Shanghai Acrel Co. Ltd., Class A	6,400	19,621
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	34,300	34,293
*	Shanghai AJ Group Co. Ltd., Class A	81,581	68,373
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	5,281	71,127
	Shanghai AtHub Co. Ltd., Class A	12,412	45,440
	Shanghai Bailian Group Co. Ltd., Class A	48,500	66,225
	Shanghai Baolong Automotive Corp., Class A	9,800	52,579
	Shanghai Baosight Software Co. Ltd., Class A	15,785	54,136
	Shanghai Baosteel Packaging Co. Ltd., Class A	48,100	33,269
	Shanghai Belling Co. Ltd., Class A	3,800	17,978
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	1,149	20,922
	Shanghai Bright Meat Group Co. Ltd., Class A	27,900	29,462
	Shanghai Chinafortune Co. Ltd., Class A	14,500	31,107
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	11,000	15,396
	Shanghai Construction Group Co. Ltd., Class A	232,300	78,066
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	27,149	21,229
	Shanghai Datun Energy Resources Co. Ltd., Class A	22,700	37,712

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	98,000	$29,497
*	Shanghai Electric Group Co. Ltd., Class H	384,000	156,628
	Shanghai Environment Group Co. Ltd., Class A	34,392	38,450
*	Shanghai Feilo Acoustics Co. Ltd., Class A	56,700	44,852
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	12,800	18,954
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	40,000	160,167
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	81,000	42,142
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	3,390	22,312
*	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	8,232	30,331
	Shanghai Gench Education Group Ltd.	34,500	12,631
	Shanghai Gentech Co. Ltd., Class A	6,564	32,746
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	20,300	48,067
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	13,720	49,084
*Ω	Shanghai Henlius Biotech, Inc., Class H	7,100	63,216
	Shanghai Huace Navigation Technology Ltd., Class A	9,100	44,527
	Shanghai Huafon Aluminium Corp., Class A	17,700	38,461
	Shanghai Industrial Holdings Ltd.	237,000	441,815
		Shares	Value»
CHINA — (Continued)
*	Shanghai Industrial Urban Development Group Ltd.	918,400	$39,662
#*	Shanghai INT Medical Instruments Co. Ltd.	24,000	85,806
	Shanghai International Airport Co. Ltd., Class A	3,900	17,423
	Shanghai Jahwa United Co. Ltd., Class A	9,000	27,504
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	22,900	71,770
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	14,400	21,563
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	32,200	30,363
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	7,900	20,837
	Shanghai Liangxin Electrical Co. Ltd., Class A	39,200	52,464
	Shanghai Lingang Holdings Corp. Ltd., Class A	39,000	50,036
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	17,800	21,722
	Shanghai M&G Stationery, Inc., Class A	12,600	53,879
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	8,800	30,984
*	Shanghai Medicilon, Inc., Class A	3,931	34,500
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,473	22,522
*	Shanghai Milkground Food Tech Co. Ltd., Class A	10,100	37,361
*	Shanghai New Power Automotive Technology Co. Ltd., Class A	14,500	13,333

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Pioneer Holding Ltd.	119,000	$33,625
	Shanghai Pret Composites Co. Ltd., Class A	18,500	30,787
	Shanghai Pudong Construction Co. Ltd., Class A	44,500	42,268
	Shanghai Pudong Development Bank Co. Ltd., Class A	236,200	420,062
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	22,053	53,601
	Shanghai QiFan Cable Co. Ltd., Class A	16,100	34,653
	Shanghai RAAS Blood Products Co. Ltd., Class A	38,700	37,060
	Shanghai Runda Medical Technology Co. Ltd., Class A	11,500	29,309
	Shanghai Rural Commercial Bank Co. Ltd., Class A	118,100	149,164
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	45,600	35,878
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	48,100	76,549
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	6,300	36,421
*	Shanghai Stonehill Technology Co. Ltd., Class A	27,900	22,235
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,036	24,585
	Shanghai Tunnel Engineering Co. Ltd., Class A	65,000	59,699
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	20,800	32,239
	Shanghai Wanye Enterprises Co. Ltd., Class A	20,700	41,959
		Shares	Value»
CHINA — (Continued)
	Shanghai Yaoji Technology Co. Ltd., Class A	10,200	$37,184
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,600	48,463
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	6,000	26,809
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	44,800	28,388
	Shanghai Zhonggu Logistics Co. Ltd., Class A	45,248	62,105
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	63,400	55,307
	Shanjin International Gold Co. Ltd., Class A	41,780	104,535
	Shannon Semiconductor Technology Co. Ltd., Class A	4,600	21,460
	Shantou Wanshun New Material Group Co. Ltd., Class A	25,300	19,733
	Shantui Construction Machinery Co. Ltd., Class A	39,300	54,355
	Shanxi Guoxin Energy Corp. Ltd., Class A	65,300	25,052
	Shanxi Hi-speed Group Co. Ltd., Class A	18,200	12,435
	Shanxi Securities Co. Ltd., Class A	35,100	29,958
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,500	48,551
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	29,600	35,358
	Sharetronic Data Technology Co. Ltd., Class A	3,780	40,307
	Shengda Resources Co. Ltd., Class A	20,700	43,810
*Ω	Shengjing Bank Co. Ltd., Class H	128,000	19,433
	Shengyi Technology Co. Ltd., Class A	12,600	74,731
	Shenma Industry Co. Ltd., Class A	12,700	15,635

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shennan Circuits Co. Ltd., Class A	7,140	$140,400
#Ω	Shenwan Hongyuan Group Co. Ltd., Class H	304,000	126,963
*	Shenyang Jinbei Automotive Co. Ltd., Class A	33,900	23,523
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	3,841	34,342
	Shenzhen Agricultural Power Group Co. Ltd., Class A	38,700	34,923
	Shenzhen Airport Co. Ltd., Class A	58,200	57,004
	Shenzhen Aisidi Co. Ltd., Class A	19,300	33,565
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	29,600	41,552
	Shenzhen BSC Technology Co. Ltd., Class A	7,900	36,388
	Shenzhen Capchem Technology Co. Ltd., Class A	10,080	47,123
	Shenzhen Center Power Tech Co. Ltd., Class A	11,800	26,565
	Shenzhen Cereals Holdings Co. Ltd., Class A	28,900	27,318
	Shenzhen Click Technology Co. Ltd., Class A	13,300	25,234
	Shenzhen Colibri Technologies Co. Ltd., Class A	18,200	42,207
	Shenzhen Das Intellitech Co. Ltd., Class A	81,600	37,590
	Shenzhen Desay Battery Technology Co., Class A	9,393	29,646
*	Shenzhen Dynanonic Co. Ltd., Class A	10,274	46,993
	Shenzhen Envicool Technology Co. Ltd., Class A	10,023	55,838
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	23,380	73,447
		Shares	Value»
CHINA — (Continued)
	Shenzhen Expressway Corp. Ltd., Class H	216,000	$185,870
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	15,700	41,270
*	Shenzhen Feima International Supply Chain Co. Ltd., Class A	61,900	24,460
	Shenzhen FRD Science & Technology Co. Ltd., Class A	7,800	25,429
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	40,500	40,611
	Shenzhen Gas Corp. Ltd., Class A	60,600	54,253
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	23,900	36,751
	Shenzhen Goodix Technology Co. Ltd., Class A	2,600	26,686
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	11,600	39,223
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	85,000	69,414
	Shenzhen Honor Electronic Co. Ltd., Class A	1,700	31,160
	Shenzhen Hopewind Electric Co. Ltd., Class A	7,500	39,486
	Shenzhen Inovance Technology Co. Ltd., Class A	7,450	65,338
	Shenzhen International Holdings Ltd.	720,698	720,660
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	96,500	22,821
#*	Shenzhen Investment Ltd.	1,088,668	124,459
	Shenzhen Invt Electric Co. Ltd., Class A	25,800	29,156

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	14,800	$22,622
	Shenzhen JPT Opto-Electronics Co. Ltd., Class A	2,800	37,222
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	65,400	56,591
	Shenzhen Kaifa Technology Co. Ltd., Class A	21,000	54,009
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	15,460	37,319
	Shenzhen Kedali Industry Co. Ltd., Class A	5,200	78,840
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	35,633	77,539
	Shenzhen Kinwong Electronic Co. Ltd., Class A	11,100	102,097
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	9,000	28,899
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,100	34,779
	Shenzhen Leaguer Co. Ltd., Class A	46,673	52,600
	Shenzhen Lifotronic Technology Co. Ltd., Class A	9,595	18,113
	Shenzhen Megmeet Electrical Co. Ltd., Class A	5,700	46,872
	Shenzhen Microgate Technology Co. Ltd., Class A	19,400	30,736
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	12,500	400,957
	Shenzhen MTC Co. Ltd., Class A	133,018	82,999
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	52,500	20,061
		Shares	Value»
CHINA — (Continued)
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	8,100	$62,443
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	65,600	25,690
	Shenzhen Noposin Crop Science Co. Ltd., Class A	36,400	57,127
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	127,900	40,620
#	Shenzhen Pagoda Industrial Group Corp. Ltd.	192,500	40,473
	Shenzhen Qingyi Photomask Ltd., Class A	6,888	27,987
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	3,787	26,248
	Shenzhen SC New Energy Technology Corp., Class A	10,700	81,834
	Shenzhen SED Industry Co. Ltd., Class A	14,200	44,397
	Shenzhen SEG Co. Ltd., Class A	21,500	24,224
	Shenzhen Senior Technology Material Co. Ltd., Class A	30,143	48,583
	Shenzhen Sinexcel Electric Co. Ltd., Class A	8,400	37,357
	Shenzhen Sunlord Electronics Co. Ltd., Class A	13,900	55,883
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	5,000	18,622
	Shenzhen Sunway Communication Co. Ltd., Class A	17,300	57,154
	Shenzhen Tagen Group Co. Ltd., Class A	100,200	49,360
	Shenzhen Topband Co. Ltd., Class A	22,700	43,588
	Shenzhen Topraysolar Co. Ltd., Class A	44,000	22,108

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Topway Video Communication Co. Ltd., Class A	20,400	$24,789
	Shenzhen Transsion Holdings Co. Ltd., Class A	11,212	118,446
	Shenzhen United Winners Laser Co. Ltd., Class A	9,775	29,750
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	10,200	41,630
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	11,900	38,407
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	39,016	24,582
	Shenzhen Yinghe Technology Co. Ltd., Class A	23,900	68,267
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	23,200	26,814
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	19,647	64,551
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	140,000	91,733
	Shenzhou International Group Holdings Ltd.	259,100	1,864,681
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	5,200	27,252
*	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	11,613	26,133
	Shinva Medical Instrument Co. Ltd., Class A	27,690	63,870
††	Shouhang High-Tech Energy Co. Ltd., Class A	73,300	713
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	36,800	28,548
	Shui On Land Ltd.	1,869,521	182,654
		Shares	Value»
CHINA — (Continued)
	Sichuan Changhong Electric Co. Ltd., Class A	30,800	$42,199
*	Sichuan Chengfei Integration Technology Corp., Class A	16,200	77,575
	Sichuan Chuantou Energy Co. Ltd., Class A	26,900	58,292
	Sichuan Development Lomon Co. Ltd., Class A	20,000	31,173
	Sichuan EM Technology Co. Ltd., Class A	19,400	47,137
	Sichuan Expressway Co. Ltd., Class H	230,000	138,189
	Sichuan Furong Technology Co. Ltd., Class A	16,545	21,674
	Sichuan Haite High-tech Co. Ltd., Class A	31,856	48,619
	Sichuan Hebang Biotechnology Co. Ltd., Class A	281,700	73,153
*	Sichuan Hongda Co. Ltd., Class A	21,700	28,396
	Sichuan Injet Electric Co. Ltd., Class A	5,000	33,715
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,100	21,331
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	25,700	134,783
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	600	31,661
*	Sichuan Lutianhua Co. Ltd., Class A	74,800	46,810
	Sichuan New Energy Power Co. Ltd., Class A	29,600	41,204
	Sichuan Road & Bridge Group Co. Ltd., Class A	92,580	106,851
	Sichuan Teway Food Group Co. Ltd., Class A	25,960	40,718
	Sichuan Yahua Industrial Group Co. Ltd., Class A	25,100	48,495
	Sieyuan Electric Co. Ltd., Class A	4,500	48,725

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Sihuan Pharmaceutical Holdings Group Ltd.	1,671,000	$276,443
*	SIM Technology Group Ltd.	348,000	12,989
Ω	Simcere Pharmaceutical Group Ltd.	166,000	278,360
	Sineng Electric Co. Ltd., Class A	8,120	25,677
	Sino Biopharmaceutical Ltd.	1,307,000	1,251,715
	Sinocare, Inc., Class A	8,200	23,827
*	Sinochem International Corp., Class A	81,480	45,932
	Sinofert Holdings Ltd.	1,130,000	204,072
	Sinofibers Technology Co. Ltd., Class A	5,700	27,688
	Sinolink Securities Co. Ltd., Class A	34,200	44,069
*	Sinolink Worldwide Holdings Ltd.	63,720	81,356
	Sinoma International Engineering Co., Class A	68,000	85,716
	Sinoma Science & Technology Co. Ltd., Class A	17,714	69,284
	Sinomach Automobile Co. Ltd., Class A	42,800	37,809
	Sinomach Precision Industry Group Co. Ltd., Class A	16,800	45,137
	Sinomine Resource Group Co. Ltd., Class A	10,914	54,772
	Sinopec Kantons Holdings Ltd.	510,000	293,026
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,484,000	262,380
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	8,321	56,771
	Sinopharm Group Co. Ltd., Class H	621,600	1,494,094
	Sino-Platinum Metals Co. Ltd., Class A	16,078	33,712
	Sinoseal Holding Co. Ltd., Class A	7,200	37,179
	Sinosoft Co. Ltd., Class A	7,820	21,576
		Shares	Value»
CHINA — (Continued)
	Sinosteel Engineering & Technology Co. Ltd., Class A	74,200	$65,107
	Sinosteel New Materials Co. Ltd., Class A	22,500	30,448
	Sinotrans Ltd., Class H	1,031,000	571,753
	Sinotruk Hong Kong Ltd.	295,500	900,552
	Sinotruk Jinan Truck Co. Ltd., Class A	15,086	38,312
	Skshu Paint Co. Ltd., Class A	8,372	44,533
	Skyworth Digital Co. Ltd., Class A	21,800	34,524
	Snowsky Salt Industry Group Co. Ltd., Class A	39,600	28,372
*	SOHO China Ltd.	1,086,412	80,354
	Sokan New Materials Group Co. Ltd., Class A	4,228	22,215
	Solareast Holdings Co. Ltd., Class A	12,400	16,392
	Songcheng Performance Development Co. Ltd., Class A	15,500	18,382
	Sonoscape Medical Corp., Class A	5,730	25,462
	SooChow Securities Co. Ltd., Class A	42,710	56,637
	Southern Publishing & Media Co. Ltd., Class A	17,500	34,643
	Southwest Securities Co. Ltd., Class A	83,700	52,685
	Spring Airlines Co. Ltd., Class A	11,700	84,881
	SSY Group Ltd.	777,719	308,662
	Stanley Agricultural Group Co. Ltd., Class A	21,300	26,086
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	67,500	75,888
	StarPower Semiconductor Ltd., Class A	3,620	43,023
	State Grid Information & Communication Co. Ltd., Class A	13,100	32,254
	State Grid Yingda Co. Ltd., Class A	33,900	25,040

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	STO Express Co. Ltd., Class A	48,700	$103,079
	Sumavision Technologies Co. Ltd., Class A	57,800	45,941
	Sumec Corp. Ltd., Class A	32,900	47,951
	Sun Art Retail Group Ltd.	988,500	260,551
	Sun King Technology Group Ltd.	470,000	90,265
	Sunflower Pharmaceutical Group Co. Ltd., Class A	27,141	61,963
	Sungrow Power Supply Co. Ltd., Class A	33,040	329,800
	Suning Universal Co. Ltd., Class A	121,700	36,833
	Sunny Optical Technology Group Co. Ltd.	193,600	1,793,768
	Sunresin New Materials Co. Ltd., Class A	8,480	60,887
	Sunrise Group Co. Ltd., Class A	48,300	37,389
*	Sunstone Development Co. Ltd., Class A	11,200	35,339
	Suntak Technology Co. Ltd., Class A	22,600	41,563
	Sunward Intelligent Equipment Co. Ltd., Class A	33,300	61,247
	Sunwoda Electronic Co. Ltd., Class A	12,700	37,877
	Suofeiya Home Collection Co. Ltd., Class A	20,320	38,537
	SUPCON Technology Co. Ltd., Class A	4,509	29,869
	Suzhou Anjie Technology Co. Ltd., Class A	22,700	42,433
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	14,700	118,552
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	94,150	47,281
		Shares	Value»
CHINA — (Continued)
	Suzhou Good-Ark Electronics Co. Ltd., Class A	16,100	$22,127
*	Suzhou HYC Technology Co. Ltd., Class A	6,504	24,626
	Suzhou Maxwell Technologies Co. Ltd., Class A	5,300	52,086
	Suzhou Secote Precision Electronic Co. Ltd., Class A	9,520	45,827
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	9,300	20,319
	Suzhou Sushi Testing Group Co. Ltd., Class A	27,600	62,499
	Suzhou TFC Optical Communication Co. Ltd., Class A	8,878	129,201
	Suzhou TZTEK Technology Co. Ltd., Class A	4,483	30,256
	Suzhou Veichi Electric Co. Ltd., Class A	3,259	24,060
*	SVG Optronics Co. Ltd., Class A	7,800	22,837
#	SY Holdings Group Ltd.	93,000	166,506
	Symphony Holdings Ltd.	690,000	91,394
	SYoung Group Co. Ltd., Class A	10,400	24,311
	Taiji Computer Corp. Ltd., Class A	12,479	42,928
*	Taiyuan Heavy Industry Co. Ltd., Class A	80,300	26,216
*	Tangrenshen Group Co. Ltd., Class A	58,137	39,047
	TangShan Port Group Co. Ltd., Class A	111,730	62,876
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	68,600	52,162
	Tansun Technology Co. Ltd., Class A	11,500	39,522
	Tasly Pharmaceutical Group Co. Ltd., Class A	17,300	39,359
	Tayho Advanced Materials Group Co. Ltd., Class A	27,400	40,415

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	TCL Electronics Holdings Ltd.	443,666	$574,596
	TCL Technology Group Corp., Class A	276,460	168,821
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	34,878	39,444
	TDG Holdings Co. Ltd., Class A	56,500	63,130
*††	Tech-Pro, Inc.	1,644,000	0
	Ten Pao Group Holdings Ltd.	172,000	42,803
	Tencent Holdings Ltd.	807,700	56,548,852
	Tencent Music Entertainment Group, ADR	82,600	1,733,774
	Tenfu Cayman Holdings Co. Ltd.	66,000	26,377
	Three Squirrels, Inc., Class A	10,000	36,007
	Three's Co. Media Group Co. Ltd., Class A	7,606	34,603
	Thunder Software Technology Co. Ltd., Class A	3,200	25,962
	Tian An China Investment Co. Ltd.	209,000	121,275
#	Tian Lun Gas Holdings Ltd.	80,000	34,573
*††	Tian Shan Development Holding Ltd.	114,000	0
	Tiande Chemical Holdings Ltd.	252,000	38,550
*	Tianfeng Securities Co. Ltd., Class A	35,500	26,143
	Tiangong International Co. Ltd.	692,000	177,987
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	8,000	23,508
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	130,000	62,574
	Tianjin Development Holdings Ltd.	144,000	47,606
	Tianjin Port Co. Ltd., Class A	39,000	25,016
	Tianjin Port Development Holdings Ltd.	936,000	85,859
		Shares	Value»
CHINA — (Continued)
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	18,500	$54,107
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	79,200	48,092
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	49,500	41,978
*	Tianma Microelectronics Co. Ltd., Class A	52,549	67,365
	Tianneng Battery Group Co. Ltd., Class A	6,417	24,515
#	Tianneng Power International Ltd.	396,000	342,089
#*	Tianqi Lithium Corp., Class H	54,600	245,443
	Tianrun Industry Technology Co. Ltd., Class A	44,800	38,373
	Tianshan Aluminum Group Co. Ltd., Class A	94,287	119,202
	Tianshui Huatian Technology Co. Ltd., Class A	36,502	50,689
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	4,800	21,042
	Tibet Huayu Mining Co. Ltd., Class A	8,600	23,238
	Tibet Mineral Development Co. Ltd., Class A	8,200	24,787
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	9,490	56,061
	Time Interconnect Technology Ltd.	192,000	228,508
	Tingyi Cayman Islands Holding Corp.	658,000	972,697
	Titan Wind Energy Suzhou Co. Ltd., Class A	42,500	38,349
	TK Group Holdings Ltd.	102,000	31,527
	TKD Science & Technology Co. Ltd., Class A	12,800	26,837

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tofflon Science & Technology Group Co. Ltd., Class A	24,100	$51,181
	Toly Bread Co. Ltd., Class A	55,220	42,063
	Tomson Group Ltd.	213,599	87,343
	Tongcheng Travel Holdings Ltd.	533,600	1,337,004
	Tongdao Liepin Group	108,200	57,401
*	Tongding Interconnection Information Co. Ltd., Class A	37,400	25,387
	TongFu Microelectronics Co. Ltd., Class A	35,600	138,689
	Tongguan Gold Group Ltd.	230,000	52,875
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	30,900	35,613
	Tongkun Group Co. Ltd., Class A	33,200	57,064
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	39,800	42,001
	Tongling Nonferrous Metals Group Co. Ltd., Class A	266,105	128,306
*	Tongwei Co. Ltd., Class A	13,979	39,627
	Tongyu Heavy Industry Co. Ltd., Class A	63,600	24,530
	Topchoice Medical Corp., Class A	5,882	37,539
	Topsec Technologies Group, Inc., Class A	45,000	50,156
Ω	Topsports International Holdings Ltd.	1,283,000	517,624
	Towngas Smart Energy Co. Ltd.	371,403	188,614
*	TPV Technology Co. Ltd., Class A	110,500	36,501
	Transfar Zhilian Co. Ltd., Class A	52,400	44,414
	TravelSky Technology Ltd., Class H	339,500	539,765
*	Trigiant Group Ltd.	420,000	17,448
*	Trina Solar Co. Ltd., Class A	21,581	46,404
	Trip.com Group Ltd. (9961 HK)	22,350	1,387,543
		Shares	Value»
CHINA — (Continued)
#	Trip.com Group Ltd. (TCOM US), ADR	34,794	$2,155,488
#*	Triumph New Energy Co. Ltd., Class H	76,000	45,113
	Triumph Science & Technology Co. Ltd., Class A	29,900	49,685
*	Truking Technology Ltd., Class A	31,800	37,812
	Truly International Holdings Ltd.	1,045,140	156,692
*	Tsinghua Tongfang Co. Ltd., Class A	29,200	29,893
	TSP Wind Power Group Co. Ltd.	18,000	17,965
*Ω	Tuhu Car, Inc.	44,200	113,216
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	112,700	1,097
	Tuniu Corp., Sponsored ADR	18,924	14,950
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	3,879	37,369
	Unilumin Group Co. Ltd., Class A	36,000	35,442
	Uni-President China Holdings Ltd.	626,966	792,090
	Unisplendour Corp. Ltd., Class A	15,440	52,800
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	32,627	71,856
#††	Untrade.China Dili	968,585	15,275
*††	Untrade.Lumena Newmat	23,400	0
*	UTour Group Co. Ltd., Class A	25,700	27,103
	V V Food & Beverage Co. Ltd., Class A	49,900	23,821
	Valiant Co. Ltd., Class A	31,400	55,127
	Vatti Corp. Ltd., Class A	25,800	22,938
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	7,800	28,677
	Victory Giant Technology Huizhou Co. Ltd., Class A	7,500	198,758
	Vipshop Holdings Ltd., ADR	176,517	2,663,642
*	Visionox Technology, Inc., Class A	26,700	34,858

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Vnet Group, Inc., ADR	17,079	$141,926
	Walvax Biotechnology Co. Ltd., Class A	11,400	19,826
*	Wanda Film Holding Co. Ltd., Class A	17,300	28,079
	Wangneng Environment Co. Ltd., Class A	18,508	43,313
	Wangsu Science & Technology Co. Ltd., Class A	20,400	30,845
#	Wanguo Gold Group Ltd.	106,000	408,976
	Wanhua Chemical Group Co. Ltd., Class A	58,180	502,822
	Want Want China Holdings Ltd.	1,813,000	1,310,389
	Wanxiang Qianchao Co. Ltd., Class A	44,420	46,505
	Warom Technology, Inc. Co., Class A	11,200	32,810
	Wasion Holdings Ltd.	260,000	282,454
	Wasu Media Holding Co. Ltd., Class A	30,400	34,732
	Weibo Corp. (9898 HK), Class A	3,880	37,885
#	Weibo Corp. (WB US), Sponsored ADR	27,414	264,271
	Weichai Power Co. Ltd., Class H	616,120	1,306,092
	Weifu High-Technology Group Co. Ltd., Class A	11,100	29,705
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	14,500	21,604
	Weihai Guangwei Composites Co. Ltd., Class A	13,140	55,314
#	Weilong Delicious Global Holdings Ltd.	96,800	144,415
#*Ω	Weimob, Inc.	182,000	50,718
	Wellhope Foods Co. Ltd., Class A	33,300	39,475
	Wencan Group Co. Ltd., Class A	12,000	34,516
	Wens Foodstuff Group Co. Ltd., Class A	111,200	267,152
	Wenzhou Yihua Connector Co. Ltd., Class A	5,900	31,829
		Shares	Value»
CHINA — (Continued)
	Western Metal Materials Co. Ltd., Class A	11,300	$33,481
	Western Mining Co. Ltd., Class A	53,600	124,168
	Western Region Gold Co. Ltd., Class A	13,200	34,962
	Western Securities Co. Ltd., Class A	38,904	45,208
	Western Superconducting Technologies Co. Ltd., Class A	7,196	54,451
#	Wharf Holdings Ltd.	371,000	1,055,122
	Willfar Information Technology Co. Ltd., Class A	4,075	19,292
	Winall Hi-Tech Seed Co. Ltd., Class A	27,100	34,149
	Windey Energy Technology Group Co. Ltd., Class A	26,810	47,111
	Wingtech Technology Co. Ltd., Class A	10,000	51,275
	Wolong Electric Group Co. Ltd., Class A	20,760	65,667
*	World Union Group, Inc., Class A	101,200	33,369
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	4,220	36,180
	Wuhan East Lake High Technology Group Co. Ltd., Class A	17,200	22,035
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	16,700	30,773
*	Wuhan Jingce Electronic Group Co. Ltd., Class A	1,800	14,927
*	Wuhan P&S Information Technology Co. Ltd., Class A	16,700	22,369
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	9,800	40,329
	Wuhu Token Science Co. Ltd., Class A	50,978	42,626
	Wuling Motors Holdings Ltd.	280,000	17,130
	WUS Printed Circuit Kunshan Co. Ltd., Class A	20,830	161,861

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wushang Group Co. Ltd., Class A	44,200	$57,561
	Wuxi Autowell Technology Co. Ltd., Class A	13,336	60,985
	Wuxi Best Precision Machinery Co. Ltd., Class A	10,370	35,503
	Wuxi Boton Technology Co. Ltd., Class A	11,900	39,944
	Wuxi Chipown Micro-Electronics Ltd., Class A	4,215	34,482
	Wuxi DK Electronic Materials Co. Ltd., Class A	7,500	44,586
	Wuxi NCE Power Co. Ltd., Class A	7,000	31,013
	Wuxi Paike New Materials Technology Co. Ltd., Class A	2,600	26,393
	Wuxi Rural Commercial Bank Co. Ltd., Class A	32,200	26,929
	Wuxi Taiji Industry Ltd. Co., Class A	45,800	41,829
*	WuXi XDC Cayman, Inc.	33,500	243,521
	Wuxi Xinje Electric Co. Ltd., Class A	4,700	35,930
	XCMG Construction Machinery Co. Ltd., Class A	194,900	226,970
	XD, Inc.	27,800	185,020
	XGD, Inc., Class A	9,776	40,339
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	652,500	64,609
	Xiamen Amoytop Biotech Co. Ltd., Class A	4,910	62,251
	Xiamen Bank Co. Ltd., Class A	80,900	77,017
	Xiamen C & D, Inc., Class A	34,200	48,194
	Xiamen Changelight Co. Ltd., Class A	29,200	47,702
	Xiamen Faratronic Co. Ltd., Class A	4,500	68,687
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	4,800	19,672
		Shares	Value»
CHINA — (Continued)
	Xiamen International Airport Co. Ltd., Class A	8,094	$16,385
	Xiamen Intretech, Inc., Class A	15,350	38,420
	Xiamen ITG Group Corp. Ltd., Class A	47,400	41,457
	Xiamen Jihong Technology Co. Ltd., Class A	18,000	42,151
	Xiamen Kingdomway Group Co., Class A	22,700	62,295
	Xiamen Port Development Co. Ltd., Class A	11,300	13,047
	Xiamen Tungsten Co. Ltd., Class A	30,778	99,165
	Xiamen Xiangyu Co. Ltd., Class A	70,700	70,030
	Xi'an Bright Laser Technologies Co. Ltd., Class A	2,763	22,646
	Xi'an Manareco New Materials Co. Ltd., Class A	4,830	27,518
	Xi'An Shaangu Power Co. Ltd., Class A	18,800	22,986
	Xi'an Triangle Defense Co. Ltd., Class A	11,900	44,055
	Xiandai Investment Co. Ltd., Class A	36,400	21,708
*	Xiangcai Co. Ltd., Class A	20,100	30,346
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	15,000	29,056
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	18,800	34,781
*Ω	Xiaomi Corp., Class B	772,400	5,196,669
	Xilinmen Furniture Co. Ltd., Class A	14,600	31,764
	Xinfengming Group Co. Ltd., Class A	44,200	75,678
	Xingfa Aluminium Holdings Ltd.	49,000	53,044
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	159,000	237,897
	Xinhuanet Co. Ltd., Class A	14,820	39,234

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinjiang Communications Construction Group Co. Ltd., Class A	26,400	$43,833
	Xinjiang Joinworld Co. Ltd., Class A	28,500	27,945
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	55,100	64,619
#*	Xinte Energy Co. Ltd., Class H	209,600	177,231
	Xinxiang Chemical Fiber Co. Ltd., Class A	67,900	36,729
	Xinxiang Richful Lube Additive Co. Ltd., Class A	7,240	55,877
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	77,699	40,650
#	Xinyi Energy Holdings Ltd.	992,936	157,164
#	Xinyi Solar Holdings Ltd.	2,502,283	968,693
	Xinyu Iron & Steel Co. Ltd., Class A	78,400	47,260
*	Xinzhi Group Co. Ltd., Class A	12,600	37,517
*	Xizang Zhufeng Resources Co. Ltd., Class A	12,700	20,711
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	16,000	27,962
*	XPeng, Inc., Class A	87,500	796,250
#	Xtep International Holdings Ltd.	804,108	575,709
	Xuji Electric Co. Ltd., Class A	14,300	45,061
*	Xunlei Ltd., ADR	30,350	140,217
Ω	Yadea Group Holdings Ltd.	503,856	792,860
	Yangling Metron New Material, Inc., Class A	22,540	44,844
*	Yangmei Chemical Co. Ltd., Class A	71,000	24,186
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	67,500	231,052
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	6,800	50,380
		Shares	Value»
CHINA — (Continued)
	Yankershop Food Co. Ltd., Class A	4,760	$44,975
	Yantai China Pet Foods Co. Ltd., Class A	5,300	41,758
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	13,700	32,126
	Yantai Eddie Precision Machinery Co. Ltd., Class A	10,420	26,192
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,800	96,176
	YanTai Shuangta Food Co. Ltd., Class A	29,400	21,680
*	Yatsen Holding Ltd., ADR	20,551	183,109
	YD Electronic Technology Co. Ltd., Class A	7,700	28,552
#*	Yeahka Ltd.	64,400	114,906
	Yealink Network Technology Corp. Ltd., Class A	15,179	70,568
	Yeebo International Holdings Ltd.	62,000	17,395
	YGSOFT, Inc., Class A	27,336	23,697
*	Yibin Tianyuan Group Co. Ltd., Class A	46,360	33,220
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	179,000	327,901
	Yifeng Pharmacy Chain Co. Ltd., Class A	22,831	75,087
#	Yihai International Holding Ltd.	208,000	358,132
	Yinbang Clad Material Co. Ltd., Class A	21,200	30,936
	Yindu Kitchen Equipment Co. Ltd., Class A	9,135	20,889
	Yip's Chemical Holdings Ltd.	88,000	18,806
	Yiren Digital Ltd., Sponsored ADR	52,378	310,078
Ω	Yixin Group Ltd.	730,500	233,997
	Yixintang Pharmaceutical Group Co. Ltd., Class A	31,600	65,742

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yizumi Holdings Co. Ltd., Class A	15,900	$45,543
	Yonfer Agricultural Technology Co. Ltd., Class A	42,000	82,937
	Yongjin Technology Group Co. Ltd.	13,700	33,859
	YongXing Special Materials Technology Co. Ltd., Class A	13,199	64,163
	Yotrio Group Co. Ltd., Class A	68,400	35,603
#*	Youdao, Inc., ADR	7,159	62,283
	Youngor Fashion Co. Ltd., Class A	41,200	42,041
	Youngy Co. Ltd., Class A	7,900	37,812
	YTO Express Group Co. Ltd., Class A	58,500	119,616
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	9,456	13,084
	Yuexiu Property Co. Ltd.	797,058	468,710
	Yuexiu Services Group Ltd.	185,000	69,600
	Yuexiu Transport Infrastructure Ltd.	250,752	121,759
	Yueyang Forest & Paper Co. Ltd., Class A	49,700	32,806
	Yueyang Xingchang Petro-Chemical Co. Ltd., Class A	10,500	23,261
	Yum China Holdings, Inc. (9987 HK)	62,500	2,901,875
	Yum China Holdings, Inc. (YUMC US)	40,430	1,887,272
	YUNDA Holding Group Co. Ltd., Class A	84,092	88,703
	Yunnan Baiyao Group Co. Ltd., Class A	12,398	96,568
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	63,700	48,299
	Yunnan Copper Co. Ltd., Class A	47,700	85,614
	Yunnan Energy Investment Co. Ltd., Class A	24,500	36,173
*	Yunnan Energy New Material Co. Ltd., Class A	12,252	50,242
	Shares	Value»
CHINA — (Continued)
Yunnan Nantian Electronics Information Co. Ltd., Class A	12,600	$34,479
Yunnan Tin Co. Ltd., Class A	38,200	94,404
Yusys Technologies Co. Ltd., Class A	8,300	30,705
Yutong Bus Co. Ltd., Class A	52,400	181,342
Yutong Heavy Industries Co. Ltd., Class A	14,300	24,235
Zangge Mining Co. Ltd., Class A	3,500	22,313
ZBOM Home Collection Co. Ltd., Class A	14,742	20,320
Zengame Technology Holding Ltd.	136,000	40,601
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,800	105,141
Zhaojin Mining Industry Co. Ltd., Class H	415,000	1,030,540
Zhefu Holding Group Co. Ltd., Class A	105,100	52,972
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,700	34,482
Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	20,860	33,551
Zhejiang Cfmoto Power Co. Ltd., Class A	2,300	71,376
Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	3,200	39,020
Zhejiang China Commodities City Group Co. Ltd., Class A	37,700	111,415
Zhejiang Chint Electrics Co. Ltd., Class A	36,700	115,796
Zhejiang Communications Technology Co. Ltd., Class A	100,800	56,399
Zhejiang Crystal-Optech Co. Ltd., Class A	17,500	50,574

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Dahua Technology Co. Ltd., Class A	22,600	$50,967
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	18,200	34,983
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,840	53,687
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	31,600	50,018
	Zhejiang Expressway Co. Ltd., Class H	553,399	527,284
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	25,800	57,461
	Zhejiang Gongdong Medical Technology Co. Ltd., Class A	7,280	20,383
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	27,000	41,884
	Zhejiang Hailiang Co. Ltd., Class A	42,600	64,761
	Zhejiang Hailide New Material Co. Ltd., Class A	19,500	15,025
	Zhejiang HangKe Technology, Inc. Co., Class A	7,614	21,098
	Zhejiang Hangmin Co. Ltd., Class A	40,400	39,902
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	30,700	26,637
	Zhejiang Huace Film & Television Co. Ltd., Class A	32,400	34,382
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	33,910	104,703
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	5,100	12,770
	Zhejiang Huangma Technology Co. Ltd., Class A	25,700	45,731
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	28,900	41,749
	Shares	Value»
CHINA — (Continued)
Zhejiang Huayou Cobalt Co. Ltd., Class A	27,540	$168,581
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	63,100	77,801
Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	8,100	42,314
Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	10,500	36,847
Zhejiang Jinggong Integration Technology Co. Ltd., Class A	12,700	28,883
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	26,100	100,893
Zhejiang Jingu Co. Ltd., Class A	15,000	27,366
Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	27,120	62,122
Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	20,300	63,023
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	16,400	43,102
Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	12,100	31,449
Zhejiang Juhua Co. Ltd., Class A	29,500	109,438
Zhejiang Lante Optics Co. Ltd., Class A	8,359	31,611
Zhejiang Longsheng Group Co. Ltd., Class A	39,900	58,653
Zhejiang Medicine Co. Ltd., Class A	30,400	67,223
Zhejiang Narada Power Source Co. Ltd., Class A	14,200	28,753
Zhejiang NHU Co. Ltd., Class A	55,176	171,605
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	41,140	34,539

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	9,572	$37,659
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	17,500	39,050
	Zhejiang Runtu Co. Ltd., Class A	45,300	47,885
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	14,740	54,009
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	5,500	36,510
	Zhejiang Semir Garment Co. Ltd., Class A	65,100	48,049
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	63,800	50,071
	Zhejiang Shibao Co. Ltd., Class H	38,000	24,938
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	6,700	20,052
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	5,200	23,771
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	12,040	40,441
	Zhejiang Southeast Space Frame Co. Ltd., Class A	46,800	28,256
	Zhejiang Sunoren Solar Technology Co. Ltd.	17,400	20,062
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	35,000	37,540
	Zhejiang Supor Co. Ltd., Class A	6,400	46,117
	Zhejiang Taihua New Material Group Co. Ltd., Class A	29,200	39,136
*	Zhejiang Tiantie Science & Technology Co. Ltd., Class A	32,580	32,188
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	16,220	59,047
		Shares	Value»
CHINA — (Continued)
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	16,500	$37,825
	Zhejiang Wanliyang Co. Ltd., Class A	39,600	41,315
	Zhejiang Wanma Co. Ltd., Class A	22,800	45,142
	Zhejiang Wansheng Co. Ltd., Class A	21,800	30,409
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	35,294	93,329
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	24,000	35,653
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	38,900	57,646
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	9,600	33,835
	Zhejiang XCC Group Co. Ltd., Class A	4,400	20,940
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	27,740	39,035
	Zhejiang Xinao Textiles, Inc., Class A	21,700	17,862
	Zhejiang Yasha Decoration Co. Ltd., Class A	49,500	27,077
	Zhejiang Yinlun Machinery Co. Ltd., Class A	15,000	60,225
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	8,100	18,122
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	14,700	50,494
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	3,840	25,732
	Zhende Medical Co. Ltd., Class A	17,100	52,539
*	Zhengzhou Coal Industry & Electric Power Co. Ltd., Class A	39,700	22,584
	Zhengzhou GL Tech Co. Ltd., Class A	10,900	24,354

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	37,600	$26,262
	Zheshang Securities Co. Ltd., Class A	18,800	29,636
	Zhewen Interactive Group Co. Ltd., Class A	22,400	26,632
#*	Zhihu, Inc.	18,100	25,981
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	321,200	821,988
	Zhongji Innolight Co. Ltd., Class A	11,480	344,271
	Zhongjin Gold Corp. Ltd., Class A	65,000	129,320
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	21,300	57,836
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	25,000	22,132
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	63,400	57,661
	Zhongshan Public Utilities Group Co. Ltd., Class A	32,000	41,630
	Zhongsheng Group Holdings Ltd.	406,500	683,778
	Zhongtai Securities Co. Ltd., Class A	51,600	47,796
*††	Zhongtian Financial Group Co. Ltd., Class A	321,400	0
	Zhongtong Bus Holding Co. Ltd., Class A	15,400	23,366
#	Zhongyu Energy Holdings Ltd.	283,455	139,054
	Zhongyuan Environment-Protection Co. Ltd., Class A	19,900	22,809
Ω	Zhou Hei Ya International Holdings Co. Ltd.	390,500	136,919
	Zhuhai Huafa Properties Co. Ltd., Class A	34,765	23,112
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	120,650	489,403
		Shares	Value»
CHINA — (Continued)
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	7,700	$37,831
	Zhuzhou Kibing Group Co. Ltd., Class A	63,100	54,498
*	Zhuzhou Smelter Group Co. Ltd., Class A	38,600	60,413
	Zhuzhou Times New Material Technology Co. Ltd., Class A	26,400	46,832
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	36,400	25,462
	ZJAMP Group Co. Ltd., Class A	16,900	21,336
	ZJMI Environmental Energy Co. Ltd., Class A	23,500	43,004
	Zkteco Co. Ltd., Class A	6,960	28,156
#	ZMJ Group Co. Ltd., Class H	143,600	273,400
#	Zonqing Environmental Ltd.	24,000	17,977
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	293,000	228,655
	ZTE Corp., Class H	141,920	447,788
	ZTO Express Cayman, Inc. (2057 HK)	96,500	1,881,230
	ZTO Express Cayman, Inc. (ZTO US), ADR	37,307	734,575
Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	24,000	72,389
TOTAL CHINA			475,012,626
COLOMBIA — (0.1%)
	Bolsa de Valores de Colombia	3,425	9,917
	Celsia SA	50,950	57,210
	Cementos Argos SA	22,757	59,696
*	Corp. Financiera Colombiana SA	56,250	235,709
	Grupo Argos SA	362	1,471
	Grupo Cibest SA	28,040	365,092
	Grupo Cibest SA, ADR	7,359	319,528
	Grupo de Inversiones Suramericana SA	501	5,527
	Grupo Energia Bogota SA ESP	105,732	74,517

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Interconexion Electrica SA ESP	12,953	$64,986
	Mineros SA	75,622	136,583
	Promigas SA ESP	20,453	32,739
TOTAL COLOMBIA			1,362,975
CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	12,284	585,156
Ω	Moneta Money Bank AS	111,563	775,991
TOTAL CZECH REPUBLIC			1,361,147
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	218,980	418,582
*	EFG Holding SAE (EFGD LI), GDR	2,386	2,672
*	EFG Holding SAE (EFGZF US), GDR	12,944	14,497
TOTAL EGYPT			435,751
FRANCE — (0.0%)
	Carrefour SA, BDR	18,779	281,581
GREECE — (0.6%)
	Aegean Airlines SA	11,758	169,072
*	Aktor SA Holding Co. Technical & Energy Projects	13,548	96,359
	Alpha Bank SA	374,396	1,401,412
	Athens International Airport SA	10,482	119,554
	Athens Water Supply & Sewage Co. SA	5,612	46,957
	Autohellas Tourist & Trading SA	6,993	84,873
	Avax SA	8,513	22,097
	Bank of Greece	8,736	150,319
	Ellaktor SA	32,777	49,585
	ElvalHalcor SA	25,552	73,199
	Eurobank Ergasias Services & Holdings SA	356,081	1,306,945
*††	FF Group	11,777	0
	Fourlis Holdings SA	12,183	61,762
	GEK Terna SA	14,838	366,230
	Hellenic Exchanges - Athens Stock Exchange SA	11,596	92,198
	Hellenic Telecommunications Organization SA	23,738	430,213
		Shares	Value»
GREECE — (Continued)
	Helleniq Energy Holdings SA	39,071	$343,009
	Ideal Holdings SA	3,670	25,100
	Intracom Holdings SA	16,330	61,543
	Jumbo SA	20,544	692,943
	Kri-Kri Milk Industry SA	4,083	87,249
*	LAMDA Development SA	16,185	122,885
	Metlen Energy & Metals SA	19,516	1,073,602
	Motor Oil Hellas Corinth Refineries SA	21,581	618,240
	National Bank of Greece SA	45,728	637,835
	Piraeus Financial Holdings SA	148,594	1,142,605
	Piraeus Port Authority SA	3,226	177,074
	Profile Systems & Software SA	1,903	16,597
	Quest Holdings SA	9,331	77,841
	Sarantis SA	6,641	101,509
	Thrace Plastics Holding & Co.	9,580	43,127
TOTAL GREECE			9,691,934
HONG KONG — (0.0%)
	PAX Global Technology Ltd.	84,000	72,767
HUNGARY — (0.2%)
*	4iG Nyrt	18,019	94,173
	Magyar Telekom Telecommunications PLC	130,872	649,830
#*	MASTERPLAST Nyrt	1,200	9,893
	MOL Hungarian Oil & Gas PLC	83,803	728,124
	Opus Global Nyrt	40,817	66,768
	OTP Bank Nyrt	33,941	2,754,172
TOTAL HUNGARY			4,302,960
INDIA — (17.1%)
	360 ONE WAM Ltd.	40,225	481,605
	3M India Ltd.	550	194,117
	63 Moons Technologies Ltd.	11,990	136,331
	Aarti Industries Ltd.	40,043	189,865
	Aarti Pharmalabs Ltd.	14,254	147,102
*	Aavas Financiers Ltd.	18,600	365,976
	ABB India Ltd.	5,131	321,527
	Accelya Solutions India Ltd.	1,695	26,736
	Action Construction Equipment Ltd.	15,624	201,307

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Adani Energy Solutions Ltd.	47,122	$430,945
*	Adani Green Energy Ltd.	17,296	193,332
	Adani Total Gas Ltd.	21,939	150,262
	ADF Foods Ltd.	22,990	63,853
*	Aditya Birla Capital Ltd.	137,298	399,797
*	Aditya Birla Fashion & Retail Ltd.	88,098	72,999
*	Aditya Birla Lifestyle Brands Ltd.	88,098	143,313
	Aditya Birla Real Estate Ltd.	13,093	281,330
	Advanced Enzyme Technologies Ltd.	19,244	76,525
	Advent Hotels International Pvt Ltd.	6,448	23,017
	Aegis Logistics Ltd.	58,490	477,903
*	Aether Industries Ltd.	3,003	26,229
	Agarwal Industrial Corp. Ltd.	849	9,476
	AGI Greenpac Ltd.	11,688	127,502
	Ahluwalia Contracts India Ltd.	8,799	102,528
	AIA Engineering Ltd.	14,165	506,034
	Ajanta Pharma Ltd.	20,040	624,925
	Ajmera Realty & Infra India Ltd.	6,767	68,666
	Akzo Nobel India Ltd.	3,917	168,400
	Alembic Ltd.	38,303	48,586
	Alembic Pharmaceuticals Ltd.	26,863	298,627
	Alkyl Amines Chemicals	4,362	116,557
*	Allcargo Gati Ltd.	16,070	11,833
	Allcargo Logistics Ltd.	119,419	47,380
	Allied Digital Services Ltd.	7,760	13,960
	Amara Raja Energy & Mobility Ltd.	56,192	616,393
*	Amber Enterprises India Ltd.	5,867	529,437
	Ambika Cotton Mills Ltd.	875	15,442
	Amrutanjan Health Care Ltd.	2,676	20,032
	Anant Raj Ltd.	55,047	349,565
	Andhra Sugars Ltd.	25,805	22,663
	Angel One Ltd.	23,320	686,103
*Ω	Antony Waste Handling Cell Ltd.	2,458	17,074
	Anup Engineering Ltd.	2,718	82,443
		Shares	Value»
INDIA — (Continued)
	Anupam Rasayan India Ltd.	2,496	$32,093
	Apar Industries Ltd.	7,040	708,250
	Apcotex Industries Ltd.	2,676	13,035
	APL Apollo Tubes Ltd.	37,957	690,227
	Apollo Pipes Ltd.	3,606	16,558
	Apollo Tyres Ltd.	199,907	1,029,443
	Aptus Value Housing Finance India Ltd.	80,425	300,560
*	Arman Financial Services Ltd.	1,579	29,361
	Arvind Fashions Ltd.	29,874	188,326
	Arvind Ltd.	108,271	388,747
	Arvind SmartSpaces Ltd.	3,774	26,695
	Asahi India Glass Ltd.	28,121	268,530
*	Ashapura Minechem Ltd.	18,476	116,027
	Ashiana Housing Ltd.	11,519	41,703
	Ashok Leyland Ltd.	1,113,404	1,532,637
*	Ashoka Buildcon Ltd.	95,706	219,281
	Asian Paints Ltd.	38,265	1,042,244
	Astral Ltd.	10,222	162,672
	AstraZeneca Pharma India Ltd.	1,166	121,746
	Atul Ltd.	5,157	388,301
Ω	AU Small Finance Bank Ltd.	51,739	436,218
	AurionPro Solutions Ltd.	10,496	161,522
	Automotive Axles Ltd.	1,422	30,098
	Avadh Sugar & Energy Ltd.	1,653	8,637
	Avantel Ltd.	9,253	13,361
	Avanti Feeds Ltd.	16,476	126,834
*Ω	Avenue Supermarts Ltd.	7,352	355,730
*	AWL Agri Business Ltd.	45,805	136,301
	Axis Bank Ltd. (AXSB IN)	443,751	5,388,946
*	AXISCADES Technologies Ltd.	4,408	66,104
	Bajaj Auto Ltd.	11,331	1,031,013
*	Bajaj Consumer Care Ltd.	18,223	46,392
	Bajaj Finance Ltd.	421,740	4,214,759
	Bajaj Finserv Ltd.	48,239	1,069,603
	Bajaj Holdings & Investment Ltd.	4,816	769,901
	Balaji Amines Ltd.	2,405	48,871
	Balkrishna Industries Ltd.	20,605	627,213
	Balrampur Chini Mills Ltd.	58,543	390,306

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Balu Forge Industries Ltd.	4,878	$33,801
	Banco Products India Ltd.	39,738	267,938
Ω	Bandhan Bank Ltd.	291,796	556,496
	Bank of Baroda	190,888	515,513
	Bank of India	146,663	185,382
	Bank of Maharashtra	297,267	189,001
	Bannari Amman Sugars Ltd.	1,410	60,279
	BASF India Ltd.	4,992	284,856
	Bata India Ltd.	21,395	292,047
	BEML Ltd.	4,529	202,954
	Berger Paints India Ltd.	46,058	294,439
*	BF Utilities Ltd.	5,676	48,053
	Bhagiradha Chemicals & Industries Ltd.	6,110	20,885
	Bhansali Engineering Polymers Ltd.	56,361	74,510
	Bharat Bijlee Ltd.	2,346	78,631
	Bharat Forge Ltd.	67,559	893,669
	Bharat Petroleum Corp. Ltd.	210,876	782,885
	Bharat Rasayan Ltd.	340	42,141
*	Bharat Wire Ropes Ltd.	5,468	11,590
	Bharti Airtel Ltd.	361,249	7,854,630
	BirlaNu Ltd.	1,670	43,741
	Birlasoft Ltd.	51,477	227,694
*	BL Kashyap & Sons Ltd.	10,978	9,826
*	Black Box Ltd.	17,648	101,884
	Blue Dart Express Ltd.	1,690	115,185
	Blue Star Ltd.	28,738	566,709
*	Bluspring Enterprises Ltd.	28,544	28,674
	Bombay Burmah Trading Co.	14,208	305,768
	Bombay Dyeing & Manufacturing Co. Ltd.	32,017	61,742
*	Borosil Ltd.	15,289	56,848
*	Borosil Renewables Ltd.	12,458	85,989
*	Borosil Scientific Ltd.	5,753	10,740
	Bosch Ltd.	515	236,350
	Brigade Enterprises Ltd.	41,276	468,957
*	Brightcom Group Ltd.	644,356	100,848
	Britannia Industries Ltd.	20,607	1,354,431
	BSE Ltd.	46,218	1,272,463
*	Camlin Fine Sciences Ltd.	28,509	86,394
	Campus Activewear Ltd.	24,811	75,429
		Shares	Value»
INDIA — (Continued)
	Can Fin Homes Ltd.	51,290	$437,778
	Canara Bank	461,269	560,307
	Cantabil Retail India Ltd.	4,993	15,047
*	Capacit'e Infraprojects Ltd.	19,654	68,279
	Carborundum Universal Ltd.	33,318	353,947
	Care Ratings Ltd.	6,938	133,689
*	Cartrade Tech Ltd.	13,078	324,371
	Carysil Ltd.	3,723	37,331
	Castrol India Ltd.	148,816	368,366
	CCL Products India Ltd.	36,971	360,013
	CE Info Systems Ltd.	2,914	59,356
	Ceat Ltd.	12,032	453,197
	Central Depository Services India Ltd.	36,308	609,179
	Centum Electronics Ltd.	1,210	30,440
	Century Enka Ltd.	7,818	45,822
	Century Plyboards India Ltd.	23,303	194,958
	Cera Sanitaryware Ltd.	1,834	136,053
	CG Power & Industrial Solutions Ltd.	107,932	812,476
*	Chalet Hotels Ltd.	22,974	239,775
	Chambal Fertilisers & Chemicals Ltd.	104,020	611,292
*	Chemplast Sanmar Ltd.	14,866	70,381
	Chennai Petroleum Corp. Ltd.	9,771	75,712
*	Choice International Ltd.	15,010	129,705
	Cholamandalam Financial Holdings Ltd.	51,030	1,089,589
	Cholamandalam Investment & Finance Co. Ltd.	83,706	1,365,017
	CIE Automotive India Ltd.	64,286	293,938
*	Cigniti Technologies Ltd.	2,829	53,393
	City Union Bank Ltd.	133,340	323,460
	Clean Science & Technology Ltd.	7,250	100,902
	CMS Info Systems Ltd.	59,138	308,750
*Ω	Coffee Day Enterprises Ltd.	16,288	6,659
	Coforge Ltd.	44,945	890,222
	Colgate-Palmolive India Ltd.	30,084	767,857

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Computer Age Management Services Ltd.	15,888	$669,060
	Confidence Petroleum India Ltd.	42,126	24,741
	Container Corp. of India Ltd.	36,688	240,748
	Control Print Ltd.	2,567	22,256
	Coromandel International Ltd.	39,698	1,204,255
	Cosmo First Ltd.	5,699	65,267
	Craftsman Automation Ltd.	4,715	357,915
	CreditAccess Grameen Ltd.	27,735	390,741
	CRISIL Ltd.	5,301	320,128
	Crompton Greaves Consumer Electricals Ltd.	204,411	749,430
*	CSB Bank Ltd.	25,878	123,708
	Cummins India Ltd.	18,773	759,507
	Cyient Ltd.	27,536	375,863
*Ω	D.P. Abhushan Ltd.	1,724	32,365
	Dabur India Ltd.	84,154	507,228
	Dalmia Bharat Sugar & Industries Ltd.	9,275	38,923
	Datamatics Global Services Ltd.	6,005	67,229
	DB Corp. Ltd.	34,540	105,831
	DCB Bank Ltd.	94,744	144,675
	DCM Shriram Industries Ltd.	11,158	21,338
	DCM Shriram Ltd.	13,884	225,409
	Deep Industries Ltd.	4,293	23,378
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	33,488	610,402
	Deepak Nitrite Ltd.	20,244	425,482
*	Delhivery Ltd.	165,341	802,408
*	DEN Networks Ltd.	55,826	23,469
*	Devyani International Ltd.	57,654	106,617
*	Dhani Services Ltd.	105,487	73,482
*	Dhanlaxmi Bank Ltd.	144,571	44,307
	Dhanuka Agritech Ltd.	7,284	158,222
*	Digitide Solutions Ltd.	28,544	75,417
Ω	Dilip Buildcon Ltd.	20,475	111,653
*	Dish TV India Ltd.	456,098	27,862
*	Dishman Carbogen Amcis Ltd.	29,525	84,697
	Divi's Laboratories Ltd.	9,668	723,709
	Dixon Technologies India Ltd.	12,203	2,328,924
	DLF Ltd.	50,867	452,769
	Dodla Dairy Ltd.	5,289	76,840
	Dollar Industries Ltd.	4,718	20,462
		Shares	Value»
INDIA — (Continued)
Ω	Dr. Lal PathLabs Ltd.	14,337	$512,958
*	Dredging Corp. of India Ltd.	1,423	10,777
*	Dwarikesh Sugar Industries Ltd.	47,280	22,667
	Dynacons Systems & Solutions Ltd.	1,573	17,877
	Dynamatic Technologies Ltd.	104	7,831
	eClerx Services Ltd.	12,138	520,289
	Edelweiss Financial Services Ltd.	272,403	317,397
	Eicher Motors Ltd.	20,322	1,263,333
*	EID Parry India Ltd.	50,617	706,524
	EIH Associated Hotels	10,998	48,293
	Eimco Elecon India Ltd.	571	14,623
	Elecon Engineering Co. Ltd.	23,814	154,746
	Elgi Equipments Ltd.	55,878	360,422
	Emami Ltd.	84,743	577,204
*	Embassy Developments Ltd.	287,554	344,401
Ω	Endurance Technologies Ltd.	13,382	387,621
	Engineers India Ltd.	80,334	194,416
	EPL Ltd.	65,458	165,950
Ω	Equitas Small Finance Bank Ltd.	200,341	134,580
Ω	Eris Lifesciences Ltd.	16,152	333,188
	ESAB India Ltd.	1,997	121,212
	Escorts Kubota Ltd.	5,763	221,355
*	Eternal Ltd.	236,962	829,845
*	Eureka Forbes Ltd.	5,170	32,884
	Eveready Industries India Ltd.	5,526	26,494
	Everest Industries Ltd.	2,403	14,839
	Everest Kanto Cylinder Ltd.	17,733	25,965
	Excel Industries Ltd.	864	13,307
	Exide Industries Ltd.	121,467	529,657
	Expleo Solutions Ltd.	1,628	22,297
	Fairchem Organics Ltd.	1,090	10,935
	FDC Ltd.	24,242	131,501
	Federal Bank Ltd.	476,979	1,102,730
	FIEM Industries Ltd.	5,054	110,267
	Filatex India Ltd.	60,404	38,126
	Fine Organic Industries Ltd.	2,787	168,477
	Fineotex Chemical Ltd.	11,314	33,567
*	Fino Payments Bank Ltd.	6,095	18,487
	Finolex Cables Ltd.	23,701	238,082
	Finolex Industries Ltd.	82,761	191,566

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Firstsource Solutions Ltd.	143,548	$557,272
	Force Motors Ltd.	2,387	461,110
*	FSN E-Commerce Ventures Ltd.	126,190	300,622
*	Fusion Finance Ltd.	17,751	28,032
	G R Infraprojects Ltd.	2,153	30,069
	Gabriel India Ltd.	40,888	480,585
	GAIL India Ltd. (GAIL IN)	521,268	1,049,339
	Galaxy Surfactants Ltd.	4,294	130,080
	Ganesh Housing Corp. Ltd.	10,476	107,174
	Ganesha Ecosphere Ltd.	4,744	79,960
	Garware Hi-Tech Films Ltd.	2,001	78,078
	Garware Technical Fibres Ltd.	19,935	205,916
	Gateway Distriparks Ltd.	106,776	86,000
	GE Vernova T&D India Ltd.	19,991	619,502
*	Genesys International Corp. Ltd.	5,899	40,534
	Geojit Financial Services Ltd.	65,181	53,839
	GHCL Ltd.	44,127	299,647
	GHCL Textiles Ltd.	44,127	44,075
	GIC Housing Finance Ltd.	19,511	41,464
	Gillette India Ltd.	2,210	270,972
	GlaxoSmithKline Pharmaceuticals Ltd.	12,648	450,425
	GMM Pfaudler Ltd.	10,751	170,920
*	GMR Airports Ltd.	381,859	389,501
	GNA Axles Ltd.	4,188	14,544
*	Go Fashion India Ltd.	8,009	75,571
	Godawari Power & Ispat Ltd.	18,990	41,756
Ω	Godrej Agrovet Ltd.	13,078	125,912
*	Godrej Properties Ltd.	15,960	380,403
*	Gokul Agro Resources Ltd.	2,615	9,292
	Goldiam International Ltd.	15,377	59,539
	Goodyear India Ltd.	3,147	35,158
	Granules India Ltd.	78,534	423,354
	Graphite India Ltd.	24,955	162,418
	Grauer & Weil India Ltd.	74,446	85,273
	Gravita India Ltd.	10,189	216,894
	Great Eastern Shipping Co. Ltd.	65,216	695,463
	Greaves Cotton Ltd.	45,523	116,658
		Shares	Value»
INDIA — (Continued)
	Greenlam Industries Ltd.	26,310	$70,408
	Greenpanel Industries Ltd.	28,411	94,698
	Greenply Industries Ltd.	26,592	97,360
	Grindwell Norton Ltd.	12,396	217,564
	Gufic Biosciences Ltd.	2,910	13,110
	Gujarat Alkalies & Chemicals Ltd.	9,783	64,736
	Gujarat Ambuja Exports Ltd.	51,294	63,929
	Gujarat Fluorochemicals Ltd.	3,595	146,099
	Gujarat Gas Ltd.	27,575	138,526
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	29,593	181,575
	Gujarat Pipavav Port Ltd.	87,215	156,450
	Gujarat State Fertilizers & Chemicals Ltd.	120,107	278,272
	Gujarat State Petronet Ltd.	198,246	708,558
	Gulf Oil Lubricants India Ltd.	7,667	104,984
	Happiest Minds Technologies Ltd.	18,106	124,856
	Hariom Pipe Industries Ltd.	2,177	11,161
Ω	Harsha Engineers Ltd.	5,187	24,473
*	Hathway Cable & Datacom Ltd.	233,385	39,768
	Hatsun Agro Product Ltd.	21,171	221,769
	Havells India Ltd.	33,653	574,133
	HBL Engineering Ltd.	50,188	335,430
	HCL Technologies Ltd.	217,744	3,623,136
Ω	HDFC Asset Management Co. Ltd.	20,090	1,287,016
	HDFC Bank Ltd.	716,106	16,431,785
Ω	HDFC Life Insurance Co. Ltd.	45,086	388,156
	HEG Ltd.	35,055	227,285
	Heritage Foods Ltd.	16,533	89,331
	Hero MotoCorp Ltd. (HMCL IN)	39,239	1,896,918
*	Heubach Colorants India Ltd.	7,185	48,399
	HFCL Ltd.	286,170	246,622

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	HG Infra Engineering Ltd.	11,008	$130,030
	Hikal Ltd.	9,188	33,783
	Himadri Speciality Chemical Ltd.	75,285	404,301
	Himatsingka Seide Ltd.	28,946	45,836
	Hinduja Global Solutions Ltd.	3,017	19,747
	Hindustan Copper Ltd.	70,567	194,714
*	Hindustan Foods Ltd.	9,700	59,990
	Hindustan Unilever Ltd.	64,353	1,850,244
	Hindware Home Innovation Ltd.	10,616	32,049
	Hitachi Energy India Ltd.	2,171	495,924
	HI-Tech Pipes Ltd.	23,574	24,223
	Hle Glascoat Ltd.	4,365	22,284
Ω	Home First Finance Co. India Ltd.	24,593	338,001
	Honda India Power Products Ltd.	1,269	41,576
	HPL Electric & Power Ltd.	4,627	30,038
	Huhtamaki India Ltd.	11,366	28,451
	I G Petrochemicals Ltd.	3,997	21,961
	ICICI Bank Ltd. (IBN US), Sponsored ADR	233,479	7,868,259
	ICICI Bank Ltd. (ICICIBC IN)	512,856	8,657,711
Ω	ICICI Lombard General Insurance Co. Ltd.	15,826	347,308
Ω	ICICI Prudential Life Insurance Co. Ltd.	25,817	181,122
	ICRA Ltd.	42	3,163
*	ideaForge Technology Ltd.	1,646	8,403
*	IDFC First Bank Ltd.	1,397,008	1,091,655
*	IFB Industries Ltd.	2,707	40,480
*	IFCI Ltd.	223,108	144,375
	IFGL Refractories Ltd.	1,946	5,186
	Igarashi Motors India Ltd.	1,061	6,940
	IIFL Capital Services Ltd.	90,784	327,728
*	IIFL Finance Ltd.	119,531	639,770
*	Imagicaaworld Entertainment Ltd.	27,765	19,995
	India Nippon Electricals Ltd.	1,257	10,912
		Shares	Value»
INDIA — (Continued)
	India Power Corp. Ltd.	152,487	$22,133
Ω	IndiaMart InterMesh Ltd.	7,524	222,028
	Indian Bank	55,050	389,400
Ω	Indian Energy Exchange Ltd.	167,763	258,782
	Indian Hotels Co. Ltd.	76,736	645,954
	Indian Hume Pipe Co. Ltd.	1,302	6,061
	Indian Oil Corp. Ltd.	285,313	470,377
	Indian Railway Catering & Tourism Corp. Ltd.	41,983	346,455
Ω	Indian Railway Finance Corp. Ltd.	172,722	250,748
	Indigo Paints Ltd.	6,455	88,081
	Indo Count Industries Ltd.	37,669	115,948
*	Indo Tech Transformers Ltd.	479	9,138
	Indoco Remedies Ltd.	12,559	45,253
*Ω	IndoStar Capital Finance Ltd.	8,296	27,317
	Indraprastha Gas Ltd.	147,479	343,600
*	Indus Towers Ltd.	419,263	1,721,444
	IndusInd Bank Ltd.	60,906	551,954
*	Infibeam Avenues Ltd.	533,621	87,154
	Info Edge India Ltd.	60,455	954,510
	Infosys Ltd. (INFO IN)	657,952	11,189,014
#	Infosys Ltd. (INFY US), Sponsored ADR	87,126	1,456,747
	Ingersoll Rand India Ltd.	3,395	149,407
*	Inox Green Energy Services Ltd.	17,968	33,334
*	Inox Wind Ltd.	42,723	72,858
	Insecticides India Ltd.	4,268	52,209
	Intellect Design Arena Ltd.	26,812	310,571
*Ω	InterGlobe Aviation Ltd.	26,085	1,746,080
	IOL Chemicals & Pharmaceuticals Ltd.	55,655	65,084
	ION Exchange India Ltd.	24,746	131,002
	IRB Infrastructure Developers Ltd.	317,209	162,295
Ω	IRCON International Ltd.	88,272	176,749
	ISGEC Heavy Engineering Ltd.	12,476	155,585
	ITD Cementation India Ltd.	81,758	723,290

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	J Kumar Infraprojects Ltd.	26,887	$215,893
	Jagran Prakashan Ltd.	39,685	32,973
	Jai Corp. Ltd.	4,486	5,625
*	Jain Irrigation Systems Ltd.	62,752	36,288
	Jammu & Kashmir Bank Ltd.	214,245	253,582
	Jamna Auto Industries Ltd.	69,126	72,613
	Jash Engineering Ltd.	7,348	48,718
	JB Chemicals & Pharmaceuticals Ltd.	31,244	633,093
	JBM Auto Ltd.	12,945	94,360
	Jindal Drilling & Industries Ltd.	4,578	33,495
	Jindal Poly Films Ltd.	3,455	22,777
	Jindal Saw Ltd.	180,605	433,608
	Jindal Stainless Ltd.	128,051	1,007,772
*	Jio Financial Services Ltd.	287,473	1,074,196
*	JITF Infralogistics Ltd.	4,303	17,123
	JK Paper Ltd.	31,803	128,808
	JK Tyre & Industries Ltd.	53,575	203,999
	JM Financial Ltd.	203,225	363,588
	JTEKT India Ltd.	24,628	36,142
	Jubilant Foodworks Ltd.	120,306	889,552
	Jubilant Ingrevia Ltd.	23,286	205,199
	Jubilant Pharmova Ltd.	32,372	439,648
	Jupiter Wagons Ltd.	14,416	55,917
*	Just Dial Ltd.	8,545	81,428
	Jyothy Labs Ltd.	56,399	215,392
*	Jyoti Structures Ltd.	308,660	58,866
	Kabra Extrusiontechnik Ltd.	2,360	7,610
	Kajaria Ceramics Ltd.	25,343	340,020
	Kalpataru Projects International Ltd.	54,286	707,486
	Kalyan Jewellers India Ltd.	45,522	305,930
	Kansai Nerolac Paints Ltd.	64,021	178,825
	Karnataka Bank Ltd.	70,415	144,686
	Karur Vysya Bank Ltd.	221,304	669,217
	Kaveri Seed Co. Ltd.	10,033	126,626
*	Kaynes Technology India Ltd.	1,287	90,580
	KDDL Ltd.	2,574	78,681
	KEC International Ltd.	50,474	493,222
	KEI Industries Ltd.	15,173	661,945
		Shares	Value»
INDIA — (Continued)
*	Kellton Tech Solutions Ltd.	98,660	$32,013
	Kennametal India Ltd.	1,852	45,666
	Kewal Kiran Clothing Ltd.	6,875	43,383
	Keystone Realtors Ltd.	1,397	9,841
	Kfin Technologies Ltd.	16,902	207,234
*	Kiri Industries Ltd.	10,537	65,524
	Kirloskar Brothers Ltd.	13,033	290,777
*	Kirloskar Electric Co. Ltd.	9,045	13,184
	Kirloskar Ferrous Industries Ltd.	26,069	178,983
	Kirloskar Industries Ltd.	302	14,679
	Kirloskar Oil Engines Ltd.	32,141	328,380
	Kirloskar Pneumatic Co. Ltd.	8,928	133,799
	Kitex Garments Ltd.	17,026	43,657
	KNR Constructions Ltd.	73,478	178,298
	Kolte-Patil Developers Ltd.	11,761	55,175
	Kopran Ltd.	5,163	9,429
	Kotak Mahindra Bank Ltd.	56,768	1,279,907
	KPIT Technologies Ltd.	44,288	614,033
	KPR Mill Ltd.	33,229	430,259
	KRBL Ltd.	25,358	111,049
	Krsnaa Diagnostics Ltd.	8,390	82,015
	KSB Ltd.	17,455	168,247
	L&T Finance Ltd.	198,688	455,741
Ω	L&T Technology Services Ltd.	6,367	310,700
	LA Opala RG Ltd.	10,121	31,772
Ω	Laurus Labs Ltd.	35,466	352,500
	Laxmi Organic Industries Ltd.	25,081	58,170
*Ω	Lemon Tree Hotels Ltd.	127,023	216,740
	LG Balakrishnan & Bros Ltd.	13,711	197,312
	LIC Housing Finance Ltd.	127,118	846,402
*	Lloyds Engineering Works Ltd.	157,135	121,144
	Lloyds Metals & Energy Ltd.	17,567	300,537
	LMW Ltd.	679	116,817
Ω	Lodha Developers Ltd.	13,615	191,204
	LT Foods Ltd.	85,633	472,976

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	LTIMindtree Ltd.	14,315	$828,063
	Lumax Auto Technologies Ltd.	16,888	208,762
	Lumax Industries Ltd.	1,385	62,205
	LUX Industries Ltd.	2,738	42,804
	Madhya Bharat Agro Products Ltd.	6,920	34,943
	Mahanagar Gas Ltd.	18,022	276,816
	Maharashtra Scooters Ltd.	1,043	188,866
	Maharashtra Seamless Ltd.	18,304	146,719
	Mahindra & Mahindra Financial Services Ltd.	152,148	444,209
	Mahindra & Mahindra Ltd.	167,531	6,092,246
*	Mahindra Holidays & Resorts India Ltd.	23,517	95,224
	Mahindra Lifespace Developers Ltd.	36,144	153,836
Ω	Mahindra Logistics Ltd.	8,755	33,501
*	Man Industries India Ltd.	11,126	56,433
	Man Infraconstruction Ltd.	41,881	82,970
	Manali Petrochemicals Ltd.	16,182	12,540
	Manappuram Finance Ltd.	314,625	906,705
	Manorama Industries Ltd.	2,965	51,280
	Marico Ltd.	118,957	961,258
Ω	Marine Electricals India Ltd.	27,197	56,439
	Maruti Suzuki India Ltd.	14,284	2,034,743
Ω	MAS Financial Services Ltd.	23,631	83,048
	Mastek Ltd.	7,940	218,993
Ω	Matrimony.com Ltd.	2,006	12,110
*	Max Estates Ltd.	12,691	69,981
*	Max Financial Services Ltd.	17,808	303,146
	Mayur Uniquoters Ltd.	9,607	60,561
	Mazagon Dock Shipbuilders Ltd.	9,562	300,011
Ω	Medi Assist Healthcare Services Ltd.	11,864	71,778
*	Medplus Health Services Ltd.	17,172	182,350
*	Meghmani Organics Ltd.	31,708	35,674
	Metro Brands Ltd.	2,900	41,107
		Shares	Value»
INDIA — (Continued)
*Ω	Metropolis Healthcare Ltd.	10,176	$230,389
	Minda Corp. Ltd.	35,037	197,881
Ω	Mishra Dhatu Nigam Ltd.	11,716	52,593
	MM Forgings Ltd.	9,428	36,782
	MOIL Ltd.	17,256	67,238
	Mold-Tek Packaging Ltd.	2,105	19,804
	Monte Carlo Fashions Ltd.	7,517	49,652
	Motherson Sumi Wiring India Ltd.	948,036	401,995
	Motilal Oswal Financial Services Ltd.	69,721	721,792
	Mphasis Ltd.	29,114	920,478
	MPS Ltd.	2,049	54,766
	MRF Ltd.	607	1,022,408
	Mrs Bectors Food Specialities Ltd.	12,586	216,013
	Muthoot Finance Ltd.	36,538	1,089,129
*	Nalwa Sons Investments Ltd.	488	37,255
*Ω	Navkar Corp. Ltd.	21,553	32,028
	Navneet Education Ltd.	43,763	73,922
*	Nazara Technologies Ltd.	7,441	114,148
	NBCC India Ltd.	232,518	284,642
	NELCO Ltd.	3,866	36,277
	Neogen Chemicals Ltd.	3,317	57,990
	NESCO Ltd.	10,471	164,580
*	Network18 Media & Investments Ltd.	42,666	26,889
	Neuland Laboratories Ltd.	4,643	704,594
	Newgen Software Technologies Ltd.	21,752	210,267
	NHPC Ltd.	494,598	466,032
	NIIT Learning Systems Ltd.	38,837	140,672
	NIIT Ltd.	36,285	47,419
	Nilkamal Ltd.	2,955	56,710
Ω	Nippon Life India Asset Management Ltd.	47,304	435,808
	Nitin Spinners Ltd.	5,171	21,528
	NOCIL Ltd.	31,355	66,231
	NRB Bearings Ltd.	15,300	49,834
	Nucleus Software Exports Ltd.	3,391	40,809
	Nuvama Wealth Management Ltd.	3,573	293,814
	Oberoi Realty Ltd.	26,698	493,273

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	One 97 Communications Ltd.	57,591	$712,775
*	Onesource Specialty Pharma Ltd.	14,592	327,310
*	Optiemus Infracom Ltd.	6,651	45,195
	Oracle Financial Services Software Ltd.	8,230	788,134
*	Orchid Pharma Ltd.	3,540	29,614
	Orient Electric Ltd.	33,170	81,063
	Oriental Aromatics Ltd.	439	1,866
	Oriental Hotels Ltd.	27,350	44,517
	Page Industries Ltd.	1,369	761,062
	Paisalo Digital Ltd.	217,106	76,534
*	Panacea Biotec Ltd.	2,792	12,726
	Panama Petrochem Ltd.	12,821	53,089
Ω	Parag Milk Foods Ltd., Class F	20,587	57,518
*	Paramount Communications Ltd.	24,044	15,255
	Patanjali Foods Ltd.	11,549	244,558
*	Patel Engineering Ltd.	156,428	66,294
*	PB Fintech Ltd.	19,261	394,361
*	PC Jeweller Ltd.	712,610	125,577
	PDS Ltd.	13,278	53,922
	Pearl Global Industries Ltd.	4,305	73,863
*	Peninsula Land Ltd.	50,781	20,747
	Persistent Systems Ltd.	27,934	1,630,434
	Petronet LNG Ltd.	362,859	1,188,170
	PG Electroplast Ltd.	49,389	456,925
	Phoenix Mills Ltd.	24,839	419,464
	PI Industries Ltd.	16,074	775,937
	Pidilite Industries Ltd.	24,355	795,066
	Piramal Enterprises Ltd.	50,304	723,705
	Pitti Engineering Ltd.	5,582	59,713
	PIX Transmissions Ltd.	1,211	20,697
	PNB Gilts Ltd.	7,393	8,977
*Ω	PNB Housing Finance Ltd.	55,515	621,657
	PNC Infratech Ltd.	65,386	230,809
	Pokarna Ltd.	4,739	50,112
	Polycab India Ltd.	10,142	786,111
	Polyplex Corp. Ltd.	6,072	76,973
	Pondy Oxides & Chemicals Ltd.	1,347	18,132
*	Poonawalla Fincorp Ltd.	70,530	341,845
		Shares	Value»
INDIA — (Continued)
	Power Finance Corp. Ltd.	482,126	$2,246,414
	Power Grid Corp. of India Ltd.	444,174	1,469,597
	Power Mech Projects Ltd.	7,156	254,463
	Praj Industries Ltd.	41,521	219,689
	Prakash Pipes Ltd.	3,326	13,656
Ω	Prataap Snacks Ltd.	3,362	37,265
	Precision Camshafts Ltd.	3,589	7,291
	Precision Wires India Ltd.	17,154	34,467
	Prestige Estates Projects Ltd.	31,475	580,996
*	Pricol Ltd.	27,417	134,454
*	Prime Focus Ltd.	1,853	3,046
	Prince Pipes & Fittings Ltd.	11,274	43,267
	Privi Speciality Chemicals Ltd.	2,721	79,492
	Procter & Gamble Health Ltd.	3,293	222,330
	Procter & Gamble Hygiene & Health Care Ltd.	1,579	247,505
*	PSP Projects Ltd.	2,001	17,095
*	PTC India Financial Services Ltd.	107,802	51,032
	PTC India Ltd.	117,477	256,361
	Punjab National Bank	338,432	403,591
*	Puravankara Ltd.	13,023	42,693
*	PVR Inox Ltd.	19,598	223,002
Ω	Quess Corp. Ltd.	28,544	96,426
	R Systems International Ltd.	9,929	47,140
	Raghav Productivity Enhancers Ltd.	1,315	9,463
	Rail Vikas Nigam Ltd.	47,996	189,173
	Rain Industries Ltd.	85,963	153,075
*	Rajesh Exports Ltd.	11,590	24,772
	Rajratan Global Wire Ltd.	4,195	18,334
	Rallis India Ltd.	36,557	155,759
	Ram Ratna Wires Ltd.	1,663	14,768
*	Rama Steel Tubes Ltd.	86,570	10,792
	Ramco Industries Ltd.	17,856	59,594
*	Ramco Systems Ltd.	6,666	29,050
	Ramkrishna Forgings Ltd.	36,444	241,310
*	Ramky Infrastructure Ltd.	7,335	48,832
	Rane Holdings Ltd.	761	13,157
	Rashtriya Chemicals & Fertilizers Ltd.	47,699	82,396

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Rategain Travel Technologies Ltd.	5,665	$28,186
	Ratnamani Metals & Tubes Ltd.	9,623	289,329
Ω	RBL Bank Ltd.	164,180	497,425
	REC Ltd.	378,265	1,695,075
	Redington Ltd.	341,545	972,804
	Redtape Ltd.	80,105	117,281
*	Refex Industries Ltd.	12,904	63,519
	Reliance Industrial Infrastructure Ltd.	2,954	29,105
Ω	Reliance Industries Ltd. (RIGD LI), Sponsored GDR	197	12,401
	Reliance Industries Ltd. (RIL IN)	252,254	3,983,144
Ω	Reliance Industries Ltd. (RLNIY US), Sponsored GDR	86,638	5,458,194
*	Religare Enterprises Ltd.	35,776	108,860
	Repco Home Finance Ltd.	11,537	53,351
	Responsive Industries Ltd.	8,863	22,004
*	Restaurant Brands Asia Ltd.	24,146	22,410
	Rico Auto Industries Ltd.	28,598	23,227
	RITES Ltd.	39,156	114,160
	Rossari Biotech Ltd.	5,064	40,913
	Route Mobile Ltd.	6,998	71,859
	RPG Life Sciences Ltd.	840	22,941
*	RPSG Ventures Ltd.	3,954	44,980
	Rupa & Co. Ltd.	4,478	10,787
	Safari Industries India Ltd.	9,000	215,634
	Saksoft Ltd.	14,025	33,403
*Ω	Salasar Techno Engineering Ltd.	258,891	21,048
	Sammaan Capital Ltd.	184,208	264,824
	Samvardhana Motherson International Ltd.	1,092,827	1,202,813
	Sandhar Technologies Ltd.	9,738	53,955
	Sandur Manganese & Iron Ores Ltd.	3,261	16,840
	Sangam India Ltd.	4,409	21,595
	Sanghvi Movers Ltd.	8,185	25,078
	Sanofi Consumer Healthcare India Ltd.	2,649	148,350
Ω	Sansera Engineering Ltd.	17,379	261,662
		Shares	Value»
INDIA — (Continued)
*	Sapphire Foods India Ltd.	80,514	$290,132
	Saregama India Ltd.	17,903	98,397
	Sasken Technologies Ltd.	2,274	38,311
*	Satin Creditcare Network Ltd.	25,445	42,020
	Savita Oil Technologies Ltd.	7,544	34,325
*	SBFC Finance Ltd.	153,357	182,361
	SBI Cards & Payment Services Ltd.	41,182	378,887
Ω	SBI Life Insurance Co. Ltd.	56,314	1,177,667
	Schaeffler India Ltd.	8,670	406,238
*	Schneider Electric Infrastructure Ltd.	14,576	166,064
*	SEAMEC Ltd.	2,917	26,182
	Senco Gold Ltd.	16,665	59,399
*	SEPC Ltd.	350,180	42,099
*	Sequent Scientific Ltd.	34,602	67,408
	Seshasayee Paper & Boards Ltd.	18,452	57,443
*Ω	SH Kelkar & Co. Ltd.	19,183	56,019
	Shaily Engineering Plastics Ltd.	3,787	68,680
	Shakti Pumps India Ltd.	24,768	251,128
	Shankara Building Products Ltd.	3,629	48,655
	Shanthi Gears Ltd.	5,846	36,677
	Sharda Cropchem Ltd.	9,213	118,522
	Sharda Motor Industries Ltd.	11,276	133,736
	Share India Securities Ltd.	25,564	50,436
*	Sheela Foam Ltd.	11,443	86,991
*	Shilpa Medicare Ltd.	16,072	159,561
	Shipping Corp. of India Land & Assets Ltd.	79,327	45,347
	Shipping Corp. of India Ltd.	75,282	184,624
	Shivalik Bimetal Controls Ltd.	5,855	35,255
*	Shoppers Stop Ltd.	10,895	64,643
*	Shree Renuka Sugars Ltd.	86,591	29,469
	Shriram Finance Ltd.	352,655	2,529,552
	Shriram Pistons & Rings Ltd.	5,625	153,632
*	Shriram Properties Ltd.	21,479	22,108
	Shyam Metalics & Energy Ltd.	8,825	98,577

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Siemens Energy India Ltd.	4,010	$147,447
	Siemens Ltd.	4,010	138,142
*	SIS Ltd.	16,017	70,641
	Siyaram Silk Mills Ltd.	11,087	78,984
	SJS Enterprises Ltd.	8,889	123,740
	SJVN Ltd.	79,621	83,861
	SKF India Ltd.	7,276	404,750
	Skipper Ltd.	6,965	38,667
	SML ISUZU Ltd.	418	15,712
	Snowman Logistics Ltd.	49,401	30,402
	Sobha Ltd.	13,472	244,789
*	Solara Active Pharma Sciences Ltd.	7,240	52,876
	Somany Ceramics Ltd.	6,440	39,570
Ω	Sona Blw Precision Forgings Ltd.	33,718	173,004
	Sonata Software Ltd.	45,545	203,313
	South Indian Bank Ltd.	591,857	199,612
*	SP Apparels Ltd.	2,998	28,466
*	Spandana Sphoorty Financial Ltd.	12,263	37,560
	SRF Ltd.	20,744	716,556
*	Star Health & Allied Insurance Co. Ltd.	18,288	92,077
	State Bank of India (SBID LI), GDR	382	34,968
	State Bank of India (SBIN IN)	335,344	3,036,266
	State Bank of India (SBKFF US), GDR	4,246	389,358
*	Sterlite Technologies Ltd.	68,823	93,448
	STL Networks Ltd.	37,796	11,158
	Stove Kraft Ltd.	5,937	39,976
	Strides Pharma Science Ltd.	29,185	289,182
*	Stylam Industries Ltd.	3,769	74,503
	Styrenix Performance Materials Ltd.	4,025	133,116
*	Subex Ltd.	185,975	27,710
	Subros Ltd.	11,222	109,021
	Sudarshan Chemical Industries Ltd.	18,585	301,967
	Sumitomo Chemical India Ltd.	32,053	236,395
	Sun TV Network Ltd.	53,547	343,081
	Sundaram Finance Ltd.	17,197	908,837
	Sundram Fasteners Ltd.	42,894	484,238
	Sundrop Brands Ltd.	3,238	30,051
	Sunteck Realty Ltd.	22,656	101,416
		Shares	Value»
INDIA — (Continued)
	Suprajit Engineering Ltd.	34,194	$178,493
	Supreme Industries Ltd.	10,456	511,616
	Supreme Petrochem Ltd.	34,151	304,895
	Supriya Lifescience Ltd.	5,584	41,943
	Surya Roshni Ltd.	12,740	47,572
*	Suzlon Energy Ltd.	1,385,148	964,363
	Swaraj Engines Ltd.	2,802	133,713
	Swelect Energy Systems Ltd.	517	3,832
	Symphony Ltd.	3,005	38,002
	TAJGVK Hotels & Resorts Ltd.	4,833	22,513
	Talbros Automotive Components Ltd.	6,205	20,203
	Tamil Nadu Newsprint & Papers Ltd.	20,871	38,027
	Tamilnad Mercantile Bank Ltd.	20,765	108,292
	Tanla Platforms Ltd.	24,279	173,686
*	TARC Ltd.	37,981	79,727
	Tarsons Products Ltd.	2,170	9,125
	Tasty Bite Eatables Ltd.	113	14,521
	Tata Chemicals Ltd.	69,424	775,851
	Tata Communications Ltd.	27,247	530,509
	Tata Consultancy Services Ltd.	118,339	4,076,263
	Tata Consumer Products Ltd.	44,296	540,708
	Tata Elxsi Ltd.	7,347	508,233
	Tata Motors Ltd.	486,145	3,677,365
	TCI Express Ltd.	3,568	28,490
	TCPL Packaging Ltd.	500	20,524
	TD Power Systems Ltd.	51,230	296,357
*	TeamLease Services Ltd.	2,660	55,474
	Tech Mahindra Ltd.	78,449	1,301,748
	Techno Electric & Engineering Co. Ltd.	14,897	244,843
	Technocraft Industries India Ltd.	1,489	53,034
	Tega Industries Ltd.	5,396	116,525
	Texmaco Infrastructure & Holdings Ltd.	15,361	17,323
	Texmaco Rail & Engineering Ltd.	70,472	117,398
	Thanga Mayil Jewellery Ltd.	2,416	51,871

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Thejo Engineering Ltd.	954	$25,618
	Thermax Ltd.	3,161	141,689
	Thirumalai Chemicals Ltd.	31,719	107,424
	Thomas Cook India Ltd.	64,054	122,719
Ω	Thyrocare Technologies Ltd.	7,192	108,708
	Time Technoplast Ltd.	64,697	343,010
	Timken India Ltd.	9,809	369,596
	Tips Music Ltd.	14,714	98,088
	Titagarh Rail System Ltd.	18,074	176,555
	Titan Co. Ltd.	51,149	1,942,813
	Torrent Power Ltd.	34,185	507,244
	Tourism Finance Corp. of India Ltd.	29,690	99,827
	Transformers & Rectifiers India Ltd.	9,822	57,228
	TransIndia Real Estate Ltd.	41,140	15,415
	Transport Corp. of India Ltd.	14,264	190,047
	Trent Ltd.	30,142	1,721,364
	Trident Ltd.	408,948	140,015
	Triveni Engineering & Industries Ltd.	40,566	157,813
	Triveni Turbine Ltd.	38,438	261,724
	TTK Prestige Ltd.	13,592	97,741
	Tube Investments of India Ltd.	21,242	684,887
	TVS Holdings Ltd.	2,529	333,970
	TVS Motor Co. Ltd.	49,260	1,573,031
	TVS Srichakra Ltd.	1,547	52,902
	Uflex Ltd.	16,579	111,692
*	Ugro Capital Ltd.	22,894	44,251
Ω	Ujjivan Small Finance Bank Ltd.	305,527	154,183
*	Unichem Laboratories Ltd.	9,330	66,744
	Union Bank of India Ltd.	398,765	592,843
	Universal Cables Ltd.	2,727	22,989
	UNO Minda Ltd.	48,730	576,649
*	UPL Ltd.	140,790	1,083,781
*	Urja Global Ltd.	158,388	25,133
	Usha Martin Ltd.	56,679	242,186
	UTI Asset Management Co. Ltd.	22,187	334,448
*	V2 Retail Ltd.	8,796	185,443
*	VA Tech Wabag Ltd.	21,305	382,764
	Vadilal Industries Ltd.	455	27,035
	Vaibhav Global Ltd.	19,165	49,264
*	Valor Estate Ltd.	64,484	135,252
	Vardhman Textiles Ltd.	62,041	307,039
		Shares	Value»
INDIA — (Continued)
*Ω	Varroc Engineering Ltd.	19,549	$118,905
	Varun Beverages Ltd.	208,156	1,233,350
*	Vascon Engineers Ltd.	8,915	5,447
	Vedant Fashions Ltd.	11,647	99,843
	Veedol Corporation Ltd.	2,844	53,658
	Venky's India Ltd.	2,715	46,761
Ω	Venus Pipes & Tubes Ltd.	1,949	30,953
*	Veranda Learning Solutions Ltd.	4,033	10,852
	Vesuvius India Ltd.	29,870	175,752
	V-Guard Industries Ltd.	68,621	298,974
	Vidhi Specialty Food Ingredients Ltd.	3,169	14,773
	Vijaya Diagnostic Centre Ltd.	10,190	124,436
	Vimta Labs Ltd.	3,186	25,368
	Vinati Organics Ltd.	7,186	149,466
	Vindhya Telelinks Ltd.	1,779	31,895
	Vintage Coffee & Beverages Ltd.	18,649	32,992
	Vishnu Chemicals Ltd.	3,386	21,905
*	Vishnu Prakash R Punglia Ltd.	10,957	19,982
*	VL E-Governance & IT Solutions Ltd.	21,625	10,891
*	Vodafone Idea Ltd.	3,079,523	241,781
	Voltamp Transformers Ltd.	2,012	200,930
	Voltas Ltd.	28,396	426,169
	VRL Logistics Ltd.	16,456	115,710
	VST Tillers Tractors Ltd.	1,875	97,274
*	Walchandnagar Industries Ltd.	14,309	32,337
*	Websol Energy System Ltd.	11,216	169,717
	Welspun Corp. Ltd.	54,787	580,574
	Welspun Enterprises Ltd.	24,576	137,457
	Welspun Living Ltd.	146,012	211,305
	West Coast Paper Mills Ltd.	9,857	59,681
*	Westlife Foodworld Ltd.	25,414	209,706
	Wheels India Ltd.	788	6,826
	Whirlpool of India Ltd.	17,859	270,659
	Windlas Biotech Ltd.	2,051	22,905
	Wipro Ltd.	313,811	882,560
	Wonderla Holidays Ltd.	8,149	58,764
	Yasho Industries Ltd.	693	15,161

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Yes Bank Ltd.	2,117,794	$455,206
	Zee Entertainment Enterprises Ltd.	312,659	421,032
*	Zee Media Corp. Ltd.	142,404	21,567
	Zensar Technologies Ltd.	61,616	566,751
TOTAL INDIA			296,144,008
INDONESIA — (1.1%)
*	Adhi Karya Persero Tbk. PT	1,028,425	15,105
	Adi Sarana Armada Tbk. PT	778,400	40,073
*	Alam Sutera Realty Tbk. PT	6,226,300	58,952
	Arwana Citramulia Tbk. PT	1,905,200	67,647
	Aspirasi Hidup Indonesia Tbk. PT	3,662,100	104,547
	Astra Agro Lestari Tbk. PT	250,667	103,617
	Astra Otoparts Tbk. PT	444,800	58,088
	Avia Avian Tbk. PT	3,083,100	85,199
*	Bank Aladin Syariah Tbk. PT	445,700	21,649
	Bank Amar Indonesia Tbk. PT	1,597,862	19,997
	Bank BTPN Syariah Tbk. PT	1,126,400	96,275
*	Bank Bukopin Tbk. PT	13,112,043	50,093
	Bank Central Asia Tbk. PT	5,576,800	2,795,067
*	Bank China Construction Bank Indonesia Tbk. PT	4,112,500	16,742
*	Bank Jago Tbk. PT	435,800	49,381
	Bank Mandiri Persero Tbk. PT	5,019,588	1,366,486
*	Bank Mayapada International Tbk. PT	6,494,246	72,487
	Bank Maybank Indonesia Tbk. PT	6,214,700	77,862
*	Bank Nationalnobu Tbk. PT	515,300	16,246
	Bank Negara Indonesia Persero Tbk. PT	2,210,000	535,944
*	Bank Neo Commerce Tbk. PT	2,864,700	42,096
	Bank OCBC Nisp Tbk. PT	1,188,200	95,915
*	Bank Pan Indonesia Tbk. PT	954,200	64,875
		Shares	Value»
INDONESIA — (Continued)
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,070,443	$51,048
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,735,000	53,218
	Bank Rakyat Indonesia Persero Tbk. PT	7,548,786	1,690,403
	Bank Syariah Indonesia Tbk. PT	677,561	111,855
	Bank Tabungan Negara Persero Tbk. PT	2,178,081	146,781
	Barito Pacific Tbk. PT	627,703	99,884
	BFI Finance Indonesia Tbk. PT	3,877,100	179,967
*	Bintang Oto Global Tbk. PT	9,700	339
	BISI International Tbk. PT	932,700	52,369
	Blue Bird Tbk. PT	295,600	34,977
*	Buana Lintas Lautan Tbk. PT	8,333,400	68,353
*	Bukalapak.com Tbk. PT	20,529,600	187,970
*	Bumi Resources Minerals Tbk. PT	6,130,800	159,636
*	Bumi Serpong Damai Tbk. PT	2,174,000	104,141
*	Capital Financial Indonesia Tbk. PT	496,900	31,253
	Chandra Asri Pacific Tbk. PT	111,600	62,743
	Charoen Pokphand Indonesia Tbk. PT	1,056,915	315,885
	Ciputra Development Tbk. PT	4,535,500	252,618
	Cisarua Mountain Dairy Tbk. PT	324,200	98,307
*	Citra Marga Nusaphala Persada Tbk. PT	1,135,202	90,445
	Dayamitra Telekomunikasi PT	3,586,900	126,448
	Dharma Satya Nusantara Tbk. PT	1,491,000	124,389
*	Dian Swastatika Sentosa Tbk. PT	109,000	428,931
	Elnusa Tbk. PT	1,746,000	51,755
	Erajaya Swasembada Tbk. PT	5,078,600	149,936
	Gajah Tunggal Tbk. PT	418,200	26,635

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Garudafood Putra Putri Jaya Tbk. PT	3,882,200	$85,888
	Golden Energy Mines Tbk. PT	92,200	51,230
	Hexindo Adiperkasa Tbk. PT	105,600	34,485
*	Impack Pratama Industri Tbk. PT	2,266,900	68,567
	Indah Kiat Pulp & Paper Tbk. PT	909,500	374,651
	Indofood CBP Sukses Makmur Tbk. PT	286,200	170,011
	Indofood Sukses Makmur Tbk. PT	1,190,100	614,515
	Indomobil Sukses Internasional Tbk. PT	472,400	29,780
	Indosat Tbk. PT	1,320,000	176,156
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,799,372	86,662
*††	Inti Agri Resources Tbk. PT	3,873,200	0
*	Intiland Development Tbk. PT	1,708,900	13,080
	Japfa Comfeed Indonesia Tbk. PT	2,423,400	234,683
	Jasa Marga Persero Tbk. PT	565,926	122,977
	Jaya Real Property Tbk. PT	562,800	25,489
*	Kawasan Industri Jababeka Tbk. PT	8,814,068	101,203
	KMI Wire & Cable Tbk. PT	1,054,000	24,569
	Map Aktif Adiperkasa PT	4,199,800	176,017
	Matahari Department Store Tbk. PT	303,900	32,248
	Mayora Indah Tbk. PT	1,057,625	143,076
	MD Entertainment Tbk. PT	150,700	15,570
*	Media Nusantara Citra Tbk. PT	2,884,200	44,114
*	Merdeka Battery Materials Tbk. PT	4,715,500	136,738
*	Merdeka Copper Gold Tbk. PT	921,021	131,522
	Metrodata Electronics Tbk. PT	2,389,000	86,281
	Metropolitan Kentjana Tbk. PT	9,800	13,610
	Mitra Adiperkasa Tbk. PT	4,680,600	334,009
	Mitra Pinasthika Mustika Tbk. PT	665,400	38,595
		Shares	Value»
INDONESIA — (Continued)
*	MNC Digital Entertainment Tbk. PT	764,900	$22,677
*	MNC Land Tbk. PT	19,376,200	198,724
	Mulia Industrindo Tbk. PT	1,559,300	30,711
	Nippon Indosari Corpindo Tbk. PT	471,744	23,226
Ω	Nusantara Sejahtera Raya Tbk. PT	5,096,000	43,041
	Pabrik Kertas Tjiwi Kimia Tbk. PT	631,300	234,996
*	Pacific Strategic Financial Tbk. PT	140,700	9,617
	Pakuwon Jati Tbk. PT	6,811,100	145,568
*	Panin Financial Tbk. PT	5,975,200	92,015
*	Paninvest Tbk. PT	314,700	17,185
	Pantai Indah Kapuk Dua Tbk. PT	40,800	40,756
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,476,900	124,545
	Petrosea Tbk. PT	619,600	141,807
*††	Pool Advista Indonesia Tbk. PT	350,400	200
*	PP Persero Tbk. PT	995,000	23,321
	Prodia Widyahusada Tbk. PT	61,100	10,823
	Puradelta Lestari Tbk. PT	3,337,300	27,958
*††	Rimo International Lestari Tbk. PT	18,540,300	0
	Rukun Raharja Tbk. PT	338,800	53,620
	Salim Ivomas Pratama Tbk. PT	1,247,200	50,770
	Sampoerna Agro Tbk. PT	487,800	88,834
	Samudera Indonesia Tbk. PT	4,432,700	88,248
	Sarana Menara Nusantara Tbk. PT	10,744,100	397,678
	Sariguna Primatirta Tbk. PT	2,059,800	69,859
	Sawit Sumbermas Sarana Tbk. PT	1,425,300	120,710
	Selamat Sempurna Tbk. PT	1,169,600	140,868
*	Sinar Mas Multiartha Tbk. PT	16,500	15,957
*††	Sri Rejeki Isman Tbk. PT	6,771,700	11,266
	Steel Pipe Industry of Indonesia PT	1,516,900	31,845

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Sumber Alfaria Trijaya Tbk. PT	3,303,900	$464,369
	Sumber Tani Agung Resources Tbk. PT	229,500	13,028
	Summarecon Agung Tbk. PT	4,993,220	124,830
	Surya Semesta Internusa Tbk. PT	1,743,900	274,812
*††	Suryainti Permata Tbk. PT	1,280,000	0
#	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	42,948	755,885
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	1,051,400	184,620
	Temas Tbk. PT	3,434,000	26,684
	Tempo Scan Pacific Tbk. PT	330,100	44,047
	Tower Bersama Infrastructure Tbk. PT	671,400	79,779
*††	Trada Alam Minera Tbk. PT	12,608,800	0
	Transcoal Pacific Tbk. PT	236,300	90,107
	Trimegah Bangun Persada Tbk. PT	2,204,400	95,693
	Triputra Agro Persada PT	2,299,200	202,372
	Tunas Baru Lampung Tbk. PT	1,575,685	76,563
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	1,103,800	86,735
	Unilever Indonesia Tbk. PT	1,734,600	179,954
	Vale Indonesia Tbk. PT	487,154	101,868
*††	Waskita Karya Persero Tbk. PT	3,281,726	7,555
*††	Wijaya Karya Persero Tbk. PT	2,898,349	26,949
	XLSMART Telecom Sejahtera Tbk. PT	3,041,649	465,490
TOTAL INDONESIA			19,478,520
KUWAIT — (0.7%)
	A'ayan Leasing & Investment Co. KSCP	297,641	175,090
	A'ayan Real Estate Co. SAK	51,762	17,686
	Agility Public Warehousing Co. KSC	299,697	139,723
		Shares	Value»
KUWAIT — (Continued)
	Al Ahli Bank of Kuwait KSCP	170,035	$166,956
	Al-Eid Food KSC	31,315	22,572
	Ali Alghanim Sons Automotive Co. KSCC	48,763	178,675
*	Alimtiaz Investment Group KSC	438,888	69,706
	Arzan Financial Group for Financing & Investment KPSC	225,383	217,543
*	Asiya Capital Investments Co. KSCP	335,749	48,689
	Boubyan Bank KSCP	45,825	105,518
	Boubyan Petrochemicals Co. KSCP	150,745	318,240
	Boursa Kuwait Securities Co. KPSC	31,948	363,227
	Burgan Bank SAK	204,057	166,370
	Combined Group Contracting Co. SAK	41,185	97,163
	Commercial Facilities Co. SAKP	68,938	52,543
	Commercial Real Estate Co. KSC	395,113	244,785
	Gulf Bank KSCP	389,916	430,739
	Gulf Cables & Electrical Industries Group Co. KSCP	42,508	291,126
	Heavy Engineering & Ship Building Co. KSCP	48,549	136,797
	Humansoft Holding Co. KSC	33,856	265,293
*	IFA Hotels & Resorts-KPSC	4,547	13,001
	Integrated Holding Co. KCSC	73,955	130,970
	Jazeera Airways Co. KSCP	32,853	144,747
	KAMCO Investment Co. KSC	28,922	14,900
	Kuwait Financial Centre SAK	160,786	79,155
	Kuwait International Bank KSCP	442,146	399,249
	Kuwait Investment Co. SAK	95,038	64,212
	Kuwait Real Estate Co. KSC	252,837	296,509

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Kuwait Telecommunications Co.	99,348	$186,572
	Mabanee Co. KPSC	120,807	349,809
	Mezzan Holding Co. KSCC	41,370	167,924
	Mobile Telecommunications Co. KSCP	767,433	1,332,275
*	Munshaat Real Estate Projects Co. KSCP	42,110	26,699
	National Bank of Kuwait SAKP	864,466	2,958,874
*	National Consumer Holding Co. SAK	125,908	45,187
	National Industries Group Holding SAK	509,266	410,031
	National Investments Co. KSCP	220,422	176,716
*	Oula Fuel Marketing Co.	20,292	24,277
*	Privatization Holding Co. KSCP	169,268	30,676
*	Rasiyat Holding Co.	8,861	10,675
	Salhia Real Estate Co. KSCP	122,726	165,406
	Securities House KSC	156,467	41,789
	Specialities Group Holding Co. KSCC	54,384	28,056
††	Sultan Center Food Products Co. KSC	4,567	537
*	Warba Bank KSCP	1,368,962	1,238,174
TOTAL KUWAIT			11,844,861
MALAYSIA — (1.3%)
	Able Global Bhd.	41,700	14,618
#	Aeon Co. M Bhd.	300,700	90,814
#	AEON Credit Service M Bhd.	90,180	108,778
*	AFFIN Bank Bhd.	133,292	74,221
	Ajinomoto Malaysia Bhd.	7,500	22,577
	Alliance Bank Malaysia Bhd.	353,141	371,114
	Allianz Malaysia Bhd.	23,400	95,462
#	AME Elite Consortium Bhd.	127,000	44,837
	AMMB Holdings Bhd. (AMM MK)	431,075	509,352
#	Ancom Nylex Bhd.	205,920	44,826
	Apex Healthcare Bhd.	30,850	17,717
*	Astro Malaysia Holdings Bhd.	350,300	11,883
	Aumas Resources Bhd.	295,500	36,714
		Shares	Value»
MALAYSIA — (Continued)
	Aurelius Technologies Bhd.	87,900	$22,362
#	Axiata Group Bhd.	805,348	508,595
#	Bank Islam Malaysia Bhd.	289,731	151,916
	Batu Kawan Bhd.	39,200	172,983
#*	Bermaz Auto Bhd.	306,800	53,138
	Beshom Holdings Bhd.	72,811	10,177
#*	Bumi Armada Bhd.	1,459,600	150,248
#	Bursa Malaysia Bhd.	136,900	241,467
#	Cahya Mata Sarawak Bhd.	279,900	80,861
	Cape Ems Bhd.	362,300	28,299
#	CB Industrial Product Holding Bhd.	114,580	28,200
	CCK Consolidated Holdings Bhd.	38,000	11,474
#	CelcomDigi Bhd.	439,400	395,157
*	Chin Hin Group Bhd.	90,800	48,661
	CIMB Group Holdings Bhd.	1,193,549	1,824,479
	Coastal Contracts Bhd.	100,500	29,731
	Crescendo Corp. Bhd.	68,600	19,227
	CSC Steel Holdings Bhd.	104,200	25,823
#	CTOS Digital Bhd.	375,700	76,404
#	D&O Green Technologies Bhd.	146,000	35,529
#*	Dagang NeXchange Bhd.	936,800	63,097
#	Dayang Enterprise Holdings Bhd.	244,545	105,179
#	Dialog Group Bhd.	354,214	144,895
	DRB-Hicom Bhd.	391,300	77,303
	Dufu Technology Corp. Bhd.	51,400	14,417
#	Duopharma Biotech Bhd.	139,397	43,094
	Dutch Lady Milk Industries Bhd.	6,400	40,856
	DXN Holdings Bhd.	155,100	18,298
#	Eastern & Oriental Bhd.	297,900	58,090
	Eco World Development Group Bhd.	293,200	139,502
#*	Ekovest Bhd.	793,150	76,817
#	Farm Fresh Bhd.	206,100	83,885
#	Formosa Prosonic Industries Bhd.	83,700	24,877
	Fraser & Neave Holdings Bhd.	22,500	150,858
#	Frontken Corp. Bhd.	327,250	309,794
#	Gamuda Bhd.	234,291	282,788

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Gas Malaysia Bhd.	96,300	$93,679
	Genetec Technology Bhd.	92,300	15,930
	Genting Plantations Bhd.	73,400	84,339
#*	Globetronics Technology Bhd.	78,700	6,947
#*	Greatech Technology Bhd.	248,400	98,650
	Guan Chong Bhd.	211,400	56,283
	HAP Seng Consolidated Bhd.	119,720	71,735
#	Hap Seng Plantations Holdings Bhd.	101,200	45,709
	Hartalega Holdings Bhd.	111,100	37,935
#*	Hengyuan Refining Co. Bhd.	61,100	19,477
	Hextar Global Bhd.	334,560	70,538
	Hiap Teck Venture Bhd.	695,000	48,614
#	Hong Leong Bank Bhd.	25,090	111,540
	Hong Leong Financial Group Bhd.	27,013	102,072
	Hong Leong Industries Bhd.	26,900	82,324
#	Hume Cement Industries Bhd.	31,200	22,262
	Hup Seng Industries Bhd.	164,800	36,616
	IGB Bhd.	96,820	70,863
#	IJM Corp. Bhd.	441,414	293,992
	Inari Amertron Bhd.	140,663	68,941
#	IOI Corp. Bhd.	150,405	132,817
	IOI Properties Group Bhd.	295,710	146,495
#	ITMAX SYSTEM Bhd.	88,400	82,869
#	Jaya Tiasa Holdings Bhd.	239,505	67,612
*	JCY International Bhd.	195,300	15,143
#	Keck Seng Malaysia Bhd.	49,000	61,867
	Kelington Group Bhd.	147,400	145,612
#	Kenanga Investment Bank Bhd.	262,900	55,642
	Kerjaya Prospek Group Bhd.	145,309	69,198
#	Kim Loong Resources Bhd.	89,860	49,460
*	KNM Group Bhd.	277,084	1,620
#	Kossan Rubber Industries Bhd.	429,600	137,573
	Kretam Holdings Bhd.	266,200	43,822
#*	KSL Holdings Bhd.	131,700	49,847
		Shares	Value»
MALAYSIA — (Continued)
#	Kuala Lumpur Kepong Bhd.	70,982	$325,377
#	Lagenda Properties Bhd.	143,100	40,467
	LBS Bina Group Bhd.	391,772	42,533
	Leong Hup International Bhd.	426,800	60,340
#*Ω	Lotte Chemical Titan Holding Bhd.	258,476	42,877
	LPI Capital Bhd.	85,900	291,918
	Magni-Tech Industries Bhd.	96,933	47,823
	Mah Sing Group Bhd.	614,652	167,187
	Malayan Banking Bhd.	534,730	1,176,095
	Malayan Flour Mills Bhd.	388,050	52,667
#	Malaysia Smelting Corp. Bhd.	182,800	49,446
#	Malaysian Pacific Industries Bhd.	31,463	147,348
	Malaysian Resources Corp. Bhd.	797,188	99,287
#	Matrix Concepts Holdings Bhd.	488,812	153,065
#	Maxis Bhd.	304,900	245,323
	MBM Resources Bhd.	60,030	64,653
#	MBSB Bhd.	690,095	110,553
	Mega First Corp. Bhd.	238,800	202,601
	Mi Technovation Bhd.	92,300	43,534
	MISC Bhd.	89,200	155,781
#	MKH Bhd.	164,215	40,659
	MKH Oil Palm East Kalimantan Bhd.	23,459	3,460
	MNRB Holdings Bhd.	186,567	80,681
#Ω	Mr. DIY Group M Bhd.	718,900	277,143
*	Muhibbah Engineering M Bhd.	254,850	34,266
#	NEXG Bhd.	511,900	63,916
††	Nylex Malaysia Bhd.	3,235	34
#	OCK Group Bhd.	213,600	20,724
	OSK Holdings Bhd.	535,044	163,791
#	PA Resources Bhd.	314,000	12,791
	Padini Holdings Bhd.	201,150	93,899
	Panasonic Manufacturing Malaysia Bhd.	7,300	17,944
#	Pantech Group Holdings Bhd.	219,367	34,841
	Paramount Corp. Bhd.	122,940	31,110
	Pecca Group Bhd.	76,700	27,300
	Perak Transit Bhd.	281,850	45,561

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Petron Malaysia Refining & Marketing Bhd.	41,100	$33,895
#	Petronas Chemicals Group Bhd.	189,900	171,858
#	Petronas Dagangan Bhd.	36,800	185,875
#	PPB Group Bhd.	84,960	187,560
#	Press Metal Aluminium Holdings Bhd.	420,600	525,289
	Public Bank Bhd.	1,691,450	1,665,856
	QES Group Bhd.	76,700	7,305
#	QL Resources Bhd.	290,559	289,179
#	RCE Capital Bhd.	222,100	53,498
	RHB Bank Bhd.	315,178	452,498
#	Sam Engineering & Equipment M Bhd.	58,500	57,005
*	Sapura Energy Bhd.	2,737,511	25,574
	Sarawak Oil Palms Bhd.	170,320	133,456
#	Scientex Bhd.	253,200	193,222
	SD Guthrie Bhd.	299,149	334,172
#	Sime Darby Bhd.	506,500	193,081
#	Sime Darby Property Bhd.	613,500	212,618
	SKP Resources Bhd.	363,500	80,153
#*	Solarvest Holdings Bhd.	101,700	59,527
	Southern Cable Group Bhd.	48,700	19,444
	SP Setia Bhd. Group	590,168	154,269
#	Sunway Construction Group Bhd.	83,310	101,882
*	Supermax Corp. Bhd.	584,848	77,226
#	Suria Capital Holdings Bhd.	55,420	21,732
#	Syarikat Takaful Malaysia Keluarga Bhd.	124,568	93,230
#	Ta Ann Holdings Bhd.	107,926	97,234
	Taliworks Corp. Bhd.	197,300	26,763
	Telekom Malaysia Bhd.	140,763	222,232
	Teo Seng Capital Bhd.	47,500	10,557
	Thong Guan Industries Bhd.	95,800	25,283
#	TIME dotCom Bhd.	139,500	169,619
#*	Tropicana Corp. Bhd.	229,628	63,932
#	TSH Resources Bhd.	225,200	61,538
	Uchi Technologies Bhd.	115,170	85,987
#	UEM Sunrise Bhd.	532,564	92,834
#	Unisem M Bhd.	108,500	58,902
	United Malacca Bhd.	20,100	25,177
		Shares	Value»
MALAYSIA — (Continued)
#	United Plantations Bhd.	51,700	$262,308
	UOA Development Bhd.	197,440	81,377
	Velesto Energy Bhd.	1,498,935	63,152
#	VS Industry Bhd.	1,045,195	195,746
#	Wasco Bhd.	102,300	23,431
#*	WCT Holdings Bhd.	392,235	71,822
#	Wellcall Holdings Bhd.	160,650	49,623
#	Westports Holdings Bhd.	124,600	163,301
#	Yinson Holdings Bhd.	404,808	221,652
#	YTL Corp. Bhd.	841,547	487,159
#	YTL Power International Bhd.	337,199	321,361
	Zetrix Ai Bhd.	1,466,910	300,865
TOTAL MALAYSIA			22,467,671
MEXICO — (2.0%)
	Alfa SAB de CV, Class A	1,764,816	1,287,245
#	Alpek SAB de CV	139,367	66,710
*	Alsea SAB de CV	86,653	259,799
	America Movil SAB de CV (AMXB MM)	3,261,741	2,949,658
	Arca Continental SAB de CV	56,616	590,259
*	Axtel SAB de CV	545,074	67,899
Ω	Banco del Bajio SA	341,028	766,477
	Bolsa Mexicana de Valores SAB de CV	79,857	170,889
	Cemex SAB de CV (CEMEXCPO MM)	586,116	511,395
	Cemex SAB de CV (CX US), Sponsored ADR	204,019	1,774,965
*	Cia Minera Autlan SAB de CV	25,536	9,651
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	4,006	332,658
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	22,065	183,397
*	Consorcio ARA SAB de CV	285,651	48,908
*	Controladora Alpek SAB de CV	1,764,816	252,584
*	Controladora AXTEL SAB de CV	1,529,960	58,717

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	202,812	$118,580
	Corp. Actinver SAB de CV	9,800	9,610
#	Corp. Inmobiliaria Vesta SAB de CV	135,803	382,754
	Corporativo Fragua SAB de CV	1,553	45,442
	El Puerto de Liverpool SAB de CV, Class C1	24,666	120,395
#*††	Empresas ICA SAB de CV	72,400	0
	Financiera Independencia SAB de CV SOFOM ENR	10,085	4,678
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	53,660	485,116
#	GCC SAB de CV	64,147	599,748
	Gentera SAB de CV	660,689	1,498,239
	Gruma SAB de CV, Class B	48,349	832,864
	Grupo Aeroportuario del Centro Norte SAB de CV	84,628	1,125,981
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	27,704	637,699
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	3,507	805,874
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	1,151	349,110
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	10,582	320,859
#	Grupo Bimbo SAB de CV	216,413	628,303
#	Grupo Carso SAB de CV	38,124	271,001
#	Grupo Comercial Chedraui SA de CV	68,394	553,424
	Grupo Financiero Banorte SAB de CV, Class O	324,776	2,892,422
		Shares	Value»
MEXICO — (Continued)
	Grupo Financiero Inbursa SAB de CV, Class O	258,333	$665,243
	Grupo Herdez SAB de CV	50,685	145,701
*	Grupo Hotelero Santa Fe SAB de CV	21,807	4,474
	Grupo Industrial Saltillo SAB de CV	114,458	90,401
	Grupo Mexico SAB de CV	485,105	3,026,345
*	Grupo Pochteca SAB de CV	35,990	10,741
#*	Grupo Rotoplas SAB de CV	64,745	47,053
*	Grupo Simec SAB de CV (SIM US), Sponsored ADR	2,821	79,947
*	Grupo Simec SAB de CV (SIMECB MM)	38,410	356,318
#	Grupo Televisa SAB (TLEVICPO MM)	583,240	321,532
*Ω	Grupo Traxion SAB de CV	103,109	90,347
*	Industrias CH SAB de CV	98,329	886,082
*	Industrias Penoles SAB de CV	42,869	1,125,865
	Kimberly-Clark de Mexico SAB de CV, Class A	348,437	652,361
	KUO SAB de CV	28,603	67,471
#	La Comer SAB de CV	127,700	274,354
	Megacable Holdings SAB de CV	390,213	1,076,421
*	Minera Frisco SAB de CV, Class A1	658,986	141,124
*Ω	Nemak SAB de CV	1,006,675	180,364
	Operadora De Sites Mexicanos SAB de CV, Class A-1	57,800	49,972
#	Orbia Advance Corp. SAB de CV	255,067	173,470
	Organizacion Cultiba SAB de CV	24,314	13,842
*	Organizacion Soriana SAB de CV, Class B	220,844	304,253
*	Promotora de Hoteles Norte 19 SAB de CV	142,008	36,057

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	62,084	$733,852
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	17,304	172,902
#	Qualitas Controladora SAB de CV	52,081	471,945
	Regional SAB de CV	123,235	952,826
#*	Sitios Latinoamerica SAB de CV	326,340	55,010
*	Vitro SAB de CV	86,697	25,046
	Wal-Mart de Mexico SAB de CV	419,691	1,236,937
TOTAL MEXICO			34,481,566
PERU — (0.1%)
	Cia de Minas Buenaventura SAA, ADR	11,850	201,568
	Credicorp Ltd.	4,124	977,388
	Intercorp Financial Services, Inc.	3,444	124,191
TOTAL PERU			1,303,147
PHILIPPINES — (0.5%)
*	8990 Holdings, Inc.	437,000	76,286
	Aboitiz Equity Ventures, Inc.	242,600	131,821
	Aboitiz Power Corp.	101,000	74,694
	ACEN Corp.	3,090,900	132,206
	Apex Mining Co., Inc.	740,800	72,563
*	Atlas Consolidated Mining & Development Corp.	602,000	38,574
	Ayala Corp.	27,296	275,770
	Ayala Land, Inc.	751,860	321,236
*	AyalaLand Logistics Holdings Corp.	481,300	11,939
	Bank of the Philippine Islands	195,860	396,729
	BDO Unibank, Inc.	396,940	968,980
*	Cebu Air, Inc.	50,500	30,610
	Cebu Landmasters, Inc.	465,178	19,844
	Century Pacific Food, Inc.	265,300	168,159
	China Banking Corp.	354,847	398,613
	Converge Information & Communications Technology Solutions, Inc.	491,200	150,312
		Shares	Value»
PHILIPPINES — (Continued)
	Cosco Capital, Inc.	821,400	$98,275
	D&L Industries, Inc.	820,700	71,335
*	DITO CME Holdings Corp.	1,352,000	25,252
	DoubleDragon Corp.	395,590	65,740
	Filinvest Development Corp.	54,700	4,662
	First Philippine Holdings Corp.	137,850	185,961
*	Global Ferronickel Holdings, Inc.	762,228	16,816
	Globe Telecom, Inc.	8,335	238,304
	GT Capital Holdings, Inc.	24,639	252,871
	International Container Terminal Services, Inc.	105,880	812,990
	JG Summit Holdings, Inc.	577,728	207,606
	Jollibee Foods Corp.	76,320	283,486
	Keepers Holdings, Inc.	494,000	21,241
	Manila Electric Co.	23,200	213,517
	Manila Water Co., Inc.	432,300	272,476
	Megaworld Corp.	3,423,600	116,593
	Metropolitan Bank & Trust Co.	401,565	509,925
Ω	Monde Nissin Corp.	431,500	55,324
	Nickel Asia Corp.	1,764,600	67,918
	Petron Corp.	1,456,800	61,255
	Philcomsat Holdings Corp.	27,762	50,909
	Philex Mining Corp.	819,300	79,147
	Philippine National Bank	176,952	191,191
*	Philippine Seven Corp.	99,800	90,879
	Philippine Stock Exchange, Inc.	5,304	18,934
*††	Phoenix Petroleum Philippines, Inc.	189,140	2,529
	PLDT, Inc. (PHI US), Sponsored ADR	1,138	26,265
	PLDT, Inc. (TEL PM)	12,390	279,819
	Puregold Price Club, Inc.	446,660	306,165
	RFM Corp.	532,000	37,783
	Rizal Commercial Banking Corp.	339,756	145,394
	Robinsons Land Corp.	719,466	178,620
	Robinsons Retail Holdings, Inc.	111,690	72,782
	Security Bank Corp.	129,126	168,008
*	Shakey's Pizza Asia Ventures, Inc.	93,500	12,976

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	Shell Pilipinas Corp.	226,990	$19,146
	SM Investments Corp.	6,455	90,221
	SM Prime Holdings, Inc.	706,612	280,502
	SSI Group, Inc.	238,000	12,171
	STI Education Systems Holdings, Inc.	437,000	10,471
*	Synergy Grid & Development Phils, Inc.	367,800	72,497
	Union Bank of the Philippines	256,483	140,468
	Universal Robina Corp.	148,470	224,869
	Vista Land & Lifescapes, Inc.	1,905,400	47,704
	Vistamalls, Inc.	47,400	1,219
	Wilcon Depot, Inc.	609,600	104,526
TOTAL PHILIPPINES			9,515,078
POLAND — (1.2%)
*	11 bit studios SA	278	13,986
	AB SA	4,499	112,899
*	Agora SA	16,251	39,940
	Alior Bank SA	44,133	1,189,068
*Ω	Allegro.eu SA	39,459	387,069
	Amica SA	2,295	35,255
	Apator SA	7,981	45,119
	Arctic Paper SA	10,034	30,532
	ASBISc Enterprises PLC	15,181	110,113
	Asseco Poland SA	20,093	1,084,021
	Asseco South Eastern Europe SA	7,323	150,213
#	Auto Partner SA	22,990	122,610
	Bank Handlowy w Warszawie SA	7,422	216,417
*	Bank Millennium SA	65,312	254,013
*	Bank Ochrony Srodowiska SA	27,288	74,804
	Bank Polska Kasa Opieki SA	31,431	1,706,809
	Benefit Systems SA	742	672,106
*	Bioton SA	12,311	15,043
	Boryszew SA	29,154	46,987
#	Budimex SA	2,030	303,802
*	CCC SA	9,469	486,525
	CD Projekt SA	2,347	156,756
*	Celon Pharma SA	5,344	33,070
*	CI Games SA	22,569	17,027
#*	Cognor Holding SA	27,030	50,384
	Cyber Folks SA	1,678	80,326
*	Cyfrowy Polsat SA	72,018	289,107
*	Datawalk SA	846	23,943
	Develia SA	145,338	323,880
		Shares	Value»
POLAND — (Continued)
*Ω	Dino Polska SA	58,980	$777,837
	Dom Development SA	3,585	224,326
#*	Echo Investment SA	52,622	74,689
	Erbud SA	1,249	11,270
*	Fabryki Mebli Forte SA	8,318	62,711
	Globe Trade Centre SA	52,134	59,142
*	Grupa Azoty SA	14,911	74,110
	Grupa Kety SA	4,041	940,392
	Grupa Pracuj SA	2,142	36,507
*Ω	HUUUGE, Inc.	9,746	50,154
#	ING Bank Slaski SA	6,396	566,909
#	Inter Cars SA	2,663	406,249
*	KGHM Polska Miedz SA	20,130	680,580
#	KRUK SA	4,995	547,259
	LPP SA	163	723,942
*	mBank SA	2,075	490,661
#	Mirbud SA	33,062	131,428
	Mo-BRUK SA	777	58,316
*	Mostostal Zabrze SA	9,074	15,190
	Neuca SA	295	52,172
	Orange Polska SA	138,678	323,414
	ORLEN SA	54,760	1,219,422
	PCC Rokita SA	1,073	19,888
	Pepco Group NV	30,079	186,370
	PlayWay SA	504	36,979
*	Polimex-Mostostal SA	21,733	26,671
	Powszechna Kasa Oszczednosci Bank Polski SA	71,931	1,575,037
	Powszechny Zaklad Ubezpieczen SA	65,349	1,095,313
	Santander Bank Polska SA	3,292	480,035
*	Selvita SA	2,662	23,707
	Stalexport Autostrady SA	50,770	42,446
	Synektik SA	1,788	102,357
*	Tauron Polska Energia SA	452,067	1,002,812
	TEN Square Games SA	1,011	21,989
#	Text SA	2,715	42,147
	Torpol SA	4,857	50,705
	Unimot SA	1,807	72,844
	Votum SA	3,220	38,902
	Voxel SA	1,360	64,021
	VRG SA	93,660	102,398
	Warsaw Stock Exchange	4,693	66,332
	Wawel SA	61	10,568
	Wirtualna Polska Holding SA	5,486	109,214
#Ω	XTB SA	20,407	407,827

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	675	$11,081
TOTAL POLAND			21,188,147
QATAR — (0.9%)
	Aamal Co.	913,228	206,324
	Ahli Bank QSC	99,195	103,429
	Al Khaleej Takaful Group QSC	97,689	64,914
	Al Meera Consumer Goods Co. QSC	35,928	145,856
	Al Rayan Bank	808,009	527,841
	Alijarah Holding Co. QPSC	213,700	42,663
*	Baladna	398,434	146,516
	Barwa Real Estate Co.	726,100	559,460
	Commercial Bank PSQC	750,258	1,007,648
*	Dlala Brokerage & Investments Holding Co. QSC	110,409	32,436
	Doha Bank QPSC	1,270,506	853,723
	Doha Insurance Co. QSC	143,882	104,854
	Gulf International Services QSC	612,447	555,961
	Gulf Warehousing Co.	188,919	143,408
	Lesha Bank LLC	399,987	204,151
	Mannai Corp. QSC	77,226	129,763
*	Mazaya Real Estate Development QPSC	332,402	56,168
	Meeza QSTP LLC	14,330	12,132
	Mesaieed Petrochemical Holding Co.	501,479	186,426
	Ooredoo QPSC	207,392	766,434
	Qatar Aluminum Manufacturing Co.	1,069,420	435,253
	Qatar Fuel QSC	98,123	409,593
	Qatar Industrial Manufacturing Co. QSC	164,463	116,125
	Qatar Insurance Co. SAQ	891,794	513,456
	Qatar International Islamic Bank QSC	146,531	447,617
	Qatar Islamic Bank QPSC	117,872	794,127
	Qatar Islamic Insurance Group	35,580	84,904
		Shares	Value»
QATAR — (Continued)
	Qatar National Bank QPSC	862,234	$4,435,872
	Qatar Navigation QSC	239,507	712,946
	QLM Life & Medical Insurance Co. WLL	115,220	63,203
	Salam International Investment Ltd. QSC	439,066	87,129
	United Development Co. QSC	788,454	223,447
	Vodafone Qatar QSC	744,361	487,417
*	Widam Food Co.	42,142	25,650
	Zad Holding Co.	46,056	185,019
TOTAL QATAR			14,871,865
RUSSIA — (0.0%)
*††	PhosAgro PJSC	113	0
*††	Polyus PJSC (PLZL LI), GDR	6,402	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	286,504	0
*††	VTB Bank PJSC (VTBR LI), GDR	431,770	0
SAUDI ARABIA — (2.9%)
	Abdullah Al Othaim Markets Co.	181,860	353,775
	Ades Holding Co.	59,776	200,511
*	Advanced Petrochemical Co.	44,422	366,991
	Al Babtain Power & Telecommunication Co.	16,242	242,736
*	Al Gassim Investment Holding Co.	2,532	10,939
	Al Hassan Ghazi Ibrahim Shaker Co.	5,105	36,475
	Al Jouf Agricultural Development Co.	5,970	67,746
*	Al Khaleej Training & Education Co.	10,228	66,687
	Al Masane Al Kobra Mining Co.	4,336	76,757
	Al Rajhi Bank	228,984	5,773,618
*	Al Rajhi Co. for Co-operative Insurance	3,403	107,610
	Al Yamamah Steel Industries Co.	6,799	62,403
	Alamar Foods	4,715	64,745
	Alandalus Property Co.	14,474	75,352
	Alaseel Co.	79,886	81,183
	Al-Dawaa Medical Services Co.	7,445	145,565

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Aldrees Petroleum & Transport Services Co.	15,294	$485,790
	Alinma Bank	198,062	1,361,976
	AlJazira Takaful Ta'awuni Co.	4,362	14,813
	AlKhorayef Water & Power Technologies Co.	5,044	173,592
*	Allianz Saudi Fransi Cooperative Insurance Co.	5,274	19,928
	Almarai Co. JSC	117,715	1,501,300
	Almawarid Manpower Co.	844	28,537
	Almunajem Foods Co.	6,414	113,473
	Alujain Corp.	15,476	151,066
*	Amlak International Finance Co.	6,177	19,241
*	Anaam International Holding Group Co.	3,944	15,757
	Arab National Bank	163,041	943,166
Ω	Arabian Centres Co.	41,346	228,530
	Arabian Contracting Services Co.	6,520	167,719
	Arabian Drilling Co.	13,468	268,835
	Arabian Internet & Communications Services Co.	7,173	455,704
	Arabian Pipes Co.	28,425	44,915
*	Arabian Shield Cooperative Insurance Co.	10,205	40,171
	Arriyadh Development Co.	37,791	322,112
*	ARTEX Industrial Investment Co.	14,213	48,706
*	Ash-Sharqiyah Development Co.	3,255	14,543
	Astra Industrial Group Co.	8,642	322,170
*	BAAN Holding Group Co.	23,483	15,569
	Baazeem Trading Co.	15,429	23,445
	Bank AlBilad	142,671	987,827
*	Bank Al-Jazira	170,758	570,376
	Banque Saudi Fransi	178,210	814,192
	Bawan Co.	12,687	176,816
	BinDawood Holding Co.	98,390	155,369
	Bupa Arabia for Cooperative Insurance Co.	15,731	706,628
	Catrion Catering Holding Co.	16,632	502,281
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Chubb Arabia Cooperative Insurance Co.	1,907	$16,791
	Co. for Cooperative Insurance	16,274	582,040
*	Dar Al Arkan Real Estate Development Co.	144,135	733,192
	East Pipes Integrated Co. for Industry	4,393	126,023
	Electrical Industries Co.	258,487	618,148
	Elm Co.	2,486	602,299
*	Emaar Economic City	2,966	9,916
	Etihad Etisalat Co.	137,408	2,240,390
*	Fawaz Abdulaziz Al Hokair & Co.	7,001	53,619
	First Milling Co.	6,171	93,293
*	Fitaihi Holding Group	32,967	28,799
	Gulf Insurance Group	7,624	50,098
*	Halwani Brothers Co.	892	10,065
*	Herfy Food Services Co.	11,182	74,728
	Jamjoom Pharmaceuticals Factory Co.	2,570	110,980
	Jarir Marketing Co.	159,400	545,602
*	Jazan Development & Investment Co.	3,371	9,802
*	L'Azurde Co. for Jewelry	8,005	27,179
	Leejam Sports Co. JSC	10,386	392,438
*	Liva Insurance Co.	4,532	15,549
*	Lumi Rental Co.	7,836	126,330
	Maharah Human Resources Co.	30,400	37,676
*	Malath Cooperative Insurance Co.	2,840	9,720
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	26,167	117,891
*	Methanol Chemicals Co.	10,810	36,105
*	Middle East Paper Co.	14,495	107,504
	Middle East Pharmaceutical Co.	354	11,387
	Middle East Specialized Cables Co.	7,754	68,904
	Mobile Telecommunications Co. Saudi Arabia	328,876	911,064
*	Nama Chemicals Co.	1,433	9,462

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	National Agriculture Development Co.	69,281	$379,288
	National Co. for Glass Industries	4,364	47,081
	National Co. for Learning & Education	3,840	171,016
	National Gas & Industrialization Co.	3,517	71,243
*	National Metal Manufacturing & Casting Co.	4,650	21,299
	Nayifat Finance Co.	34,904	120,132
*	Perfect Presentation For Commercial Services Co.	22,120	63,274
*	Rabigh Refining & Petrochemical Co.	118,726	224,799
*	Red Sea International Co.	1,010	10,668
	Retal Urban Development Co.	84,081	331,986
	Riyad Bank	223,768	1,679,044
	Riyadh Cables Group Co.	6,037	210,579
	SABIC Agri-Nutrients Co.	45,440	1,441,336
	Sahara International Petrochemical Co.	99,044	472,059
	SAL Saudi Logistics Services	5,692	260,953
*	Saudi Arabian Amiantit Co.	5,039	27,706
*	Saudi Arabian Mining Co.	101,264	1,400,030
	Saudi Aramco Base Oil Co.	15,200	421,781
	Saudi Automotive Services Co.	14,997	205,594
	Saudi Awwal Bank	152,123	1,311,287
	Saudi Basic Industries Corp.	77,396	1,127,174
*	Saudi Ceramic Co.	24,541	199,563
*	Saudi Co. For Hardware CJSC	1,286	9,865
	Saudi Industrial Investment Group	88,919	425,479
	Saudi Investment Bank	164,773	631,367
*	Saudi Kayan Petrochemical Co.	312,748	380,392
*	Saudi Marketing Co.	4,993	22,309
	Saudi National Bank	307,335	3,066,924
	Saudi Paper Manufacturing Co.	6,278	92,291
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	21,416	$137,426
*	Saudi Public Transport Co.	27,268	97,041
*	Saudi Real Estate Co.	50,888	249,303
*	Saudi Reinsurance Co.	30,291	366,604
*	Saudi Research & Media Group	4,055	198,533
	Saudi Steel Pipe Co.	8,687	118,505
	Saudi Tadawul Group Holding Co.	3,640	158,726
	Saudi Telecom Co.	463,800	5,191,631
	Saudia Dairy & Foodstuff Co.	5,302	371,503
*	Savola Group	54,601	360,043
	Scientific & Medical Equipment House Co.	3,383	31,938
*	Seera Group Holding	63,072	434,003
*	Shams	118,822	30,335
*	SHL Finance Co.	21,077	130,865
*	Sinad Holding Co.	25,828	74,103
	Sustained Infrastructure Holding Co.	24,005	212,643
*	Takween Advanced Industries Co.	3,773	7,872
	Tanmiah Food Co.	2,784	66,476
	Theeb Rent A Car Co.	10,087	165,870
	United Electronics Co.	15,439	369,487
	United International Transportation Co.	20,025	373,220
	United Wire Factories Co.	3,430	20,670
*	Wafrah for Industry & Development	1,790	12,727
*	Walaa Cooperative Insurance Co.	21,371	79,476
*	Wataniya Insurance Co.	2,713	11,733
	Yanbu National Petrochemical Co.	37,092	301,326
	Zahrat Al Waha For Trading Co.	1,165	8,159
TOTAL SAUDI ARABIA			50,611,371
SOUTH AFRICA — (3.1%)
	Absa Group Ltd.	196,897	1,943,536
	Adcock Ingram Holdings Ltd.	13,200	49,935
	Advtech Ltd.	226,507	405,724
	AECI Ltd.	56,022	336,329

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Alexander Forbes Group Holdings Ltd.	187,471	$87,258
	Altron Ltd., Class A	132,633	153,328
	Anglogold Ashanti PLC (AU US)	38,246	1,768,877
	Astral Foods Ltd.	19,292	183,729
*	Aveng Ltd.	62,877	19,878
	AVI Ltd.	139,425	718,958
	Barloworld Ltd.	95,505	609,776
	Bid Corp. Ltd.	43,264	1,087,556
	Bidvest Group Ltd.	73,282	953,310
*	Blue Label Telecoms Ltd.	310,079	277,435
*	Brait PLC	1,338,437	160,274
	Capitec Bank Holdings Ltd.	6,538	1,267,381
	Cashbuild Ltd.	5,673	48,093
	Caxton & CTP Publishers & Printers Ltd.	26,485	16,806
	City Lodge Hotels Ltd.	170,526	38,917
	Clicks Group Ltd.	62,711	1,313,513
	Coronation Fund Managers Ltd.	84,403	190,610
	Curro Holdings Ltd.	128,158	61,551
	DataTec Ltd.	135,297	443,336
Ω	Dis-Chem Pharmacies Ltd.	143,817	244,973
	Discovery Ltd.	46,334	549,442
	DRDGOLD Ltd. (DRD SJ)	84,660	112,354
	DRDGOLD Ltd. (DRD US), Sponsored ADR	9,228	123,102
	Famous Brands Ltd.	27,058	87,447
	FirstRand Ltd.	472,939	2,008,363
	Foschini Group Ltd.	187,974	1,269,241
	Gold Fields Ltd. (GFI US), Sponsored ADR	122,477	2,983,540
	Grindrod Ltd.	300,724	191,043
	Harmony Gold Mining Co. Ltd. (HAR SJ)	39,235	525,334
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	106,910	1,439,009
	Hudaco Industries Ltd.	13,408	142,821
*	Impala Platinum Holdings Ltd.	140,803	1,330,787
	Investec Ltd.	36,951	271,335
#	Invicta Holdings Ltd.	6,307	11,652
*	iOCO Ltd.	157,410	36,124
	Italtile Ltd.	167,964	91,077
	JSE Ltd.	23,093	172,364
		Shares	Value»
SOUTH AFRICA — (Continued)
*	KAP Ltd.	1,110,668	$113,361
	Kumba Iron Ore Ltd.	13,850	228,425
	Lewis Group Ltd.	26,714	114,851
*	Metair Investments Ltd.	63,347	20,824
	Momentum Group Ltd.	668,608	1,266,969
	Motus Holdings Ltd.	102,148	522,281
	Mpact Ltd.	67,311	92,023
	Mr. Price Group Ltd.	77,051	891,610
	MTN Group Ltd.	411,102	3,455,322
*	MultiChoice Group	128,091	844,499
*	Nampak Ltd.	2,091	57,561
	Naspers Ltd., Class N	5,914	1,825,546
	Nedbank Group Ltd.	90,882	1,240,215
	NEPI Rockcastle NV	106,876	817,002
	Ninety One Ltd.	70,682	169,987
	Northam Platinum Holdings Ltd.	49,955	573,823
	Oceana Group Ltd.	28,877	82,823
	Old Mutual Ltd. (OMU SJ)	1,988,086	1,394,316
	Omnia Holdings Ltd.	95,233	412,725
	OUTsurance Group Ltd.	168,811	715,289
Ω	Pepkor Holdings Ltd.	685,647	1,029,675
*	Pick n Pay Stores Ltd.	192,087	298,988
	Premier Group Ltd.	4,069	31,350
	PSG Financial Services Ltd.	322,173	415,078
	Raubex Group Ltd.	86,543	214,025
	Reunert Ltd.	53,629	164,518
	RFG Holdings Ltd.	55,653	48,886
	Sanlam Ltd.	230,202	1,107,880
	Santam Ltd.	15,246	369,680
	Sappi Ltd.	272,164	412,467
	Shoprite Holdings Ltd.	84,924	1,234,591
*	Sibanye Stillwater Ltd. (SSW SJ)	611,840	1,286,873
	Southern Sun Ltd.	219,371	113,933
*	SPAR Group Ltd.	68,063	400,261
	Spur Corp. Ltd.	41,270	81,357
	Stadio Holdings Ltd.	92,501	44,575
	Standard Bank Group Ltd.	237,480	3,055,761
	Super Group Ltd.	222,899	197,464
*	Telkom SA SOC Ltd.	172,194	559,585
	Tiger Brands Ltd.	46,125	769,536
	Truworths International Ltd.	117,235	456,064
	Valterra Platinum Ltd.	12,777	573,814
	Vodacom Group Ltd.	121,330	923,708
	We Buy Cars Holdings Ltd.	65,467	207,375
	Wilson Bayly Holmes-Ovcon Ltd.	25,843	245,987

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Woolworths Holdings Ltd.	239,487	$656,139
	Zeda Ltd.	134,033	93,776
TOTAL SOUTH AFRICA			53,558,916
SOUTH KOREA — (11.8%)
*	3S Korea Co. Ltd.	8,243	11,093
*	ABLBio, Inc.	1,116	58,172
	Able C&C Co. Ltd.	6,004	41,124
	ABOV Semiconductor Co. Ltd.	1,421	11,882
*	Abpro Bio Co. Ltd.	45,652	8,108
*	ADTechnology Co. Ltd.	2,141	38,484
	Advanced Nano Products Co. Ltd.	879	33,853
	Advanced Process Systems Corp.	6,270	81,237
#	Aekyung Chemical Co. Ltd.	6,856	58,712
	Aekyung Industrial Co. Ltd.	4,364	51,887
*	Agabang & Co.	7,622	29,630
	Ahnlab, Inc.	1,081	49,788
*	Air Busan Co. Ltd.	25,072	37,075
	AJ Networks Co. Ltd.	6,444	19,750
	Ajin Industrial Co. Ltd.	9,270	18,494
	AK Holdings, Inc.	2,900	24,066
*	Alteogen, Inc.	2,359	760,976
*	ALUKO Co. Ltd.	29,610	50,795
*	Amicogen, Inc.	5,986	17,555
	Amorepacific Corp.	2,764	266,347
	Amorepacific Holdings Corp.	7,454	165,675
*	Amotech Co. Ltd.	3,102	26,047
*	Anam Electronics Co. Ltd.	28,466	28,837
*	Ananti, Inc.	17,903	127,888
*	Anapass, Inc.	1,884	25,328
*	Anterogen Co. Ltd.	1,197	20,239
	Aplus Asset Advisor Co. Ltd.	8,967	40,658
*	APS, Inc.	5,387	18,625
*	APT Neuroscience, Inc.	16,291	16,142
*	Asia Pacific Satellite, Inc.	1,533	13,515
	Asia Paper Manufacturing Co. Ltd.	8,411	48,401
	Atec Co. Ltd.	1,127	11,227
	Avaco Co. Ltd.	2,325	22,226
	Baiksan Co. Ltd.	4,198	45,859
	BGF Co. Ltd.	15,592	44,763
	BGFecomaterials Co. Ltd.	5,957	13,293
		Shares	Value»
SOUTH KOREA — (Continued)
	BH Co. Ltd.	13,804	$144,627
*	BHI Co. Ltd.	3,769	108,299
#	Binggrae Co. Ltd.	2,766	161,571
	Bio Plus Co. Ltd.	10,739	53,228
*	Bioneer Corp.	2,941	31,808
	BioNote, Inc.	6,867	25,851
	BIT Computer Co. Ltd.	4,460	17,049
*	BNC Korea Co. Ltd.	12,708	47,351
#	BNK Financial Group, Inc.	62,626	655,876
	Boditech Med, Inc.	4,522	46,340
	Bookook Securities Co. Ltd.	1,360	51,768
*	Bosung Power Technology Co. Ltd.	5,041	11,381
*	Bubang Co. Ltd.	3,072	3,461
*††	Bucket Studio Co. Ltd.	16,344	2,546
*	Bukwang Pharmaceutical Co. Ltd.	8,717	20,271
	BYC Co. Ltd.	1,390	39,396
	Byucksan Corp.	5,516	8,859
	C&C International Co. Ltd.	1,155	36,618
	C&G Hi Tech Co. Ltd.	2,131	19,020
*	Cafe24 Corp.	5,387	166,391
*	CammSys Corp.	4,581	3,295
	Cape Industries Ltd.	7,657	40,742
	Caregen Co. Ltd.	3,542	126,276
#*	Celltrion Pharm, Inc.	3,266	125,568
	Cheil Worldwide, Inc.	26,065	372,366
	Chemtronics Co. Ltd.	2,899	45,160
#	Cheryong Electric Co. Ltd.	4,562	131,688
	Chinyang Holdings Corp.	9,810	23,171
	Chips&Media, Inc.	1,793	21,830
*	Choil Aluminum Co. Ltd.	23,460	25,520
#	Chong Kun Dang Pharmaceutical Corp.	2,943	178,821
	Choong Ang Vaccine Laboratory	2,468	17,764
*	Chorokbaem Media Co. Ltd.	6,960	25,594
*	Chunbo Co. Ltd.	765	24,589
*	CJ Bioscience, Inc.	1,625	11,998
*	CJ CGV Co. Ltd.	37,529	138,550
#	CJ CheilJedang Corp.	3,674	661,560
#	CJ Corp.	5,161	573,703
*	CJ ENM Co. Ltd.	6,527	307,647
	CJ Freshway Corp.	4,127	86,744
	CJ Logistics Corp.	4,090	260,875
	Classys, Inc.	5,466	226,160

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	CLIO Cosmetics Co. Ltd.	1,429	$15,404
*	CoAsia Corp.	4,353	15,096
*	Com2uS Holdings Corp.	1,402	23,208
#	Com2uSCorp	3,864	107,167
	Coocon Corp.	1,358	34,868
*	Coreana Cosmetics Co. Ltd.	10,367	20,979
	Cosmax, Inc.	2,314	416,694
	Cosmecca Korea Co. Ltd.	2,209	106,639
*	CosmoAM&T Co. Ltd.	2,340	64,741
*	Cosmochemical Co. Ltd.	2,885	33,865
#	Coway Co. Ltd.	19,589	1,527,857
	Cowintech Co. Ltd.	2,973	26,646
	CR Holdings Co. Ltd.	12,587	48,027
*	Creative & Innovative System	16,624	89,975
	Creverse, Inc.	2,158	21,507
*	CrystalGenomics Invites Co. Ltd.	9,498	11,682
*	CS Bearing Co. Ltd.	3,968	19,556
#	CS Wind Corp.	8,116	267,119
*	CTC BIO, Inc.	2,673	11,995
*	Cube Entertainment, Inc.	1,866	21,933
	Cuckoo Holdings Co. Ltd.	3,956	86,412
	Cuckoo Homesys Co. Ltd.	4,387	87,893
*	Curexo, Inc.	2,908	17,504
	Cymechs, Inc.	2,223	19,391
	D.I Corp.	2,730	26,714
*††	DA Technology Co. Ltd.	29,845	818
	Dae Hwa Pharmaceutical Co. Ltd.	2,081	22,254
	Dae Won Kang Up Co. Ltd.	23,068	61,150
*††	Dae Yu Co. Ltd.	6,267	1,948
*	Daea TI Co. Ltd.	7,647	28,124
	Daebongls Co. Ltd.	1,258	12,277
*	Daechang Co. Ltd.	33,874	35,048
	Daechang Forging Co. Ltd.	2,649	11,624
	Daedong Corp.	8,930	64,168
	Daeduck Co. Ltd.	9,954	60,162
#	Daeduck Electronics Co. Ltd.	13,134	223,679
	Daehan Flour Mill Co. Ltd.	512	55,732
	Daehan Steel Co. Ltd.	2,584	31,267
*	Dae-Il Corp.	10,593	32,522
		Shares	Value»
SOUTH KOREA — (Continued)
	Daejoo Electronic Materials Co. Ltd.	2,305	$121,404
	Daesang Corp.	12,237	206,637
	Daesang Holdings Co. Ltd.	6,972	50,293
	Daesung Energy Co. Ltd.	2,270	14,015
*	Daesung Private Equity, Inc.	2,638	3,427
*	Daewon Cable Co. Ltd.	8,447	17,675
	Daewon Pharmaceutical Co. Ltd.	5,036	47,861
	Daewon San Up Co. Ltd.	6,131	47,701
*	Daewoo Engineering & Construction Co. Ltd.	92,820	249,715
	Daihan Pharmaceutical Co. Ltd.	2,228	51,917
	Daishin Securities Co. Ltd.	13,697	251,532
#*	Danal Co. Ltd.	19,642	117,515
	Daol Investment & Securities Co. Ltd.	15,603	38,516
	Daou Data Corp.	7,570	87,430
	Daou Technology, Inc.	14,004	352,348
*	Dasan Networks, Inc.	6,597	13,527
*	Dawonsys Co. Ltd.	8,387	49,464
	DB HiTek Co. Ltd.	10,659	347,649
	DB Insurance Co. Ltd.	8,836	812,156
	DB Securities Co. Ltd.	15,983	103,079
*	DB, Inc.	25,215	24,505
*	DE&T Co. Ltd.	5,821	30,547
	Dear U Co. Ltd.	2,034	71,864
#	Dentium Co. Ltd.	2,353	108,864
	Deutsch Motors, Inc.	11,957	42,128
	Device Co. Ltd.	1,929	15,598
*	Devsisters Co. Ltd.	2,166	66,287
*	Dexter Studios Co. Ltd.	2,597	10,953
	DI Dong Il Corp.	4,674	143,723
	Digital Daesung Co. Ltd.	8,734	52,645
*	DIO Corp.	1,625	21,564
	DIT Corp.	1,126	10,708
*	DK Tech Co. Ltd.	5,029	25,243
*	DKME	116,791	42,108
	DL E&C Co. Ltd.	14,979	505,793
	DL Holdings Co. Ltd.	5,712	206,287
††	DMS Co. Ltd.	10,092	34,552
#	DN Automotive Corp.	12,325	256,183

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dohwa Engineering Co. Ltd.	5,055	$24,286
	Dong-A ST Co. Ltd.	2,154	73,080
	Dongbang Transport Logistics Co. Ltd.	19,699	43,816
	Dongjin Semichem Co. Ltd.	12,771	287,830
	Dongkoo Bio & Pharma Co. Ltd.	3,136	11,360
	DongKook Pharmaceutical Co. Ltd.	9,657	130,800
	Dongkuk CM Co. Ltd.	2,480	10,799
	Dongkuk Holdings Co. Ltd.	5,999	36,361
	Dongkuk Industries Co. Ltd.	13,609	37,913
	Dongkuk Steel Mill Co. Ltd.	14,759	113,801
	Dongsuh Cos., Inc.	4,147	88,485
	Dongsung Chemical Co. Ltd.	15,215	47,738
	Dongsung Finetec Co. Ltd.	5,270	106,623
*	Dongwha Enterprise Co. Ltd.	4,747	31,257
	Dongwon Development Co. Ltd.	20,377	48,244
	Dongwon Industries Co. Ltd.	3,507	115,613
	Dongwon Systems Corp.	1,631	36,113
	Dongwoon Anatech Co. Ltd.	5,817	74,213
	Dongyang E&P, Inc.	2,221	40,729
#*	Dongyang Steel Pipe Co. Ltd.	19,283	23,206
	Doosan Bobcat, Inc.	15,747	624,260
	Doosan Co. Ltd.	954	407,651
*	Doosan Enerbility Co. Ltd.	17,662	827,440
*	Doosan Fuel Cell Co. Ltd.	5,747	96,101
#	Doosan Tesna, Inc.	4,233	97,979
	Douzone Bizon Co. Ltd.	5,092	260,262
*	Dream Security Co. Ltd.	11,309	27,904
	Dreamtech Co. Ltd.	13,722	60,352
*	DRTECH Corp.	6,589	7,753
*	DS Dansuk Co. Ltd.	1,252	23,642
*	DSK Co. Ltd.	6,678	33,888
*	Duchembio Co. Ltd.	1,380	10,280
*	Duk San Neolux Co. Ltd.	3,143	90,094
		Shares	Value»
SOUTH KOREA — (Continued)
*	Duksan Hi-Metal Co. Ltd.	4,073	$14,479
*	Duksan Techopia Co. Ltd.	1,334	16,048
	DY POWER Corp.	1,158	11,155
*††	E Investment&Development Co. Ltd.	34,114	6,420
	E1 Corp.	290	17,214
	Easy Holdings Co. Ltd.	19,016	51,164
	Echo Marketing, Inc.	5,078	42,148
*	Eco Volt Co. Ltd.	16,063	11,417
	Ecoplastic Corp.	18,180	46,573
*	Ecopro BM Co. Ltd.	1,513	119,690
	Ecopro Co. Ltd.	5,516	193,936
	Ecopro HN Co. Ltd.	2,169	40,996
*	EG Corp.	493	2,105
*††	Ehwa Technologies Information Co. Ltd.	40,504	4,936
	Elentec Co. Ltd.	2,809	16,331
	E-MART, Inc.	4,748	304,443
#*	EMRO, Inc.	1,576	53,745
*	EM-Tech Co. Ltd.	3,371	26,556
*	Enchem Co. Ltd.	1,421	67,702
#	ENF Technology Co. Ltd.	5,084	153,825
*	Enplus Co. Ltd.	9,314	3,432
*	Enzychem Lifesciences Corp.	26,948	19,954
	Eo Technics Co. Ltd.	427	66,010
*††	E-TRON Co. Ltd.	112,634	3,046
*	Eubiologics Co. Ltd.	6,321	58,401
	Eugene Corp.	25,711	65,508
	Eugene Investment & Securities Co. Ltd.	27,685	66,989
	Eugene Technology Co. Ltd.	3,965	126,247
	Exicon Co. Ltd.	2,110	15,414
#	F&F Co. Ltd.	5,448	273,015
	Fasoo Co. Ltd.	1,847	6,361
*	Fine M-Tec Co. Ltd.	2,738	22,271
*	Fine Semitech Corp.	2,702	45,089
*††	Flask Co. Ltd.	4,587	5,871
*	Foosung Co. Ltd.	8,532	29,534
	Fursys, Inc.	1,797	59,798
	Gabia, Inc.	4,174	75,414
*	GAEASOFT	6,369	46,625
	Galaxia Moneytree Co. Ltd.	2,236	16,612
*	GAMSUNG Corp. Co. Ltd.	22,439	94,244
*	Gaon Cable Co. Ltd.	659	29,864
*	Gaonchips Co. Ltd.	635	21,308
*	GC Cell Corp.	2,823	40,776
*	Genexine, Inc.	8,313	30,883
*	Genic Co. Ltd.	1,391	37,215

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Geumhwa PSC Co. Ltd.	1,944	$46,379
*	Giantstep, Inc.	2,395	11,485
	Global Standard Technology Co. Ltd.	5,893	81,369
*	Global Tax Free Co. Ltd.	14,089	72,387
*	GnBS eco Co. Ltd.	8,673	22,440
	GnCenergy Co. Ltd.	2,911	70,775
#	GOLFZON Co. Ltd.	2,432	116,391
	Gradiant Corp.	4,131	44,204
	Green Chemical Co. Ltd.	1,042	5,832
#	Green Cross Corp.	1,327	138,109
	Green Cross Holdings Corp.	5,487	62,978
#	GS Engineering & Construction Corp.	18,049	250,325
*	GS P&L Co. Ltd.	3,407	94,129
	Gwangju Shinsegae Co. Ltd.	1,600	36,283
#	HAESUNG DS Co. Ltd.	5,246	91,501
	Han Kuk Carbon Co. Ltd.	9,411	202,734
	Hana Financial Group, Inc.	70,354	4,301,358
	Hana Materials, Inc.	2,798	51,805
	Hana Micron, Inc.	20,978	192,182
*	Hana Technology Co. Ltd.	922	15,386
	Hana Tour Service, Inc.	4,085	157,930
*	Hanall Biopharma Co. Ltd.	2,248	43,332
	Hancom, Inc.	6,331	124,611
	Handok, Inc.	4,481	38,157
	Handsome Co. Ltd.	4,924	57,853
	Hanil Feed Co. Ltd.	5,197	13,766
	Hanjin Kal Corp.	2,408	188,379
	Hanjin Transportation Co. Ltd.	2,881	43,405
*	HanJung Natural Connectivity System Co. Ltd.	1,156	28,720
	Hankook Cosmetics Manufacturing Co. Ltd.	267	12,223
	Hankook Shell Oil Co. Ltd.	262	85,571
	Hankook Tire & Technology Co. Ltd.	28,779	917,969
	Hanmi Semiconductor Co. Ltd.	8,545	554,235
	HanmiGlobal Co. Ltd.	4,233	59,698
		Shares	Value»
SOUTH KOREA — (Continued)
	Hannong Chemicals, Inc.	1,919	$20,814
#*	Hanon Systems	58,746	138,080
	Hansae Co. Ltd.	7,860	59,448
	Hansol Chemical Co. Ltd.	3,222	418,028
	Hansol Holdings Co. Ltd.	19,120	44,533
*	Hansol IONES Co. Ltd.	2,622	16,870
	Hansol Paper Co. Ltd.	9,682	59,559
	Hansol Technics Co. Ltd.	14,047	60,948
	Hanssem Co. Ltd.	2,297	77,398
*	Hanwha Engine	11,849	294,271
*	Hanwha Galleria Corp.	52,850	43,479
*	Hanwha General Insurance Co. Ltd.	27,895	120,474
#*	Hanwha Investment & Securities Co. Ltd.	55,055	230,246
*	Hanwha Life Insurance Co. Ltd.	74,833	186,813
*	Hanwha Ocean Co. Ltd.	1,596	128,299
#	Hanwha Solutions Corp.	25,968	568,494
*	Hanwha Vision Co. Ltd.	3,652	160,508
*	Hanyang Digitech Co. Ltd.	2,583	17,135
	Hanyang Eng Co. Ltd.	5,655	75,624
	Hanyang Securities Co. Ltd.	3,629	45,820
*	Harim Co. Ltd.	20,657	45,392
	Harim Holdings Co. Ltd.	26,320	177,352
	HB SOLUTION Co. Ltd.	7,112	11,751
	HB Technology Co. Ltd.	31,571	40,701
	HC HomeCenter Co. Ltd.	8,129	4,585
#	HD Hyundai Co. Ltd.	6,881	704,088
	HD Hyundai Construction Equipment Co. Ltd.	5,633	374,810
	HD Hyundai Electric Co. Ltd.	4,615	1,642,304
*	HD Hyundai Energy Solutions Co. Ltd.	1,140	35,859
	HD Hyundai Heavy Industries Co. Ltd.	1,772	621,900
	HD Hyundai Infracore Co. Ltd.	34,253	378,045

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Mipo	1,415	$215,327
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,535	1,165,414
	HDC Holdings Co. Ltd.	16,074	266,836
	HDC Hyundai Development Co-Engineering & Construction	19,170	323,397
*	HD-Hyundai Marine Engine	4,552	213,981
	Hecto Innovation Co. Ltd.	3,956	44,310
*	Helixmith Co. Ltd.	15,600	36,865
*	Heung-A Shipping Co. Ltd.	29,145	36,986
	High Tech Pharm Co. Ltd.	1,900	17,064
	HK inno N Corp.	6,518	210,043
	HL Holdings Corp.	3,298	92,713
	HL Mando Co. Ltd.	16,916	420,464
*	HLB Biostep Co. Ltd.	14,537	14,420
*	HLB Global Co. Ltd.	7,107	12,837
#*	HLB Life Science Co. Ltd.	13,176	44,709
*	Hlb Pharma Ceutical Co. Ltd.	2,416	28,037
*	HLB, Inc.	4,622	159,396
#	HMM Co. Ltd.	45,620	766,998
#*	Hotel Shilla Co. Ltd.	6,799	228,574
	HPSP Co. Ltd.	12,385	236,202
	HS Hyosung Advanced Materials Corp.	1,200	169,831
*	HS Hyosung Corp.	689	30,685
	HS Industries Co. Ltd.	14,609	47,057
*	Hugel, Inc.	991	239,206
*	Humasis Co. Ltd.	23,980	24,171
	Humedix Co. Ltd.	2,503	118,127
	Huons Co. Ltd.	3,731	76,498
	Huons Global Co. Ltd.	2,407	75,413
	Husteel Co. Ltd.	17,299	55,630
	Hwa Shin Co. Ltd.	9,790	61,373
	Hwangkum Steel & Technology Co. Ltd.	4,431	19,296
	Hwaseung Enterprise Co. Ltd.	8,077	43,534
	HYBE Co. Ltd.	755	140,326
*	Hydro Lithium, Inc.	8,415	15,449
	Hy-Lok Corp.	3,204	70,284
	Hyosung Corp.	3,097	193,402
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung Heavy Industries Corp.	1,024	$892,642
	Hyosung TNC Corp.	1,627	274,851
	Hyundai Autoever Corp.	2,048	225,609
	Hyundai Bioland Co. Ltd.	5,522	19,669
	Hyundai BNG Steel Co. Ltd.	4,900	44,679
	HYUNDAI Corp.	4,150	74,554
#	Hyundai Department Store Co. Ltd.	7,377	374,386
	Hyundai Elevator Co. Ltd.	4,692	286,381
	Hyundai Engineering & Construction Co. Ltd.	15,451	747,763
	Hyundai Ezwel Co. Ltd.	4,618	22,625
	Hyundai Futurenet Co. Ltd.	10,966	26,865
	Hyundai Glovis Co. Ltd.	12,771	1,349,040
	Hyundai Green Food	8,649	108,656
	Hyundai Home Shopping Network Corp.	2,024	83,515
	Hyundai Hyms Co. Ltd.	1,583	23,021
	Hyundai Livart Furniture Co. Ltd.	6,686	38,165
*	Hyundai Marine & Fire Insurance Co. Ltd.	15,400	290,662
	Hyundai Mobis Co. Ltd.	6,655	1,404,336
	Hyundai Motor Co.	28,050	4,267,170
#	Hyundai Motor Securities Co. Ltd.	16,835	102,462
	Hyundai Movex Co. Ltd.	9,201	34,165
	Hyundai Steel Co.	19,874	505,825
	Hyundai Wia Corp.	8,192	292,343
	HyVision System, Inc.	3,859	42,181
	i3system, Inc.	1,104	90,881
*	Icure Pharm, Inc.	2,386	3,469
	iFamilySC Co. Ltd.	3,749	43,251
	Iljin Electric Co. Ltd.	5,713	172,835
	Iljin Holdings Co. Ltd.	3,076	13,318
*	Iljin Hysolus Co. Ltd.	1,181	14,069
	Iljin Power Co. Ltd.	4,220	30,554
	Ilshin Spinning Co. Ltd.	8,435	62,541
	Ilyang Pharmaceutical Co. Ltd.	2,889	27,519
	iM Financial Group Co. Ltd.	79,609	792,069
	iMarketKorea, Inc.	9,902	59,679

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	InBody Co. Ltd.	3,960	$68,017
	Incar Financial Service Co. Ltd.	5,047	41,313
	Industrial Bank of Korea	75,694	1,056,041
*	Infinitt Healthcare Co. Ltd.	5,469	30,686
	Innocean Worldwide, Inc.	9,240	130,921
	InnoWireless Co. Ltd.	1,882	26,812
#	Innox Advanced Materials Co. Ltd.	6,188	119,904
*	Insun ENT Co. Ltd.	13,154	49,426
*	Insung Information Co. Ltd.	9,259	14,412
	Intellian Technologies, Inc.	1,921	66,873
	Intelligent Digital Integrated Security Co. Ltd.	1,743	21,112
*	Interflex Co. Ltd.	5,184	33,899
††	Interojo Co. Ltd.	2,350	34,738
	INTOPS Co. Ltd.	6,004	69,726
	iNtRON Biotechnology, Inc.	4,530	13,276
	INVENI Co. Ltd.	755	32,633
	IS Dongseo Co. Ltd.	6,609	96,665
	ISC Co. Ltd.	1,934	83,084
	i-SENS, Inc.	3,076	39,996
*	ISU Abxis Co. Ltd.	3,988	14,851
*	ISU Chemical Co. Ltd.	5,097	22,360
	IsuPetasys Co. Ltd.	13,854	638,626
*	ITEK, Inc.	8,093	35,946
*	ITM Semiconductor Co. Ltd.	1,624	16,468
*	Jahwa Electronics Co. Ltd.	7,183	94,256
	JB Financial Group Co. Ltd.	46,009	763,621
*	Jeju Air Co. Ltd.	13,916	67,759
*	Jeju Semiconductor Corp.	3,967	42,335
*	JETEMA Co. Ltd.	3,077	15,030
*	Jin Air Co. Ltd.	4,887	31,395
	Jinsung T.E.C.	6,490	56,280
*	JNTC Co. Ltd.	3,202	37,336
*††	Jokwang ILI Co. Ltd.	21,810	2,155
*	JoyCity Corp.	1,775	2,428
	Jusung Engineering Co. Ltd.	9,605	185,761
	JVM Co. Ltd.	1,903	39,215
	JW Life Science Corp.	4,771	42,977
#	JYP Entertainment Corp.	7,597	395,802
	K Car Co. Ltd.	5,037	57,574
	K Ensol Co. Ltd.	2,244	19,683
		Shares	Value»
SOUTH KOREA — (Continued)
	Kakao Corp.	9,785	$405,866
#*	Kakao Games Corp.	10,700	131,637
	KakaoBank Corp.	17,985	361,639
#*	Kakaopay Corp.	2,483	113,718
*††	Kanglim Co. Ltd.	4,125	3,373
*	Kangwon Energy Co. Ltd.	3,155	29,498
	KB Financial Group, Inc. (105560 KS)	59,620	4,736,738
	KB Financial Group, Inc. (KB US), ADR	10,427	825,297
	KC Co. Ltd.	3,423	56,980
	KC Tech Co. Ltd.	2,990	64,489
	KCC Corp.	1,096	290,684
	KCC Glass Corp.	4,327	100,739
	KCTC	13,067	52,102
*	KEC Corp.	72,307	39,824
	KEPCO Engineering & Construction Co., Inc.	1,269	83,817
	KEPCO Plant Service & Engineering Co. Ltd.	6,573	245,968
	KG Chemical Corp.	16,105	52,175
	KG Dongbusteel	23,894	101,655
	KG Eco Solution Co. Ltd.	12,156	54,803
*	KG Mobility Co.	27,602	69,873
	Kginicis Co. Ltd.	7,291	56,673
	KGMobilians Co. Ltd.	9,604	36,932
	KH Vatec Co. Ltd.	7,958	69,675
	Kia Corp.	67,227	4,919,051
	KINX, Inc.	1,034	67,008
	KISCO Corp.	5,433	36,192
	KISCO Holdings Co. Ltd.	2,780	50,101
	KISWIRE Ltd.	5,402	70,594
	KIWOOM Securities Co. Ltd.	5,698	878,655
*	KMW Co. Ltd.	3,770	35,632
*	KNJ Co. Ltd.	1,991	25,374
	Koh Young Technology, Inc.	7,780	80,477
	Kolmar BNH Co. Ltd.	2,608	27,246
	Kolmar Holdings Co. Ltd.	4,314	44,461
#	Kolon Corp.	3,612	127,639
	Kolon Enp, Inc.	7,122	33,905
	Kolon Global Corp.	2,282	15,783
	Kolon Industries, Inc.	8,656	255,498
*	Kolon Life Science, Inc.	583	13,436
#	KoMiCo Ltd.	2,410	121,457
#	KONA I Co. Ltd.	3,514	142,602
	Korea Asset In Trust Co. Ltd.	31,622	57,372
	Korea Cast Iron Pipe Industries Co. Ltd.	7,209	37,716

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Korea Circuit Co. Ltd.	5,123	$43,914
	Korea District Heating Corp.	743	46,199
	Korea Electric Terminal Co. Ltd.	3,099	147,514
	Korea Electronic Power Industrial Development Co. Ltd.	3,147	28,365
	Korea Export Packaging Industrial Co. Ltd.	8,450	17,882
	Korea Fuel-Tech Corp.	10,279	35,855
	Korea Gas Corp.	5,875	180,942
*	Korea Information & Communications Co. Ltd.	7,274	47,883
	Korea Information Certificate Authority, Inc.	8,741	45,855
	Korea Investment Holdings Co. Ltd.	14,096	1,443,064
*	Korea Line Corp.	77,758	103,422
	Korea Movenex Co. Ltd.	14,544	43,669
	Korea Petrochemical Ind Co. Ltd.	1,571	115,009
	Korea Petroleum Industries Co.	1,683	17,190
	Korea Pharma Co. Ltd.	615	6,478
	Korea Ratings Corp.	564	40,462
	Korea Real Estate Investment & Trust Co. Ltd.	87,316	78,925
	Korea Zinc Co. Ltd.	1,239	710,297
	Korean Air Lines Co. Ltd.	69,484	1,176,390
	Korean Reinsurance Co.	70,890	544,153
	Kortek Corp.	5,563	39,771
	Koryo Credit Information Co. Ltd.	2,209	16,763
	KPX Chemical Co. Ltd.	1,121	41,996
*	Krafton, Inc.	5,933	1,396,959
	KSS LINE Ltd.	8,802	66,871
	KT Corp. (KT US), Sponsored ADR	12,498	252,335
	KT Skylife Co. Ltd.	9,022	32,865
	KTCS Corp.	9,824	19,076
	Kukdong Oil & Chemicals Co. Ltd.	10,859	27,659
	Kukje Pharma Co. Ltd.	4,142	14,106
		Shares	Value»
SOUTH KOREA — (Continued)
	Kukjeon Pharmaceutical Co. Ltd.	2,139	$6,239
	Kumho Petrochemical Co. Ltd.	3,535	309,440
*	Kumho Tire Co., Inc.	55,881	186,344
*	KUMHOE&C Co. Ltd.	636	1,567
*	Kwangmu Co. Ltd.	6,350	10,679
	KX Innovation Co. Ltd.	3,585	11,023
	Kyeryong Construction Industrial Co. Ltd.	4,158	58,909
	Kyobo Securities Co. Ltd.	10,116	63,209
#	Kyung Dong Navien Co. Ltd.	3,051	188,316
	Kyungbang Co. Ltd.	5,365	28,809
	Kyung-In Synthetic Corp.	15,465	37,916
	KZ Precision Corp.	3,100	31,799
*	L&F Co. Ltd.	1,457	72,855
*	L&K Biomed Co. Ltd.	1,817	9,341
*	LabGenomics Co. Ltd.	14,945	24,782
	Lake Materials Co. Ltd.	15,024	133,952
*	LB Semicon, Inc.	19,980	57,577
	Lee Ku Industrial Co. Ltd.	6,154	21,613
	LEENO Industrial, Inc.	12,615	428,441
	LF Corp.	8,933	127,699
	LG Corp.	12,299	698,272
#*	LG Display Co. Ltd. (034220 KS)	74,561	577,297
*	LG Display Co. Ltd. (LPL US), ADR	121,612	476,719
	LG Electronics, Inc.	34,829	1,927,759
*	LG Energy Solution Ltd.	1,522	416,060
	LG H&H Co. Ltd.	2,100	476,020
	LG Innotek Co. Ltd.	5,465	609,760
	LG Uplus Corp.	95,297	1,003,153
*	LigaChem Biosciences, Inc.	828	79,233
*	LOT Vacuum Co. Ltd.	4,434	33,242
	Lotte Chemical Corp.	3,491	166,213
#	Lotte Corp.	9,650	194,577
*	Lotte Data Communication Co.	1,829	28,504
*	Lotte Energy Materials Corp.	8,382	149,402
#	LOTTE Fine Chemical Co. Ltd.	7,873	242,740
	LOTTE Himart Co. Ltd.	1,295	8,386

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Lotte Non-Life Insurance Co. Ltd.	32,778	$41,190
	Lotte Rental Co. Ltd.	8,583	194,104
	Lotte Shopping Co. Ltd.	2,687	138,283
	Lotte Wellfood Co. Ltd.	1,356	120,116
	LS Corp.	4,239	522,835
	LS Eco Energy Ltd.	3,866	99,631
	LS Electric Co. Ltd.	4,296	948,182
	LS Marine Solution Co. Ltd.	2,290	42,805
	LTC Co. Ltd.	584	4,929
*	LVMC Holdings	48,539	68,651
	LX Hausys Ltd.	4,303	95,400
	LX Semicon Co. Ltd.	5,553	218,879
	M.I.Tech Co. Ltd.	6,029	35,258
#	Macquarie Korea Infrastructure Fund	89,053	756,831
	Maeil Dairies Co. Ltd.	2,167	58,399
	Mcnex Co. Ltd.	5,307	112,188
*	Mediana Co. Ltd.	4,570	19,392
*	Medipost Co. Ltd.	6,328	49,387
	Medytox, Inc.	694	73,037
*	Meerecompany, Inc.	1,878	21,245
	MegaStudy Co. Ltd.	3,816	30,869
	MegaStudyEdu Co. Ltd.	2,874	103,504
#	Meritz Financial Group, Inc.	22,881	1,900,252
	META BIOMED Co. Ltd.	5,123	22,190
	Mgame Corp.	7,410	35,150
	Mi Chang Oil Industrial Co. Ltd.	382	31,530
*	MiCo Ltd.	11,862	122,670
#*	Mirae Asset Life Insurance Co. Ltd.	21,538	115,323
#	Mirae Asset Securities Co. Ltd.	62,214	849,169
	Mirae Asset Venture Investment Co. Ltd.	5,218	25,415
	Misto Holdings Corp.	11,094	285,612
	Miwon Chemicals Co. Ltd.	571	33,720
	Miwon Commercial Co. Ltd.	595	70,912
	Miwon Holdings Co. Ltd.	324	17,420
	Miwon Specialty Chemical Co. Ltd.	519	55,076
	MK Electron Co. Ltd.	8,599	49,985
	MNTech Co. Ltd.	3,027	26,716
	Modetour Network, Inc.	2,945	24,659
*	MONAYONGPYONG	12,765	39,922
	Motrex Co. Ltd.	7,187	47,360
*	MS Autotech Co. Ltd.	6,080	12,270
		Shares	Value»
SOUTH KOREA — (Continued)
	Multicampus Co. Ltd.	1,262	$31,205
	Myoung Shin Industrial Co. Ltd.	14,909	90,262
	Namhae Chemical Corp.	10,948	59,345
*	Namsun Aluminum Co. Ltd.	35,479	30,838
	Namuga Co. Ltd.	2,390	25,343
	Namyang Dairy Products Co. Ltd.	1,079	48,425
*	Nature & Environment Co. Ltd.	31,751	16,373
	Nature Holdings Co. Ltd.	6,062	50,280
	NAVER Corp.	4,415	743,023
	NCSoft Corp.	1,508	209,373
	NeoPharm Co. Ltd.	4,164	55,361
	Neosem, Inc.	2,981	18,165
*	Neowiz	3,403	60,563
	Neowiz Holdings Corp.	1,665	29,768
*	Nepes Ark Corp.	3,300	36,437
*	NEPES Corp.	6,613	54,487
*	Neptune Co.	8,029	40,883
Ω	Netmarble Corp.	5,521	235,783
	New Power Plasma Co. Ltd.	10,930	43,541
*	Newflex Technology Co. Ltd.	3,847	12,386
	Nexen Corp.	9,997	44,022
	Nexen Tire Corp.	14,156	60,616
*	Nexon Games Co. Ltd.	4,583	45,605
	NEXTIN, Inc.	2,537	85,782
	NH Investment & Securities Co. Ltd.	53,051	769,082
#	NHN Corp.	7,894	162,911
#	NHN KCP Corp.	8,874	102,570
	NICE Holdings Co. Ltd.	9,918	94,957
	Nice Information & Telecommunication, Inc.	3,525	62,169
	NICE Information Service Co. Ltd.	14,058	164,852
	Nong Shim Holdings Co. Ltd.	900	53,358
	NongShim Co. Ltd.	1,062	294,696
	NOVAREX Co. Ltd.	4,575	62,211
	Novatech Co. Ltd.	1,574	21,440
	NPC	7,683	24,301
	OCI Co. Ltd.	2,797	115,901
#	OCI Holdings Co. Ltd.	6,021	403,681
*	Okins Electronics Co. Ltd.	3,319	15,536
	ONEJOON Co. Ltd.	3,406	23,939
*	Orbitech Co. Ltd.	3,429	9,641

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Oriental Precision & Engineering Co. Ltd.	7,890	$34,008
	Orion Corp.	6,315	504,206
	Orion Holdings Corp.	12,345	197,719
	Osang Healthcare Co. Ltd.	980	12,800
*	OSTEONIC Co. Ltd.	3,992	19,761
*	Osung Advanced Materials Co. Ltd.	28,148	28,957
	Otoki Corp.	786	225,078
#	Pan Ocean Co. Ltd.	108,116	326,732
	Park Systems Corp.	1,480	292,155
	Partron Co. Ltd.	21,696	103,274
*	Pearl Abyss Corp.	1,609	45,005
*	Pentastone Electronics, Inc.	5,205	11,189
#	People & Technology, Inc.	7,981	199,159
*	Peptron, Inc.	609	127,163
	PHA Co. Ltd.	3,537	28,402
#	PharmaResearch Co. Ltd.	1,922	765,028
*	PharmGen Science, Inc.	9,054	30,366
	Pharmicell Co. Ltd.	10,557	96,787
	Philenergy Co. Ltd.	845	8,252
*	Philoptics Co. Ltd.	1,555	36,807
	PI Advanced Materials Co. Ltd.	3,994	51,370
*	PKC Co. Ltd.	10,835	45,955
*	Polaris AI Corp.	10,698	18,709
*	Polaris Office Corp.	5,235	22,251
	Pond Group Co. Ltd.	3,753	29,175
*	PonyLink Co. Ltd.	18,582	14,373
	Poongsan Holdings Corp.	2,812	97,693
#	Posco DX Co. Ltd.	12,040	205,885
*	POSCO Future M Co. Ltd.	845	85,961
	Posco M-Tech Co. Ltd.	2,492	26,292
	POSCO Steeleon Co. Ltd.	1,308	39,240
*	Power Logics Co. Ltd.	9,071	30,060
*	Prestige Biologics Co. Ltd.	3,146	8,516
	Protec Co. Ltd.	1,341	25,631
	PSK Holdings, Inc.	1,510	35,935
#	PSK, Inc.	7,547	111,470
	Pulmuone Co. Ltd.	3,936	41,917
	Pumtech Korea Co. Ltd.	1,886	90,003
*	Rainbow Robotics	502	98,959
*	Ray Co. Ltd.	630	3,363
*	Refine Co. Ltd.	3,137	39,246
		Shares	Value»
SOUTH KOREA — (Continued)
*	Reyon Pharmaceutical Co. Ltd.	2,366	$19,624
	RFHIC Corp.	3,309	65,960
*	RFTech Co. Ltd.	16,022	29,492
*	Robostar Co. Ltd.	1,376	26,339
	Rorze Systems Corp.	3,344	31,500
	S&S Tech Corp.	4,117	147,219
	S-1 Corp.	6,233	332,172
*	Sajo Industries Co. Ltd.	851	29,029
	Sajodaerim Corp.	1,138	33,708
	Sam Young Electronics Co. Ltd.	4,997	40,104
	Sam Yung Trading Co. Ltd.	6,134	73,254
	Sam-A Aluminum Co. Ltd.	357	6,877
	Samchully Co. Ltd.	516	51,319
	Samho Development Co. Ltd.	8,183	20,253
	Samick THK Co. Ltd.	2,406	17,280
*	Samil Pharmaceutical Co. Ltd.	3,172	23,371
	Samji Electronics Co. Ltd.	5,168	44,017
	Samjin Pharmaceutical Co. Ltd.	2,505	36,238
	Sammok S-Form Co. Ltd.	2,476	37,104
*Ω	Samsung Biologics Co. Ltd.	1,378	1,052,830
	Samsung C&T Corp.	9,596	1,157,708
	Samsung Card Co. Ltd. (029780 KS)	10,089	361,186
	Samsung Electro-Mechanics Co. Ltd.	8,786	933,488
	Samsung Electronics Co. Ltd. (005930 KS)	750,372	38,241,912
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	2,841	3,555,142
	Samsung Engineering Co. Ltd.	58,595	1,111,088
	Samsung Fire & Marine Insurance Co. Ltd.	3,846	1,214,141
*	Samsung Heavy Industries Co. Ltd.	55,313	754,990
	Samsung Life Insurance Co. Ltd.	8,046	726,268
*	Samsung Pharmaceutical Co. Ltd.	27,070	30,559

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Samsung SDI Co. Ltd.	9,932	$1,425,152
	Samsung SDS Co. Ltd.	5,772	661,286
	Samsung Securities Co. Ltd.	16,103	816,333
	SAMT Co. Ltd.	22,161	48,769
	Samwha Capacitor Co. Ltd.	2,639	52,081
	Samwha Electric Co. Ltd.	511	9,938
	Samyang Corp.	1,532	58,211
	Samyang Foods Co. Ltd.	1,114	1,151,134
	Samyang Holdings Corp.	2,127	128,435
	Samyang Tongsang Co. Ltd.	846	33,850
	Samyoung Co. Ltd.	6,764	20,040
	Sang-A Frontec Co. Ltd.	2,614	32,782
*	Sangbo Corp.	1,404	985
	Sangsin Energy Display Precision Co. Ltd.	1,713	11,119
	Saramin Co. Ltd.	3,271	34,290
	Satrec Initiative Co. Ltd.	829	28,998
*	SBI Investment Korea Co. Ltd.	40,530	22,836
#	SD Biosensor, Inc.	22,479	161,538
#	SeAH Besteel Holdings Corp.	7,225	162,184
	SeAH Holdings Corp.	419	39,246
	SeAH Steel Corp.	565	61,257
	SeAH Steel Holdings Corp.	837	121,101
	Sebang Co. Ltd.	6,012	61,629
	Sebang Global Battery Co. Ltd.	3,144	149,742
	Seegene, Inc.	7,546	160,627
	Sejin Heavy Industries Co. Ltd.	6,360	59,624
*	Selvas AI, Inc.	2,362	23,592
	Sempio Foods Co.	730	14,104
	Seobu T&D	15,654	98,311
	Seohan Co. Ltd.	57,673	37,509
	Seohee Construction Co. Ltd.	59,699	78,734
#*	Seojin System Co. Ltd.	10,131	158,806
*	Seoul Auction Co. Ltd.	2,218	13,862
*	Seoul Semiconductor Co. Ltd.	18,042	92,162
	Seoyon Co. Ltd.	6,326	45,581
		Shares	Value»
SOUTH KOREA — (Continued)
	Seoyon E-Hwa Co. Ltd.	9,093	$80,670
*††	Sewon E&C Co. Ltd.	21,080	2,675
*	SFA Engineering Corp.	7,382	130,196
*	SFA Semicon Co. Ltd.	15,960	37,298
	SGC Energy Co. Ltd.	4,711	82,992
	Shin Heung Energy & Electronics Co. Ltd.	15,489	46,976
	Shinhan Financial Group Co. Ltd. (055550 KS)	80,720	3,930,587
	Shinil Electronics Co. Ltd.	12,080	12,278
#	Shinsegae International, Inc.	7,738	64,637
	Shinsegae, Inc.	3,502	432,676
	Shinsung Delta Tech Co. Ltd.	2,779	133,649
*	Shinsung E&G Co. Ltd.	33,135	36,427
	Shinwon Corp.	17,258	21,759
#	Shinyoung Securities Co. Ltd.	1,583	145,409
	Showbox Corp.	9,860	19,502
#*	Silicon2 Co. Ltd.	7,803	289,168
	Silla Co. Ltd.	2,472	17,539
	SIMMTECH Co. Ltd.	1,830	29,944
	SIMPAC, Inc.	1,268	4,699
	Sindoh Co. Ltd.	2,207	78,581
	Sinil Pharm Co. Ltd.	1,949	9,375
#*	SK Biopharmaceuticals Co. Ltd.	5,142	362,138
#*	SK Bioscience Co. Ltd.	2,633	86,149
	SK Chemicals Co. Ltd.	4,083	199,149
	SK Discovery Co. Ltd.	4,063	159,664
*	SK Eternix Co. Ltd.	7,447	128,489
	SK Gas Ltd.	635	121,018
	SK Hynix, Inc.	104,555	20,264,412
#*Ω	SK IE Technology Co. Ltd.	10,849	215,063
	SK Innovation Co. Ltd.	7,792	602,877
*	SK oceanplant Co. Ltd.	6,151	87,513
	SK Securities Co. Ltd.	170,647	82,558
	SK Telecom Co. Ltd. (017670 KS)	7,361	297,322
	SK Telecom Co. Ltd. (SKM US), Sponsored ADR	1,259	27,930

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SKC Co. Ltd.	1,016	$73,110
#	SL Corp.	8,218	195,873
	SM Entertainment Co. Ltd.	1,553	148,320
*	SMEC Co. Ltd.	12,293	32,275
#	SNT Holdings Co. Ltd.	3,470	139,240
*	SOCAR, Inc.	1,653	15,592
	S-Oil Corp.	12,503	563,973
	Solid, Inc.	22,414	100,881
#*	SOLUM Co. Ltd.	17,252	204,489
	Solus Advanced Materials Co. Ltd.	8,382	51,531
*	Solux Co. Ltd.	8,090	31,854
	Songwon Industrial Co. Ltd.	7,797	61,400
	Soop Co. Ltd.	3,056	173,679
	Soulbrain Co. Ltd.	1,580	267,911
	Soulbrain Holdings Co. Ltd.	2,191	69,377
	SPC Samlip Co. Ltd.	730	28,806
	SPG Co. Ltd.	2,271	40,509
	ST Pharm Co. Ltd.	1,575	97,969
	STIC Investments, Inc.	7,920	56,663
	Straffic Co. Ltd.	10,920	30,413
#*	Studio Dragon Corp.	4,596	152,853
	Suheung Co. Ltd.	878	11,920
*	Sukgyung AT Co. Ltd.	508	19,916
	Sun Kwang Co. Ltd.	1,247	17,544
	Sung Kwang Bend Co. Ltd.	3,923	89,853
*	Sungchang Enterprise Holdings Ltd.	19,774	22,921
*	Sungeel Hitech Co. Ltd.	785	21,376
#	Sungwoo Hitech Co. Ltd.	28,667	122,111
*	Suprema, Inc.	1,647	39,680
#*	SY Co. Ltd.	12,322	30,258
	SY Steel Tech, Inc.	2,533	7,858
*	Synergy Innovation Co. Ltd.	10,345	21,214
*	Synopex, Inc.	30,327	146,889
	Systems Technology, Inc.	2,030	27,596
	T&L Co. Ltd.	1,763	76,711
	Tae Kyung Industrial Co. Ltd.	2,012	7,736
	Taekwang Industrial Co. Ltd.	146	105,445
	TAEKYUNG BK Co. Ltd.	7,843	29,052
*	Taesung Co. Ltd.	1,888	42,593
*	Taewoong Co. Ltd.	2,693	78,225
	Taeyang Metal Industrial Co. Ltd.	5,628	9,394
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Taihan Electric Wire Co. Ltd.	9,077	$101,873
	TCC Steel	1,820	23,357
	TechWing, Inc.	5,601	110,844
	Telechips, Inc.	3,499	33,763
	TES Co. Ltd.	3,436	63,739
	TK Corp.	4,087	67,333
	TKG Huchems Co. Ltd.	8,732	110,745
	TLB Co. Ltd.	2,610	50,506
	Tokai Carbon Korea Co. Ltd.	2,058	157,558
#*	Tongyang Life Insurance Co. Ltd.	24,537	148,857
*	Top Engineering Co. Ltd.	5,710	15,887
	Toptec Co. Ltd.	10,660	37,716
	Tovis Co. Ltd.	6,051	69,181
	TS Corp.	19,785	43,842
	TSE Co. Ltd.	713	19,801
*	TSI Co. Ltd.	1,964	7,529
*	Tuksu Construction Co. Ltd.	3,773	19,738
	TYM Corp.	18,418	66,965
	Ubiquoss Holdings, Inc.	2,043	14,781
	Ubiquoss, Inc.	6,216	38,800
	Uju Electronics Co. Ltd.	1,935	61,436
*	Uni-Chem Co. Ltd.	17,481	21,887
#	Unid Co. Ltd.	2,052	123,976
	Union Semiconductor Equipment & Materials Co. Ltd.	7,723	39,526
	Uniquest Corp.	4,583	20,368
*	Unison Co. Ltd.	19,128	18,206
*	UniTest, Inc.	4,160	37,042
	Unitrontech Co. Ltd.	8,834	40,500
	Value Added Technology Co. Ltd.	4,333	73,549
*††	Vidente Co. Ltd.	19,231	8,639
	Vieworks Co. Ltd.	2,184	32,822
*	Vina Tech Co. Ltd.	615	12,603
	Vitzro Tech Co. Ltd.	4,197	25,775
	Vitzrocell Co. Ltd.	4,413	98,802
*	VM, Inc.	2,268	17,923
#*	VT Co. Ltd.	7,135	184,211
	Webcash Corp.	2,110	22,309
	Webzen, Inc.	6,567	69,041
*	Wemade Co. Ltd.	2,116	47,591
	Whanin Pharmaceutical Co. Ltd.	5,935	51,286
	WINS Technet Co. Ltd.	3,865	35,319
	WiSoL Co. Ltd.	10,907	52,484
	Won Tech Co. Ltd.	15,831	146,278

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Wonik Holdings Co. Ltd.	21,371	$91,819
	WONIK IPS Co. Ltd.	4,142	96,718
	Wonik Materials Co. Ltd.	3,195	54,404
	Wonik QnC Corp.	6,335	83,183
	Woojin, Inc.	3,958	31,568
	Woongjin Thinkbig Co. Ltd.	16,211	23,756
*	Wooree Bio Co. Ltd.	11,301	18,665
	Woori Financial Group, Inc. (316140 KS)	195,291	3,465,077
#	Woori Financial Group, Inc. (WF US), Sponsored ADR	291	15,391
#*	Woori Technology Investment Co. Ltd.	12,348	82,491
*	Woori Technology, Inc.	17,348	45,490
*	Woosu AMS Co. Ltd.	5,919	13,121
	Worldex Industry & Trading Co. Ltd.	3,984	69,241
*	Wysiwyg Studios Co. Ltd.	28,958	18,857
	Xexymix Corp.	5,593	24,672
	Y G-1 Co. Ltd.	9,847	40,846
*	YC Corp.	2,877	22,863
*	Yest Co. Ltd.	1,865	24,715
	YG Entertainment, Inc.	1,379	84,249
*	YG PLUS	4,446	27,401
*	YMT Co. Ltd.	2,063	13,636
	Youlchon Chemical Co. Ltd.	1,863	45,676
	Young Poong Corp.	1,890	57,660
#	Youngone Corp.	8,991	390,805
	Youngone Holdings Co. Ltd.	2,901	293,992
	Yuanta Securities Korea Co. Ltd.	37,741	100,756
	YuHwa Securities Co. Ltd.	13,635	27,403
*	Yungjin Pharmaceutical Co. Ltd.	9,902	15,268
	Zeus Co. Ltd.	4,722	41,838
	Zinus, Inc.	3,957	61,346
TOTAL SOUTH KOREA			203,414,447
TAIWAN — (21.1%)
	104 Corp.	5,000	37,162
	91APP, Inc.	28,000	76,627
	Aaeon Technology, Inc.	11,546	46,499
		Shares	Value»
TAIWAN — (Continued)
	ABC Taiwan Electronics Corp.	42,860	$23,175
	Abico Avy Co. Ltd.	64,054	72,782
#	Ability Enterprise Co. Ltd.	103,508	205,692
#	Ability Opto-Electronics Technology Co. Ltd.	19,528	75,626
	AcBel Polytech, Inc.	373,757	343,322
	Accton Technology Corp.	82,858	2,447,144
	Acer Cyber Security, Inc.	5,157	29,544
	Acer E-Enabling Service Business, Inc.	7,000	54,580
	Acer, Inc.	640,287	684,058
#*	ACES Electronic Co. Ltd.	60,117	114,143
*	Acon Holding, Inc.	183,475	49,353
	Acter Group Corp. Ltd.	52,534	856,546
	Action Electronics Co. Ltd.	103,000	43,666
#	Actron Technology Corp.	26,000	113,166
	ADATA Technology Co. Ltd.	198,180	600,964
	Addcn Technology Co. Ltd.	18,913	111,277
*	Adimmune Corp.	171,000	97,878
	Advanced Ceramic X Corp.	21,000	83,356
	Advanced Energy Solution Holding Co. Ltd.	19,000	783,085
	Advanced International Multitech Co. Ltd.	67,000	143,893
#*	Advanced Optoelectronic Technology, Inc.	49,000	22,807
	Advanced Power Electronics Corp.	29,000	77,858
#	Advanced Wireless Semiconductor Co.	52,000	164,793
#	Advancetek Enterprise Co. Ltd.	131,908	307,798
	Advantech Co. Ltd.	44,959	500,117
*	AEON Motor Co. Ltd.	22,000	24,077
#	Aero Win Technology Corp.	10,000	16,554
	AGV Products Corp.	230,172	81,162
#	AIC, Inc.	13,121	139,589
	Airoha Technology Corp.	7,000	129,102

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Airtac International Group	36,382	$1,034,759
	Alchip Technologies Ltd.	18,000	2,301,065
	Alexander Marine Co. Ltd.	6,163	41,438
*	Algoltek, Inc.	11,000	20,100
#*	ALI Corp.	58,579	50,914
#	Allied Circuit Co. Ltd.	16,176	68,523
	Allied Supreme Corp.	22,000	190,090
#	Allis Electric Co. Ltd.	76,082	258,574
	Alltek Technology Corp.	99,813	119,581
	Alltop Technology Co. Ltd.	23,751	185,383
	Altek Corp.	157,102	210,545
	Amazing Microelectronic Corp.	33,144	70,554
#	Ambassador Hotel	103,000	143,701
	AMIDA Technology, Inc.	6,300	10,027
#	AMPACS Corp.	37,000	38,248
	Ampak Technology, Inc.	18,000	47,898
	Ampire Co. Ltd.	52,000	47,119
	Ample Electronic Technology Co. Ltd.	9,000	41,661
#	AMPOC Far-East Co. Ltd.	46,000	144,966
	AmTRAN Technology Co. Ltd.	324,408	143,033
*	Amulaire Thermal Technology, Inc.	40,000	32,626
	Anji Technology Co. Ltd.	37,337	40,050
	Anpec Electronics Corp.	32,317	181,989
	Aopen, Inc.	13,000	19,440
	Apac Opto Electronics, Inc.	18,000	50,205
	Apacer Technology, Inc.	46,506	89,696
	APAQ Technology Co. Ltd.	8,000	27,740
	APCB, Inc.	77,000	35,762
	Apex Biotechnology Corp.	37,477	35,998
#	Apex Dynamics, Inc.	7,000	164,102
*	Apex International Co. Ltd.	93,505	74,984
	Apex Science & Engineering	71,628	28,906
	ARBOR Technology Corp.	19,000	26,005
		Shares	Value»
TAIWAN — (Continued)
	Arcadyan Technology Corp.	59,755	$441,585
	Ardentec Corp.	239,411	601,631
	ARES International Corp.	14,000	25,022
	Argosy Research, Inc.	31,558	174,862
	ASE Technology Holding Co. Ltd.	441,089	2,139,010
	Asia Cement Corp.	560,696	757,931
#	Asia Optical Co., Inc.	108,000	466,131
	Asia Polymer Corp.	198,385	82,283
#	Asia Tech Image, Inc.	26,000	66,965
	Asia Vital Components Co. Ltd.	59,422	1,806,085
	ASIX Electronics Corp.	19,000	51,766
	ASMedia Technology, Inc.	6,312	397,129
	ASolid Technology Co. Ltd.	17,000	29,263
	ASPEED Technology, Inc.	8,258	1,250,598
	ASROCK, Inc.	19,000	167,281
	Asustek Computer, Inc.	62,996	1,382,851
	ATE Energy International Co. Ltd.	43,000	40,198
	Aten International Co. Ltd.	45,000	88,010
#	Auden Techno Corp.	17,000	51,200
	Audix Corp.	42,800	85,684
	AUO Corp. (2409 TT)	1,582,400	630,858
	AUO Corp. (AUOTY US), Sponsored ADR	3,683	16,278
	AURAS Technology Co. Ltd.	11,000	245,044
	Aurona Industries, Inc.	42,000	35,937
	Aurora Corp.	23,585	45,052
	Avalue Technology, Inc.	25,000	80,104
	AVer Information, Inc.	16,000	17,845
#	Avermedia Technologies	37,000	49,868
	Axiomtek Co. Ltd.	34,383	96,744
	Azurewave Technologies, Inc.	41,000	79,993
	Bafang Yunji International Co. Ltd.	18,000	110,768
	Bank of Kaohsiung Co. Ltd.	327,519	128,066
	Basso Industry Corp.	69,000	88,521

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	BenQ Materials Corp.	83,000	$62,320
	BES Engineering Corp.	707,000	261,770
	Billion Electric Co. Ltd.	19,000	18,114
#	Bin Chuan Enterprise Co. Ltd.	53,650	85,658
	Bionime Corp.	11,000	27,051
*	Biostar Microtech International Corp.	54,000	31,877
	Bioteque Corp.	23,010	84,414
	Bizlink Holding, Inc.	55,953	1,682,879
	Bon Fame Co. Ltd.	17,000	34,531
	Bora Pharmaceuticals Co. Ltd.	17,989	490,238
	Brave C&H Supply Co. Ltd.	9,000	25,465
	Bright Led Electronics Corp.	47,100	26,040
	Brightek Optoelectronic Co. Ltd.	23,000	36,292
	Brighten Optix Corp.	4,497	29,070
	Brighton-Best International Taiwan, Inc.	214,331	250,017
#	Brillian Network & Automation Integrated System Co. Ltd.	15,208	130,569
	C Sun Manufacturing Ltd.	17,062	81,904
*	Calin Technology Co. Ltd.	25,000	23,070
*	Cameo Communications, Inc.	95,044	28,460
	Capital Futures Corp.	57,081	92,659
#	Capital Securities Corp.	621,902	420,528
#*	Career Technology MFG. Co. Ltd.	267,235	126,959
*	Carnival Industrial Corp.	71,499	19,047
	Castles Technology Co. Ltd.	40,862	96,035
	Caswell, Inc.	22,000	61,162
	Catcher Technology Co. Ltd.	148,509	1,048,789
	Cathay Chemical Works	17,000	31,529
	Cathay Consolidated, Inc.	8,799	24,504
#	Cathay Financial Holding Co. Ltd.	993,178	2,013,009
		Shares	Value»
TAIWAN — (Continued)
	Cathay Real Estate Development Co. Ltd.	278,300	$173,070
*	Cayman Engley Industrial Co. Ltd.	25,785	26,138
*	CCP Contact Probes Co. Ltd.	48,875	49,933
*	Celxpert Energy Corp.	39,764	45,749
	Cenra, Inc.	60,500	68,070
#	Center Laboratories, Inc.	286,949	357,045
#	Central Reinsurance Co. Ltd.	204,873	158,393
	Century Iron & Steel Industrial Co. Ltd.	89,000	555,572
#	Chailease Holding Co. Ltd.	515,142	1,988,784
	Chain Chon Industrial Co. Ltd.	88,516	30,800
*	ChainQui Construction Development Co. Ltd.	41,171	18,019
	Chaintech Technology Corp.	32,000	36,835
	Champion Microelectronic Corp.	21,600	41,361
	Chang Hwa Commercial Bank Ltd.	1,240,233	766,053
#	Chang Wah Electromaterials, Inc.	170,240	220,550
	Chang Wah Technology Co. Ltd.	199,500	203,515
	Channel Well Technology Co. Ltd.	102,000	302,682
#	Chant Sincere Co. Ltd.	28,000	39,461
	Charoen Pokphand Enterprise	91,676	355,611
	CHC Healthcare Group	58,000	88,977
	CHC Resources Corp.	34,379	83,702
	Chen Full International Co. Ltd.	46,000	62,175
#	Chenbro Micom Co. Ltd.	23,000	389,857
#	Cheng Loong Corp.	416,480	253,904
*	Cheng Mei Materials Technology Corp.	238,153	110,280

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cheng Shin Rubber Industry Co. Ltd.	602,808	$806,367
	Cheng Uei Precision Industry Co. Ltd.	202,159	381,591
#	Chenming Electronic Technology Corp.	36,000	141,017
	Chia Chang Co. Ltd.	60,000	74,277
	Chia Hsin Cement Corp.	218,280	102,400
	Chicony Electronics Co. Ltd.	200,350	873,616
	Chicony Power Technology Co. Ltd.	93,731	352,202
	Chief Telecom, Inc.	11,900	173,515
	Chien Kuo Construction Co. Ltd.	64,432	55,059
	Chien Shing Harbour Service Co. Ltd.	31,000	47,937
*	Chien Shing Stainless Steel Co. Ltd.	46,670	18,202
#	China Airlines Ltd.	1,329,062	910,723
	China Bills Finance Corp.	374,000	189,594
	China Container Terminal Corp.	34,000	29,937
	China Ecotek Corp.	11,000	20,470
	China Electric Manufacturing Corp.	127,170	53,643
	China Fineblanking Technology Co. Ltd.	14,721	12,791
#	China General Plastics Corp.	198,602	79,028
	China Glaze Co. Ltd.	60,680	32,825
*	China Man-Made Fiber Corp.	663,965	140,916
#	China Metal Products	143,190	119,043
#	China Motor Corp.	138,600	255,636
#*	China Petrochemical Development Corp.	1,961,033	487,501
	China Steel Chemical Corp.	85,227	247,584
#	China Steel Corp.	1,873,940	1,216,941
	China Steel Structure Co. Ltd.	38,000	54,237
	China Wire & Cable Co. Ltd.	53,120	67,327
	Chinese Maritime Transport Ltd.	35,120	56,580
	Ching Feng Home Fashions Co. Ltd.	60,478	40,977
	Chin-Poon Industrial Co. Ltd.	192,113	225,086
*	Chip Hope Co. Ltd.	6,000	7,314
		Shares	Value»
TAIWAN — (Continued)
#	Chipbond Technology Corp.	370,000	$691,708
#	ChipMOS Technologies, Inc. (8150 TT)	343,594	297,301
	ChipMOS Technologies, Inc. (IMOS US), ADR	2,049	34,743
	Chlitina Holding Ltd.	25,754	87,728
	Chong Hong Construction Co. Ltd.	97,361	266,017
	Chroma ATE, Inc.	61,466	880,149
	Chun YU Works & Co. Ltd.	66,150	41,508
	Chun Yuan Steel Industry Co. Ltd.	243,999	161,615
#*	Chung Hung Steel Corp.	402,889	207,043
	Chung Hwa Chemical Industrial Works Ltd.	44,000	48,162
	Chung Hwa Food Industrial Co. Ltd.	22,770	68,383
#*	Chung Hwa Pulp Corp.	196,246	80,090
	Chung Lien Co. Ltd.	18,000	22,643
	Chung-Hsin Electric & Machinery Manufacturing Corp.	119,000	652,171
	Chunghwa Precision Test Tech Co. Ltd.	7,000	197,786
	Chunghwa Telecom Co. Ltd. (2412 TT)	302,800	1,308,483
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	12,202	529,567
	CKM Applied Materials Corp.	27,000	27,345
	Cleanaway Co. Ltd. (8422 TT)	38,000	245,337
	Clevo Co.	190,869	282,297
#	CMC Magnetics Corp.	538,132	141,812
	C-Media Electronics, Inc.	24,000	31,341
#*	CoAsia Electronics Corp.	60,094	83,468
	Collins Co. Ltd.	50,000	25,388
#	Compal Electronics, Inc.	1,023,086	1,001,194
	Compeq Manufacturing Co. Ltd.	336,000	730,270

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Complex Micro Interconnection Co. Ltd.	25,000	$33,789
	Compucase Enterprise	38,000	145,290
#	Concord International Securities Co. Ltd.	141,605	56,652
#	Concord Securities Co. Ltd.	298,957	117,158
	Continental Holdings Corp.	209,250	154,093
#	Contrel Technology Co. Ltd.	33,000	41,090
	Coremax Corp.	38,674	70,648
#	Coretronic Corp.	140,600	380,659
	Co-Tech Development Corp.	116,541	457,608
	Coxon Precise Industrial Co. Ltd.	33,000	14,977
	Creative Sensor, Inc.	27,000	50,268
	Crowell Development Corp.	48,300	43,174
	CTBC Financial Holding Co. Ltd.	2,817,612	3,871,671
	CTCI Advanced Systems, Inc.	5,000	20,333
	CTCI Corp.	321,555	313,513
#	CTI Traffic Industries Co. Ltd.	7,200	23,694
	Cub Elecparts, Inc.	24,000	56,025
	CviLux Corp.	40,902	57,687
	Cyberlink Corp.	28,000	87,396
	CyberPower Systems, Inc.	25,200	194,971
#*	CyberTAN Technology, Inc.	144,576	126,360
	Cystech Electronics Corp.	8,400	21,506
	DA CIN Construction Co. Ltd.	107,200	214,037
	Dafeng TV Ltd.	28,396	48,231
	Dah San Electric Wire & Cable Co. Ltd.	39,645	69,156
#	Da-Li Development Co. Ltd.	154,918	235,019
#	Darfon Electronics Corp.	117,000	136,705
	Darwin Precisions Corp.	202,000	72,557
	Data Image Corp.	19,000	31,115
	Davicom Semiconductor, Inc.	19,000	14,941
	Daxin Materials Corp.	13,000	110,331
	De Licacy Industrial Co. Ltd.	139,345	61,781
	Delpha Construction Co. Ltd.	131,000	124,614
		Shares	Value»
TAIWAN — (Continued)
	Delta Electronics, Inc.	241,940	$4,557,689
	Depo Auto Parts Ind Co. Ltd.	51,000	291,768
	Desiccant Technology Corp.	3,300	16,562
	Dimerco Data System Corp.	30,884	126,044
#	Dimerco Express Corp.	69,643	176,454
	DingZing Advanced Materials, Inc.	3,000	10,005
	D-Link Corp.	258,136	141,595
*	Donpon Precision, Inc.	46,000	43,827
	Dr. Wu Skincare Co. Ltd.	5,000	21,189
	Draytek Corp.	26,000	27,673
	Drewloong Precision, Inc.	12,765	69,212
	Dyaco International, Inc.	57,019	40,548
#	Dynamic Holding Co. Ltd.	138,382	362,004
#	Dynapack International Technology Corp.	70,000	535,767
	E Ink Holdings, Inc.	131,000	892,007
	E.Sun Financial Holding Co. Ltd.	1,885,395	2,016,417
	Eastech Holding Ltd.	16,000	48,404
*	Eastern Media International Corp.	139,734	71,996
#*	Eclat Textile Co. Ltd.	59,279	792,936
	eCloudvalley Digital Technology Co. Ltd.	15,000	40,021
#	Edison Opto Corp.	56,789	32,968
*	Edom Technology Co. Ltd.	88,615	74,807
	eGalax_eMPIA Technology, Inc.	24,467	29,257
#*	Egis Technology, Inc.	21,000	93,385
	Elan Microelectronics Corp.	175,959	726,957
	E-Lead Electronic Co. Ltd.	27,176	34,389
	E-LIFE MALL Corp.	40,000	95,487
	Elite Advanced Laser Corp.	31,928	204,474
	Elite Material Co. Ltd.	50,909	1,866,151
	Elite Semiconductor Microelectronics Technology, Inc.	114,000	189,493
	Elitegroup Computer Systems Co. Ltd.	135,235	78,384
	eMemory Technology, Inc.	16,000	1,083,113

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Emerging Display Technologies Corp.	74,000	$55,021
	ENE Technology, Inc.	17,000	20,437
	Ennoconn Corp.	47,915	487,120
	Ennostar, Inc.	326,227	381,701
	EnTie Commercial Bank Co. Ltd.	218,500	96,899
*	Epileds Technologies, Inc.	32,000	23,546
*	Episil Technologies, Inc.	52,000	63,872
	Episil-Precision, Inc.	40,078	43,387
	Eris Technology Corp.	9,055	37,740
	Eson Precision Ind Co. Ltd.	58,000	125,389
	Eternal Materials Co. Ltd.	464,321	430,286
*	Etron Technology, Inc.	69,000	60,962
	Eurocharm Holdings Co. Ltd.	13,000	58,495
	Eva Airways Corp.	1,198,990	1,511,806
	Ever Supreme Bio Technology Co. Ltd.	12,821	65,133
*	Everest Textile Co. Ltd.	211,837	44,886
	Evergreen Aviation Technologies Corp.	63,000	246,007
	Evergreen International Storage & Transport Corp.	265,000	303,365
#	Evergreen Marine Corp. Taiwan Ltd.	271,342	1,790,555
	EVERGREEN Steel Corp.	87,000	234,211
#	Everlight Electronics Co. Ltd.	213,149	492,138
#*	Everspring Industry Co. Ltd.	67,700	22,999
	Evertop Wire Cable Corp.	58,000	64,791
	Excel Cell Electronic Co. Ltd.	40,000	23,357
	Excellence Opto, Inc.	68,000	47,703
	Excelsior Medical Co. Ltd.	55,792	156,315
	Far Eastern Department Stores Ltd.	427,370	302,589
	Far Eastern International Bank	837,464	375,639
	Far Eastern New Century Corp.	627,560	601,481
		Shares	Value»
TAIWAN — (Continued)
	Far EasTone Telecommunications Co. Ltd.	336,000	$916,406
	Faraday Technology Corp.	54,351	274,121
	Farcent Enterprise Co. Ltd.	11,000	19,780
	Farglory F T Z Investment Holding Co. Ltd.	73,866	110,561
	Farglory Land Development Co. Ltd.	95,442	197,199
	FDC International Hotels Corp.	15,000	24,938
	Feature Integration Technology, Inc.	14,000	32,947
*	Federal Corp.	129,000	90,062
	Feedback Technology Corp.	21,633	72,716
	Feng Hsin Steel Co. Ltd.	220,550	498,361
#	Feng TAY Enterprise Co. Ltd.	165,265	653,563
*	FineMat Applied Materials Co. Ltd.	12,000	12,103
#	FineTek Co. Ltd.	13,824	58,869
	Firich Enterprises Co. Ltd.	119,395	100,586
#*	First Copper Technology Co. Ltd.	69,000	75,434
	First Financial Holding Co. Ltd.	1,973,828	1,949,815
#	First Hi-Tec Enterprise Co. Ltd.	15,709	138,314
	First Hotel	129,746	58,299
	First Insurance Co. Ltd.	103,606	85,225
*	First Steamship Co. Ltd.	384,425	74,722
#	FIT Holding Co. Ltd.	72,000	113,939
	Fitipower Integrated Technology, Inc.	58,250	349,574
*	Fittech Co. Ltd.	10,509	20,946
*	FLEXium Interconnect, Inc.	162,001	353,221
#	Flytech Technology Co. Ltd.	48,373	181,428
	FocalTech Systems Co. Ltd.	89,963	189,143
	Forcecon Tech Co. Ltd.	34,971	132,160
*	Forest Water Environment Engineering Co. Ltd.	23,925	25,615

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosa Advanced Technologies Co. Ltd.	93,000	$83,147
#	Formosa Chemicals & Fibre Corp.	846,378	812,832
	Formosa Oilseed Processing Co. Ltd.	45,400	45,311
	Formosa Optical Technology Co. Ltd.	17,000	74,021
	Formosa Petrochemical Corp.	170,000	248,407
#	Formosa Plastics Corp.	773,134	1,099,778
	Formosa Sumco Technology Corp.	43,000	126,932
#	Formosa Taffeta Co. Ltd.	406,000	222,104
	Formosan Rubber Group, Inc.	91,548	76,090
	Formosan Union Chemical Corp.	178,847	105,512
#	Fortune Electric Co. Ltd.	39,160	861,872
*	Forward Electronics Co. Ltd.	12,000	7,073
	Fositek Corp.	9,000	270,654
	Founding Construction & Development Co. Ltd.	77,460	42,988
	Foxconn Technology Co. Ltd.	236,536	508,607
	Foxsemicon Integrated Technology, Inc.	40,562	410,702
	Franbo Lines Corp.	119,328	73,886
	Froch Enterprise Co. Ltd.	108,713	52,847
#	FSP Technology, Inc.	67,886	125,182
	Fu Chun Shin Machinery Manufacture Co. Ltd.	69,854	36,093
#	Fu Hua Innovation Co. Ltd.	144,045	160,221
	Fubon Financial Holding Co. Ltd.	1,306,877	3,586,945
	Fulgent Sun International Holding Co. Ltd.	92,401	315,557
*	Full Wang International Development Co. Ltd.	9,450	5,961
		Shares	Value»
TAIWAN — (Continued)
	Fullerton Technology Co. Ltd.	56,000	$42,210
#	Fusheng Precision Co. Ltd.	49,000	458,655
	Fwusow Industry Co. Ltd.	128,644	62,339
#	G Shank Enterprise Co. Ltd.	75,059	200,079
	Gallant Micro Machining Co. Ltd.	2,000	43,390
#	Gamania Digital Entertainment Co. Ltd.	56,000	119,718
*	GCS Holdings, Inc.	41,000	224,232
	GEM Services, Inc.	28,670	64,844
	Gemtek Technology Corp.	206,574	165,020
*	General Interface Solution GIS Holding Ltd.	130,000	198,689
	General Plastic Industrial Co. Ltd.	34,384	34,782
	Generalplus Technology, Inc.	31,000	40,198
	Genesys Logic, Inc.	22,000	96,606
	Genius Electronic Optical Co. Ltd.	45,979	662,181
	Genovate Biotechnology Co. Ltd.	36,482	22,215
	GeoVision, Inc.	11,164	18,109
	Getac Holdings Corp.	118,000	462,783
	GFC Ltd.	27,500	102,114
	Giantplus Technology Co. Ltd.	140,000	62,615
#	Gigabyte Technology Co. Ltd.	136,000	1,233,881
#*	Gigasolar Materials Corp.	19,897	48,100
*	Gigastorage Corp.	147,000	60,056
	Global Brands Manufacture Ltd.	138,172	528,765
	Global Lighting Technologies, Inc.	42,000	56,130
	Global Mixed Mode Technology, Inc.	39,000	281,575
#	Global PMX Co. Ltd.	32,000	124,667
	Global Unichip Corp.	24,000	961,135
#	Globalwafers Co. Ltd.	77,000	874,028
	Globe Union Industrial Corp.	127,298	42,181
#	Gloria Material Technology Corp.	273,708	338,818
*	GlycoNex, Inc.	30,000	22,571
#	GMI Technology, Inc.	51,970	77,142
	Gold Circuit Electronics Ltd.	104,836	1,298,542

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Golden Long Teng Development Co. Ltd.	46,000	$40,449
#	Goldsun Building Materials Co. Ltd.	429,735	530,203
	Good Finance Securities Co. Ltd.	39,000	26,196
	Good Will Instrument Co. Ltd.	42,859	64,732
	Gordon Auto Body Parts	71,000	65,619
	Gourmet Master Co. Ltd.	55,052	147,592
	Grand Fortune Securities Co. Ltd.	157,000	58,136
#*	Grand Pacific Petrochemical	536,456	186,480
	Grand Process Technology Corp.	5,000	248,946
	GrandTech CG Systems, Inc.	24,915	42,828
	Grape King Bio Ltd.	62,000	267,955
	Great China Metal Industry	78,000	55,985
	Great Taipei Gas Co. Ltd.	115,000	115,946
#	Great Tree Pharmacy Co. Ltd.	37,311	190,231
	Great Wall Enterprise Co. Ltd.	238,448	486,220
	Greatek Electronics, Inc.	176,000	361,500
	Green World FinTech Service Co. Ltd.	40,000	80,759
#	Group Up Industrial Co. Ltd.	22,000	156,294
	GTM Holdings Corp.	63,000	64,985
#	Gudeng Precision Industrial Co. Ltd.	25,442	255,473
*	Hai Kwang Enterprise Corp.	52,450	28,136
	Hannstar Board Corp.	159,795	387,969
#*	HannStar Display Corp.	1,106,000	263,737
*	HannsTouch Holdings Co.	281,781	56,232
	Hanpin Electron Co. Ltd.	26,000	40,084
	Harvatek Corp.	66,052	38,038
	Heran Co. Ltd.	20,000	49,839
	Hi-Clearance, Inc.	13,707	63,704
	Highlight Tech Corp.	33,708	48,793
#	Highwealth Construction Corp.	311,331	425,402
	Hi-Lai Foods Co. Ltd.	8,000	40,657
	HIM International Music, Inc.	13,190	43,096
		Shares	Value»
TAIWAN — (Continued)
*	Hitron Technology, Inc.	66,799	$49,846
#	Hiwin Technologies Corp.	60,380	423,865
	Hiyes International Co. Ltd.	16,866	49,112
#	Ho Tung Chemical Corp.	465,035	121,105
	Hocheng Corp.	112,586	61,693
	Holdings-Key Electric Wire & Cable Co. Ltd.	28,000	46,885
	Holiday Entertainment Co. Ltd.	23,600	56,401
	Holtek Semiconductor, Inc.	63,000	82,718
	Holy Stone Enterprise Co. Ltd.	77,500	207,033
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	1,172,599	6,895,444
	Hong Ho Precision Textile Co. Ltd.	27,000	18,285
	Hong Pu Real Estate Development Co. Ltd.	80,609	73,447
#	Hong TAI Electric Industrial	121,000	147,764
	Horizon Securities Co. Ltd.	166,420	59,702
#	Hota Industrial Manufacturing Co. Ltd.	104,000	189,142
	Hotai Finance Co. Ltd.	110,060	236,194
	Hotai Motor Co. Ltd.	66,220	1,218,158
*	Hotron Precision Electronic Industrial Co. Ltd.	32,272	19,348
	Hsin Ba Ba Corp.	15,207	34,039
	Hsin Kuang Steel Co. Ltd.	121,788	164,940
	Hsin Yung Chien Co. Ltd.	14,364	42,313
	Hsing TA Cement Co.	68,000	37,115
#*	HTC Corp.	363,000	487,415
	Hu Lane Associate, Inc.	36,570	162,746
#	HUA ENG Wire & Cable Co. Ltd.	135,000	118,775
	Hua Jung Components Co. Ltd.	70,000	29,866
	Hua Nan Financial Holdings Co. Ltd.	1,251,879	1,199,538

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Hua Yu Lien Development Co. Ltd.	57,262	$138,252
	Huaku Development Co. Ltd.	148,376	471,998
	Huang Hsiang Construction Corp.	63,108	82,303
#	Huikwang Corp.	22,000	19,523
	Hung Ching Development & Construction Co. Ltd.	60,000	53,695
#	Hung Sheng Construction Ltd.	175,200	134,687
	Huxen Corp.	28,000	46,172
	Hwa Fong Rubber Industrial Co. Ltd.	103,849	56,207
	Hwacom Systems, Inc.	64,000	47,142
#	Hwang Chang General Contractor Co. Ltd.	79,612	195,180
	IBF Financial Holdings Co. Ltd.	1,270,957	617,044
	ICARES Medicus, Inc.	4,700	17,852
#	Ichia Technologies, Inc.	117,897	160,672
*	Ideal Bike Corp.	94,899	20,498
#	IEI Integration Corp.	71,680	182,772
	IKKA Holdings Cayman Ltd.	6,000	18,721
#	Infortrend Technology, Inc.	110,798	77,686
	Info-Tek Corp.	37,000	32,124
#	Ingentec Corp.	7,350	29,499
	Innodisk Corp.	38,034	287,214
#	Innolux Corp.	1,934,922	742,101
#	Inpaq Technology Co. Ltd.	49,344	112,167
#	Insyde Software Corp.	13,200	94,972
	Intai Technology Corp.	16,800	57,571
#	Integrated Service Technology, Inc.	36,345	147,471
	Interactive Digital Technologies, Inc.	14,000	33,920
*	International CSRC Investment Holdings Co.	442,400	179,950
#	International Games System Co. Ltd.	70,000	1,830,338
	Inventec Corp.	495,181	731,345
#	Iron Force Industrial Co. Ltd.	22,816	63,813
		Shares	Value»
TAIWAN — (Continued)
	I-Sheng Electric Wire & Cable Co. Ltd.	57,000	$94,526
	ITE Technology, Inc.	79,202	347,210
	ITEQ Corp.	98,628	331,344
#	Jarllytec Co. Ltd.	29,000	105,241
	Jean Co. Ltd.	78,981	69,568
	Jentech Precision Industrial Co. Ltd.	15,498	737,357
	Jetway Information Co. Ltd.	19,500	26,185
	Jetwell Computer Co. Ltd.	6,000	36,952
	Jia Wei Lifestyle, Inc.	28,971	43,669
	Jih Lin Technology Co. Ltd.	24,000	36,906
	Jiin Yeeh Ding Enterprise Co. Ltd.	22,400	45,694
	JMC Electronics Co. Ltd.	20,000	16,363
	Johnson Chemical Pharmaceutical Works Corp.	5,000	9,629
	Johnson Health Tech Co. Ltd.	32,000	161,910
#	JPC connectivity, Inc.	34,875	158,852
	JPP Holding Co. Ltd.	1,050	6,739
	JSL Construction & Development Co. Ltd.	60,988	159,667
	K Laser Technology, Inc.	71,000	39,025
	Kaimei Electronic Corp.	51,587	98,779
	Kaori Heat Treatment Co. Ltd.	16,983	177,978
	Kaulin Manufacturing Co. Ltd.	53,000	21,220
	Kedge Construction Co. Ltd.	37,160	105,057
	Keding Enterprises Co. Ltd.	15,000	60,494
	KEE TAI Properties Co. Ltd.	192,064	80,749
	Kenda Rubber Industrial Co. Ltd.	336,050	253,938
	Kent Industrial Co. Ltd.	32,000	25,745
	Kerry TJ Logistics Co. Ltd.	100,000	112,332
*	Key Ware Electronics Co. Ltd.	80,959	47,746
#	Keystone Microtech Corp.	11,000	132,197
	KGI Financial Holding Co. Ltd.	2,505,999	1,269,427
#	KHGEARS International Ltd.	13,000	69,837

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Kindom Development Co. Ltd.	213,700	$356,220
	King Chou Marine Technology Co. Ltd.	33,660	48,263
	King Polytechnic Engineering Co. Ltd.	32,550	56,528
	King Slide Works Co. Ltd.	12,050	1,060,998
	King Yuan Electronics Co. Ltd.	338,529	1,324,214
#*	King's Town Bank Co. Ltd.	389,000	701,426
#*	King's Town Construction Co. Ltd.	31,348	43,244
	Kingstate Electronics Corp.	17,000	19,675
	Kinik Co.	24,000	259,089
	Kinko Optical Co. Ltd.	76,769	65,472
	Kinpo Electronics	577,028	344,125
	Kinsus Interconnect Technology Corp.	168,009	570,883
	KMC Kuei Meng International, Inc.	29,761	93,383
	KNH Enterprise Co. Ltd.	43,000	24,445
	Ko Ja Cayman Co. Ltd.	20,000	24,130
	KS Terminals, Inc.	70,760	120,482
	Kuen Ling Machinery Refrigerating Co. Ltd.	9,000	12,675
#	Kung Long Batteries Industrial Co. Ltd.	33,000	154,701
*	Kung Sing Engineering Corp.	210,404	78,979
#	Kuo Toong International Co. Ltd.	101,625	171,538
	Kuo Yang Construction Co. Ltd.	103,366	60,694
	Kwong Lung Enterprise Co. Ltd.	58,000	91,858
	L&K Engineering Co. Ltd.	47,812	514,786
	La Kaffa International Co. Ltd.	11,000	27,177
	Lang, Inc.	16,000	26,812
	Lanner Electronics, Inc.	51,961	138,020
	Largan Precision Co. Ltd. (3008 TT)	16,306	1,278,931
	Laser Tek Taiwan Co. Ltd.	27,550	41,941
		Shares	Value»
TAIWAN — (Continued)
	Laster Tech Co. Ltd.	57,105	$45,131
*	Leader Electronics, Inc.	71,799	22,247
	Leadtrend Technology Corp.	14,279	20,160
*	Lealea Enterprise Co. Ltd.	395,940	87,105
	LEE CHI Enterprises Co. Ltd.	95,000	33,410
	Lelon Electronics Corp.	60,694	154,908
	Lemtech Holdings Co. Ltd.	15,115	40,013
	Leo Systems, Inc.	27,000	24,381
*	Leofoo Development Co. Ltd.	68,254	38,508
*	Li Peng Enterprise Co. Ltd.	325,806	64,935
#	Lian HWA Food Corp.	38,480	176,894
	Lida Holdings Ltd.	46,320	36,129
#	Lien Hwa Industrial Holdings Corp.	218,751	330,741
*	Lily Textile	11,000	11,381
	Lingsen Precision Industries Ltd.	208,000	101,870
	Lintes Technology Co. Ltd.	8,143	29,853
	Lion Travel Service Co. Ltd.	36,000	175,704
	Lite-On Technology Corp.	379,395	1,499,936
	Liton Technology Corp.	32,000	35,575
*	Long Bon International Co. Ltd.	61,180	31,707
	Long Da Construction & Development Corp.	89,000	83,017
*	Longchen Paper & Packaging Co. Ltd.	436,349	149,675
	Longwell Co.	63,000	223,683
	Loop Telecommunication International, Inc.	21,000	34,218
	Lotes Co. Ltd.	31,508	1,473,310
	Lumax International Corp. Ltd.	42,142	136,555
#*	Lung Yen Life Service Corp.	80,000	156,814
	Lungteh Shipbuilding Co. Ltd.	28,650	97,214
	Luxe Green Energy Technology Co. Ltd.	14,420	11,925
#	LuxNet Corp.	12,617	82,474
#	M3 Technology, Inc.	11,000	31,156

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Macauto Industrial Co. Ltd.	29,000	$56,975
	Macroblock, Inc.	18,000	37,863
#*	Macronix International Co. Ltd.	1,011,201	635,845
#	Makalot Industrial Co. Ltd.	102,657	902,853
	Marketech International Corp.	41,000	279,161
#	Materials Analysis Technology, Inc.	28,360	180,594
	Maxigen Biotech, Inc.	13,650	19,915
#	Mayer Steel Pipe Corp.	98,710	76,002
*	Mechema Chemicals International Corp.	24,000	64,318
	MediaTek, Inc.	142,360	6,446,711
	Mega Financial Holding Co. Ltd.	966,075	1,374,237
#	Megaforce Co. Ltd.	31,000	42,899
#	Meiloon Industrial Co.	44,520	31,351
	Mercuries & Associates Holding Ltd.	257,341	103,967
	Mercuries Data Systems Ltd.	15,763	15,095
*	Mercuries Life Insurance Co. Ltd.	1,683,377	294,427
	Merida Industry Co. Ltd.	92,735	358,274
#	Merry Electronics Co. Ltd.	113,866	431,842
*	Metatech AP, Inc.	9,000	13,816
*	Microbio Co. Ltd.	216,248	173,018
	Micro-Star International Co. Ltd.	152,233	727,267
	Mildef Crete, Inc.	29,000	107,646
	MIN AIK Technology Co. Ltd.	61,200	41,016
#*	Mitac Holdings Corp.	234,125	592,865
	Mitake Information Corp.	6,000	13,733
*	Mobiletron Electronics Co. Ltd.	26,440	25,996
	momo.com, Inc.	29,276	275,745
*	MOSA Industrial Corp.	120,154	59,181
*	Mosel Vitelic, Inc.	31,000	21,451
	Motech Industries, Inc.	137,000	82,210
	MPI Corp.	23,000	799,398
	MSSCORPS Co. Ltd.	23,763	107,135
*	My Humble House Hospitality Management Consulting	8,000	10,190
		Shares	Value»
TAIWAN — (Continued)
	Nak Sealing Technologies Corp.	31,000	$115,199
#	Namchow Holdings Co. Ltd.	88,000	118,879
	Nan Juen International Co. Ltd.	2,000	14,010
#	Nan Kang Rubber Tire Co. Ltd.	215,000	268,370
	Nan Liu Enterprise Co. Ltd.	18,000	35,266
	Nan Pao Resins Chemical Co. Ltd.	27,000	344,833
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	94,000	32,966
	Nan Ya Plastics Corp.	1,078,674	1,471,201
#	Nan Ya Printed Circuit Board Corp.	47,072	275,755
	Nang Kuang Pharmaceutical Co. Ltd.	21,000	24,447
	Nantex Industry Co. Ltd.	122,964	99,829
#*	Nanya Technology Corp.	291,000	428,402
	National Aerospace Fasteners Corp.	10,000	41,888
	National Petroleum Co. Ltd.	45,000	95,587
	Netronix, Inc.	34,000	131,283
*	New Asia Construction & Development Corp.	81,000	40,657
	New Best Wire Industrial Co. Ltd.	36,600	35,520
	Nichidenbo Corp.	83,193	210,195
	Nidec Chaun-Choung Technology Corp.	7,000	28,761
	Nien Hsing Textile Co. Ltd.	58,110	36,172
	Nien Made Enterprise Co. Ltd.	52,000	742,285
	Niko Semiconductor Co. Ltd.	39,672	55,141
	Nishoku Technology, Inc.	21,400	83,160
	North-Star International Co. Ltd.	61,340	85,047
	Nova Technology Corp.	19,000	109,024
	Novatek Microelectronics Corp.	110,000	1,738,404
	Nuvoton Technology Corp.	83,000	189,538
	O-Bank Co. Ltd.	584,362	176,992

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ocean Plastics Co. Ltd.	95,000	$117,065
	OK Biotech Co. Ltd.	54,214	28,654
	Optimax Technology Corp.	50,000	41,621
	Orient Semiconductor Electronics Ltd.	237,310	305,898
*	Oriental Union Chemical Corp.	250,821	104,710
	O-TA Precision Industry Co. Ltd.	35,935	62,867
	Pacific Construction Co.	143,000	45,927
	Pacific Hospital Supply Co. Ltd.	23,094	68,755
*	Paiho Shih Holdings Corp.	87,055	58,178
	Pan Asia Chemical Corp.	118,151	39,225
	Pan German Universal Motors Ltd.	12,000	133,791
	Pan Jit International, Inc.	167,300	263,659
#	Pan-International Industrial Corp.	215,514	308,763
	Panion & BF Biotech, Inc.	31,969	74,835
	Parade Technologies Ltd.	26,400	502,440
*	Paragon Technologies Co. Ltd.	7,000	3,625
*	PChome Online, Inc.	56,208	61,211
	PCL Technologies, Inc.	29,961	89,179
	P-Duke Technology Co. Ltd.	27,442	75,770
	Pegatron Corp.	395,037	1,051,656
	Pegavision Corp.	24,198	247,533
	PharmaEngine, Inc.	40,000	98,524
*	PharmaEssentia Corp.	25,263	417,071
*	Phihong Technology Co. Ltd.	163,000	119,026
	Phison Electronics Corp.	35,000	614,417
	Phoenix Silicon International Corp.	57,486	242,697
	Phoenix Tours International, Inc.	29,400	55,340
*	Phytohealth Corp.	81,000	34,167
#	Pixart Imaging, Inc.	67,030	434,553
	Planet Technology Corp.	17,000	84,326
	Plastron Precision Co. Ltd.	59,628	30,097
	Podak Co. Ltd.	7,000	9,920
		Shares	Value»
TAIWAN — (Continued)
	Polytronics Technology Corp.	35,269	$50,555
#	Posiflex Technology, Inc.	22,346	185,314
#	Pou Chen Corp.	574,144	539,930
	Power Wind Health Industry, Inc.	15,632	75,003
*	Powerchip Semiconductor Manufacturing Corp.	1,110,000	552,952
#	Powertech Technology, Inc.	199,400	832,880
	Powertip Technology Corp.	53,000	22,201
	Poya International Co. Ltd.	24,349	376,810
	President Chain Store Corp.	141,000	1,208,297
	President Securities Corp.	476,159	300,099
	Primax Electronics Ltd.	251,000	608,326
	Prince Housing & Development Corp.	455,087	138,440
	Princeton Technology Corp.	57,000	19,475
	Pro Hawk Corp.	8,000	40,554
	Prolific Technology, Inc.	27,000	18,030
#	Promate Electronic Co. Ltd.	115,197	229,377
	Prosperity Dielectrics Co. Ltd.	52,032	65,917
	PSS Co. Ltd.	7,000	31,772
#	QST International Corp.	38,771	67,829
#	Qualipoly Chemical Corp.	42,198	98,245
	Quang Viet Enterprise Co. Ltd.	27,000	65,034
	Quanta Computer, Inc.	386,715	3,601,925
	Quanta Storage, Inc.	96,000	280,946
*	Quintain Steel Co. Ltd.	143,134	46,130
	Radiant Opto-Electronics Corp.	123,144	566,038
	Radium Life Tech Co. Ltd.	328,524	123,681
	Rafael Microelectronics, Inc.	8,024	30,177
	Raydium Semiconductor Corp.	32,000	371,373

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	RDC Semiconductor Co. Ltd.	11,000	$56,728
	Realtek Semiconductor Corp.	59,268	1,133,250
	ReaLy Development&Construction Corp.	12,000	11,953
#	Rechi Precision Co. Ltd.	173,173	138,015
#	Rexon Industrial Corp. Ltd.	53,000	53,108
#	Rich Development Co. Ltd.	293,811	86,400
*	Right WAY Industrial Co. Ltd.	78,000	30,074
*	RiTdisplay Corp.	19,000	24,071
*	Ritek Corp.	325,288	110,537
	Rodex Fasteners Corp.	25,000	27,044
	Ruentex Development Co. Ltd.	356,751	356,119
	Ruentex Engineering & Construction Co.	35,154	217,686
	Ruentex Industries Ltd.	157,963	274,662
#	Run Long Construction Co. Ltd.	214,541	221,506
	Sakura Development Co. Ltd.	83,809	182,318
	Sampo Corp.	151,200	125,864
	San Fang Chemical Industry Co. Ltd.	92,992	106,004
	San Fu Chemical Co. Ltd.	19,000	72,040
	San Shing Fastech Corp.	50,479	90,541
	Sanyang Motor Co. Ltd.	185,684	384,124
	Savior Lifetec Corp.	119,447	74,438
	SCI Pharmtech, Inc.	25,705	49,510
#	Scientech Corp.	17,000	190,080
	ScinoPharm Taiwan Ltd.	122,000	68,359
	SciVision Biotech, Inc.	16,000	61,528
#	SDI Corp.	75,000	184,094
	Sea & Land Integrated Corp.	37,700	26,609
	Sea Sonic Electronics Co. Ltd.	21,000	51,833
	Securitag Assembly Group Co. Ltd.	4,000	13,181
	Senao International Co. Ltd.	34,000	34,200
	Senao Networks, Inc.	15,119	81,619
		Shares	Value»
TAIWAN — (Continued)
	Sensortek Technology Corp.	13,000	$75,308
	Sercomm Corp.	142,000	473,652
	Sesoda Corp.	118,315	123,594
	Shanghai Commercial & Savings Bank Ltd.	730,799	1,049,168
	Shan-Loong Transportation Co. Ltd.	48,000	23,096
	Sharehope Medicine Co. Ltd.	40,344	36,507
	Sheh Fung Screws Co. Ltd.	18,000	21,713
	Sheng Yu Steel Co. Ltd.	53,000	42,160
	ShenMao Technology, Inc.	44,435	115,927
	Shieh Yih Machinery Industry Co. Ltd.	60,000	47,517
#	Shih Her Technologies, Inc.	29,000	149,251
*	Shihlin Development Co. Ltd.	24,000	8,856
#	Shihlin Electric & Engineering Corp.	49,000	289,760
	Shin Hsiung Natural Gas Co. Ltd.	20,714	29,041
#	Shin Ruenn Development Co. Ltd.	58,785	117,630
	Shin Shin Natural Gas Co.	18,000	23,861
#	Shin Zu Shing Co. Ltd.	76,174	592,300
	Shinfox Energy Co. Ltd.	30,000	81,798
*	Shining Building Business Co. Ltd.	198,397	61,813
	Shinkong Insurance Co. Ltd.	116,000	367,578
	Shinkong Synthetic Fibers Corp.	597,191	256,420
#	Shinkong Textile Co. Ltd.	73,800	128,903
	Shiny Brands Group Co. Ltd.	7,000	27,457
	Shiny Chemical Industrial Co. Ltd.	75,122	317,442
*	Shun On Electronic Co. Ltd.	14,000	9,908
	Shuttle, Inc.	167,000	89,613
	Sigurd Microelectronics Corp.	252,538	653,223
	Silergy Corp.	58,000	623,882

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Silicon Integrated Systems Corp.	180,895	$332,024
	Simplo Technology Co. Ltd.	48,400	660,827
	Sinbon Electronics Co. Ltd.	62,917	508,555
	Sincere Navigation Corp.	163,240	119,878
	Singatron Enterprise Co. Ltd.	14,000	11,027
	Sinher Technology, Inc.	29,000	23,873
	Sinmag Equipment Corp.	20,979	98,932
*	Sino Tactful Co. Ltd.	21,000	17,836
	Sino-American Silicon Products, Inc.	231,000	774,436
#	Sinon Corp.	189,000	260,301
	SinoPac Financial Holdings Co. Ltd.	1,891,639	1,560,808
	Sinopower Semiconductor, Inc.	9,900	31,259
	Sinyi Realty, Inc.	124,549	105,629
	Sirtec International Co. Ltd.	40,600	34,220
	Sitronix Technology Corp.	59,434	394,563
	Siward Crystal Technology Co. Ltd.	79,000	57,190
	Soft-World International Corp.	25,000	80,590
	Solar Applied Materials Technology Corp.	251,339	415,771
	Solteam, Inc.	29,850	46,158
	Song Shang Electronics Co. Ltd.	30,000	27,567
	Sonix Technology Co. Ltd.	66,000	70,529
	Southeast Cement Co. Ltd.	65,000	39,033
	Speed Tech Corp.	54,000	74,761
	Sporton International, Inc.	48,740	260,484
#	Sports Gear Co. Ltd.	27,000	90,553
#	St. Shine Optical Co. Ltd.	29,000	154,456
	Standard Chemical & Pharmaceutical Co. Ltd.	43,000	82,390
	Standard Foods Corp.	195,642	208,844
	Stark Technology, Inc.	50,200	272,901
*	Starlux Airlines Co. Ltd.	183,000	157,296
#	S-Tech Corp.	92,468	72,798
		Shares	Value»
TAIWAN — (Continued)
	STL Technology Co. Ltd.	13,000	$50,631
	Sumeeko Industries Co. Ltd.	10,000	23,125
	Sun Max Tech Ltd.	12,000	25,139
*	Sun Yad Construction Co. Ltd.	101,016	46,599
	Sunfun Info Co. Ltd.	52,370	76,474
	Sunjuice Holdings Co. Ltd.	7,000	27,486
*	Sunko INK Co. Ltd.	68,200	27,410
#	SunMax Biotechnology Co. Ltd.	12,000	168,265
	Sunny Friend Environmental Technology Co. Ltd.	35,982	90,368
	Sunonwealth Electric Machine Industry Co. Ltd.	114,000	430,388
	Sunplus Innovation Technology, Inc.	8,213	32,224
*	Sunplus Technology Co. Ltd.	218,000	137,786
	Sunrex Technology Corp.	72,631	105,585
	Sunspring Metal Corp.	50,625	40,605
	Superalloy Industrial Co. Ltd.	22,000	39,830
	Superior Plating Technology Co. Ltd.	7,000	9,763
	Supreme Electronics Co. Ltd.	267,027	375,776
	Swancor Holding Co. Ltd.	25,000	100,775
	Sweeten Real Estate Development Co. Ltd.	86,114	90,588
#	Symtek Automation Asia Co. Ltd.	29,776	150,937
#	Syncmold Enterprise Corp.	58,000	132,698
	Syngen Biotech Co. Ltd.	5,000	19,640
	Synnex Technology International Corp.	301,967	669,212
	Syscom Computer Engineering Co.	16,000	30,286
	Sysgration	19,000	26,097
	Systex Corp.	83,000	302,510
#	T3EX Global Holdings Corp.	61,000	143,125
	TA Chen Stainless Pipe	420,298	550,940

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ta Ya Electric Wire & Cable	341,760	$396,219
	Tah Hsin Industrial Corp.	24,024	53,507
	TA-I Technology Co. Ltd.	55,936	78,608
	Tai Tung Communication Co. Ltd.	60,715	40,335
	Taichung Commercial Bank Co. Ltd.	997,167	740,955
	TaiDoc Technology Corp.	29,458	122,214
#	Taiflex Scientific Co. Ltd.	106,208	160,232
	Tailyn Technologies, Inc.	22,000	18,814
	Taimide Tech, Inc.	46,117	95,707
	Tainan Enterprises Co. Ltd.	43,000	38,993
#	Tainan Spinning Co. Ltd.	552,568	237,318
*	Tainergy Tech Co. Ltd.	57,000	19,320
	Tai-Saw Technology Co. Ltd.	42,000	24,685
#	Taishin Financial Holding Co. Ltd.	4,450,093	2,428,795
	TaiSol Electronics Co. Ltd.	37,000	64,704
	Taisun Enterprise Co. Ltd.	96,000	60,050
	Taita Chemical Co. Ltd.	54,050	21,063
	TAI-TECH Advanced Electronics Co. Ltd.	25,000	78,833
	Taiwan Business Bank	1,918,607	1,030,857
	Taiwan Chinsan Electronic Industrial Co. Ltd.	40,419	39,349
	Taiwan Cooperative Financial Holding Co. Ltd.	1,669,704	1,417,159
	Taiwan Environment Scientific Co. Ltd.	40,280	27,315
	Taiwan Fertilizer Co. Ltd.	320,000	555,800
	Taiwan Fire & Marine Insurance Co. Ltd.	106,520	107,602
	Taiwan Fructose Co. Ltd.	34,980	18,538
	Taiwan FU Hsing Industrial Co. Ltd.	71,000	105,715
#*	Taiwan Glass Industry Corp.	497,442	395,513
		Shares	Value»
TAIWAN — (Continued)
	Taiwan High Speed Rail Corp.	393,000	$358,160
	Taiwan Hon Chuan Enterprise Co. Ltd.	174,245	849,504
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	100,114	106,630
*	Taiwan IC Packaging Corp.	38,000	16,098
††	Taiwan Land Development Corp.	335,217	5,644
	Taiwan Line Tek Electronic	40,810	32,881
#	Taiwan Mask Corp.	107,000	110,124
	Taiwan Mobile Co. Ltd.	373,800	1,317,757
	Taiwan Navigation Co. Ltd.	107,000	96,026
	Taiwan Paiho Ltd.	153,068	263,722
#	Taiwan PCB Techvest Co. Ltd.	146,733	159,219
	Taiwan Sakura Corp.	85,600	246,347
	Taiwan Sanyo Electric Co. Ltd.	60,800	76,810
	Taiwan Secom Co. Ltd.	130,795	495,183
	Taiwan Semiconductor Co. Ltd.	117,000	176,950
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	2,184,214	84,090,606
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	35,859	8,664,252
	Taiwan Shin Kong Security Co. Ltd.	129,251	174,889
	Taiwan Steel Union Co. Ltd.	9,000	31,798
*	Taiwan Styrene Monomer	218,164	69,170
	Taiwan Surface Mounting Technology Corp.	154,845	545,810
	Taiwan Taxi Co. Ltd.	16,800	71,626
*	Taiwan TEA Corp.	257,648	125,891
	Taiwan Union Technology Corp.	107,000	966,265
*	Taiwan-Asia Semiconductor Corp.	177,043	116,770
	Taiyen Biotech Co. Ltd.	51,712	57,009
*	Tang Eng Iron Works Co. Ltd.	36,000	36,143
	Tatung Co. Ltd.	442,403	526,653

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	TBI Motion Technology Co. Ltd.	27,000	$34,936
#	TCI Co. Ltd.	49,153	213,565
	Te Chang Construction Co. Ltd.	37,247	70,955
	Teco Electric & Machinery Co. Ltd.	283,000	480,425
	Tehmag Foods Corp.	13,470	139,150
	Test Research, Inc.	81,571	392,833
	Test Rite International Co. Ltd.	77,568	51,752
*	Thermaltake Technology Co. Ltd.	27,096	28,220
	Thinking Electronic Industrial Co. Ltd.	37,000	166,742
	Thye Ming Industrial Co. Ltd.	54,700	124,635
	Tofu Restaurant Co. Ltd.	8,360	56,939
	Ton Yi Industrial Corp.	426,300	258,453
	Tong Hsing Electronic Industries Ltd.	96,630	326,640
	Tong Ming Enterprise Co. Ltd.	16,000	16,102
	Tong Yang Industry Co. Ltd.	126,640	442,308
	Tong-Tai Machine & Tool Co. Ltd.	101,711	110,862
	Top Union Electronics Corp.	57,864	57,713
	Topco Scientific Co. Ltd.	88,307	847,319
	Topco Technologies Corp.	24,122	50,235
#	Topkey Corp.	36,000	217,790
	Topoint Technology Co. Ltd.	73,386	154,056
#*	TPK Holding Co. Ltd.	147,000	160,268
	Trade-Van Information Services Co.	29,000	91,674
	Transart Graphics Co. Ltd.	15,000	22,268
	Transcend Information, Inc.	102,890	323,955
	Transcom, Inc.	29,480	120,664
	Tripod Technology Corp.	121,170	1,127,767
	Trusval Technology Co. Ltd.	6,796	53,585
	Tsang Yow Industrial Co. Ltd.	30,000	22,923
	Tsann Kuen Enterprise Co. Ltd.	35,081	28,782
		Shares	Value»
TAIWAN — (Continued)
#	TSC Auto ID Technology Co. Ltd.	16,573	$101,601
#	TSEC Corp.	220,000	117,215
	TSRC Corp.	298,452	181,209
	TST Group Holding Ltd.	4,800	14,592
	Ttet Union Corp.	16,000	80,301
	TTFB Co. Ltd.	12,717	85,323
	TTY Biopharm Co. Ltd.	108,000	278,387
*	Tul Corp.	14,000	31,332
	Tung Ho Steel Enterprise Corp.	294,448	631,287
#	Tung Thih Electronic Co. Ltd.	37,400	71,046
#	TURVO International Co. Ltd.	14,843	88,476
#	TXC Corp.	161,204	450,797
#	TYC Brother Industrial Co. Ltd.	83,091	112,680
*	Tycoons Group Enterprise	161,476	41,250
	Tyntek Corp.	117,922	59,152
	TZE Shin International Co. Ltd.	55,000	29,694
*	U-BEST Innovative Technology Co. Ltd.	68,000	43,664
	Ubright Optronics Corp.	15,000	31,568
#	UDE Corp.	37,000	120,448
	Ultra Chip, Inc.	24,000	42,576
	U-MEDIA Communications, Inc.	16,000	24,959
	U-Ming Marine Transport Corp.	221,000	384,255
	Unic Technology Corp.	34,000	26,216
	Unimicron Technology Corp.	381,312	1,730,887
	Union Bank of Taiwan	315,087	175,123
	Union Insurance Co. Ltd.	42,000	36,313
*	Uniplus Electronics Co. Ltd.	18,000	16,153
	Uni-President Enterprises Corp.	928,577	2,450,759
	Unitech Computer Co. Ltd.	45,000	62,472
#*	Unitech Printed Circuit Board Corp.	333,265	309,211
*	United Alloy-Tech Co.	25,000	34,597
	United Integrated Services Co. Ltd.	43,400	1,139,432

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	United Microelectronics Corp. (2303 TT)	2,301,081	$3,188,545
	United Orthopedic Corp.	36,141	120,265
	United Radiant Technology	48,000	33,243
	United Recommend International Co. Ltd.	21,817	28,544
*	United Renewable Energy Co. Ltd.	675,347	159,820
*††	Unity Opto Technology Co. Ltd.	275,593	0
	Univacco Technology, Inc.	28,000	41,304
	Universal Cement Corp.	152,620	136,297
	Universal Microelectronics Co. Ltd.	24,000	14,124
#	Universal Microwave Technology, Inc.	10,000	106,256
	Universal Vision Biotechnology Co. Ltd.	32,928	220,124
	UPC Technology Corp.	385,532	133,682
#	Userjoy Technology Co. Ltd.	25,932	72,295
	USI Corp.	338,332	122,377
*	Usun Technology Co. Ltd.	17,000	23,192
	Utechzone Co. Ltd.	23,000	68,787
	UVAT Technology Co. Ltd.	14,000	29,545
	Value Valves Co. Ltd.	22,000	56,642
	Vanguard International Semiconductor Corp.	274,475	850,629
	Ve Wong Corp.	43,000	57,666
	Ventec International Group Co. Ltd.	37,000	102,902
	Via Technologies, Inc.	70,000	138,365
	Viking Tech Corp.	35,000	44,379
	Visco Vision, Inc.	21,000	117,144
	VisEra Technologies Co. Ltd.	23,000	170,211
#	Visual Photonics Epitaxy Co. Ltd.	40,757	194,998
	Vivotek, Inc.	14,000	43,305
	Vizionfocus, Inc.	12,000	70,912
	Voltronic Power Technology Corp.	18,017	707,699
#*	Wafer Works Corp.	289,249	222,253
	Waffer Technology Corp.	79,070	135,153
		Shares	Value»
TAIWAN — (Continued)
	Wah Hong Industrial Corp.	33,694	$43,035
	Wah Lee Industrial Corp.	95,480	298,840
	Walsin Lihwa Corp.	790,929	591,085
	Walsin Technology Corp.	174,345	490,493
	Walton Advanced Engineering, Inc.	140,000	59,976
	Wan Hai Lines Ltd.	186,355	551,129
	WAN HWA Enterprise Co.	40,000	15,042
*	We&Win Diversification Co. Ltd.	58,000	37,496
	WEI Chih Steel Industrial Co. Ltd.	84,000	51,784
	Wei Chuan Foods Corp.	176,000	92,406
#	Weikeng Industrial Co. Ltd.	206,725	233,748
	Well Shin Technology Co. Ltd.	46,160	84,301
	Welldone Co.	30,000	49,209
	WELLELL, Inc.	29,000	21,160
	Wholetech System Hitech Ltd.	24,000	72,892
	Win Semiconductors Corp.	159,141	451,286
#*	Winbond Electronics Corp.	955,486	548,373
	Winmate, Inc.	19,000	94,408
	Winstek Semiconductor Co. Ltd.	34,000	108,760
*††	Wintek Corp.	461,871	0
	WinWay Technology Co. Ltd.	8,000	295,592
#	Wisdom Marine Lines Co. Ltd.	215,501	419,111
	Wiselink Co. Ltd.	39,365	217,152
	Wistron Corp.	464,017	1,888,485
	WITS Corp.	22,385	71,063
	Wiwynn Corp.	19,000	1,734,064
	WNC Corp.	125,260	491,015
	Wonderful Hi-Tech Co. Ltd.	69,683	88,534
	Wowprime Corp.	54,387	416,203
	WPG Holdings Ltd.	374,779	830,421
	WT Microelectronics Co. Ltd.	129,284	592,892
#	WUS Printed Circuit Co. Ltd.	80,712	218,723
#	XinTec, Inc.	49,000	239,514
	X-Legend Entertainment Co. Ltd.	9,000	28,259

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Xxentria Technology Materials Corp.	87,182	$130,273
	Ya Horng Electronic Co. Ltd.	20,000	41,981
	Yageo Corp.	98,364	1,728,417
	Yang Ming Marine Transport Corp.	499,000	1,012,328
	Yankey Engineering Co. Ltd.	23,134	318,563
#	YC INOX Co. Ltd.	187,624	134,159
	YCC Parts Manufacturing Co. Ltd.	23,000	38,025
#	Yea Shin International Development Co. Ltd.	111,609	99,243
*	Yeh-Chiang Technology Corp.	14,000	13,580
#	Yem Chio Co. Ltd.	213,061	110,678
*	Yen Sun Technology Corp.	26,000	37,863
*	Yeong Guan Energy Technology Group Co. Ltd.	48,659	37,149
	YFC-Boneagle Electric Co. Ltd.	54,704	36,548
	YFY, Inc.	540,891	439,435
	Yi Jinn Industrial Co. Ltd.	85,155	48,661
*	Yieh Phui Enterprise Co. Ltd.	438,325	219,638
	Yonyu Plastics Co. Ltd.	39,000	25,916
	Young Fast Optoelectronics Co. Ltd.	41,298	77,426
*	Young Optics, Inc.	22,000	38,488
#	Youngtek Electronics Corp.	62,257	127,972
#	Yuan High-Tech Development Co. Ltd.	8,400	44,085
	Yuanta Financial Holding Co. Ltd.	1,770,230	1,836,229
	Yuanta Futures Co. Ltd.	55,186	151,842
	Yuen Foong Yu Consumer Products Co. Ltd.	36,000	48,014
	Yulon Finance Corp.	145,213	486,346
#	Yulon Motor Co. Ltd.	352,141	384,111
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,362	58,724
		Shares	Value»
TAIWAN — (Continued)
#	Yungshin Construction & Development Co. Ltd.	59,000	$158,238
	YungShin Global Holding Corp.	87,000	182,115
	Yusin Holding Corp.	12,179	35,462
#	Zeng Hsing Industrial Co. Ltd.	36,906	120,625
	Zenitron Corp.	94,000	103,550
#	Zero One Technology Co. Ltd.	61,422	235,133
	Zhen Ding Technology Holding Ltd.	261,000	1,088,544
*	Zhong Yang Technology Co. Ltd.	11,000	16,065
*	Zig Sheng Industrial Co. Ltd.	187,231	55,581
	ZillTek Technology Corp.	11,000	74,931
*	Zinwell Corp.	147,010	55,212
	Zippy Technology Corp.	51,000	92,310
#	Zyxel Group Corp.	143,826	130,888
TOTAL TAIWAN			364,363,996
THAILAND — (1.2%)
	AAPICO Hitech PCL (AH/F TB)	122,332	56,150
*	Absolute Clean Energy PCL	859,800	34,466
	Advanced Info Service PCL	62,400	555,643
	Advanced Information Technology PCL, Class F	368,300	59,167
	AEON Thana Sinsap Thailand PCL	37,700	113,919
	After You PCL	87,400	18,320
	Airports of Thailand PCL	362,100	454,287
	Allianz Ayudhya Capital PCL	16,500	16,409
	AMA Marine PCL	65,800	8,537
	Amata Corp. PCL	290,700	142,326
#	AP Thailand PCL	771,202	171,090
	Asia Plus Group Holdings PCL	764,400	58,476
*	Asia Precision PCL	176,500	6,913
	Asian Alliance International PCL	136,100	19,490
	Asian Insulators PCL	149,155	16,066
	Asian Sea Corp. PCL	76,100	16,883
	Asset World Corp. PCL	1,286,200	82,651
*	Assetwise PCL	152,000	30,233
	Bangchak Corp. PCL	222,400	231,383

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Bangchak Sriracha PCL	303,700	$46,466
	Bangkok Airways PCL	146,800	67,381
	Bangkok Aviation Fuel Services PCL	28,500	7,718
	Bangkok Bank PCL (BBLF TB)	158,100	715,998
#	Bangkok Commercial Asset Management PCL	706,500	180,516
#	Bangkok Expressway & Metro PCL	1,187,535	201,677
	Bangkok Land PCL	5,830,300	89,203
	Bangkok Life Assurance PCL, NVDR	88,940	48,171
	Bangkok Ranch PCL	394,200	19,179
	BCPG PCL	106,800	21,896
#	BEC World PCL	427,599	34,019
#	Berli Jucker PCL	209,000	122,791
	Betagro PCL	198,200	107,348
	BKI Holdings PCL	28,780	253,630
	Bluebik Group PCL	46,400	30,526
*	BTS Group Holdings PCL	1,694,500	182,517
#	Cal-Comp Electronics Thailand PCL, Class F	676,978	137,757
	Central Pattana PCL	204,200	326,483
	Central Plaza Hotel PCL	76,800	66,977
	Central Retail Corp. PCL	382,366	251,557
	CH Karnchang PCL	343,972	142,094
	Charoen Pokphand Foods PCL	562,093	392,158
	CK Power PCL	501,000	40,166
	Com7 PCL	252,600	168,503
	Cotto F	291,200	1,693
	CP ALL PCL	487,530	704,890
	CP Axtra PCL	185,407	116,872
	Delta Electronics Thailand PCL	233,300	1,042,283
	Dhipaya Group Holdings PCL	141,000	81,977
	Diamond Building Products PCL	152,800	24,781
	Dohome PCL	334,700	41,172
	Don Muang Tollway PCL	150,500	47,434
#	Dynasty Ceramic PCL	1,511,600	68,457
	Eastern Polymer Group PCL	402,600	36,219
		Shares	Value»
THAILAND — (Continued)
	Eastern Water Resources Development & Management PCL, Class F	345,900	$22,016
#*	Energy Absolute PCL	1,659,900	147,298
	Erawan Group PCL	794,500	56,889
	Exotic Food PCL	52,700	29,027
#	Forth Corp. PCL	95,400	20,580
	Forth Smart Service PCL	130,600	26,376
	Fortune Parts Industry PCL	205,200	9,607
	GFPT PCL	193,100	57,315
	Global Green Chemicals PCL	54,700	6,695
	Gunkul Engineering PCL	1,707,800	90,407
	Haad Thip PCL	109,500	51,265
	Hana Microelectronics PCL	266,901	188,660
	Heng Leasing & Capital PCL	196,000	5,938
#	Home Product Center PCL	1,241,527	271,631
	Hwa Fong Rubber Thailand PCL, Class F	162,600	21,096
	ICC International PCL	47,826	39,514
	Ichitan Group PCL	232,700	79,750
	Index Livingmall PCL	102,800	44,354
	Indorama Ventures PCL	170,900	120,801
#	IRPC PCL	4,183,800	131,864
	IT City PCL	52,200	5,910
#*	Jasmine Technology Solution PCL	61,800	61,932
	Jaymart Group Holdings PCL	189,300	44,313
#	JMT Network Services PCL	280,837	95,388
	Kang Yong Electric PCL	2,400	23,574
	Karmarts PCL	339,966	88,424
	Kasikornbank PCL (KBANKF TB)	51,600	255,789
	KCE Electronics PCL	275,900	209,373
	KGI Securities Thailand PCL	666,500	79,539
#	Kiatnakin Phatra Bank PCL	39,400	66,611
	Krung Thai Bank PCL	442,650	297,990
	Krungthai Card PCL	160,600	140,058
	Lalin Property PCL	208,900	31,194
	Lam Soon Thailand PCL	132,400	18,880

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Land & Houses PCL (LHF TB)	1,472,300	$172,099
	Land & Houses PCL (LHR TB), NVDR	64,820	7,577
	LH Financial Group PCL	1,530,300	36,525
	Loxley PCL	697,570	24,120
#	LPN Development PCL	545,600	29,050
	Major Cineplex Group PCL	204,500	52,877
	Malee Group PCL	41,300	7,835
	MBK PCL	102,152	52,827
	MC Group PCL	194,800	59,608
	MCS Steel PCL	220,500	56,677
	Mega Lifesciences PCL	134,200	126,274
	Minor International PCL	795,771	608,760
	MK Restaurants Group PCL	126,600	89,875
*	Mono Next PCL	320,200	17,734
#	Moshi Moshi Retail Corp. PLC	42,900	52,509
	Muang Thai Insurance PCL	58,000	27,687
	Muangthai Capital PCL	132,200	152,710
	Namyong Terminal PCL	218,500	18,988
	Netbay PCL	57,700	41,139
	Noble Development PCL	419,800	23,765
	Northeast Rubber PCL	678,900	91,822
	NSL Foods PCL	11,300	11,238
	Osotspa PCL	207,400	113,600
#	Plan B Media PCL	650,932	105,567
*	Platinum Group PCL, Class F	387,400	14,936
	Polyplex Thailand PCL	141,900	46,026
	Precious Shipping PCL	386,800	78,117
	Premier Marketing PCL	106,600	36,207
	Prima Marine PCL	295,200	58,715
*	Property Perfect PCL	4,335,345	11,939
	PTG Energy PCL	581,700	120,149
	PTT Global Chemical PCL	304,256	220,651
#	PTT Oil & Retail Business PCL	349,400	148,613
	PTT PCL	657,500	668,968
#	Quality Houses PCL	3,535,813	154,719
#	R&B Food Supply PCL	203,600	23,924
		Shares	Value»
THAILAND — (Continued)
	Ratchthani Leasing PCL	893,197	$45,644
#	Regional Container Lines PCL	175,200	163,513
	S Hotels & Resorts PCL	455,800	21,200
	Saha Pathana Inter-Holding PCL	28,050	39,165
	Saha-Union PCL	37,800	33,543
	Saksiam Leasing PCL	214,900	23,673
*	Samart Corp. PCL	178,000	34,042
#	Sansiri PCL	5,663,833	256,502
#	Sappe PCL	44,100	52,291
	SC Asset Corp. PCL	883,396	48,387
	SCB X PCL	81,900	317,024
	SCG Packaging PCL	249,599	142,824
#	SCGJWD Logistics PCL	57,100	14,852
	SEAFCO PCL	326,018	20,152
	Siam Cement PCL	89,200	548,629
	Siam Global House PCL	224,303	46,329
	Siam Wellness Group PCL	228,750	26,459
	Siamgas & Petrochemicals PCL	299,100	61,321
*	Singer Thailand PCL	172,900	27,776
	Singha Estate PCL	557,400	9,552
	SiS Distribution Thailand PCL	37,300	24,882
#	SISB PCL	68,200	32,347
*	SKY ICT PCL	100,600	39,403
*	SNC Former PCL	138,100	25,144
	Somboon Advance Technology PCL	100,650	40,038
	SPCG PCL	215,700	54,123
#	Sri Trang Agro-Industry PCL	376,400	162,400
	Sri Trang Gloves Thailand PCL	411,698	88,815
#	Srinanaporn Marketing PCL	164,500	50,337
	Srisawad Capital 1969 PCL, Class F	445,566	16,906
	Srisawad Corp. PCL	256,059	159,057
	Srivichai Vejvivat PCL	174,700	39,559
	Star Petroleum Refining PCL	746,800	130,256
	Starflex PCL	89,100	8,125
*	STP & I PCL	472,180	54,327
#	Supalai PCL	422,825	201,838
*	Super Energy Corp. PCL	9,042,200	38,736
	Susco PCL	266,700	21,055
	SVI PCL	202,700	38,456

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Syntec Construction PCL	574,800	$31,484
	TAC Consumer PCL	154,800	22,168
#	Taokaenoi Food & Marketing PCL, Class F	157,200	28,862
*	Tata Steel Thailand PCL	1,512,800	37,033
	Thai Coconut PCL	103,900	24,004
	Thai Life Insurance PCL	140,400	43,392
	Thai Oil PCL	279,914	295,503
	Thai President Foods PCL	4,100	24,590
	Thai Stanley Electric PCL (STANLY/F TB), Class F	11,300	64,315
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	3,900	22,197
	Thai Union Group PCL	555,532	188,690
	Thai Vegetable Oil PCL	180,840	125,614
	Thai Wah PCL	229,800	15,048
#*	Thaicom PCL	219,600	58,125
	Thaifoods Group PCL	501,100	75,748
	Thanachart Capital PCL	63,600	95,848
#	Thoresen Thai Agencies PCL	602,400	80,369
	TIDLOR Holdings PCL	291,925	156,325
	Tipco Asphalt PCL (TASCO/F TB)	225,200	102,677
	TIPCO Foods PCL	46,200	12,299
	Tisco Financial Group PCL (TISCO/F TB)	28,600	86,859
	TKS Technologies PCL	157,730	27,752
#	TMBThanachart Bank PCL	2,445,150	144,405
	TMT Steel PCL	169,300	17,096
	TOA Paint Thailand PCL	221,900	95,061
	TQM Alpha PCL	88,866	41,333
	Triple i Logistics PCL	142,800	20,800
*	True Corp. PCL	1,121,203	356,809
	TTW PCL	251,600	68,905
	Union Auction PCL	87,100	17,591
	Unique Engineering & Construction PCL	252,650	22,729
	United Paper PCL	138,000	32,093
	Univanich Palm Oil PCL	256,200	76,045
	Vanachai Group PCL	262,120	15,560
#*	VGI PCL	1,174,900	75,498
		Shares	Value»
THAILAND — (Continued)
	WHA Corp. PCL	1,408,100	$154,253
	WHA Utilities & Power PCL	374,300	39,171
*	Workpoint Entertainment PCL	100,560	12,801
#*	Xspring Capital PCL	2,834,500	45,970
TOTAL THAILAND			20,330,507
TURKEY — (0.7%)
*	Adese Alisveris Merkezleri Ticaret AS	451,219	170,109
	Agesa Hayat ve Emeklilik AS	16,407	70,236
	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	16,677	12,112
	Akbank TAS	613,519	1,017,188
	Aksa Akrilik Kimya Sanayii AS	444,397	104,008
*	Aksa Enerji Uretim AS	32,945	32,242
*	Aksigorta AS	107,839	19,262
	Albaraka Turk Katilim Bankasi AS	752,440	168,197
*	Alkim Alkali Kimya AS	66,442	29,577
	Anadolu Anonim Turk Sigorta Sirketi	63,285	154,879
	Anadolu Hayat Emeklilik AS	14,083	30,735
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	14,142	22,257
*	Anel Elektrik Proje Taahhut ve Ticaret AS	55,852	27,543
*	Arcelik AS	10,304	31,704
	ARD Grup Bilisim Teknolojileri AS	54,236	41,749
*	Arsan Tekstil Ticaret ve Sanayi AS	30,567	16,408
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	42,144	108,391
	Atp Yazilim ve Teknoloji AS	7,255	16,075
	Aydem Yenilenebilir Enerji AS	19,426	8,729
	Aygaz AS	14,621	58,790
*	Bera Holding AS	283,731	116,739
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	113,669	42,679
#	BIM Birlesik Magazalar AS	28,413	371,099

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	1,793	$15,898
	Borusan Yatirim ve Pazarlama AS	598	30,725
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	2,464	10,443
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,067	19,234
	Celebi Hava Servisi AS	627	25,943
	Coca-Cola Icecek AS	104,785	130,779
	CW Enerji Muhendislik Ticaret VE Sanayi AS	52,767	21,740
*	Deva Holding AS	14,705	23,470
	Dogan Sirketler Grubu Holding AS	308,404	120,610
	Dogus Otomotiv Servis ve Ticaret AS	34,563	156,437
	Eczacibasi Yatirim Holding Ortakligi AS	7,974	37,957
	EGE Endustri VE Ticaret AS	178	34,491
	EGE Gubre Sanayii AS	19,870	49,372
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	50,325	61,504
Ω	Enerjisa Enerji AS	37,039	59,001
	Enerya Enerji AS	142,583	30,063
#	Enka Insaat ve Sanayi AS	141,775	242,095
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	4,929	20,543
	Europap Tezol Kagit Sanayi VE Ticaret AS	58,048	22,927
*	Europen Endustri Insaat Sanayi VE Ticaret AS	418,237	68,285
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	32,560	24,929
	Ford Otomotiv Sanayi AS	31,338	73,352
	Galata Wind Enerji AS	19,676	12,585
		Shares	Value»
TURKEY — (Continued)
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	11,350	$51,918
	Gentas Genel Metal Sanayi ve Ticaret AS	32,170	18,878
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	20,585	25,289
	Global Yatirim Holding AS	695,897	152,802
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	108,648	58,961
	Grainturk Tarim AS	2,349	26,671
*	GSD Holding AS	438,423	45,833
*	Gubre Fabrikalari TAS	5,145	31,456
*	Hektas Ticaret TAS	298,236	29,045
*	Hitit Bilgisayar Hizmetleri AS	12,651	14,023
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	212,979	39,368
*	Is Finansal Kiralama AS	190,849	83,463
*	Isiklar Enerji ve Yapi Holding AS	100,001	31,609
*	Izmir Demir Celik Sanayi AS	315,488	44,709
*	Izmir Firca Sanayi ve Ticaret AS	7,268	31,850
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	46,960	33,842
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	757,382	47,308
*	Kayseri Seker Fabrikasi AS	141,676	73,869
	Kiler Holding AS	18,824	28,818
	Kocaer Celik Sanayi Ve Ticaret AS	111,918	40,590
*	Kordsa Teknik Tekstil AS	14,902	22,546
*	Koza Anadolu Metal Madencilik Isletmeleri AS	26,514	48,582
*	Koza Polyester Sanayi VE Ticaret AS	72,377	10,385
	LDR Turizm AS	2,490	14,017
	Logo Yazilim Sanayi Ve Ticaret AS	19,744	77,782

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Margun Enerji Uretim Sanayi VE Ticaret AS	36,377	$39,215
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	160,069	166,401
*	Mega Metal Sanayi VE Ticaret AS	31,524	23,011
#*	MIA Teknoloji AS	41,529	36,741
	Naturelgaz Sanayi ve Ticaret AS	120,868	32,753
*	Orge Enerji Elektrik Taahhut AS	24,876	46,370
*	Ostim Endustriyel Yatirimlar Ve Isletme AS	231,664	22,174
*	Oyak Yatirim Menkul Degerler AS	49,714	45,628
*	Pegasus Hava Tasimaciligi AS	72,805	450,955
*	Peker Gayrimenkul Yatirim Ortakligi AS	701,547	93,026
	Penta Teknoloji Urunleri Dagitim Ticaret AS	24,144	9,306
*	Petkim Petrokimya Holding AS	235,010	98,840
	Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	30,966	20,314
*	Polisan Holding AS	149,381	14,919
*	Politeknik Metal Sanayi ve Ticaret AS	212	35,535
*	Ral Yatirim Holding AS	13,568	41,733
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	131,617	64,404
#*	Sasa Polyester Sanayi AS	920,436	70,631
	Sekerbank Turk AS	1,077,926	155,081
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	12,997	32,707
	Sok Marketler Ticaret AS	80,517	73,911
	SUN Tekstil Sanayi Ve Ticaret AS	18,345	18,635
	Suwen Tekstil Sanayi Pazarlama AS	44,045	11,488
*	TAV Havalimanlari Holding AS	37,100	224,175
*	Tekfen Holding AS	20,607	54,725
		Shares	Value»
TURKEY — (Continued)
#	Tofas Turk Otomobil Fabrikasi AS	32,287	$183,042
*	Tukas Gida Sanayi ve Ticaret AS	1,069,281	70,989
*	Tumosan Motor ve Traktor Sanayi AS	7,217	21,311
	Turcas Petrol AS	47,712	41,002
*	Tureks Turizm Tasimacilik AS, Class D	82,247	22,679
#*	Turk Altin Isletmeleri AS	31,687	17,802
	Turk Hava Yollari AO	128,988	913,188
*	Turk Ilac VE Serum Sanayi AS	30,312	15,870
*	Turk Telekomunikasyon AS	148,117	198,549
	Turk Traktor ve Ziraat Makineleri AS	2,607	37,891
	Turkcell Iletisim Hizmetleri AS	323,023	740,559
#	Turkiye Garanti Bankasi AS	135,943	476,605
	Turkiye Petrol Rafinerileri AS	118,020	490,329
	Turkiye Sigorta AS	392,308	95,529
*	Turkiye Sinai Kalkinma Bankasi AS	691,090	233,896
#*	Turkiye Vakiflar Bankasi TAO, Class D	805,142	569,977
	Ulker Biskuvi Sanayi AS	60,218	162,318
*	Usak Seramik Sanayii AS	191,715	22,173
*	Vakif Finansal Kiralama AS	813,902	66,424
	Vestel Beyaz Esya Sanayi ve Ticaret AS	115,499	29,664
*	Vestel Elektronik Sanayi ve Ticaret AS	61,815	57,897
*	Yapi ve Kredi Bankasi AS	720,873	596,178
	Yaprak Sut ve Besi Ciftlikleri San. Ve Tic. AS	82	683
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	43,261	29,415
*	Yayla Agro Gida Sanayi VE Nakliyat AS	91,970	23,343

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	YEO Teknoloji Enerji VE Endustri AS	27,703	$28,067
	Ziraat Gayrimenkul Yatirim Ortakligi AS	89,179	53,057
*	Zorlu Enerji Elektrik Uretim AS	633,619	52,360
TOTAL TURKEY			12,180,180
UNITED ARAB EMIRATES — (1.7%)
	Abu Dhabi Commercial Bank PJSC	333,461	1,475,596
	Abu Dhabi Islamic Bank PJSC	264,282	1,735,263
	Abu Dhabi National Hotels	2,437,335	331,070
	Abu Dhabi National Insurance Co. PSC	78,793	154,317
	Abu Dhabi National Oil Co. for Distribution PJSC	629,226	635,214
*	Abu Dhabi Ports Co. PJSC	436,999	494,892
	ADNOC Drilling Co. PJSC	506,641	805,443
	Agility Global PLC	1,377,251	441,940
	Agthia Group PJSC	166,034	192,685
	Air Arabia PJSC	1,040,403	1,051,769
	Ajman Bank PJSC	449,057	180,584
*	AL Seer Marine Supplies & Equipment Co. LLC	94,865	100,192
	Aldar Properties PJSC	231,683	598,700
	Alpha Dhabi Holding PJSC	66,474	225,006
	Americana Restaurants International PLC - Foreign Co.	831,250	485,936
*	Amlak Finance PJSC	104,018	47,808
*	Apex Investment Co. PSC	89,958	94,981
*††	Arabtec Holding PJSC	166,414	0
*	Bank of Sharjah	428,900	197,218
	Burjeel Holdings PLC	294,698	116,091
	Deyaar Development PJSC	461,896	130,516
	Dubai Financial Market PJSC	554,456	263,777
	Dubai Investments PJSC	1,107,342	889,994
	Dubai Islamic Bank PJSC	579,846	1,572,578
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emaar Development PJSC	262,350	$1,070,635
	Emaar Properties PJSC	867,972	3,594,533
	Emirates Driving Co.	108,230	87,464
	Emirates Integrated Telecommunications Co. PJSC	321,704	875,100
	Emirates NBD Bank PJSC	366,178	2,664,765
*	Emirates Reem Investments PJSC	12,985	10,090
	Emirates Telecommunications Group Co. PJSC	439,192	2,264,684
*	EMSTEEL Building Materials PJSC	466,626	167,264
*	Eshraq Investments PJSC	506,300	73,566
	Fertiglobe PLC	322,183	227,690
	First Abu Dhabi Bank PJSC	440,010	2,152,571
*	Ghitha Holding PJSC	11,884	81,776
*	Gulf Navigation Holding PJSC	58,347	95,311
*	Gulf Pharmaceutical Industries PSC	66,647	25,943
*	Manazel PJSC	469,227	44,252
*	Modon Holding PSC	276,565	285,340
*	Multiply Group PJSC	1,114,825	832,888
	National Bank of Ras Al-Khaimah PSC	25,254	53,271
	National Central Cooling Co. PJSC	238,237	188,393
	NMDC Group PJSC	22,056	149,760
	Palms Sports PrJSC	12,421	26,104
*	Presight AI Holding PLC	100,260	104,071
*	RAK Properties PJSC	644,145	269,255
	Ras Al Khaimah Ceramics PJSC	298,761	209,773
	Salik Co. PJSC	376,998	656,132
	Sharjah Islamic Bank	286,207	235,126
*	Shuaa Capital PSC	260,400	17,916
*	Space42 PLC	299,513	177,311
	Taaleem Holdings PJSC	37,956	43,388
	TECOM Group PJSC	135,101	125,632
*	Union Properties PJSC	554,961	131,791
TOTAL UNITED ARAB EMIRATES			29,163,365
TOTAL COMMON STOCKS			1,706,863,113

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
	Alpargatas SA, 1.243%	40,900	$62,524
	Banco ABC Brasil SA, 9.013%	37,277	143,728
Ω	Banco BMG SA, 11.606%	74,500	45,901
	Banco Bradesco SA, 8.012%	497,739	1,380,448
	Banco do Estado do Rio Grande do Sul SA, 9.977%	111,307	218,060
	Banco Mercantil do Brasil SA, 3.103%	6,300	43,530
	Banco Pan SA, 3.100%	119,318	165,993
	Banco Pine SA, 8.636%	39,152	42,302
	Centrais Eletricas Brasileiras SA, 4.729%	27,000	197,212
	Centrais Eletricas de Santa Catarina SA, 8.789%	5,750	107,174
	Cia de Ferro Ligas da Bahia FERBASA, 7.560%	57,874	68,421
	Cia De Sanena Do Parana, 6.806%	353,536	417,332
	Cia Energetica de Minas Gerais, 18.528%	299,550	552,607
	Cia Energetica do Ceara, 4.793%	4,882	24,586
	Cia Paranaense de Energia - Copel Class B, 6.890%	227,791	482,468
	Energisa SA, 6.629%	177	277
	Eucatex SA Industria e Comercio, 4.174%	15,000	47,200
	Gerdau SA, 3.801%	107,502	323,300
	Isa Energia Brasil SA, 10.895%	54,103	209,376
	Itau Unibanco Holding SA, 7.121%	344,100	2,160,630
	Klabin SA, 5.280%	2	1
	Marcopolo SA, 6.961%	237,764	350,730
	Raizen SA, 0.705%	334,196	84,749
	Randon SA Implementos e Participacoes, 3.602%	74,336	94,388
	Schulz SA, 7.630%	42,646	38,384
		Shares	Value»

BRAZIL — (Continued)
	Track & Field Co. SA, 1.633%	12,300	$31,961
	Unipar Carbocloro SA, 9.164%	7,800	76,571
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	153,486	120,058
TOTAL BRAZIL			7,489,911
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 6.740%	65,507	86,210
COLOMBIA — (0.0%)
	Grupo Argos SA, 5.658%	16,185	45,241
	Grupo Aval Acciones y Valores SA, 4.066%	398,348	55,007
	Grupo de Inversiones Suramericana SA, 3.840%	22,374	201,838
TOTAL COLOMBIA			302,086
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	75,375	53,196
TAIWAN — (0.0%)
	Taishin Financial Holding Co. Ltd.	580,682	173,733
TOTAL PREFERRED STOCKS			8,105,136
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco BMG SA Rights 08/25/2025	2,026	340
*	Cia Energetica do Ceara Rights 08/18/2025	530	10
*	Priner Servicos Industriais SA Rights 08/06/2025	2,122	121
*	Randon SA Implementos e Participacoes Rights 08/19/2025	5,950	85
TOTAL BRAZIL			556
INDIA — (0.0%)
*	Inox Wind Ltd. Rights 08/20/2025	2,738	956

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»

INDIA — (Continued)
*	JTEKT India Ltd. Rights 08/12/2025	2,238	$535
*	Mahindra Logistics Ltd. Rights 08/14/2025	4,246	2,283
*	Spandana Sphoorty Financial Ltd. Rights 08/11/2025	2,990	1,362
TOTAL INDIA			5,136
MALAYSIA — (0.0%)
*	Aurelius Technologies Bhd. Warrants 06/18/2030	29,300	1,889
#*	Dagang NeXchange Bhd. Warrants 07/23/2030	312,267	6,590
*	Guan Chong Bhd. Warrants 06/19/2028	22,650	1,036
#*	YTL Corp. Bhd. Warrants 06/02/2028	168,309	39,068
TOTAL MALAYSIA			48,583
SOUTH KOREA — (0.0%)
*	LS Marine Solution Co. Ltd. Rights 08/05/2025	1,430	4,382
		Shares	Value»

SOUTH KOREA — (Continued)
*	SY Steel Tech, Inc. Rights 09/04/2025	1,241	$873
TOTAL SOUTH KOREA			5,255
THAILAND — (0.0%)
*	Assetwise PCL	15,200	0
*	Better World Green PCL Warrants	306,533	0
*	Better World Green PCL Warrants 08/13/2025	306,533	0
*	Jasmine International PCL Warrants 10/10/2031	523,082	8,643
TOTAL THAILAND			8,643
TOTAL RIGHTS/WARRANTS			68,173
TOTAL INVESTMENT SECURITIES (Cost $1,130,368,319)			1,715,036,422

			Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	1,005,742	11,633,414
TOTAL INVESTMENTS — (100.0%)
(Cost $1,142,001,733)^^			$1,726,669,836
As of July 31, 2025, the value of Rule 144A securities amounted to $88,125,960 or 5.2% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$41,523,012	—	—	$41,523,012
Chile	7,828,986	$71,729	—	7,900,715
China	33,577,640	441,346,640	$88,346	475,012,626
Colombia	1,303,279	59,696	—	1,362,975
Czech Republic	—	1,361,147	—	1,361,147
Egypt	14,497	421,254	—	435,751
France	281,581	—	—	281,581
Greece	—	9,691,934	—	9,691,934
Hong Kong	—	72,767	—	72,767
Hungary	—	4,302,960	—	4,302,960
India	15,710,899	280,433,109	—	296,144,008
Indonesia	755,885	18,676,665	45,970	19,478,520
Kuwait	—	11,844,324	537	11,844,861

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Malaysia	—	$22,467,637	$34	$22,467,671
Mexico	$34,141,202	340,364	—	34,481,566
Peru	1,303,147	—	—	1,303,147
Philippines	26,265	9,486,284	2,529	9,515,078
Poland	—	21,188,147	—	21,188,147
Qatar	—	14,871,865	—	14,871,865
Saudi Arabia	22,309	50,589,062	—	50,611,371
South Africa	6,314,528	47,244,388	—	53,558,916
South Korea	1,623,266	201,679,464	111,717	203,414,447
Taiwan	9,244,840	355,113,512	5,644	364,363,996
Thailand	77,945	20,252,562	—	20,330,507
Turkey	—	12,180,180	—	12,180,180
United Arab Emirates	—	29,163,365	—	29,163,365
Preferred Stocks
Brazil	7,489,911	—	—	7,489,911
Chile	—	86,210	—	86,210
Colombia	302,086	—	—	302,086
Philippines	—	53,196	—	53,196
Taiwan	173,733	—	—	173,733
Rights/Warrants
Brazil	—	556	—	556
India	—	5,136	—	5,136
Malaysia	—	48,583	—	48,583
South Korea	—	5,255	—	5,255
Thailand	—	8,643	—	8,643
Securities Lending Collateral	—	11,633,414	—	11,633,414
Total Investments in Securities	$161,715,011	$1,564,700,048	$254,777˂˃	$1,726,669,836

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional VA U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (3.8%)
*	Advantage Solutions, Inc.	102,823	$140,867
*	AMC Networks, Inc., Class A	16,241	97,284
*	Angi, Inc.	20,230	328,131
	ATN International, Inc.	7,699	132,038
*	Bandwidth, Inc., Class A	11,593	161,259
*	Boston Omaha Corp., Class A	13,414	180,418
*	Bumble, Inc., Class A	39,209	305,046
*	BuzzFeed, Inc.	8,809	19,116
	Cable One, Inc.	2,010	257,240
#*	Cardlytics, Inc.	15,304	31,220
*	Cars.com, Inc.	26,413	339,935
*	DHI Group, Inc.	22,706	60,398
*	DoubleVerify Holdings, Inc.	23,311	357,124
*	EchoStar Corp., Class A	2,296	74,827
	Entravision Communications Corp., Class A	31,641	69,927
*	Eventbrite, Inc., Class A	5,139	12,539
*	EW Scripps Co., Class A	33,487	100,126
*	Frontier Communications Parent, Inc.	68,161	2,504,235
*	Gaia, Inc.	2,866	12,037
*	Gambling.com Group Ltd.	6,316	66,760
*	Gannett Co., Inc.	53,130	202,425
*	GCI Liberty, Inc. (GLBKV US), Class C	7,756	257,887
*	GCI Liberty, Inc. (GLIBA US), Class A	1,334	44,075
	Gray Media, Inc.	40,200	181,302
*	Integral Ad Science Holding Corp.	53,518	438,848
	Interpublic Group of Cos., Inc.	71,191	1,751,299
	John Wiley & Sons, Inc. (WLY US), Class A	11,582	447,065
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Broadband Corp. (LBRDA US), Class A	6,674	$407,982
*	Liberty Broadband Corp. (LBRDK US), Class C	38,780	2,377,990
*	Liberty Global Ltd. (LBTYA US), Class A	51,625	517,282
*	Liberty Global Ltd. (LBTYK US), Class C	48,598	497,158
*	Liberty Latin America Ltd. (LILA US), Class A	18,962	133,682
*	Liberty Latin America Ltd. (LILAK US), Class C	69,155	493,767
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	805	65,849
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	1,864	157,005
*	Lionsgate Studios Corp.	13,009	77,013
*	Marchex, Inc., Class B	494	958
	Marcus Corp.	13,447	220,127
	National CineMedia, Inc.	31,846	153,179
	Nexstar Media Group, Inc.	11,420	2,136,796
*	Nextdoor Holdings, Inc.	10,416	18,228
#	Omnicom Group, Inc.	6,335	456,437
	Paramount Global (PARA US), Class B	85,904	1,079,813
#	Paramount Global (PARAA US), Class A	1,850	35,316
*	Playstudios, Inc.	12,335	14,185
*	PubMatic, Inc., Class A	11,274	135,401
*	Reservoir Media, Inc.	9,312	73,937

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Saga Communications, Inc., Class A	2,918	$36,767
	Scholastic Corp.	15,350	378,684
	Shenandoah Telecommunications Co.	22,072	324,017
	Shutterstock, Inc.	5,023	96,241
	Sinclair, Inc.	8,983	129,894
#	Sirius XM Holdings, Inc.	4,405	93,034
#*	Sphere Entertainment Co.	11,754	506,010
	Spok Holdings, Inc.	6,453	118,348
*	Starz Entertainment Corp.	867	12,615
	Sunrise Communications AG, ADR, Class A	13,410	711,535
*	Teads Holding Co.	3,669	9,283
*	TechTarget, Inc.	621	4,496
	TEGNA, Inc.	63,695	1,063,706
	Telephone & Data Systems, Inc.	43,900	1,713,856
*	TripAdvisor, Inc.	22,841	399,489
*	TrueCar, Inc.	39,501	72,287
*	U.S. Cellular Corp.	21,433	1,563,109
*	Urban One, Inc. (UONE US)	2,835	4,479
*	Urban One, Inc. (UONEK US)	7,214	4,707
*	Vimeo, Inc.	37,548	142,307
*	Vivid Seats, Inc., Class A	3,276	5,078
*	WideOpenWest, Inc.	20,225	68,158
*	Yelp, Inc.	10,531	362,582
*	Ziff Davis, Inc.	16,182	503,584
*	ZoomInfo Technologies, Inc.	73,373	794,630
TOTAL COMMUNICATION SERVICES			26,744,429
CONSUMER DISCRETIONARY — (13.6%)
*	1-800-Flowers.com, Inc., Class A	15,632	92,385
*	1stdibs.com, Inc.	9,776	26,982
*	Abercrombie & Fitch Co., Class A	3,170	304,383
	Academy Sports & Outdoors, Inc.	27,579	1,400,737
*	Adient PLC	32,435	695,406
	ADT, Inc.	196,968	1,644,683
*	Adtalem Global Education, Inc.	3,876	442,911
	Advance Auto Parts, Inc.	15,490	822,054
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	A-Mark Precious Metals, Inc.	11,160	$237,485
*	American Axle & Manufacturing Holdings, Inc.	58,417	259,956
	American Eagle Outfitters, Inc.	72,825	786,510
*	American Outdoor Brands, Inc.	6,121	57,599
*	American Public Education, Inc.	8,469	250,005
*	America's Car-Mart, Inc.	3,267	147,146
*	Aptiv PLC	17,464	1,198,729
	Aramark	25,089	1,067,788
*	Ark Restaurants Corp.	411	3,535
	Arko Corp.	17,934	74,785
#*	Asbury Automotive Group, Inc.	6,967	1,547,510
*	Aterian, Inc.	421	512
	Autoliv, Inc.	5,749	641,301
*	AutoNation, Inc.	14,593	2,811,196
	Bassett Furniture Industries, Inc.	5,100	80,682
*	Beazer Homes USA, Inc.	13,445	315,957
*	Biglari Holdings, Inc. (BH US), Class B	800	246,656
*	Biglari Holdings, Inc. (BH/A US), Class A	30	44,580
*	BJ's Restaurants, Inc.	10,427	369,429
	BorgWarner, Inc.	84,918	3,124,982
	Brightstar Lottery PLC	2,090	31,016
	Brunswick Corp.	20,693	1,206,195
*	Caesars Entertainment, Inc.	34,099	909,761
	Caleres, Inc.	13,403	184,023
*	CarMax, Inc.	2,228	126,127
	Carriage Services, Inc.	3,697	166,069
	Carter's, Inc.	14,193	344,038
	Cato Corp., Class A	9,508	26,813
*	Cavco Industries, Inc.	33	13,321
	Century Communities, Inc.	13,543	762,335
*	Champion Homes, Inc.	5,862	356,996
*	Chegg, Inc.	34,010	44,553
*	Citi Trends, Inc.	3,912	119,394
	Clarus Corp.	12,720	45,792
	Columbia Sportswear Co.	11,329	640,882

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	ContextLogic, Inc., Class A	7,140	$53,479
*	Cooper-Standard Holdings, Inc.	4,792	115,487
#	Cracker Barrel Old Country Store, Inc.	4,445	275,590
	Cricut, Inc., Class A	2,003	9,815
*	Crocs, Inc.	7,774	775,301
	Crown Crafts, Inc.	1,600	4,464
*	Culp, Inc.	4,293	18,245
	Dana, Inc.	57,009	907,583
	Designer Brands, Inc., Class A	19,219	54,198
*	Destination XL Group, Inc.	24,758	32,185
#	Dillard's, Inc., Class A	2,213	1,033,316
*	Dorman Products, Inc.	6,806	820,940
*	Dream Finders Homes, Inc., Class A	6,463	163,643
*	Duluth Holdings, Inc., Class B	12,388	26,015
*	El Pollo Loco Holdings, Inc.	18,381	189,324
	Escalade, Inc.	3,057	37,571
	Ethan Allen Interiors, Inc.	12,381	368,582
*	Figs, Inc., Class A	20,076	130,494
*	First Watch Restaurant Group, Inc.	19,583	338,590
	Flexsteel Industries, Inc.	1,708	58,089
*	Foot Locker, Inc.	37,366	935,645
*	Fossil Group, Inc.	1,522	2,572
*	Fox Factory Holding Corp.	2,957	89,804
*	Funko, Inc., Class A	16,160	62,054
	Gap, Inc.	114,667	2,231,420
*	Genesco, Inc.	6,619	159,253
*	Gentherm, Inc.	8,895	284,996
*	G-III Apparel Group Ltd.	20,294	478,938
*	Global Business Travel Group I	12,493	80,330
	Golden Entertainment, Inc.	10,039	282,297
*	Goodyear Tire & Rubber Co.	110,906	1,140,114
*	GoPro, Inc., Class A	54,312	70,062
	Graham Holdings Co., Class B	1,508	1,438,903
*	Green Brick Partners, Inc.	11,839	733,308
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Group 1 Automotive, Inc.	3,815	$1,572,352
*	GrowGeneration Corp.	22,304	21,969
	Guess?, Inc.	20,913	271,869
	Hamilton Beach Brands Holding Co., Class A	2,800	43,596
	Harley-Davidson, Inc.	46,753	1,137,500
	Haverty Furniture Cos., Inc. (HVT US)	7,037	145,173
*	Helen of Troy Ltd.	8,103	178,104
*	Hilton Grand Vacations, Inc.	27,546	1,234,612
*	Holley, Inc.	32,847	68,322
	Hooker Furnishings Corp.	6,091	57,560
*	Hovnanian Enterprises, Inc., Class A	1,358	162,240
	J Jill, Inc.	2,152	33,743
	JAKKS Pacific, Inc.	4,636	82,104
	Johnson Outdoors, Inc., Class A	4,868	161,618
	KB Home	25,961	1,434,605
#	Kohl's Corp.	40,192	435,681
#	Krispy Kreme, Inc.	41,045	148,583
	Lakeland Industries, Inc.	3,668	51,022
*	Lands' End, Inc.	11,127	130,520
*	Latham Group, Inc.	22,247	150,835
*	Laureate Education, Inc.	43,102	974,105
	La-Z-Boy, Inc.	19,420	698,537
	LCI Industries	8,436	801,420
	Lear Corp.	19,768	1,863,925
*	Legacy Housing Corp.	8,752	195,870
	Leggett & Platt, Inc.	8,886	84,861
*	LGI Homes, Inc.	9,377	499,513
*	Life Time Group Holdings, Inc.	17,658	507,138
	Lifetime Brands, Inc.	10,226	44,994
*	Lincoln Educational Services Corp.	5,403	123,567
	Lithia Motors, Inc.	9,621	2,770,848
	LKQ Corp.	35,688	1,051,725
*	Lovesac Co.	6,021	108,438
*	M/I Homes, Inc.	5,985	719,337
	Macy's, Inc.	110,139	1,391,056
*	Malibu Boats, Inc., Class A	8,085	269,311
	Marine Products Corp.	5,374	46,163
*	MarineMax, Inc.	10,455	237,119

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Marriott Vacations Worldwide Corp.	13,143	$978,759
*	MasterCraft Boat Holdings, Inc.	4,740	91,672
*	Mattel, Inc.	84,261	1,433,280
	Matthews International Corp., Class A	13,348	313,545
	Meritage Homes Corp.	19,382	1,305,184
*	MGM Resorts International	4,159	151,596
*	Mister Car Wash, Inc.	30,791	177,818
*	Mobileye Global, Inc., Class A	48,526	691,010
*	Mohawk Industries, Inc.	23,630	2,705,871
	Monarch Casino & Resort, Inc.	777	80,000
	Monro, Inc.	12,368	174,327
*	Motorcar Parts of America, Inc.	9,753	101,139
	Movado Group, Inc.	8,389	130,113
*	National Vision Holdings, Inc.	30,132	731,002
	Newell Brands, Inc.	164,352	922,015
*	ODP Corp.	15,998	285,404
*	OneWater Marine, Inc., Class A	5,322	81,639
#*	Outdoor Holding Co.	8,130	9,593
	Oxford Industries, Inc.	5,981	228,355
	Patrick Industries, Inc.	14,593	1,419,023
*	Penn Entertainment, Inc.	32,008	578,064
#	Penske Automotive Group, Inc.	8,899	1,489,782
	Perdoceo Education Corp.	34,399	990,003
*	Petco Health & Wellness Co., Inc.	65,569	197,363
*	PetMed Express, Inc.	5,743	17,918
	Phinia, Inc.	17,167	870,367
	Polaris, Inc.	10,438	552,275
*	Portillo's, Inc., Class A	16,055	159,908
*	Pursuit Attractions & Hospitality, Inc.	4,649	140,586
	PVH Corp.	23,653	1,736,603
	RCI Hospitality Holdings, Inc.	2,105	75,422
	Rocky Brands, Inc.	3,792	99,199
#*	Sally Beauty Holdings, Inc.	40,019	389,785
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Shoe Carnival, Inc.	14,057	$287,606
#	Signet Jewelers Ltd.	17,468	1,381,719
*	Skechers USA, Inc., Class A	1,284	81,213
	Smith & Wesson Brands, Inc.	23,502	186,841
*	Solid Power, Inc.	14,592	46,548
*	Solo Brands, Inc., Class A	49	724
	Sonic Automotive, Inc., Class A	11,103	803,302
*	Sportsman's Warehouse Holdings, Inc.	19,768	66,618
	Standard Motor Products, Inc.	10,327	313,528
	Steven Madden Ltd.	17,351	416,511
*	Stoneridge, Inc.	10,877	83,753
	Strategic Education, Inc.	9,712	720,096
*	Strattec Security Corp.	2,014	127,808
	Sturm Ruger & Co., Inc.	3,323	113,514
	Superior Group of Cos., Inc.	6,372	61,490
*	Target Hospitality Corp.	12,542	95,194
*	Taylor Morrison Home Corp.	47,738	2,829,909
	Thor Industries, Inc.	19,963	1,816,433
*	Tile Shop Holdings, Inc.	17,417	109,901
#*	Tilly's, Inc., Class A	10,706	19,164
	Toll Brothers, Inc.	31,618	3,742,306
*	Topgolf Callaway Brands Corp.	66,954	619,324
*	Traeger, Inc.	13,972	22,635
*	Tri Pointe Homes, Inc.	43,325	1,334,410
*	Under Armour, Inc. (UA US), Class C	74,642	470,245
*	Under Armour, Inc. (UAA US), Class A	69,844	463,764
*	Unifi, Inc.	9,361	42,499
*	Universal Electronics, Inc.	7,047	42,775
	Upbound Group, Inc.	16,586	342,252
*	Urban Outfitters, Inc.	16,719	1,258,606
*	Vera Bradley, Inc.	15,150	29,240
*	Victoria's Secret & Co.	14,874	279,631
*	Visteon Corp.	7,442	827,178
	Weyco Group, Inc.	4,829	140,427
#	Whirlpool Corp.	9,116	756,993
	Winnebago Industries, Inc.	13,411	398,575

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Zumiez, Inc.	9,329	$127,901
TOTAL CONSUMER DISCRETIONARY			96,754,994
CONSUMER STAPLES — (5.4%)
	Alico, Inc.	4,231	136,577
	Andersons, Inc.	17,271	620,374
	B&G Foods, Inc.	30,488	125,001
*	BellRing Brands, Inc.	10,376	566,322
*	Boston Beer Co., Inc. , Class A	2,182	451,849
	Bunge Global SA	39,274	3,132,494
	Calavo Growers, Inc.	4,647	122,216
	Cal-Maine Foods, Inc.	16,192	1,799,579
#	Campbell's Co.	46,824	1,494,622
*	Central Garden & Pet Co. (CENT US)	4,869	189,988
*	Central Garden & Pet Co. (CENTA US), Class A	20,397	724,501
	Conagra Brands, Inc.	140,040	2,557,130
*	Coty, Inc., Class A	142,000	688,700
*	Darling Ingredients, Inc.	51,820	1,677,932
	Dole PLC	29,365	418,158
#	Edgewell Personal Care Co.	19,405	489,588
*	Farmer Bros Co.	6,541	10,793
	Flowers Foods, Inc.	26,824	425,160
	Fresh Del Monte Produce, Inc.	23,841	896,183
*	Grocery Outlet Holding Corp.	36,781	484,406
*	Hain Celestial Group, Inc.	33,640	52,815
*	HF Foods Group, Inc.	2,946	7,984
	Ingles Markets, Inc., Class A	7,277	457,942
	Ingredion, Inc.	22,047	2,900,062
	J&J Snack Foods Corp.	2,639	297,917
	J.M. Smucker Co.	17,301	1,857,089
	John B Sanfilippo & Son, Inc.	2,288	144,853
	Limoneira Co.	4,672	68,585
*	Medifast, Inc.	1,266	17,433
	MGP Ingredients, Inc.	5,815	164,448
*	Mission Produce, Inc.	22,424	276,712
	Molson Coors Beverage Co., Class B	67,833	3,304,824
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Natural Alternatives International, Inc.	1,808	$6,599
*	Nature's Sunshine Products, Inc.	7,774	108,914
	Nu Skin Enterprises, Inc., Class A	13,799	115,636
	Oil-Dri Corp. of America	4,764	268,690
*	Olaplex Holdings, Inc.	6,036	8,390
*	Performance Food Group Co.	843	84,637
	Pilgrim's Pride Corp.	26,875	1,273,606
*	Post Holdings, Inc.	12,582	1,331,301
	PriceSmart, Inc.	11,522	1,238,615
	Reynolds Consumer Products, Inc.	27,014	607,545
	Seaboard Corp.	305	965,990
*	Seneca Foods Corp. (SENEA US), Class A	2,914	305,183
*	Simply Good Foods Co.	34,909	1,063,328
	SpartanNash Co.	9,990	265,135
	Spectrum Brands Holdings, Inc.	12,065	645,598
	Tootsie Roll Industries, Inc.	4,843	183,695
*	TreeHouse Foods, Inc.	22,996	441,983
*	United Natural Foods, Inc.	24,213	669,247
	Universal Corp.	12,143	661,429
*	USANA Health Sciences, Inc.	6,782	199,323
	Utz Brands, Inc.	11,726	152,790
	Village Super Market, Inc., Class A	5,738	197,387
#	Weis Markets, Inc.	12,183	882,171
*	Willamette Valley Vineyards, Inc.	206	997
TOTAL CONSUMER STAPLES			38,240,426
ENERGY — (8.8%)
*	Amplify Energy Corp.	18,572	70,574
#*	Antero Resources Corp.	54,622	1,907,946
#	APA Corp.	126,318	2,436,674
	Archrock, Inc.	39,338	918,936
	Ardmore Shipping Corp.	20,003	217,633
#	Atlas Energy Solutions, Inc.	25,262	328,406
	Berry Corp.	36,589	110,499
*	Bristow Group, Inc.	11,552	399,353

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Cactus, Inc., Class A	8,979	$379,901
	California Resources Corp.	29,851	1,438,221
	Chord Energy Corp. (CHRD US)	10,711	1,181,745
	Civitas Resources, Inc.	32,681	992,195
*	Clean Energy Fuels Corp.	99,591	202,170
*	CNX Resources Corp.	69,077	2,093,724
#*	Comstock Resources, Inc.	65,466	1,169,877
	Core Laboratories, Inc.	11,696	127,954
	Core Natural Resources, Inc.	4,614	340,559
	Crescent Energy Co., Class A	90,721	838,262
	Delek U.S. Holdings, Inc.	11,039	246,942
	DHT Holdings, Inc.	77,872	863,600
*	DMC Global, Inc.	9,940	80,415
	Dorian LPG Ltd.	19,585	563,852
*	DT Midstream, Inc.	17,082	1,754,834
	Energy Services of America Corp.	5,176	56,574
	Epsilon Energy Ltd.	6,821	42,631
	Evolution Petroleum Corp.	11,610	56,076
*	Expro Group Holdings NV	35,866	386,635
*	Forum Energy Technologies, Inc.	4,078	80,377
	FutureFuel Corp.	22,698	91,927
*	Geospace Technologies Corp.	4,922	79,786
#*	Gevo, Inc.	37,657	48,954
	Granite Ridge Resources, Inc.	35,294	183,176
*	Green Plains, Inc.	14,161	117,111
*	Gulf Island Fabrication, Inc.	8,360	56,179
*	Gulfport Energy Corp.	2,458	428,012
*	Helix Energy Solutions Group, Inc.	74,063	439,194
	Helmerich & Payne, Inc.	39,845	645,887
	HF Sinclair Corp.	67,766	2,977,638
*	Innovex International, Inc.	13,881	227,926
	International Seaways, Inc.	19,284	769,432
		Shares	Value†
ENERGY — (Continued)
	Kodiak Gas Services, Inc.	20,060	$648,540
*	Kosmos Energy Ltd.	127,185	273,448
	Liberty Energy, Inc.	63,928	788,871
	Magnolia Oil & Gas Corp., Class A	53,227	1,267,867
*	Mammoth Energy Services, Inc.	9,096	23,650
	Matador Resources Co.	45,213	2,255,224
	Murphy Oil Corp.	61,922	1,536,285
*	Nabors Industries Ltd.	3,363	116,965
	NACCO Industries, Inc., Class A	3,182	120,661
*	National Energy Services Reunited Corp.	10,697	71,349
*	Natural Gas Services Group, Inc.	5,881	141,673
	Noble Corp. PLC	32,200	863,282
	Nordic American Tankers Ltd.	89,134	248,684
#	Northern Oil & Gas, Inc.	38,629	1,087,793
	NOV, Inc.	140,843	1,771,805
*	Oceaneering International, Inc.	22,794	494,630
*	Oil States International, Inc.	23,301	116,272
	Ovintiv, Inc.	87,903	3,619,846
*	Par Pacific Holdings, Inc.	14,118	443,023
	Patterson-UTI Energy, Inc.	152,640	902,102
	PBF Energy, Inc., Class A	47,516	1,073,862
#	Peabody Energy Corp.	52,289	844,467
	Permian Resources Corp.	264,298	3,742,460
*	PrimeEnergy Resources Corp.	646	108,896
*	ProPetro Holding Corp.	47,514	254,675
	Range Resources Corp.	46,978	1,725,032
	Ranger Energy Services, Inc., Class A	9,962	133,391
*	REX American Resources Corp.	8,179	427,598
	Riley Exploration Permian, Inc.	8,003	209,999
	RPC, Inc.	82,897	385,471
	SandRidge Energy, Inc.	16,894	175,529

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Schlumberger NV	8,093	$273,543
	Scorpio Tankers, Inc.	21,314	963,606
*	SEACOR Marine Holdings, Inc.	10,107	50,535
*	Seadrill Ltd.	23,676	690,392
	Select Water Solutions, Inc.	42,441	408,707
	SFL Corp. Ltd.	60,832	558,438
	Sitio Royalties Corp., Class A	17,617	320,101
	SM Energy Co.	45,593	1,257,911
	Smart Sand, Inc.	3,473	7,085
	Solaris Energy Infrastructure, Inc.	6,467	211,277
*	Talos Energy, Inc.	71,087	607,794
	Teekay Corp. Ltd.	39,916	287,395
	Teekay Tankers Ltd., Class A	14,514	614,668
*	TETRA Technologies, Inc.	51,657	211,794
*	Tidewater, Inc.	9,603	480,246
#*	Transocean Ltd.	309,638	904,143
	VAALCO Energy, Inc.	40,235	149,674
*	Valaris Ltd.	22,427	1,090,625
*	Vital Energy, Inc.	12,376	231,307
#	Vitesse Energy, Inc.	11,502	275,243
	Weatherford International PLC	9,011	509,572
	World Kinect Corp.	30,174	822,845
TOTAL ENERGY			62,152,038
FINANCIALS — (28.5%)
	1st Source Corp.	9,136	546,516
*	Acacia Research Corp.	36,405	128,874
	ACNB Corp.	2,594	109,207
	Affiliated Managers Group, Inc.	1,674	351,322
	Alerus Financial Corp.	9,008	190,429
	Ally Financial, Inc.	110,586	4,185,680
	Amalgamated Financial Corp.	10,424	302,192
*	Ambac Financial Group, Inc.	22,313	187,429
	Amerant Bancorp, Inc.	14,298	275,951
	American Coastal Insurance Corp.	7,611	79,231
	Ameris Bancorp	30,230	2,066,220
	AmeriServ Financial, Inc.	6,300	17,703
	Ames National Corp.	4,229	76,333
	Arrow Financial Corp.	6,960	186,528
		Shares	Value†
FINANCIALS — (Continued)
	Associated Banc-Corp.	69,447	$1,718,119
	Associated Capital Group, Inc., Class A	738	27,321
	Assured Guaranty Ltd.	23,327	1,972,998
	Atlantic Union Bankshares Corp.	52,389	1,660,731
*	Atlanticus Holdings Corp.	5,316	263,833
	Auburn National BanCorp, Inc.	44	1,230
	Axis Capital Holdings Ltd.	21,515	2,018,968
*	Axos Financial, Inc.	22,189	1,916,020
	Banc of California, Inc.	32,452	471,203
	Bank First Corp.	1,299	154,347
	Bank of Hawaii Corp.	3,372	208,659
	Bank of Marin Bancorp	8,173	185,118
	Bank of NT Butterfield & Son Ltd.	11,773	535,789
	Bank OZK	42,165	2,078,734
	Bank7 Corp.	1,372	60,766
	BankFinancial Corp.	6,411	71,290
	BankUnited, Inc.	28,884	1,053,399
	Bankwell Financial Group, Inc.	2,946	117,545
	Banner Corp.	14,954	928,270
	Bar Harbor Bankshares	7,076	205,487
	BayCom Corp.	5,636	152,228
	BCB Bancorp, Inc.	8,990	75,156
	Berkshire Hills Bancorp, Inc.	21,316	525,226
*	Blue Foundry Bancorp	8,269	70,700
*	Blue Ridge Bankshares, Inc.	29,512	108,309
	BOK Financial Corp.	21,196	2,152,030
	Bread Financial Holdings, Inc.	19,436	1,191,427
*	Bridgewater Bancshares, Inc.	9,928	154,480
*	Brighthouse Financial, Inc.	25,341	1,212,567
	Brookline Bancorp, Inc.	38,982	402,294
	Burke & Herbert Financial Services Corp.	2,550	147,875
	Business First Bancshares, Inc.	9,697	230,304

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	BV Financial, Inc.	3,545	$55,444
	Byline Bancorp, Inc.	15,732	413,752
	C&F Financial Corp.	1,703	108,737
	Cadence Bank	66,147	2,305,223
*	California BanCorp	2,443	36,621
	Camden National Corp.	6,763	255,033
	Capital Bancorp, Inc.	3,528	111,061
	Capital City Bank Group, Inc.	8,430	333,744
	Capitol Federal Financial, Inc.	58,512	352,242
*	Carter Bankshares, Inc.	9,177	159,496
	Cass Information Systems, Inc.	872	34,889
	Cathay General Bancorp	28,379	1,283,298
	Central Pacific Financial Corp.	12,502	333,303
	CF Bankshares, Inc.	1,337	31,553
	Chemung Financial Corp.	1,723	87,184
	ChoiceOne Financial Services, Inc.	876	25,754
	Citizens & Northern Corp.	7,327	139,360
	Citizens Community Bancorp, Inc.	2,817	41,523
	Citizens Financial Services, Inc.	710	38,120
	City Holding Co.	244	29,792
	Civista Bancshares, Inc.	7,147	139,152
	CNB Financial Corp.	9,197	211,071
	CNO Financial Group, Inc.	32,607	1,201,242
	Colony Bankcorp, Inc.	6,665	109,239
	Columbia Banking System, Inc.	49,662	1,181,956
*	Columbia Financial, Inc.	12,433	178,911
	Comerica, Inc.	44,824	3,028,758
	Community Financial System, Inc.	15,875	836,613
	Community Trust Bancorp, Inc.	9,089	490,624
	Community West Bancshares	7,208	138,754
	ConnectOne Bancorp, Inc.	22,861	526,489
*	Consumer Portfolio Services, Inc.	9,697	76,606
*	Customers Bancorp, Inc.	14,592	930,240
	CVB Financial Corp.	43,287	809,034
		Shares	Value†
FINANCIALS — (Continued)
	DigitalBridge Group, Inc.	38,290	$411,235
	Dime Community Bancshares, Inc.	15,816	438,261
	Donegal Group, Inc. (DGICA US), Class A	12,902	221,269
	Donegal Group, Inc. (DGICB US), Class B	592	9,176
	Eagle Bancorp Montana, Inc.	1,910	30,789
	Eagle Bancorp, Inc.	13,374	215,188
	Eagle Financial Services, Inc.	386	12,742
#	Eastern Bankshares, Inc.	60,391	933,041
*	eHealth, Inc.	10,722	36,455
	Employers Holdings, Inc.	12,740	525,907
	Enact Holdings, Inc.	13,902	483,234
*	Encore Capital Group, Inc.	11,918	439,536
*	Enova International, Inc.	12,570	1,314,319
	Enterprise Financial Services Corp.	14,118	779,172
	Equity Bancshares, Inc., Class A	7,811	293,537
	Essent Group Ltd.	37,252	2,085,739
	Everest Group Ltd.	1,608	539,966
*	EZCORP, Inc., Class A	26,696	382,287
	F&G Annuities & Life, Inc.	3,226	102,942
	Farmers & Merchants Bancorp, Inc.	3,706	88,981
	Farmers National Banc Corp.	14,377	194,665
	FB Financial Corp.	18,993	926,099
	Federal Agricultural Mortgage Corp. (AGM US), Class C	3,289	566,596
	Fidelis Insurance Holdings Ltd.	14,373	217,176
*	Finance of America Cos., Inc., Class A	1,718	36,989
	Financial Institutions, Inc.	8,034	204,787
*	Finwise Bancorp	878	15,690
	First American Financial Corp.	34,905	2,096,045
	First BanCorp	59,213	1,233,407
	First Bancorp, Inc.	4,291	108,176

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Bancorp/Southern Pines NC	16,179	$810,406
	First Bank	8,959	133,489
	First Busey Corp.	36,713	819,434
	First Business Financial Services, Inc.	3,548	168,956
	First Commonwealth Financial Corp.	44,620	736,676
	First Community Bankshares, Inc.	8,793	320,945
	First Community Corp.	2,210	54,753
	First Financial Bancorp	40,714	986,907
	First Financial Corp.	5,163	276,479
*»	First Financial Northwest, Inc.	2,949	3,539
*	First Foundation, Inc.	30,577	148,910
	First Hawaiian, Inc.	45,360	1,099,980
	First Horizon Corp.	186,047	4,057,685
	First Internet Bancorp	4,583	100,505
	First Interstate BancSystem, Inc., Class A	34,261	986,374
	First Merchants Corp.	24,216	923,114
	First Mid Bancshares, Inc.	8,459	321,188
	First Northwest Bancorp	2,324	17,779
	First United Corp.	2,632	86,514
*	First Western Financial, Inc.	4,390	95,022
*	Firstsun Capital Bancorp	1,309	46,535
	Five Star Bancorp	3,648	109,768
	Flagstar Financial, Inc.	2,136	24,115
	Flushing Financial Corp.	14,992	179,754
*	Flywire Corp.	8,899	96,910
	FNB Corp.	131,924	2,021,076
	Franklin Financial Services Corp.	986	39,637
#	Franklin Resources, Inc.	135,673	3,256,152
	FS Bancorp, Inc.	3,495	136,620
	Fulton Financial Corp.	72,404	1,299,652
*	Fundamental Global, Inc.	144	2,994
*	FVCBankcorp, Inc.	2,378	30,462
*	Genworth Financial, Inc.	185,420	1,457,401
		Shares	Value†
FINANCIALS — (Continued)
	German American Bancorp, Inc.	7,109	$273,128
	Glacier Bancorp, Inc.	1,394	61,099
	Globe Life, Inc.	16,906	2,374,786
*	GoHealth, Inc., Class A	897	5,499
	Great Southern Bancorp, Inc.	6,183	352,060
*	Green Dot Corp., Class A	19,681	199,172
*	Greenlight Capital Re Ltd., Class A	15,670	203,710
	Guaranty Bancshares, Inc.	3,975	173,350
*	Hamilton Insurance Group Ltd., Class B	3,950	84,886
	Hancock Whitney Corp.	32,688	1,952,127
	Hanmi Financial Corp.	13,939	317,949
	Hanover Bancorp, Inc.	1,044	21,726
	HarborOne Bancorp, Inc.	21,906	259,148
	HBT Financial, Inc.	7,866	195,627
	Heritage Commerce Corp.	28,102	259,944
	Heritage Financial Corp.	15,148	341,436
*	Heritage Insurance Holdings, Inc.	11,919	251,372
	Hilltop Holdings, Inc.	21,057	623,287
#	Hingham Institution For Savings	766	187,578
*	Hippo Holdings, Inc.	105	2,713
	Home Bancorp, Inc.	3,022	158,020
	Home BancShares, Inc.	42,797	1,205,164
*	HomeStreet, Inc.	8,369	109,467
	HomeTrust Bancshares, Inc.	6,246	242,720
	Hope Bancorp, Inc.	57,831	577,732
	Horace Mann Educators Corp.	18,738	796,927
	Horizon Bancorp, Inc.	21,774	337,279
	Independent Bank Corp. (IBCP US)	10,136	309,655
	Independent Bank Corp. (INDB US)	16,989	1,079,651
	International Bancshares Corp.	21,234	1,447,734
*	International Money Express, Inc.	2,142	19,257
	Invesco Ltd.	156,477	3,287,582

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Investar Holding Corp.	4,282	$92,919
	Investors Title Co.	721	152,290
	Jackson Financial, Inc., Class A	30,536	2,673,732
	James River Group Holdings Ltd.	15,764	89,855
	Janus Henderson Group PLC	49,752	2,154,262
	Kearny Financial Corp.	31,702	187,993
	Kemper Corp.	17,626	1,085,585
*	Kentucky First Federal Bancorp	120	384
*	Kestrel Group Ltd.	469	12,747
*	Kingstone Cos., Inc.	982	16,095
	Landmark Bancorp, Inc.	284	6,898
	LCNB Corp.	4,043	59,675
*	LendingClub Corp.	43,067	671,415
	Lincoln National Corp.	16,779	639,448
	Live Oak Bancshares, Inc.	14,052	444,184
	MainStreet Bancshares, Inc.	762	15,392
	Mercantile Bank Corp.	7,428	339,385
	Merchants Bancorp	11,331	331,998
	Mercury General Corp.	19,773	1,369,280
	Meridian Corp.	3,023	44,529
	Metrocity Bankshares, Inc.	4,795	132,342
*	Metropolitan Bank Holding Corp.	3,999	282,089
	MGIC Investment Corp.	91,916	2,380,624
	Mid Penn Bancorp, Inc.	6,874	188,691
	Midland States Bancorp, Inc.	10,059	170,601
	MidWestOne Financial Group, Inc.	7,876	216,905
*	Mr. Cooper Group, Inc.	17,011	2,648,953
	MVB Financial Corp.	5,467	124,320
	National Bank Holdings Corp., Class A	12,704	470,810
	National Bankshares, Inc.	1,859	51,606
	Navient Corp.	63,677	823,980
	NBT Bancorp, Inc.	19,343	800,413
	Nelnet, Inc., Class A	12,372	1,543,654
		Shares	Value†
FINANCIALS — (Continued)
*	NerdWallet, Inc., Class A	8,811	$93,308
*	NI Holdings, Inc.	966	12,307
	Nicolet Bankshares, Inc.	5,082	655,578
*	NMI Holdings, Inc.	31,403	1,171,960
	Northeast Bank	3,766	373,474
	Northeast Community Bancorp, Inc.	5,087	105,097
	Northfield Bancorp, Inc.	23,415	249,370
	Northrim BanCorp, Inc.	2,573	214,923
	Northwest Bancshares, Inc.	64,462	754,205
	Norwood Financial Corp.	1,470	35,633
	Oak Valley Bancorp	1,867	49,756
	OceanFirst Financial Corp.	25,645	430,323
	OFG Bancorp	21,588	920,081
	Ohio Valley Banc Corp.	197	6,351
*	Old Market Capital Corp.	1,554	8,951
	Old National Bancorp	118,603	2,503,709
	Old Republic International Corp.	44,817	1,621,031
	Old Second Bancorp, Inc.	19,086	323,889
	OneMain Holdings, Inc.	39,615	2,289,351
*	Onity Group, Inc.	3,382	127,569
	OP Bancorp	4,262	54,554
*	Oportun Financial Corp.	14,967	91,748
	Oppenheimer Holdings, Inc., Class A	4,057	307,561
	Orange County Bancorp, Inc.	498	12,445
	Origin Bancorp, Inc.	10,722	391,889
	Orrstown Financial Services, Inc.	5,160	169,558
	Pacific Premier Bancorp, Inc.	39,409	853,993
	Park National Corp.	5,136	831,364
	Parke Bancorp, Inc.	4,963	102,486
	Pathward Financial, Inc.	8,745	661,341
*	Paysafe Ltd.	21,343	259,317
	PCB Bancorp	5,178	105,838
	Peapack-Gladstone Financial Corp.	8,909	227,001
	PennyMac Financial Services, Inc.	15,383	1,432,773

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Peoples Bancorp of North Carolina, Inc.	1,852	$53,171
	Peoples Bancorp, Inc.	16,200	463,968
	Peoples Financial Services Corp.	3,356	163,471
	Pinnacle Financial Partners, Inc.	16,832	1,479,364
	Plumas Bancorp	212	8,747
*	Ponce Financial Group, Inc.	8,672	121,842
	Popular, Inc.	24,602	2,818,897
*	PRA Group, Inc.	16,082	244,446
	Preferred Bank	5,144	467,178
	Primis Financial Corp.	13,753	153,896
	Princeton Bancorp, Inc.	440	13,284
*	ProAssurance Corp.	18,506	439,703
	PROG Holdings, Inc.	1,593	50,721
	Prosperity Bancshares, Inc.	34,555	2,302,054
*	Provident Bancorp, Inc.	5,513	67,314
	Provident Financial Holdings, Inc.	3,183	48,779
	Provident Financial Services, Inc.	50,935	928,036
	QCR Holdings, Inc.	8,025	569,775
	Radian Group, Inc.	26,033	848,936
	RBB Bancorp	7,237	131,062
	Red River Bancshares, Inc.	1,869	112,458
	Regional Management Corp.	4,935	164,039
	Reinsurance Group of America, Inc.	9,610	1,849,444
	RenaissanceRe Holdings Ltd.	9,751	2,376,709
	Renasant Corp.	35,978	1,318,234
*	Repay Holdings Corp.	36,159	177,902
	Republic Bancorp, Inc., Class A	6,384	439,602
	Riverview Bancorp, Inc.	6,235	30,739
	S&T Bancorp, Inc.	16,555	606,575
	Safety Insurance Group, Inc.	5,028	353,720
	Seacoast Banking Corp. of Florida	23,476	661,788
*	Security National Financial Corp., Class A	6,827	57,893
*	Selectquote, Inc.	24,493	43,108
		Shares	Value†
FINANCIALS — (Continued)
	Shore Bancshares, Inc.	11,771	$182,568
	Sierra Bancorp	7,598	222,773
	Simmons First National Corp., Class A	47,374	908,160
*	SiriusPoint Ltd.	53,320	1,045,605
	SmartFinancial, Inc.	6,619	226,767
	South Plains Financial, Inc.	5,221	193,751
*	Southern First Bancshares, Inc.	3,517	146,167
	Southern Missouri Bancorp, Inc.	4,188	226,529
	Southside Bancshares, Inc.	9,997	294,312
	SouthState Corp.	35,227	3,317,327
	Stellar Bancorp, Inc.	10,897	321,788
*»††	Sterling Bancorp, Inc.	2,736	0
#	Stewart Information Services Corp.	9,563	620,926
	Stock Yards Bancorp, Inc.	2,305	172,322
	Synovus Financial Corp.	26,767	1,264,473
*	Texas Capital Bancshares, Inc.	21,787	1,829,454
	TFS Financial Corp.	7,575	99,308
*	Third Coast Bancshares, Inc.	3,400	128,010
	Timberland Bancorp, Inc.	3,400	106,386
	Tiptree, Inc.	18,356	381,438
	Tompkins Financial Corp.	4,409	285,174
	Towne Bank	29,337	1,027,675
	TriCo Bancshares	10,861	446,604
*	Triumph Financial, Inc.	5,537	314,059
	TrustCo Bank Corp.	9,640	323,518
	Trustmark Corp.	24,675	919,144
	UMB Financial Corp.	17,976	1,977,180
*»††	Unico American Corp.	1,400	70
	United Bancshares, Inc.	406	11,916
	United Bankshares, Inc.	50,669	1,799,763
	United Community Banks, Inc.	43,727	1,333,674
	United Fire Group, Inc.	11,071	293,935
	United Security Bancshares	4,425	37,834
	Unity Bancorp, Inc.	3,541	173,899

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Universal Insurance Holdings, Inc.	15,069	$356,231
	Univest Financial Corp.	14,672	423,140
	Unum Group	36,683	2,634,206
	USCB Financial Holdings, Inc.	744	12,380
	Valley National Bancorp	202,531	1,877,462
*	Velocity Financial, Inc.	7,507	124,616
#	Veritex Holdings, Inc.	17,844	566,012
	Virginia National Bankshares Corp.	967	35,653
	Virtus Investment Partners, Inc.	1,823	352,404
	Voya Financial, Inc.	11,291	790,370
	WaFd, Inc.	36,628	1,066,058
	Walker & Dunlop, Inc.	9,337	700,368
	Washington Trust Bancorp, Inc.	7,731	208,273
	Waterstone Financial, Inc.	11,818	157,298
	Webster Financial Corp.	57,555	3,318,046
	WesBanco, Inc.	38,934	1,173,081
	West BanCorp, Inc.	6,124	110,171
	Westamerica BanCorp	3,243	155,340
	Western Alliance Bancorp	18,674	1,448,355
	Western New England Bancorp, Inc.	12,440	132,486
	Westwood Holdings Group, Inc.	1,679	29,349
	White Mountains Insurance Group Ltd.	936	1,673,381
	Wintrust Financial Corp.	14,812	1,895,640
*	World Acceptance Corp.	2,057	323,607
	WSFS Financial Corp.	25,747	1,411,965
	Zions Bancorp NA	51,083	2,739,070
TOTAL FINANCIALS			201,901,892
HEALTH CARE — (6.8%)
#*	Absci Corp.	11,913	33,714
*	AC Immune SA	10,323	22,298
*	Acadia Healthcare Co., Inc.	13,977	304,279
*	Aclaris Therapeutics, Inc.	4,478	6,851
		Shares	Value†
HEALTH CARE — (Continued)
*	Acrivon Therapeutics, Inc.	1,642	$2,102
*	Acumen Pharmaceuticals, Inc.	9,637	13,492
*	AdaptHealth Corp.	39,609	355,293
*	Addus HomeCare Corp.	6,561	700,584
*	Adverum Biotechnologies, Inc.	4,289	10,251
*	Alkermes PLC	870	23,046
*	Allogene Therapeutics, Inc.	55,637	68,434
*	Amedisys, Inc.	9,245	911,557
*	American Shared Hospital Services	400	1,008
*	American Well Corp., Class A	5,536	40,690
*	AMN Healthcare Services, Inc.	9,886	181,309
*	Amneal Pharmaceuticals, Inc.	5,504	43,041
*	Amphastar Pharmaceuticals, Inc.	9,898	207,363
*	AngioDynamics, Inc.	12,827	113,647
*	Anika Therapeutics, Inc.	8,087	66,758
*	Arcturus Therapeutics Holdings, Inc.	7,900	96,459
*	Astrana Health, Inc.	4,860	115,960
*	Atea Pharmaceuticals, Inc.	25,609	93,217
*	Avanos Medical, Inc.	20,933	233,822
*	Avantor, Inc.	101,916	1,369,751
*	Azenta, Inc.	17,040	557,208
*	BioLife Solutions, Inc.	2,267	48,196
*	Bio-Rad Laboratories, Inc., Class A	8,518	2,060,930
*	Black Diamond Therapeutics, Inc.	968	2,575
*	BrightSpring Health Services, Inc.	8,755	180,791
*	CareDx, Inc.	6,421	78,882
*	Caribou Biosciences, Inc.	31,103	63,139
*	Castle Biosciences, Inc.	10,989	166,483
*	Catalyst Pharmaceuticals, Inc.	3,233	68,960
*	Centene Corp.	17,573	458,128
*	Certara, Inc.	57,452	565,328

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Community Health Systems, Inc.	581	$1,511
	CONMED Corp.	5,265	269,305
*	Cross Country Healthcare, Inc.	12,302	165,462
*	CryoPort, Inc.	17,262	126,530
*	Cullinan Therapeutics, Inc.	19,365	150,466
*	Cumberland Pharmaceuticals, Inc.	4,400	15,180
*	CureVac NV	4,170	22,476
*	Cytek Biosciences, Inc.	45,685	164,466
*	Day One Biopharmaceuticals, Inc.	20,357	136,595
*	Definitive Healthcare Corp.	26,830	104,637
	Dentsply Sirona, Inc.	37,245	532,976
*	Design Therapeutics, Inc.	10,462	40,488
*	DocGo, Inc.	11,281	15,342
*	Dynavax Technologies Corp.	16,534	181,543
*	Editas Medicine, Inc.	10,379	26,051
*	Elanco Animal Health, Inc.	184,245	2,520,472
*	Emergent BioSolutions, Inc.	20,652	121,434
*	Enanta Pharmaceuticals, Inc.	4,930	37,369
*	Enhabit, Inc.	20,881	140,320
*	Enovis Corp.	22,152	593,674
*	Entrada Therapeutics, Inc.	7,205	42,365
*	Envista Holdings Corp.	63,518	1,199,855
*	Erasca, Inc.	67,348	95,297
*	Evolent Health, Inc., Class A	17,540	176,277
*	Fate Therapeutics, Inc.	41,054	45,159
*	FONAR Corp.	2,833	44,223
*	Fulcrum Therapeutics, Inc.	19,344	130,185
*	Fulgent Genetics, Inc.	13,562	232,995
*	GeneDx Holdings Corp.	262	26,711
#*	Ginkgo Bioworks Holdings, Inc.	6,600	86,724
*	Globus Medical, Inc., Class A	191	10,052
		Shares	Value†
HEALTH CARE — (Continued)
*	GoodRx Holdings, Inc., Class A	19,221	$92,069
*	Harmony Biosciences Holdings, Inc.	4,188	147,334
*	Harvard Bioscience, Inc.	10,583	4,929
*	Health Catalyst, Inc.	25,799	94,166
	HealthStream, Inc.	13,268	347,091
*	ICON PLC	5,255	889,093
#*	ICU Medical, Inc.	4,613	592,355
*	InfuSystem Holdings, Inc.	6,031	33,774
*	Innoviva, Inc.	33,528	609,204
*	Inogen, Inc.	9,952	62,797
*	Inotiv, Inc.	5,216	10,484
*	Instil Bio, Inc.	2,377	57,048
*	Integer Holdings Corp.	8,566	929,497
*	Integra LifeSciences Holdings Corp.	21,973	288,725
*	Intellia Therapeutics, Inc.	17,779	206,948
*	iTeos Therapeutics, Inc.	12,882	130,623
*	Janux Therapeutics, Inc.	5,870	140,968
*	Jazz Pharmaceuticals PLC	16,053	1,840,155
*	Kewaunee Scientific Corp.	775	42,889
»††	Kinnate Biopharma, Inc.	1,216	85
*	Kodiak Sciences, Inc.	15,660	102,965
*	Kura Oncology, Inc.	9,908	59,943
*	Lantern Pharma, Inc.	1,052	4,671
*	LENSAR, Inc.	1,092	14,076
*	LifeStance Health Group, Inc.	46,018	183,152
*	Ligand Pharmaceuticals, Inc.	6,757	889,086
*	LivaNova PLC	9,769	412,154
*	MaxCyte, Inc.	35,088	72,281
	Mesa Laboratories, Inc.	770	58,890
*	Molina Healthcare, Inc.	7,135	1,126,402
*	Monte Rosa Therapeutics, Inc.	10,413	51,544
*	Myriad Genetics, Inc.	19,700	75,648
	National HealthCare Corp.	7,051	677,108
*	Neogen Corp.	66,505	309,248
*	NeoGenomics, Inc.	31,942	154,599
*	Nkarta, Inc.	11,627	25,231
*	Nuvation Bio, Inc.	15,889	37,498

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*»	OmniAb, Inc. (2200963D US)	521	$0
*»	OmniAb, Inc. (2200964D US)	521	0
*	OmniAb, Inc. (OABI UQ)	43,030	82,187
*	Omnicell, Inc.	13,923	431,752
#*	OPKO Health, Inc.	44,822	57,372
*	OptimizeRx Corp.	5,530	69,789
*	OraSure Technologies, Inc.	37,582	119,511
*	Organogenesis Holdings, Inc.	36,148	167,004
*	Orthofix Medical, Inc.	14,227	157,066
#*	OrthoPediatrics Corp.	8,410	174,255
*	Owens & Minor, Inc.	33,604	232,876
*	Pacira BioSciences, Inc.	14,791	311,942
#*»††	PDL BioPharma, Inc.	35,325	14,837
#*	Pediatrix Medical Group, Inc.	27,173	332,869
*	Pennant Group, Inc.	6,682	148,140
*	PepGen, Inc.	299	410
	Perrigo Co. PLC	51,654	1,377,612
*	Personalis, Inc.	3,904	21,394
*	Pliant Therapeutics, Inc.	16,500	24,090
*	Precision BioSciences, Inc.	310	1,473
#	Premier, Inc., Class A	38,278	822,211
*	Prestige Consumer Healthcare, Inc.	13,789	1,019,697
*	Prothena Corp. PLC	13,788	94,724
*	Pulmonx Corp.	6,386	11,750
*	Puma Biotechnology, Inc.	18,806	58,487
*	Pyxis Oncology, Inc.	6,181	6,923
*	Quanterix Corp.	12,723	75,575
*	QuidelOrtho Corp.	19,487	448,591
*	Quipt Home Medical Corp.	4,730	10,453
*	Rafael Holdings, Inc., Class B	2,100	3,549
*	RAPT Therapeutics, Inc.	269	2,905
*	REGENXBIO, Inc.	14,576	124,042
*	Relay Therapeutics, Inc.	36,343	127,927
*	Replimune Group, Inc.	5,078	35,698
	Revvity, Inc.	24,221	2,129,026
*»	Sage Therapeutics, Inc.	8,633	74,934
*	Sarepta Therapeutics, Inc.	433	7,110
		Shares	Value†
HEALTH CARE — (Continued)
*	Seer, Inc.	10,650	$22,578
	Select Medical Holdings Corp.	37,390	552,998
*	Sensus Healthcare, Inc.	5,578	31,181
	SIGA Technologies, Inc.	20,350	134,513
	Simulations Plus, Inc.	2,584	33,644
*	Solid Biosciences, Inc.	8,281	56,642
*	STAAR Surgical Co.	1,700	30,456
*	Supernus Pharmaceuticals, Inc.	19,744	693,014
*	Surgery Partners, Inc.	33,855	743,117
*	Sutro Biopharma, Inc.	10,102	8,135
*	Tactile Systems Technology, Inc.	7,928	79,121
*	Teladoc Health, Inc.	61,446	443,026
	Teleflex, Inc.	9,534	1,139,313
*	Tenaya Therapeutics, Inc.	3,554	2,403
*	Tenet Healthcare Corp.	3,843	619,799
*	Terns Pharmaceuticals, Inc.	30,875	180,001
*	Third Harmonic Bio, Inc.	2,917	15,679
*	Tourmaline Bio, Inc.	6,410	141,853
*	TruBridge, Inc.	5,730	119,299
*	TScan Therapeutics, Inc.	11,755	20,454
*	Tyra Biosciences, Inc.	2,902	31,719
	U.S. Physical Therapy, Inc.	1,723	126,037
	Universal Health Services, Inc., Class B	13,100	2,180,495
	Utah Medical Products, Inc.	1,014	56,378
*	Vanda Pharmaceuticals, Inc.	28,944	123,301
*	Varex Imaging Corp.	19,787	144,049
*	Ventyx Biosciences, Inc.	17,219	48,213
*	Veracyte, Inc.	29,345	689,901
»††	Verve Therapeutics, Inc.	10,185	6,417
	Viatris, Inc.	347,756	3,039,387
*	Vicarious Surgical, Inc., Class A	940	8,328

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Vir Biotechnology, Inc.	35,722	$181,111
*	Vistagen Therapeutics, Inc.	4,150	11,911
*	Voyager Therapeutics, Inc.	16,157	51,541
*	Whitehawk Therapeutics, Inc.	4,944	8,652
*	Xencor, Inc.	10,573	87,967
*	Zimvie, Inc.	10,030	188,464
*	Zymeworks, Inc.	2,260	28,386
TOTAL HEALTH CARE			48,354,080
INDUSTRIALS — (16.1%)
#*	3D Systems Corp.	53,809	87,709
*	AAR Corp.	13,656	1,020,240
	ABM Industries, Inc.	26,971	1,244,172
	ACCO Brands Corp.	46,552	174,570
	Acme United Corp.	700	28,126
*	Aebi Schmidt Holding AG	13,318	137,175
*	AerSale Corp.	17,133	103,483
	AGCO Corp.	22,911	2,702,811
	Air Lease Corp.	43,419	2,405,413
	Alamo Group, Inc.	5,943	1,322,793
*	Alaska Air Group, Inc.	41,386	2,191,803
	Albany International Corp., Class A	7,012	379,980
	Alight, Inc., Class A	199,773	1,070,783
*	Allegiant Travel Co.	7,373	380,742
	Allient, Inc.	6,714	270,641
	Alta Equipment Group, Inc.	4,728	36,689
*	Amentum Holdings, Inc.	913	22,798
*	Ameresco, Inc., Class A	9,032	152,821
*	American Woodmark Corp.	8,455	444,818
	Apogee Enterprises, Inc.	9,656	405,455
	ArcBest Corp.	10,750	786,148
	Arcosa, Inc.	12,364	1,061,820
	Astec Industries, Inc.	11,802	468,067
*	Astronics Corp. (ATROB US), Class B	385	13,918
*	Asure Software, Inc.	9,877	95,807
	Atkore, Inc.	4,277	329,415
	AZZ, Inc.	8,443	924,509
*	BGSF, Inc.	3,300	20,229
*	Blade Air Mobility, Inc.	31,934	127,417
*	BlueLinx Holdings, Inc.	4,368	320,043
	Boise Cascade Co.	15,348	1,286,316
		Shares	Value†
INDUSTRIALS — (Continued)
*	Bowman Consulting Group Ltd.	3,139	$108,861
	Brady Corp., Class A	10,076	711,063
*	BrightView Holdings, Inc.	35,281	562,732
*	Broadwind, Inc.	4,795	12,419
*	Builders FirstSource, Inc.	17,054	2,168,075
*	Cadeler AS (CDLR US), ADR	1,687	35,360
*	Chart Industries, Inc.	3,943	783,987
	Civeo Corp.	5,078	126,899
*	Clarivate PLC	245,675	945,849
	Columbus McKinnon Corp.	12,840	188,106
*	Commercial Vehicle Group, Inc.	5,464	9,234
	CompX International, Inc.	200	4,660
	Concentrix Corp.	16,517	858,388
	Concrete Pumping Holdings, Inc.	16,384	111,903
*	Conduent, Inc.	85,577	227,635
	Copa Holdings SA, Class A	9,725	1,076,169
#»††	Costa Communications, Inc.	574	69
*	Costamare Bulkers Holdings Ltd.	10,181	91,629
	Costamare, Inc.	50,905	513,631
	Covenant Logistics Group, Inc.	8,598	207,642
*»	CPI Aerostructures, Inc.	1,158	3,960
*	Custom Truck One Source, Inc.	48,874	302,530
	Deluxe Corp.	18,257	293,938
*	Distribution Solutions Group, Inc.	5,134	153,866
*	DLH Holdings Corp.	5,758	32,302
*	DNOW, Inc.	52,290	813,632
	Douglas Dynamics, Inc.	4,567	130,616
*	Ducommun, Inc.	5,634	512,581
	Dun & Bradstreet Holdings, Inc.	61,239	557,275
*	DXP Enterprises, Inc.	7,774	880,483
	Eastern Co.	2,426	55,919
	EnerSys	10,547	974,226
	Ennis, Inc.	13,134	233,785
	Enpro, Inc.	7,774	1,651,275
*	Enviri Corp.	32,715	294,435
	Espey Mfg. & Electronics Corp.	326	14,344

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	First Advantage Corp.	11,337	$196,017
*	Forrester Research, Inc.	7,152	69,660
	Fortune Brands Innovations, Inc.	17,010	927,725
*	Frontier Group Holdings, Inc.	54,924	240,567
	FTAI Infrastructure, Inc.	5,050	31,664
#*	FuelCell Energy, Inc.	1,839	9,121
*	Gates Industrial Corp. PLC	57,423	1,424,090
	GATX Corp.	5,719	873,234
	Genco Shipping & Trading Ltd.	21,155	336,999
*	Gencor Industries, Inc.	4,211	61,396
*	Generac Holdings, Inc.	2,041	397,362
	Genpact Ltd.	7,486	329,758
*	Gibraltar Industries, Inc.	10,762	710,615
	Global Industrial Co.	3,684	125,477
*	GMS, Inc.	14,325	1,570,593
	Gorman-Rupp Co.	8,971	369,246
*	Great Lakes Dredge & Dock Corp.	29,793	330,106
	Greenbrier Cos., Inc.	14,971	681,181
*	GXO Logistics, Inc.	10,974	545,518
*	Hayward Holdings, Inc.	54,738	841,870
*	Healthcare Services Group, Inc.	18,405	239,449
	Heartland Express, Inc.	31,759	248,355
	Heidrick & Struggles International, Inc.	9,674	430,783
	Helios Technologies, Inc.	11,328	415,624
	Herc Holdings, Inc.	3,733	436,052
	Hillenbrand, Inc.	21,507	445,410
*	Hillman Solutions Corp.	62,466	492,857
	HNI Corp.	11,978	616,148
	Hub Group, Inc., Class A	24,442	855,959
*	Hudson Global, Inc.	786	7,035
*	Hudson Technologies, Inc.	18,401	172,785
	Huntington Ingalls Industries, Inc.	848	236,473
*	Hurco Cos., Inc.	3,130	60,159
*	Hyliion Holdings Corp.	8,922	13,383
	Hyster-Yale, Inc.	4,173	175,308
*	IBEX Holdings Ltd.	5,221	154,385
		Shares	Value†
INDUSTRIALS — (Continued)
	ICF International, Inc.	6,316	$529,849
	Insteel Industries, Inc.	9,840	355,224
	Interface, Inc.	17,456	359,943
*	Janus International Group, Inc.	36,883	316,087
*	JELD-WEN Holding, Inc.	30,555	137,498
#*	JetBlue Airways Corp.	141,152	626,715
	Kelly Services, Inc., Class A	16,207	198,536
	Kennametal, Inc.	31,848	788,556
*	Kirby Corp.	8,016	764,005
#	Knight-Swift Transportation Holdings, Inc.	59,207	2,516,298
	Korn Ferry	19,663	1,393,517
*	L.B. Foster Co., Class A	4,474	105,139
	Lindsay Corp.	723	98,697
	LSI Industries, Inc.	11,991	219,435
	Luxfer Holdings PLC	9,531	114,563
*	Manitowoc Co., Inc.	17,506	223,202
	ManpowerGroup, Inc.	18,622	768,158
	Marten Transport Ltd.	30,326	368,764
*	Masterbrand, Inc.	43,299	477,588
*	Matrix Service Co.	10,736	164,046
	Matson, Inc.	12,428	1,327,062
	Maximus, Inc.	11,359	838,976
*	Mayville Engineering Co., Inc.	7,956	133,422
	McGrath RentCorp	7,033	877,648
*	Mercury Systems, Inc.	18,384	966,815
	Miller Industries, Inc.	5,647	230,115
	MillerKnoll, Inc.	27,879	529,143
*	Mistras Group, Inc.	11,228	89,150
*	Montrose Environmental Group, Inc.	3,216	72,971
*	MRC Global, Inc.	30,098	441,839
	MSC Industrial Direct Co., Inc., Class A	5,851	506,814
	Mueller Industries, Inc.	18,533	1,582,162
	National Presto Industries, Inc.	3,409	328,798
	NL Industries, Inc.	7,073	43,640
*	NN, Inc.	18,016	35,131
*	NPK International, Inc.	42,501	383,359
*	NV5 Global, Inc.	20,255	454,725

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	NWPX Infrastructure, Inc.	5,166	$215,835
*	OPENLANE, Inc.	45,225	1,114,344
*	Orion Group Holdings, Inc.	16,682	123,614
	Oshkosh Corp.	14,897	1,884,917
	Owens Corning	13,737	1,915,350
*	PAMT Corp.	7,251	82,154
	Pangaea Logistics Solutions Ltd.	24,864	121,088
	Park Aerospace Corp.	8,300	149,566
	Park-Ohio Holdings Corp.	5,200	85,280
*	Perma-Pipe International Holdings, Inc.	2,191	48,553
#*	Plug Power, Inc.	51,232	76,848
	Preformed Line Products Co.	2,517	388,449
	Primoris Services Corp.	3,755	353,608
*	Proto Labs, Inc.	10,030	432,494
#	Quanex Building Products Corp.	5,553	108,172
*	Quest Resource Holding Corp.	6,721	13,509
*	Radiant Logistics, Inc.	25,143	148,595
	Regal Rexnord Corp.	18,129	2,771,562
*	Resideo Technologies, Inc.	59,953	1,636,717
	Resources Connection, Inc.	16,985	85,944
	Rush Enterprises, Inc. (RUSHA US), Class A	26,791	1,450,465
	Rush Enterprises, Inc. (RUSHB US), Class B	4,596	249,609
	Ryder System, Inc.	14,052	2,497,181
*	Saia, Inc.	4,568	1,380,632
	Schneider National, Inc., Class B	34,350	839,858
	Science Applications International Corp.	1,857	207,018
	Sensata Technologies Holding PLC	58,396	1,796,261
*	Shoals Technologies Group, Inc., Class A	31,175	168,033
*	SIFCO Industries, Inc.	659	3,203
*	SkyWest, Inc.	19,405	2,250,204
	Standex International Corp.	2,235	368,194
		Shares	Value†
INDUSTRIALS — (Continued)
	Stanley Black & Decker, Inc.	35,939	$2,431,273
	Steelcase, Inc., Class A	37,975	392,282
*	Stratasys Ltd.	2,013	21,801
*	Sun Country Airlines Holdings, Inc.	21,261	246,415
*	Sunrun, Inc.	74,086	760,122
*	TaskUS, Inc., Class A	1,439	24,578
*	Taylor Devices, Inc.	1,232	55,563
	Tennant Co.	2,245	185,302
	Terex Corp.	22,494	1,144,045
*	Thermon Group Holdings, Inc.	15,823	447,474
	Timken Co.	4,510	343,166
*	Titan International, Inc.	28,532	241,381
*	Titan Machinery, Inc.	11,375	219,765
*	Transcat, Inc.	1,483	113,346
	Trinity Industries, Inc.	38,005	885,517
*	TrueBlue, Inc.	17,100	123,462
*	TTEC Holdings, Inc.	9,258	46,105
*	Tutor Perini Corp.	25,998	1,251,804
	Twin Disc, Inc.	5,122	44,305
	UFP Industries, Inc.	9,789	959,322
#*	U-Haul Holding Co. (UHAL US)	4,688	271,248
	U-Haul Holding Co. (UHAL/B US)	35,039	1,822,028
*	Ultralife Corp.	7,629	60,803
	UniFirst Corp.	5,286	904,065
	Universal Logistics Holdings, Inc.	9,576	229,154
*	V2X, Inc.	10,659	505,023
	Vestis Corp.	37,938	229,904
	Virco Mfg. Corp.	6,012	46,533
*	VirTra, Inc.	4,692	33,266
#	VSE Corp.	6,754	1,057,271
	Wabash National Corp.	17,347	172,776
	Werner Enterprises, Inc.	23,771	658,932
	WESCO International, Inc.	17,921	3,708,930
	Willis Lease Finance Corp.	2,750	389,345
	Worthington Enterprises, Inc.	18,741	1,161,380
TOTAL INDUSTRIALS			114,261,086
INFORMATION TECHNOLOGY — (6.8%)
*	8x8, Inc.	13,235	25,676
*	908 Devices, Inc.	10,663	69,843
*	ACI Worldwide, Inc.	5,680	241,741

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Akamai Technologies, Inc.	27,506	$2,098,983
*	Alpha & Omega Semiconductor Ltd.	13,931	354,823
	Amkor Technology, Inc.	90,047	2,031,460
*	Amtech Systems, Inc.	6,555	30,841
*	Arrow Electronics, Inc.	24,237	2,811,492
*	ASGN, Inc.	12,916	647,608
*	AstroNova, Inc.	1,475	16,668
*	Aviat Networks, Inc.	5,428	117,245
	Avnet, Inc.	42,212	2,234,703
*	Aware, Inc.	4,272	9,057
*	Axcelis Technologies, Inc.	3,566	241,383
	Bel Fuse, Inc. (BELFB US), Class B	3,934	511,577
	Benchmark Electronics, Inc.	17,602	677,677
*	Bill Holdings, Inc.	11,375	487,419
*	Bit Digital, Inc.	11,715	34,091
*	Cerence, Inc.	3,550	30,530
*	CEVA, Inc.	5,749	122,856
*	Cipher Mining, Inc.	40,177	219,366
*	Cleanspark, Inc.	17,397	197,804
*	Clearfield, Inc.	2,645	115,877
*	Coherent Corp.	13,016	1,400,522
*	Cohu, Inc.	18,258	326,088
*	Comtech Telecommunications Corp.	14,120	30,640
*	Consensus Cloud Solutions, Inc.	366	7,386
*	Corsair Gaming, Inc.	23,973	217,195
	Crane NXT Co.	10,082	598,266
*	Crexendo, Inc.	6,602	36,773
	CTS Corp.	10,967	429,797
*	Daily Journal Corp.	333	133,060
*	Daktronics, Inc.	22,360	362,679
*	Diebold Nixdorf, Inc.	3,864	217,505
#*	Digi International, Inc.	15,127	493,291
*	Digital Turbine, Inc.	17,222	93,860
*	Diodes, Inc.	15,784	779,256
*	DXC Technology Co.	71,222	969,331
*	E2open Parent Holdings, Inc.	72,190	238,227
*	Eastman Kodak Co.	27,871	186,736
*	eGain Corp.	5,992	37,031
*	ePlus, Inc.	9,534	617,613
*	Everspin Technologies, Inc.	5,420	32,845
*	Expensify, Inc., Class A	1,996	4,052
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Fastly, Inc., Class A	44,155	$299,812
*	FormFactor, Inc.	13,748	390,581
	Frequency Electronics, Inc.	534	14,204
*	Globant SA	704	59,319
*	Grid Dynamics Holdings, Inc.	7,176	68,100
*	Harmonic, Inc.	12,778	108,741
*	I3 Verticals, Inc., Class A	2,129	59,569
*	Ichor Holdings Ltd.	13,082	258,893
*	Identiv, Inc.	1,677	6,088
#*	indie Semiconductor, Inc., Class A	38,413	150,195
	Information Services Group, Inc.	22,129	95,376
*	Insight Enterprises, Inc.	2,907	344,712
*	inTEST Corp.	5,710	39,913
*	IPG Photonics Corp.	12,719	952,526
*	Key Tronic Corp.	2,718	7,991
*	Kimball Electronics, Inc.	12,465	233,843
*	Knowles Corp.	44,503	903,856
	Kulicke & Soffa Industries, Inc.	17,061	558,918
*	KVH Industries, Inc.	9,329	49,350
*	Lantronix, Inc.	10,097	32,411
*	LiveRamp Holdings, Inc.	22,217	729,162
*	Magnachip Semiconductor Corp.	21,665	88,827
*	MaxLinear, Inc.	2,673	42,287
*	Meridianlink, Inc.	680	10,866
	Methode Electronics, Inc.	12,779	83,830
*	Mirion Technologies, Inc.	21,117	471,965
*	Mitek Systems, Inc.	11,197	100,997
	MKS, Inc.	11,461	1,090,858
*	N-able, Inc.	24,271	196,110
*	nCino, Inc.	16,730	467,185
*	NCR Voyix Corp.	34,016	463,298
*	NETGEAR, Inc.	14,852	345,309
*	NetScout Systems, Inc.	33,146	709,987
	Network-1 Technologies, Inc.	3,000	4,200
*	Olo, Inc., Class A	15,889	166,517
*	ON24, Inc.	15,477	76,766
	OneSpan, Inc.	5,979	88,190
*	Optical Cable Corp.	1,600	7,168
	PC Connection, Inc.	11,579	713,151
*	Penguin Solutions, Inc.	14,488	341,482
*	Photronics, Inc.	26,902	547,725
*	Plexus Corp.	11,553	1,473,007

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Powerfleet, Inc. NJ	21,183	$86,003
*	RF Industries Ltd.	681	5,611
*	Ribbon Communications, Inc.	65,217	245,216
	Richardson Electronics Ltd.	4,924	49,634
*	Rogers Corp.	7,308	479,259
*	Sanmina Corp.	15,178	1,761,255
	Sapiens International Corp. NV	987	27,054
*	ScanSource, Inc.	12,586	488,840
#*»††	Silicon Graphics, Inc.	137	0
	Skyworks Solutions, Inc.	5,241	359,218
*	SmartRent, Inc.	29,561	29,857
*	SoundThinking, Inc.	1,675	19,112
*	Synaptics, Inc.	9,930	622,611
	TD SYNNEX Corp.	31,625	4,566,334
*	Telos Corp.	18,437	47,383
*	TransAct Technologies, Inc.	1,945	7,333
*	TTM Technologies, Inc.	49,290	2,328,952
*	Turtle Beach Corp.	1,648	23,962
*	Ultra Clean Holdings, Inc.	21,643	487,400
*	Veeco Instruments, Inc.	18,658	387,713
*	Verint Systems, Inc.	19,847	422,344
*	Viasat, Inc.	34,379	564,847
*	Viavi Solutions, Inc.	28,516	286,586
	Vishay Intertechnology, Inc.	57,059	935,197
*	Vishay Precision Group, Inc.	6,460	171,319
	Xerox Holdings Corp.	69,361	280,912
*	Xperi, Inc.	17,006	102,376
TOTAL INFORMATION TECHNOLOGY			48,180,486
MATERIALS — (6.1%)
	AdvanSix, Inc.	12,400	249,488
	Alcoa Corp.	92,929	2,785,082
*	Alpha Metallurgical Resources, Inc.	5,153	608,415
*	Alto Ingredients, Inc.	35,264	35,617
	American Vanguard Corp.	15,311	59,100
*	Ampco-Pittsburgh Corp.	4,848	15,659
*	Arq, Inc.	14,790	79,126
*	Ascent Industries Co.	2,976	38,182
	Ashland, Inc.	19,726	1,017,072
		Shares	Value†
MATERIALS — (Continued)
*	Aspen Aerogels, Inc.	8,603	$65,899
	Avient Corp.	32,076	1,012,639
*	Axalta Coating Systems Ltd.	24,271	687,355
*	Bioceres Crop Solutions Corp.	3,494	11,949
	Cabot Corp.	5,593	403,703
	Caledonia Mining Corp. PLC	6,555	129,068
	Celanese Corp.	26,171	1,366,911
*	Century Aluminum Co.	16,726	354,257
*	Clearwater Paper Corp.	8,054	181,698
*	Cleveland-Cliffs, Inc.	166,211	1,748,540
*	Coeur Mining, Inc.	153,093	1,330,378
	Commercial Metals Co.	43,495	2,255,651
*	Compass Minerals International, Inc.	8,028	159,998
*	Core Molding Technologies, Inc.	2,490	41,434
	Eastman Chemical Co.	25,842	1,876,388
*	Ecovyst, Inc.	49,810	428,864
	Element Solutions, Inc.	20,093	474,195
	Ferroglobe PLC	32,700	138,321
	Flexible Solutions International, Inc.	572	3,050
*	Flotek Industries, Inc.	1,692	20,389
	Fortitude Gold Corp.	5,267	18,540
	Friedman Industries, Inc.	2,766	41,933
	Graphic Packaging Holding Co.	71,595	1,600,864
	Greif, Inc. (GEF US), Class A	11,043	700,457
	Greif, Inc. (GEF/B US), Class B	4,694	308,161
	HB Fuller Co.	14,822	832,996
	Hecla Mining Co.	236,841	1,359,467
	Huntsman Corp.	72,681	705,006
	Innospec, Inc.	8,520	680,748
*	Intrepid Potash, Inc.	6,613	220,081
	Kaiser Aluminum Corp.	5,735	443,373
	Koppers Holdings, Inc.	8,891	292,158
	Kronos Worldwide, Inc.	26,148	139,892
*	LSB Industries, Inc.	27,966	216,177
#*	Magnera Corp.	424	5,279
	Materion Corp.	7,852	826,816
	Mativ Holdings, Inc.	24,035	159,112
*	McEwen, Inc.	17,905	181,915

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Mercer International, Inc.	34,569	$128,251
*	Metallus, Inc.	21,989	347,426
	Minerals Technologies, Inc.	15,531	903,128
	Mosaic Co.	107,035	3,854,330
	Myers Industries, Inc.	15,012	219,926
	Nexa Resources SA	9,879	47,814
	Northern Technologies International Corp.	1,645	12,666
*	O-I Glass, Inc.	54,397	707,705
	Olin Corp.	41,223	780,764
	Olympic Steel, Inc.	5,630	175,093
	Orion SA	15,749	152,765
*	Perimeter Solutions, Inc.	35,594	574,131
	Quaker Chemical Corp.	5,221	597,387
	Ramaco Resources, Inc. (METC US), Class A	14,700	299,145
	Ramaco Resources, Inc. (METCB US), Class B	518	7,034
*	Ranpak Holdings Corp.	28,683	104,693
*	Rayonier Advanced Materials, Inc.	31,099	119,420
»††	Resolute Forest Products, Inc.	24,714	6,581
	Ryerson Holding Corp.	15,125	311,575
	Silgan Holdings, Inc.	24,794	1,153,665
	Sonoco Products Co.	21,495	968,780
	Stepan Co.	8,464	429,717
	SunCoke Energy, Inc.	40,627	300,233
	Sylvamo Corp.	8,008	368,929
*	Tredegar Corp.	13,536	117,899
	TriMas Corp.	16,405	586,151
	Tronox Holdings PLC	63,271	201,834
	Warrior Met Coal, Inc.	18,263	938,353
	Westlake Corp.	21,530	1,707,329
	Worthington Steel, Inc.	17,930	547,224
TOTAL MATERIALS			42,981,351
REAL ESTATE — (1.0%)
*	AMREP Corp.	1,949	43,365
*	Anywhere Real Estate, Inc.	51,347	237,223
		Shares	Value†
REAL ESTATE — (Continued)
*	Cushman & Wakefield PLC	91,595	$1,116,543
*	Douglas Elliman, Inc.	29,445	80,974
*	Five Point Holdings LLC, Class A	19,281	102,768
*	Forestar Group, Inc.	19,031	471,969
*	FRP Holdings, Inc.	7,960	210,144
*	Howard Hughes Holdings, Inc.	17,853	1,227,037
*	Jones Lang LaSalle, Inc.	7,092	1,917,393
	Kennedy-Wilson Holdings, Inc.	46,092	337,393
	Marcus & Millichap, Inc.	13,324	415,176
	Newmark Group, Inc., Class A	51,131	775,657
*	RE/MAX Holdings, Inc., Class A	9,594	73,778
	RMR Group, Inc., Class A	3,378	54,250
*	Seaport Entertainment Group, Inc.	4,496	103,723
*	Star Holdings	4,116	29,594
*	Stratus Properties, Inc.	2,386	38,021
#*	Tejon Ranch Co.	13,125	235,725
TOTAL REAL ESTATE			7,470,733
UTILITIES — (0.4%)
	Genie Energy Ltd., Class B	6,818	138,542
*	Hallador Energy Co.	1,052	18,557
	MDU Resources Group, Inc.	67,421	1,163,012
*	Montauk Renewables, Inc.	16,153	35,052
	New Jersey Resources Corp.	3,080	141,403
	Ormat Technologies, Inc.	16,699	1,493,058
TOTAL UTILITIES			2,989,624
TOTAL COMMON STOCKS Cost ($614,257,544)			690,031,139

TEMPORARY CASH INVESTMENTS — (0.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	1,024,538	1,024,538

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	1,567,674	$18,133,286
TOTAL INVESTMENTS — (100.0%)
(Cost $633,415,069)^^			$709,188,963
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$26,744,429	—	—	$26,744,429
Consumer Discretionary	96,754,994	—	—	96,754,994
Consumer Staples	38,240,426	—	—	38,240,426
Energy	62,152,038	—	—	62,152,038
Financials	201,898,283	$3,539	$70	201,901,892
Health Care	48,242,128	90,613	21,339	48,354,080
Industrials	114,257,057	3,960	69	114,261,086
Information Technology	48,180,486	—	—	48,180,486
Materials	42,974,770	—	6,581	42,981,351
Real Estate	7,470,733	—	—	7,470,733
Utilities	2,989,624	—	—	2,989,624
Temporary Cash Investments	1,024,538	—	—	1,024,538
Securities Lending Collateral	—	18,133,286	—	18,133,286
Total Investments in Securities	$690,929,506	$18,231,398	$28,059˂˃	$709,188,963

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2025, the Fund consisted of one hundred and three operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2070 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity 2 Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity 2 Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Targeted Value Portfolio and Dimensional World

ex U.S. Sustainability Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2025, the DFA Commodity Strategy Portfolio held $233,287,074 in the Subsidiary, representing 22.33% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2025, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$229,418
U.S. Large Cap Value Portfolio	15,880,654
U.S. Targeted Value Portfolio	11,135,624
U.S. Small Cap Value Portfolio	13,503,862
U.S. Core Equity 1 Portfolio	12,013,144
U.S. Core Equity 2 Portfolio	13,526,250
U.S. Vector Equity Portfolio	3,287,034
U.S. Small Cap Portfolio	11,991,209
U.S. Micro Cap Portfolio	5,032,497
DFA Real Estate Securities Portfolio	4,410,198
Large Cap International Portfolio	3,994,158
International Core Equity 2 Portfolio	23,608,841
International Small Company Portfolio	10,167,097
Global Small Company Portfolio	81,073
Japanese Small Company Portfolio	163,571
Asia Pacific Small Company Portfolio	151,468
United Kingdom Small Company Portfolio	19,769
Continental Small Company Portfolio	5,145
DFA International Real Estate Securities Portfolio	3,413,496
DFA Global Real Estate Securities Portfolio	6,535,454
DFA International Small Cap Value Portfolio	8,904,282
International Vector Equity Portfolio	2,536,833
World ex U.S. Value Portfolio	248,913
World ex U.S. Targeted Value Portfolio	565,690
World ex U.S. Core Equity Portfolio	2,983,137
Selectively Hedged Global Equity Portfolio	151,383
Emerging Markets Portfolio	2,688,937
Emerging Markets Small Cap Portfolio	2,389,907
Emerging Markets Value Portfolio	9,041,985
Emerging Markets Core Equity 2 Portfolio	19,816,098
U.S. Large Cap Equity Portfolio	1,117,206

Federal Tax Cost
DFA Commodity Strategy Portfolio	$2,806,684
DFA One-Year Fixed Income Portfolio	4,509,616
DFA Two-Year Global Fixed Income Portfolio	4,472,059
DFA Selectively Hedged Global Fixed Income Portfolio	993,051
DFA Short-Term Government Portfolio	1,880,180
DFA Five-Year Global Fixed Income Portfolio	9,111,182
DFA World ex U.S. Government Fixed Income Portfolio	1,037,607
DFA Intermediate Government Fixed Income Portfolio	6,095,966
DFA Short-Term Extended Quality Portfolio	5,610,078
DFA Intermediate-Term Extended Quality Portfolio	1,770,162
DFA Targeted Credit Portfolio	845,640
DFA Investment Grade Portfolio	12,859,802
DFA Inflation-Protected Securities Portfolio	5,442,060
DFA Short-Term Municipal Bond Portfolio	1,473,328
DFA Intermediate-Term Municipal Bond Portfolio	1,342,161
DFA Selective State Municipal Bond Portfolio	526,021
DFA Short-Term Selective State Municipal Bond Portfolio	200,088
DFA California Short-Term Municipal Bond Portfolio	814,857
DFA California Intermediate-Term Municipal Bond Portfolio	431,419
DFA NY Municipal Bond Portfolio	166,209
Dimensional Retirement Income Fund	60,682
Dimensional 2045 Target Date Retirement Income Fund	153,858
Dimensional 2050 Target Date Retirement Income Fund	130,746
Dimensional 2055 Target Date Retirement Income Fund	95,536
Dimensional 2060 Target Date Retirement Income Fund	79,028
Dimensional 2065 Target Date Retirement Income Fund	33,259
Dimensional 2070 Target Date Retirement Income Fund	18
Dimensional 2015 Target Date Retirement Income Fund	21,026
Dimensional 2020 Target Date Retirement Income Fund	62,016
Dimensional 2025 Target Date Retirement Income Fund	119,986
Dimensional 2030 Target Date Retirement Income Fund	162,660
Dimensional 2035 Target Date Retirement Income Fund	169,806
Dimensional 2040 Target Date Retirement Income Fund	154,904
DFA Short-Duration Real Return Portfolio	1,982,598
DFA Municipal Real Return Portfolio	1,724,835
DFA Municipal Bond Portfolio	469,560
World Core Equity Portfolio	598,295
DFA LTIP Portfolio	579,954
U.S. Social Core Equity 2 Portfolio	917,797
U.S. Sustainability Core 1 Portfolio	4,347,146
U.S. Sustainability Targeted Value Portfolio	429,014
International Sustainability Core 1 Portfolio	2,777,115
International Social Core Equity Portfolio	1,216,000
Global Social Core Equity Portfolio	54,102
Emerging Markets Social Core Equity Portfolio	1,180,061
Dimensional VA U.S. Targeted Value Portfolio	633,723
Dimensional VA U.S. Large Value Portfolio	440,743
Dimensional VA International Value Portfolio	484,750

Federal Tax Cost
Dimensional VA International Small Portfolio	$328,422
Dimensional VA Short-Term Fixed Portfolio	416,669
Dimensional VA Global Bond Portfolio	327,373
Dimensional VIT Inflation-Protected Securities Portfolio	227,070
Dimensional VA Global Moderate Allocation Portfolio	170,741
U.S. Large Cap Growth Portfolio	2,083,329
U.S. Small Cap Growth Portfolio	1,294,878
International Large Cap Growth Portfolio	767,256
International Small Cap Growth Portfolio	223,383
DFA Social Fixed Income Portfolio	687,766
DFA Diversified Fixed Income Portfolio	1,800,056
U.S. High Relative Profitability Portfolio	3,436,384
International High Relative Profitability Portfolio	1,242,227
Dimensional VA Equity Allocation Portfolio	173,295
DFA MN Municipal Bond Portfolio	27,973
DFA California Municipal Real Return Portfolio	352,135
DFA Global Core Plus Fixed Income Portfolio	2,754,641
Emerging Markets Sustainability Core 1 Portfolio	855,587
Emerging Markets Targeted Value Portfolio	217,696
DFA Global Sustainability Fixed Income Portfolio	702,079
DFA Oregon Municipal Bond Portfolio	90,851
DFA Global Core Plus Real Return Portfolio	269,357
Emerging Markets ex China Core Equity Portfolio	923,132
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	93,795
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any,  against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.